UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22487

DBX ETF Trust

(Exact name of registrant as specified in charter)

875 Third Avenue

New York, New York 10022

(Address of principal executive offices) (Zip code)

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 454-4500

Date of fiscal year end: May 31

Date of reporting period: May 31, 2026

Item 1. Reports to Stockholders.

(a)

Xtrackers Artificial Intelligence and Big Data ETF

XAIX: Nasdaq Stock Market

Annual Shareholder Report — May 31, 2026

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
XAIX	$47	0.35%

Gross expense ratio as of the latest prospectus: 0.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers Artificial Intelligence and Big Data ETF (the "Fund") for the period June 1, 2025 to May 31, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Nasdaq Global Artificial Intelligence and Big Data Index (the Underlying Index). The Underlying Index is designed to track the performance of a selection of companies engaged in the sub-themes of deep learning, image recognition, natural language processing (NLP), speech recognition & chatbots, big data, cloud computing and cybersecurity.

The Fund returned 67.27% for the period ended May 31, 2026. The Fund's underlying index returned 67.64% and the Fund's broad-based index the MSCI ACWI Index returned 30.27% during the same period.

All sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Communication Services and Financials. From a geographical perspective, Untied States, Korea and France were the positive contributors, while Germany, Japan and Hong Kong contributed negatively to performance.

Fund Performance

Nasdaq Global Artificial Intelligence and Big Data Index is designed to track the performance of a selection of companies engaged in the sub themes of deep learning, image recognition, natural language processing, speech recognition & chatbots, big data, cloud computing and cybersecurity.

MSCI ACWI Index captures large and mid-cap representation across Developed Markets and Emerging Markets countries. The index covers approximately 85% of the global investable equity opportunity set.

MSCI ACWI Index is a required broad-based index that represents the Fund's overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

Table Summary
	Xtrackers Artificial Intelligence and Big Data ETF - NAV	Nasdaq Global Artificial Intelligence and Big Data Index (the Underlying Index)	MSCI ACWI Index
8/2/24	$10,000	$10,000	$10,000
8/31/24	$10,267	$10,268	$10,390
9/30/24	$10,645	$10,648	$10,632
10/31/24	$10,595	$10,594	$10,393
11/30/24	$11,359	$11,357	$10,782
12/31/24	$11,114	$11,113	$10,527
1/31/25	$11,557	$11,559	$10,880
2/28/25	$11,249	$11,252	$10,815
3/31/25	$10,467	$10,469	$10,387
4/30/25	$10,733	$10,735	$10,484
5/31/25	$11,713	$11,721	$11,087
6/30/25	$12,787	$12,798	$11,585
7/31/25	$12,984	$12,994	$11,742
8/31/25	$12,979	$12,989	$12,032
9/30/25	$13,887	$13,901	$12,468
10/31/25	$14,769	$14,787	$12,747
11/30/25	$14,079	$14,095	$12,745
12/31/25	$14,399	$14,419	$12,878
1/31/26	$14,667	$14,690	$13,260
2/28/26	$14,302	$14,326	$13,430
3/31/26	$13,247	$13,268	$12,466
4/30/26	$15,839	$15,868	$13,734
5/31/26	$19,592	$19,648	$14,443
Table Summary
Fund/Index	1-Year	Since Inception 8/2/24
Xtrackers Artificial Intelligence and Big Data ETF - NAV	67.27%	44.41%
Nasdaq Global Artificial Intelligence and Big Data Index	67.64%	44.64%
MSCI ACWI Index	30.27%	22.25%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. Investors should not expect that such favorable returns can be consistently achieved. A fund's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Key Fund Statistics

Table Summary
Net Assets ($)	155,888,663
Number of Portfolio Holdings	93
Portfolio Turnover Rate (%)	19
Total Net Advisory Fees Paid ($)	315,648

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Table Summary
Holdings	52.8% of Net Assets
Micron Technology, Inc.	9.0%
Samsung Electronics Co. Ltd.	8.3%
SK hynix, Inc.	7.7%
Intel Corp.	4.9%
Cisco Systems, Inc.	4.1%
Alphabet, Inc.	4.0%
Amazon.com, Inc.	3.8%
Apple, Inc.	3.8%
NVIDIA Corp.	3.7%
Oracle Corp.	3.5%

Sector Allocation

Table Summary
Sector	% of Net Assets
Semiconductors & Semiconductor Equipment	27%
Software	21%
Technology Hardware, Storage & Peripherals	17%
Communications Equipment	8%
Broadline Retail	7%
Interactive Media & Services	7%
Diversified Telecommunication Services	4%
IT Services	4%
Banks	3%
Commercial Banks	1%
Internet Software & Services	0%
Other	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	74%
South Korea	16%
Hong Kong	3%
Germany	2%
China	2%
Other	3%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Companies involved in artificial intelligence and big data face intense competition, may have limited product lines, markets, financial resources and personnel. Artificial intelligence and big data companies are also subject to risks of new technologies and are heavily dependent on patents and intellectual property rights and the products of these companies may face obsolescence due to rapid technological developments. Incorporation of ESG criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. This fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

Nasdaq Global Artificial Intelligence and Big Data Index is a registered trademark of Nasdaq, Inc, (which with its affiliates is  referred to as the “Corporations”) and is licensed for use by DBX Advisors LLC.  The Fund has not been passed on by the Corporations as to their legality or suitability.  The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

XAIX-TSRA

R-106209-2 (7/26) DBX007358 (7/27)

Xtrackers Cybersecurity Select Equity ETF

PSWD: Nasdaq Stock Market

Annual Shareholder Report — May 31, 2026

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSWD	$21	0.20%

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers Cybersecurity Select Equity ETF (the "Fund") for the period June 1, 2025 to May 31, 2026.You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Cyber Security ESG Screened Index (the Underlying Index). The Underlying Index is comprised of companies that have business operations in the field of cybersecurity and that fulfill certain sustainability criteria.

The Fund returned 14.41% for the period ended May 31, 2026. The Fund's underlying index returned 14.76% and the Fund's broad-based index the MSCI ACWI Index returned 30.27% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Internet Services & Infrastructure, Communications Equipment and Application Software. The Electronic Equipment & Instruments is the only sector that detracted from the performance. From a geographical perspective, the United States, Canada and Hong Kong were the positive contributors, while Japan, Germany and France contributed negatively to performance.

Fund Performance

Solactive Cyber Security ESG Screened Index is comprised of companies that have business operations in the field of cybersecurity and that fulfill certain sustainability criteria.

MSCI ACWI Index captures large and mid-cap representation across Developed Markets and Emerging Markets countries. The index covers approximately 85% of the global investable equity opportunity set.

The MSCI ACWI Index is a required broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

Table Summary
	Xtrackers Cybersecurity Select Equity ETF - NAV	Solactive Cyber Security ESG Screened Index (the Underlying Index)	MSCI ACWI Index
7/13/23	$10,000	$10,000	$10,000
7/31/23	$10,607	$10,520	$9,979
8/31/23	$10,507	$10,520	$9,979
9/30/23	$10,184	$10,188	$9,559
10/31/23	$9,657	$9,663	$9,241
11/30/23	$11,076	$11,071	$10,095
12/31/23	$12,109	$12,108	$10,624
1/31/24	$12,425	$12,378	$10,648
2/29/24	$12,766	$12,767	$11,093
3/31/24	$12,388	$12,388	$11,437
4/30/24	$11,739	$11,737	$11,056
5/31/24	$11,387	$11,392	$11,503
6/30/24	$12,102	$12,109	$11,837
7/31/24	$12,246	$12,255	$12,028
8/31/24	$12,881	$12,896	$12,334
9/30/24	$13,072	$13,087	$12,620
10/31/24	$12,748	$12,765	$12,337
11/30/24	$13,776	$13,800	$12,798
12/31/24	$13,334	$13,349	$12,495
1/31/25	$14,194	$14,216	$12,915
2/28/25	$13,910	$13,945	$12,837
3/31/25	$13,253	$13,280	$12,330
4/30/25	$13,727	$13,758	$12,445
5/31/25	$14,174	$14,203	$13,160
6/30/25	$14,995	$15,030	$13,751
7/31/25	$14,477	$14,511	$13,938
8/31/25	$14,676	$14,707	$14,282
9/30/25	$15,228	$15,262	$14,799
10/31/25	$14,812	$14,843	$15,130
11/30/25	$14,107	$14,138	$15,129
12/31/25	$13,562	$13,592	$15,286
1/31/26	$13,592	$13,624	$15,740
2/28/26	$12,455	$12,478	$15,942
3/31/26	$12,266	$12,292	$14,797
4/30/26	$13,091	$13,121	$16,302
5/31/26	$16,215	$16,298	$17,144
Table Summary
Fund/Index	1-Year	Since Inception 7/13/23
Xtrackers Cybersecurity Select Equity ETF - NAV	14.41%	18.22%
Solactive Cyber Security ESG Screened Index	14.76%	18.43%
MSCI ACWI Index	30.27%	20.52%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Table Summary
Net Assets ($)	8,866,099
Number of Portfolio Holdings	54
Portfolio Turnover Rate (%)	37
Total Net Advisory Fees Paid ($)	15,452

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Table Summary
Holdings	51.6% of Net Assets
Crowdstrike Holdings, Inc.	6.2%
Okta, Inc.	6.1%
Fortinet, Inc.	5.7%
Rubrik, Inc.	5.7%
Palo Alto Networks, Inc.	5.6%
NEXTDC Ltd.	4.8%
Akamai Technologies, Inc.	4.6%
F5, Inc.	4.4%
SentinelOne, Inc.	4.3%
Qualys, Inc.	4.2%

Sector Allocation

Table Summary
Sector	% of Net Assets
Systems Software	57%
Internet Services & Infrastructure	22%
Application Software	7%
IT Consulting & Other Services	5%
Communications Equipment	5%
Research & Consulting Services	1%
Electronic Equipment, Instruments & Components	1%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	70%
Japan	7%
Australia	5%
China	4%
Israel	4%
Canada	3%
Malaysia	2%
Other	4%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Companies in the cybersecurity field face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Companies in the cybersecurity field also face heightened risk caused by obsolescence due to rapid technological developments, by potential loss or impairment of patent and intellectual property rights and by the risk of cyber-attacks. Incorporation of ESG criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Regulatory changes or interpretations regarding the definitions and/or use of ESG criteria could have a material adverse effect on the Fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective, as well as the ability of certain classes of investors to invest in funds following an ESG strategy such as the Fund. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. This fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

PSWD-TSRA

R-101067-3 (7/26) DBX007359 (7/27)

Xtrackers International Real Estate ETF

HAUZ: NYSE Arca, Inc.

Annual Shareholder Report — May 31, 2026

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HAUZ	$10	0.10%

Gross expense ratio as of the latest prospectus: 0.10%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers International Real Estate ETF (the "Fund") for the period June 1, 2025 to May 31, 2026.You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index (the Underlying Index). The Underlying Index is a free-float capitalization weighted index that provides exposure to publicly traded real estate securities in countries outside the United States, excluding Pakistan and Vietnam.

The Fund returned 9.54% for the period ended May 31, 2026. The Fund's underlying index returned 9.23% and the Fund's broad-based index the MSCI ACWI ex USA Index returned 32.77% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Diversified Real Estate Activities, Real Estate Operating Companies and Retail REITs. The Interactive Media & Services, Office REITs and Real Estate Services sectors detracted from the performance. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from Hong Kong, Japan and Israel while Germany, the United Kingdom and Philippines contributed negatively to performance.

Fund Performance

iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index is a free-float capitalization weighted index that provides exposure to publicly traded real estate securities in countries outside the United States, excluding Pakistan and Vietnam.

MSCI ACWI ex USA Index captures large and mid-cap representation across Developed Markets countries (excluding the US) and Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the US.

The MSCI ACWI ex USA Index is a required broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

Table Summary
	Xtrackers International Real Estate ETF - NAV	iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index (the Underlying Index)	MSCI ACWI ex USA Index
'16	$10,000	$10,000	$10,000
'16	$10,064	$10,057	$10,212
'16	$10,485	$10,509	$10,781
'16	$10,716	$10,735	$11,005
'16	$10,802	$10,848	$11,202
'16	$10,707	$10,755	$11,015
'16	$10,630	$10,682	$10,770
'16	$10,607	$10,657	$10,650
'17	$10,979	$11,051	$11,268
'17	$11,222	$11,314	$11,656
'17	$11,516	$11,620	$12,015
'17	$11,750	$11,860	$12,204
'17	$12,033	$12,148	$12,529
'17	$12,229	$12,361	$12,761
'17	$12,678	$12,831	$13,420
'17	$12,834	$12,997	$13,557
'17	$12,863	$13,034	$13,517
'17	$13,373	$13,565	$14,066
'17	$13,380	$13,578	$14,152
'17	$13,637	$13,860	$14,589
'18	$14,407	$14,630	$15,568
'18	$13,876	$14,115	$14,833
'18	$13,559	$13,796	$14,484
'18	$13,795	$14,061	$14,648
'18	$13,742	$14,006	$14,527
'18	$13,414	$13,685	$13,982
'18	$13,557	$13,838	$14,132
'18	$13,487	$13,797	$13,974
'18	$13,296	$13,606	$13,781
'18	$12,094	$12,383	$12,367
'18	$12,443	$12,745	$12,919
'18	$12,167	$12,460	$12,558
'19	$12,963	$13,287	$13,473
'19	$13,218	$13,591	$12,437
'19	$13,688	$14,084	$12,511
'19	$13,456	$13,845	$12,841
'19	$13,358	$13,749	$12,152
'19	$13,798	$14,194	$12,884
'19	$13,715	$14,106	$12,728
'19	$13,659	$14,042	$12,335
'19	$13,906	$14,297	$12,652
'19	$14,355	$14,759	$13,094
'19	$14,288	$14,690	$13,209
'19	$14,738	$15,150	$13,781
'20	$14,612	$15,025	$13,411
'20	$13,547	$13,929	$12,351
'20	$10,555	$10,844	$10,563
'20	$11,277	$11,584	$11,363
'20	$11,383	$11,689	$11,735
'20	$11,638	$11,939	$12,265
'20	$11,862	$12,168	$12,812
'20	$12,434	$12,754	$13,360
'20	$12,082	$12,396	$13,032
'20	$11,672	$11,974	$12,752
'20	$13,314	$13,663	$14,467
'20	$13,817	$14,174	$15,249
'21	$13,578	$13,927	$15,282
'21	$13,909	$14,265	$15,585
'21	$14,123	$14,480	$15,782
'21	$14,614	$14,979	$16,246
'21	$15,052	$15,428	$16,736
'21	$14,997	$15,365	$16,646
'21	$15,163	$15,535	$16,372
'21	$15,421	$15,792	$16,683
'21	$14,746	$15,111	$16,149
'21	$15,168	$15,539	$16,534
'21	$14,632	$14,994	$15,790
'21	$15,108	$15,471	$16,442
'22	$14,569	$14,919	$15,836
'22	$14,320	$14,674	$15,523
'22	$14,519	$14,865	$15,548
'22	$13,618	$13,937	$14,571
'22	$13,355	$13,658	$14,676
'22	$12,111	$12,386	$13,413
'22	$12,729	$13,018	$13,873
'22	$12,123	$12,401	$13,426
'22	$10,617	$10,848	$12,085
'22	$10,548	$10,774	$12,446
'22	$11,686	$11,935	$13,915
'22	$11,743	$11,988	$13,811
'23	$12,487	$12,748	$14,931
'23	$11,932	$12,179	$14,407
'23	$11,552	$11,792	$14,759
'23	$11,848	$12,096	$15,016
'23	$11,111	$11,340	$14,470
'23	$11,302	$11,531	$15,119
'23	$11,922	$12,167	$15,734
'23	$11,502	$11,737	$15,023
'23	$11,028	$11,258	$14,548
'23	$10,465	$10,683	$13,948
'23	$11,535	$11,779	$15,204
'23	$12,515	$12,782	$15,968
'24	$12,064	$12,326	$15,809
'24	$11,833	$12,090	$16,209
'24	$12,388	$12,658	$16,692
'24	$11,975	$12,236	$16,416
'24	$12,101	$12,355	$16,892
'24	$11,768	$12,007	$16,876
'24	$12,442	$12,699	$17,267
'24	$13,099	$13,369	$17,759
'24	$13,735	$14,025	$18,237
'24	$12,671	$12,930	$17,342
'24	$12,517	$12,770	$17,185
'24	$11,852	$12,083	$16,851
'25	$12,118	$12,351	$17,530
'25	$12,099	$12,324	$17,774
'25	$12,104	$12,332	$17,733
'25	$12,933	$13,176	$18,373
'25	$13,358	$13,610	$19,215
'25	$13,891	$14,599	$18,981
'25	$13,749	$14,442	$18,927
'25	$14,329	$15,049	$19,583
'25	$14,415	$15,137	$20,289
'25	$14,168	$14,880	$20,699
'25	$14,419	$15,142	$20,694
'25	$14,559	$15,283	$21,314
'26	$15,305	$16,066	$22,589
'26	$16,069	$16,869	$23,723
'26	$13,903	$14,584	$21,163
'26	$14,941	$15,675	$23,206
'26	$14,633	$15,339	$24,374

Yearly periods ended May 31

Table Summary
Fund/Index	1-Year	5-Year	10-Year
Xtrackers International Real Estate ETF - NAV	9.54%	-0.56%	3.88%
iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index	9.23%	-0.74%	4.04%
MSCI ACWI ex USA Index	32.77%	8.80%	9.82%

Average Annual Total Returns

Prior to February 22, 2019, the Fund operated with a different investment strategy, including tracking a different underlying index. Performance may have been different if the Fund’s current investment strategy had been in effect. Index returns prior to February 22, 2019 reflect that of the prior underlying index.

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Table Summary
Net Assets ($)	1,045,668,212
Number of Portfolio Holdings	405
Portfolio Turnover Rate (%)	11
Total Net Advisory Fees Paid ($)	942,205

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Table Summary
Holdings	22.8% of Net Assets
Goodman Group (Australia)	4.8%
Mitsubishi Estate Co. Ltd. (Japan)	3.2%
Mitsui Fudosan Co. Ltd. (Japan)	2.7%
Sun Hung Kai Properties Ltd. (Hong Kong)	2.3%
Sumitomo Realty & Development Co. Ltd. (Japan)	2.3%
Vonovia SE (Germany)	1.9%
Scentre Group (Australia)	1.5%
Swiss Prime Site AG (Switzerland)	1.4%
Link (Hong Kong)	1.4%
China Resources Land Ltd. (Hong Kong)	1.3%

Sector Allocation

Table Summary
Sector	% of Net Assets
Real Estate Operations/Development	35%
Diversified	15%
Warehouse/Industry	12%
Real Estate Management/Services	11%
Shopping Centers	10%
Office Property	5%
Apartments	3%
Regional Malls	2%
Health Care	1%
Building-Residential/Commercial	1%
Other	5%

Geographical Diversification

Table Summary
Country	% of Net Assets
Japan	22%
Australia	13%
Hong Kong	12%
Singapore	6%
United Kingdom	6%
Canada	6%
Sweden	4%
France	4%
Israel	3%
Switzerland	3%
Germany	3%
Other	17%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of the Fund may diverge from that of the underlying index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. See the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

HAUZ-TSRA

R-101068-3 (7/26) DBX007362 (7/27)

Xtrackers Semiconductor Select Equity ETF

CHPS: Nasdaq Stock Market

Annual Shareholder Report — May 31, 2026

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CHPS	$31	0.15%

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers Semiconductor Select Equity ETF (the "Fund") for the period June 1, 2025 to May 31, 2026.You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Semiconductor ESG Screened Index (the Underlying Index). The Underlying Index is comprised of companies that have business operations in the semiconductor industry and that fulfill certain sustainability criteria.

The Fund returned 211.95% for the period ended May 31, 2026. The Fund's underlying index returned 212.27% and the Fund's broad-based index the MSCI ACWI Index returned 30.27% during the same period.

The Semiconductors, Semiconductor Materials & Equipment and Electronic Components sectors contributed positively to performance during the period. From a geographical perspective, the United States, Korea and Taiwan were the positive contributors to performance.

Fund Performance

Solactive Semiconductor ESG Screened Index is comprised of companies that have business operations in the semiconductor industry and that fulfill certain sustainability criteria.

MSCI ACWI Index captures large and mid-cap representation across Developed Markets and Emerging Markets countries. The index covers approximately 85% of the global investable equity opportunity set.

The MSCI ACWI Index is a required broad-based index that represents the fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

Table Summary
	Xtrackers Semiconductor Select Equity ETF - NAV	Solactive Semiconductor ESG Screened Index (the Underlying Index)	MSCI ACWI Index
7/13/23	$10,000	$10,000	$10,000
7/31/23	$10,415	$9,880	$9,979
8/31/23	$9,876	$9,880	$9,979
9/30/23	$9,232	$9,234	$9,559
10/31/23	$8,733	$8,736	$9,241
11/30/23	$10,280	$10,284	$10,095
12/31/23	$11,379	$11,383	$10,624
1/31/24	$11,515	$11,520	$10,648
2/29/24	$12,764	$12,770	$11,093
3/31/24	$13,296	$13,302	$11,437
4/30/24	$12,521	$12,527	$11,056
5/31/24	$13,698	$13,705	$11,503
6/30/24	$14,406	$14,413	$11,837
7/31/24	$13,560	$13,566	$12,028
8/31/24	$13,323	$13,326	$12,334
9/30/24	$13,211	$13,210	$12,620
10/31/24	$12,570	$12,568	$12,337
11/30/24	$12,328	$12,330	$12,798
12/31/24	$12,301	$12,301	$12,495
1/31/25	$12,617	$12,691	$12,915
2/28/25	$12,265	$12,266	$12,837
3/31/25	$11,099	$11,095	$12,330
4/30/25	$10,938	$10,933	$12,445
5/31/25	$12,143	$12,139	$13,160
6/30/25	$14,307	$14,303	$13,751
7/31/25	$14,092	$14,088	$13,938
8/31/25	$14,264	$14,259	$14,282
9/30/25	$16,356	$16,350	$14,799
10/31/25	$19,083	$19,080	$15,130
11/30/25	$18,585	$18,576	$15,129
12/31/25	$19,360	$19,351	$15,286
1/31/26	$23,108	$23,105	$15,740
2/28/26	$24,055	$24,053	$15,942
3/31/26	$21,465	$21,455	$14,797
4/30/26	$29,997	$29,990	$16,302
5/31/26	$37,880	$37,906	$17,144
Table Summary
Fund/Index	1-Year	Since Inception 7/13/23
Xtrackers Semiconductor Select Equity ETF - NAV	211.95%	58.60%
Solactive Semiconductor ESG Screened Index	212.27%	58.64%
MSCI ACWI Index	30.27%	20.52%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. Investors should not expect that such favorable returns can be consistently achieved. A Fund's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Key Fund Statistics

Table Summary
Net Assets ($)	89,580,596
Number of Portfolio Holdings	53
Portfolio Turnover Rate (%)	24
Total Net Advisory Fees Paid ($)	37,817

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Table Summary
Holdings	49.4% of Net Assets
Micron Technology, Inc.	6.8%
SK hynix, Inc.	6.8%
Advanced Micro Devices, Inc.	6.5%
Intel Corp.	5.5%
QUALCOMM, Inc.	5.0%
Texas Instruments, Inc.	4.2%
Broadcom, Inc.	3.7%
MediaTek, Inc.	3.7%
Lam Research Corp.	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6%

Sector Allocation

Table Summary
Sector	% of Net Assets
Semiconductors	71%
Semiconductor Materials & Equipment	24%
Electronic Components	3%
Electronic Manufacturing Services	2%
Industrial Machinery & Supplies	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	61%
Taiwan	11%
South Korea	8%
Japan	7%
Netherlands	6%
Germany	2%
Other	5%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Companies in the semiconductor field face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Cybersecurity companies also face heightened risk due to their dependence on the availability of materials that meet exacting standards, to reliance on a limited number of suppliers and by potential loss or impairment of patent and intellectual property rights. Incorporation of ESG criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Regulatory changes or interpretations regarding the definitions and/or use of ESG criteria could have a material adverse effect on the Fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective, as well as the ability of certain classes of investors to invest in funds following an ESG strategy such as the Fund. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. This fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

CHPS-TSRA

 R-101069-3 (7/26) DBX007371 (7/27)

Xtrackers US Green Infrastructure Select Equity ETF

UPGR: Nasdaq Stock Market

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about the Xtrackers US Green Infrastructure Select Equity ETF (the "Fund") for the period June 1, 2025 to May 31, 2026.You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UPGR	$48	0.35%

Gross expense ratio as of the latest prospectus: 0.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive United States Green Infrastructure ESG Screened Index (the Underlying Index). The Underlying Index is comprised of companies that have business exposure in the production, generation, or distribution of green energy or are engaged in the establishment of a sustainable infrastructure to enable the use of renewable energy and that fulfill certain sustainability criteria.

The Fund returned 71.61% for the period ended May 31, 2026. The Fund's underlying index returned 71.72% and the Fund's broad-based index the S&P Composite 1500® Index returned 29.67% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Industrials, Materials and Energy. The Consumer Discretionary detracted from the performance.

Fund Performance

Solactive United States Green Infrastructure ESG Screened Index is comprised of companies that have business exposure in the production, generation, or distribution of green energy or are engaged in the establishment of a sustainable infrastructure to enable the use of renewable energy and that fulfill certain sustainability criteria.

S&P Composite 1500® Index combines three leading indices, the S&P 500®, the S&P MidCap 400®, and the S&P SmallCap 600®, to cover approximately 90% of the U.S. market capitalization. It is designed for investors seeking to replicate the performance of the U.S. equity market or benchmark against a representative universe of tradeable stocks.

The S&P Composite 1500® Index is a required broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

Table Summary
	Xtrackers US Green Infrastructure Select Equity ETF - NAV	Solactive United States Green Infrastructure ESG Screened Index (the Underlying Index)	S&P Composite 1500® Index
7/13/23	$10,000	$10,000	$10,000
7/31/23	$10,154	$9,148	$10,085
8/31/23	$9,142	$9,148	$10,085
9/30/23	$8,138	$8,145	$9,599
10/31/23	$7,117	$7,125	$9,370
11/30/23	$7,581	$7,595	$10,221
12/31/23	$8,546	$8,566	$10,730
1/31/24	$7,626	$7,643	$10,873
2/29/24	$7,917	$7,939	$11,452
3/31/24	$8,017	$8,039	$11,836
4/30/24	$7,297	$7,313	$11,335
5/31/24	$8,085	$8,104	$11,893
6/30/24	$7,374	$7,389	$12,269
7/31/24	$7,978	$7,990	$12,477
8/31/24	$7,721	$7,736	$12,749
9/30/24	$7,770	$7,781	$13,011
10/31/24	$7,457	$7,463	$12,888
11/30/24	$7,934	$7,939	$13,682
12/31/24	$7,299	$7,297	$13,300
1/31/25	$7,386	$7,378	$13,678
2/28/25	$6,736	$6,727	$13,462
3/31/25	$6,169	$6,157	$12,703
4/30/25	$6,258	$6,246	$12,595
5/31/25	$6,912	$6,904	$13,379
6/30/25	$7,443	$7,436	$14,045
7/31/25	$7,913	$7,901	$14,352
8/31/25	$8,502	$8,493	$14,669
9/30/25	$9,461	$9,448	$15,171
10/31/25	$10,617	$10,605	$15,493
11/30/25	$10,042	$10,030	$15,553
12/31/25	$9,863	$9,852	$15,563
1/31/26	$10,808	$10,799	$15,824
2/28/26	$10,194	$10,183	$15,755
3/31/26	$9,645	$9,633	$14,970
4/30/26	$10,763	$10,752	$16,520
5/31/26	$11,862	$11,855	$17,349
Table Summary
Fund/Index	1-Year	Since Inception 7/13/23
Xtrackers US Green Infrastructure Select Equity ETF - NAV	71.61%	6.09%
Solactive United States Green Infrastructure ESG Screened Index	71.72%	6.07%
S&P Composite 1500® Index	29.67%	21.02%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. Investors should not expect that such favorable returns can be consistently achieved. A Fund's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Key Fund Statistics

Table Summary
Net Assets ($)	6,543,918
Number of Portfolio Holdings	47
Portfolio Turnover Rate (%)	50
Total Net Advisory Fees Paid ($)	18,597

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Table Summary
Holdings	33.8% of Net Assets
FuelCell Energy, Inc.	6.2%
Purecycle Technologies, Inc.	4.3%
Shoals Technologies Group, Inc.	3.4%
Bloom Energy Corp.	3.4%
First Solar, Inc.	2.9%
Energy Vault Holdings, Inc.	2.9%
Quantumscape Corp.	2.7%
Plug Power, Inc.	2.7%
Eos Energy Enterprises, Inc.	2.7%
Fluence Energy, Inc.	2.6%

Sector Allocation

Table Summary
Sector	% of Net Assets
Industrials	62%
Materials	13%
Consumer Discretionary	11%
Utilities	6%
Information Technology	5%
Energy	4%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund will be sensitive to, and its performance will depend to a great extent on, the overall condition of green or low carbon infrastructure companies. These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of green or low carbon energy companies. Such companies face enhanced risks caused by factors including changes in government regulations, the impact of adverse weather conditions and on the demand for renewable energy production. Incorporation of ESG criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Regulatory changes or interpretations regarding the definitions and/or use of ESG criteria could have a material adverse effect on the Fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective, as well as the ability of certain classes of investors to invest in funds following an ESG strategy such as the Fund. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. This fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

UPGR-TSRA

R-101070-3 (7/26) DBX007373 (7/27)

Xtrackers US National Critical Technologies ETF

CRTC: NYSE Arca, Inc.

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about the Xtrackers US National Critical Technologies ETF (the "Fund") for the period June 1, 2025 to May 31, 2026.You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CRTC	$39	0.35%

Gross expense ratio as of the latest prospectus: 0.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Whitney U.S. Critical Technologies Index (the Underlying Index). The Underlying Index is a market-capitalization weighted index, subject to caps on the weighting of individual companies, that is designed to track companies that support critical emerging technologies across the U.S. and its allies by selecting companies from a defined investment universe that satisfy key criteria related to their association with critical technology sectors and their geopolitical risk rating.

The Fund returned 25.47% for the period ended May 31, 2026. The Fund's underlying index returned 25.40% and the Fund's broad-based index the MSCI World Index returned 27.49% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Communication Services and Industrials. The Health Care, Financials and Real Estate sectors detracted from the performance.

Fund Performance

Solactive Whitney U.S. Critical Technologies Index is a market-capitalization weighted index, subject to caps on the weighting of individual companies, that is designed to track companies that support critical emerging technologies across the U.S. and its allies by selecting companies from a defined investment universe that satisfy key criteria related to their association with critical technology sectors and their geopolitical risk rating.

MSCI World Index captures large and mid-cap representation across Developed Markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

The MSCI World Index is a required broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

Table Summary
	Xtrackers US National Critical Technologies ETF - NAV	Solactive Whitney U.S. Critical Technologies Index (the Underlying Index)	MSCI World Index
11/16/23	$10,000	$10,000	$10,000
11/30/23	$10,207	$10,205	$10,170
12/31/23	$10,699	$10,699	$10,661
1/31/24	$10,979	$10,978	$10,794
2/29/24	$11,402	$11,402	$11,249
3/31/24	$11,814	$11,816	$11,597
4/30/24	$11,334	$11,335	$11,177
5/31/24	$11,770	$11,768	$11,672
6/30/24	$12,188	$12,187	$11,923
7/31/24	$12,254	$12,252	$12,133
8/31/24	$12,412	$12,408	$12,454
9/30/24	$12,657	$12,653	$12,682
10/31/24	$12,498	$12,494	$12,431
11/30/24	$13,096	$13,090	$13,001
12/31/24	$12,632	$12,626	$12,662
1/31/25	$13,082	$13,076	$13,109
2/28/25	$12,815	$12,808	$13,015
3/31/25	$12,106	$12,100	$12,435
4/30/25	$12,078	$12,071	$12,546
5/31/25	$13,011	$13,001	$13,288
6/30/25	$13,813	$13,805	$13,862
7/31/25	$14,236	$14,228	$14,040
8/31/25	$14,318	$14,309	$14,406
9/30/25	$14,820	$14,809	$14,870
10/31/25	$15,184	$15,174	$15,167
11/30/25	$14,938	$14,926	$15,210
12/31/25	$15,020	$15,009	$15,333
1/31/26	$15,337	$15,327	$15,676
2/28/26	$15,181	$15,170	$15,791
3/31/26	$14,520	$14,512	$14,785
4/30/26	$15,464	$15,450	$16,204
5/31/26	$16,324	$16,304	$16,941
Table Summary
Fund/Index	1-Year	Since Inception 11/16/23
Xtrackers US National Critical Technologies ETF - NAV	25.47%	21.26%
Solactive Whitney U.S. Critical Technologies Index	25.40%	21.20%
MSCI World Index	27.49%	23.04%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Table Summary
Net Assets ($)	129,968,177
Number of Portfolio Holdings	218
Portfolio Turnover Rate (%)	13
Total Net Advisory Fees Paid ($)	408,739

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Table Summary
Holdings	36.5% of Net Assets
Alphabet, Inc.	5.1%
Microsoft Corp.	5.0%
Amazon.com, Inc.	4.9%
NVIDIA Corp.	4.6%
Meta Platforms, Inc.	4.4%
Advanced Micro Devices, Inc.	3.9%
Exxon Mobil Corp.	2.8%
Cisco Systems, Inc.	2.2%
Lam Research Corp.	1.8%
Oracle Corp.	1.8%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	39%
Communication Services	14%
Industrials	13%
Health Care	13%
Energy	6%
Consumer Discretionary	5%
Utilities	5%
Materials	3%
Financials	0%
Real Estate	0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Critical technologies are technologies that are deemed to be vital to maintaining the national security of the U.S. now and in the future. Companies involved in critical technologies may be subject to a significant amount of governmental regulation, and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on the critical technologies and the companies involved with them. Critical technologies companies are heavily dependent on patent and intellectual property rights which may be difficult to protect. Investing involves risk, including the possible loss of principal. Stocks may decline in value. This fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

CRTC-TSRA

R-101071-3 (7/26) DBX007374 (7/27)

Xtrackers Harvest CSI 300 China A‑Shares ETF

ASHR: NYSE Arca, Inc.

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about the Xtrackers Harvest CSI 300 China A-Shares ETF (the "Fund") for the period June 1, 2025 to May 31, 2026.You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ASHR	$78	0.65%

Gross expense ratio as of the latest prospectus: 0.65%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 300 Index (the Underlying Index). The Underlying Index is designed to reflect the price fluctuation and performance of the China A-Share market and is composed of the 300 largest and most liquid stocks in the China A-Share market.

The Fund returned 38.86% for the period ended May 31, 2026. The Fund's underlying index returned 38.62% and the Fund's broad-based index the MSCI ACWI ex USA Index returned 32.77% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Industrials and Materials. The Consumer Discretionary, Consumer Staples and Health Care sectors detracted from performance.

Fund Performance

CSI 300 Index is designed to reflect the price fluctuation and performance of the China A-Share market and is composed of the 300 largest and most liquid stocks in the China A-Share market.

MSCI ACWI ex USA Index captures large and mid-cap representation across Developed Markets countries (excluding the US) and Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the US.

The MSCI ACWI ex USA Index is a required broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

Table Summary
	Xtrackers Harvest CSI 300 China A-Shares ETF - NAV	CSI 300 Index (the Underlying Index)	MSCI ACWI ex USA Index
'16	$10,000	$10,000	$10,000
'16	$9,912	$9,921	$9,847
'16	$10,257	$10,158	$10,334
'16	$10,569	$10,524	$10,399
'16	$10,350	$10,311	$10,528
'16	$10,438	$10,418	$10,376
'16	$10,851	$10,863	$10,136
'16	$10,050	$10,026	$10,395
'17	$10,508	$10,410	$10,764
'17	$10,665	$10,630	$10,935
'17	$10,644	$10,607	$11,213
'17	$10,560	$10,550	$11,453
'17	$10,964	$10,851	$11,824
'17	$11,538	$11,535	$11,861
'17	$11,929	$11,934	$12,298
'17	$12,455	$12,462	$12,363
'17	$12,399	$12,386	$12,592
'17	$12,968	$13,015	$12,829
'17	$12,986	$13,053	$12,933
'17	$13,247	$13,331	$13,222
'18	$14,510	$14,618	$13,959
'18	$13,571	$13,691	$13,300
'18	$13,237	$13,336	$13,046
'18	$12,666	$12,758	$13,274
'18	$12,648	$12,816	$12,968
'18	$11,361	$11,522	$12,724
'18	$11,177	$11,277	$13,029
'18	$10,565	$10,703	$12,756
'18	$10,856	$10,962	$12,814
'18	$9,811	$9,936	$11,772
'18	$9,915	$10,032	$11,883
'18	$9,531	$9,647	$11,345
'19	$10,362	$10,490	$12,202
'19	$11,878	$12,055	$12,441
'19	$12,485	$12,651	$12,515
'19	$12,591	$12,756	$12,846
'19	$11,379	$11,590	$12,156
'19	$12,159	$12,365	$12,888
'19	$12,197	$12,441	$12,732
'19	$11,676	$11,889	$12,339
'19	$11,758	$11,993	$12,656
'19	$12,132	$12,367	$13,098
'19	$11,974	$12,198	$13,214
'19	$12,920	$13,168	$13,786
'20	$11,348	$12,944	$13,415
'20	$12,382	$12,605	$12,355
'20	$11,388	$11,648	$10,566
'20	$12,110	$12,441	$11,367
'20	$11,893	$12,155	$11,739
'20	$12,985	$13,326	$12,269
'20	$14,891	$15,297	$12,816
'20	$15,600	$16,019	$13,365
'20	$15,007	$15,363	$13,036
'20	$15,555	$16,009	$12,756
'20	$16,712	$17,176	$14,472
'20	$17,757	$18,206	$15,254
'21	$18,348	$18,913	$15,287
'21	$18,197	$18,842	$15,590
'21	$16,994	$17,574	$15,787
'21	$17,492	$18,099	$16,252
'21	$18,489	$19,097	$16,742
'21	$17,933	$18,609	$16,652
'21	$16,611	$17,217	$16,377
'21	$16,657	$17,234	$16,688
'21	$16,873	$17,449	$16,154
'21	$17,147	$17,820	$16,540
'21	$16,982	$17,591	$15,795
'21	$17,371	$17,982	$16,448
'22	$16,012	$16,644	$15,842
'22	$16,191	$16,841	$15,528
'22	$14,828	$15,444	$15,553
'22	$13,485	$14,131	$14,576
'22	$13,720	$14,288	$14,681
'22	$15,092	$15,679	$13,418
'22	$14,001	$14,583	$13,877
'22	$13,409	$13,966	$13,431
'22	$12,082	$12,671	$12,089
'22	$10,829	$11,388	$12,450
'22	$12,391	$12,737	$13,920
'22	$12,685	$13,182	$13,816
'23	$13,948	$14,571	$14,936
'23	$13,252	$13,889	$14,412
'23	$13,311	$13,976	$14,764
'23	$13,090	$13,799	$15,021
'23	$12,035	$12,693	$14,474
'23	$12,038	$12,680	$15,124
'23	$12,882	$13,545	$15,739
'23	$11,866	$12,478	$15,028
'23	$11,598	$12,209	$14,553
'23	$11,149	$11,807	$13,953
'23	$11,216	$11,869	$15,209
'23	$11,027	$11,716	$15,973
'24	$10,219	$10,840	$15,814
'24	$11,152	$11,835	$16,215
'24	$11,085	$11,796	$16,697
'24	$11,373	$12,061	$16,421
'24	$11,291	$12,004	$16,898
'24	$10,921	$11,655	$16,882
'24	$11,080	$11,776	$17,273
'24	$10,910	$11,608	$17,765
'24	$13,359	$14,212	$18,243
'24	$12,670	$13,575	$17,348
'24	$12,503	$13,463	$17,191
'24	$12,411	$13,417	$16,857
'25	$12,100	$13,099	$17,536
'25	$12,382	$13,312	$17,780
'25	$12,428	$13,374	$17,739
'25	$12,049	$12,958	$18,380
'25	$12,389	$13,360	$19,222
'25	$12,861	$13,841	$19,874
'25	$13,320	$14,365	$19,817
'25	$14,901	$16,003	$20,504
'25	$15,352	$16,559	$21,243
'25	$15,412	$16,609	$21,673
'25	$15,155	$16,292	$21,667
'25	$15,737	$16,905	$22,316
'26	$16,053	$17,299	$23,651
'26	$16,319	$17,563	$24,839
'26	$15,349	$16,471	$22,159
'26	$16,702	$17,986	$24,297
'26	$17,202	$18,520	$25,521

Yearly periods ended May 31

Table Summary
Fund/Index	1-Year	5-Year	10-Year
Xtrackers Harvest CSI 300 China A-Shares ETF - NAV	38.86%	-1.43%	5.57%
CSI 300 Index	38.62%	-0.61%	6.36%
MSCI ACWI ex USA Index	32.77%	8.80%	9.82%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Table Summary
Net Assets ($)	1,908,691,093
Number of Portfolio Holdings	285
Portfolio Turnover Rate (%)	53
Total Net Advisory Fees Paid ($)	12,221,243

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Table Summary
Holdings	25.1% of Net Assets
Zhongji Innolight Co. Ltd.	4.8%
Contemporary Amperex Technology Co. Ltd.	4.2%
Kweichow Moutai Co. Ltd.	3.1%
Eoptolink Technology, Inc. Ltd.	2.6%
Ping An Insurance Group Co. of China Ltd.	2.2%
Zijin Mining Group Co. Ltd.	1.9%
China Merchants Bank Co. Ltd.	1.8%
Cambricon Technologies Corp. Ltd.	1.6%
Midea Group Co. Ltd.	1.5%
Luxshare Precision Industry Co. Ltd.	1.4%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	31%
Financials	19%
Industrials	17%
Materials	9%
Consumer Staples	7%
Consumer Discretionary	6%
Health Care	4%
Utilities	3%
Energy	2%
Communication Services	1%
Real Estate	0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Funds investing in a single country generally are more volatile than more diversified funds. Special risks associated with investments in Chinese companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards the nature and extent of intervention by the Chinese government in the Chinese securities markets, and the potential unavailability of A shares. The U.S. government has imposed restrictions on the ability of U.S. investors to hold and/or acquire securities of certain Chinese companies. To the extent that an Underlying Index includes such a security, and the Fund excludes it, the Fund’s tracking error may increase, and the performance of the Fund and Underlying Index may diverge. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-shares could result in unexpected tax liabilities for the fund which may reduce fund returns. Any reduction or elimination of access to A-shares will have a material adverse effect on the ability of the fund to achieve its investment objective. Performance of the fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

ASHR-TSRA

R-101064-3 (7/26) DBX007360 (7/27)

Xtrackers Harvest CSI 500 China A‑Shares Small Cap ETF

ASHS: NYSE Arca, Inc.

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about the Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (the "Fund") for the period June 1, 2025 to May 31, 2026.You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ASHS	$84	0.65%

Gross expense ratio as of the latest prospectus: 0.65%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 500 Index (the Underlying Index). The Underlying Index is designed to reflect the price fluctuation and performance of small-cap companies in the China A-Share market and is composed of the 500 smallest and most liquid stocks in the China A-Share market.

The Fund returned 59.14% for the period ended May 31, 2026. The Fund's underlying index returned 58.62% and the Fund's broad-based index the MSCI ACWI ex USA Index returned 32.77% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Materials and Industrials. Consumer Staples is the only detractor from performance.

Fund Performance

CSI 500 Index is designed to reflect the price fluctuation and performance of small-cap companies in the China A-Share market and is composed of the 500 smallest and most liquid stocks in the China A-Share market.

MSCI ACWI ex USA Index captures large and mid-cap representation across Developed Markets countries (excluding the US) and Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the US.

The MSCI ACWI ex USA Index is a required broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

Table Summary
	Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF - NAV	CSI 500 Index (the Underlying Index)	MSCI ACWI ex USA Index
'16	$10,000	$10,000	$10,000
'16	$10,203	$10,236	$9,847
'16	$10,370	$10,368	$10,334
'16	$10,658	$10,711	$10,399
'16	$10,494	$10,550	$10,528
'16	$10,530	$10,598	$10,376
'16	$10,539	$10,636	$10,136
'16	$9,888	$9,999	$10,395
'17	$10,030	$10,059	$10,764
'17	$10,364	$10,447	$10,935
'17	$10,258	$10,333	$11,213
'17	$9,911	$10,023	$11,453
'17	$9,503	$9,514	$11,824
'17	$10,009	$10,130	$11,861
'17	$10,371	$10,489	$12,298
'17	$10,855	$10,985	$12,363
'17	$10,972	$11,093	$12,592
'17	$10,926	$11,088	$12,829
'17	$10,427	$10,619	$12,933
'17	$10,562	$10,758	$13,222
'18	$10,807	$11,010	$13,959
'18	$10,434	$10,665	$13,300
'18	$10,543	$10,754	$13,046
'18	$10,147	$10,359	$13,274
'18	$9,856	$10,098	$12,968
'18	$8,614	$8,886	$12,724
'18	$8,370	$8,594	$13,029
'18	$7,727	$7,975	$12,756
'18	$7,689	$7,891	$12,814
'18	$6,749	$6,940	$11,772
'18	$6,970	$7,134	$11,883
'18	$6,729	$6,885	$11,345
'19	$6,897	$7,054	$12,202
'19	$8,296	$8,509	$12,441
'19	$9,124	$9,341	$12,515
'19	$8,714	$8,919	$12,846
'19	$7,857	$8,084	$12,156
'19	$7,992	$8,237	$12,888
'19	$7,890	$8,151	$12,732
'19	$7,587	$7,824	$12,339
'19	$7,689	$7,945	$12,656
'19	$7,749	$8,002	$13,098
'19	$7,730	$7,975	$13,214
'19	$8,401	$8,659	$13,786
'20	$7,706	$8,891	$13,415
'20	$8,660	$8,919	$12,355
'20	$7,877	$8,147	$10,566
'20	$8,383	$8,707	$11,367
'20	$8,408	$8,687	$11,739
'20	$9,234	$9,571	$12,269
'20	$10,497	$10,893	$12,816
'20	$10,854	$11,258	$13,365
'20	$10,174	$10,522	$13,036
'20	$10,166	$10,571	$12,756
'20	$10,689	$11,098	$14,472
'20	$10,887	$11,279	$15,254
'21	$10,939	$11,372	$15,287
'21	$10,902	$11,395	$15,590
'21	$10,577	$11,041	$15,787
'21	$11,124	$11,615	$16,252
'21	$11,660	$12,147	$16,742
'21	$11,740	$12,309	$16,652
'21	$11,709	$12,268	$16,377
'21	$12,547	$13,157	$16,688
'21	$12,296	$12,879	$16,154
'21	$12,215	$12,882	$16,540
'21	$12,667	$13,347	$15,795
'21	$12,841	$13,541	$16,448
'22	$11,473	$12,132	$15,842
'22	$12,038	$12,735	$15,528
'22	$11,037	$11,695	$15,553
'22	$9,398	$10,009	$14,576
'22	$10,041	$10,657	$14,681
'22	$10,802	$11,424	$13,418
'22	$10,484	$11,113	$13,877
'22	$10,033	$10,628	$13,431
'22	$8,999	$9,593	$12,089
'22	$8,873	$9,496	$12,450
'22	$9,812	$10,253	$13,920
'22	$9,524	$10,047	$13,816
'23	$10,456	$11,092	$14,936
'23	$10,269	$10,915	$14,412
'23	$10,351	$11,004	$14,764
'23	$10,117	$10,752	$15,021
'23	$9,566	$10,190	$14,474
'23	$9,336	$9,957	$15,124
'23	$9,675	$10,284	$15,739
'23	$8,955	$9,512	$15,028
'23	$8,855	$9,415	$14,553
'23	$8,548	$9,130	$13,953
'23	$8,811	$9,406	$15,209
'23	$8,645	$9,256	$15,973
'24	$7,422	$7,906	$15,814
'24	$8,422	$8,985	$16,215
'24	$8,163	$8,738	$16,697
'24	$8,512	$9,084	$16,421
'24	$8,319	$8,906	$16,898
'24	$7,769	$8,321	$16,882
'24	$7,774	$8,303	$17,273
'24	$7,529	$8,039	$17,765
'24	$9,413	$10,070	$18,243
'24	$9,438	$10,200	$17,348
'24	$9,207	$9,961	$17,191
'24	$8,901	$9,662	$16,857
'25	$8,719	$9,477	$17,536
'25	$9,190	$9,908	$17,780
'25	$9,221	$9,959	$17,739
'25	$8,854	$9,553	$18,380
'25	$9,003	$9,750	$19,222
'25	$9,492	$10,264	$19,874
'25	$9,936	$10,786	$19,817
'25	$11,402	$12,311	$20,504
'25	$12,024	$12,985	$21,243
'25	$11,900	$12,867	$21,673
'25	$11,491	$12,406	$21,667
'25	$12,325	$13,345	$22,316
'26	$13,821	$15,048	$23,651
'26	$14,539	$15,781	$24,839
'26	$12,739	$13,784	$22,159
'26	$14,082	$15,262	$24,297
'26	$14,327	$15,466	$25,521

Yearly periods ended May 31

Table Summary
Fund/Index	1-Year	5-Year	10-Year
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF - NAV	59.14%	4.21%	3.66%
CSI 500 Index	58.62%	4.95%	4.46%
MSCI ACWI ex USA Index	32.77%	8.80%	9.82%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. Investors should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Key Fund Statistics

Table Summary
Net Assets ($)	38,259,149
Number of Portfolio Holdings	489
Portfolio Turnover Rate (%)	97
Total Net Advisory Fees Paid ($)	198,628

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Table Summary
Holdings	9.9% of Net Assets
Hengtong Optic-electric Co. Ltd.	1.4%
Han's Laser Technology Industry Group Co. Ltd.	1.1%
Biwin Storage Technology Co. Ltd.	1.0%
Accelink Technologies Co. Ltd.	1.0%
Hua Hong Semiconductor Ltd.	0.9%
Shenzhen Sunway Communication Co. Ltd.	1.0%
Hangzhou Chang Chuan Technology Co. Ltd.	0.9%
Shenzhen Longsys Electronics Co. Ltd.	0.9%
Yantai Jereh Oilfield Services Group Co. Ltd.	0.9%
Sharetronic Data Technology Co. Ltd.	0.8%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	32%
Materials	20%
Industrials	18%
Health Care	6%
Consumer Discretionary	6%
Financials	6%
Utilities	3%
Communication Services	3%
Consumer Staples	2%
Energy	2%
Real Estate	1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Funds investing in a single country generally are more volatile than more diversified funds. Special risks associated with investments in Chinese companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards the nature and extent of intervention by the Chinese government in the Chinese securities markets, and the potential unavailability of A shares. The U.S. government has imposed restrictions on the ability of U.S. investors to hold and/or acquire securities of certain Chinese companies. To the extent that an Underlying Index includes such a security, and the Fund excludes it, the Fund’s tracking error may increase, and the performance of the Fund and Underlying Index may diverge. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-shares could result in unexpected tax liabilities for the Fund which may reduce fund returns. Any reduction or elimination of access to A-shares will have a material adverse effect on the ability of the Fund to achieve its investment objective. Performance of the Fund may diverge from that of the underlying index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

ASHS-TSRA

R-101065-3 (7/26) DBX007361 (7/27)

Xtrackers Nifty 500 India ETF

IND: Nasdaq Stock Market

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about the Xtrackers Nifty 500 India ETF (the "Fund") for the period November 25, 2025 (commencement of operations) to May 31, 2026.You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
IND	$9Footnote Reference(a)	0.19%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on the period November 25, 2025 (commencement of operations) through May 31, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote(b)	Annualized.

Gross expense ratio as of the latest prospectus: 0.19%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Nifty 500 Index (the Underlying Index). The Underlying Index measures the equity performance of the top 500 companies traded on the National Stock Exchange of India (the “NSE”) based on full market capitalization that meet certain eligibility requirements. It includes representation from the large, mid and small-cap segments of the Indian equity market.

The Fund returned -10.58% for the period ended May 31, 2026. The Fund's underlying index returned  -10.01% during the same period.

The majority of sectors detracted from the performance during the period with the greatest detractors coming from Financials, Information Technology and the Consumer Discretionary. Materials, Utilities and Industrials sectors contributed positively to performance.

Fund Performance

Niifty 500 Index measures the equity performance of the top 500 companies traded on the National Stock Exchange of India (the "NSE") based on full market capitalization that meet certain eligibility requirements. It includes representation from the large, mid and small-cap segments of the Indian equity markets.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

Table Summary
	Xtrackers Nifty 500 India ETF - NAV	Nifty 500 Index
11/25/25	$10,000	$10,000
11/25	$10,012	$10,083
12/25	$9,954	$10,008
1/26	$9,408	$9,456
2/26	$9,553	$9,601
3/26	$8,121	$8,160
4/26	$8,960	$9,013
5/26	$8,942	$8,999
Table Summary
Fund/Index	Since Inception 11/25/25
Xtrackers Nifty 500 India ETF - NAV	-10.58%
Nifty 500 Index	-10.01%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Table Summary
Net Assets ($)	4,471,083
Number of Portfolio Holdings	503
Portfolio Turnover Rate (%)	3
Total Net Advisory Fees Paid ($)	4,522

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Table Summary
Holdings	28.7% of Net Assets
HDFC Bank Ltd.	5.7%
ICICI Bank Ltd.	4.6%
Reliance Industries Ltd.	4.5%
Bharti Airtel Ltd.	2.8%
Larsen & Toubro Ltd.	2.4%
Infosys Ltd.	2.0%
State Bank of India	2.0%
Axis Bank Ltd.	1.9%
Kotak Mahindra Bank Ltd.	1.4%
ITC Ltd.	1.4%

Sector Allocation

Table Summary
Sector	% of Net Assets
Financials	29%
Industrials	12%
Consumer Discretionary	11%
Materials	9%
Health Care	7%
Energy	7%
Information Technology	7%
Consumer Staples	6%
Utilities	4%
Communication Services	4%
Real Estate	1%
Other	0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. India is an emerging market country and exhibits significantly greater market volatility from time to time in comparison to more developed markets. Special risks associated with investing in Indian companies include less developed securities markets (which can lead to uncertainty and higher transaction costs), exposure to currency fluctuations, political and legal uncertainty, greater government control over the economy and the threat of conflict from persistent religious and border disputes. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that Fund. See the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The Fund is not sponsored, endorsed, sold or promoted by NSE Indices Limited (“NSEI”). NSEI does not make any representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in shares of the Fund particularly or the ability of the Nifty 500 Index (the “Index”) to track general stock market performance in India. The relationship of NSEI to DBX Advisors LLC is only in respect of the licensing of certain trademarks and trade names of its Index which is determined, composed and calculated by NSEI without regard to the DBX Advisors LLC or the Fund. NSEI does not have any obligation to take the needs of the DBX Advisors LLC or the owners of shares of the Fund into consideration in determining, composing or calculating the Index. NSEI is not responsible for or has participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. NSEI has no obligation or liability in connection with the administration, marketing or trading of the Fund.

NSEI does not guarantee the accuracy and/or the completeness of the Index or any data included therein and they shall have no liability for any errors, omissions, or interruptions therein. NSEI does not make any warranty, express or implied, as to results to be obtained by the DBX Advisors LLC, owners of shares of the Fund, or any other person or entity from the use of the Index or any data included therein. NSEI makes no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, NSEI expressly disclaims any and all liability for any damages or losses arising out of or related to the Fund, including any and all direct, special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

IND-TSRA

R-110843-1 (7/26) DBX007410 (7/27)

Xtrackers MSCI All World ex US Hedged Equity ETF

DBAW: NYSE Arca, Inc.

Annual Shareholder Report — May 31, 2026

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBAW	$47	0.40%

Gross expense ratio as of the latest prospectus: 0.40%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers MSCI All World ex US Hedged Equity ETF (the "Fund") for the period June 1, 2025 to May 31, 2026.You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex USA US Dollar Hedged Index (the Underlying Index). The Underlying Index is designed to track the performance of equity securities in developed and emerging stock markets (excluding the United States), while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The Fund returned 35.02% for the period ended May 31, 2026. The Fund's underlying index returned 35.94% and the Fund's broad-based index the MSCI ACWI ex USA Index returned 32.77% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Financials and Industrials. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from Korea, Taiwan and Japan while India, Indonesia and Denmark contributed negatively to performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S dollar against specified non-U.S currencies. The currency hedging strategy contributed positively to performance.

Fund Performance

MSCI ACWI ex USA US Dollar Hedged Index is designed to track the performance of equity securities in developed and emerging stock markets (excluding the United States), while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

MSCI ACWI ex USA Index captures large and mid-cap representation across Developed Markets countries (excluding the US) and Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the US.

The MSCI ACWI ex USA Index is a required broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

Table Summary
	Xtrackers MSCI All World ex US Hedged Equity ETF - NAV	MSCI ACWI ex USA US Dollar Hedged Index (the Underlying Index)	MSCI ACWI ex USA Index
'16	$10,000	$10,000	$10,000
'16	$9,757	$9,752	$9,847
'16	$10,197	$10,200	$10,334
'16	$10,336	$10,338	$10,399
'16	$10,367	$10,382	$10,528
'16	$10,466	$10,492	$10,376
'16	$10,488	$10,543	$10,136
'16	$10,836	$10,892	$10,395
'17	$10,949	$11,010	$10,764
'17	$11,153	$11,218	$10,935
'17	$11,401	$11,471	$11,213
'17	$11,588	$11,655	$11,453
'17	$11,826	$11,890	$11,824
'17	$11,798	$11,869	$11,861
'17	$11,993	$12,072	$12,298
'17	$12,058	$12,141	$12,363
'17	$12,322	$12,414	$12,592
'17	$12,712	$12,812	$12,829
'17	$12,643	$12,750	$12,933
'17	$12,842	$12,956	$13,222
'18	$13,162	$13,285	$13,959
'18	$12,722	$12,847	$13,300
'18	$12,463	$12,583	$13,046
'18	$12,912	$13,046	$13,274
'18	$12,825	$12,956	$12,968
'18	$12,750	$12,878	$12,724
'18	$13,058	$13,192	$13,029
'18	$12,887	$13,027	$12,756
'18	$12,978	$13,122	$12,814
'18	$12,122	$12,257	$11,772
'18	$12,222	$12,357	$11,883
'18	$11,622	$11,756	$11,345
'19	$12,356	$12,502	$12,202
'19	$12,707	$12,867	$12,441
'19	$12,893	$13,053	$12,515
'19	$13,321	$13,484	$12,846
'19	$12,661	$12,824	$12,156
'19	$13,217	$13,392	$12,888
'19	$13,256	$13,435	$12,732
'19	$12,972	$13,148	$12,339
'19	$13,351	$13,539	$12,656
'19	$13,609	$13,807	$13,098
'19	$13,857	$14,064	$13,214
'19	$14,207	$14,428	$13,786
'20	$13,971	$14,210	$13,415
'20	$13,053	$13,271	$12,355
'20	$11,419	$11,616	$10,566
'20	$12,188	$12,402	$11,367
'20	$12,561	$12,777	$11,739
'20	$13,026	$13,255	$12,269
'20	$13,205	$13,444	$12,816
'20	$13,655	$13,906	$13,365
'20	$13,482	$13,733	$13,036
'20	$13,169	$13,421	$12,756
'20	$14,681	$14,968	$14,472
'20	$15,198	$15,507	$15,254
'21	$15,336	$15,647	$15,287
'21	$15,672	$15,996	$15,590
'21	$16,172	$16,506	$15,787
'21	$16,403	$16,745	$16,252
'21	$16,746	$17,100	$16,742
'21	$16,932	$17,291	$16,652
'21	$16,666	$17,013	$16,377
'21	$17,016	$17,383	$16,688
'21	$16,703	$17,069	$16,154
'21	$17,041	$17,415	$16,540
'21	$16,590	$16,959	$15,795
'21	$17,155	$17,542	$16,448
'22	$16,675	$17,049	$15,842
'22	$16,292	$16,703	$15,528
'22	$16,461	$16,842	$15,553
'22	$16,098	$16,471	$14,576
'22	$16,087	$16,450	$14,681
'22	$15,150	$15,499	$13,418
'22	$15,703	$16,070	$13,877
'22	$15,499	$15,886	$13,431
'22	$14,471	$14,828	$12,089
'22	$14,915	$15,295	$12,450
'22	$16,128	$16,551	$13,920
'22	$15,669	$16,091	$13,816
'23	$16,721	$17,166	$14,936
'23	$16,550	$17,002	$14,412
'23	$16,729	$17,178	$14,764
'23	$17,008	$17,467	$15,021
'23	$16,732	$17,199	$14,474
'23	$17,351	$17,837	$15,124
'23	$17,848	$18,361	$15,739
'23	$17,402	$17,915	$15,028
'23	$17,179	$17,686	$14,553
'23	$16,619	$17,114	$13,953
'23	$17,641	$18,185	$15,209
'23	$18,201	$18,771	$15,973
'24	$18,349	$18,930	$15,814
'24	$18,999	$19,617	$16,215
'24	$19,703	$20,340	$16,697
'24	$19,686	$20,336	$16,421
'24	$20,089	$20,759	$16,898
'24	$20,250	$20,936	$16,882
'24	$20,489	$21,198	$17,273
'24	$20,602	$21,337	$17,765
'24	$20,950	$21,704	$18,243
'24	$20,639	$21,366	$17,348
'24	$20,683	$21,413	$17,191
'24	$20,776	$21,513	$16,857
'25	$21,520	$22,344	$17,536
'25	$21,775	$22,545	$17,780
'25	$21,386	$22,151	$17,739
'25	$21,355	$22,141	$18,380
'25	$22,289	$23,118	$19,222
'25	$22,711	$23,561	$19,874
'25	$23,201	$24,063	$19,817
'25	$23,736	$24,615	$20,504
'25	$24,615	$25,540	$21,243
'25	$25,504	$26,474	$21,673
'25	$25,543	$26,543	$21,667
'25	$26,132	$27,163	$22,316
'26	$27,359	$28,464	$23,651
'26	$28,833	$30,030	$24,839
'26	$26,533	$27,612	$22,159
'26	$28,547	$29,766	$24,297
'26	$30,095	$31,426	$25,521

Yearly periods ended May 31

Table Summary
Fund/Index	1-Year	5-Year	10-Year
Xtrackers MSCI All World ex US Hedged Equity ETF - NAV	35.02%	12.44%	11.65%
MSCI ACWI ex USA US Dollar Hedged Index	35.94%	12.94%	12.13%
MSCI ACWI ex USA Index	32.77%	8.80%	9.82%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Table Summary
Net Assets ($)	265,035,159
Number of Portfolio Holdings	1,784
Portfolio Turnover Rate (%)	10
Total Net Advisory Fees Paid ($)	850,704

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Table Summary
Holdings	16.6% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	4.9%
Samsung Electronics Co. Ltd. (South Korea)	2.9%
SK hynix, Inc. (South Korea)	2.3%
ASML Holding NV (Netherlands)	1.7%
Tencent Holdings Ltd. (China)	0.9%
HSBC Holdings PLC (United Kingdom)	0.9%
Roche Holding AG (Switzerland)	0.8%
AstraZeneca PLC (United Kingdom)	0.8%
Novartis AG (Switzerland)	0.7%
Royal Bank of Canada (Canada)	0.7%

Sector Allocation

Table Summary
Sector	% of Net Assets
Financials	23%
Information Technology	21%
Industrials	14%
Consumer Discretionary	8%
Materials	7%
Health Care	7%
Consumer Staples	5%
Energy	5%
Communication Services	4%
Utilities	3%
Real Estate	1%
Other	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
Japan	14%
Taiwan	9%
Canada	8%
South Korea	8%
United Kingdom	8%
Switzerland	6%
China	5%
Germany	5%
France	5%
Netherlands	4%
Australia	4%
Other	22%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the US dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

DBAW-TSRA

R-101072-3 (7/26) DBX007363 (7/27)

Xtrackers MSCI EAFE Hedged Equity ETF

DBEF: NYSE Arca, Inc.

Annual Shareholder Report — May 31, 2026

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBEF	$39	0.35%

Gross expense ratio as of the latest prospectus: 0.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers MSCI EAFE Hedged Equity ETF (the "Fund") for the period June 1, 2025 to May 31, 2026.You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE US Dollar Hedged Index (the Underlying Index). The Underlying Index is designed to track developed market performance while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The Fund returned 25.01% for the period ended May 31, 2026. The Fund's underlying index returned 25.30% and the Fund's broad-based index the MSCI EAFE Index returned 22.80% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Industrials and Information Technology. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from Japan, the United Kingdom and the Netherlands while Denmark, contributed negatively to performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S dollar against specified non-U.S currencies. The currency hedging strategy contributed positively to performance.

Fund Performance

MSCI EAFE US Dollar Hedge Index is designed to track developed market performance while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

MSCI EAFE Index is an equity index which captures large and mid-cap representation across Developed Markets countries around the world, excluding the US and Canada. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

The MSCI EAFE Index is a required broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

Table Summary
	Xtrackers MSCI EAFE Hedged Equity ETF - NAV	MSCI EAFE US Dollar Hedged Index (the Underlying Index)	MSCI EAFE Index
'16	$10,000	$10,000	$10,000
'16	$9,618	$9,616	$9,664
'16	$10,079	$10,081	$10,154
'16	$10,172	$10,183	$10,161
'16	$10,215	$10,226	$10,286
'16	$10,339	$10,356	$10,076
'16	$10,459	$10,484	$9,875
'16	$10,934	$10,968	$10,213
'17	$10,953	$10,992	$10,509
'17	$11,190	$11,235	$10,659
'17	$11,478	$11,519	$10,953
'17	$11,653	$11,694	$11,231
'17	$11,917	$11,956	$11,644
'17	$11,834	$11,875	$11,623
'17	$11,924	$11,970	$11,958
'17	$11,931	$11,982	$11,954
'17	$12,265	$12,319	$12,251
'17	$12,635	$12,695	$12,437
'17	$12,576	$12,642	$12,568
'17	$12,747	$12,815	$12,769
'18	$12,914	$12,990	$13,410
'18	$12,511	$12,589	$12,805
'18	$12,240	$12,311	$12,552
'18	$12,822	$12,896	$12,861
'18	$12,755	$12,833	$12,572
'18	$12,738	$12,818	$12,418
'18	$13,090	$13,180	$12,724
'18	$12,892	$12,984	$12,478
'18	$13,094	$13,192	$12,587
'18	$12,271	$12,370	$11,585
'18	$12,263	$12,367	$11,570
'18	$11,567	$11,667	$11,009
'19	$12,224	$12,334	$11,732
'19	$12,665	$12,783	$12,031
'19	$12,864	$12,980	$12,107
'19	$13,323	$13,444	$12,447
'19	$12,739	$12,851	$11,850
'19	$13,315	$13,435	$12,553
'19	$13,430	$13,555	$12,393
'19	$13,129	$13,255	$12,072
'19	$13,611	$13,745	$12,418
'19	$13,866	$14,005	$12,864
'19	$14,170	$14,317	$13,009
'19	$14,390	$14,541	$13,432
'20	$14,230	$14,385	$13,151
'20	$13,105	$13,259	$11,963
'20	$11,518	$11,646	$10,366
'20	$12,171	$12,297	$11,036
'20	$12,668	$12,803	$11,516
'20	$13,009	$13,148	$11,908
'20	$12,770	$12,910	$12,186
'20	$13,295	$13,446	$12,812
'20	$13,169	$13,323	$12,479
'20	$12,657	$12,809	$11,981
'20	$14,355	$14,530	$13,838
'20	$14,724	$14,905	$14,482
'21	$14,669	$14,857	$14,328
'21	$15,051	$15,249	$14,649
'21	$15,833	$16,041	$14,986
'21	$16,046	$16,253	$15,437
'21	$16,503	$16,712	$15,990
'21	$16,620	$16,834	$15,761
'21	$16,689	$16,908	$15,879
'21	$17,063	$17,294	$16,159
'21	$16,859	$17,082	$15,690
'21	$17,232	$17,465	$16,076
'21	$16,811	$17,042	$15,328
'21	$17,561	$17,801	$16,113
'22	$16,932	$17,170	$15,334
'22	$16,567	$16,803	$15,063
'22	$16,937	$17,177	$15,160
'22	$16,742	$16,968	$14,179
'22	$16,724	$16,947	$14,286
'22	$15,715	$14,217	$12,960
'22	$16,552	$14,976	$13,605
'22	$16,204	$14,666	$12,959
'22	$15,266	$13,816	$11,747
'22	$16,112	$14,581	$12,379
'22	$17,224	$15,597	$13,773
'22	$16,728	$15,158	$13,784
'23	$17,838	$16,165	$14,900
'23	$17,977	$16,298	$14,589
'23	$18,118	$16,420	$14,951
'23	$18,578	$16,834	$15,373
'23	$18,334	$16,613	$14,722
'23	$19,037	$17,247	$15,392
'23	$19,396	$17,580	$15,890
'23	$19,077	$17,302	$15,281
'23	$18,917	$17,153	$14,760
'23	$18,323	$16,622	$14,161
'23	$19,412	$17,625	$15,476
'23	$20,021	$18,181	$16,298
'24	$20,564	$18,681	$16,392
'24	$21,213	$19,282	$16,692
'24	$22,087	$20,069	$17,222
'24	$21,974	$19,963	$16,799
'24	$22,573	$20,504	$17,450
'24	$22,493	$20,434	$17,168
'24	$22,710	$20,639	$17,672
'24	$22,848	$20,770	$18,246
'24	$22,808	$20,735	$18,415
'24	$22,511	$20,474	$17,413
'24	$22,675	$20,628	$17,315
'24	$22,814	$20,753	$16,921
'25	$23,949	$21,791	$17,810
'25	$24,209	$22,036	$18,155
'25	$23,573	$21,450	$18,082
'25	$23,576	$21,451	$18,910
'25	$24,725	$22,490	$19,776
'25	$24,823	$22,582	$20,211
'25	$25,208	$22,938	$19,928
'25	$25,795	$23,479	$20,777
'25	$26,309	$23,949	$21,175
'25	$27,229	$24,793	$21,424
'25	$27,411	$24,973	$21,557
'25	$28,036	$25,546	$22,204
'26	$28,984	$26,422	$23,362
'26	$30,583	$27,889	$24,443
'26	$28,253	$25,761	$21,928
'26	$29,768	$27,142	$23,562
'26	$30,909	$28,179	$24,284

Yearly periods ended May 31

Table Summary
Fund/Index	1-Year	5-Year	10-Year
Xtrackers MSCI EAFE Hedged Equity ETF - NAV	25.01%	13.37%	11.95%
MSCI EAFE US Dollar Hedged Index	25.30%	13.57%	12.18%
MSCI EAFE Index	22.80%	8.72%	9.28%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Table Summary
Net Assets ($)	8,812,179,888
Number of Portfolio Holdings	679
Portfolio Turnover Rate (%)	12
Total Net Advisory Fees Paid ($)	28,854,888

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Table Summary
Holdings	13.5% of Net Assets
ASML Holding NV (Netherlands)	2.8%
HSBC Holdings PLC (United Kingdom)	1.5%
Roche Holding AG (Switzerland)	1.4%
AstraZeneca PLC (United Kingdom)	1.3%
Novartis AG (Switzerland)	1.2%
Nestle SA (Switzerland)	1.2%
Shell PLC (United Kingdom)	1.1%
Siemens AG (Germany)	1.1%
BHP Group Ltd. (Australia)	1.0%
Mitsubishi UFJ Financial Group, Inc. (Japan)	0.9%

Sector Allocation

Table Summary
Sector	% of Net Assets
Financials	24%
Industrials	19%
Information Technology	11%
Health Care	10%
Consumer Discretionary	8%
Consumer Staples	6%
Materials	6%
Communication Services	4%
Utilities	4%
Energy	4%
Real Estate	2%

Geographical Diversification

Table Summary
Country	% of Net Assets
Japan	23%
United Kingdom	13%
Switzerland	10%
Germany	9%
France	9%
Australia	6%
Netherlands	6%
Spain	4%
Sweden	3%
Italy	3%
Hong Kong	2%
Other	9%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the US dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

DBEF-TSRA

R-101066-3 (7/26) DBX007364 (7/27)

Xtrackers MSCI Emerging Markets Hedged Equity ETF

DBEM: NYSE Arca, Inc.

Annual Shareholder Report — May 31, 2026

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBEM	$85	0.66%

Gross expense ratio as of the latest prospectus: 0.66%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers MSCI Emerging Markets Hedged Equity ETF (the "Fund") for the period June 1, 2025 to May 31, 2026.You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EM US Dollar Hedged Index (the Underlying Index). The Underlying Index is designed to track emerging market performance while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The Fund returned 57.56% for the period ended May 31, 2026. The Fund's underlying index returned 59.39% and the Fund's broad-based index the MSCI Emerging Markets Index returned 54.31% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Financials and Industrials. Communication Services and Consumer Staples sectors detracted from performance. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from Korea, Taiwan and Brazil while India, Indonesia and Russia contributed negatively to performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S dollar against specified non-U.S currencies. The currency hedging strategy contributed positively to performance.

Fund Performance

MSCI EM US Dollar Hedged Index is designed to track emerging market performance while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

MSCI Emerging Markets Index captures large and mid-cap representation across Emerging Markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

The MSCI Emerging Markets Index is a required broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

Table Summary
	Xtrackers MSCI Emerging Markets Hedged Equity ETF - NAV	MSCI EM US Dollar Hedged Index (the Underlying Index)	MSCI Emerging Markets Index
'16	$10,000	$10,000	$10,000
'16	$10,164	$10,143	$10,400
'16	$10,537	$10,554	$10,923
'16	$10,791	$10,822	$11,194
'16	$10,791	$10,845	$11,338
'16	$10,818	$10,887	$11,365
'16	$10,515	$10,631	$10,842
'16	$10,507	$10,623	$10,866
'17	$10,900	$11,032	$11,461
'17	$11,053	$11,201	$11,812
'17	$11,238	$11,399	$12,110
'17	$11,466	$11,649	$12,375
'17	$11,718	$11,920	$12,741
'17	$11,887	$12,098	$12,869
'17	$12,439	$12,678	$13,636
'17	$12,683	$12,928	$13,940
'17	$12,719	$12,971	$13,885
'17	$13,183	$13,461	$14,372
'17	$13,048	$13,333	$14,401
'17	$13,372	$13,657	$14,917
'18	$14,275	$14,581	$16,161
'18	$13,698	$14,010	$15,415
'18	$13,422	$13,719	$15,108
'18	$13,568	$13,888	$15,062
'18	$13,252	$13,581	$14,528
'18	$12,917	$13,245	$13,925
'18	$13,130	$13,465	$14,230
'18	$13,037	$13,383	$13,846
'18	$12,872	$13,220	$13,772
'18	$11,870	$12,199	$12,573
'18	$12,212	$12,563	$13,091
'18	$11,890	$12,244	$12,743
'19	$12,742	$13,133	$13,860
'19	$12,858	$13,272	$13,891
'19	$13,021	$13,449	$14,008
'19	$13,324	$13,783	$14,303
'19	$12,433	$12,874	$13,265
'19	$13,000	$13,465	$14,093
'19	$12,850	$13,324	$13,920
'19	$12,520	$12,984	$13,242
'19	$12,689	$13,169	$13,495
'19	$13,054	$13,560	$14,064
'19	$13,114	$13,630	$14,044
'19	$13,849	$14,413	$15,092
'20	$13,322	$13,936	$14,388
'20	$12,848	$13,406	$13,630
'20	$11,253	$11,745	$11,530
'20	$12,232	$12,781	$12,586
'20	$12,307	$12,852	$12,683
'20	$13,116	$13,699	$13,615
'20	$14,174	$14,808	$14,832
'20	$14,485	$15,119	$15,160
'20	$14,233	$14,861	$14,917
'20	$14,428	$15,073	$15,224
'20	$15,555	$16,250	$16,632
'20	$16,470	$17,236	$17,855
'21	$17,092	$17,875	$18,402
'21	$17,244	$18,047	$18,543
'21	$17,079	$17,877	$18,263
'21	$17,318	$18,149	$18,718
'21	$17,334	$18,185	$18,932
'21	$17,643	$18,509	$19,185
'21	$16,554	$17,369	$17,893
'21	$16,897	$17,742	$18,362
'21	$16,390	$17,229	$17,632
'21	$16,512	$17,358	$17,806
'21	$15,955	$16,782	$17,080
'21	$16,158	$17,006	$17,401
'22	$15,851	$16,683	$17,071
'22	$15,360	$16,302	$16,561
'22	$14,981	$15,824	$16,187
'22	$14,432	$15,259	$15,287
'22	$14,411	$15,217	$15,354
'22	$13,764	$14,529	$14,333
'22	$13,747	$14,538	$14,298
'22	$13,869	$14,704	$14,358
'22	$12,594	$13,345	$12,675
'22	$12,230	$12,988	$12,281
'22	$13,680	$14,540	$14,103
'22	$13,398	$14,237	$13,904
'23	$14,280	$15,170	$15,002
'23	$13,622	$14,474	$14,030
'23	$13,917	$14,784	$14,454
'23	$13,810	$14,681	$14,291
'23	$13,633	$14,530	$14,051
'23	$14,092	$15,025	$14,584
'23	$14,830	$15,827	$15,492
'23	$14,126	$15,095	$14,538
'23	$13,873	$14,828	$14,157
'23	$13,370	$14,292	$13,607
'23	$14,193	$15,191	$14,696
'23	$14,618	$15,671	$15,271
'24	$14,111	$15,133	$14,562
'24	$14,792	$15,895	$15,255
'24	$15,189	$16,324	$15,590
'24	$15,418	$16,599	$15,703
'24	$15,458	$16,681	$15,791
'24	$16,100	$17,395	$16,414
'24	$16,171	$17,501	$16,463
'24	$16,183	$17,573	$16,729
'24	$17,074	$18,561	$17,846
'24	$16,664	$18,040	$17,052
'24	$16,205	$17,548	$16,439
'24	$16,407	$17,754	$16,417
'25	$16,500	$18,026	$16,710
'25	$16,774	$18,152	$16,791
'25	$16,790	$18,202	$16,898
'25	$16,713	$18,157	$17,120
'25	$17,231	$18,728	$17,850
'25	$18,089	$19,667	$18,923
'25	$18,735	$20,339	$19,292
'25	$19,028	$20,634	$19,539
'25	$20,361	$22,096	$20,937
'25	$21,274	$23,111	$21,812
'25	$20,884	$22,748	$21,291
'25	$21,433	$23,352	$21,927
'26	$23,302	$25,413	$23,869
'26	$24,418	$26,690	$25,180
'26	$21,980	$23,993	$21,891
'26	$24,849	$27,225	$25,112
'26	$27,149	$29,850	$27,544

Yearly periods ended May 31

Table Summary
Fund/Index	1-Year	5-Year	10-Year
Xtrackers MSCI Emerging Markets Hedged Equity ETF - NAV	57.56%	9.39%	10.50%
MSCI EM US Dollar Hedged Index	59.39%	10.42%	11.56%
MSCI Emerging Markets Index	54.31%	7.79%	10.66%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. Investors should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Key Fund Statistics

Table Summary
Net Assets ($)	103,995,284
Number of Portfolio Holdings	1,160
Portfolio Turnover Rate (%)	12
Total Net Advisory Fees Paid ($)	524,853

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Table Summary
Holdings	39.4% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	14.5%
Samsung Electronics Co. Ltd. (South Korea)	8.5%
SK hynix, Inc. (South Korea)	6.7%
Tencent Holdings Ltd. (China)	2.6%
Alibaba Group Holding Ltd. (Hong Kong)	2.0%
MediaTek, Inc. (Taiwan)	1.6%
Delta Electronics, Inc. (Taiwan)	1.2%
Hon Hai Precision Industry Co. Ltd. (Taiwan)	0.9%
China Construction Bank Corp. (China)	0.7%
HDFC Bank Ltd. (India)	0.7%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	43%
Financials	18%
Consumer Discretionary	8%
Industrials	7%
Communication Services	6%
Materials	6%
Energy	3%
Consumer Staples	3%
Health Care	2%
Utilities	2%
Real Estate	1%
Other	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
Taiwan	26%
South Korea	23%
China	16%
India	11%
Brazil	4%
Hong Kong	3%
South Africa	3%
Saudi Arabia	2%
Mexico	2%
Other	8%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the US dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Special risks associated with investments in Chinese companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards the nature and extent of intervention by the Chinese government in the Chinese securities markets, and the potential unavailability of A shares. The U.S. government has imposed restrictions on the ability of U.S. investors to hold and/or acquire securities of certain Chinese companies. To the extent that an Underlying Index includes such a security, and the Fund excludes it, the Fund’s tracking error may increase, and the performance of the Fund and Underlying Index may diverge. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

DBEM-TSRA

R-101073-3 (7/26) DBX007366 (7/27)

Xtrackers MSCI Europe Hedged Equity ETF

DBEU: NYSE Arca, Inc.

Annual Shareholder Report — May 31, 2026

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBEU	$50	0.46%

Gross expense ratio as of the latest prospectus: 0.45%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers MSCI Europe Hedged Equity ETF (the "Fund") for the period June 1, 2025 to May 31, 2026.You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Europe US Dollar Hedged Index (the Underlying Index). The Underlying Index is designed to track the performance of the developed markets in Europe, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The Fund returned 19.36% for the period ended May 31, 2026. The Fund's underlying index returned 19.54% and the Fund's broad-based index the MSCI Europe Index returned 19.96% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Industrials and Information Technology. Consumer Discretionary and Communication Services  sectors detracted from performance. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from the United Kingdom, the Netherlands and China while Denmark contributed negatively to performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S dollar against specified non-U.S currencies. The currency hedging strategy contributed negatively to performance.

Fund Performance

MSCI Europe US Dollar Hedged Index is designed to track the performance of the developed markets in Europe, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

MSCI Europe Index captures large and mid-cap representation across Developed Markets countries in Europe. The index covers approximately 85% of the free float-adjusted market capitalization across the European Developed Markets equity universe.

The MSCI Europe Index is a required broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

Table Summary
	Xtrackers MSCI Europe Hedged Equity ETF - NAV	MSCI Europe US Dollar Hedged Index (the Underlying Index)	MSCI Europe Index
'16	$10,000	$10,000	$10,000
'16	$9,803	$9,800	$9,555
'16	$10,198	$10,201	$9,955
'16	$10,318	$10,330	$9,985
'16	$10,371	$10,387	$10,072
'16	$10,411	$10,432	$9,744
'16	$10,346	$10,377	$9,532
'16	$10,950	$10,992	$10,031
'17	$10,924	$10,969	$10,240
'17	$11,230	$11,280	$10,362
'17	$11,643	$11,693	$10,778
'17	$11,835	$11,882	$11,159
'17	$12,175	$12,218	$11,700
'17	$11,909	$11,956	$11,572
'17	$11,995	$12,049	$11,917
'17	$12,020	$12,080	$11,924
'17	$12,359	$12,425	$12,318
'17	$12,625	$12,698	$12,376
'17	$12,409	$12,491	$12,403
'17	$12,549	$12,636	$12,590
'18	$12,702	$12,794	$13,270
'18	$12,280	$12,378	$12,490
'18	$12,074	$12,165	$12,340
'18	$12,686	$12,775	$12,681
'18	$12,642	$12,735	$12,265
'18	$12,632	$12,727	$12,183
'18	$13,066	$13,171	$12,588
'18	$12,783	$12,889	$12,237
'18	$12,845	$12,959	$12,280
'18	$12,200	$12,310	$11,343
'18	$12,104	$12,221	$11,238
'18	$11,482	$11,600	$10,718
'19	$12,149	$12,282	$11,425
'19	$12,611	$12,752	$11,808
'19	$12,882	$13,027	$11,880
'19	$13,440	$13,589	$12,305
'19	$12,883	$13,019	$11,631
'19	$13,514	$13,660	$12,412
'19	$13,625	$13,778	$12,172
'19	$13,422	$13,577	$11,866
'19	$13,857	$14,023	$12,189
'19	$13,946	$14,116	$12,580
'19	$14,285	$14,464	$12,768
'19	$14,554	$14,741	$13,267
'20	$14,339	$14,531	$12,933
'20	$13,222	$13,408	$11,733
'20	$11,468	$11,627	$10,039
'20	$12,122	$12,278	$10,634
'20	$12,601	$12,764	$11,118
'20	$13,016	$13,185	$11,570
'20	$12,824	$12,989	$12,015
'20	$13,176	$13,352	$12,509
'20	$13,057	$13,240	$12,093
'20	$12,364	$12,543	$11,411
'20	$14,144	$14,347	$13,352
'20	$14,478	$14,684	$13,980
'21	$14,336	$14,548	$13,778
'21	$14,679	$14,904	$14,115
'21	$15,558	$15,799	$14,551
'21	$15,953	$16,190	$15,212
'21	$16,419	$16,657	$15,870
'21	$16,608	$16,853	$15,631
'21	$16,851	$17,109	$15,920
'21	$17,216	$17,486	$16,160
'21	$16,721	$16,978	$15,388
'21	$17,349	$17,625	$16,081
'21	$16,955	$17,227	$15,252
'21	$17,857	$18,147	$16,259
'22	$17,314	$17,603	$15,515
'22	$16,773	$17,061	$15,077
'22	$16,933	$17,220	$15,061
'22	$16,843	$17,115	$14,195
'22	$16,806	$17,071	$14,301
'22	$15,564	$15,814	$12,879
'22	$16,570	$16,799	$13,516
'22	$15,980	$16,190	$12,674
'22	$15,074	$15,273	$11,572
'22	$16,018	$16,238	$12,401
'22	$17,199	$17,453	$13,809
'22	$16,756	$17,016	$13,811
'23	$17,974	$18,257	$15,009
'23	$18,246	$18,541	$14,915
'23	$18,308	$18,595	$15,269
'23	$18,788	$19,083	$15,903
'23	$18,283	$18,565	$14,970
'23	$18,771	$19,060	$15,687
'23	$19,070	$19,381	$16,168
'23	$18,665	$18,982	$15,527
'23	$18,451	$18,765	$14,910
'23	$17,839	$18,153	$14,353
'23	$18,932	$19,274	$15,770
'23	$19,597	$19,959	$16,557
'24	$19,864	$20,239	$16,538
'24	$20,344	$20,740	$16,795
'24	$21,271	$21,679	$17,423
'24	$21,150	$21,549	$17,093
'24	$21,843	$22,244	$17,921
'24	$21,567	$21,971	$17,519
'24	$21,810	$22,227	$17,895
'24	$22,120	$22,554	$18,600
'24	$21,996	$22,432	$18,672
'24	$21,420	$21,854	$17,572
'24	$21,549	$21,988	$17,276
'24	$21,467	$21,902	$16,854
'25	$22,966	$23,436	$18,014
'25	$23,698	$24,191	$18,676
'25	$22,864	$23,333	$18,620
'25	$22,726	$23,195	$19,434
'25	$23,778	$24,251	$20,320
'25	$23,635	$24,116	$20,738
'25	$23,897	$24,360	$20,369
'25	$24,238	$24,719	$21,070
'25	$24,697	$25,195	$21,488
'25	$25,345	$25,860	$21,647
'25	$25,606	$26,142	$21,964
'25	$26,304	$26,861	$22,821
'26	$27,012	$27,598	$23,836
'26	$28,172	$28,794	$24,616
'26	$26,178	$26,764	$22,178
'26	$27,484	$28,091	$23,752
'26	$28,382	$28,989	$24,375

Yearly periods ended May 31

Table Summary
Fund/Index	1-Year	5-Year	10-Year
Xtrackers MSCI Europe Hedged Equity ETF - NAV	19.36%	11.57%	11.00%
MSCI Europe US Dollar Hedged Index	19.54%	11.72%	11.23%
MSCI Europe Index	19.96%	8.96%	9.32%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Table Summary
Net Assets ($)	773,084,392
Number of Portfolio Holdings	403
Portfolio Turnover Rate (%)	11
Total Net Advisory Fees Paid ($)	3,073,472

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Table Summary
Holdings	20.1% of Net Assets
ASML Holding NV (Netherlands)	4.4%
HSBC Holdings PLC (United Kingdom)	2.2%
Roche Holding AG (Switzerland)	2.1%
AstraZeneca PLC (United Kingdom)	2.0%
Novartis AG (Switzerland)	1.9%
Nestle SA (Switzerland)	1.8%
Shell PLC (United Kingdom)	1.6%
Siemens AG (Germany)	1.6%
SAP SE (Germany)	1.3%
Banco Santander SA (Spain)	1.2%

Sector Allocation

Table Summary
Sector	% of Net Assets
Financials	23%
Industrials	19%
Health Care	13%
Information Technology	9%
Consumer Staples	8%
Consumer Discretionary	6%
Materials	5%
Energy	5%
Utilities	5%
Communication Services	3%
Real Estate	1%

Geographical Diversification

Table Summary
Country	% of Net Assets
United Kingdom	20%
Switzerland	15%
Germany	14%
France	13%
Netherlands	10%
Spain	6%
Sweden	5%
Italy	5%
Denmark	3%
Finland	2%
Other	4%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The European financial markets have recently experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries, including Greece, Ireland, Italy, Portugal and Spain. A default or debt restructuring by any European country would adversely impact holders of that country’s debt, and sellers of credit default swaps linked to that country’s creditworthiness (which may be located in countries other than those listed in the previous sentence). These events have adversely affected the exchange rate of the euro, the common currency of certain EU countries, and may continue to significantly affect every country in Europe, including countries that do not use the euro. Italy, Portugal and Spain currently have high levels of debt and public spending, which may stifle economic growth, contribute to prolonged periods of recession or lower sovereign debt ratings and adversely impact investments in the Fund. The Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the US dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

DBEU-TSRA

R-101074-3 (7/26) DBX007367 (7/27)

Xtrackers MSCI Eurozone Hedged Equity ETF

DBEZ: NYSE Arca, Inc.

Annual Shareholder Report — May 31, 2026

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBEZ	$50	0.45%

Gross expense ratio as of the latest prospectus: 0.45%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers MSCI Eurozone Hedged Equity ETF (the "Fund") for the period June 1, 2025 to May 31, 2026.You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EMU IMI US Dollar Hedged Index (the Underlying Index). The Underlying Index is designed to track the performance of equity securities based in the countries in the European Monetary Union (the “EMU”), while seeking to mitigate exposure to fluctuations between the value of the U.S. dollar and the euro.

The Fund returned 20.11% for the period ended May 31, 2026. The Fund's underlying index returned 20.45% and the Fund's broad-based index the MSCI EMU IMI Index returned 20.96% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Information Technology and Industrials. The Consumer Discretionary and Communication Services sectors detracted from performance. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from the Netherlands, Spain and France. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S dollar against specified non-U.S currencies. The currency hedging strategy contributed negatively to performance.

Fund Performance

MSCI EMU IMI US Dollar Hedged Index is designed to track the performance of equity securities based in the countries in the European Monetary Union (the “EMU”), while seeking to mitigate exposure to fluctuations between the value of the U.S. dollar and the euro.

MSCI EMU Investable Market Index (IMI) captures large, mid and small-cap representation across Developed Markets countries in the European Economic and Monetary Union (EMU). The index covers approximately 99% of the free float-adjusted market capitalization of the EMU region.

The MSCI EMU IMI Index is a required broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

Table Summary
	Xtrackers MSCI Eurozone Hedged Equity ETF - NAV	MSCI EMU IMI US Dollar Hedged Index (the Underlying Index)	MSCI EMU IMI Index
'16	$10,000	$10,000	$10,000
'16	$9,396	$9,395	$9,363
'16	$9,899	$9,900	$9,916
'16	$10,031	$10,041	$10,007
'16	$10,059	$10,071	$10,112
'16	$10,176	$10,189	$9,971
'16	$10,144	$10,156	$9,605
'16	$10,860	$10,867	$10,206
'17	$10,791	$10,803	$10,379
'17	$11,082	$11,097	$10,475
'17	$11,693	$11,712	$11,108
'17	$12,008	$12,027	$11,590
'17	$12,256	$12,261	$12,173
'17	$11,964	$11,972	$12,039
'17	$12,040	$12,053	$12,503
'17	$12,008	$12,030	$12,562
'17	$12,560	$12,585	$13,052
'17	$12,863	$12,891	$13,161
'17	$12,618	$12,659	$13,209
'17	$12,568	$12,611	$13,222
'18	$13,000	$13,053	$14,156
'18	$12,551	$12,607	$13,352
'18	$12,315	$12,371	$13,181
'18	$12,911	$12,968	$13,559
'18	$12,769	$12,820	$12,922
'18	$12,681	$12,729	$12,801
'18	$13,120	$13,175	$13,248
'18	$12,826	$12,885	$12,852
'18	$12,790	$12,853	$12,770
'18	$11,994	$12,054	$11,633
'18	$11,897	$11,959	$11,506
'18	$11,214	$11,273	$10,920
'19	$11,970	$12,040	$11,675
'19	$12,453	$12,528	$12,032
'19	$12,649	$12,724	$12,025
'19	$13,330	$13,406	$12,617
'19	$12,599	$12,649	$11,800
'19	$13,284	$13,335	$12,668
'19	$13,330	$13,387	$12,408
'19	$13,187	$13,249	$12,116
'19	$13,677	$13,746	$12,423
'19	$13,900	$13,973	$12,882
'19	$14,297	$14,381	$13,084
'19	$14,514	$14,600	$13,485
'20	$14,286	$14,379	$13,084
'20	$13,195	$13,291	$11,955
'20	$10,906	$10,981	$9,841
'20	$11,668	$11,745	$10,497
'20	$12,246	$12,324	$11,174
'20	$12,838	$12,914	$11,812
'20	$12,692	$12,758	$12,283
'20	$13,156	$13,232	$12,871
'20	$12,946	$13,029	$12,412
'20	$12,216	$12,303	$11,630
'20	$14,381	$14,487	$13,998
'20	$14,724	$14,836	$14,641
'21	$14,575	$14,694	$14,388
'21	$15,107	$15,235	$14,895
'21	$16,056	$16,202	$15,354
'21	$16,444	$16,587	$16,083
'21	$16,969	$17,114	$16,776
'21	$17,025	$17,177	$16,381
'21	$17,269	$17,432	$16,613
'21	$17,713	$17,887	$16,962
'21	$17,151	$17,309	$16,094
'21	$17,829	$18,006	$16,709
'21	$17,250	$17,427	$15,711
'21	$18,115	$18,303	$16,640
'22	$17,493	$17,679	$15,825
'22	$16,618	$16,801	$15,061
'22	$16,546	$16,726	$14,833
'22	$16,283	$16,460	$13,809
'22	$16,406	$16,570	$14,096
'22	$14,905	$15,053	$12,441
'22	$15,984	$16,130	$12,995
'22	$15,210	$15,362	$12,172
'22	$14,264	$14,406	$11,072
'22	$15,431	$15,591	$12,056
'22	$16,767	$16,950	$13,580
'22	$16,222	$16,408	$13,595
'23	$17,837	$18,046	$15,164
'23	$18,164	$18,388	$15,069
'23	$18,250	$18,473	$15,478
'23	$18,542	$18,771	$15,949
'23	$18,140	$18,351	$15,017
'23	$18,854	$19,078	$15,936
'23	$19,270	$19,499	$16,429
'23	$18,723	$18,956	$15,689
'23	$18,148	$18,373	$14,804
'23	$17,550	$17,774	$14,278
'23	$19,011	$19,266	$15,911
'23	$19,682	$19,953	$16,651
'24	$20,065	$20,349	$16,685
'24	$20,692	$20,990	$17,126
'24	$21,636	$21,950	$17,854
'24	$21,280	$21,587	$17,361
'24	$21,940	$22,240	$18,131
'24	$21,369	$21,663	$17,405
'24	$21,512	$21,818	$17,672
'24	$21,855	$22,174	$18,336
'24	$22,086	$22,417	$18,663
'24	$21,396	$21,726	$17,551
'24	$21,428	$21,763	$17,082
'24	$21,729	$22,070	$16,969
'25	$23,283	$23,660	$18,236
'25	$24,103	$24,496	$18,866
'25	$23,411	$23,796	$19,023
'25	$23,512	$23,905	$20,083
'25	$24,916	$25,310	$21,200
'25	$24,818	$25,214	$21,795
'25	$25,094	$25,513	$21,463
'25	$25,225	$25,656	$22,026
'25	$25,944	$26,388	$22,697
'25	$26,557	$27,023	$22,800
'25	$26,670	$27,151	$22,995
'25	$27,354	$27,852	$23,823
'26	$28,183	$28,707	$24,825
'26	$29,192	$29,752	$25,513
'26	$26,851	$27,374	$22,819
'26	$28,669	$29,226	$24,737
'26	$29,926	$30,486	$25,642

Yearly periods ended May 31

Table Summary
Fund/Index	1-Year	5-Year	10-Year
Xtrackers MSCI Eurozone Hedged Equity ETF - NAV	20.11%	12.02%	11.58%
MSCI EMU IMI US Dollar Hedged Index	20.45%	12.24%	11.79%
MSCI EMU IMI Index	20.96%	8.86%	9.87%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Table Summary
Net Assets ($)	72,674,843
Number of Portfolio Holdings	603
Portfolio Turnover Rate (%)	11
Total Net Advisory Fees Paid ($)	319,158

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Table Summary
Holdings	25.9% of Net Assets
ASML Holding NV (Netherlands)	7.4%
Siemens AG (Germany)	2.8%
SAP SE (Germany)	2.3%
Banco Santander SA (Spain)	2.1%
TotalEnergies SE (France)	2.1%
Schneider Electric SE (France)	2.1%
Allianz SE (Germany)	2.0%
Siemens Energy AG (Germany)	1.8%
Iberdrola SA (Spain)	1.7%
LVMH Moet Hennessy Louis Vuitton SE (France)	1.6%

Sector Allocation

Table Summary
Sector	% of Net Assets
Financials	23%
Industrials	21%
Information Technology	15%
Consumer Discretionary	9%
Utilities	6%
Health Care	6%
Consumer Staples	5%
Materials	5%
Energy	4%
Communication Services	4%
Real Estate	1%

Geographical Diversification

Table Summary
Country	% of Net Assets
Germany	25%
France	24%
Netherlands	17%
Spain	10%
Italy	9%
Finland	4%
Belgium	3%
Other	5%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The European financial markets have recently experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries, including Greece, Ireland, Italy, Portugal and Spain. A default or debt restructuring by any European country would adversely impact holders of that country’s debt, and sellers of credit default swaps linked to that country’s creditworthiness (which may be located in countries other than those listed in the previous sentence). These events have adversely affected the exchange rate of the euro, the common currency of certain EU countries, and may continue to significantly affect every country in Europe, including countries that do not use the euro. Italy, Portugal and Spain currently have high levels of debt and public spending, which may stifle economic growth, contribute to prolonged periods of recession or lower sovereign debt ratings and adversely impact investments in the Fund. The Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the US dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. The Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

DBEZ-TSRA

R-101114-3 (7/26) DBX007368 (7/27)

Xtrackers MSCI Japan Hedged Equity ETF

DBJP: NYSE Arca, Inc.

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about the Xtrackers MSCI Japan Hedged Equity ETF (the "Fund") for the period June 1, 2025 to May 31, 2026.You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBJP	$56	0.45%

Gross expense ratio as of the latest prospectus: 0.45%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Japan US Dollar Hedged Index (the Underlying Index). The Underlying Index is designed to track the performance of the Japanese equity market while mitigating exposure to fluctuations between the value of the U.S. dollar and Japanese yen.

The Fund returned 49.79% for the period ended May 31, 2026. The Fund's underlying index returned 50.55% and the Fund's broad-based index the MSCI Japan Index returned 31.74% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Industrials and Financials. The Consumer Staples is the only sector that detracted from performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S dollar against the Japanese yen. The currency hedging strategy contributed positively to performance.

Fund Performance

MSCI Japan US Dollar Hedged Index is designed to track the performance of the Japanese equity market while mitigating exposure to fluctuations between the value of the U.S. dollar and Japanese yen.

MSCI Japan Index is designed to measure the performance of the large and mid cap segments of the Japanese market. The index covers approximately 85% of the free float-adjusted market capitalization in Japan.

The MSCI Japan Index is a required broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

Table Summary
	Xtrackers MSCI Japan Hedged Equity ETF - NAV	MSCI Japan US Dollar Hedged Index (the Underlying Index)	MSCI Japan Index
'16	$10,000	$10,000	$10,000
'16	$8,975	$8,962	$9,754
'16	$9,541	$9,542	$10,386
'16	$9,665	$9,677	$10,425
'16	$9,626	$9,642	$10,592
'16	$10,116	$10,139	$10,732
'16	$10,659	$10,694	$10,473
'16	$11,022	$11,064	$10,575
'17	$11,045	$11,097	$10,968
'17	$11,098	$11,160	$11,091
'17	$11,031	$11,088	$11,050
'17	$11,154	$11,222	$11,166
'17	$11,409	$11,483	$11,502
'17	$11,722	$11,803	$11,624
'17	$11,766	$11,858	$11,859
'17	$11,722	$11,821	$11,853
'17	$12,227	$12,332	$12,085
'17	$12,919	$13,035	$12,643
'17	$13,119	$13,241	$13,021
'17	$13,316	$13,446	$13,111
'18	$13,512	$13,650	$13,712
'18	$13,006	$13,149	$13,506
'18	$12,636	$12,767	$13,128
'18	$13,186	$13,326	$13,309
'18	$12,976	$13,127	$13,178
'18	$12,922	$13,075	$12,846
'18	$13,128	$13,290	$12,897
'18	$13,055	$13,221	$12,926
'18	$13,788	$13,967	$13,318
'18	$12,557	$12,728	$12,192
'18	$12,705	$12,882	$12,240
'18	$11,447	$11,616	$11,423
'19	$12,075	$12,258	$12,120
'19	$12,363	$12,554	$12,116
'19	$12,395	$12,584	$12,184
'19	$12,670	$12,870	$12,353
'19	$11,861	$12,061	$11,864
'19	$12,235	$12,448	$12,308
'19	$12,373	$12,591	$12,325
'19	$11,986	$12,202	$12,200
'19	$12,706	$12,938	$12,693
'19	$13,353	$13,598	$13,309
'19	$13,610	$13,874	$13,384
'19	$13,828	$14,095	$13,663
'20	$13,620	$13,890	$13,477
'20	$12,319	$12,574	$12,245
'20	$11,473	$11,709	$11,369
'20	$11,998	$12,245	$11,982
'20	$12,796	$13,065	$12,692
'20	$12,814	$13,087	$12,690
'20	$12,356	$12,620	$12,489
'20	$13,331	$13,624	$13,439
'20	$13,399	$13,697	$13,571
'20	$13,065	$13,350	$13,354
'20	$14,671	$14,988	$15,022
'20	$15,139	$15,468	$15,642
'21	$15,189	$15,533	$15,485
'21	$15,678	$16,044	$15,720
'21	$16,410	$16,814	$15,887
'21	$15,990	$16,378	$15,645
'21	$16,438	$16,851	$15,998
'21	$16,429	$16,849	$15,842
'21	$16,032	$16,450	$15,642
'21	$16,535	$16,975	$16,122
'21	$17,250	$17,706	$16,565
'21	$17,033	$17,498	$16,008
'21	$16,528	$16,996	$15,613
'21	$17,090	$17,572	$15,909
'22	$16,231	$16,695	$15,102
'22	$16,042	$16,505	$14,933
'22	$16,784	$17,276	$14,858
'22	$16,393	$16,873	$13,550
'22	$16,548	$17,044	$13,772
'22	$16,138	$16,622	$12,685
'22	$16,815	$17,321	$13,408
'22	$17,018	$17,546	$13,066
'22	$16,029	$16,517	$11,712
'22	$16,968	$17,494	$12,059
'22	$17,553	$18,130	$13,226
'22	$16,657	$17,221	$13,262
'23	$17,515	$18,109	$14,086
'23	$17,696	$18,310	$13,545
'23	$18,057	$18,688	$14,082
'23	$18,611	$19,263	$14,134
'23	$19,491	$20,186	$14,396
'23	$21,048	$21,794	$14,986
'23	$21,405	$22,183	$15,438
'23	$21,481	$22,279	$15,064
'23	$21,668	$22,458	$14,748
'23	$21,117	$21,902	$14,084
'23	$22,478	$23,362	$15,289
'23	$22,482	$23,374	$15,956
'24	$24,419	$25,396	$16,693
'24	$25,813	$26,874	$17,193
'24	$26,897	$27,988	$17,630
'24	$26,866	$27,962	$16,852
'24	$27,296	$28,431	$17,078
'24	$27,845	$29,004	$16,956
'24	$27,662	$28,834	$17,939
'24	$26,999	$28,145	$18,030
'24	$26,490	$27,605	$17,927
'24	$27,232	$28,411	$17,228
'24	$27,106	$28,299	$17,341
'24	$28,338	$29,606	$17,282
'25	$28,466	$29,736	$17,552
'25	$27,371	$28,615	$17,314
'25	$27,309	$28,535	$17,340
'25	$27,458	$28,687	$18,247
'25	$28,953	$30,273	$18,985
'25	$29,582	$30,926	$19,310
'25	$30,431	$31,847	$19,039
'25	$31,890	$33,388	$20,363
'25	$32,967	$34,508	$20,859
'25	$35,547	$37,232	$21,567
'25	$35,827	$37,559	$21,418
'25	$36,297	$38,060	$21,533
'26	$38,195	$40,062	$22,952
'26	$41,998	$44,068	$24,923
'26	$37,678	$39,521	$21,827
'26	$40,633	$42,647	$23,825
'26	$43,369	$45,576	$25,010

Yearly periods ended May 31

Table Summary
Fund/Index	1-Year	5-Year	10-Year
Xtrackers MSCI Japan Hedged Equity ETF - NAV	49.79%	21.41%	15.80%
MSCI Japan US Dollar Hedged Index	50.55%	22.02%	16.38%
MSCI Japan Index	31.74%	9.35%	9.60%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Table Summary
Net Assets ($)	659,822,380
Number of Portfolio Holdings	169
Portfolio Turnover Rate (%)	11
Total Net Advisory Fees Paid ($)	2,154,122

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Table Summary
Holdings	28.3% of Net Assets
Mitsubishi UFJ Financial Group, Inc.	3.9%
Toyota Motor Corp.	3.5%
SoftBank Group Corp.	3.4%
Tokyo Electron Ltd.	2.8%
Hitachi Ltd.	2.8%
Sumitomo Mitsui Financial Group, Inc.	2.6%
Kioxia Holdings Corp.	2.5%
Sony Group Corp.	2.4%
Advantest Corp.	2.3%
Mizuho Financial Group, Inc.	2.1%

Sector Allocation

Table Summary
Sector	% of Net Assets
Industrials	24%
Information Technology	18%
Financials	17%
Consumer Discretionary	15%
Communication Services	7%
Health Care	5%
Materials	4%
Consumer Staples	3%
Real Estate	2%
Utilities	1%
Energy	1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the US dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

DBJP-TSRA

R-101115-3 (7/26) DBX007369 (7/27)

Xtrackers Municipal Infrastructure Revenue Bond ETF

RVNU: NYSE Arca, Inc.

Annual Shareholder Report — May 31, 2026

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RVNU	$16	0.15%

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers Municipal Infrastructure Revenue Bond ETF (the "Fund") for the period June 1, 2025 to May 31, 2026.You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Municipal Infrastructure Revenue Bond Index (the Underlying Index). The underlying index is designed to track the performance of the segment of the U.S. long term tax-exempt bond market, consisting of infrastructure revenue bonds.

The Fund returned 7.56% for the period ended May 31, 2026. The Fund's underlying index returned 8.16% and the Fund's broad-based index the Bloomberg Municipal Bond Index returned 6.67% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Transport, Utilities and Tax-Backed.

Fund Performance

The Solactive Municipal Infrastructure Revenue Bond Index is designed to track the performance of the segment of the U.S. long term tax-exempt bond market, consisting of infrastructure revenue bonds.

Bloomberg Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more.

The Bloomberg Municipal Bond Index is a required broad-based index that represents the Fund’s overall debt market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

Table Summary
	Xtrackers Municipal Infrastructure Revenue Bond ETF - NAV	Solactive Municipal Infrastructure Revenue Bond Index (the Underlying Index)	Bloomberg Municipal Bond Index
'16	$10,000	$10,000	$10,000
'16	$10,273	$10,254	$10,159
'16	$10,216	$10,216	$10,165
'16	$10,270	$10,271	$10,179
'16	$10,187	$10,206	$10,128
'16	$10,033	$10,058	$10,021
'16	$9,519	$9,547	$9,648
'16	$9,685	$9,704	$9,761
'17	$9,722	$9,730	$9,825
'17	$9,777	$9,787	$9,893
'17	$9,786	$9,809	$9,915
'17	$9,866	$9,897	$9,987
'17	$10,076	$10,112	$10,146
'17	$10,069	$10,109	$10,109
'17	$10,143	$10,193	$10,191
'17	$10,248	$10,303	$10,268
'17	$10,209	$10,266	$10,216
'17	$10,234	$10,307	$10,241
'17	$10,237	$10,309	$10,187
'17	$10,393	$10,466	$10,293
'18	$10,215	$10,292	$10,172
'18	$10,121	$10,206	$10,141
'18	$10,161	$10,256	$10,179
'18	$10,118	$10,213	$10,142
'18	$10,265	$10,366	$10,259
'18	$10,267	$10,367	$10,267
'18	$10,282	$10,385	$10,292
'18	$10,310	$10,407	$10,319
'18	$10,209	$10,309	$10,251
'18	$10,096	$10,200	$10,188
'18	$10,206	$10,321	$10,301
'18	$10,345	$10,469	$10,425
'19	$10,416	$10,544	$10,504
'19	$10,491	$10,619	$10,560
'19	$10,751	$10,890	$10,727
'19	$10,828	$10,974	$10,767
'19	$11,037	$11,187	$10,915
'19	$11,070	$11,223	$10,956
'19	$11,158	$11,315	$11,044
'19	$11,450	$11,595	$11,218
'19	$11,340	$11,491	$11,129
'19	$11,329	$11,483	$11,148
'19	$11,351	$11,507	$11,177
'19	$11,394	$11,552	$11,210
'20	$11,677	$11,841	$11,412
'20	$11,926	$12,093	$11,559
'20	$11,199	$11,363	$11,139
'20	$10,867	$11,034	$11,000
'20	$11,340	$11,511	$11,350
'20	$11,568	$11,732	$11,443
'20	$11,801	$11,975	$11,636
'20	$11,728	$11,900	$11,581
'20	$11,676	$11,835	$11,584
'20	$11,657	$11,823	$11,549
'20	$11,985	$12,176	$11,723
'20	$12,116	$12,309	$11,795
'21	$12,241	$12,453	$11,870
'21	$11,923	$12,140	$11,681
'21	$12,031	$12,271	$11,753
'21	$12,228	$12,472	$11,852
'21	$12,302	$12,561	$11,887
'21	$12,373	$12,642	$11,919
'21	$12,487	$12,760	$12,019
'21	$12,405	$12,677	$11,975
'21	$12,256	$12,529	$11,888
'21	$12,242	$12,510	$11,854
'21	$12,418	$12,701	$11,954
'21	$12,456	$12,736	$11,974
'22	$12,032	$12,302	$11,646
'22	$11,910	$12,177	$11,604
'22	$11,390	$11,658	$11,228
'22	$10,860	$11,131	$10,917
'22	$11,088	$11,372	$11,080
'22	$10,677	$10,963	$10,898
'22	$11,101	$11,381	$11,186
'22	$10,640	$10,907	$10,941
'22	$10,124	$10,383	$10,521
'22	$9,876	$10,136	$10,434
'22	$10,653	$10,922	$10,922
'22	$10,582	$10,850	$10,953
'23	$11,104	$11,387	$11,267
'23	$10,738	$11,012	$11,012
'23	$11,068	$11,343	$11,257
'23	$11,083	$11,365	$11,232
'23	$11,000	$11,287	$11,134
'23	$11,153	$11,439	$11,246
'23	$11,172	$11,469	$11,290
'23	$10,945	$11,232	$11,128
'23	$10,492	$10,763	$10,802
'23	$10,188	$10,465	$10,709
'23	$11,182	$11,485	$11,389
'23	$11,555	$11,883	$11,654
'24	$11,529	$11,844	$11,594
'24	$11,527	$11,842	$11,609
'24	$11,513	$11,825	$11,609
'24	$11,344	$11,654	$11,465
'24	$11,358	$11,670	$11,432
'24	$11,579	$11,895	$12,100
'24	$11,681	$12,009	$12,206
'24	$11,731	$12,060	$12,305
'24	$11,898	$12,240	$12,437
'24	$11,691	$12,013	$12,273
'24	$11,964	$12,282	$12,465
'24	$11,737	$12,063	$12,314
'25	$11,687	$12,014	$12,356
'25	$11,806	$12,145	$12,486
'25	$11,500	$11,846	$12,286
'25	$11,397	$11,746	$12,208
'25	$11,256	$11,602	$12,187
'25	$11,306	$11,673	$11,736
'25	$11,184	$11,563	$11,712
'25	$11,272	$11,663	$11,814
'25	$11,692	$12,110	$12,088
'25	$11,873	$12,299	$12,238
'25	$11,888	$12,316	$12,266
'25	$11,869	$12,296	$12,277
'26	$11,914	$12,340	$12,392
'26	$12,110	$12,542	$12,546
'26	$11,868	$12,300	$12,255
'26	$12,039	$12,479	$12,395
'26	$12,107	$12,549	$12,441

Yearly periods ended May 31

Table Summary
Fund/Index	1-Year	5-Year	10-Year
Xtrackers Municipal Infrastructure Revenue Bond ETF - NAV	7.56%	-0.32%	1.93%
Solactive Municipal Infrastructure Revenue Bond Index	8.16%	-0.02%	2.30%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Table Summary
Net Assets ($)	138,417,836
Number of Portfolio Holdings	280
Portfolio Turnover Rate (%)	24
Total Net Advisory Fees Paid ($)	200,733
Modified duration to worst	7.5 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

The quality ratings represent the highest of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Holdings-based data is subject to change.

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	18%
AA	60%
A	20%
BBB	2%

Sector Allocation

Table Summary
Sector	% of Net Assets
Airport	31%
Water & Sewer	24%
Tax-Backed	12%
Public Power	11%
Toll Facilities	9%
Sales and Special Tax	5%
Lease	3%
Seaport	2%
Mass Transit	2%
Other	0%

Top Five State Allocations

Table Summary
Holdings	% of Net Assets
New York	23%
California	18%
Texas	12%
Florida	9%
Illinois	5%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Income from municipal bonds may be subject to state and local taxes and at times the alternative minimum tax. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

RVNU-TSRA

R-101118-3 (7/26) DBX007370 (7/27)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

HDEF: NYSE Arca, Inc.

Annual Shareholder Report — May 31, 2026

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HDEF	$10	0.09%

Gross expense ratio as of the latest prospectus: 0.09%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers MSCI EAFE High Dividend Yield Equity ETF (the "Fund") for the period June 1, 2025 to May 31, 2026.You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE High Dividend Yield Index (the Underlying Index). The Underlying Index is designed to reflect the performance of equities (excluding real estate investment trusts (“REITs”)) in developed markets in its parent index, the MSCI EAFE Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent.

The Fund returned 19.26% for the period ended May 31, 2026. The Fund's underlying index returned 18.94% and the Fund's broad-based index the MSCI EAFE Index returned 22.80% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Energy, Financials and Health Care. Information Technology and Consumer Discretionary sectors detracted from the performance. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from China, the United Kingdom and Singapore while Denmark, contributed negatively to performance.

Fund Performance

MSCI EAFE High Dividend Yield Index is designed to reflect the performance of equities (excluding real estate investment trusts (“REITs”)) in developed markets in its parent index, the MSCI EAFE Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent.

MSCI EAFE Index is an equity index which captures large and mid-cap representation across Developed Markets countries around the world, excluding the US and Canada. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

The MSCI EAFE Index is a required broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

Table Summary
	Xtrackers MSCI EAFE High Div Yield Equity ETF - NAV	MSCI EAFE High Dividend Yield Index (the Underlying Index)	MSCI EAFE Index
'16	$10,000	$10,000	$10,000
'16	$9,992	$9,996	$9,664
'16	$10,333	$10,346	$10,154
'16	$10,338	$10,353	$10,161
'16	$10,473	$10,491	$10,286
'16	$10,544	$10,565	$10,076
'16	$10,473	$10,514	$9,875
'16	$10,985	$11,028	$10,213
'17	$10,933	$10,982	$10,509
'17	$11,254	$11,313	$10,659
'17	$11,641	$11,700	$10,953
'17	$11,568	$11,628	$11,231
'17	$11,895	$11,960	$11,644
'17	$11,623	$11,688	$11,623
'17	$11,542	$11,613	$11,958
'17	$11,636	$11,714	$11,954
'17	$11,909	$11,993	$12,251
'17	$12,175	$12,266	$12,437
'17	$12,028	$12,125	$12,568
'17	$12,066	$12,165	$12,769
'18	$12,147	$12,252	$13,410
'18	$11,846	$11,951	$12,805
'18	$11,634	$11,736	$12,552
'18	$12,073	$12,172	$12,861
'18	$11,653	$11,744	$12,572
'18	$11,537	$11,625	$12,418
'18	$11,904	$11,999	$12,724
'18	$11,601	$11,694	$12,478
'18	$11,681	$11,777	$12,587
'18	$10,968	$11,060	$11,585
'18	$10,887	$10,982	$11,570
'18	$10,466	$10,556	$11,009
'19	$11,168	$11,266	$11,732
'19	$11,522	$11,625	$12,031
'19	$11,574	$11,676	$12,107
'19	$11,851	$11,947	$12,447
'19	$11,216	$11,291	$11,850
'19	$11,941	$12,021	$12,552
'19	$11,707	$11,790	$12,393
'19	$11,422	$11,506	$12,072
'19	$11,906	$11,993	$12,418
'19	$12,464	$12,558	$12,864
'19	$12,505	$12,603	$13,009
'19	$13,035	$13,139	$13,432
'20	$12,627	$12,727	$13,151
'20	$11,456	$11,549	$11,963
'20	$9,838	$9,921	$10,366
'20	$10,385	$10,464	$11,036
'20	$10,587	$10,662	$11,516
'20	$10,967	$11,040	$11,908
'20	$11,037	$11,108	$12,186
'20	$11,502	$11,577	$12,812
'20	$11,081	$11,150	$12,479
'20	$10,629	$10,697	$11,981
'20	$12,323	$12,408	$13,838
'20	$12,804	$12,893	$14,482
'21	$12,710	$12,798	$14,328
'21	$12,853	$12,942	$14,649
'21	$13,288	$13,379	$14,986
'21	$13,554	$13,636	$15,437
'21	$14,015	$14,097	$15,990
'21	$13,733	$13,816	$15,761
'21	$13,861	$13,945	$15,879
'21	$13,787	$13,870	$16,159
'21	$13,095	$13,173	$15,690
'21	$13,344	$13,423	$16,076
'21	$12,869	$12,953	$15,328
'21	$13,685	$13,778	$16,113
'22	$13,885	$13,983	$15,334
'22	$13,852	$13,955	$15,063
'22	$14,163	$14,258	$15,160
'22	$13,580	$13,670	$14,179
'22	$13,713	$13,792	$14,286
'22	$12,480	$12,555	$12,960
'22	$12,664	$12,738	$13,606
'22	$12,157	$12,234	$12,960
'22	$11,094	$11,166	$11,747
'22	$11,688	$11,765	$12,379
'22	$13,082	$13,171	$13,773
'22	$13,318	$13,413	$13,784
'23	$14,151	$14,250	$14,901
'23	$13,785	$13,886	$14,590
'23	$14,262	$14,359	$14,951
'23	$14,647	$14,736	$15,373
'23	$13,770	$13,843	$14,723
'23	$14,476	$14,555	$15,393
'23	$15,117	$15,203	$15,891
'23	$14,549	$14,636	$15,282
'23	$14,439	$14,532	$14,760
'23	$13,935	$14,025	$14,162
'23	$14,991	$15,088	$15,476
'23	$15,801	$15,903	$16,298
'24	$15,539	$15,640	$16,392
'24	$15,412	$15,512	$16,692
'24	$15,926	$16,020	$17,222
'24	$15,863	$15,947	$16,800
'24	$16,495	$16,573	$17,450
'24	$16,100	$16,173	$17,169
'24	$16,833	$16,912	$17,672
'24	$17,549	$17,631	$18,247
'24	$17,942	$18,028	$18,415
'24	$16,909	$16,992	$17,414
'24	$16,721	$16,807	$17,315
'24	$16,294	$16,382	$16,921
'25	$17,128	$17,219	$17,811
'25	$17,541	$17,635	$18,156
'25	$18,174	$18,265	$18,083
'25	$18,957	$19,035	$18,911
'25	$19,320	$19,381	$19,777
'25	$19,772	$19,832	$20,212
'25	$19,678	$19,741	$19,928
'25	$20,575	$20,643	$20,778
'25	$20,352	$20,413	$21,176
'25	$20,401	$20,461	$21,425
'25	$21,154	$21,223	$21,558
'25	$21,666	$21,735	$22,204
'26	$22,416	$22,486	$23,363
'26	$23,887	$23,968	$24,444
'26	$22,431	$22,497	$21,929
'26	$23,183	$23,217	$23,563
'26	$23,041	$23,051	$24,285

Yearly periods ended May 31

Table Summary
Fund/Index	1-Year	5-Year	10-Year
Xtrackers MSCI EAFE High Div Yield Equity ETF - NAV	19.26%	10.45%	8.71%
MSCI EAFE High Dividend Yield Index	18.94%	10.34%	8.71%
MSCI EAFE Index	22.80%	8.72%	9.28%

Average Annual Total Returns

Prior to February 13, 2018, the Fund operated with a different investment strategy, including tracking a different underlying index. Performance may have been different if the Fund’s current investment strategy had been in effect. Index returns prior to February 13, 2018 reflect that of the prior underlying index.

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Table Summary
Net Assets ($)	2,268,639,287
Number of Portfolio Holdings	115
Portfolio Turnover Rate (%)	24
Total Net Advisory Fees Paid ($)	1,960,229

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Table Summary
Holdings	41.1% of Net Assets
Roche Holding AG (Switzerland)	5.0%
Nestle SA (Switzerland)	5.0%
Novartis AG (Switzerland)	5.0%
Shell PLC (United Kingdom)	4.8%
TotalEnergies SE (France)	4.2%
Allianz SE (Germany)	4.1%
Novo Nordisk A/S (Denmark)	3.6%
Iberdrola SA (Spain)	3.4%
British American Tobacco PLC (United Kingdom)	3.0%
Unilever PLC (United Kingdom)	3.0%

Sector Allocation

Table Summary
Sector	% of Net Assets
Financials	27%
Consumer Staples	19%
Health Care	17%
Energy	11%
Utilities	8%
Industrials	8%
Consumer Discretionary	4%
Communication Services	4%
Real Estate	1%
Information Technology	1%
Materials	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
Switzerland	20%
United Kingdom	18%
France	13%
Germany	9%
Japan	8%
Singapore	6%
Spain	5%
Denmark	4%
Australia	3%
Israel	2%
Italy	2%
Other	9%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Dividends are not guaranteed. If the dividend-paying stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be adversely affected. Performance of a Fund may diverge from that of an Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

HDEF-TSRA

R-101121-3 (7/26) DBX007365 (7/27)

Xtrackers US 0-1 Year Treasury ETF

TRSY: Cboe BZX Exchange, Inc.

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about the Xtrackers US 0-1 Year Treasury ETF (the "Fund") for the period June 1, 2025  to May 31, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TRSY	$6	0.06%

Gross expense ratio as of the latest prospectus: 0.06%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the fund perform last year and what affected its performance?

The fund seeks investment results that correspond generally to the performance, before fees and expenses, of the ICE U.S. Treasury Short Bond Index (the Underlying Index). The Underlying Index is designed to track the performance of certain U.S. Treasury securities that have a remaining maturity between one month and one year.

The Fund returned 3.95% for the period ended May 31, 2026. The Fund's underlying index returned 4.00% and the Fund's broad-based index the ICE BofA US Treasury Index returned 3.75% during the same period.

Both U.S. Treasury Bills and U.S. Treasury Notes were positive contributors to performance.

Fund Performance

ICE U.S. Treasury Short Bond Index is designed to track the performance of certain U.S. Treasury securities that have a remaining maturity between one month and one year.

ICE BofA U.S. Treasury Index tracks the performance of U.S. Treasury securities and includes U.S. Treasury Bills, U.S. Treasury Notes and U.S. Treasury Bonds, with varying maturities.

The ICE BofA U.S. Treasury Index is a required broad-based index that represents the Fund's overall debt market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

Table Summary
	Xtrackers US 0-1 Year Treasury ETF - NAV	ICE U.S. Treasury Short Bond Index (the Underlying Index)	ICE BofA US Treasury Index
10/9/24	$10,000	$10,000	$10,000
10/31/24	$10,027	$10,028	$9,885
11/30/24	$10,064	$10,065	$9,965
12/31/24	$10,106	$10,108	$9,798
1/31/25	$10,142	$10,144	$9,852
2/28/25	$10,176	$10,178	$10,073
3/31/25	$10,210	$10,214	$10,092
4/30/25	$10,246	$10,250	$10,148
5/31/25	$10,278	$10,282	$10,039
6/30/25	$10,314	$10,319	$10,169
7/31/25	$10,347	$10,352	$10,130
8/31/25	$10,392	$10,396	$10,232
9/30/25	$10,429	$10,435	$10,328
10/31/25	$10,465	$10,471	$10,393
11/30/25	$10,497	$10,503	$10,455
12/31/25	$10,535	$10,542	$10,404
1/31/26	$10,565	$10,572	$10,408
2/28/26	$10,594	$10,601	$10,604
3/31/26	$10,621	$10,629	$10,414
4/30/26	$10,653	$10,662	$10,405
5/31/26	$10,684	$10,693	$10,415
Table Summary
Fund/Index	1-Year	Since Inception 10/9/24
Xtrackers US 0-1 Year Treasury ETF - NAV	3.95%	4.12%
ICE U.S. Treasury Short Bond Index	4.00%	4.16%
ICE BofA US Treasury Index	3.75%	2.50%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Table Summary
Net Assets ($)	71,250,765
Number of Portfolio Holdings	104
Portfolio Turnover Rate (%)	0
Total Net Advisory Fees Paid ($)	17,866
Modified duration to worst	0.4 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

 The quality ratings represent the highest of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Holdings-based data is subject to change.

Asset Allocation Table

Table Summary
Asset Type	% of Net Assets
U.S. Treasury Obligations	99%
Other Assets and Liabilities (Net)	1%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AA	100%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not a money market fund and is not subject to the strict rules that govern the quality, maturity, liquidity and other features of securities that money market funds may purchase. Under normal circumstances, the Fund’s investments may be more susceptible than a money market fund’s investments to credit risk, interest rate risk, valuation risk and other risks relevant to the Fund’s investments. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government. The “full faith and credit” guarantee of the US government applies to the timely repayment of interest, and does not eliminate market risk. Because of the rising US government debt burden, it is possible that the US government may not be able to meet its financial obligations or that securities issued by the US government may experience credit downgrades. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

ICE Data Indices, LLC, is used with permission. “ICE®” is a trade mark of ICE Data Indices, LLC or its affiliates. This trademark has been licensed, along with the ICE U.S. Treasury Short Bond Index (“Index”) for use by DBX Advisors LLC ("Advisor") in connection with Xtrackers US 0-1 Year Treasury ETF (the “Product”). Neither Advisor, DBX ETF Trust (the “Trust”) nor the Product, as applicable, is sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Product particularly, the Trust or the ability of the Index to track general market performance. Past performance of an Index is not an indicator of or a guarantee of future results. ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

TRSY-TSRA

R-106210-2 (7/26) DBX007372 (7/27)

(b)	Not applicable

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

Stephen R. Byers, George O. Elston, and J. David Officer are the designated financial experts on the Audit Committee of DBX ETF Trust. With respect to DBX ETF Trust, Stephen Byers, George O. Elston, and J. David Officer are not “interested persons” as such terms are defined by Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $475,750 for 2026 and $461,750 for 2025.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2026 and $0 for 2025.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $569,024 for 2026 and $294,986 for 2025.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2026 and $0 for 2025.

(e)(1)	Audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

In accordance with Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the audit and permissible non-audit services of the Registrant.

(e)(2)	All of the services described in paragraphs (b) through (d) above were approved by the Audit Committee in accordance with paragraph (c) (7) (i) (c) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2026 and $0 for 2025 except for items included in (a) through (d) above.

(h)

The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Stephen R. Byers, George O. Elston, and J. David Officer.

Item 6. Investments.

(a) Schedule of Investments is included under Item 7.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Xtrackers Artificial Intelligence and Big Data ETF (XAIX)

Xtrackers Cybersecurity Select Equity ETF (PSWD)

Xtrackers International Real Estate ETF (HAUZ)

Xtrackers Semiconductor Select Equity ETF (CHPS)

Xtrackers US Green Infrastructure Select Equity ETF (UPGR)

Xtrackers US National Critical Technologies ETF (CRTC)

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DBX ETF Trust | 1

Schedule of Investments

Xtrackers Artificial Intelligence and Big Data ETF

May 31, 2026

	Number of Shares	Value $

COMMON STOCKS — 99.2%

Communication Services — 11.3%

Diversified Telecommunication Services — 3.8%

AT&T, Inc.	96,560	2,394,688

BT Group PLC	100,117	281,782

China Tower Corp. Ltd., Class H, 144A	267,386	338,437

Verizon Communications, Inc.	58,056	2,775,657

(Cost $5,454,499)		5,790,564

Entertainment — 0.0%

Kingsoft Corp. Ltd.

(Cost $67,076)	16,625	44,928

Interactive Media & Services — 7.5%

Alphabet, Inc., Class A	16,289	6,195,358

Kakao Corp.	4,387	122,120

Meitu, Inc., 144A *	55,926	31,112

Meta Platforms, Inc., Class A	7,727	4,887,405

NAVER Corp.	2,304	357,754

Snap, Inc., Class A *	17,628	100,656

(Cost $9,532,041)		11,694,405

Consumer Discretionary — 7.0%

Broadline Retail — 7.0%

Alibaba Group Holding Ltd., ADR	34,768	4,318,881

Amazon.com, Inc. *	22,123	5,987,369

eBay, Inc.	5,914	646,223

(Cost $10,966,265)		10,952,473

Financials — 4.0%

Banks — 3.1%

Bank of America Corp.

(Cost $4,394,460)	92,732	4,784,971

Commercial Banks — 0.9%

China Construction Bank Corp., Class H

(Cost $1,438,457)	1,378,428	1,493,206

Health Care — 0.0%

Health Care Providers &

Services — 0.0%

CVS Group PLC

(Cost $15,628)	849	14,317

Information Technology — 76.9%

Communications Equipment — 7.4%

Arista Networks, Inc. *	15,756	2,512,609

Ciena Corp. *	1,499	869,765

Cisco Systems, Inc.	53,150	6,400,323

Extreme Networks, Inc. *	1,582	41,939

F5, Inc. *	650	249,243

	Number of Shares	Value $

NetScout Systems, Inc. *	820	34,128

Nokia OYJ, ADR	92,775	1,376,781

(Cost $6,291,923)		11,484,788

Electronic Equipment, Instruments & Components — 0.4%

Keysight Technologies, Inc. *

(Cost $352,517)	1,979	669,555

Internet Software & Services — 0.4%

Akamai Technologies, Inc. *	1,862	278,444

Okta, Inc. *	2,166	267,003

(Cost $380,377)		545,447

IT Services — 4.2%

Fujitsu Ltd.	33,000	698,185

International Business Machines Corp.	12,576	3,745,133

Kingsoft Cloud Holdings Ltd., ADR*	4,891	60,062

Kyndryl Holdings, Inc. *	2,587	32,260

NEC Corp.	20,900	538,681

Samsung SDS Co. Ltd.	498	98,807

Snowflake, Inc. *	5,032	1,285,928

Twilio, Inc., Class A *	1,842	351,159

(Cost $5,733,082)		6,810,215

Semiconductors & Semiconductor — 0.1%

Lattice Semiconductor Corp. *	1,130	166,200

Via Technologies, Inc.	3,392	8,327

(Cost $103,728)		174,527

Semiconductors & Semiconductor Equipment — 25.9%

Ambarella, Inc. *	558	40,276

Intel Corp. *	66,469	7,622,665

Micron Technology, Inc.	14,418	13,999,878

NVIDIA Corp.	27,382	5,781,436

Realtek Semiconductor Corp.	8,159	151,066

SK hynix, Inc.	7,702	11,923,534

STMicroelectronics NV	10,478	720,800

Synaptics, Inc. *	453	62,188

(Cost $11,635,109)		40,301,843

Software — 21.0%

Adobe, Inc. *	5,632	1,459,871

Alarm.com Holdings, Inc. *	547	24,675

Atlassian Corp., Class A *	3,751	403,645

Commvault Systems, Inc. *	558	66,263

Crowdstrike Holdings, Inc., Class A*	3,427	2,505,137

Dassault Systemes SE	11,626	255,127

Docusign, Inc. *	2,612	137,182

Dolby Laboratories, Inc., Class A	1,073	59,884

See Notes to Financial Statements.

2 | DBX ETF Trust

Schedule of Investments

Xtrackers Artificial Intelligence and Big Data ETF (Continued)

May 31, 2026

	Number of Shares	Value $

Dropbox, Inc., Class A *	2,702	72,630

Fortinet, Inc. *	7,956	1,097,689

Gen Digital, Inc.	7,405	190,975

Horizon Robotics *	170,948	115,385

Intuit, Inc.	3,744	1,241,248

JFrog Ltd. *	1,727	137,262

Microsoft Corp.	10,575	4,761,288

Monday.com Ltd. *	694	58,032

Nice Ltd., ADR *	981	90,900

Nutanix, Inc., Class A *	2,902	151,107

Open Text Corp.	3,504	83,381

Oracle Corp.	24,376	5,503,613

Palantir Technologies, Inc., Class A*	28,713	4,494,733

Palo Alto Networks, Inc. *	9,573	2,696,618

Qualys, Inc. *	460	50,273

Rapid7, Inc. *	943	7,902

RingCentral, Inc., Class A	866	37,506

Salesforce, Inc.	12,782	2,442,640

SAP SE	17,559	3,181,354

SenseTime Group, Inc., Class B, 144A *	521,642	110,486

SentinelOne, Inc., Class A *	4,564	75,534

SoundHound AI, Inc., Class A * (a)	5,281	47,529

Strategy, Inc. *	4,002	636,678

Tuya, Inc., ADR	7,294	15,463

UiPath, Inc., Class A *	7,115	83,388

Zoom Communications, Inc. *	4,255	432,265

Zscaler, Inc. *	1,509	210,853

(Cost $33,772,290)		32,938,516

Technology Hardware, Storage & Peripherals — 17.5%

Apple, Inc.	18,752	5,851,749

Dell Technologies, Inc., Class C	9,661	4,066,412

Everpure, Inc., Class A *	3,528	280,511

Getac Holdings Corp.	5,176	17,184

Hewlett Packard Enterprise Co.	17,249	742,397

Lenovo Group Ltd.	136,376	417,616

NetApp, Inc.	2,606	454,200

Samsung Electronics Co. Ltd.	61,275	12,889,300

Western Digital Corp.	3,834	2,036,659

Wistron Corp.	49,974	252,857

(Cost $10,586,119)		27,008,885

TOTAL COMMON STOCKS

(Cost $100,723,571)		154,708,640

EXCHANGE-TRADED FUNDS — 0.2%

Technology Select Sector SPDR Fund

(Cost $166,953)	1,350	257,877

	Number of Shares	Value $

SECURITIES LENDING COLLATERAL — 0.0%

DWS Government & Agency

Securities Portfolio

“DWS Government Cash

Institutional Shares”, 3.53% (b)(c)

(Cost $41,400)	41,400	41,400

CASH EQUIVALENTS — 0.5%

DWS Government Money Market

Series “Institutional Shares”, 3.57% (b)

(Cost $747,470)	747,470	747,470

TOTAL INVESTMENTS — 99.9%

(Cost $101,679,394)		155,755,387

Other assets and liabilities, net — 0.1%		133,276

NET ASSETS — 100.0%		155,888,663

See Notes to Financial Statements.

DBX ETF Trust | 3

Schedule of Investments

Xtrackers Artificial Intelligence and Big Data ETF (Continued)

May 31, 2026

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2026 is as follows:

Value ($) at 5/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2026	Value ($) at 5/31/2026

EXCHANGE-TRADED FUNDS — 0.0%

Xtrackers MSCI USA Selection Equity ETF (d)

122,690	—	(122,614)	7,307	(7,383)	423	—	—	—

SECURITIES LENDING COLLATERAL — 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.53% (b)(c)

—	41,400 (e)	—	—	—	1,018	—	41,400	41,400

CASH EQUIVALENTS — 0.5%

DWS Government Money Market Series “Institutional Shares”, 3.57% (b)

107,192	8,200,609	(7,560,331)	—	—	13,095	—	747,470	747,470

229,882	8,242,009	(7,682,945)	7,307	(7,383)	14,536	—	788,870	788,870

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2026 amounted to $39,376, which is 0.0% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Affiliated fund advised by DBX Advisors LLC.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2026.

ADR:	American Depositary Receipt
144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2026, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)

Micro E-mini NASDAQ 100 Index	USD	11	556,311	668,915	6/18/2026	112,604

Micro E-Mini S&P 500 Index	USD	5	168,898	189,894	6/18/2026	20,996

Total unrealized appreciation						133,600

Currency Abbreviations

USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.

4 | DBX ETF Trust

Schedule of Investments

Xtrackers Artificial Intelligence and Big Data ETF (Continued)

May 31, 2026

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$154,708,640	$—	$—	$154,708,640

Exchange-Traded Funds	257,877	—	—	257,877

Short-Term Investments (a)	788,870	—	—	788,870

Derivatives (b)

Futures Contracts	133,600	—	—	133,600

TOTAL	$155,888,987	$—	$—	$155,888,987

(a)	See Schedule of Investments for additional detailed categorizations.

(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

DBX ETF Trust | 5

Schedule of Investments

Xtrackers Cybersecurity Select Equity ETF

May 31, 2026

	Number of Shares	Value $

COMMON STOCKS — 98.8%

Application Software — 6.6%

Alarm.com Holdings, Inc. *	1,501	67,710

Clear Secure, Inc., Class A	1,335	74,026

Datadog, Inc., Class A *	600	148,410

Dynatrace, Inc. *	1,934	82,369

GB Group PLC	14,388	45,964

InterDigital, Inc.	187	47,141

Systena Corp.	14,069	36,942

TeamViewer SE, 144A *	13,220	91,020

(Cost $518,486)		593,582

Communications Equipment — 5.3%

F5, Inc. *	1,006	385,751

NetScout Systems, Inc. *	2,015	83,864

(Cost $346,676)		469,615

Electronic Equipment, Instruments & Components — 1.2%

Arlo Technologies, Inc. *	5,015	66,900

ITMAX SYSTEM Bhd	25,800	32,209

(Cost $107,925)		99,109

Internet Services & Infrastructure — 22.0%

Akamai Technologies, Inc. *	2,702	404,057

Fastly, Inc., Class A *	10,051	178,556

GDS Holdings Ltd., Class A *	56,998	242,031

NEXTDC Ltd. *	38,540	422,598

Okta, Inc. *	4,370	538,690

SUNeVision Holdings Ltd.	61,003	46,701

Vnet Group, Inc., Class A, ADR * (a)	11,130	112,190

(Cost $1,288,786)		1,944,823

IT Consulting & Other Services — 5.3%

Al Moammar Information Systems Co.	1,157	58,118

Change Holdings, Inc. (a)	3,111	18,253

Future Corp.	3,854	38,591

NCC Group PLC	25,095	48,237

NEC Corp.	2,550	65,724

Netcompany Group A/S, 144A *	1,881	100,860

Otsuka Corp.	3,431	62,266

Systex Corp.	9,831	41,112

TechMatrix Corp.	3,602	41,159

(Cost $417,863)		474,320

Research & Consulting Services — 1.3%

Zetrix Ai Bhd

(Cost $95,592)	554,096	112,496

Systems Software — 57.1%

A10 Networks, Inc.	3,155	95,092

	Number of Shares	Value $

Ahnlab, Inc.	536	21,696

BlackBerry Ltd. *	28,613	256,729

Check Point Software

Technologies Ltd. *	2,088	281,984

Crowdstrike Holdings, Inc., Class A*	750	548,250

Digital Arts, Inc.	1,039	25,977

Fortinet, Inc. *	3,672	506,626

N-able, Inc. *	6,233	23,062

OneSpan, Inc.	3,368	48,634

Palo Alto Networks, Inc. *	1,775	500,000

Qoria Ltd. *	78,071	16,852

Qualys, Inc. *	3,445	376,504

Radware Ltd. *	1,483	44,994

Rapid7, Inc. *	6,255	52,417

Rubrik, Inc., Class A *	6,412	504,176

SentinelOne, Inc., Class A *	23,194	383,861

Telos Corp. *	5,015	24,022

Tenable Holdings, Inc. *	11,042	311,716

Trend Micro, Inc.	8,808	332,534

Varonis Systems, Inc. *	10,942	373,669

Zscaler, Inc. *	2,423	338,566

(Cost $4,244,698)		5,067,361

TOTAL COMMON STOCKS

(Cost $7,020,026)		8,761,306

EXCHANGE-TRADED FUNDS — 0.3%
Amplify Cybersecurity ETF	150	14,902
Global X Cybersecurity ETF (a)	300	10,899

(Cost $19,232)		25,801

SECURITIES LENDING COLLATERAL — 0.0%

DWS Government & Agency

Securities Portfolio

“DWS Government Cash

Institutional Shares”, 3.53% (b)(c)

(Cost $6,900)	6,900	6,900

CASH EQUIVALENTS — 0.3%

DWS Government Money Market

Series “Institutional Shares”, 3.57% (b)

(Cost $22,313)	22,313	22,313

TOTAL INVESTMENTS — 99.4%

(Cost $7,068,471)		8,816,320

Other assets and liabilities, net — 0.6%		49,779

NET ASSETS — 100.0%		8,866,099

See Notes to Financial Statements.

6 | DBX ETF Trust

Schedule of Investments

Xtrackers Cybersecurity Select Equity ETF (Continued)

May 31, 2026

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2026 is as follows:

Value ($) at 5/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2026	Value ($) at 5/31/2026

SECURITIES LENDING COLLATERAL — 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.53% (b)(c)

520,072	—	(513,172) (d)	—	—	1,092	—	6,900	6,900

CASH EQUIVALENTS — 0.3%

DWS Government Money Market Series “Institutional Shares”, 3.57% (b)

11,360	284,493	(273,540)	—	—	453	—	22,313	22,313

531,432	284,493	(786,712)	—	—	1,545	—	29,213	29,2131

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2026 amounted to $131,472, which is 1.5% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $134,122.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2026.

ADR:	American Depositary Receipt
144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2026, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)

Micro E-Mini S&P 500 Index	USD	2	70,820	75,958	6/18/2026	5,138

Currency Abbreviations

USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.

DBX ETF Trust | 7

Schedule of Investments

Xtrackers Cybersecurity Select Equity ETF (Continued)

March 31, 2026 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$8,761,306	$—	$—	$8,761,306

Exchange-Traded Funds	25,801	—	—	25,801

Short-Term Investments (a)	29,213	—	—	29,213

Derivatives (b)

Futures Contracts	5,138	—	—	5,138

TOTAL	$8,821,458	$—	$—	$8,821,458

(a)	See Schedule of Investments for additional detailed categorizations.

(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

8 | DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF

May 31, 2026

	Number of Shares	Value $

COMMON STOCKS — 98.4%

Australia — 12.7%

Abacus Storage King REIT	163,578	168,303

Arena REIT	432,079	994,819

Aspen Group Ltd. REIT	245,619	834,132

BWP Property Group Ltd.	709,842	1,930,565

Cedar Woods Properties Ltd.	71,767	345,964

Centuria Capital Group	895,433	1,259,537

Centuria Industrial REIT	552,157	1,183,886

Centuria Office REIT	531,267	349,756

Charter Hall Group REIT	507,112	7,435,994

Charter Hall Long Wale REIT	681,015	1,695,367

Charter Hall Retail REIT	538,366	1,460,326

Charter Hall Social Infrastructure REIT	351,619	637,535

Cromwell Property Group REIT	1,843,098	583,488

Dexus REIT	1,158,711	4,677,017

Dexus Industria REIT REIT	276,091	474,768

DigiCo Infrastructure REIT REIT	489,074	928,987

Gemlife Communities Group *	237,396	813,039

Goodman Group REIT	2,203,157	50,202,401

GPT Group REIT	2,064,124	7,202,918

Growthpoint Properties Australia Ltd. REIT	307,837	485,060

HomeCo Daily Needs REIT	2,011,027	1,794,199

Ingenia Communities Group REIT	417,178	1,146,610

Lifestyle Communities Ltd. * (a)	114,610	431,276

Mirvac Group REIT	4,254,782	5,173,625

REA Group Ltd. (a)	54,867	5,882,047

Region Group REIT	1,239,575	2,024,555

Rural Funds Trust REIT (a)	418,114	597,154

Scentre Group REIT	5,618,625	15,483,167

Stockland REIT	2,609,682	7,698,434

Vicinity Ltd. REIT	4,224,715	7,690,400

Waypoint REIT Ltd. REIT	695,462	1,190,917

(Cost $111,817,213)		132,776,246

Austria — 0.2%

CA Immobilien Anlagen AG (a)	32,435	940,574

CPI Europe AG * (a)	38,582	718,572

(Cost $1,662,488)		1,659,146

Belgium — 1.9%

Aedifica SA REIT	90,090	7,443,248

Cofinimmo SA REIT	8,383	813,419

Montea NV REIT	22,872	1,782,925

Retail Estates NV REIT	13,843	1,146,941

VGP NV	14,344	1,402,707

Warehouses De Pauw CVA REIT	212,538	5,515,997

Xior Student Housing NV REIT	41,320	1,338,061

(Cost $19,799,364)		19,443,298

	Number of Shares	Value $

Brazil — 0.6%

Allos SA	476,548	2,657,748

Cyrela Brazil Realty SA Empreendimentos e Participacoes	308,004	1,371,288

Ez Tec Empreendimentos e Participacoes SA	129,356	336,292

Multiplan Empreendimentos Imobiliarios SA	369,902	2,178,518

(Cost $5,252,193)		6,543,846

Canada — 5.7%

Allied Properties Real Estate

Investment Trust REIT (a)	141,073	1,029,207

Altus Group Ltd. (a)	43,298	1,329,538

Boardwalk Real Estate Investment Trust REIT	43,557	2,026,473

Canadian Apartment Properties REIT (a)	166,082	4,226,950

Chartwell Retirement Residences	340,334	4,990,561

Choice Properties Real Estate Investment Trust REIT (a)	271,873	3,108,417

Colliers International Group, Inc.	47,196	4,457,676

Crombie Real Estate Investment Trust REIT (a)	122,381	1,496,059

CT Real Estate Investment Trust REIT (a)	85,864	1,101,388

Dream Industrial Real Estate Investment Trust REIT (a)	306,469	3,119,085

First Capital Real Estate Investment Trust REIT (a)	208,875	3,563,255

FirstService Corp.	46,176	6,195,237

Granite Real Estate Investment Trust REIT	65,222	4,562,297

H&R Real Estate Investment Trust REIT (a)	283,028	2,128,540

InterRent Real Estate Investment Trust REIT (a)	149,741	1,414,199

Killam Apartment Real Estate Investment Trust REIT (a)	130,167	1,732,977

Minto Apartment Real Estate Investment Trust REIT	41,389	520,686

Nexus Industrial REIT (a)	44,991	259,648

Primaris Real Estate Investment Trust REIT (a)	126,358	1,801,511

RFA Financial, Inc. (a)	31,928	621,386

RioCan Real Estate Investment Trust REIT (a)	311,188	5,012,712

Slate Grocery, Class U REIT (a)	62,587	779,186

SmartCentres Real Estate Investment Trust REIT (a)	142,010	2,987,514

Vital Infrastructure Property Trust REIT (a)	242,474	945,218

(Cost $60,049,261)		59,409,720

Chile — 0.8%

Cencosud Shopping SA	527,285	1,438,570

See Notes to Financial Statements.

DBX ETF Trust | 9

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

May 31, 2026

	Number of Shares	Value $

Parque Arauco SA	790,626	3,464,755

Plaza SA	894,877	3,901,502

(Cost $4,291,048)		8,804,827

China — 0.6%

A-Living Smart City Services Co. Ltd., Class H, 144A (a)	915,946	273,472

China Resources Mixc Lifestyle

Services Ltd., 144A	732,154	3,886,188

China Vanke Co. Ltd., Class H * (a)	2,353,928	813,936

Onewo, Inc., Class H (a)	333,903	749,827

Poly Property Services Co. Ltd., Class H	171,593	648,066

(Cost $10,958,470)		6,371,489

Egypt — 0.2%

Palm Hills Developments SAE *	1,094,554	317,970

Talaat Moustafa Group	786,306	1,445,526

(Cost $663,651)		1,763,496

Finland — 0.2%

Citycon OYJ *	564	1,869

Lumo Kodit OYJ (a)	195,523	1,694,131

(Cost $2,752,966)		1,696,000

France — 3.5%

Altarea SCA REIT	6,449	815,782

ARGAN SA REIT	13,223	944,352

Carmila SA REIT	67,009	1,304,313

Covivio SA REIT	59,223	3,818,346

Gecina SA REIT	51,591	4,421,996

ICADE REIT * (a)	35,348	868,712

Klepierre SA REIT	240,385	9,823,724

Mercialys SA REIT	100,447	1,390,191

Unibail-Rodamco-Westfield

REIT*	115,849	13,429,785

(Cost $29,948,826)		36,817,201

Germany — 2.8%

Deutsche Wohnen SE	56,137	1,265,636

LEG Immobilien SE	81,353	5,292,624

TAG Immobilien AG	204,945	3,398,475

Vonovia SE	787,035	19,681,983

(Cost $38,744,706)		29,638,718

Greece — 0.1%

LAMDA Development SA *

(Cost $792,126)	105,854	762,776

Hong Kong — 11.6%

C&D International Investment Group Ltd. (a)	1,066,590	2,147,497

China Jinmao Holdings Group Ltd.	8,947,765	1,986,515

China Overseas Land & Investment Ltd.	3,998,553	7,969,148

China Overseas Property Holdings Ltd.	1,327,439	633,453

	Number of Shares	Value $

China Resources Land Ltd.	3,110,567	14,018,071

CK Asset Holdings Ltd.	2,195,988	13,264,357

Fortune Real Estate Investment Trust REIT	1,657,743	1,021,627

Hang Lung Group Ltd.	911,553	1,698,098

Hang Lung Properties Ltd.	1,917,643	1,967,215

Henderson Land Development Co. Ltd. (a)	1,434,963	5,668,519

Hongkong Land Holdings Ltd.	1,055,815	8,045,310

Hysan Development Co. Ltd.	642,374	1,528,603

Kerry Properties Ltd.	621,747	1,645,320

Link REIT	2,803,045	14,441,901

New World Development Co. Ltd. * (a)	1,482,337	1,554,701

Poly Property Group Co. Ltd.	2,093,967	555,727

Shanghai Industrial Holdings Ltd.	445,956	859,205

Shenzhen Investment Ltd. * (a)	2,552,913	257,330

Sino Land Co. Ltd.	4,363,034	6,574,557

Sun Hung Kai Properties Ltd.	1,409,498	23,685,264

Swire Properties Ltd.	1,036,334	2,940,780

Wharf Holdings Ltd. (a)	1,034,289	2,927,059

Wharf Real Estate Investment Co. Ltd.	1,807,434	5,544,021

Yuexiu Property Co. Ltd.	1,582,277	882,250

(Cost $119,171,218)		121,816,528

India — 1.0%

Anant Raj Ltd.	181,057	979,900

DLF Ltd.	1,028,258	6,392,518

Godrej Properties Ltd. *	167,024	3,099,086

(Cost $9,001,254)		10,471,504

Indonesia — 0.1%

Bangun Kosambi Sukses PT *	750,346	161,658

PT Bumi Serpong Damai Tbk*	5,981,030	210,859

PT Ciputra Development Tbk	8,974,812	323,937

PT Kawasan Industri Jababeka Tbk	11,690,227	81,119

PT Lippo Karawaci Tbk*	27,977,516	108,027

PT Pakuwon Jati Tbk	16,317,208	264,801

PT Summarecon Agung Tbk	7,750,458	124,042

Sentul City Tbk PT *	33,030,004	138,626

(Cost $2,412,725)		1,413,069

Ireland — 0.1%

Irish Residential Properties REIT PLC REIT

(Cost $543,600)	544,035	708,506

Israel — 3.4%

Africa Israel Residences Ltd.	7,187	590,916

Airport City Ltd. *	66,742	1,287,012

Alony Hetz Properties & Investments Ltd.	178,995	2,288,317

Amot Investments Ltd.	269,571	1,821,211

See Notes to Financial Statements.

10 | DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

May 31, 2026

	Number of Shares	Value $

Aura Investments Ltd.	167,761	1,117,828

Azrieli Group Ltd.	39,532	6,603,590

Big Shopping Centers Ltd.	17,722	4,853,013

Blue Square Real Estate Ltd.	5,699	792,813

Electra Real Estate Ltd. *	35,057	607,491

Gav-Yam Lands Corp. Ltd.	70,510	973,601

Israel Canada T.R Ltd.	199,501	1,505,802

Isras Investment Co. Ltd.	1,248	373,939

Kvutzat Acro Ltd. *	38,849	682,901

Melisron Ltd.	25,058	3,973,062

Menivim- The New REIT Ltd. REIT	911,103	671,762

Mivne Real Estate KD Ltd.	607,230	3,125,552

Prashkovsky Investments and Construction Ltd. *	8,071	479,921

Reit 1 Ltd. REIT	220,031	1,762,006

Sella Capital Real Estate Ltd. REIT	256,810	925,210

Summit Real Estate Holdings Ltd.	41,140	741,810

(Cost $21,054,648)		35,177,757

Japan — 21.8%

Activia Properties, Inc. REIT (a)	2,231	1,833,123

Advance Residence Investment Corp. REIT	3,050	2,950,562

AEON REIT Investment Corp. REIT	1,841	1,420,157

Arealink Co. Ltd.	47,069	285,034

Comforia Residential REIT, Inc. REIT	2,286	1,516,437

CRE Logistics REIT, Inc. REIT	635	589,566

Daito Trust Construction Co. Ltd.	330,852	6,592,515

Daiwa House REIT Investment Corp. REIT	4,577	3,467,468

Daiwa Office Investment Corp. REIT (a)	595	1,188,580

Daiwa Securities Living Investments Corp. REIT	2,183	1,390,516

Dear Life Co. Ltd.	35,940	226,219

ES-Con Japan Ltd. (a)	56,179	387,843

Frontier Real Estate Investment Corp. REIT	2,724	1,396,309

Fukuoka REIT Corp. REIT	827	886,795

Global One Real Estate Investment Corp. REIT	976	686,676

GLP J REIT	5,176	4,347,203

Goldcrest Co. Ltd.	15,100	339,107

Good Com Asset Co. Ltd. (a)	14,836	128,239

Hankyu Hanshin REIT, Inc. REIT (a)	654	591,184

Health Care & Medical Investment Corp. REIT	444	306,524

Heiwa Real Estate Co. Ltd.	50,000	731,202

Heiwa Real Estate REIT, Inc. REIT (a)	1,190	1,014,404

	Number of Shares	Value $

Hoosiers Holdings Co. Ltd.	33,668	247,450

Hoshino Resorts REIT, Inc. REIT	657	993,403

Hulic Co. Ltd.	784,313	8,370,801

Hulic Reit, Inc. REIT	1,326	1,301,094

Ichigo Hotel REIT Investment Corp. REIT (a)	323	230,294

Ichigo Office REIT Investment Corp. REIT	1,005	548,618

Ichigo, Inc.	203,400	576,251

Industrial & Infrastructure Fund Investment Corp. REIT	2,717	2,392,885

Invincible Investment Corp. REIT	8,208	3,160,691

JALCO Holdings, Inc. (a)	80,400	164,649

Japan Excellent, Inc. REIT	1,236	1,090,885

Japan Hotel REIT Investment Corp. REIT	5,469	2,631,606

Japan Logistics Fund, Inc. REIT	2,922	1,686,863

Japan Metropolitan Fund Invest REIT	7,356	5,198,505

Japan Prime Realty Investment Corp. REIT	4,346	2,596,297

Japan Real Estate Investment Corp. REIT	7,641	5,486,314

JINUSHI Co. Ltd.	20,100	365,156

Kasumigaseki Capital Co. Ltd. (a)	20,505	783,155

KDX Realty Investment Corp. REIT	4,336	4,330,825

Ki-Star Real Estate Co. Ltd.	23,524	508,339

LaSalle Logiport REIT	1,858	1,700,550

Leopalace21 Corp.	237,104	927,921

Loadstar Capital KK	14,871	267,265

Mirai Corp. REIT	2,014	555,403

Mirarth Holdings, Inc.	119,429	310,595

MIRARTH Real Estate Investment Corp. REIT	1,093	568,506

Mitsubishi Estate Co. Ltd.	1,312,576	33,443,107

Mitsubishi Estate Logistics REIT Investment Corp. REIT	1,635	1,248,923

Mitsui Fudosan Co. Ltd.	2,969,544	28,550,079

Mitsui Fudosan Logistics Park, Inc. REIT	3,473	2,354,022

Mori Hills REIT Investment Corp. REIT	1,595	1,297,522

Mori Trust Sogo Reit, Inc. REIT	2,709	1,259,288

Mugen Estate Co. Ltd.	13,900	152,543

Nippon Accommodations Fund, Inc. REIT	2,700	2,135,373

Nippon Building Fund, Inc. REIT	9,479	7,586,058

Nippon Kanzai Holdings Co. Ltd.	23,763	411,102

Nippon Prologis REIT, Inc. REIT (a)	7,654	4,101,302

NIPPON REIT Investment Corp. REIT	1,942	1,047,916

Nomura Real Estate Holdings, Inc.	568,004	3,245,533

See Notes to Financial Statements.

DBX ETF Trust | 11

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

May 31, 2026

	Number of Shares	Value $

Nomura Real Estate Master Fund, Inc. REIT	4,679	4,485,303

NS Group, Inc.	26,000	238,784

NTT UD REIT Investment Corp. REIT	1,506	1,251,610

One REIT, Inc. REIT	743	355,188

Open House Group Co. Ltd.	84,332	4,580,278

Orix JREIT, Inc. REIT	5,963	3,599,751

Relo Group, Inc.	113,208	1,309,583

Samty Residential Investment Corp. REIT	369	229,249

Sankei Real Estate, Inc. REIT	433	329,122

Sekisui House Reit, Inc. REIT	4,592	2,365,375

SOSiLA Logistics REIT, Inc. REIT (a)	824	592,675

SRE Holdings Corp.	14,433	217,687

Star Asia Investment Corp. REIT	2,917	1,002,324

Star Mica Holdings Co. Ltd.	21,295	207,479

Starts Corp., Inc.	42,536	1,213,100

Starts Proceed Investment Corp. REIT	250	292,575

Sumitomo Realty & Development Co. Ltd.	1,009,012	23,559,882

Sun Frontier Fudousan Co. Ltd.	16,506	246,050

Tokyo Tatemono Co. Ltd.	224,939	4,619,169

Tokyu Fudosan Holdings Corp.	653,196	5,412,184

Tokyu REIT, Inc. REIT	874	1,018,450

Tosei Corp.	66,100	667,685

Tosei Reit Investment Corp. REIT	372	306,592

United Urban Investment Corp. REIT (a)	3,447	3,512,177

(Cost $218,684,263)		227,715,024

Luxembourg — 0.4%

Aroundtown SA *	828,285	2,458,949

Grand City Properties SA *	35,443	401,194

Shurgard Self Storage Ltd. REIT	32,786	941,188

(Cost $4,495,490)		3,801,331

Malaysia — 1.4%

Axis Real Estate Investment Trust REIT	1,415,068	695,935

Eco World Development Group Bhd	1,439,183	776,759

IGB Real Estate Investment Trust REIT	2,093,056	1,462,236

IOI Properties Group Bhd	1,645,166	1,742,673

KLCCP Stapled Group (b)	207,854	464,461

KSL Holdings Bhd	427,403	334,161

Mah Sing Group Bhd	1,678,459	419,086

Matrix Concepts Holdings Bhd	1,418,335	447,142

Pavilion Real Estate Investment Trust REIT	1,431,832	664,457

Sime Darby Property Bhd	2,599,956	977,033

SP Setia Bhd Group	2,323,297	585,951

Sunway Bhd	2,520,152	3,432,237

	Number of Shares	Value $

Sunway Real Estate Investment Trust REIT	1,354,728	782,428

Tanco Holdings Bhd*	3,194,653	1,409,998

UEM Sunrise Bhd	1,882,630	268,269

(Cost $8,760,733)		14,462,826

Mexico — 1.8%

Corp. Inmobiliaria Vesta SAB de CV	951,418	3,341,303

FIBRA Macquarie Mexico REIT, 144A	846,790	2,129,067

Fibra MTY SAPI de CV REIT (a)	2,608,932	2,140,892

Fibra Uno Administracion SA de CV REIT (a)	2,966,150	5,131,466

Prologis Property Mexico SA de CV REIT (a)	1,195,469	5,746,761

(Cost $12,162,854)		18,489,489

Netherlands — 1.0%

Argo Properties NV *	23,470	1,117,639

CTP NV, 144A (a)	140,685	2,666,161

Eurocommercial Properties NV REIT	48,796	1,659,875

NEPI Rockcastle NV *	536,905	4,700,335

(Cost $8,162,004)		10,144,010

New Zealand — 0.3%

Goodman New Zealand Ltd. & Goodman Property Services NZ Ltd.	1,139,953	1,364,980

Kiwi Property Group Ltd.	1,820,884	1,024,754

Precinct Properties Group (b)	2,026,131	1,243,371

(Cost $4,394,523)		3,633,105

Norway — 0.1%

Entra ASA, 144A (a)

(Cost $855,074)	71,658	811,615

Philippines — 1.1%

AREIT, Inc. REIT	1,993,817	1,225,147

Ayala Corp.	365,328	2,589,426

Ayala Land, Inc.	7,191,629	1,702,244

RL Commercial REIT, Inc. REIT	9,391,041	1,091,600

SM Prime Holdings, Inc.	15,537,544	4,641,273

(Cost $19,329,901)		11,249,690

Russia — 0.0%

LSR Group PJSC * (c)	30,984	0

PIK-Spetsializirovannyy Zastroyshchik PAO * (c)	192,287	0

(Cost $2,472,023)		0

Singapore — 6.5%

AIMS APAC REIT	748,693	927,538

Alpha Integrated Real Estate Investment Trust REIT	605,396	232,598

CapitaLand Ascendas REIT	4,194,884	8,223,005

CapitaLand Ascott Trust (b)	2,974,336	2,087,294

CapitaLand China Trust REIT (a)	1,229,281	621,701

See Notes to Financial Statements.

12 | DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

May 31, 2026

	Number of Shares	Value $

Capitaland India Trust	1,067,228	845,180

CapitaLand Integrated Commercial Trust REIT	6,460,971	11,499,905

CapitaLand Investment Ltd.	2,696,250	5,369,879

CDL Hospitality Trusts (b)	1,053,971	636,341

Centurion Accommodation REIT REIT	1,082,160	933,372

Centurion Corp. Ltd.	251,676	294,035

City Developments Ltd.	518,886	3,490,839

Digital Core REIT Management Pte Ltd. REIT	933,200	457,268

ESR-REIT REIT	812,846	1,516,896

Frasers Centrepoint Trust REIT	1,350,378	2,403,543

Frasers Logistics & Commercial Trust REIT	3,198,615	2,508,029

Keppel REIT (a)	3,305,740	2,242,102

Keppel DC REIT	2,100,291	3,804,189

Lendlease Global Commercial REIT	2,809,797	1,233,768

Mapletree Industrial Trust REIT (a)	2,223,433	3,382,178

Mapletree Logistics Trust REIT	3,623,914	3,409,807

Mapletree Pan Asia Commercial Trust REIT	2,458,671	2,467,635

NTT DC REIT REIT (a)	729,710	715,116

Parkway Life Real Estate Investment Trust REIT	468,207	1,472,153

Propnex Ltd. (a)	205,696	288,702

Suntec Real Estate Investment Trust REIT	1,930,858	2,225,555

UOL Group Ltd.	497,872	3,962,364

Yanlord Land Group Ltd. (a)	636,012	349,087

(Cost $67,610,789)		67,600,079

South Africa — 1.1%

Equites Property Fund Ltd. REIT	777,719	864,874

Fortress Real Estate Investments Ltd., Class B	980,587	1,447,106

Growthpoint Properties Ltd. REIT	2,910,887	3,003,435

Hyprop Investments Ltd. REIT	351,937	1,238,672

Redefine Properties Ltd. REIT (a)	6,167,934	2,285,111

Resilient REIT Ltd. REIT	276,630	1,401,162

Vukile Property Fund Ltd. REIT	1,191,337	1,712,513

(Cost $8,149,610)		11,952,873

South Korea — 0.2%

ESR Kendall Square REIT Co. Ltd. REIT	172,118	450,568

JR Global Reit REIT (c)	199,072	156,140

SK Eternix Co. Ltd. *	21,044	559,963

SK REITs Co. Ltd. REIT	231,398	838,376

(Cost $2,012,172)		2,005,047

Spain — 1.0%

Colonial SFL Socimi SA REIT (a)	275,150	1,843,037

	Number of Shares	Value $

Merlin Properties Socimi SA REIT	408,563	7,208,808

Neinor Homes SA, 144A *	55,452	1,031,473

(Cost $7,236,036)		10,083,318

Sweden — 3.7%

Altra Fastigheter AB (a)	178,170	1,394,177

Atrium Ljungberg AB, Class B	269,011	888,618

Castellum AB	394,565	5,362,999

Catena AB	52,551	2,480,354

Cibus Real Estate AB publ (a)	87,624	1,452,927

Corem Property Group AB, Class B	784,172	235,254

Dios Fastigheter AB	110,873	818,346

Eastnine AB	51,898	259,961

Fabege AB	221,948	1,917,023

Fastighets AB Balder, Class B *	759,255	4,359,862

Hemnet Group AB	91,132	971,700

Hufvudstaden AB, Class A	78,044	1,065,860

Intea Fastigheter AB *	198,364	1,675,725

Logistea AB, Class B	357,222	570,271

NP3 Fastigheter AB	35,592	1,129,446

Pandox AB	116,257	2,218,556

Platzer Fastigheter Holding AB, Class B	67,954	543,882

Sagax AB, Class B (a)	241,594	4,359,197

Sagax AB, Class D	134,314	516,410

Samhallsbyggnadsbolaget i Norden AB * (a)	1,295,181	480,156

Sveafastigheter AB * (a)	63,588	237,941

Swedish Logistic Property AB, Class B *	195,731	898,816

Wallenstam AB, Class B	538,638	2,350,972

Wihlborgs Fastigheter AB	297,082	2,738,113

(Cost $40,797,304)		38,926,566

Switzerland — 3.2%

Allreal Holding AG	16,630	4,458,930

International Workplace Group PLC	802,642	2,046,997

Mobimo Holding AG	8,001	3,635,189

PSP Swiss Property AG	49,548	9,435,903

Swiss Prime Site AG	86,338	14,464,253

(Cost $23,675,666)		34,041,272

Taiwan — 0.9%

Advancetek Enterprise Co. Ltd.	300,922	246,401

Cathay Real Estate Development Co. Ltd.	721,493	521,678

Chong Hong Development Co. Ltd.	268,099	634,184

Da-Li Development Co. Ltd.	430,127	582,190

Delpha Construction Co. Ltd.	546,831	326,435

Farglory Land Development Co. Ltd.	301,584	699,914

Highwealth Construction Corp.	2,016,665	2,700,646

See Notes to Financial Statements.

DBX ETF Trust | 13

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

May 31, 2026

	Number of Shares	Value $

Huaku Development Co. Ltd.	304,150	1,160,266

JSL Construction & Development Co Ltd.	327,054	574,228

Kindom Development Co. Ltd.	446,296	425,274

Ruentex Development Co. Ltd.	2,089,105	1,553,883

Sakura Development Co. Ltd.	484,601	566,197

Taiwan Land Development Corp. * (c)	243,531	0

(Cost $10,676,201)		9,991,296

Thailand — 1.3%

Amata Corp. PCL	756,600	569,571

Amata Corp. PCL, NVDR	145,384	109,446

AP Thailand PCL, NVDR	2,560,337	574,296

Asset World Corp. PCL, NVDR	8,558,600	599,588

Central Pattana PCL, NVDR	3,572,280	7,079,799

Land & Houses PCL, NVDR	8,093,000	895,216

MBK PCL	1,070,200	611,637

Quality Houses PCL, NVDR	8,655,400	359,035

Sansiri PCL, NVDR	18,410,110	808,925

Supalai PCL, NVDR	1,240,265	590,693

WHA Corp. PCL, NVDR	10,762,896	1,620,470

(Cost $13,916,032)		13,818,676

Turkey — 0.7%

AKIS Gayrimenkul Yatirimi AS REIT	1,377,345	277,019

Avrupakent Gayrimenkul Yatirim Ortakligi AS REIT	114,120	155,669

Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	2,071,295	862,066

Is Gayrimenkul Yatirim Ortakligi AS REIT	397,952	177,420

Kiler Holding AS *	368,710	709,834

Kuyumcukent Gayrimenkul Yatirimlari AS REIT *	432,671	722,191

LYDIA HOLDING AS *	93,136	406,300

Peker Gayrimenkul Yatirim Ortakligi AS REIT *	5,026,734	1,466,668

Reysas Gayrimenkul Yatirim Ortakligi AS REIT *	611,166	419,237

Ronesans Gayrimenkul Yatirim AS	64,070	268,332

Sinpas Gayrimenkul Yatirim Ortakligi AS REIT *	2,165,601	169,410

Tera Yatirim Teknoloji Holding AS REIT *	2,115,110	1,307,087

Torunlar Gayrimenkul Yatirim Ortakligi AS REIT	145,661	285,185

Ziraat Gayrimenkul Yatirim Ortakligi AS REIT	960,044	342,875

(Cost $5,706,938)		7,569,293

United Kingdom — 6.4%

Big Yellow Group PLC REIT	212,002	2,396,168

British Land Co. PLC REIT	1,088,868	5,947,287

Derwent London PLC REIT	113,784	2,727,013

	Number of Shares	Value $

Grainger PLC REIT	719,499	1,533,332

Great Portland Estates PLC REIT	391,404	1,648,202

Hammerson PLC REIT	571,751	2,657,348

Land Securities Group PLC REIT	810,747	6,874,011

LondonMetric Property PLC REIT	2,359,806	6,034,175

Picton Property Income Ltd. REIT	560,216	554,276

Primary Health Properties PLC REIT	2,809,490	3,554,152

Rightmove PLC	837,230	4,736,505

Safestore Holdings PLC REIT	235,726	2,039,937

Savills PLC	147,001	1,648,610

Segro PLC REIT	1,336,277	13,015,735

Shaftesbury Capital PLC REIT	1,611,341	2,945,245

Tritax Big Box REIT PLC REIT	2,400,215	4,875,707

UNITE Group PLC REIT	462,004	3,216,550

Workspace Group PLC REIT	153,022	723,169

(Cost $73,520,189)		67,127,422

TOTAL COMMON STOCKS

(Cost $971,533,559)		1,028,697,059

RIGHTS — 0.0%

Chile — 0.0%

Parque Arauco SA*, expires 6/3/26

(Cost $0)	65,421	22,050

WARRANTS — 0.0%

Malaysia — 0.0%

Eco World Development Group Bhd* , expires 4/12/29

(Cost $0)	106,640	24,475

EXCHANGE-TRADED FUNDS — 0.3%

Vanguard Global ex-U.S. Real Estate ETF (a)

(Cost $3,651,104)	80,000	3,680,800

SECURITIES LENDING

COLLATERAL — 5.9%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.53% (d)(e)

(Cost $62,068,849)	62,068,849	62,068,849

CASH EQUIVALENTS — 0.4%

DWS Government Money Market Series “Institutional Shares”, 3.57% (d)

(Cost $3,715,034)	3,715,034	3,715,034

See Notes to Financial Statements.

14 | DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

May 31, 2026

	Number of Shares	Value $

TOTAL INVESTMENTS — 105.0%

(Cost $1,040,968,546)		1,098,208,267

Other assets and liabilities, net — (5.0%)		(52,540,055)

NET ASSETS — 100.0%		1,045,668,212

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2026 is as follows:

Value ($) at 5/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2026	Value ($) at 5/31/2026

SECURITIES LENDING COLLATERAL — 5.9%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.53% (d)(e)

89,001,092	—	(26,932,243) (f)	—	—	648,568	—	62,068,849	62,068,849

CASH EQUIVALENTS — 0.4%

DWS Government Money Market Series “Institutional Shares”, 3.57% (d)

834,418	71,750,402	(68,869,786)	—	—	104,579	—	3,715,034	3,715,034

89,835,510	71,750,402	(95,802,029)	—	—	753,147	—	65,783,882	65,783,883

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2026 amounted to $66,554,755, which is 6.4% of net assets.

(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $9,190,856.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2026.

CVA:	Certificaten Van Aandelen (Dutch Certificate)
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

See Notes to Financial Statements.

DBX ETF Trust | 15

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

May 31, 2026

At May 31, 2026, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)

CAC 40 Index	EUR	10	933,694	954,624	6/19/2026	20,930

E-Mini S&P Mid 400 Index	USD	6	2,153,180	2,239,200	6/18/2026	86,020

EURO STOXX 50 Index	EUR	14	941,603	990,695	6/19/2026	49,092

EURO STOXX 600 Real Estate Index	EUR	650	4,706,835	4,744,531	6/19/2026	37,696

S&P/TSX 60 Index Mini	CAD	20	1,414,146	1,468,477	6/18/2026	54,331

SPI 200 Index	AUD	10	1,553,981	1,573,907	6/18/2026	19,926

TOPIX Index	JPY	4	900,495	995,540	6/11/2026	95,045

Total unrealized appreciation						363,040

Currency Abbreviations

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$1,028,540,919	$—	$156,140	$1,028,697,059

Rights	22,050	—	—	22,050

Warrants	24,475	—	—	24,475

Exchange-Traded Funds	3,680,800	—	—	3,680,800

Short-Term Investments (a)	65,783,883	—	—	65,783,883

Derivatives (b)

Futures Contracts	363,040	—	—	363,040

TOTAL	$1,098,415,167	$—	$156,140	$1,098,571,307

(a)	See Schedule of Investments for additional detailed categorizations.

(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

16 | DBX ETF Trust

Schedule of Investments

Xtrackers Semiconductor Select Equity ETF

May 31, 2026

	Number of Shares	Value $

COMMON STOCKS — 99.7%

Electronic Components — 2.7%

Coherent Corp. *	3,112	1,124,895

Samsung Electro-Mechanics Co. Ltd.	917	1,294,266

(Cost $1,033,291)		2,419,161

Electronic Manufacturing

Services — 1.6%

Fabrinet *	605	395,767

TE Connectivity PLC	4,878	1,041,014

(Cost $1,347,880)		1,436,781

Industrial Machinery &

Supplies — 0.4%

VAT Group AG, 144A

(Cost $263,648)	450	351,776

Semiconductor Materials &

Equipment — 23.6%

Advantest Corp.	12,084	1,986,546

Applied Materials, Inc.	6,652	2,993,799

ASM International NV	764	800,969

ASML Holding NV	1,837	2,968,580

BE Semiconductor Industries NV	1,188	394,274

Disco Corp.	1,468	600,239

Entegris, Inc.	2,511	348,502

KLA Corp.	1,532	2,944,060

Lam Research Corp.	10,238	3,257,527

Lasertec Corp.	1,294	326,203

MKS, Inc.	1,036	335,933

MPI Corp.	1,400	266,364

Nova Ltd. *	519	272,695

Onto Innovation, Inc. *	838	216,405

Teradyne, Inc.	2,604	974,703

Tokyo Electron Ltd.	7,590	2,499,327

(Cost $14,525,410)		21,186,126

Semiconductors — 71.4%

Advanced Micro Devices, Inc. *	11,207	5,783,933

Analog Devices, Inc.	7,549	3,124,154

ARM Holdings PLC, ADR *	1,662	587,168

ASE Technology Holding Co. Ltd.	63,210	1,232,903

ASPEED Technology, Inc.	475	287,346

Astera Labs, Inc. *	2,205	755,984

Broadcom, Inc.	7,461	3,333,351

Credo Technology Group Holding Ltd. *	2,732	644,834

First Solar, Inc. *	1,692	519,089

Infineon Technologies AG	21,656	2,049,771

Intel Corp. *	42,862	4,915,414

Jentech Precision Industrial Co. Ltd.	1,700	192,383

Lattice Semiconductor Corp. *	2,246	330,342

Marvell Technology, Inc.	14,545	2,981,725

MediaTek, Inc.	23,950	3,295,223

	Number of Shares	Value $

Microchip Technology, Inc.	8,807	833,582

Micron Technology, Inc.	6,295	6,112,445

Monolithic Power Systems, Inc.	791	1,238,872

NVIDIA Corp.	14,416	3,043,794

NXP Semiconductors NV	4,203	1,350,634

ON Semiconductor Corp. *	6,533	788,010

QUALCOMM, Inc.	17,740	4,453,095

Renesas Electronics Corp.	27,700	783,027

SK hynix, Inc.	3,934	6,090,260

STMicroelectronics NV	10,461	719,631

STMicroelectronics NV, Class Y	424	29,387

Taiwan Semiconductor Manufacturing Co. Ltd.	43,145	3,243,571

Texas Instruments, Inc.	12,342	3,772,702

Tower Semiconductor Ltd. *	1,848	531,108

United Microelectronics Corp.	195,942	903,852

(Cost $34,588,716)		63,927,590

TOTAL COMMON STOCKS

(Cost $51,758,945)		89,321,434

EXCHANGE-TRADED FUNDS — 0.1%

Invesco PHLX Semiconductor ETF

(Cost $131,763)	1,500	151,545

CASH EQUIVALENTS — 0.1%

DWS Government Money Market Series “Institutional Shares”, 3.57% (a)

(Cost $55,935)	55,935	55,935

TOTAL INVESTMENTS — 99.9%

(Cost $51,946,643)		89,528,914

Other assets and liabilities, net — 0.1%		51,682

NET ASSETS — 100.0%		89,580,596

See Notes to Financial Statements.

DBX ETF Trust | 17

Schedule of Investments

Xtrackers Semiconductor Select Equity ETF (Continued)

May 31, 2026

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2026 is as follows:

Value ($) at 5/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2026	Value ($) at 5/31/2026

SECURITIES LENDING COLLATERAL — 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.53% (a)(b)

—	—	—	—	—	53	—	—	—

CASH EQUIVALENTS — 0.1%

DWS Government Money Market Series “Institutional Shares”, 3.57% (a)

1,387	2,562,500	(2,507,952)	—	—	1,012	—	55,935	55,935

1,387	2,562,500	(2,507,952)	—	—	1,065	—	55,935	55,935

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR:	American Depositary Receipt
144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)

Micro E-mini NASDAQ 100 Index	USD	1	58,316	60,811	6/18/2026	2,495

Currency Abbreviations

USD U.S. Dollar

See Notes to Financial Statements.

18 | DBX ETF Trust

Schedule of Investments

Xtrackers Semiconductor Select Equity ETF (Continued)

May 31, 2026

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$89,321,434	$—	$—	$89,321,434

Exchange-Traded Funds	151,545	—	—	151,545

Short-Term Investments (a)	55,935	—	—	55,935

Derivatives (b)

Futures Contracts	2,495	—	—	2,495

TOTAL	$89,531,409	$—	$—	$89,531,409

(a)	See Schedule of Investments for additional detailed categorizations.

(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

DBX ETF Trust | 19

Schedule of Investments

Xtrackers US Green Infrastructure Select Equity ETF

May 31, 2026

	Number of Shares	Value $

COMMON STOCKS — 99.8%

Consumer Discretionary — 10.6%

Lucid Group, Inc., Class A * (a)	14,065	92,126

Quantumscape Corp., Class A * (a)	19,959	179,232

Rivian Automotive, Inc., Class A * (a)	8,094	131,932

Solid Power, Inc. *	41,671	137,931

Tesla, Inc. *	357	155,577

(Cost $800,861)		696,798

Energy — 3.8%

Gevo, Inc. *	64,580	120,119

Green Plains, Inc. *	8,110	127,083

(Cost $155,207)		247,202

Industrials — 61.7%

Array Technologies, Inc. * (a)	17,108	155,341

AZZ, Inc.	907	122,908

Bloom Energy Corp., Class A *	770	219,450

Carrier Global Corp.	2,007	128,187

Casella Waste Systems, Inc., Class A *	1,422	116,846

Clean Harbors, Inc. *	408	114,660

Energy Vault Holdings, Inc. * (a)	37,378	188,759

EnerSys	651	148,408

Eos Energy Enterprises, Inc. * (a)	20,731	174,762

Fluence Energy, Inc., Class A *	9,096	171,733

FuelCell Energy, Inc. *	18,832	407,901

Graco, Inc.	1,392	105,026

IDEX Corp.	618	130,293

Ingersoll Rand, Inc.	1,417	101,514

Lennox International, Inc.	252	126,544

Microvast Holdings, Inc. * (a)	78,565	121,776

Modine Manufacturing Co. *	511	142,523

Nextpower, Inc., Class A *	1,086	169,850

Onterris, Inc. *	5,468	87,543

Parker-Hannifin Corp.	125	105,579

Plug Power, Inc. *	45,017	177,817

Republic Services, Inc.	568	113,850

Shoals Technologies Group, Inc., Class A *	17,697	220,328

Sunrun, Inc. *	9,253	154,710

Veralto Corp.	1,376	113,148

Waste Management, Inc.	529	111,862

	Number of Shares	Value $
Xylem, Inc.	953	104,392

(Cost $2,928,108)		4,035,710
Information Technology — 4.6%

First Solar, Inc. *	625	191,744

Itron, Inc. *	1,297	106,976

(Cost $227,671)		298,720

Materials — 12.8%

Ecolab, Inc.	453	115,968

Purecycle Technologies, Inc. * (a)	22,633	280,423

Reliance, Inc.	383	145,835

Ryerson Holding Corp.	5,064	144,830

Worthington Steel, Inc.	3,583	151,167

(Cost $610,204)		838,223

Utilities — 6.3%

Brookfield Renewable Corp.	2,915	116,542

Ormat Technologies, Inc.	1,084	148,757

XPLR Infrastructure LP *	12,081	150,771

(Cost $335,818)		416,070

TOTAL COMMON STOCKS

(Cost $5,057,869)		6,532,723

EXCHANGE-TRADED FUNDS — 0.1%

Global X US Infrastructure Development ETF

(Cost $6,070)	135	7,602

SECURITIES LENDING

COLLATERAL — 7.8%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.53% (b)(c)
(Cost $506,925)	506,925	506,925

CASH EQUIVALENTS — 0.0%

DWS Government Money Market Series “Institutional Shares”, 3.57% (b)
(Cost $1,475)	1,475	1,475

TOTAL INVESTMENTS — 107.7%

(Cost $5,572,339)		7,048,725

Other assets and liabilities, net — (7.7%)		(504,807)

NET ASSETS — 100.0%		6,543,918

See Notes to Financial Statements.

20 | DBX ETF Trust

Schedule of Investments

Xtrackers US Green Infrastructure Select Equity ETF (Continued)

May 31, 2026

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2026 is as follows:

Value ($) at 5/31/2025	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2026	Value ($) at 5/31/2026

SECURITIES LENDING COLLATERAL — 7.8%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.53% (b)(c)

410,100	96,825	(d)	—	—	—	15,971	—	506,925	506,925

CASH EQUIVALENTS — 0.0%

DWS Government Money Market Series “Institutional Shares”, 3.57% (b)

1,769	59,118		(59,412)	—	—	123	—	1,475	1,475

411,869	155,943		(59,412)	—	—	16,094	—	508,400	508,400

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2026 amounted to $1,011,224, which is 15.5% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $550,709.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2026.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$6,532,723	$—	$—	$6,532,723

Exchange-Traded Funds	7,602	—	—	7,602

Short-Term Investments (a)	508,400	—	—	508,400

TOTAL	$7,048,725	$—	$—	$7,048,725

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

DBX ETF Trust | 21

Schedule of Investments

Xtrackers US National Critical Technologies ETF

May 31, 2026

	Number of Shares	Value $

COMMON STOCKS — 99.4%

Communication Services — 14.1%

Airtel Africa PLC, 144A	21,794	103,584

Alphabet, Inc., Class A	17,438	6,632,369

AT&T, Inc.	41,890	1,038,872

Autotrader Group PLC, 144A	13,103	77,979

BCE, Inc.	5,711	144,190

BT Group PLC	32,357	91,069

CAR Group Ltd.	4,874	87,110

Charter Communications, Inc., Class A * (a)	571	82,253

Comcast Corp., Class A	21,359	531,198

Electronic Arts, Inc.	1,357	273,734

Meta Platforms, Inc., Class A	8,997	5,690,692

Pinterest, Inc., Class A * (a)	4,375	87,719

Quebecor, Inc., Class B	2,167	105,239

ROBLOX Corp., Class A *	3,957	186,573

Rogers Communications, Inc., Class B	2,551	98,518

Spark New Zealand Ltd.	73,683	86,463

Take-Two Interactive Software, Inc. *	1,037	232,454

Telstra Group Ltd.	67,416	252,715

TELUS Corp.	10,281	129,189

T-Mobile US, Inc.	2,906	544,962

TPG Telecom Ltd.	28,431	79,779

Trade Desk, Inc., Class A *	3,878	83,610

Verizon Communications, Inc.	25,449	1,216,717

Warner Bros Discovery, Inc. *	14,434	389,862

(Cost $16,038,179)		18,246,850

Consumer Discretionary — 5.3%

Amazon.com, Inc. *	23,378	6,327,022

Expedia Group, Inc.	692	156,247

General Motors Co.	5,431	452,076

(Cost $5,462,765)		6,935,345

Energy — 6.0%

Ampol Ltd.	3,647	88,062

Chevron Corp.	12,011	2,191,527

Exxon Mobil Corp.	25,085	3,643,847

Imperial Oil Ltd.	885	105,085

Marathon Petroleum Corp.	1,774	441,318

Phillips 66	2,423	426,157

Suncor Energy, Inc.	7,146	447,004

Valero Energy Corp.	1,814	444,104

(Cost $6,023,892)		7,787,104

Financials — 0.4%

Block, Inc. *	3,156	238,972

Fidelity National Information

Services, Inc.	3,121	134,172

Global Payments, Inc.	1,392	105,110

	Number of Shares	Value $

Wise Group PLC, Class A *	6,180	77,805

(Cost $640,988)		556,059

Health Care — 12.7%

Abbott Laboratories	10,488	897,773

AbbVie, Inc.	10,704	2,330,475

Agilent Technologies, Inc.	1,689	228,910

Alnylam Pharmaceuticals, Inc. *	810	244,604

Amgen, Inc.	3,265	1,099,619

Astellas Pharma, Inc.	10,100	144,848

Biogen, Inc. *	885	173,460

Boston Scientific Corp. *	8,980	433,824

Bristol-Myers Squibb Co.	12,334	705,258

CSL Ltd.	2,916	202,694

Danaher Corp.	3,919	715,884

Dexcom, Inc. *	2,333	172,035

GE HealthCare Technologies, Inc.	2,760	172,058

Gilead Sciences, Inc.	7,500	1,008,225

GSK PLC	23,620	599,043

Haleon PLC	51,601	234,194

ICON PLC *	878	119,469

IDEXX Laboratories, Inc. *	484	272,748

Intuitive Surgical, Inc. *	2,133	905,757

IQVIA Holdings, Inc. *	995	181,299

Labcorp Holdings, Inc.	495	128,730

Medtronic PLC	7,790	574,980

Mettler-Toledo International, Inc. *	121	142,850

Pfizer, Inc.	34,448	901,849

Pro Medicus Ltd.	887	84,408

Quest Diagnostics, Inc.	665	129,608

Regeneron Pharmaceuticals, Inc.	619	380,549

ResMed, Inc.	880	167,702

Royalty Pharma PLC, Class A	2,492	138,954

Sandoz Group AG	2,517	211,320

Teva Pharmaceutical Industries Ltd. *	6,724	236,010

Thermo Fisher Scientific, Inc.	2,247	1,106,670

UCB SA	712	209,130

Veeva Systems, Inc., Class A *	881	153,594

Vertex Pharmaceuticals, Inc. *	1,538	688,316

Waters Corp. *	596	228,608

Zoetis, Inc.	2,543	197,566

(Cost $17,376,484)		16,523,021

Industrials — 13.2%

AMETEK, Inc.	1,375	310,544

Atlas Arteria Ltd. (b)	24,972	88,579

Auckland International Airport Ltd.	18,468	91,440

Automatic Data Processing, Inc.	2,440	541,290

BAE Systems PLC	17,759	484,271

Boeing Co. *	4,767	1,101,892

See Notes to Financial Statements.

22 | DBX ETF Trust

Schedule of Investments

Xtrackers US National Critical Technologies ETF (Continued)

May 31, 2026

	Number of Shares	Value $

Broadridge Financial Solutions, Inc.	684	105,144

CAE, Inc. *	3,607	93,451

Carrier Global Corp.	4,747	303,191

Dover Corp.	812	171,624

Eaton Corp. PLC	2,346	939,808

Emerson Electric Co.	3,399	488,844

Experian PLC	5,420	187,981

Ferrovial NV (a)	2,801	191,869

Fortive Corp.	1,847	107,717

GE Vernova, Inc.	1,624	1,572,552

General Dynamics Corp.	1,629	564,970

Honeywell International, Inc.	3,834	911,955

Howmet Aerospace, Inc.	2,398	619,283

Illinois Tool Works, Inc.	1,734	428,783

Ingersoll Rand, Inc.	2,386	170,933

Johnson Controls International PLC	3,696	495,486

L3Harris Technologies, Inc.	1,131	356,469

Leidos Holdings, Inc.	806	103,007

Lockheed Martin Corp.	1,393	738,917

Mainfreight Ltd.	2,494	96,682

Melrose Industries PLC	13,279	84,253

Northrop Grumman Corp.	861	485,328

PACCAR, Inc.	3,128	345,237

Parker-Hannifin Corp.	760	641,919

Rockwell Automation, Inc.	677	305,368

Rolls-Royce Holdings PLC	49,377	890,144

RTX Corp.	8,144	1,463,151

Smiths Group PLC	2,509	83,333

SS&C Technologies Holdings, Inc.	1,373	92,705

Thomson Reuters Corp.	981	85,128

TransDigm Group, Inc.	338	425,312

Transurban Group (b)	18,775	202,359

Vertiv Holdings Co., Class A	2,317	731,500

(Cost $13,293,764)		17,102,419

Information Technology — 39.2%

Adobe, Inc. *	2,448	634,546

Advanced Micro Devices, Inc. *	9,811	5,063,457

Amdocs Ltd.	1,377	86,710

Analog Devices, Inc.	2,955	1,222,927

AppLovin Corp., Class A *	1,854	1,136,669

Arista Networks, Inc. *	7,621	1,215,321

Atlassian Corp., Class A *	1,291	138,925

Autodesk, Inc. *	1,279	295,845

Cadence Design Systems, Inc. *	1,661	622,759

Capgemini SE *	1,015	120,755

Celestica, Inc. *	696	269,301

Cellebrite DI Ltd. *	7,053	103,891

CGI, Inc.	1,229	85,898

	Number of Shares	Value $

Check Point Software

Technologies Ltd. *	673	90,889

Circle Internet Group, Inc. *	1,082	122,266

Cisco Systems, Inc.	23,814	2,867,682

Cloudflare, Inc., Class A *	1,923	465,020

Cognizant Technology Solutions

Corp., Class A	2,865	159,738

Constellation Software, Inc.	117	239,753

CoreWeave, Inc., Class A *	2,680	293,540

Corning, Inc.	4,770	864,133

Crowdstrike Holdings, Inc., Class A *	1,482	1,083,342

Datadog, Inc., Class A *	1,944	480,848

Dell Technologies, Inc., Class C	1,826	768,582

Fair Isaac Corp. *	137	171,331

Fortinet, Inc. *	4,476	617,554

Halma PLC	2,172	137,077

Hewlett Packard Enterprise Co.	8,123	349,614

HubSpot, Inc. *	398	87,811

International Business Machines Corp.	5,684	1,692,695

Intuit, Inc.	1,638	543,046

IREN Ltd. * (a)	1,922	122,124

Keysight Technologies, Inc. *	1,035	350,172

KLA Corp.	788	1,514,307

Lam Research Corp.	7,557	2,404,486

Microchip Technology, Inc.	3,237	306,382

Microsoft Corp.	14,368	6,469,048

Monday.com Ltd. * (a)	1,318	110,211

MongoDB, Inc. *	472	158,380

Motorola Solutions, Inc.	1,000	403,280

Nice Ltd., ADR * (a)	194	17,976

Nice Ltd. *	695	62,002

NVIDIA Corp.	28,173	5,948,447

Open Text Corp.	4,066	96,754

Oracle Corp.	10,350	2,336,823

Palantir Technologies, Inc., Class A *	13,249	2,073,998

Palo Alto Networks, Inc. *	4,934	1,389,858

Roper Technologies, Inc.	622	202,480

Sage Group PLC	7,231	82,109

Salesforce, Inc.	4,820	921,102

ServiceNow, Inc. *	6,204	771,591

Shopify, Inc., Class A *	7,408	884,142

Snowflake, Inc. *	2,015	514,933

Strategy, Inc. * (a)	1,976	314,362

Synopsys, Inc. *	1,105	525,560

Technology One Ltd.	4,267	91,612

Trimble, Inc. *	1,318	74,348

VeriSign, Inc.	547	156,103

WiseTech Global Ltd.	2,857	74,023

Wix.com Ltd. * (a)	1,164	65,254

Workday, Inc., Class A *	1,292	188,877

See Notes to Financial Statements.

DBX ETF Trust | 23

Schedule of Investments

Xtrackers US National Critical Technologies ETF (Continued)

May 31, 2026

	Number of Shares	Value $

Xero Ltd. *	1,523	82,371

Zoom Communications, Inc. *	1,608	163,357

Zscaler, Inc. *	639	89,287

(Cost $41,053,574)		50,997,684

Materials — 3.1%

Air Products and Chemicals, Inc.	1,342	373,908

Antofagasta PLC	2,016	111,362

BHP Group Ltd.	30,699	1,376,299

First Quantum Minerals Ltd. *	3,946	121,570

Freeport-McMoRan, Inc.	8,691	571,086

Lundin Mining Corp.	4,113	122,953

Lynas Rare Earths Ltd. *	6,805	93,958

Martin Marietta Materials, Inc.	362	210,554

Northern Star Resources Ltd.	8,268	111,897

Nucor Corp.	1,367	341,750

Orica Ltd.	5,796	95,456

South32 Ltd.	28,012	96,944

Teck Resources Ltd., Class B	2,795	185,508

Vulcan Materials Co.	794	224,638

(Cost $2,866,095)		4,037,883

Real Estate — 0.1%

CoStar Group, Inc. *

(Cost $178,332)	2,510	80,822

Utilities — 5.3%

American Electric Power Co., Inc.	3,277	415,098

Constellation Energy Corp.	2,195	631,611

Dominion Energy, Inc.	5,295	354,447

Edison International	2,317	162,051

Emera, Inc.	1,901	99,497

Energix-Renewable Energies Ltd.	12,618	130,391

Entergy Corp.	2,767	301,741

Exelon Corp.	6,184	282,238

FirstEnergy Corp.	3,499	162,319

Fortis, Inc.	3,065	169,676

Hydro One Ltd., 144A	2,003	82,443

Iberdrola SA	39,982	909,812

Mercury NZ Ltd.	22,263	92,636

Meridian Energy Ltd.	27,736	97,474

National Grid PLC	30,242	487,342

NextEra Energy, Inc.	12,584	1,094,934

Orsted AS, 144A *	3,331	85,378

PPL Corp.	4,564	161,520

Southern Co.	6,821	627,873

SSE PLC	7,119	223,684

Vistra Corp.	2,051	328,632

(Cost $5,749,721)		6,900,797

TOTAL COMMON STOCKS

(Cost $108,683,794)		129,167,984

	Number of Shares	Value $

EXCHANGE-TRADED FUNDS — 0.1%

Xtrackers Artificial Intelligence

And Big Data ETF (a)(c)

(Cost $110,659)	3,150	184,299

SECURITIES LENDING COLLATERAL — 0.0%

DWS Government & Agency

Securities Portfolio

“DWS Government Cash

Institutional Shares”, 3.53% (d)(e)

(Cost $67,500)	67,500	67,500

CASH EQUIVALENTS — 0.3%

DWS Government Money Market

Series “Institutional Shares”, 3.57% (d)

(Cost $342,223)	342,223	342,223

TOTAL INVESTMENTS — 99.8%

(Cost $109,204,176)		129,762,006

Other assets and liabilities, net — 0.2%		206,171

NET ASSETS — 100.0%		129,968,177

See Notes to Financial Statements.

24 | DBX ETF Trust

Schedule of Investments

Xtrackers US National Critical Technologies ETF (Continued)

May 31, 2026

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2026 is as follows:

Value ($) at 5/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2026	Value ($) at 5/31/2026

EXCHANGE-TRADED FUNDS — 0.1%

Xtrackers Artificial Intelligence And Big Data ETF (c)

129,944	129,779	(163,623)	20,829	67,370	950	—	3,150	184,299

SECURITIES LENDING COLLATERAL — 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.53% (d)(e)

—	67,500 (f)	—	—	—	2,482	—	67,500	67,500

CASH EQUIVALENTS — 0.3%

DWS Government Money Market Series “Institutional Shares”, 3.57% (d)

123,604	3,101,880	(2,883,261)	—	—	6,265	—	342,223	342,223

253,548	3,299,159	(3,046,884)	20,829	67,370	9,697	—	412,873	594,022

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2026 amounted to $806,436, which is 0.6% of net assets.

(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately. (c) Affiliated fund advised by DBX Advisors LLC.
(d)

Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end. (e) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $741,095.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2026.

ADR:	American Depositary Receipt
144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2026, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)

Micro E-mini NASDAQ 100 Index	USD	9	473,528	547,295	6/18/2026	73,767

Currency Abbreviations

USD   U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.

DBX ETF Trust | 25

Schedule of Investments

Xtrackers US National Critical Technologies ETF (Continued)

May 31, 2026

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$129,167,984	$—	$—	$129,167,984

Exchange-Traded Funds	184,299	—	—	184,299

Short-Term Investments (a)	409,723	—	—	409,723

Derivatives (b)

Futures Contracts	73,767	—	—	73,767

TOTAL	$129,835,773	$—	$—	$129,835,773

(a)	See Schedule of Investments for additional detailed categorizations.

(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

26 | DBX ETF Trust

Statements of Assets and Liabilities

May 31, 2026

	Xtrackers Artificial Intelligence and Big Data ETF	Xtrackers Cybersecurity Select Equity ETF	Xtrackers International Real Estate ETF	Xtrackers Semiconductor Select Equity ETF

Assets

Investment in non-affiliated securities at value	$154,966,517	$8,787,107	$1,032,424,384	$89,472,979

Investment in DWS Government Money Market Series	747,470	22,313	3,715,034	55,935

Investment in DWS Government & Agency Securities Portfolio*	41,400	6,900	62,068,849	—

Foreign currency at value	63,352	2,747	3,548,717	21,105

Deposit with broker for futures contracts	56,201	5,289	956,123	3,983

Receivables:

Investment securities sold	—	32,940	—	—

Capital shares	—	—	1,168,584	—

Variation margin on futures contracts	16,980	10,053	387,471	3,213

Dividends	66,703	4,025	4,107,739	32,416

Interest	2,192	70	9,677	186

Affiliated securities lending income	391	179	85,775	6

Foreign tax reclaim	10,132	2,746	638,764	753

Total assets	$155,971,338	$8,874,369	$1,109,111,117	$89,590,576

Liabilities

Payable upon return of securities loaned	$41,400	$6,900	$62,068,849	$—

Payables:

Investment securities purchased	—	—	1,056,355	—

Investment advisory fees	41,275	1,370	89,136	9,980

Deferred foreign tax	—	—	228,565	—

Total liabilities	82,675	8,270	63,442,905	9,980

Net Assets, at value	$155,888,663	$8,866,099	$1,045,668,212	$89,580,596

Net Assets Consist of

Paid-in capital	$102,927,443	$7,337,681	$1,094,802,212	$51,992,419

Distributable earnings (loss)	52,961,220	1,528,418	(49,134,000)	37,588,177

Net Assets, at value	$155,888,663	$8,866,099	$1,045,668,212	$89,580,596

Number of Common Shares outstanding	2,670,001	225,001	44,750,001	975,001

Net Asset Value	$58.39	$39.40	$23.37	$91.88

Investment in non-affiliated securities at cost	$100,890,524	$7,039,258	$975,184,663	$51,890,708

Value of securities loaned	$39,376	$131,472	$66,554,755	$—

Investment in DWS Government Money Market Series at cost	$747,470	$22,313	$3,715,034	$55,935

Investment in DWS Government & Agency Securities Portfolio at cost*	$41,400	$6,900	$62,068,849	$—

Non-cash collateral for securities on loan	$—	$134,122	$9,190,856	$—

Foreign currency at cost	$63,703	$2,770	$3,503,466	$21,059

*	Represents collateral on securities loaned.

See Notes to Financial Statements.

DBX ETF Trust | 27

Statements of Assets and Liabilities (Continued)

May 31, 2026

	Xtrackers US Green Infrastructure Select Equity ETF	Xtrackers US National Critical Technologies ETF

Assets

Investment in non-affiliated securities at value	$6,540,325	$129,167,984

Investment in affiliated securities at value	—	184,299

Investment in DWS Government Money Market Series	1,475	342,223

Investment in DWS Government & Agency Securities Portfolio*	506,925	67,500

Cash	—	2,631

Foreign currency at value	—	26,834

Deposit with broker for futures contracts	—	35,851

Receivables:

Investment securities sold	—	13,905

Variation margin on futures contracts	—	37,612

Dividends	2,719	187,803

Interest	5	850

Affiliated securities lending income	1,272	141

Foreign tax reclaim	—	4,635

Total assets	$7,052,721	$130,072,268

Liabilities

Payable upon return of securities loaned	$506,925	$67,500

Payables:

Investment advisory fees	1,878	36,591

Total liabilities	508,803	104,091

Net Assets, at value	$6,543,918	$129,968,177

Net Assets Consist of

Paid-in capital	$7,362,390	$112,197,750

Distributable earnings (loss)	(818,472)	17,770,427

Net Assets, at value	$6,543,918	$129,968,177

Number of Common Shares outstanding	225,001	3,270,001

Net Asset Value	$29.08	$39.75

Investment in non-affiliated securities at cost	$5,063,939	$108,683,794

Investment in affiliated securities at cost	$–	$110,659

Value of securities loaned	$1,011,224	$806,436

Investment in DWS Government Money Market Series at cost	$1,475	$342,223

Investment in DWS Government & Agency Securities Portfolio at cost*	$506,925	$67,500

Non-cash collateral for securities on loan	$550,709	$741,095

Foreign currency at cost	$—	$26,558

*	Represents collateral on securities loaned.

See Notes to Financial Statements.

28 | DBX ETF Trust

Statements of Operations

For the Year Ended May 31, 2026

	Xtrackers Artificial Intelligence and Big Data ETF	Xtrackers Cybersecurity Select Equity ETF	Xtrackers International Real Estate ETF	Xtrackers Semiconductor Select Equity ETF

Investment Income

Unaffiliated dividend income*	$837,444	$37,101	$33,749,370	$193,878

Affiliated dividend income	423	—	—	—

Income distributions from affiliated funds	13,095	453	104,579	1,012

Affiliated securities lending income	1,018	1,092	648,568	53

Total investment income	851,980	38,646	34,502,517	194,943

Expenses

Investment advisory fees	316,014	15,465	945,160	37,846

Other expenses	122	58	1,150	58

Total expenses	316,136	15,523	946,310	37,904

Less fees waived (see note 3):

Waiver	(366)	(13)	(2,955)	(29)

Net expenses	315,770	15,510	943,355	37,875

Net investment income (loss)	536,210	23,136	33,559,162	157,068

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:

Investments**	(1,314,721)	(141,418)	(25,472,326)	195,847

Investments in affiliates	7,307	—	—	—

In-kind redemptions	2,868,978	576,499	—	2,453,217

Futures contracts	37,663	17,561	968,333	(2)

Foreign currency transactions	(11,459)	24	27,172	(8,854)

Net realized gain (loss)	1,587,768	452,666	(24,476,821)	2,640,208

Net change in unrealized appreciation (depreciation) on:

Investments***	52,214,478	656,077	68,487,279	37,005,865

Investments in affiliates	(7,383)	—	—	—

Futures contracts	118,479	(1,039)	16,525	2,495

Foreign currency translations	(1,961)	(3,819)	(56,032)	(32)

Net change in unrealized appreciation (depreciation)	52,323,613	651,219	68,447,772	37,008,328

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	53,911,381	1,103,885	43,970,951	39,648,536

Net Increase (Decrease) in Net Assets Resulting from Operations	$54,447,591	$1,127,021	$77,530,113	$39,805,604

* Unaffiliated foreign tax withheld	$38,722	$4,138	$3,456,227	$16,944

** Including foreign taxes	$—	$—	$64	$—

*** Including change in deferred foreign taxes	$—	$—	$365,433	$—

See Notes to Financial Statements.

DBX ETF Trust | 29

Statements of Operations (Continued)

For the Year Ended May 31, 2026

	Xtrackers US Green Infrastructure Select Equity ETF	Xtrackers US National Critical Technologies ETF

Investment Income

Unaffiliated dividend income*	$25,915	$1,603,893

Affiliated dividend income	—	950

Income distributions from affiliated funds	123	6,265

Affiliated securities lending income	15,971	2,482

Unaffiliated securities lending income, net of borrower rebates	5,237	—

Total investment income	47,246	1,613,590

Expenses

Investment advisory fees	18,601	409,476

Other expenses	58	58

Total expenses	18,659	409,534

Less fees waived (see note 3):

Waiver	(4)	(737)

Net expenses	18,655	408,797

Net investment income (loss)	28,591	1,204,793

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:

Investments	(333,270)	(1,944,359)

Investments in affiliates	—	20,829

In-kind redemptions	1,393,118	13,002,437

Futures contracts	—	45,715

Foreign currency transactions	—	4,186

Net realized gain (loss)	1,059,848	11,128,808

Net change in unrealized appreciation (depreciation) on:

Investments	1,654,997	14,430,785

Investments in affiliates	—	67,370

Futures contracts	—	49,015

Foreign currency translations	—	(1,847)

Net change in unrealized appreciation (depreciation)	1,654,997	14,545,323

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	2,714,845	25,674,131

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,743,436	$26,878,924

* Unaffiliated foreign tax withheld	$363	$18,791

See Notes to Financial Statements.

30 | DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers Artificial Intelligence		Xtrackers Cybersecurity Select
	and Big Data ETF		Equity ETF
	Year Ended May 31, 2026	For the Period August 2, 2024(1) through May 31, 2025	Year Ended May 31, 2026	Year Ended May 31, 2025

Increase (Decrease) in Net Assets from Operations

Net investment income (loss)	$536,210	$156,138	$23,136	$16,963

Net realized gain (loss)	1,587,768	(221,475)	452,666	717,567

Net change in net unrealized appreciation (depreciation)	52,323,613	1,885,757	651,219	791,773

Net increase (decrease) in net assets resulting from operations	54,447,591	1,820,420	1,127,021	1,526,303

Distributions to Shareholders	(397,474)	(19,894)	(65,428)	(90,861)

Fund Shares Transactions

Proceeds from shares sold	69,359,507	41,030,578	1,349,481	2,443,179

Value of shares redeemed	(10,005,421)	(346,674)	(1,360,299)	(1,718,684)

Net increase (decrease) in net assets resulting from fund share transactions	59,354,086	40,683,904	(10,818)	724,495

Total net increase (decrease) in Net Assets	113,404,203	42,484,430	1,050,775	2,159,937

Net Assets

Beginning of period	42,484,460	30	7,815,324	5,655,387

End of period	$155,888,663	$42,484,460	$8,866,099	$7,815,324

Changes in Shares Outstanding

Shares outstanding, beginning of period	1,210,001	1	225,001	200,001

Shares sold	1,700,000	1,220,000	40,000	75,000

Shares redeemed	(240,000)	(10,000)	(40,000)	(50,000)

Shares outstanding, end of period	2,670,001	1,210,001	225,001	225,001

(1)	Commencement of Operations.

See Notes to Financial Statements.

DBX ETF Trust | 31

Statements of Changes in Net Assets (Continued)

	Xtrackers International Real		Xtrackers Semiconductor Select
	Estate ETF		Equity ETF
	Year Ended May 31, 2026	Year Ended May 31, 2025	Year Ended May 31, 2026	Year Ended May 31, 2025

Increase (Decrease) in Net Assets from Operations

Net investment income (loss)	$33,559,162	$26,934,438	$157,068	$74,395

Net realized gain (loss)	(24,476,821)	(22,234,989)	2,640,208	377,536

Net change in net unrealized appreciation (depreciation)	68,447,772	71,388,200	37,008,328	(1,213,075)

Net increase (decrease) in net assets resulting from operations	77,530,113	76,087,649	39,805,604	(761,144)

Distributions to Shareholders	(40,227,127)	(30,376,054)	(115,147)	(122,553)

Fund Shares Transactions

Proceeds from shares sold	183,677,412	84,681,908	46,514,562	2,133,240

Value of shares redeemed	—	(7,420,764)	(3,600,202)	(1,936,867)

Net increase (decrease) in net assets resulting from fund share transactions	183,677,412	77,261,144	42,914,360	196,373

Total net increase (decrease) in Net Assets	220,980,398	122,972,739	82,604,817	(687,324)

Net Assets

Beginning of period	824,687,814	701,715,075	6,975,779	7,663,103

End of period	$1,045,668,212	$824,687,814	$89,580,596	$6,975,779

Changes in Shares Outstanding

Shares outstanding, beginning of period	36,950,001	33,200,001	235,001	225,001

Shares sold	7,800,000	4,100,000	800,000	70,000

Shares redeemed	–	(350,000)	(60,000)	(60,000)

Shares outstanding, end of period	44,750,001	36,950,001	975,001	235,001

See Notes to Financial Statements.

32 | DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers US Green		Xtrackers US National Critical
	Infrastructure Select Equity ETF		Technologies ETF
	Year Ended May 31, 2026	Year Ended May 31, 2025	Year Ended May 31, 2026	Year Ended May 31, 2025

Increase (Decrease) in Net Assets from Operations

Net investment income (loss)	$28,591	$47,493	$1,204,793	$909,272

Net realized gain (loss)	1,059,848	(935,221)	11,128,808	(508,838)

Net change in net unrealized appreciation (depreciation)	1,654,997	224,229	14,545,323	4,407,388

Net increase (decrease) in net assets resulting from operations	2,743,436	(663,499)	26,878,924	4,807,822

Distributions to Shareholders	(17,912)	(40,957)	(1,281,304)	(722,401)

Fund Shares Transactions

Proceeds from shares sold	1,966,148	916,153	31,495,184	68,827,582

Value of shares redeemed	(1,976,765)	(906,363)	(39,249,183)	(4,764,954)

Net increase (decrease) in net assets resulting from fund share transactions	(10,617)	9,790	(7,753,999)	64,062,628

Total net increase (decrease) in Net Assets	2,714,907	(694,666)	17,843,621	68,148,049

Net Assets

Beginning of year	3,829,011	4,523,677	112,124,556	43,976,507

End of year	$6,543,918	$3,829,011	$129,968,177	$112,124,556

Changes in Shares Outstanding

Shares outstanding, beginning of year	225,001	225,001	3,500,001	1,500,001

Shares sold	75,000	50,000	860,000	2,150,000

Shares redeemed	(75,000)	(50,000)	(1,090,000)	(150,000)

Shares outstanding, end of year	225,001	225,001	3,270,001	3,500,001

See Notes to Financial Statements.

DBX ETF Trust | 33

Financial Highlights

Xtrackers Artificial Intelligence and Big Data ETF

	Year Ended 5/31/2026	Period Ended 5/31/2025(a)

Selected Per Share Data

Net Asset Value, beginning of period	$35.11	$30.00

Income (loss) from investment operations:

Net investment income (loss)(b)	0.25	0.21

Net realized and unrealized gain (loss)	23.26	4.93

Total from investment operations	23.51	5.14

Less distributions from:

Net investment income	(0.23)	(0.03)

Total from distributions	(0.23)	(0.03)

Net Asset Value, end of period	$58.39	$35.11

Total Return (%)(c)	67.27	17.13	**

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	156	42

Ratio of expenses before fee waiver (%)	0.35	0.35	*

Ratio of expenses after fee waiver (%)	0.35	0.35	*

Ratio of net investment income (loss) (%)	0.59	0.79	*

Portfolio turnover rate (%)(d)	19	11	**

(a)	For the period August 2, 2024 (commencement of operations) through May 31, 2025.

(b)	Based on average shares outstanding during the period.

(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

*	Annualized.

**	Not Annualized.

See Notes to Financial Statements.

34 | DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Cybersecurity Select Equity ETF

	Years Ended May 31,		Period Ended
	2026	2025	5/31/2024(a)

Selected Per Share Data

Net Asset Value, beginning of period	$34.73	$28.28	$25.00

Income (loss) from investment operations:

Net investment income (loss)(b)	0.10	0.08	0.19

Net realized and unrealized gain (loss)	4.86	6.82	3.29

Total from investment operations	4.96	6.90	3.48

Less distributions from:

Net investment income	(0.13)	(0.07)	(0.17)

Net realized gains	(0.16)	(0.38)	(0.03)

Total from distributions	(0.29)	(0.45)	(0.20)

Net Asset Value, end of period	$39.40	$34.73	$28.28

Total Return (%)(c)	14.41	24.47	13.87	**

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	9	8	6

Ratio of expenses before fee waiver (%)	0.20	0.20	0.20	*

Ratio of expenses after fee waiver (%)	0.20	0.20	0.20	*

Ratio of net investment income (loss) (%)	0.30	0.26	0.78	*

Portfolio turnover rate (%)(d)	37	49	41	**

(a)	For the period July 13, 2023 (commencement of operations) through May 31, 2024.

(b)	Based on average shares outstanding during the period.

(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

*	Annualized.

**	Not Annualized.

See Notes to Financial Statements.

DBX ETF Trust | 35

Financial Highlights (Continued)

Xtrackers International Real Estate ETF

	Years Ended May 31,
	2026	2025	2024	2023	2022

Selected Per Share Data

Net Asset Value, beginning of year	$22.32	$21.14	$20.14	$24.67	$29.15

Income (loss) from investment operations:

Net investment income (loss)(a)	0.83	0.77	0.80	0.80	0.92

Net realized and unrealized gain (loss)	1.26	1.30	0.97	(4.91)	(4.05)

Total from investment operations	2.09	2.07	1.77	(4.11)	(3.13)

Less distributions from:

Net investment income	(1.04)	(0.89)	(0.77)	(0.42)	(1.35)

Total from distributions	(1.04)	(0.89)	(0.77)	(0.42)	(1.35)

Net Asset Value, end of year	$23.37	$22.32	$21.14	$20.14	$24.67

Total Return (%)(b)	9.54	10.39	8.91	(16.76)	(11.26)

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of year ($ millions)	1,046	825	702	560	559

Ratio of expenses before fee waiver (%)	0.10	0.10	0.12	0.12	0.12

Ratio of expenses after fee waiver (%)	0.10	0.10	0.10	0.10	0.10

Ratio of net investment income (loss) (%)	3.57	3.64	3.86	3.70	3.38

Portfolio turnover rate (%)(c)	11	8	15	8	17

(a)	Based on average shares outstanding during the period.

(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

36 | DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Semiconductor Select Equity ETF

	Years Ended May 31,		Period Ended
	2026	2025	5/31/2024(a)

Selected Per Share Data

Net Asset Value, beginning of period	$29.68	$34.06	$25.00

Income (loss) from investment operations:

Net investment income (loss)(b)	0.34	0.32	0.24

Net realized and unrealized gain (loss)	62.18	(4.17)	8.98

Total from investment operations	62.52	(3.85)	9.22

Less distributions from:

Net investment income	(0.32)	(0.31)	(0.16)

Net realized gains	–	(0.22)	–

Total from distributions	(0.32)	(0.53)	(0.16)

Net Asset Value, end of period	$91.88	$29.68	$34.06

Total Return (%)(c)	211.95	(11.35)	36.98	**

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	90	7	8

Ratio of expenses before fee waiver (%)	0.15	0.15	0.15	*

Ratio of expenses after fee waiver (%)	0.15	0.15	0.15	*

Ratio of net investment income (loss) (%)	0.62	1.03	0.99	*

Portfolio turnover rate (%)(d)	24	19	18	**

(a)	For the period July 13, 2023 (commencement of operations) through May 31, 2024.

(b)	Based on average shares outstanding during the period.

(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

*	Annualized.

**	Not Annualized.

See Notes to Financial Statements.

DBX ETF Trust | 37

Financial Highlights (Continued)

Xtrackers US Green Infrastructure Select Equity ETF

	Years Ended May 31,			Period Ended
	2026	2025		5/31/2024(a)

Selected Per Share Data

Net Asset Value, beginning of period	$17.02	$20.11		$25.00

Income (loss) from investment operations:

Net investment income (loss)(b)	0.13	0.21		0.13

Net realized and unrealized gain (loss)	12.01	(3.12)		(4.91)

Total from investment operations	12.14	(2.91)		(4.78)

Less distributions from:

Net investment income	(0.08)	(0.18)		(0.11)

Total from distributions	(0.08)	(0.18)		(0.11)

Net Asset Value, end of period	$29.08	$17.02		$20.11

Total Return (%)	71.61 (c)	(14.51	)(c)	(19.15	)**

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	7	4		5

Ratio of expenses before fee waiver (%)	0.35	0.35		0.35	*

Ratio of expenses after fee waiver (%)	0.35	0.35		0.35	*

Ratio of net investment income (loss) (%)	0.54	1.17		0.74	*

Portfolio turnover rate (%)(d)	50	60		55	**

(a)	For the period July 13, 2023 (commencement of operations) through May 31, 2024.

(b)	Based on average shares outstanding during the period.

(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

*	Annualized.

**	Not Annualized.

See Notes to Financial Statements.

38 | DBX ETF Trust

Financial Highlights (Continued)

Xtrackers US National Critical Technologies ETF

	Years Ended May 31,		Period Ended
	2026	2025	5/31/2024(a)

Selected Per Share Data

Net Asset Value, beginning of period	$32.04	$29.32	$25.00

Income (loss) from investment operations:

Net investment income (loss)(b)	0.37	0.40	0.23

Net realized and unrealized gain (loss)	7.74	2.68	4.19

Total from investment operations	8.11	3.08	4.42

Less distributions from:

Net investment income	(0.40)	(0.35)	(0.10)

Net realized gains	–	(0.01)	–

Total from distributions	(0.40)	(0.36)	(0.10)

Net Asset Value, end of period	$39.75	$32.04	$29.32

Total Return (%)(c)	25.47	10.54	17.70	**

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	130	112	44

Ratio of expenses before fee waiver (%)	0.35	0.35	0.35	*

Ratio of expenses after fee waiver (%)	0.35	0.35	0.35	*

Ratio of net investment income (loss) (%)	1.03	1.31	1.50	*

Portfolio turnover rate (%)(d)	13	29	6	**

(a)	For the period November 16, 2023 (commencement of operations) through May 31, 2024.

(b)	Based on average shares outstanding during the period.

(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

*	Annualized.

**	Not Annualized.

See Notes to Financial Statements.

DBX ETF Trust | 39

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of May 31, 2026, the Trust consists of forty-two investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers Artificial Intelligence and Big Data ETF

Xtrackers Cybersecurity Select Equity ETF

Xtrackers International Real Estate ETF

Xtrackers Semiconductor Select Equity ETF

Xtrackers US Green Infrastructure Select Equity ETF

Xtrackers US National Critical Technologies ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Xtrackers Artificial Intelligence and Big Data ETF, Xtrackers Cybersecurity Select Equity ETF, Xtrackers Semiconductor Select Equity ETF and Xtrackers US Green Infrastructure Select Equity ETF offer shares that are listed and traded on the Nasdaq Stock Market (“NASDAQ”). Xtrackers International Real Estate ETF and Xtrackers US National Critical Technologies ETF offer shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 10,000 shares, except for Xtrackers International Real Estate ETF which lots consist of 50,000 shares and Xtrackers US Green Infrastructure Select Equity ETF which lots consist of 25,000 shares each called a “Creation Unit”, to authorized participants who have entered into agreements with the Fund’s distributor. Shares are not individually redeemable securities of the Fund, and owners of the shares may acquire those shares from the Fund, or tender such shares for redemption to the Fund, in Creation Units only.

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index

Xtrackers Artificial Intelligence and Big Data ETF	Nasdaq Global Artificial Intelligence and Big Data Index

Xtrackers Cybersecurity Select Equity ETF	Solactive Cyber Security ESG Screened Index

Xtrackers International Real Estate ETF	iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index

Xtrackers Semiconductor Select Equity ETF	Solactive Semiconductor ESG Screened Index

Xtrackers US Green Infrastructure Select Equity ETF	Solactive United States Green Infrastructure ESG Screened Index

Xtrackers US National Critical Technologies ETF	Solactive Whitney U.S. Critical Technologies Index

Nasdaq Global Artificial Intelligence and Big Data Index is comprised of a selection of companies engaged in the sub-themes of deep learning, image recognition, natural language processing (NLP), speech recognition & chatbots, big data, cloud computing and cybersecurity. The Underlying Index is rebalanced semi-annually.

The Solactive Cyber Security ESG Screened Index is comprised of companies that have business operations in the field of cybersecurity and that fulfill certain sustainability criteria. The Underlying Index is rebalanced quarterly.

The iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index is a free-float capitalization weighted index that provides exposure to publicly traded real estate securities in countries outside the United States, excluding Pakistan and Vietnam. The Underlying Index is rebalanced quarterly.

The Solactive Semiconductor ESG Screened Index is comprised of companies that have business operations in the semiconductor industry and that fulfill certain sustainability criteria. The Underlying Index is rebalanced quarterly.

The Solactive United States Green Infrastructure ESG Screened Index which is comprised of companies that have business exposure in the production, generation, or distribution of green energy or are engaged in the establishment of a sustainable infrastructure to enable the use of renewable energy and that fulfill certain sustainability criteria. The Underlying Index is rebalanced quarterly.

40 | DBX ETF Trust

Solactive Whitney U.S. Critical Technologies Index is a market-capitalization weighted index, subject to caps on the weighting of individual companies, that is designed to track companies that support critical emerging technologies across the U.S. and its allies by selecting companies from a defined investment universe that satisfy key criteria related to their association with critical technology sectors and their geopolitical risk rating. The Underlying Index is scheduled to rebalance on the second Thursday of the months of February, May, August and November.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between its respective index provider and DBX. There is no direct charge to the Funds in connection with these licensing agreements.

Xtrackers International Real Estate ETF is a diversified series of the Trust. Xtrackers Artificial Intelligence and Big Data ETF, Xtrackers Cybersecurity Select Equity ETF, Xtrackers Semiconductor Select Equity ETF, Xtrackers US Green Infrastructure Select Equity ETF and Xtrackers US National Critical Technologies ETF are non-diversified and are not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Fund.

Each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole, and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.

Security Valuation The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange and the Nasdaq, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes

DBX ETF Trust | 41

significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following each Fund’s Schedule of Investments.

Investment Transactions and Investment Income Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of the Xtrackers Cybersecurity Select Equity ETF, Xtrackers Semiconductor Select Equity ETF, Xtrackers US Green Infrastructure Select Equity ETF and Xtrackers US National Critical Technologies ETF to pay out dividends from its net investment income, if any, to investors quarterly. It is the policy of the Xtrackers Artificial Intelligence and Big Data ETF and Xtrackers International Real Estate ETF to pay out dividends from its net investment income, if any, to investors semi-annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

42 | DBX ETF Trust

The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended May 31, 2026 (or since the Fund’s inception if the Fund commenced operations less than four years prior to May 31, 2026), remains subject to examination by taxing authorities. Specific to foreign countries in which the applicable Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which each Fund invests.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended May 31, 2026, the Funds did not incur any interest or penalties.

As of May 31, 2026, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income*	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Xtrackers Artificial Intelligence and Big Data ETF	$263,555	$(615,569)	$53,313,234	$52,961,220

Xtrackers Cybersecurity Select Equity ETF	—	(2,361)	1,530,779	1,528,418

Xtrackers International Real Estate ETF	16,740,969	(48,592,754)	(17,282,215)	(49,134,000)

Xtrackers Semiconductor Select Equity ETF	185,469	—	37,402,708	37,588,177

Xtrackers US Green Infrastructure Select Equity ETF	22,540	(2,107,602)	1,266,590	(818,472)

Xtrackers US National Critical Technologies ETF	286,157	(1,147,719)	18,631,989	17,770,427

The tax character of dividends and distributions declared for the years ended May 31, 2026 and May 31, 2025 were as follows:

Year Ended May 31, 2026
Ordinary Income*
Xtrackers Artificial Intelligence and Big Data ETF	$397,474

Xtrackers Cybersecurity Select Equity ETF	65,428

Xtrackers International Real Estate ETF	40,227,127

Xtrackers Semiconductor Select Equity ETF	115,147

Xtrackers US Green Infrastructure Select Equity ETF	17,912

Xtrackers US National Critical Technologies ETF	1,281,304

	Year Ended May 31, 2025
	Ordinary Income*	Long Term Capital Gains
Xtrackers Artificial Intelligence and Big Data ETF	$19,894	$—

Xtrackers Cybersecurity Select Equity ETF	21,022	69,839

Xtrackers International Real Estate ETF	30,376,054	—

Xtrackers Semiconductor Select Equity ETF	113,806	8,747

Xtrackers US Green Infrastructure Select Equity ETF	40,957	—

Xtrackers US National Critical Technologies ETF	722,401	—

* For tax purposes short-term capital gain distributions are considered ordinary income distributions.

At May 31, 2026, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers Artificial Intelligence and Big Data ETF	$323,720	$291,849	$615,569

Xtrackers International Real Estate ETF	6,462,318	42,130,436	48,592,754

Xtrackers US Green Infrastructure Select Equity ETF	1,086,901	1,020,701	2,107,602

Xtrackers US National Critical Technologies ETF	704,427	443,292	1,147,719

DBX ETF Trust | 43

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal year ended May 31, 2026, the following Fund incurred and will elect to defer post-October capital losses.

Post-October Losses on Capital
Xtrackers Cybersecurity Select Equity ETF	$2,361

For the fiscal year ended May 31, 2026, the effect of permanent “book/tax” reclassifications to the components of net assets are included below. These differences are primarily due to redemptions-in-kind and equalization.

	Distributable earnings (loss)	Paid-In Capital

Xtrackers Artificial Intelligence and Big Data ETF	$(2,865,026)	$2,865,026

Xtrackers Cybersecurity Select Equity ETF	(552,128)	552,128

Xtrackers International Real Estate ETF	3,201	(3,201)

Xtrackers Semiconductor Select Equity ETF	(2,565,313)	2,565,313

Xtrackers US Green Infrastructure Select Equity ETF	(1,358,233)	1,358,233

Xtrackers US National Critical Technologies ETF	(12,440,088)	12,440,088

As of May 31, 2026, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers Artificial Intelligence and Big Data ETF	$102,441,930	$53,313,457	$62,221,251	$(8,907,794)
Xtrackers Cybersecurity Select Equity ETF	7,285,593	1,530,727	2,296,217	(765,490)
Xtrackers International Real Estate ETF	1,115,481,164	(17,136,995)	170,842,615	(187,979,610)
Xtrackers Semiconductor Select Equity ETF	52,126,269	37,402,645	37,786,796	(384,151)
Xtrackers US Green Infrastructure Select Equity ETF	5,782,135	1,266,590	1,893,114	(626,524)
Xtrackers US National Critical Technologies ETF	111,130,530	18,631,476	28,746,756	(10,115,280)

Foreign Taxes The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of May 31, 2026, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

In this reporting period, the Funds adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). The adoption impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.

A disaggregation of income taxes paid by jurisdiction is presented when such amounts are significant; however, income taxes paid by the Funds for the year ended May 31, 2026 were not considered significant.

Foreign Currency Translations The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

44 | DBX ETF Trust

Securities Lending National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, for Xtrackers Cybersecurity Select Equity ETF, Xtrackers International Real Estate ETF, Xtrackers Semiconductor Select Equity ETF, Xtrackers US Green Infrastructure Select Equity ETF and Xtrackers US National Critical Technologies ETF, lends securities of the Funds to certain financial institutions under the terms of its securities lending agreement. Deutsche Bank AG serves as securities lending agent for Xtrackers Artificial Intelligence and Big Data ETF and lends securities to certain financial institutions under the terms of its securities lending agreements. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended May 31, 2026, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of May 31, 2026) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of May 31, 2026, the Funds listed below had securities on loan. The value of the related collateral for Xtrackers Artificial Intelligence and Big Data ETF, Xtrackers Cybersecurity Select Equity ETF, Xtrackers International Real Estate ETF, Xtrackers US Green Infrastructure Select Equity ETF and Xtrackers US National Critical Technologies ETF exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of May 31, 2026
Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Xtrackers Artificial Intelligence and Big Data ETF

Common Stocks	$41,400	$—	$—	$—	$41.400

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$41,400

Xtrackers Cybersecurity Select Equity ETF

Exchange-Traded Funds	$6,900	$—	$—	$—	$6,900

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$6,900

Common Stocks	$134,122	$—	$—	$—	$134,122

Gross amount of unrecognized liabilities related to non-cash collateral for securities lending transactions					$134,122

Xtrackers International Real Estate ETF

Common Stocks	$62,068,849	$—	$—	$—	$62,068,849

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$62,068,849

Common Stocks	$8,142,683	$—	$—	$—	$8,142,683

Exchange-Traded Funds	$1,048,173	$—	$—	$—	$1,048,173

Gross amount of unrecognized liabilities related to non-cash collateral for securities lending transactions					$9,190,856

Xtrackers US Green Infrastructure Select Equity ETF

Common Stocks	$506,925	$—	$—	$—	$506,925

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$506,925

Common Stocks	$550,709	$—	$—	$—	$550,709

Gross amount of unrecognized liabilities related to non-cash collateral for securities lending transactions					$550,709

Xtrackers US National Critical Technologies ETF

Common Stocks	$9,250	$—	$—	$—	$9,250

Exchange-Traded Funds	$58,250	$—	$—	$—	$58,250

Total Borrowing					$67,500

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$67,500

Common Stocks	$741,095	$—	$—	$—	$741,095

Gross amount of unrecognized liabilities related to non-cash collateral for securities lending transactions					$741,095

As of May 31, 2026, Xtrackers Semiconductor Select Equity ETF had no securities on loan.

DBX ETF Trust | 45

Derivatives

Futures Contracts Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the year ended May 31, 2026, the Xtrackers Artificial Intelligence and Big Data ETF, Xtrackers Cybersecurity Select, Xtrackers International Real Estate ETF, Xtrackers Semiconductor Select Equity ETF and Xtrackers US National Critical Technologies ETF utilized futures in order to simulate investment in the Funds’ Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of May 31, 2026 is included in a table following the Funds’ Schedule of Investments.

The following table summarizes the value of the Funds’ derivative instruments held as of May 31, 2026 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers Artificial Intelligence and Big Data ETF

Equity contracts	Unrealized appreciation on futures contracts*	$133,600	Unrealized depreciation on futures contracts*	$—

	Total	$133,600	Total	$—

Xtrackers Cybersecurity Select Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$5,138	Unrealized depreciation on futures contracts*	$—

	Total	$5,138	Total	$—

Xtrackers International Real Estate ETF

Equity contracts	Unrealized appreciation on futures contracts*	$363,040	Unrealized depreciation on futures contracts*	$—

	Total	$363,040	Total	$—

Xtrackers Semiconductor Select Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$2,495	Unrealized depreciation on futures contracts*	$—

	Total	$2,495	Total	$—

Xtrackers US National Critical Technologies ETF

Equity contracts	Unrealized appreciation on futures contracts*	$73,767	Unrealized depreciation on futures contracts*	$—

	Total	$73,767	Total	$—

*

Futures contracts are reported in the table above using cumulative appreciation or cumulative depreciation of futures contracts, as reported in the futures contracts table following each Fund’s Schedule of Investments; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) variation margin on futures contracts.

46 | DBX ETF Trust

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the year ended May 31, 2026 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:	Futures Contracts — Equity Contracts

Xtrackers Artificial Intelligence and Big Data ETF	$37,663

Xtrackers Cybersecurity Select Equity ETF	17,561
Xtrackers International Real Estate ETF	968,333
Xtrackers Semiconductor Select Equity ETF	(2)

Xtrackers US National Critical Technologies ETF	45,715

Net Change in Unrealized Appreciation (Depreciation) on:	Futures Contracts — Equity Contracts
Xtrackers Artificial Intelligence and Big Data ETF	$118,479

Xtrackers Cybersecurity Select Equity ETF	(1,039)

Xtrackers International Real Estate ETF	16,525

Xtrackers Semiconductor Select Equity ETF	2,495

Xtrackers US National Critical Technologies ETF	49,015

For the year ended May 31, 2026 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers Artificial Intelligence and Big Data ETF	$426,563

Xtrackers Cybersecurity Select Equity ETF	62,619

Xtrackers International Real Estate ETF	7,858,302

Xtrackers Semiconductor Select Equity ETF	60,811

Xtrackers US National Critical Technologies ETF	288,278

Cash Cash consists of cash held at banks and is on deposit with major financial institutions.

Affiliated Cash Management Vehicles The Funds may invest uninvested cash balances in DWS Government Money Market Series, an affiliated money market fund managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. DWS Government Money Market Series is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Funds indirectly bear their proportionate share of the expenses of their investment in DWS Government Money Market Series. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in DWS Government Money Market Series.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers Artificial Intelligence and Big Data ETF	0.35%

Xtrackers Cybersecurity Select Equity ETF	0.20%

Xtrackers International Real Estate ETF	0.10%

Xtrackers Semiconductor Select Equity ETF	0.15%

Xtrackers US Green Infrastructure Select Equity ETF	0.35%

Xtrackers US National Critical Technologies ETF	0.35%

DBX ETF Trust | 47

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated Funds. For the year ended May 31, 2026, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers Artificial Intelligence and Big Data ETF	$366

Xtrackers Cybersecurity Select Equity ETF	13

Xtrackers International Real Estate ETF	2,955

Xtrackers Semiconductor Select Equity ETF	29

Xtrackers US Green Infrastructure Select Equity ETF	4

Xtrackers US National Critical Technologies ETF	737

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

Affiliated Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the fund listed below. For the year ended May 31, 2026, the Funds incurred securities lending agent fees to Deutsche Bank AG as follows:

Securities Lending Agent Fees
Xtrackers Artificial Intelligence and Big Data ETF	$77

4. Investment Portfolio Transactions

For the year ended May 31, 2026, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers Artificial Intelligence and Big Data ETF	$30,104,417	$17,693,153

Xtrackers Cybersecurity Select Equity ETF	2,952,878	2,825,174

Xtrackers International Real Estate ETF	125,451,657	103,001,856

Xtrackers Semiconductor Select Equity ETF	13,850,003	6,548,273

Xtrackers US Green Infrastructure Select Equity ETF	2,653,823	2,696,481

Xtrackers US National Critical Technologies ETF	15,310,152	15,049,412

For the year ended May 31, 2026, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales

Xtrackers Artificial Intelligence and Big Data ETF	$56,427,387	$9,897,516

Xtrackers Cybersecurity Select Equity ETF	1,257,401	1,368,825

Xtrackers International Real Estate ETF	152,359,026	—

Xtrackers Semiconductor Select Equity ETF	39,167,287	3,617,783

Xtrackers US Green Infrastructure Select Equity ETF	1,966,103	1,924,347

Xtrackers US National Critical Technologies ETF	31,025,938	39,250,983

48 | DBX ETF Trust

5. Fund Share Transactions

As of May 31, 2026, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. As of May 31, 2026, transaction fees for the creation or redemption of a Creation Unit of Xtrackers US National Critical Technologies ETF are paid by the Fund’s Advisor.

6. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At May 31, 2026, there was one affiliated shareholder account for each of the funds listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held
Xtrackers Cybersecurity Select Equity ETF	64%

Xtrackers US Green Infrastructure Select Equity ETF	89%

7. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers International Real Estate ETF, and certain other funds managed by the Advisor to borrow up to $105 million. The Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate plus .10%. Each Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the 1940 Act or 25 percent of adjusted total net assets. The Fund had no outstanding loans at May 31, 2026.

DBX ETF Trust | 49

Report of Independent Registered Public Accounting Firm

To the Shareholders of

Xtrackers Artificial Intelligence and Big Data ETF, Xtrackers Cybersecurity Select Equity ETF, Xtrackers International Real Estate ETF, Xtrackers Semiconductor Select Equity ETF, Xtrackers US Green Infrastructure Select Equity ETF and Xtrackers US National Critical Technologies ETF and the Board of Trustees of DBX ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Xtrackers Artificial Intelligence and Big Data ETF, Xtrackers Cybersecurity Select Equity ETF, Xtrackers International Real Estate ETF, Xtrackers Semiconductor Select Equity ETF, Xtrackers US Green Infrastructure Select Equity ETF and Xtrackers US National Critical Technologies ETF (collectively referred to as the “Funds”), (six of the funds constituting DBX ETF Trust (the “Trust”)), including the schedules of investments, as of May 31, 2026, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (six of the funds constituting DBX ETF Trust) at May 31, 2026, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the DBX ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Xtrackers International Real Estate ETF	For the year ended May 31, 2026	For each of the two years in the period ended May 31, 2026	For each of the five years in the period ended May 31, 2026
Xtrackers Cybersecurity Select Equity ETF Xtrackers Semiconductor Select Equity ETF Xtrackers US Green Infrastructure Select Equity ETF	For the year ended May 31, 2026	For each of the two years in the period ended May 31, 2026	For each of the two years in the period ended May 31, 2026 and for the period July 13, 2023 (commencement of operations) through May 31, 2024
Xtrackers US National Critical Technologies ETF	For the year ended May 31, 2026	For each of the two years in the period ended May 31, 2026	For each of the two years in the period ended May 31, 2026 and for the period November 16, 2023 (commencement of operations) through May 31, 2024
Xtrackers Artificial Intelligence and Big Data ETF	For the year ended May 31, 2026	For the year ended May 31, 2026 and for the period August 2, 2024 (commencement of operations) through May 31, 2025

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s

50 | DBX ETF Trust

Report of Independent Registered Public Accounting Firm (Continued)

internal control over financial reporting. As part of our audits we are required to obtain an understanding of the internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

July 27, 2026

DBX ETF Trust | 51

Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

Xtrackers Artificial Intelligence and Big Data ETF, Xtrackers Cybersecurity Select Equity ETF, Xtrackers International Real Estate ETF, Xtrackers Semiconductor Select Equity ETF, Xtrackers US Green Infrastructure Select Equity ETF and Xtrackers US National Critical Technologies ETF

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT WITH DBX ADVISORS LLC

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on May 12-13, 2026 (the “Meeting”), the Trustees, all of whom are Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers Artificial Intelligence and Big Data ETF, Xtrackers Cybersecurity Select Equity ETF, Xtrackers International Real Estate ETF, Xtrackers Semiconductor Select Equity ETF, Xtrackers US Green Infrastructure Select Equity ETF and Xtrackers US National Critical Technologies ETF (each a “Fund,” and collectively, the “Funds”) for another annual period ending on May 31, 2027. The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) for purposes of reviewing the Investment Advisory Agreement’s terms, including statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”) regarding (a) fee and expense information for each Fund (including the fee and expense components and any amounts waived or reimbursed) as compared to a peer group of other exchange-traded funds (“ETFs”) selected pursuant to Broadridge’s proprietary methodology (each, a “Peer Group”) and (b) for Funds with three years of performance history as of December 31, 2025, each Fund’s tracking error as compared to its underlying index over the previous five years (or since inception, if shorter). The Independent Trustees met with representatives of the Advisor on May 12, 2026 to review financial reports and other information provided by the Advisor and inquire further with regard to the financial information provided, and asked questions of the Advisor during this meeting. The Independent Trustees also took into consideration the discussions they had with management before and during the Meeting and among themselves during their Executive Sessions held during the Meeting.

The Independent Trustees also noted that they had received and took into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance, tracking error and related financial information, presentations given by DBX, as well as periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds.

In reaching its decision to approve the continuation of the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fees; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Vedder Price P.C. (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services. The Board reviewed in detail the nature, extent and quality of services provided and the risks incurred by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

52 | DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds.

The Board considered the information regarding each Fund’s tracking error compared to its underlying index that had been provided by the Advisor and by Broadridge, as applicable. The Board took note of the detailed information provided by the Advisor throughout the year with respect to each Fund’s tracking error and the sources thereof. The Trustees noted that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Funds’ compliance program.

Advisor’s Financial Resources. In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee. The Board compared each Fund’s advisory fee and total expenses to those of the other ETFs in its Peer Group. The Board noted that due to the special characteristics of certain Funds, there were limitations faced by Broadridge in providing comparable funds in the Peer Groups and the information in the Broadridge reports accordingly may or may not provide meaningful direct comparisons to the Funds. The Board noted that the advisory fees and total expenses (after waivers/reimbursements, as applicable) for the Funds were below to the average and/or median of the ETFs in each Fund’s respective Peer Group. The Board accordingly noted that each Fund’s fee is competitive with the fees of applicable peer ETFs.

The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Advisor pays all of the Funds’ operating expenses (subject to certain specified exceptions). The Board considered that each Fund’s fee had been priced to scale when it was established. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Advisor and that the Advisor also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services and Profitability. The Board considered the expenses of the Advisor in developing and rendering services provided to the Funds and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Funds, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that the Funds were not profitable at this time. The Board considered whether the Advisor would benefit in other ways from its relationship with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

DBX ETF Trust | 53

Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

Economies of Scale. The Board considered that Xtrackers International Real Estate ETF and Xtrackers US National Critical Technologies ETF had attracted a substantial amount of assets, but determined that those Funds were not experiencing economies of scale beyond what was reflected in each Fund’s unitary fee, which the Board noted was competitive. The Board considered that the other Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets. The Board also acknowledged that the concept of economies of scale is a complex subject as to determining with a fair degree of certainty whether economies of scale exist, to what extent they exist, whether scale can result in additional expenses, and alternative ways advisors can share benefits of economies of scale.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

54 | DBX ETF Trust

Tax Information (Unaudited)

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its period ended May 31, 2026.

	Qualified Dividend Income*	Dividends Received Reduction*

Xtrackers Artificial Intelligence and Big Data ETF	100%	100%

Xtrackers Cybersecurity Select Equity ETF	52%	9%

Xtrackers International Real Estate ETF	47%	—%

Xtrackers Semiconductor Select Equity ETF	92%	52%

Xtrackers US Green Infrastructure Select Equity ETF	64%	59%

Xtrackers US National Critical Technologies ETF	100%	99%

*	The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Each Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Paid

Xtrackers International Real Estate ETF	$37,177,783	$2,189,329

DBX ETF Trust | 55

       Xtrackers Municipal Infrastructure Revenue Bond ETF (RVNU)

       Xtrackers MSCI EAFE High Dividend Yield Equity ETF (HDEF)

       Xtrackers US 0-1 Year Treasury ETF (TRSY)

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DBX ETF Trust  |  1

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF

May 31, 2026

	Principal Amount $	Value $

MUNICIPAL BONDS – 98.0%

Arizona – 2.6%
City of Phoenix Civic Improvement Corp., Intergovernmental, Series A, 5.00%, 7/1/45	705,000	741,757
Salt River Project Agricultural Improvement & Power District, Electric, Power & Light Revenue, Series B, 5.25%, 1/1/53	2,650,000	2,793,512

(Cost $3,628,197)		3,535,269

California – 17.5%
Bay Area Toll Authority, Highway Revenue Tolls,
Sub-Series S-8, 3.00%, 4/1/54	535,000	390,540
Series F-1, 5.00%, 4/1/54	500,000	522,387
Series F-2, 2.60%, 4/1/56	160,000	106,641
California Enterprise Development Authority
Series A, 5.25%, 11/1/49	500,000	536,487
Series A, 5.25%, 11/1/54	100,000	106,229
Series A, 5.50%, 11/1/59	550,000	593,972
City of Los Angeles Department of Airports, Private Airport & Marina Revenue,
Series B, 5.00%, 5/15/45	260,000	273,979
Series A, AMT, 5.00%, 5/15/46	600,000	615,849
Series B, 5.00%, 5/15/48	250,000	259,774
Series A, AMT, 5.00%, 5/15/51	135,000	137,072
City of Riverside CA Electric Revenue, Electric, Power & Light Revenue, Series A, 5.00%, 10/1/49	150,000	158,780
City of San Francisco CA Public Utilities Commission Water Revenue, Water Revenue,
Series D, 3.00%, 11/1/50	340,000	259,773
Series C, 4.00%, 11/1/50	600,000	577,940
Series A, 5.00%, 11/1/50	500,000	516,910
Series D, 5.00%, 11/1/55	200,000	211,053
East Bay Municipal Utility District Water System Revenue, Water Revenue,
Series A, 5.00%, 6/1/50	500,000	535,798
Series A, 5.00%, 6/1/55	300,000	319,215
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Sales Tax Revenue,
Series B, 5.00%, 6/1/37	500,000	572,464
Series B, 5.00%, 6/1/39	250,000	283,080

	Principal Amount $	Value $
Los Angeles Department of Water & Power Water System Revenue, Water Revenue,
Series A, 5.00%, 7/1/50	210,000	213,453
Series A, 5.25%, 7/1/53	800,000	831,732
Los Angeles Department of Water & Power, Electric, Power & Light Revenue,
Series E, 5.00%, 7/1/38	500,000	544,309
Series C, 5.00%, 7/1/44	115,000	121,951
Series D, 5.00%, 7/1/47	500,000	520,199
Series B, 5.00%, 7/1/48	500,000	511,076
Series A, 5.00%, 7/1/51	1,000,000	1,018,858
Series C, 5.00%, 7/1/51	250,000	257,738
Metropolitan Water District of Southern California, Water Revenue, Series A, 5.00%, 4/1/48	265,000	280,912
Municipal Improvement Corp. of Los Angeles
Series A, 5.25%, 5/1/50	450,000	477,269
Series A, 5.00%, 5/1/55	600,000	617,402
Riverside County Transportation Commission, Highway Revenue Tolls,
Series B-1, 4.00%, 6/1/46	10,000	9,837
Series B-1, 3.00%, 6/1/49	650,000	493,325
San Diego County Regional Airport Authority, Private Airport & Marina Revenue,
Series B, AMT, 4.00%, 7/1/51	700,000	623,583
Series A, 5.00%, 7/1/51	500,000	517,911
Series B, AMT, 5.00%, 7/1/51	1,100,000	1,111,796
Series A, 4.00%, 7/1/56	865,000	797,455
Series A, 5.00%, 7/1/56	1,300,000	1,339,634
San Francisco City & County Airport Comm-San Francisco International Airport, Private Airport & Marina Revenue,
Series A, AMT, 4.00%, 5/1/49	990,000	902,350
Series A, AMT, 5.00%, 5/1/49	400,000	403,211
Series B, 5.00%, 5/1/52	500,000	518,256
Series A, 5.25%, 5/1/55	800,000	832,293
Series A, 5.50%, 5/1/55	600,000	636,843
San Francisco City & County Public Utilities Commission Wastewater Revenue, Sewer Revenue,
Series C, 5.00%, 10/1/49	200,000	212,431
Series C, 5.00%, 10/1/54	700,000	736,104
San Francisco Municipal Transportation Agency, Transit Revenue,
Series C, 4.00%, 3/1/51	40,000	37,025
Series C, 5.00%, 3/1/51	500,000	513,151

See Notes to Financial Statements.

2  |   DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

May 31, 2026

	Principal Amount $	Value $
Southern California Public Power Authority, Electric, Power & Light Revenue, Series 1, 5.00%, 7/1/50	700,000	725,618
Southern California Public Power Authority, Intergovernmental, 5.00%, 7/1/53	1,400,000	1,433,871

(Cost $25,532,528)		24,217,536

Colorado – 2.9%
City & County of Denver Co. Airport System Revenue, Private Airport & Marina Revenue,
Series A, 5.00%, 11/15/36	265,000	286,590
Sub-Series A, AMT, 5.00%, 12/1/36	300,000	335,650
Series A, 5.50%, 11/15/42	150,000	163,869
Series A, 5.00%, 11/15/47	100,000	102,434
Series D, 5.00%, 11/15/53	600,000	607,008
Series A, 5.50%, 11/15/53	300,000	312,933
City & County of Denver Co. Dedicated Excise Tax Revenue, Hotel Occupancy Tax, Series A, 4.00%, 8/1/51	700,000	644,677
City of Colorado Springs CO Utilities System Revenue, Multiple Utility Revenue, Series B, 4.00%, 11/15/51	100,000	92,382
City of Colorado Springs Co. Utilities System Revenue, Multiple Utility Revenue, Series A, 5.25%, 11/15/55	1,400,000	1,499,012

(Cost $4,254,378)		4,044,555

District of Columbia – 0.9%
Metropolitan Washington Airports Authority Aviation Revenue, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 10/1/46	600,000	614,036
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Highway Revenue Tolls, Series B, 4.00%, 10/1/53	700,000	599,320

(Cost $1,410,308)		1,213,356

Florida – 8.7%
Broward County FL Water & Sewer Utility Revenue, Water Revenue, Series A, 4.00%, 10/1/47	240,000	232,605
City of Fort Lauderdale Fl Water & Sewer Revenue, Water Revenue, Series B, 5.50%, 9/1/48	400,000	437,084

	Principal Amount $	Value $
City of Miami Fl, Miscellaneous Taxes,
Series A, 5.00%, 3/1/48	200,000	208,323
Series A, 5.25%, 3/1/53	200,000	210,730
City of Tampa FL Water & Wastewater System Revenue, Water Revenue,
Series A, 5.00%, 10/1/54	1,000,000	1,028,073
Series A, 5.25%, 10/1/57	300,000	315,388
County of Lee Fl Airport Revenue, Private Airport & Marina Revenue, 5.25%, 10/1/54	400,000	409,526
County of Manatee FL Public Utilities Revenue, Water Revenue 4.00%, 10/1/48	550,000	513,204
County of Miami-Dade Fl Aviation Revenue, Private Airport & Marina Revenue, Series B, 5.25%, 10/1/55	1,500,000	1,558,314
County of Miami-Dade FL Aviation Revenue, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 10/1/49	380,000	381,469
County of Miami-Dade FL Transit System, Sales Tax Revenue,
Series A, 4.00%, 7/1/49	500,000	457,476
Series A, 4.00%, 7/1/50	90,000	81,633
County of Miami-Dade Fl Water & Sewer System Revenue, Water Revenue, Series A, 5.00%, 10/1/55	500,000	516,147
County of Miami-Dade FL Water & Sewer System Revenue, Water Revenue,
4.00%, 10/1/46	255,000	239,798
4.00%, 10/1/48	450,000	414,026
Series B, 4.00%, 10/1/49	500,000	454,573
4.00%, 10/1/51	275,000	250,800
4.00%, 10/1/51	100,000	88,883
County of Miami-Dade Seaport Department, Private Airport & Marina Revenue, Series A, 5.25%, 10/1/52	1,200,000	1,221,568
Greater Orlando Aviation Authority, Private Airport & Marina Revenue, Series A, AMT, 4.00%, 10/1/52	300,000	263,349
Hillsborough County Aviation
Authority, Private Airport & Marina Revenue, Series A, AMT, 4.00%, 10/1/52	200,000	176,927
JEA Water & Sewer System Revenue, Water Revenue, Series A, 5.25%, 10/1/49	1,250,000	1,327,563

See Notes to Financial Statements.

DBX ETF Trust  |   3

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

May 31, 2026

	Principal Amount $	Value $
Series A, 5.50%, 10/1/54	125,000	133,516
Orlando Utilities Commission, Water Revenue, Series A, 5.00%, 10/1/48	200,000	209,268
State of Florida Department of Transportation Turnpike System Revenue, Highway Revenue Tolls, Series B, 4.00%, 7/1/51	500,000	460,413
Tampa Bay Water, Water Revenue, 5.00%, 10/1/52	400,000	414,720

(Cost $12,678,122)		12,005,376

Georgia – 2.5%
City of Atlanta GA Department of Aviation, Private Airport & Marina Revenue,
Series B, AMT, 4.00%, 7/1/49	200,000	180,380
Series A-1, 5.00%, 7/1/49	540,000	564,407
Series B-1, 5.25%, 7/1/50	1,000,000	1,041,845
Georgia Ports Authority, Private Airport & Marina Revenue,
4.00%, 7/1/51	765,000	724,442
5.25%, 7/1/52	200,000	209,807
Municipal Electric Authority of Georgia, Nuclear Revenue, Series A, 5.50%, 7/1/63	750,000	768,848

(Cost $3,534,986)		3,489,729

Hawaii – 1.1%
State of Hawaii Airports System Revenue, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 7/1/51	500,000	507,597
Series A, 5.25%, 7/1/51	500,000	520,906
Series A, 5.50%, 7/1/54	500,000	532,415

(Cost $1,583,572)		1,560,918

Illinois – 4.7%
Chicago O’Hare International Airport, Private Airport & Marina Revenue,
Series A, 5.25%, 1/1/48	1,000,000	1,029,605
Series B, 5.25%, 1/1/53	110,000	114,622
Series A, AMT, 5.00%, 1/1/55	1,000,000	1,001,875
Series B, 4.50%, 1/1/56	350,000	336,448
Series B, 5.25%, 1/1/56	200,000	205,270
Series A, 5.50%, 1/1/59	1,150,000	1,190,663
Series B, 5.50%, 1/1/59	1,000,000	1,054,759
Chicago Transit Authority Sales Tax Receipts Fund, Sales Tax Revenue,
Series A, 5.00%, 12/1/52	160,000	162,570
Series A, 5.00%, 12/1/57	600,000	606,184

	Principal Amount $	Value $
City of Chicago IL Wastewater Transmission Revenue, Sewer Revenue,
Series A, 5.25%, 1/1/48	85,000	88,674
Series A, 5.25%, 1/1/53	500,000	519,080
City of Chicago IL Waterworks Revenue, Water Revenue, Series A, 5.50%, 11/1/62	200,000	208,931

(Cost $6,638,511)		6,518,681

Kentucky – 0.7%
Kenton County Airport Board, Private Airport & Marina Revenue, Series A, 5.25%, 1/1/49

(Cost $1,063,526)	1,000,000	1,030,795

Louisiana – 0.6%
Louisiana Stadium & Exposition District, Hotel Occupancy Tax,
Series A, 5.00%, 7/1/48	450,000	463,143
Series A, 5.25%, 7/1/53	420,000	433,559

(Cost $923,539)		896,702

Maryland – 0.6%
Maryland State Transportation Authority, Highway Revenue Tolls,
4.00%, 7/1/50	650,000	609,484
Series A, 5.00%, 7/1/51	255,000	262,957

(Cost $975,129)		872,441

Massachusetts – 2.0%
Massachusetts Bay Transportation Authority Sales Tax Revenue, Sales Tax Revenue,
Series A-1, 4.00%, 7/1/51	605,000	560,712
Series B, 5.00%, 7/1/55	100,000	103,764
Series B, 5.25%, 7/1/55	1,000,000	1,063,793
Massachusetts Port Authority, Private Airport & Marina Revenue,
Series E, AMT, 5.00%, 7/1/46	500,000	512,817
Series E, AMT, 5.00%, 7/1/51	505,000	510,416

(Cost $2,888,456)		2,751,502

Michigan – 0.6%
State of Michigan Trunk Line Revenue, Fuel Sales Tax Revenue, Series B, 4.00%, 11/15/45
(Cost $830,738)	800,000	773,065

See Notes to Financial Statements.

4  |   DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

May 31, 2026

	Principal Amount $	Value $

Minnesota – 0.3%
Minneapolis-St Paul Metropolitan Airports Commission, Private Airport & Marina Revenue,
Series A, 5.00%, 1/1/52	400,000	407,510
Series A, 5.00%, 1/1/52	40,000	40,977

(Cost $451,571)		448,487

Nebraska – 0.3%
Omaha Airport Authority, Private Airport & Marina Revenue, 5.25%, 12/15/54
(Cost $420,769)	400,000	414,252

Nevada – 0.6%
County of Clark NV, Fuel Sales Tax Revenue, 4.00%, 7/1/40	500,000	505,733
Las Vegas Convention & Visitors Authority, Hotel Occupancy Tax,
Series B, 4.00%, 7/1/49	290,000	264,470

(Cost $775,452)		770,203

New Jersey – 1.2%
New Jersey Turnpike Authority, Highway Revenue Tolls, Series B, 5.25%, 1/1/52	1,005,000	1,058,876
South Jersey Transportation Authority, Highway Revenue Tolls,
Series A, 4.625%, 11/1/47	100,000	99,793
Series A, 5.25%, 11/1/52	500,000	518,595

(Cost $1,670,738)		1,677,264

New York – 23.4%
Battery Park City Authority, Miscellaneous Revenue,
Series A, 5.00%, 11/1/48	65,000	68,891
5.00%, 11/1/50	1,000,000	1,061,412
Series A, 5.00%, 11/1/53	255,000	266,199
5.25%, 11/1/55	800,000	855,099
Long Island Power Authority, Electric, Power & Light Revenue,
Series E, 5.00%, 9/1/48	350,000	365,989
Series A, 5.00%, 9/1/54	300,000	310,625
Metropolitan Transportation Authority Dedicated Tax Fund, Fuel Sales Tax Revenue,
Series B-2, 5.00%, 11/15/46	1,000,000	1,062,979
Series B-2, 5.00%, 11/15/47	400,000	421,402
Metropolitan Transportation Authority, Transit Revenue,
Series E, 4.00%, 11/15/45	400,000	372,901
Series D-2, 4.00%, 11/15/48	150,000	135,734

	Principal Amount $	Value $
Series D-3, 4.00%, 11/15/49	140,000	125,777
Series D-3, 4.00%, 11/15/50	250,000	221,095
Series C-1, 5.25%, 11/15/55	500,000	508,722
New York City Municipal Water Finance Authority, Water Revenue,
Series BB, Sub-Series BB-2, 5.00%, 6/15/36	65,000	75,775
Series BB, Sub-Series BB-2, 5.00%, 6/15/39	55,000	60,803
Series BB-1, 5.00%, 6/15/44	140,000	148,171
Series BB-1, 4.00%, 6/15/45	255,000	243,399
Series BB, 5.00%, 6/15/48	250,000	262,237
Series BB-1, 4.00%, 6/15/49	200,000	182,431
Series CC-1, 4.00%, 6/15/49	200,000	182,733
Series BB-1, 5.00%, 6/15/49	270,000	276,563
Series BB-1, 4.00%, 6/15/50	285,000	261,184
Sub-Series DD-1, 4.00%, 6/15/50	600,000	551,725
Series AA-1, 5.00%, 6/15/50	140,000	143,681
Series AA-1, 3.00%, 6/15/51	300,000	221,661
Series CC-1, 5.00%, 6/15/51	250,000	256,468
Series CC-1, 4.00%, 6/15/52	850,000	768,575
Series CC-1, 5.00%, 6/15/52	400,000	410,203
Series AA-1, 5.25%, 6/15/52	505,000	531,070
Sub-Series AA-1, 5.25%, 6/15/53	200,000	209,658
Series BB, Sub-Series BB-1, 5.25%, 6/15/54	400,000	419,042
Series CC, Sub-Series CC-1, 5.25%, 6/15/54	900,000	945,212
Series BB, 5.25%, 6/15/55	700,000	738,610
New York City Transitional Finance Authority Future Tax Secured Revenue, Income Tax Revenue,
Series F, Sub-Series F-1, 5.00%, 11/1/36	150,000	169,289
Series F, Sub-Series F-1, 5.25%, 2/1/52	350,000	369,418
New York City Transitional Finance Authority, Income Tax Revenue, Series F, Sub Series F-1, 5.00%, 11/1/39	180,000	199,397
New York Power Authority, Electric, Power & Light Revenue, Series A, 4.00%, 11/15/47	115,000	110,077
New York Transportation Development Corp., Private Airport & Marina Revenue,
5.00%, 6/30/49	450,000	452,169
5.25%, 6/30/49	500,000	503,480
6.00%, 6/30/54	1,000,000	1,042,625
6.00%, 6/30/59	700,000	738,199

See Notes to Financial Statements.

DBX ETF Trust  |   5

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

May 31, 2026

	Principal Amount $	Value $
5.00%, 6/30/60	800,000	781,456
5.125%, 6/30/60	1,000,000	1,005,743
5.25%, 6/30/60	400,000	405,774
5.375%, 6/30/60	800,000	803,853
5.50%, 6/30/60	1,300,000	1,317,062
Port Authority of New York & New Jersey, Private Airport & Marina Revenue,
Series 224, 4.00%, 7/15/51	15,000	13,700
Series 223, 5.00%, 7/15/56	105,000	106,965
Triborough Bridge & Tunnel Authority Sales Tax Revenue, Sales Tax Revenue,
Series A, 4.00%, 5/15/48	360,000	337,105
Series D-2, 5.50%, 5/15/52	650,000	693,090
Series A, 5.00%, 5/15/53	95,000	97,942
Series A, 4.00%, 5/15/57	1,000,000	891,683
Series A, 4.25%, 5/15/58	600,000	568,407
Series A, 5.25%, 5/15/62	60,000	62,038
Series A, 4.50%, 5/15/63	450,000	440,101
Seies A-3, 5.25%, 5/15/64	300,000	311,378
Series A-2, 5.25%, 5/15/64	1,400,000	1,450,693
Triborough Bridge & Tunnel Authority, Fuel Sales Tax Revenue,
Series D-1A, 5.00%, 11/15/39	510,000	557,850
Series D-2, 5.25%, 5/15/47	1,000,000	1,064,285
Triborough Bridge & Tunnel Authority, Miscellaneous Taxes,
Series C-1A, 4.00%, 5/15/46	600,000	563,172
Series C-3, 3.00%, 5/15/51	600,000	449,349
Series A-1, 5.00%, 5/15/51	2,000,000	2,045,025
Series C-1A, 5.00%, 5/15/51	225,000	230,518
Series A, 5.25%, 12/1/54	850,000	899,724
Series A, 5.50%, 12/1/59	1,000,000	1,075,281

(Cost $33,894,418)		32,422,874

North Carolina – 2.4%
City of Charlotte NC Airport Revenue, Private Airport & Marina Revenue,
Series A, 5.00%, 7/1/48	1,310,000	1,362,248
Series A, 5.25%, 7/1/55	400,000	423,366
City of Charlotte Nc Water & Sewer System Revenue, Water Revenue,
5.00%, 7/1/49	1,010,000	1,069,779
5.00%, 7/1/54	250,000	262,052
County of Union NC Enterprise System Revenue, Water Revenue, 3.00%, 6/1/51	300,000	225,399

(Cost $3,329,525)		3,342,844

	Principal Amount $	Value $

Ohio – 1.6%
Columbus Regional Airport Authority, Private Airport & Marina Revenue,
Series A, 5.50%, 1/1/50	1,000,000	1,058,602
Series A, 5.50%, 1/1/55	400,000	419,484
Franklin County Convention Facilities Authority, Industrial Revenue, 5.00%, 12/1/51	100,000	97,444
Ohio Turnpike & Infrastructure Commission, Highway Revenue Tolls, Series A, 5.00%, 2/15/39	350,000	383,362
Ohio Water Development Authority, Intergovernmental, 5.00%, 6/1/46	225,000	236,452

(Cost $2,186,669)		2,195,344

Oklahoma – 1.0%
Oklahoma City Water Utilities Trust, Water Revenue, 5.25%, 7/1/64	500,000	525,688
Oklahoma Turnpike Authority, Highway Revenue Tolls,
Series A, 5.25%, 1/1/50	265,000	283,429
5.50%, 1/1/53	320,000	339,167
Series A, 4.25%, 1/1/55	180,000	173,102

(Cost $1,346,620)		1,321,386

Oregon – 1.0%
Port of Portland Or Airport Revenue, Private Airport & Marina Revenue, Series 28, AMT, 5.00%, 7/1/52	600,000	608,013
Port of Portland OR Airport Revenue, Private Airport & Marina Revenue,
Series 25B, AMT, 5.00%, 7/1/44	315,000	321,336
Series 28, AMT, 4.00%, 7/1/47	500,000	462,307

(Cost $1,417,950)		1,391,656

Pennsylvania – 3.6%
Allegheny County Airport Authority, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 1/1/51	500,000	503,047
Series A, 5.50%, 1/1/53	500,000	520,763
City of Philadelphia PA Water & Wastewater, Water Revenue, Series A, 5.00%, 11/1/50	500,000	511,823
Pennsylvania Turnpike Commission, Highway Revenue Tolls,
Series A, 4.00%, 12/1/46	20,000	18,860
Series B, 4.00%, 12/1/46	390,000	367,775
Series C, 5.00%, 12/1/46	45,000	47,166

See Notes to Financial Statements.

6  |   DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

May 31, 2026

	Principal Amount $	Value $
Series A, 5.00%, 12/1/47	55,000	57,091
Sub-Series A, 4.00%, 12/1/49	285,000	266,344
Series A, 4.00%, 12/1/50	255,000	230,181
Series B, 5.00%, 12/1/50	1,705,000	1,753,271
Series A, 4.00%, 12/1/51	65,000	58,940
Series B, 4.00%, 12/1/51	300,000	268,913
Series B, 5.00%, 12/1/51	15,000	15,433
Philadelphia Gas Works Co., Natural Gas Revenue, Series A, 5.25%, 8/1/54	300,000	314,179

(Cost $5,272,992)		4,933,786

South Carolina – 0.8%
Charleston County Airport District, Private Airport & Marina Revenue,
Series A, 5.25%, 7/1/54	200,000	205,592
Series B, 5.25%, 7/1/54	300,000	313,698
South Carolina Public Service Authority, Electric, Power & Light Revenue, Series A, 4.00%, 12/1/52	600,000	533,072

(Cost $1,070,444)		1,052,362

Tennessee – 1.8%
City of Clarksville TN Water Sewer & Gas Revenue, Water Revenue, Series A, 4.00%, 2/1/51	380,000	350,828
Metropolitan Government of Nashville & Davidson County TN Electric Revenue, Electric, Power & Light Revenue, Series A, 5.00%, 5/15/46	245,000	254,788
Metropolitan Nashville Airport Authority, Private Airport & Marina Revenue,
Series B, AMT, 5.25%, 7/1/47	400,000	414,286
Series B, AMT, 5.00%, 7/1/49	125,000	126,278
Series B, AMT, 4.00%, 7/1/54	550,000	482,703
Series B, AMT, 5.00%, 7/1/54	500,000	502,774
Series A, 5.00%, 7/1/56	400,000	413,380

(Cost $2,721,167)		2,545,037

Texas – 12.0%
Central Texas Regional Mobility Authority, Highway Revenue Tolls,
Series B, 5.00%, 1/1/46	300,000	309,517
Series B, 4.00%, 1/1/51	50,000	44,733
City of Austin TX Airport System Revenue, Private Airport & Marina Revenue,
5.25%, 11/15/47	100,000	103,818
5.00%, 11/15/52	200,000	201,819

	Principal Amount $	Value $
City of Austin TX Water & Wastewater System Revenue, Water Revenue, Series C, 5.00%, 11/15/50	305,000	312,373
City of Corpus Christi TX Utility System Revenue, Water Revenue, 4.25%, 7/15/54	635,000	579,010
City of Dallas TX Waterworks & Sewer System Revenue, Water Revenue, Series C, 4.00%, 10/1/49	110,000	101,587
City of El Paso TX Water & Sewer Revenue, Water Revenue,
5.00%, 3/1/49	100,000	107,951
5.25%, 3/1/49	400,000	420,217
City of Georgetown TX Utility System Revenue, Multiple Utility Revenue, 4.25%, 8/15/47	500,000	483,223
City of Houston TX Airport System Revenue, Private Airport & Marina Revenue, Sub-Series A, AMT, 4.00%, 7/1/46	575,000	532,175
City of Houston TX Combined Utility System, Water Revenue,
Series C, 3.00%, 11/15/47	145,000	109,245
Series C, 4.00%, 11/15/49	55,000	49,301
City of San Antonio TX Electric & Gas Systems Revenue, Electric, Power & Light Revenue, Series A, 5.00%, 2/1/46	260,000	269,894
County of Harris TX Toll Road Revenue, Highway Revenue Tolls,
Series A, 5.25%, 8/15/49	500,000	533,904
Series A, 5.25%, 8/15/54	200,000	212,084
Dallas Fort Worth International Airport Series B, 5.00%, 11/1/47	600,000	626,018
Dallas Fort Worth International Airport, Private Airport & Marina Revenue, Series B, 4.00%, 11/1/45	105,000	101,969
Harris County Toll Road Authority, Highway Revenue Tolls, 4.00%, 8/15/50	670,000	609,480
Harris County-Houston Sports Authority, Hotel Occupancy Tax, Series A, 3.125%, 11/15/56	110,000	78,275

See Notes to Financial Statements.

DBX ETF Trust  |   7

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

May 31, 2026

	Principal Amount $	Value $
Lower Colorado River Authority, Intergovernmental, 5.00%, 5/15/47	250,000	256,985
North Texas Tollway Authority, Highway Revenue Tolls, 4.125%, 1/1/39	500,000	507,777
Series A, 5.00%, 1/1/40	120,000	128,653
Series B, 3.00%, 1/1/51	250,000	183,258
Port Authority of Houston of Harris County Texas, Private Airport & Marina Revenue, 5.00%, 10/1/53	650,000	671,381
San Antonio Water System, Water Revenue,
Series A, 5.00%, 5/15/46	325,000	338,189
Series A, 4.00%, 5/15/51	335,000	301,396
Texas Water Development Board, Water Revenue,
4.00%, 10/15/39	1,000,000	1,026,383
Series A, 5.00%, 10/15/44	275,000	297,333
Series A, 5.00%, 10/15/49	540,000	565,512
4.00%, 4/15/51	525,000	480,069
Series A, 5.25%, 10/15/51	450,000	475,313
4.80%, 10/15/52	400,000	404,048
Series A, 5.00%, 10/15/53	1,000,000	1,038,956
4.75%, 10/15/55	1,250,000	1,257,432
4.80%, 10/15/56	400,000	403,749
5.00%, 10/15/57	940,000	967,069
Series A, 5.00%, 10/15/58	1,100,000	1,135,196
5.00%, 10/15/60	400,000	415,302

(Cost $17,457,728)		16,640,594

Utah – 1.0%
City of Salt Lake City Ut Airport Revenue, Private Airport & Marina Revenue, Series A, 5.25%, 7/1/48	300,000	310,941
Intermountain Power Agency, Electric, Power & Light Revenue, Series A, 5.00%, 7/1/42	1,000,000	1,059,967

(Cost $1,397,514)		1,370,908

Virginia – 0.5%
Hampton Roads Transportation Accountability Commission, Appropriations,
Series A, 5.00%, 7/1/50	40,000	41,058
Series A, 4.00%, 7/1/55	700,000	632,845

(Cost $804,968)		673,903

Washington – 0.9%
Central Puget Sound Regional Transit Authority, Sales Tax Revenue, Series S-1, 4.00%, 11/1/46	700,000	685,379

	Principal Amount $	Value $
Energy Northwest, Nuclear Revenue, Series A, 5.00%, 7/1/39	105,000	116,830
Port of Seattle WA, Private Airport & Marina Revenue, Series B, AMT, 5.00%, 8/1/47	500,000	512,165

(Cost $1,427,944)		1,314,374

West Virginia – 0.2%
West Virginia Parkways Authority, Highway Revenue Tolls, 5.00%, 6/1/47
(Cost $291,357)	250,000	258,930

TOTAL MUNICIPAL BONDS

(Cost $141,879,816)		135,684,129

TOTAL INVESTMENTS – 98.0%

(Cost $141,879,816)		135,684,129

Other assets and liabilities, net – 2.0%		2,733,707

NET ASSETS – 100.0%		138,417,836

See Notes to Financial Statements.

8 |   DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

May 31, 2026

AMT:   Alternative Minimum Tax

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Bonds (a)	$—	$135,684,129	$—	$135,684,129

TOTAL	$—	$135,684,129	$—	$135,684,129

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

DBX ETF Trust  |  9

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

May 31, 2026

	Number of Shares	Value $

COMMON STOCKS — 98.3%

Australia — 2.8%
Coles Group Ltd.	750,361	11,726,301
Insurance Australia Group Ltd.	1,228,345	6,769,866
Medibank Pvt Ltd.	1,503,297	5,191,789
QBE Insurance Group Ltd.	843,720	13,743,766
Santos Ltd.	1,793,498	10,078,198
Suncorp Group Ltd.	595,874	7,451,354
Telstra Group Ltd.	2,155,433	8,079,849

(Cost $53,923,638)		63,041,123

Austria — 0.4%
OMV AG (a)	80,567	5,796,194
Verbund AG	41,751	2,803,915

(Cost $7,258,953)		8,600,109

Belgium — 0.3%
Ageas SA/NV
(Cost $3,996,460)	81,578	6,340,155

China — 0.2%
Yangzijiang Shipbuilding Holdings Ltd.
(Cost $2,415,119)	1,424,533	4,065,786

Denmark — 3.8%
Novo Nordisk A/S, Class B	1,782,430	81,533,168
Tryg A/S	166,148	3,912,234

(Cost $85,123,734)		85,445,402

Finland — 1.2%
Elisa OYJ	78,743	3,778,485
Kesko OYJ, Class B	149,281	3,619,951
Kone OYJ, Class B	181,181	10,837,869
UPM-Kymmene OYJ	294,096	8,593,618

(Cost $24,377,436)		26,829,923

France — 13.1%
Amundi SA, 144A	34,639	3,393,428
AXA SA	867,634	40,226,084
Bouygues SA	123,342	7,262,913
Cie Generale des Etablissements Michelin SCA (a)	345,088	12,689,102
Danone SA	349,496	24,854,057
Pernod Ricard SA	107,625	7,965,115
Publicis Groupe SA	127,216	12,431,608
Sanofi SA	605,016	53,156,550
Sodexo SA	42,626	2,347,844
TotalEnergies SE	1,088,694	95,512,624
Vinci SA	258,542	37,728,316

(Cost $245,651,514)		297,567,641

Germany — 8.7%
Allianz SE	210,691	93,822,494
Bayerische Motoren Werke AG	154,638	13,490,814
Brenntag SE	63,666	4,200,645
Continental AG	60,550	5,042,218

	Number of Shares	Value $
Deutsche Lufthansa AG	362,148	3,625,985
Deutsche Post AG	506,657	30,271,688
Hannover Rueck SE	33,950	9,207,220
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	72,296	38,158,692

(Cost $153,454,857)		197,819,756

Hong Kong — 1.8%
CK Infrastructure Holdings Ltd.	334,104	2,530,057
CLP Holdings Ltd.	906,965	8,852,786
Henderson Land Development Co. Ltd.	735,592	2,905,801
HKT Trust & HKT Ltd. (b)	1,884,579	2,909,563
Hong Kong & China Gas Co. Ltd.	6,183,806	5,657,219
Power Assets Holdings Ltd.	764,889	5,865,444
Sino Land Co. Ltd.	2,096,232	3,158,764
SITC International Holdings Co. Ltd.	745,605	3,293,547
WH Group Ltd., 144A	4,251,953	4,909,814

(Cost $29,341,395)		40,082,995

Ireland — 0.6%
AIB Group PLC

(Cost $9,648,678)	1,170,100	13,791,039

Israel — 2.4%
Bank Hapoalim BM	729,315	18,860,810
Bank Leumi Le-Israel BM	820,392	20,926,442
Israel Discount Bank Ltd., Class A	674,155	7,529,220
Mizrahi Tefahot Bank Ltd.	87,361	6,752,797

(Cost $27,449,885)		54,069,269

Italy — 2.3%
Banca Mediolanum SpA	113,593	2,625,963
FinecoBank Banca Fineco SpA	337,504	8,255,109
Generali (a)	449,019	20,283,389
Snam SpA	1,113,501	8,142,048
Terna - Rete Elettrica Nazionale	768,791	8,838,638
Unipol Assicurazioni SpA	197,427	4,893,433

(Cost $32,814,901)		53,038,580

Japan — 7.7%
AGC, Inc.	104,841	4,569,300
Astellas Pharma, Inc.	957,000	13,724,675
Canon, Inc.	445,700	11,837,550
Daiichi Life Group, Inc.	1,908,100	19,609,596
Daito Trust Construction Co. Ltd.	156,865	3,125,672
Daiwa House Industry Co. Ltd.	314,285	8,556,512
Denso Corp.	928,600	11,129,900
Eisai Co. Ltd.	140,753	3,522,583
Honda Motor Co. Ltd.	2,000,034	18,248,944
Isuzu Motors Ltd.	284,903	4,203,120
Japan Tobacco, Inc.	611,700	23,697,179
Komatsu Ltd.	476,717	19,695,758

See Notes to Financial Statements.

10  |   DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $
Sekisui House Ltd.	329,240	6,934,743
SoftBank Corp.	15,870,650	21,464,608
Subaru Corp.	295,888	4,538,969

(Cost $158,366,174)		174,859,109

Luxembourg — 0.1%
CVC Capital Partners PLC, 144A
(Cost $1,921,279)	119,826	1,921,279

Netherlands — 2.2%
ASR Nederland NV (a)	86,019	6,454,431
Koninklijke Ahold Delhaize NV	494,626	20,877,480
Koninklijke KPN NV	2,111,127	11,002,356
Magnum Ice Cream Co. NV *	1,200	19,459
NN Group NV	144,947	12,124,389

(Cost $32,539,257)		50,478,115

New Zealand — 0.1%
Contact Energy Ltd.

(Cost $3,028,268)	553,888	3,163,587

Norway — 1.2%
Aker BP ASA	175,802	6,331,400
Equinor ASA	388,250	14,087,684
Gjensidige Forsikring ASA	118,590	3,279,613
Orkla ASA	424,762	4,491,295

(Cost $21,611,438)		28,189,992

Singapore — 5.4%
DBS Group Holdings Ltd.	1,137,231	56,034,497
Oversea-Chinese Banking Corp. Ltd.	1,805,414	33,125,564
Singapore Telecommunications Ltd.	4,138,700	14,083,944
United Overseas Bank Ltd.	676,645	19,948,917

(Cost $75,478,970)		123,192,922

Spain — 4.5%
Iberdrola SA	3,362,490	76,515,292
Mapfre SA	558,770	2,622,574
Naturgy Energy Group SA	226,770	7,552,526
Repsol SA	619,229	15,926,322

(Cost $70,486,501)		102,616,714

Sweden — 1.7%
H & M Hennes & Mauritz AB, Class B	232,117	4,126,608
Skanska AB, Class B	182,020	4,936,269
Volvo AB, Class B	861,986	30,387,615

(Cost $25,125,422)		39,450,492

	Number of Shares	Value $

Switzerland — 20.3%
Nestle SA	1,114,226	113,283,565
Novartis AG	749,257	112,980,687
Partners Group Holding AG	11,771	12,461,728
Roche Holding AG	270,393	113,957,144
SGS SA	91,118	10,364,840
Swiss Re AG	164,763	24,819,358
Swisscom AG	14,512	12,416,039
Zurich Insurance Group AG	82,786	59,015,553

(Cost $338,311,471)		459,298,914

United Kingdom — 17.5%
3i Group PLC	541,718	16,612,267
British American Tobacco PLC	1,112,875	68,869,657
Diageo PLC	1,234,580	25,553,083
Imperial Brands PLC	408,073	14,829,687
Kingfisher PLC	930,931	3,607,693
National Grid PLC	2,759,443	44,467,759
Reckitt Benckiser Group PLC	353,916	21,901,897
Schroders PLC	442,943	3,486,863
Shell PLC	2,565,187	107,812,566
Tesco PLC	3,520,727	20,416,298
Unilever PLC	1,210,149	68,601,044

(Cost $310,658,653)		396,158,814

TOTAL COMMON STOCKS

(Cost $1,712,984,003)		2,230,021,716

PREFERRED STOCKS — 0.3%

Germany — 0.3%
Bayerische Motoren Werke AG	30,592	2,664,957
Dr Ing hc F Porsche AG (a)	60,043	3,285,453

(Cost $5,639,373)		5,950,410

SECURITIES LENDING

COLLATERAL — 2.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.53% (c)(d)

(Cost $52,321,522)	52,321,522	52,321,522

TOTAL INVESTMENTS – 100.9%

(Cost $1,770,944,898)		2,288,293,648

Other assets and liabilities, net — (0.9%)		(19,654,361)

NET ASSETS — 100.0%		2,268,639,287

See Notes to Financial Statements.

DBX ETF Trust  |  11

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (Continued)

May 31, 2026

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2026 is as follows:

Value ($) at 5/31/2025	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2026	Value ($) at 5/31/2026
SECURITIES LENDING COLLATERAL — 2.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.53% (c)(d)
25,966,095	26,355,427	(e)	—	—	—	486,107	—	52,321,522	52,321,522

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 3.57% (c)

5,250,803	128,846,164		(134,096,967)	—	—	163,926	—	—	—

31,216,898	155,201,591		(134,096,967)	—	—	650,033	—	52,321,522	52,321,522

* Non-income producing security.

(a)  All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2026 amounted to $49,611,429, which is 2.2% of net assets.

(b) Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2026.

144A:   Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.
At May 31, 2026, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation (Depreciation) ($)
CAC 40 Index	EUR	30	2,801,469	2,863,873	6/19/2026	62,404
DAX Index	EUR	1	707,793	734,567	6/19/2026	26,774
EURO STOXX 50 Index	EUR	25	1,687,249	1,769,098	6/19/2026	81,849
FTSE 100 Index	GBP	28	3,968,390	3,941,464	6/19/2026	(26,926)
FTSE MIB Index	EUR	1	256,376	292,315	6/19/2026	35,939
IBEX 35 Index	EUR	4	834,443	861,074	6/19/2026	26,631
MSCI EAFE Index	USD	88	13,418,350	13,689,720	6/19/2026	271,370
MSCI Singapore Index	SGD	45	1,634,431	1,625,907	6/29/2026	(8,524)

SMI Index	CHF	30	4,977,925	5,208,293	6/19/2026	230,368

Total net unrealized appreciation						699,885

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

CHF	Swiss Franc

EUR	Euro

GBP	Pound Sterling

SGD	Singapore Dollar

USD	U.S. Dollar

See Notes to Financial Statements.

12 |   DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (Continued)

May 31, 2026

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$2,230,021,716	$—	$—	$2,230,021,716

Preferred Stocks	5,950,410	—	—	5,950,410

Short-Term Investments (a)	52,321,522	—	—	52,321,522

Derivatives (b)

Futures Contracts	735,335	—	—	735,335

TOTAL	$2,289,028,983	$—	$—	$2,289,028,983

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)

Futures Contracts	$(35,450)	$—	$—	$(35,450)

TOTAL	$(35,450)	$—	$—	$(35,450)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.

DBX ETF Trust  |  13

Schedule of Investments

Xtrackers US 0-1 Year Treasury ETF

May 31, 2026

	Principal Amount $	Value $

U.S. TREASURY OBLIGATIONS – 99.5%
U.S. Treasury Bills
3.622%, 6/2/26 (a)	12,900	12,899
3.696%, 6/4/26 (a)	21,700	21,693
3.675%, 6/9/26 (a)	12,600	12,590
3.668%, 6/11/26 (a)	19,800	19,780
3.686%, 6/16/26 (a)	12,600	12,581
3.685%, 6/18/26 (a)	15,200	15,174
3.688%, 6/23/26 (a)	12,800	12,772
3.684%, 6/25/26 (a)	15,300	15,263
3.681%, 6/30/26 (a)	5,500	5,484
3.676%, 7/2/26 (a)	2,722,500	2,714,037
3.676%, 7/7/26 (a)	1,634,900	1,628,980
3.674%, 7/9/26 (a)	3,325,500	3,312,784
3.671%, 7/14/26 (a)	1,708,100	1,700,735
3.667%, 7/16/26 (a)	1,818,800	1,810,593
3.675%, 7/21/26 (a)	1,690,700	1,682,212
3.672%, 7/23/26 (a)	1,793,700	1,784,292
3.670%, 7/28/26 (a)	684,900	680,966
3.677%, 7/30/26 (a)	1,782,200	1,771,598
3.671%, 8/4/26 (a)	681,200	676,804
3.669%, 8/6/26 (a)	2,245,000	2,230,124
3.668%, 8/11/26 (a)	737,600	732,384
3.666%, 8/13/26 (a)	1,797,200	1,784,159
3.670%, 8/18/26 (a)	652,600	647,529
3.666%, 8/20/26 (a)	1,744,200	1,730,317
3.675%, 8/25/26 (a)	702,600	696,677
3.674%, 8/27/26 (a)	1,787,100	1,771,595
3.677%, 9/1/26 (a)	620,000	614,300
3.679%, 9/3/26 (a)	1,373,500	1,360,649
3.688%, 9/8/26 (a)	700,000	693,071
3.683%, 9/10/26 (a)	814,200	806,017
3.705%, 9/15/26 (a)	740,000	732,118
3.696%, 9/17/26 (a)	848,300	839,107
3.709%, 9/22/26 (a)	740,000	731,597
3.689%, 9/24/26 (a)	847,300	837,521
3.681%, 10/1/26 (a)	1,333,400	1,317,060
3.692%, 10/8/26 (a)	858,200	847,109
3.710%, 10/15/26 (a)	855,200	843,507
3.718%, 10/22/26 (a)	818,200	806,357
3.686%, 10/29/26 (a)	1,304,900	1,285,065
3.761%, 11/5/26 (a)	825,000	811,874
3.737%, 11/12/26 (a)	825,000	811,372
3.742%, 11/19/26 (a)	830,000	815,702
3.659%, 11/27/26 (a)	1,278,900	1,255,849
3.644%, 12/24/26 (a)	517,800	507,178
3.632%, 1/21/27 (a)	549,500	536,762
3.671%, 2/18/27 (a)	504,200	491,102
3.734%, 3/18/27 (a)	534,300	518,889
3.793%, 4/15/27 (a)	556,200	538,411

	Principal Amount $	Value $
3.808%, 5/13/27 (a)	530,000	511,522

(Cost $45,998,412)		45,996,161

U.S. Treasury Notes
3.777%, 6/15/26	3,700	3,700
3.738%, 6/30/26	4,800	4,789
3.745%, 6/30/26	2,200	2,197
3.768%, 6/30/26	6,300	6,304
3.728%, 7/15/26	407,300	407,686
3.691%, 7/31/26	588,000	585,031
3.697%, 7/31/26	241,700	240,983
3.712%, 7/31/26	678,700	679,444
3.726%, 8/15/26	434,700	435,232
3.734%, 8/15/26	595,800	592,980
3.793%, 8/15/26	41,500	41,744
3.720%, 8/31/26	230,300	228,960
3.721%, 8/31/26	565,500	561,373
3.735%, 8/31/26	659,400	659,434
3.679%, 9/15/26	476,000	477,200
3.708%, 9/30/26	201,300	199,917
3.710%, 9/30/26	632,200	626,349
3.716%, 9/30/26	747,800	747,184
3.692%, 10/15/26	472,400	473,932
3.731%, 10/31/26	253,400	251,165
3.732%, 10/31/26	612,300	605,659
3.732%, 10/31/26	706,200	707,155
3.707%, 11/15/26	517,200	519,173
3.716%, 11/15/26	515,100	511,048
3.779%, 11/15/26	45,900	46,463
3.684%, 11/30/26	647,300	648,854
3.703%, 11/30/26	215,200	212,942
3.708%, 11/30/26	631,800	624,004
3.670%, 12/15/26	557,100	558,919
3.679%, 12/31/26	765,900	767,858
3.701%, 12/31/26	250,200	247,298
3.701%, 12/31/26	616,400	607,482
3.685%, 1/15/27	549,300	550,068
3.701%, 1/31/27	699,500	700,939
3.723%, 1/31/27	814,100	801,846
3.645%, 2/15/27	28,600	29,148
3.709%, 2/15/27	544,800	545,944
3.713%, 2/15/27	457,800	452,794
3.706%, 2/28/27	734,500	736,060
3.710%, 2/28/27	144,000	141,157
3.714%, 2/28/27	522,200	514,792
3.756%, 3/15/27	598,000	600,053
3.769%, 3/31/27	245,000	238,668
3.773%, 3/31/27	565,400	559,350
3.782%, 3/31/27	747,500	747,802
3.807%, 4/15/27	645,400	648,934
3.830%, 4/30/27	347,400	337,029
3.835%, 4/30/27	767,600	766,841

See Notes to Financial Statements.

14  |   DBX ETF Trust

Schedule of Investments

Xtrackers US 0-1 Year Treasury ETF (Continued)

May 31, 2026

	Principal Amount $	Value $
3.836%, 4/30/27	536,000	530,703
3.908%, 5/15/27	560,000	552,050
3.910%, 5/15/27	600,000	603,286
3.903%, 5/31/27	720,000	719,850
3.907%, 5/31/27	320,000	309,443
3.907%, 5/31/27	500,000	493,806

(Cost $24,872,903)		24,863,022

TOTAL U.S. TREASURY OBLIGATIONS

(Cost $70,871,315)		70,859,183
	Number of Shares	Value $

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 3.57% (b)

(Cost $80,209)	80,209	80,209

TOTAL INVESTMENTS — 99.6%

(Cost $70,951,524)		70,939,392
Other assets and liabilities, net — 0.4%		311,373

NET ASSETS — 100.0%		71,250,765

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2026 is as follows:

Value ($) at 5/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2026	Value ($) at 5/31/2026
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 3.57% (b)
9,530	1,766,891	(1,696,212)	—	—	1,310	—	80,209	80,209

(a)	Annualized yield at time of purchase; not a coupon rate.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

See Notes to Financial Statements.

DBX ETF Trust  |  15

Schedule of Investments

Xtrackers US 0-1 Year Treasury ETF (Continued)

May 31, 2026

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations (a)	$—	$70,859,183	$—	$70,859,183

Short-Term Investments (a)	80,209	—	—	80,209

TOTAL	$80,209	$70,859,183	$—	$70,939,392

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

16 |   DBX ETF Trust

Statements of Assets and Liabilities

May 31, 2026

	Xtrackers Municipal Infrastructure Revenue Bond ETF	Xtrackers MSCI EAFE High Dividend Yield Equity ETF	Xtrackers US 0-1 Year Treasury ETF

Assets

Investment in non-affiliated securities at value	$135,684,129	$2,235,972,126	$70,859,183

Investment in DWS Government Money Market Series	—	—	80,209

Investment in DWS Government & Agency Securities Portfolio*	—	52,321,522	—

Cash	880,821	—	—

Foreign currency at value	—	1,338,454	—

Deposit with broker for futures contracts	—	1,654,925	—

Receivables:

Investment securities sold	—	304,555,726	17,747,279

Capital shares	5,487	34,606,964	603,820

Variation margin on futures contracts	—	1,474,160	—

Dividends	—	8,826,700	—

Interest	1,864,741	19,703	167,481

Affiliated securities lending income	—	138,517	—

Foreign tax reclaim	—	10,814,746	—

Total assets	$138,435,178	$2,651,723,543	$89,457,972

Liabilities

Due to custodian	$—	$9,330	$—

Payable upon return of securities loaned	—	52,321,522	—

Payables:

Investment securities purchased	—	203,785,168	18,203,776

Capital shares	—	126,792,754	—

Investment advisory fees	17,342	175,482	3,431

Total liabilities	17,342	383,084,256	18,207,207

Net Assets, at value	$138,417,836	$2,268,639,287	$71,250,765

Net Assets Consist of

Paid-in capital	$155,200,159	$1,868,427,338	$71,048,102

Distributable earnings (loss)	(16,782,323)	400,211,949	202,663

Net Assets, at value	$138,417,836	$2,268,639,287	$71,250,765

Number of Common Shares outstanding	5,550,001	69,050,001	2,360,001

Net Asset Value	$24.94	$32.86	$30.19

Investment in non-affiliated securities at cost	$141,879,816	$1,718,623,376	$70,871,315

Value of securities loaned	$—	$49,611,429	$—

Investment in DWS Government Money Market Series at cost	$—	$—	$80,209

Investment in DWS Government & Agency Securities Portfolio at cost*	$—	$52,321,522	$—

Foreign currency at cost	$—	$1,205,830	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.

DBX ETF Trust  |  17

Statements of Operations

For the Year Ended May 31, 2026

	Xtrackers Municipal Infrastructure Revenue Bond ETF	Xtrackers MSCI EAFE High Dividend Yield Equity ETF	Xtrackers US 0-1 Year Treasury ETF

Investment Income

Unaffiliated interest income	$5,025,565	$—	$1,144,946

Unaffiliated dividend income*	—	88,607,694	—

Income distributions from affiliated funds	—	163,926	1,310

Affiliated securities lending income	—	486,107	—

Total investment income	5,025,565	89,257,727	1,146,256

Expenses

Investment advisory fees	200,733	1,965,335	17,903

Other expenses	58	1,150	58

Total expenses	200,791	1,966,485	17,961
Less fees waived (see note 3):

Waiver	—	(5,106)	(37)

Net expenses	200,791	1,961,379	17,924

Net investment income (loss)	4,824,774	87,296,348	1,128,332

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:

Investments	(3,061,693)	1,663,747	830

In-kind redemptions	—	128,165,007	6,036

Futures contracts	—	1,776,458	—

Foreign currency transactions	—	468,077	—

Net realized gain (loss)	(3,061,693)	132,073,289	6,866
Net change in unrealized appreciation (depreciation) on:

Investments	7,996,720	160,103,408	(5,658)

Futures contracts	—	482,180	—

Foreign currency translations	—	(188,748)	—

Net change in unrealized appreciation (depreciation)	7,996,720	160,396,840	(5,658)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	4,935,027	292,470,129	1,208

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,759,801	$379,766,477	$1,129,540

* Unaffiliated foreign tax withheld	$—	$9,303,444	$—

See Notes to Financial Statements.

18 |   DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers Municipal Infrastructure Revenue Bond ETF		Xtrackers MSCI EAFE High Dividend Yield Equity ETF
	Year Ended May 31, 2026	Year Ended May 31, 2025	Year Ended May 31, 2026	Year Ended May 31, 2025

Increase (Decrease) in Net Assets from Operations

Net investment income (loss)	$4,824,774	$4,388,951	$87,296,348	$80,021,038

Net realized gain (loss)	(3,061,693)	(2,731,222)	132,073,289	9,562,876

Net change in net unrealized appreciation (depreciation)	7,996,720	(2,973,001)	160,396,840	192,013,682

Net increase (decrease) in net assets resulting from operations	9,759,801	(1,315,272)	379,766,477	281,597,596

Distributions to Shareholders	(4,773,050)	(4,326,490)	(82,905,832)	(69,349,174)

Fund Shares Transactions

Proceeds from shares sold	2,487,966	8,966,614	285,700,260	393,551,341

Value of shares redeemed	—	—	(325,034,295)	(160,491,090)

Net increase (decrease) in net assets resulting from fund share transactions	2,487,966	8,966,614	(39,334,035)	233,060,251

Total net increase (decrease) in Net Assets	7,474,717	3,324,852	257,526,610	445,308,673

Net Assets

Beginning of year	130,943,119	127,618,267	2,011,112,677	1,565,804,004

End of year	$138,417,836	$130,943,119	$2,268,639,287	$2,011,112,677

Changes in Shares Outstanding

Shares outstanding, beginning of year	5,450,001	5,100,001	70,150,001	61,300,001

Shares sold	100,000	350,000	9,150,000	14,850,000

Shares redeemed	—	—	(10,250,000)	(6,000,000)

Shares outstanding, end of year	5,550,001	5,450,001	69,050,001	70,150,001

See Notes to Financial Statements.

DBX ETF Trust  |  19

Statements of Changes in Net Assets (Continued)

	Xtrackers US 0-1 Year Treasury ETF
	Year Ended May 31, 2026	For the Period October 9, 2024(1) through May 31, 2025

Increase (Decrease) in Net Assets from Operations

Net investment income (loss)	$1,128,332	$204,216

Net realized gain (loss)	6,866	(1,391)

Net change in net unrealized appreciation (depreciation)	(5,658)	(6,474)

Net increase (decrease) in net assets resulting from operations	1,129,540	196,351

Distributions to Shareholders	(1,009,445)	(109,697)
Fund Shares Transactions

Proceeds from shares sold	74,094,947	33,076,380

Value of shares redeemed	(30,108,131)	(6,019,210)

Net increase (decrease) in net assets resulting from fund share transactions	43,986,816	27,057,170

Total net increase (decrease) in Net Assets	44,106,911	27,143,824
Net Assets

Beginning of period	27,143,854	30

End of period	$71,250,765	$27,143,854

Changes in Shares Outstanding

Shares outstanding, beginning of period	900,001	1

Shares sold	2,460,000	1,100,000

Shares redeemed	(1,000,000)	(200,000)

Shares outstanding, end of period	2,360,001	900,001

(1)	Commencement of Operations.

See Notes to Financial Statements.

20  |   DBX ETF Trust

Financial Highlights

Xtrackers Municipal Infrastructure Revenue Bond ETF

			Years Ended May 31,

	2026	2025	2024	2023	2022

Selected Per Share Data

Net Asset Value, beginning of year	$24.03	$25.02	$24.96	$25.88	$29.35
Income (loss) from investment operations:

Net investment income (loss)(a)	0.88	0.81	0.73	0.69	0.63

Net realized and unrealized gain (loss)	0.91	(1.00)	0.05	(0.91)	(3.48)

Total from investment operations	1.79	(0.19)	0.78	(0.22)	(2.85)
Less distributions from:

Net investment income	(0.88)	(0.80)	(0.72)	(0.70)	(0.62)

Total from distributions	(0.88)	(0.80)	(0.72)	(0.70)	(0.62)

Net Asset Value, end of year	$24.94	$24.03	$25.02	$24.96	$25.88

Total Return (%)	7.56	(0.90)	3.25	(0.79)	(9.87)

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of year ($ millions)	138	131	128	112	162

Ratio of expenses (%)	0.15	0.15	0.15	0.15	0.15

Ratio of net investment income (loss) (%)	3.61	3.22	2.94	2.79	2.24

Portfolio turnover rate (%)(b)	24	18	9	12	27

(a)	Based on average shares outstanding during the period.
(b)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

DBX ETF Trust  |   21

Financial Highlights (Continued)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

			Years Ended May 31,
	2026	2025	2024	2023	2022

Selected Per Share Data

Net Asset Value, beginning of year	$28.67	$25.54	$22.46	$23.47	$25.00
Income (loss) from investment operations:

Net investment income (loss)(a)	1.23	1.21	1.09	1.15	1.17

Net realized and unrealized gain (loss)	4.13	3.00	3.20	(1.14)	(1.60)

Total from investment operations	5.36	4.21	4.29	0.01	(0.43)
Less distributions from:

Net investment income	(1.17)	(1.08)	(1.21)	(1.02)	(1.10)

Total from distributions	(1.17)	(1.08)	(1.21)	(1.02)	(1.10)

Net Asset Value, end of year	$32.86	$28.67	$25.54	$22.46	$23.47

Total Return (%)(b)	19.26	17.13	19.79	0.46	(1.72)

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of year ($ millions)	2,269	2,011	1,566	1,249	955

Ratio of expenses before fee waiver (%)	0.09	0.11	0.20	0.20	0.20

Ratio of expenses after fee waiver (%)	0.09	0.09	0.12	0.20	0.20

Ratio of net investment income (loss) (%)	4.00	4.66	4.62	5.32	4.92

Portfolio turnover rate (%)(c)	24	22	26	29	30

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

22  |   DBX ETF Trust

Financial Highlights (Continued)

Xtrackers US 0-1 Year Treasury ETF

	Year Ended 5/31/2026	Period Ended 5/31/2025(a)

Selected Per Share Data

Net Asset Value, beginning of period	$30.16	$30.00
Income (loss) from investment operations:

Net investment income (loss)(b)	1.13	0.82

Net realized and unrealized gain (loss)	0.04	0.01	(c)

Total from investment operations	1.17	0.83
Less distributions from:

Net investment income	(1.14)	(0.67)

Total from distributions	(1.14)	(0.67)

Net Asset Value, end of period	$30.19	$30.16

Total Return (%)(d)	3.95	2.78	**

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	71	27

Ratio of expenses before fee waiver (%)	0.06	0.06	*

Ratio of expenses after fee waiver (%)	0.06	0.06	*

Ratio of net investment income (loss) (%)	3.78	4.28	*

Portfolio turnover rate (%)(e)	0	0	**

(a)	For the period October 9, 2024 (commencement of operations) through May 31, 2025.
(b)	Based on average shares outstanding during the period.
(c)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(d)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

DBX ETF Trust  |   23

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of May 31, 2026, the Trust consists of forty-two investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers Municipal Infrastructure Revenue Bond ETF

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

Xtrackers US 0-1 Year Treasury ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA

(“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Xtrackers Municipal Infrastructure Revenue Bond ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF offer shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Xtrackers US 0-1 Year Treasury ETF offer shares that are listed and traded on the Cboe BZX Exchange, Inc. (Cboe). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares except for Xtrackers US 0-1 Year Treasury ETF which lots consist of 20,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index

Xtrackers Municipal Infrastructure Revenue Bond ETF	Solactive Municipal Infrastructure Revenue Bond Index

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	MSCI EAFE High Dividend Yield Index

Xtrackers US 0-1 Year Treasury ETF	ICE U.S. Treasury Short Bond Index

The Solactive Municipal Infrastructure Revenue Bond Index is designed to track the performance of the segment of the U.S. long term tax-exempt bond market, consisting of infrastructure revenue bonds. It is comprised of tax-exempt municipal securities issued by states, cities, counties, districts, their respective agencies and other tax-exempt issuers. The Underlying Index is intended to track bonds that have been issued with the intention of funding federal, state and local infrastructure projects such as water and sewer systems, public power systems, toll roads, bridges, tunnels and many other public use projects. It is designed to only hold bonds issued by state and local municipalities where the interest and principal repayments are generated from dedicated revenue streams or a double-barreled revenue stream (pledged revenue stream and a general obligation pledge). Under normal circumstances, the Solactive Municipal Infrastructure Revenue Bond Index is rebalanced monthly on the last business day of each month.

The MSCI EAFE High Dividend Yield Index is designed to reflect the performance of equities (excluding REITs) in developed markets in its parent index, the MSCI EAFE Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent. Under normal circumstances, the MSCI High Dividend Yield Indices are rebalanced semi-annually in May and November.

The ICE U.S. Treasury Short Bond Index is designed to track the performance of certain U.S. Treasury securities that have a remaining maturity between one month and one year. The term “U.S. Treasury securities” refers to securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government. The ICE U.S. Treasury Short Bond Index is rebalanced on the last calendar day of the month.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

24  |   DBX ETF Trust

Each Fund is a diversified series of the Trust. In addition, Xtrackers MSCI EAFE High Dividend Yield Equity ETF may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index the Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole, and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.

Security Valuation. The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

DBX ETF Trust  |   25

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following each Fund’s Schedule of Investments.

Investment Transactions and Investment Income. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

Tax Information and Dividends and Distributions to Shareholders. It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of Xtrackers Municipal Infrastructure Revenue Bond ETF and Xtrackers US 0-1 Year Treasury ETF to pay out dividends from its net investment income monthly and Xtrackers MSCI EAFE High Dividend Yield Equity ETF to pay out dividends from net investment income quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

26  |   DBX ETF Trust

The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended May 31, 2026 (or since the Fund’s inception if the Fund commenced operations less than four years prior to May 31, 2026), remains subject to examination by taxing authorities. Specific to foreign countries in which the applicable Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which each Fund invests.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended May 31, 2026, the Funds did not incur any interest or penalties.

As of May 31, 2026, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income*	Undistributed Tax - Exempt Income	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)

Xtrackers Municipal Infrastructure Revenue Bond ETF	$—	$437,131	$(11,023,767)	$(6,195,687)	$(16,782,323)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	48,210,973	—	(146,217,009)	498,217,985	400,211,949

Xtrackers US 0-1 Year Treasury ETF	215,420	—	—	(12,757)	202,663

The tax character of dividends and distributions declared for the years ended May 31, 2026 and May 31, 2025 were as follows:

	Year Ended May 31, 2026
	Ordinary Income*	Tax-Exempt

Xtrackers Municipal Infrastructure Revenue Bond ETF	$4,562	$4,768,488

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	82,905,832	—

Xtrackers US 0-1 Year Treasury ETF	1,009,445	—

	Year Ended May 31, 2025
	Ordinary Income*	Tax-Exempt

Xtrackers Municipal Infrastructure Revenue Bond ETF	$2,408	$4,324,082

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	69,349,174	—

Xtrackers US 0-1 Year Treasury ETF	109,697	—

*  For tax purposes short-term capital gain distributions are considered ordinary income distributions.

At May 31, 2026, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount

Xtrackers Municipal Infrastructure Revenue Bond ETF	$2,344,823	$8,678,944	$11,023,767

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	20,955,273	125,261,736	146,217,009

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal year ended May 31, 2026, the Funds had no post-October capital or late year ordinary losses.

The following Funds utilized capital loss carryforwards to offset taxable gains realized during the year ended May 31, 2026:

Utilized Amount

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	$5,021,594

DBX ETF Trust  |   27

For the fiscal year ended May 31, 2026, the effect of permanent “book/tax” reclassifications to the components of net assets are included below. These differences are primarily due to redemptions-in-kind.

	Distributable earnings (loss)	Paid-In Capital

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	$(120,296,432)	$120,296,432

Xtrackers US 0-1 Year Treasury ETF	(5,344)	5,344

As of May 31, 2026, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)

Xtrackers Municipal Infrastructure Revenue Bond ETF	$141,879,816	$(6,195,687)	$518,893	$(6,714,580)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	1,790,944,753	497,465,345	541,848,100	(44,382,755)

Xtrackers US 0-1 Year Treasury ETF	70,952,149	(12,757)	1,051	(13,808)

Foreign Taxes. The Xtrackers MSCI EAFE High Dividend Yield Equity ETF may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of May 31, 2026, if any, are disclosed in the Fund’s Statements of Assets and Liabilities.

In this reporting period, the Funds adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). The adoption impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.

A disaggregation of income taxes paid by jurisdiction is presented when such amounts are significant; however, income taxes paid by the Funds for the year ended May 31, 2026 were not considered significant.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. The Funds, except the Xtrackers Municipal Infrastructure Revenue Bond ETF, may lend securities to certain financial institutions under the terms of their securities lending agreement. National Financial Services LLC (Fidelity Agency Lending), serves as securities lending agent for Xtrackers MSCI EAFE High Dividend Yield Equity ETF. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended May 31, 2026, the Funds invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of May 31, 2026) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates

28  |   DBX ETF Trust

and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of May 31, 2026, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at year end.

Remaining Contractual Maturity of the Agreements, as of May 31, 2026
Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Xtrackers MSCI EAFE High Dividend Yield Equity ETF

Common Stocks	$48,606,646	$—	$—	$—	$48,606,646

Preferred Stocks	$3,714,876	$—	$—	$—	$3,714,876
Total Borrowing	$52,321,522	$—	$—	$—	$52,321,522

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$52,321,522

For the period ended May 31, 2026, Xtrackers US 0-1 Year Treasury ETF had no securities on loan.

Derivatives

Futures Contracts. Xtrackers MSCI EAFE High Dividend Yield Equity ETF may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. The Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. The Fund will not use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the year ended May 31, 2026, Xtrackers MSCI EAFE High Dividend Yield Equity ETF utilized futures in order to simulate investment in the Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of May 31, 2026 is included in a table following the Fund’s Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of May 31, 2026 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers MSCI EAFE High Dividend Yield Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$735,335	Unrealized depreciation on futures contracts*	$35,450

	Total	$735,335	Total	$35,450

*

Futures contracts are reported in the table above using cumulative appreciation or cumulative depreciation of futures contracts, as reported in the futures contracts table following each Fund’s Schedule of Investments; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) variation margin on futures contracts.

DBX ETF Trust  |   29

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the year ended May 31, 2026 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:	Futures Contracts — Equity Contracts

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	$1,776,458

Net Change in Unrealized Appreciation (Depreciation) on:	Futures Contracts — Equity Contracts

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	$482,180

For the year ended May 31, 2026 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	$19,006,831

Cash. Cash consists of cash held at banks and is on deposit with major financial institutions. 19006831.00

Affiliated Cash Management Vehicles. The Funds may invest uninvested cash balances in DWS Government Money Market Series, an affiliated money market fund managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. DWS Government Money Market Series is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Funds indirectly bear their proportionate share of the expenses of their investment in DWS Government Money Market Series. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in DWS Government Money Market Series.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers Municipal Infrastructure Revenue Bond ETF	0.15%
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	0.09%
Xtrackers US 0-1 Year Treasury ETF	0.06%

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated cash management vehicles. For the year ended May 31, 2026, the Advisor waived expenses of the Funds as follows:

Expenses Waived

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	$5,106

Xtrackers US 0-1 Year Treasury ETF	37

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer 5143.00 agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses distribution fees or expenses (if any), litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

30  |   DBX ETF Trust

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and the Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the year ended May 31, 2026, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales

Xtrackers Municipal Infrastructure Revenue Bond ETF	$34,906,581	$31,863,170

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	565,569,676	526,411,524

For the year ended May 31, 2026, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales

Xtrackers Municipal Infrastructure Revenue Bond ETF	$1,212,484	$—

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	236,216,172	325,900,217

Xtrackers US 0-1 Year Treasury ETF	73,329,646	29,812,838

5. Fund Share Transactions

As of May 31, 2026, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers MSCI EAFE High Dividend Yield Equity ETF and certain other funds managed by the Advisor to borrow up to $105 million. The Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain the Fund’s status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate plus .10%. The Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the Act or 25 percent of adjusted total net assets. The Funds had no outstanding loans at May 31, 2026.

7. Change in fund name, investment objective and investment policies

Effective August 4, 2026 (the “Effective Date”), the Fund will convert from a passively-managed index exchange-traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of the Solactive Municipal Infrastructure Revenue Bond Index (the “Underlying Index”) into an actively-managed ETF that does not track the Underlying Index. The Fund will continue to invest in municipal infrastructure revenue bonds under its new actively-managed investment strategy and will continue to be managed by DBX Advisors LLC (the “Advisor”). The Fund’s conversion was proposed by the Advisor and considered and approved by the Fund’s Board of Trustees (the “Board”) on May 13, 2026. As part of its conversion, the Fund will change its name to Xtrackers Municipal Infrastructure Revenue Bond Active ETF. The Fund’s ticker symbol, RVNU, will remain the same.

On Effective Date, the Fund will change its current investment objective of seeking “investment results that correspond generally to the performance, before fees and expenses, of the Solactive Municipal Infrastructure Revenue Bond Index” to seeking to “provide income exempt from regular federal income tax.” The Fund’s required broad-based securities market index will remain the Bloomberg Municipal Bond Index.

DBX ETF Trust  |   31

Report of Independent Registered Public Accounting Firm

To the Shareholders of

Xtrackers Municipal Infrastructure Revenue Bond ETF, Xtrackers MSCI EAFE High Dividend Yield Equity ETF, and Xtrackers US 0-1 Year Treasury ETF and the Board of Trustees of DBX ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Xtrackers Municipal Infrastructure Revenue Bond ETF, Xtrackers MSCI EAFE High Dividend Yield Equity ETF and Xtrackers US 0-1 Year Treasury ETF (collectively referred to as the “Funds”), (three of the funds constituting DBX ETF Trust (the “Trust”)), including the schedules of investments, as of May 31, 2026, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (three of the funds constituting DBX ETF Trust) at May 31, 2026, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the DBX ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights

Xtrackers Municipal Infrastructure Revenue Bond ETF	For the year ended May 31, 2026	For each of the two years in the period ended May 31, 2026	For each of the five years in the period ended May 31, 2026

Xtrackers MSCI EAFE High Dividend Yield Equity ETF
Xtrackers US 0-1 Year Treasury ETF	For the year ended May 31, 2026	For the year ended May 31, 2026 and for the period October 9, 2024 (commencement of operations) through May 31, 2025

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public

Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of the internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

32 |   DBX ETF Trust

Report of Independent Registered Public Accounting Firm (Continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

July 27, 2026

DBX ETF Trust  |  33

Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF, Xtrackers Municipal Infrastructure Revenue Bond ETF and Xtrackers US 0-1 Year Treasury ETF

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT WITH DBX ADVISORS LLC

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on May 12-13, 2026 (the “Meeting”), the Trustees, all of whom are Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers MSCI EAFE High Dividend Yield Equity ETF, Xtrackers Municipal Infrastructure Revenue Bond ETF and Xtrackers US 0-1 Year Treasury ETF (each a “Fund,” and collectively, the “Funds”) for another annual period ending on May 31, 2027. The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement for another annual period, the Independent

Trustees evaluated the materials furnished to them in advance of the Meeting from DBX Advisors LLC (“DBX” or the

“Advisor”) for purposes of reviewing the Investment Advisory Agreement’s terms, including statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”) regarding (a) fee and expense information for each Fund (including the fee and expense components and any amounts waived or reimbursed) as compared to a peer group of other exchange-traded funds (“ETFs”) selected pursuant to Broadridge’s proprietary methodology (each, a “Peer Group”) and (b) for Funds with three years of performance history as of December 31, 2025, each Fund’s tracking error as compared to its underlying index over the previous five years (or since inception, if shorter). The Independent Trustees met with representatives of the Advisor on May 12, 2026 to review financial reports and other information provided by the Advisor and inquire further with regard to the financial information provided, and asked questions of the Advisor during this meeting. The Independent Trustees also took into consideration the discussions they had with management before and during the Meeting and among themselves during their Executive Sessions held during the Meeting.

The Independent Trustees also noted that they had received and took into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance, tracking error and related financial information, presentations given by DBX, as well as periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds.

In reaching its decision to approve the continuation of the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fees; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Vedder Price P.C. (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services. The Board reviewed in detail the nature, extent and quality of services provided and the risks incurred by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

34 | DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds.

The Board considered the information regarding each Fund’s tracking error compared to its underlying index that had been provided by the Advisor and by Broadridge, as applicable. The Board took note of the detailed information provided by the Advisor throughout the year with respect to each Fund’s tracking error and the sources thereof. The Trustees noted that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Funds’ compliance program.

Advisor’s Financial Resources. In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee. The Board compared each Fund’s advisory fee and total expenses to those of the other ETFs in its Peer Group. The Board noted that due to the special characteristics of certain Funds, there were limitations faced by Broadridge in providing comparable funds in the Peer Groups and the information in the Broadridge reports accordingly may or may not provide meaningful direct comparisons to the Funds. The Board noted that the advisory fees and total expenses (after waivers/reimbursements, as applicable) for Xtrackers MSCI EAFE High Dividend Yield Equity ETF and Xtrackers US 0-1 Year Treasury ETF were below to the average and/or median of the ETFs in each Fund’s respective Peer Group, but Xtrackers Municipal Infrastructure Revenue Bond ETF had advisory fees and/or total expenses (after waivers/ reimbursements, as applicable) that were above the average and/or median of its Peer Group. The Board considered, however, that the advisory fees of Xtrackers Municipal Infrastructure Revenue Bond ETF were almost equivalent to the average of its Peer Group and equal to the median of its Peer Group, and the total expenses for the Fund were almost equivalent to the average of its Peer Group and equal to the median of its Peer Group.

The Board accordingly noted that each Fund’s fee is competitive with the fees of applicable peer ETFs.

The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Advisor pays all of the Funds’ operating expenses (subject to certain specified exceptions). The Board considered that each Fund’s fee had been priced to scale when it was established. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Advisor and that the Advisor also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services andP rofitability.The Board considered the expenses of the Advisor in developing and rendering services provided to the Funds and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Funds, the Board considered the Advisor’s profitability without accounting for such expenses. The Board

DBX ETF Trust  |  35

Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

determined that the Funds were not profitable at this time. The Board considered whether the Advisor would benefit in other ways from its relationship with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

Economies of Scale. The Board considered that Xtrackers MSCI EAFE High Dividend Yield Equity ETF and Xtrackers Municipal Infrastructure Revenue Bond ETF had attracted a substantial amount of assets, but determined that those Funds were not experiencing economies of scale beyond what was reflected in each Fund’s unitary fee, which the Board noted was competitive. The Board considered that Xtrackers US 0-1 Year Treasury ETF was not experiencing economies of scale at this time and determined to revisit this matter after that Fund had attracted more assets. The Board also acknowledged that the concept of economies of scale is a complex subject as to determining with a fair degree of certainty whether economies of scale exist, to what extent they exist, whether scale can result in additional expenses, and alternative ways advisors can share benefits of economies of scale.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

36 |   DBX ETF Trust

Tax Information (Unaudited)

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its year ended May 31, 2026.

	Qualified Dividend Income*	Dividends Received Reduction*

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	82%	11%

*	The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Each Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Paid

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	$77,446,648	$7,321,345

DBX ETF Trust  |   37

May 31, 2026

Annual Financial Statements and Other Information

DBX ETF Trust

Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)

Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)

Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

Xtrackers MSCI Europe Hedged Equity ETF (DBEU)

Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)

Xtrackers MSCI Japan Hedged Equity ETF (DBJP)

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DBX ETF Trust | 1

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF

May 31, 2026

	Number of Shares	Value $

COMMON STOCKS — 96.5%

Australia — 3.8%

ANZ Group Holdings Ltd.	21,073	533,147

APA Group (a)	8,667	62,792

Aristocrat Leisure Ltd.	3,620	130,354

ASX Ltd.	1,216	40,405

BHP Group Ltd.	35,522	1,590,864

Brambles Ltd.	9,558	113,833

CAR Group Ltd.	2,559	45,688

Cochlear Ltd.	462	33,372

Coles Group Ltd.	8,592	134,132

Commonwealth Bank of Australia	11,629	1,379,294

Computershare Ltd.	3,839	95,444

CSL Ltd.	3,227	224,078

Evolution Mining Ltd.	13,381	116,758

Fortescue Ltd.	11,736	188,190

Goodman Group REIT	13,493	307,139

Insurance Australia Group Ltd.	13,679	75,311

Lottery Corp. Ltd.	16,551	64,477

Lynas Rare Earths Ltd. *	6,365	87,791

Macquarie Group Ltd.	2,412	413,556

Medibank Pvt Ltd.	18,986	65,502

MMG Ltd. *	29,283	32,919

National Australia Bank Ltd.	21,317	571,955

Northern Star Resources Ltd.	9,630	130,195

Origin Energy Ltd.	10,342	80,800

PLS Group Ltd. *	22,182	102,994

Pro Medicus Ltd.	307	29,184

Qantas Airways Ltd.	6,573	44,598

QBE Insurance Group Ltd.	10,960	178,347

REA Group Ltd.	461	49,370

Rio Tinto Ltd.	2,639	352,100

Santos Ltd.	22,524	126,437

Scentre Group REIT	35,364	97,350

SGH Ltd.	1,476	43,708

Sigma Healthcare Ltd.	31,050	65,613

Sonic Healthcare Ltd.	3,206	44,980

South32 Ltd.	30,691	106,105

Stockland REIT	21,017	61,934

Suncorp Group Ltd.	7,613	95,101

Telstra Group Ltd.	28,337	106,113

Transurban Group (a)	21,766	234,352

Vicinity Ltd. REIT	27,894	50,724

Washington H Soul Pattinson & Co. Ltd.	2,362	73,849

Wesfarmers Ltd.	7,939	455,294

Westpac Banking Corp.	23,110	597,971

WiseTech Global Ltd.	1,312	33,957

Woodside Energy Group Ltd.	13,146	289,697

	Number of Shares	Value $

Woolworths Group Ltd.	8,467	214,398

(Cost $7,654,195)		9,972,172

Austria — 0.2%

BAWAG Group AG, 144A	516	92,747

Erste Group Bank AG	2,058	247,247

OMV AG	986	70,902

Raiffeisen Bank International AG	877	50,553

Verbund AG	404	27,119

(Cost $290,086)		488,568

Belgium — 0.5%

Ageas SA/NV	1,007	78,226

Anheuser-Busch InBev SA/NV	6,164	496,089

D’ieteren Group	179	35,786

Elia Group SA/NV	293	45,556

Financiere de Tubize SA	133	34,873

Groupe Bruxelles Lambert NV	584	55,107

KBC Group NV	1,567	208,272

Lotus Bakeries NV	2	25,661

Sofina SA	113	29,392

Syensqo SA	517	40,524

UCB SA	835	245,142

(Cost $936,435)		1,294,628

Brazil — 0.9%

Ambev SA	31,062	100,491

Axia Energia	8,184	85,060

B3 SA - Brasil Bolsa Balcao	35,396	115,775

Banco Bradesco SA	9,369	28,787

Banco BTG Pactual S.A	7,587	80,840

Banco do Brasil SA	12,665	50,966

BB Seguridade Participacoes SA	3,930	27,579

Caixa Seguridade Participacoes S/A	4,395	15,430

Cia de Saneamento Basico do Estado de Sao Paulo	17,657	97,833

Companhia Paranaense de Energia	12,989	37,490

CPFL Energia SA	1,841	15,835

Embraer SA	5,709	83,045

Energisa SA	2,946	28,032

Eneva SA *	6,462	32,832

Engie Brasil Energia SA	1,825	11,975

Equatorial SA	8,038	61,426

Itau Unibanco Holding SA	3,596	28,557

Klabin SA	4,094	13,529

Localiza Rent a Car SA	7,695	64,098

MBRF Global Foods Co. SA	2,905	9,220

Motiva Infraestrutura de Mobilidade SA	5,360	14,992

NU Holdings Ltd., Class A *	25,510	334,946

Petroleo Brasileiro SA	23,936	221,730

PRIO SA *	4,883	60,256

See Notes to Financial Statements.

2 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

Raia Drogasil SA	7,432	27,535

Rede D’Or Sao Luiz SA, 144A	5,684	38,332

Rumo SA	6,939	18,872

StoneCo Ltd., Class A	1,490	17,060

Suzano SA	4,742	39,396

Telefonica Brasil SA	5,100	34,192

TIM SA	5,628	24,433

Ultrapar Participacoes SA	3,572	18,318

Vale SA	24,370	400,100

Vibra Energia SA	6,057	35,721

WEG SA	11,924	104,241

XP, Inc., Class A	2,470	41,175

(Cost $1,780,552)		2,420,099

Canada — 7.8%

Agnico Eagle Mines Ltd.	3,523	647,742

Alamos Gold, Inc., Class A	3,000	123,077

Alimentation Couche-Tard, Inc.	5,017	283,447

AltaGas Ltd.	2,323	90,399

ARC Resources Ltd.	4,215	95,420

AtkinsRealis Group Inc.	1,121	67,293

Bank of Montreal	4,743	770,391

Bank of Nova Scotia	8,680	696,465

Barrick Mining Corp.	11,658	498,064

BCE, Inc.	2,065	52,095

Bombardier, Inc., Class B *	593	133,767

Brookfield Corp.	13,634	621,152

CAE, Inc. *	2,206	57,108

Cameco Corp.	3,059	343,720

Canadian Imperial Bank of Commerce	6,436	702,538

Canadian National Railway Co.	3,458	409,472

Canadian Natural Resources Ltd.	14,515	660,132

Canadian Pacific Kansas City Ltd.	6,284	561,100

Canadian Tire Corp. Ltd., Class A	359	46,065

Canadian Utilities Ltd., Class A	975	35,078

CCL Industries, Inc., Class B	1,009	65,166

Celestica, Inc. *	835	322,826

Cenovus Energy, Inc.	9,349	258,095

CGI, Inc.	1,247	87,086

China Gold International Resources Corp. Ltd.	1,610	30,857

Constellation Software, Inc.	142	290,750

Descartes Systems Group, Inc. *	456	33,651

Dollarama, Inc.	1,895	242,330

Element Fleet Management Corp.	2,690	53,599

Emera, Inc.	1,930	100,934

Empire Co. Ltd., Class A	922	32,696

Enbridge, Inc.	15,389	844,322

Equinox Gold Corp.	5,319	72,533

Fairfax Financial Holdings Ltd.	133	206,998

	Number of Shares	Value $

First Quantum Minerals Ltd. *	4,804	147,885

FirstService Corp.	311	41,692

Fortis, Inc.	3,565	197,198

Franco-Nevada Corp.	1,302	301,604

George Weston Ltd.	1,241	86,937

GFL Environmental, Inc.	1,680	56,372

Gildan Activewear, Inc.	1,079	65,829

Great-West Lifeco, Inc.	1,739	101,516

Hydro One Ltd., 144A	2,495	102,612

iA Financial Corp., Inc.	687	85,650

IGM Financial, Inc.	471	26,839

Imperial Oil Ltd.	1,093	129,679

Intact Financial Corp.	1,333	261,901

Ivanhoe Mines Ltd., Class A *	5,324	47,152

Keyera Corp.	1,975	81,928

Kinross Gold Corp.	7,769	236,003

Loblaw Cos. Ltd.	3,894	174,187

Lundin Gold, Inc.	736	49,141

Lundin Mining Corp.	4,821	144,002

Magna International, Inc.	1,650	106,936

Manulife Financial Corp.	11,347	433,995

Metro, Inc.	1,305	83,744

National Bank of Canada	2,766	403,951

Nutrien Ltd.	3,186	218,177

Pan American Silver Corp.	3,077	175,717

Pembina Pipeline Corp.	4,051	188,967

Power Corp. of Canada	4,004	242,015

Rogers Communications, Inc., Class B	2,618	101,025

Royal Bank of Canada	9,726	1,865,552

Saputo, Inc.	1,791	54,874

Shopify, Inc., Class A *	8,531	1,017,359

Stantec, Inc.	807	60,977

Sun Life Financial, Inc.	3,804	273,384

Suncor Energy, Inc.	8,322	520,151

TC Energy Corp.	7,209	480,339

Teck Resources Ltd., Class B	3,040	201,608

TELUS Corp.	3,385	42,501

TFI International, Inc.	541	83,458

Thomson Reuters Corp.	866	75,089

TMX Group Ltd.	2,042	76,413

Toromont Industries Ltd.	579	95,498

Toronto-Dominion Bank	11,522	1,318,388

Tourmaline Oil Corp.	2,594	118,575

Wheaton Precious Metals Corp.	3,074	413,301

Whitecap Resources, Inc.	8,163	93,789

WSP Global, Inc.	955	135,258

(Cost $12,102,574)		20,755,536

Chile — 0.2%

Antofagasta PLC	2,636	145,475

Banco de Chile	329,346	62,040

See Notes to Financial Statements.

DBX ETF Trust | 3

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

Banco de Credito e Inversiones SA	532	35,894

Banco Santander Chile	411,668	32,377

Cencosud SA	8,678	20,465

Empresas Copec SA	2,082	14,792

Enel Chile SA	123,794	10,751

Falabella SA	4,802	30,753

Latam Airlines Group SA	2,636,573	71,392

Plaza SA	5,114	22,294

(Cost $284,881)		446,233

China — 5.3%

360 Security Technology, Inc., Class A	3,700	5,524

37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,900	5,392

3SBio, Inc., 144A *	11,383	26,871

AAC Technologies Holdings, Inc.	6,455	37,477

Advanced Micro-Fabrication Equipment, Inc., China, Class A	522	22,947

Agricultural Bank of China Ltd., Class A	31,100	29,053

Agricultural Bank of China Ltd., Class H	180,139	132,629

Aier Eye Hospital Group Co. Ltd., Class A	4,061	5,474

Air China Ltd., Class A *	6,900	6,946

Akeso, Inc., 144A *	4,003	60,324

Aluminum Corp. of China Ltd., Class A	7,300	12,323

Aluminum Corp. of China Ltd., Class H	34,139	47,482

Anhui Conch Cement Co. Ltd., Class A	200	596

Anhui Conch Cement Co. Ltd., Class H	6,511	15,810

Anhui Gujing Distillery Co. Ltd., Class A	100	1,375

Anhui Jianghuai Automobile Group Corp. Ltd., Class A *	1,600	8,755

ANTA Sports Products Ltd.	8,973	86,789

Avary Holding Shenzhen Co. Ltd., Class A	1,900	29,492

BAIC BluePark New Energy Technology Co. Ltd., Class A *	7,100	6,412

Baidu, Inc., Class A *	15,205	252,223

Bank of Beijing Co. Ltd., Class A	11,100	8,351

Bank of China Ltd., Class A	7,300	6,323

Bank of China Ltd., Class H	483,352	321,334

Bank of Communications Co. Ltd., Class A	11,800	11,616

Bank of Communications Co. Ltd., Class H	49,162	45,794

Bank of Hangzhou Co. Ltd., Class A	3,100	7,336

	Number of Shares	Value $

Bank of Jiangsu Co. Ltd., Class A	5,500	9,178

Bank of Nanjing Co. Ltd., Class A	3,100	4,940

Bank of Ningbo Co. Ltd., Class A	2,210	10,136

Bank of Shanghai Co. Ltd., Class A	5,590	7,461

Baoshan Iron & Steel Co. Ltd., Class A	10,200	9,091

Beijing Enlight Media Co. Ltd., Class A	900	1,696

Beijing Kingsoft Office Software, Inc., Class A	468	16,499

Beijing Tong Ren Tang Co. Ltd., Class A	4,000	15,166

Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A *	203	1,040

Beijing-Shanghai High Speed Railway Co. Ltd., Class A	21,700	16,102

Bilibili, Inc., Class Z *	2,268	39,445

BOE Technology Group Co. Ltd., Class A	15,500	11,708

BYD Co. Ltd., Class A	3,500	49,758

BYD Co. Ltd., Class H	25,215	293,755

BYD Electronic International Co. Ltd.	4,758	17,716

Cambricon Technologies Corp. Ltd., Class A	298	57,703

CGN Power Co. Ltd., Class H, 144A	59,302	23,458

Changchun High-Tech Industry Group Co. Ltd., Class A	200	2,175

Chaozhou Three-Circle Group Co. Ltd., Class A	1,100	20,939

China CITIC Bank Corp. Ltd., Class H	57,467	53,457

China Coal Energy Co. Ltd., Class H	10,449	16,853

China Construction Bank Corp., Class A	4,300	6,331

China Construction Bank Corp., Class H	590,116	639,294

China CSSC Holdings Ltd., Class A	1,300	7,183

China Eastern Airlines Corp. Ltd., Class A *	8,400	5,451

China Energy Engineering Corp. Ltd., Class A	17,700	7,561

China Everbright Bank Co. Ltd., Class A	14,000	6,415

China Feihe Ltd., 144A	21,663	8,459

China Galaxy Securities Co. Ltd., Class A	1,470	2,668

China Galaxy Securities Co. Ltd., Class H	18,978	18,792

China Hongqiao Group Ltd.	22,413	80,135

China International Capital Corp. Ltd., Class A	1,700	8,491

See Notes to Financial Statements.

4 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

China International Capital Corp. Ltd., Class H, 144A	8,796	22,021

China Jushi Co. Ltd., Class A	4,500	28,003

China Life Insurance Co. Ltd., Class A	700	3,500

China Life Insurance Co. Ltd., Class H	52,485	193,414

China Longyuan Power Group Corp. Ltd., Class H	18,611	16,077

China Mengniu Dairy Co. Ltd.	17,502	37,876

China Merchants Bank Co. Ltd., Class A	8,600	48,318

China Merchants Bank Co. Ltd., Class H	28,619	172,001

China Merchants Energy Shipping Co. Ltd., Class A	6,700	15,707

China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	5,300	7,865

China Merchants Securities Co. Ltd., Class A	4,100	10,297

China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	2,300	2,999

China Minsheng Banking Corp. Ltd., Class A	13,500	7,084

China Minsheng Banking Corp. Ltd., Class H	47,228	20,249

China National Building Material Co. Ltd., Class H	31,644	21,441

China National Nuclear Power Co. Ltd., Class A	5,600	7,483

China National Software & Service Co. Ltd., Class A *	1,100	5,879

China Nonferrous Mining Corp. Ltd.	15,000	25,935

China Northern Rare Earth Group High-Tech Co. Ltd., Class A	1,300	9,343

China Oilfield Services Ltd., Class H	10,996	11,085

China Pacific Insurance Group Co. Ltd., Class A	2,100	9,989

China Pacific Insurance Group Co. Ltd., Class H	18,264	73,225

China Petroleum & Chemical Corp., Class A	9,200	6,595

China Petroleum & Chemical Corp., Class H	155,246	85,578

China Railway Group Ltd., Class A	6,200	4,371

China Railway Group Ltd., Class H	18,491	8,282

China Resources Microelectronics Ltd., Class A	622	5,892

China Resources Mixc Lifestyle Services Ltd., 144A	3,535	18,765

China Shenhua Energy Co. Ltd., Class A	2,516	17,449

	Number of Shares	Value $

China Shenhua Energy Co. Ltd., Class H	23,324	134,166

China State Construction Engineering Corp. Ltd., Class A	13,900	9,924

China Three Gorges Renewables Group Co. Ltd., Class A	12,800	7,890

China Tourism Group Duty Free Corp. Ltd., Class A	800	7,045

China Tower Corp. Ltd., Class H, 144A	31,145	39,424

China United Network Communications Ltd., Class A	10,000	6,430

China Vanke Co. Ltd., Class A *	3,300	1,732

China Yangtze Power Co. Ltd., Class A	9,300	38,147

Chongqing Changan Automobile Co. Ltd., Class A	3,040	3,559

Chongqing Rural Commercial Bank Co. Ltd., Class A	7,100	6,968

Chongqing Zhifei Biological Products Co. Ltd., Class A *	1,200	2,411

CITIC Ltd.	31,657	53,160

CITIC Securities Co. Ltd., Class A	3,430	13,207

CITIC Securities Co. Ltd., Class H	10,002	33,234

CMOC Group Ltd., Class A	6,163	16,862

CMOC Group Ltd., Class H	23,299	54,257

CNPC Capital Co. Ltd., Class A	7,900	9,108

Contemporary Amperex Technology Co. Ltd., Class A	1,686	105,666

Contemporary Amperex Technology Co. Ltd., Class H	1,215	115,424

COSCO SHIPPING Energy Transportation Co. Ltd., Class A	2,600	7,486

COSCO SHIPPING Holdings Co. Ltd., Class A	6,330	13,230

COSCO SHIPPING Holdings Co. Ltd., Class H	21,843	39,495

CRRC Corp. Ltd., Class A	8,000	6,823

CRRC Corp. Ltd., Class H	22,253	14,737

CSC Financial Co. Ltd., Class A	1,960	7,066

CSPC Pharmaceutical Group Ltd.	57,134	54,678

Daqin Railway Co. Ltd., Class A	7,700	5,907

Dongfang Electric Corp. Ltd., Class A	100	521

East Money Information Co. Ltd., Class A	5,434	15,390

Eastroc Beverage Group Co. Ltd., Class A	130	2,737

Ecovacs Robotics Co. Ltd., Class A	200	1,736

ENN Energy Holdings Ltd.	5,507	38,578

Eoptolink Technology, Inc. Ltd., Class A *	300	31,327

See Notes to Financial Statements.

DBX ETF Trust | 5

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

Eve Energy Co. Ltd., Class A	900	8,471

Everbright Securities Co. Ltd., Class A	1,800	3,797

Focus Media Information Technology Co. Ltd., Class A	3,200	2,639

Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,821	9,668

Foxconn Industrial Internet Co. Ltd., Class A	4,500	48,823

Full Truck Alliance Co. Ltd., ADR	4,974	43,871

Fuyao Glass Industry Group Co. Ltd., Class A	1,100	8,562

Fuyao Glass Industry Group Co. Ltd., Class H, 144A	3,288	23,327

Ganfeng Lithium Group Co. Ltd., Class A	600	6,339

Ganfeng Lithium Group Co. Ltd., Class H, 144A	3,000	24,519

GDS Holdings Ltd., Class A *	6,439	27,344

Genscript Biotech Corp. *	17,375	30,330

GF Securities Co. Ltd., Class A	2,000	5,584

GF Securities Co. Ltd., Class H	12,400	25,553

Giant Biogene Holding Co. Ltd., 144A	5,958	22,853

GigaDevice Semiconductor, Inc., Class A	168	11,597

GoerTek, Inc., Class A	1,500	5,949

Goldwind Science & Technology Co. Ltd., Class A	4,300	14,886

Gotion High-tech Co. Ltd., Class A	1,500	7,306

Great Wall Motor Co. Ltd., Class H	12,420	16,498

Gree Electric Appliances, Inc. of Zhuhai, Class A	1,000	5,790

Guangdong Haid Group Co. Ltd., Class A	400	2,769

Guangzhou Automobile Group Co. Ltd., Class A	3,800	3,409

Guangzhou Tinci Materials Technology Co. Ltd., Class A	800	6,153

Guolian Minsheng Securities Co. Ltd., Class A	12,600	16,185

Guosen Securities Co. Ltd., Class A	5,900	8,826

Guotai Haitong Securities Co. Ltd.	5,600	12,731

Guotai Haitong Securities Co. Ltd., Class H, 144A	8,614	14,355

H World Group Ltd., ADR	1,549	69,535

Haidilao International Holding Ltd., 144A	9,239	15,043

Haier Smart Home Co. Ltd., Class A	2,100	6,481

Haier Smart Home Co. Ltd., Class H	15,447	38,830

Haitian International Holdings Ltd.	4,489	11,319

	Number of Shares	Value $

Hangzhou First Applied Material Co. Ltd., Class A	1,097	2,902

Hangzhou Silan Microelectronics Co. Ltd., Class A	800	4,091

Hansoh Pharmaceutical Group Co. Ltd., 144A	11,474	46,031

Henan Shuanghui Investment & Development Co. Ltd., Class A	1,100	4,068

Hengan International Group Co. Ltd.	3,819	11,861

Hengli Petrochemical Co. Ltd., Class A	1,800	4,574

Hesai Group *	872	17,569

Hithink RoyalFlush Information Network Co. Ltd., Class A	560	18,853

Horizon Robotics *	33,539	22,639

Hoshine Silicon Industry Co. Ltd., Class A	500	2,814

Hua Hong Semiconductor Ltd., Class H, 144A *	5,384	110,814

Huadian Power International Corp. Ltd., Class A	8,000	6,575

Huadong Medicine Co. Ltd., Class A	700	3,003

Huaneng Power International, Inc., Class A	3,500	4,589

Huaneng Power International, Inc., Class H	33,381	30,966

Huatai Securities Co. Ltd., Class A	1,700	4,568

Huatai Securities Co. Ltd., Class H, 144A	9,893	20,008

Huaxia Bank Co. Ltd., Class A	2,800	2,777

Huayu Automotive Systems Co. Ltd., Class A	1,700	4,199

Huizhou Desay Sv Automotive Co. Ltd., Class A	300	4,512

Hundsun Technologies, Inc., Class A	1,456	5,223

Hygon Information Technology Co. Ltd., Class A	1,321	57,387

Iflytek Co. Ltd., Class A	900	6,372

Imeik Technology Development Co. Ltd., Class A	140	2,168

Industrial & Commercial Bank of China Ltd., Class A	19,171	20,459

Industrial & Commercial Bank of China Ltd., Class H	471,246	399,274

Industrial Bank Co. Ltd., Class A	9,200	25,158

Industrial Securities Co. Ltd., Class A	1,950	1,657

Ingenic Semiconductor Co. Ltd., Class A	300	6,982

Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	32,600	11,372

Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,600	1,968

See Notes to Financial Statements.

6 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,100	8,356

Inner Mongolia Yitai Coal Co. Ltd., Class B	6,200	17,236

Innovent Biologics, Inc., 144A *	9,717	103,346

J&T Global Express Ltd. *	16,079	18,527

JA Solar Technology Co. Ltd., Class A *	1,764	2,375

JD Health International, Inc., 144A *	6,125	30,012

JD Logistics, Inc., 144A *	11,637	19,140

JD.com, Inc., Class A	16,246	235,287

Jiangsu Eastern Shenghong Co. Ltd., Class A *	2,200	3,919

Jiangsu Hengli Hydraulic Co. Ltd., Class A	500	8,064

Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	2,100	15,579

Jiangsu Yanghe Distillery Co. Ltd., Class A	700	4,696

Jiangsu Zhongtian Technology Co. Ltd., Class A	1,300	8,107

Jiangxi Copper Co. Ltd., Class A	2,200	14,146

Jiangxi Copper Co. Ltd., Class H	9,382	42,140

Jinko Solar Co. Ltd., Class A *	4,383	3,796

Kanzhun Ltd., ADR	2,920	39,624

KE Holdings, Inc., ADR	4,276	70,982

Kingdee International Software Group Co. Ltd. *	18,598	17,253

Kingsoft Corp. Ltd.	5,555	15,013

Kuaishou Technology, 144A	16,863	97,990

Kuang-Chi Technologies Co. Ltd., Class A *	1,500	8,915

Kunlun Tech Co. Ltd., Class A *	1,400	9,089

Kweichow Moutai Co. Ltd., Class A	600	117,600

Laopu Gold Co. Ltd., Class H	300	19,293

Lenovo Group Ltd.	46,788	143,285

Lens Technology Co. Ltd., Class A	2,610	15,625

Li Auto, Inc., Class A *	8,400	62,007

Li Ning Co. Ltd.	12,295	28,553

Lingyi iTech Guangdong Co., Class A	3,100	6,667

Longfor Group Holdings Ltd., 144A	10,418	10,435

LONGi Green Energy Technology Co. Ltd., Class A *	2,240	4,599

Luxshare Precision Industry Co. Ltd., Class A	2,249	24,364

Luzhou Laojiao Co. Ltd., Class A	200	2,691

Mango Excellent Media Co. Ltd., Class A	1,200	3,095

Maxscend Microelectronics Co. Ltd., Class A *	160	2,557

	Number of Shares	Value $

Meituan, Class B, 144A *	35,528	332,980

Metallurgical Corp. of China Ltd., Class A	5,900	2,468

Midea Group Co. Ltd., Class A	1,200	14,341

Midea Group Co. Ltd., Class H	1,939	21,216

MINISO Group Holding Ltd.	6,750	22,273

Montage Technology Co. Ltd., Class A	617	23,074

Muyuan Foods Group Co. Ltd., Class A	4,834	27,202

NARI Technology Co. Ltd., Class A	4,191	15,425

NAURA Technology Group Co. Ltd., Class A	270	25,138

NetEase, Inc.	11,715	290,151

New China Life Insurance Co. Ltd., Class A	1,300	11,472

New China Life Insurance Co. Ltd., Class H	8,557	52,913

New Hope Liuhe Co. Ltd., Class A	1,400	1,633

New Oriental Education & Technology Group, Inc.	8,806	40,946

Ningbo Deye Technology Co. Ltd., Class A	492	8,410

Ningbo Tuopu Group Co. Ltd., Class A	725	6,687

Ningxia Baofeng Energy Group Co. Ltd., Class A	4,466	15,843

NIO, Inc., Class A *	12,092	65,576

Nongfu Spring Co. Ltd., Class H, 144A	13,785	75,285

OmniVision Integrated Circuits Group, Inc.	540	7,583

Orient Securities Co. Ltd., Class A	2,048	2,818

People’s Insurance Co. Group of China Ltd., Class A	5,600	5,662

People’s Insurance Co. Group of China Ltd., Class H	48,500	32,057

PetroChina Co. Ltd., Class A	7,700	12,372

PetroChina Co. Ltd., Class H	150,376	208,959

Pharmaron Beijing Co. Ltd., Class A	900	3,339

PICC Property & Casualty Co. Ltd., Class H	47,149	87,537

Ping An Bank Co. Ltd., Class A	6,600	10,663

Ping An Insurance Group Co. of China Ltd., Class A	7,100	56,147

Ping An Insurance Group Co. of China Ltd., Class H	43,894	336,336

Poly Developments and Holdings Group Co. Ltd., Class A	3,900	3,326

Pony AI, Inc., Class A *	1,682	17,063

Pop Mart International Group Ltd., 144A	3,555	78,658

See Notes to Financial Statements.

DBX ETF Trust | 7

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

Postal Savings Bank of China Co. Ltd., Class A	14,000	10,306

Postal Savings Bank of China Co. Ltd., Class H, 144A	46,262	29,634

Power Construction Corp. of China Ltd., Class A	5,900	4,657

Qinghai Salt Lake Industry Co. Ltd., Class A *	2,400	10,916

Range Intelligent Computing

Technology Group Co. Ltd., Class A	500	6,199

Remegen Co. Ltd., Class H, 144A *	2,000	21,093

Rongsheng Petrochemical Co. Ltd., Class A *	2,550	4,244

SAIC Motor Corp. Ltd., Class A	2,400	4,371

Sanan Optoelectronics Co. Ltd., Class A	1,700	3,930

Sany Heavy Industry Co. Ltd., Class A	2,300	6,099

Satellite Chemical Co. Ltd., Class A	2,937	10,102

SDIC Power Holdings Co. Ltd., Class A	2,500	5,284

SenseTime Group, Inc., Class B, 144A *	186,087	39,417

Seres Group Co. Ltd., Class A	500	6,020

SF Holding Co. Ltd., Class A	1,860	9,609

SG Micro Corp., Class A	253	4,404

Shaanxi Coal Industry Co. Ltd., Class A	4,600	17,502

Shandong Gold Mining Co. Ltd., Class A	2,200	9,388

Shandong Gold Mining Co. Ltd., Class H, 144A	9,843	29,943

Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	900	3,915

Shanghai Baosight Software Co. Ltd., Class A	1,310	3,902

Shanghai Electric Group Co. Ltd., Class A *	6,400	7,625

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,100	3,780

Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,300	3,167

Shanghai Pudong Development Bank Co. Ltd., Class A	9,300	12,881

Shanghai Putailai New Energy Technology Group Co. Ltd.	1,160	5,252

Shanghai Rural Commercial Bank Co. Ltd., Class A	7,000	8,795

Shanghai United Imaging Healthcare Co. Ltd., Class A	246	4,374

Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	2,100	10,784

Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,600	1,606

	Number of Shares	Value $

Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	420	7,965

Shenwan Hongyuan Group Co. Ltd., Class A	11,900	7,757

Shenzhen Inovance Technology Co. Ltd., Class A	1,050	11,479

Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	290	6,508

Shenzhen Transsion Holdings Co. Ltd., Class A	368	3,275

Shenzhou International Group Holdings Ltd.	4,739	28,070

Sichuan Chuantou Energy Co. Ltd., Class A	1,900	4,353

Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H *	400	23,581

Sichuan Road & Bridge Group Co. Ltd., Class A	3,920	5,076

Sinopharm Group Co. Ltd., Class H	7,555	16,311

Sinotruk Hong Kong Ltd.	4,034	19,179

Smoore International Holdings Ltd., 144A	10,110	11,739

Sungrow Power Supply Co. Ltd., Class A	700	18,416

Sunny Optical Technology Group Co. Ltd.	6,470	69,184

SUPCON Technology Co. Ltd., Class A *	248	3,145

Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A *	700	22,044

Suzhou TFC Optical Communication Co. Ltd., Class A	500	33,642

TAL Education Group, ADR *	2,533	24,595

TBEA Co. Ltd., Class A	1,950	7,307

TCL Technology Group Corp., Class A	1,280	810

TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A *	1,375	1,982

Tencent Holdings Ltd.	43,256	2,357,943

Tencent Music Entertainment Group, ADR	3,902	35,976

Tianqi Lithium Corp., Class A *	800	7,436

Tingyi Cayman Islands Holding Corp.	13,114	19,997

Tongcheng Travel Holdings Ltd.	13,761	24,864

TongFu Microelectronics Co. Ltd., Class A	2,000	19,511

Tongwei Co. Ltd., Class A *	1,700	3,711

Trina Solar Co. Ltd., Class A *	1,184	2,699

Tsingtao Brewery Co. Ltd., Class A	200	1,807

Tsingtao Brewery Co. Ltd., Class H *	5,845	37,098

See Notes to Financial Statements.

8 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

UBTech Robotics Corp. Ltd., Class H *	1,550	20,213

Unigroup Guoxin Microelectronics Co. Ltd., Class A	475	5,568

Unisplendour Corp. Ltd., Class A	1,880	7,959

Vipshop Holdings Ltd., ADR	2,439	34,683

Wanhua Chemical Group Co. Ltd., Class A	1,021	11,085

Weichai Power Co. Ltd., Class A	2,100	10,970

Weichai Power Co. Ltd., Class H	13,146	69,849

Wens Foodstuff Group Co. Ltd., Class A	2,440	4,934

Wuliangye Yibin Co. Ltd., Class A	1,200	15,057

WUS Printed Circuit Kunshan Co. Ltd., Class A	1,500	29,276

WuXi AppTec Co. Ltd., Class A	820	12,315

WuXi AppTec Co. Ltd., Class H, 144A	3,401	56,547

Wuxi Biologics Cayman, Inc., 144A *	24,057	102,344

WuXi XDC Cayman, Inc. *	2,000	14,011

XCMG Construction Machinery Co. Ltd., Class A	1,400	2,018

Xiaomi Corp., Class B, 144A *	122,527	438,395

Xinjiang Daqo New Energy Co. Ltd., Class A *	1,551	4,464

Xinyi Solar Holdings Ltd.	24,900	8,483

XPeng, Inc., Class A *	8,128	66,222

XtalPi Holdings Ltd. *	18,000	18,926

Yadea Group Holdings Ltd., 144A	6,987	10,048

Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H, 144A	2,581	74,826

Yangzijiang Shipbuilding Holdings Ltd.	19,100	54,475

Yankuang Energy Group Co. Ltd., Class A	1,365	4,398

Yankuang Energy Group Co. Ltd., Class H	17,253	32,054

Yealink Network Technology Corp. Ltd., Class A	1,600	8,550

Yonghui Superstores Co. Ltd., Class A *	24,300	13,290

Yonyou Network Technology Co. Ltd., Class A *	1,700	2,606

YTO Express Group Co. Ltd., Class A	900	2,494

Yum China Holdings, Inc.	2,270	99,352

Yunnan Baiyao Group Co. Ltd., Class A	560	4,134

Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	200	3,796

Zhaojin Mining Industry Co. Ltd., Class H	15,343	42,210

	Number of Shares	Value $

Zhejiang China Commodities City Group Co. Ltd., Class A	7,300	13,822

Zhejiang Chint Electrics Co. Ltd., Class A	1,200	5,169

Zhejiang Dahua Technology Co. Ltd., Class A	2,500	6,167

Zhejiang Huayou Cobalt Co. Ltd., Class A	1,150	9,315

Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	600	4,507

Zhejiang Leapmotor Technology Co. Ltd., Class H, 144A *	5,891	29,542

Zhejiang Zheneng Electric Power Co. Ltd., Class A	10,700	10,233

Zhongji Innolight Co. Ltd., Class A	540	92,683

Zhuzhou CRRC Times Electric Co. Ltd., Class H	3,305	17,080

Zijin Mining Group Co. Ltd., Class A	11,700	52,643

Zijin Mining Group Co. Ltd., Class H	39,583	165,567

Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	4,400	4,689

ZTE Corp., Class A *	1,512	8,207

ZTE Corp., Class H *	3,477	11,881

ZTO Express Cayman, Inc.	2,855	63,279

(Cost $12,037,911)		13,950,438

Colombia — 0.0%

Grupo Cibest SA	1,715	35,354

Interconexion Electrica SA ESP	5,828	47,740

(Cost $55,135)		83,094

Czech Republic — 0.0%

CEZ AS	912	55,014

CSG NV *	1,336	28,012

Komercni Banka AS	514	24,402

Moneta Money Bank AS, 144A	2,249	20,048

(Cost $105,196)		127,476

Denmark — 1.0%

A.P. Moller — Maersk A/S, Class A	15	36,331

A.P. Moller — Maersk A/S, Class B	23	56,748

Carlsberg AS, Class B	691	92,892

Coloplast A/S, Class B	895	55,283

Danske Bank A/S	4,386	230,945

Demant A/S *	737	28,777

DSV A/S	1,404	352,657

Genmab A/S *	428	113,817

Novo Nordisk A/S, Class B	22,380	1,023,171

Novonesis Novozymes B, Class B	2,599	151,087

Orsted AS, 144A *	3,190	81,720

Pandora A/S	559	52,430

See Notes to Financial Statements.

DBX ETF Trust | 9

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

ROCKWOOL A/S, Class B	389	12,287

Tryg A/S	2,457	57,823

Vestas Wind Systems A/S	6,801	191,100

(Cost $2,106,618)		2,537,068

Egypt — 0.0%

Commercial International Bank - Egypt (CIB)	14,951	38,079

Eastern Co. SAE	8,112	5,903

Talaat Moustafa Group	5,332	9,802

(Cost $42,381)		53,784

Finland — 0.7%

Elisa OYJ	1,121	53,766

Fortum OYJ	3,130	73,199

Kesko OYJ, Class B	1,984	48,088

Kone OYJ, Class B	2,469	147,621

Metso OYJ	4,765	91,039

Neste OYJ	2,788	91,574

Nokia OYJ	35,092	511,232

Nordea Bank Abp	21,334	409,839

Orion OYJ, Class B	774	64,640

Sampo OYJ, Class A	15,443	163,267

Stora Enso OYJ, Class R	4,064	47,616

UPM-Kymmene OYJ	3,697	107,977

Wartsila OYJ Abp	3,543	144,226

(Cost $1,265,674)		1,954,084

France — 5.0%

Abivax SA *	380	50,263

Accor SA	1,252	68,679

Aeroports de Paris SA	214	28,705

Air Liquide SA	3,944	819,218

Alstom SA *	2,428	48,541

Amundi SA, 144A	458	44,847

AXA SA	11,386	527,640

Ayvens SA, 144A	2,358	31,849

BioMerieux	298	25,843

BNP Paribas SA	6,929	751,221

Bollore SE	4,371	27,735

Bouygues SA	1,259	74,100

Bureau Veritas SA	2,135	64,747

Capgemini SE *	1,087	129,260

Carrefour SA	3,840	71,820

Cie de Saint-Gobain SA	3,097	282,702

Cie Generale des Etablissements Michelin SCA	4,681	172,042

Covivio SA REIT	527	33,962

Credit Agricole SA	5,959	115,380

Danone SA	4,448	316,166

Dassault Aviation SA	137	48,706

Dassault Systemes SE	4,904	107,565

Eiffage SA	538	78,284

Engie SA	12,051	372,070

	Number of Shares	Value $

EssilorLuxottica SA	2,086	426,159

Gecina SA REIT	326	27,929

Getlink SE	2,344	51,291

Hermes International SCA	180	340,122

Ipsen SA	246	44,934

Kering SA	441	131,348

Klepierre SA REIT	1,525	62,292

Legrand SA	1,724	296,906

L’Oreal SA	1,640	731,779

LVMH Moet Hennessy Louis Vuitton SE	1,729	954,003

Orange SA	12,431	260,049

Pernod Ricard SA	1,245	92,096

Publicis Groupe SA	1,715	167,512

Renault SA	1,422	49,079

Rexel SA	1,463	62,814

Safran SA	2,392	852,912

Sanofi SA	7,544	662,501

Sartorius Stedim Biotech	186	38,639

Schneider Electric SE	3,798	1,195,875

Societe Generale SA	4,469	373,382

Sodexo SA	632	34,794

Thales SA	680	189,960

TotalEnergies SE	13,619	1,194,250

Unibail-Rodamco-Westfield REIT *	869	100,691

Veolia Environnement SA	4,028	163,171

Vinci SA	3,253	474,477

(Cost $9,378,642)		13,270,310

Germany — 5.0%

adidas AG	1,142	221,916

Allianz SE	2,624	1,167,938

BASF SE	6,135	363,661

Bayer AG	6,918	294,766

Bayerische Motoren Werke AG	1,794	156,437

Beiersdorf AG	618	49,867

Brenntag SE	990	65,289

Commerzbank AG	4,709	203,555

Continental AG	791	65,838

CTS Eventim AG & Co. KGaA	447	32,404

Daimler Truck Holding AG	3,299	162,191

Delivery Hero SE, 144A *	1,370	59,093

Deutsche Bank AG (b)	12,613	409,871

Deutsche Boerse AG	1,317	380,351

Deutsche Lufthansa AG	4,361	43,644

Deutsche Post AG	6,394	381,848

Deutsche Telekom AG	24,080	810,589

E.ON SE	15,875	337,002

Evonik Industries AG *	1,865	36,567

Fresenius Medical Care AG	1,412	61,250

Fresenius SE & Co. KGaA	2,909	123,066

See Notes to Financial Statements.

10 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

GEA Group AG	1,092	70,627

Hannover Rueck SE	435	117,916

Heidelberg Materials AG	994	221,214

Henkel AG & Co. KGaA	863	62,711

Hensoldt AG	431	44,450

HOCHTIEF AG	109	61,865

Infineon Technologies AG	9,075	858,556

Knorr-Bremse AG	526	63,623

Mercedes-Benz Group AG	4,770	290,371

Merck KGaA	904	137,972

MTU Aero Engines AG	330	120,593

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	908	479,027

Nemetschek SE	420	30,275

Rational AG	59	45,351

Rheinmetall AG	315	475,216

RWE AG	4,128	262,701

SAP SE	7,260	1,314,752

Scout24 SE, 144A	527	44,412

Siemens AG	5,126	1,613,126

Siemens Energy AG	5,339	1,016,563

Siemens Healthineers AG, 144A	2,352	95,799

Symrise AG	887	81,837

Talanx AG	429	51,540

Vonovia SE	5,394	134,828

Zalando SE, 144A *	1,632	44,334

(Cost $8,779,167)		13,166,802

Greece — 0.1%

Alpha Bank SA	10,372	47,303

Eurobank SA	18,479	86,022

Hellenic Telecommunications Organization SA	1,340	28,430

JUMBO SA	895	24,302

National Bank of Greece SA	6,080	105,135

Piraeus Bank SA *	7,647	81,613

Public Power Corp. SA	1,423	35,785

(Cost $285,117)		408,590

Hong Kong — 2.1%

AIA Group Ltd.	71,593	751,384

Alibaba Group Holding Ltd.	117,109	1,806,643

Alibaba Health Information Technology Ltd. *	39,279	18,194

Beijing Enterprises Holdings Ltd.	2,297	9,033

BOC Hong Kong Holdings Ltd.	23,691	144,923

Bosideng International Holdings Ltd.	27,462	14,893

C&D International Investment Group Ltd.	5,572	11,220

China Gas Holdings Ltd.	17,761	15,706

China Merchants Port Holdings Co. Ltd.	8,916	17,509

	Number of Shares	Value $

China Overseas Land & Investment Ltd.	33,847	67,462

China Power International Development Ltd.	30,065	14,271

China Resources Beer Holdings Co. Ltd.	8,452	26,099

China Resources Gas Group Ltd.	5,155	12,097

China Resources Land Ltd.	20,648	93,058

China Resources Power Holdings Co. Ltd.	10,908	29,591

China Ruyi Holdings Ltd. *	57,428	9,966

China Taiping Insurance Holdings Co. Ltd.	8,617	21,848

Chow Tai Fook Jewellery Group Ltd.	11,774	16,511

CK Asset Holdings Ltd.	11,273	68,096

CK Hutchison Holdings Ltd.	18,376	165,191

CK Infrastructure Holdings Ltd.	3,282	24,855

CLP Holdings Ltd.	10,629	103,755

Far East Horizon Ltd.	11,701	11,482

Futu Holdings Ltd., ADR	350	36,424

Galaxy Entertainment Group Ltd.	12,920	51,634

GCL Technology Holdings Ltd. *	116,245	12,311

Geely Automobile Holdings Ltd.	42,952	103,148

Guangdong Investment Ltd.	16,239	17,302

Henderson Land Development Co. Ltd.	7,911	31,253

HKT Trust & HKT Ltd. (a)	36,023	55,619

Hong Kong & China Gas Co. Ltd.	77,303	70,725

Hong Kong Exchanges & Clearing Ltd.	8,663	441,944

Hongkong Land Holdings Ltd.	9,010	68,656

Jardine Matheson Holdings Ltd.	1,238	82,178

Kingboard Laminates Holdings Ltd.	7,000	48,769

Kunlun Energy Co. Ltd.	21,049	19,231

Link REIT	18,382	94,714

MTR Corp. Ltd.	8,060	32,438

Orient Overseas International Ltd.	824	14,310

Power Assets Holdings Ltd.	8,459	64,871

Prudential PLC	17,565	253,461

Sino Biopharmaceutical Ltd.	67,604	43,046

Sino Land Co. Ltd.	29,162	43,946

SITC International Holdings Co. Ltd.	7,015	30,989

Sun Hung Kai Properties Ltd.	9,586	161,094

Swire Pacific Ltd., Class A	1,744	18,159

Techtronic Industries Co. Ltd.	9,781	145,151

Want Want China Holdings Ltd.	25,127	13,338

WH Group Ltd., 144A	55,694	64,315

Wharf Real Estate Investment Co. Ltd.	9,885	30,323

See Notes to Financial Statements.

DBX ETF Trust | 11

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

Zijin Gold International Co. Ltd. *	2,500	41,375

(Cost $4,818,079)		5,544,511

Hungary — 0.1%

MOL Hungarian Oil & Gas PLC	2,764	35,106

OTP Bank Nyrt	1,427	195,497

Richter Gedeon Nyrt	1,196	50,610

(Cost $126,782)		281,213

India — 3.3%

ABB India Ltd.	270	20,614

Adani Enterprises Ltd.	946	29,250

Adani Ports & Special Economic Zone Ltd.	3,204	60,863

Adani Power Ltd. *	25,252	64,690

Aditya Birla Capital Ltd. *	6,492	24,827

Alkem Laboratories Ltd.	221	12,790

Ambuja Cements Ltd.	3,510	16,547

APL Apollo Tubes Ltd.	732	14,109

Apollo Hospitals Enterprise Ltd.	637	54,826

Ashok Leyland Ltd.	16,502	27,001

Asian Paints Ltd.	2,564	72,105

AU Small Finance Bank Ltd., 144A	2,286	23,695

Aurobindo Pharma Ltd.	1,347	20,225

Avenue Supermarts Ltd., 144A *	1,026	43,789

Axis Bank Ltd.	14,998	203,120

Bajaj Auto Ltd.	395	43,492

Bajaj Finance Ltd. *	15,893	151,945

Bajaj Finserv Ltd.	2,585	48,533

Bajaj Holdings & Investment Ltd.	181	19,740

Balkrishna Industries Ltd.	396	9,193

Bank of Baroda	4,431	12,523

Bharat Electronics Ltd.	23,897	103,323

Bharat Forge Ltd.	1,425	29,358

Bharat Heavy Electricals Ltd.	4,136	18,144

Bharat Petroleum Corp. Ltd.	10,782	33,833

Bharti Airtel Ltd.	17,121	329,624

Bosch Ltd.	80	30,842

Britannia Industries Ltd.	609	33,364

BSE Ltd. *	1,330	58,045

Canara Bank	14,234	19,598

CG Power & Industrial Solutions Ltd.	3,489	33,695

Cholamandalam Investment and Finance Co. Ltd.	2,574	41,664

Cipla Ltd.	3,336	49,197

Coal India Ltd.	10,448	50,359

Colgate-Palmolive India Ltd.	646	14,007

Coromandel International Ltd.	984	18,164

Cummins India Ltd.	967	59,862

Dabur India Ltd.	2,240	10,455

Divi’s Laboratories Ltd.	846	59,371

Dixon Technologies India Ltd.	184	22,320

	Number of Shares	Value $

DLF Ltd.	3,908	24,295

Dr Reddy’s Laboratories Ltd.	3,245	44,525

Eicher Motors Ltd.	873	65,953

Eternal Ltd. *	16,416	43,300

Federal Bank Ltd.	12,970	39,449

Fortis Healthcare Ltd.	3,352	32,760

FSN E-Commerce Ventures Ltd. *	8,548	23,601

GAIL India Ltd.	10,749	18,614

GE Vernova T&D India Ltd.	850	46,066

GMR Airports Ltd. *	13,971	14,761

Godrej Consumer Products Ltd.	2,130	23,078

Godrej Properties Ltd. *	708	13,137

Grasim Industries Ltd.	1,656	54,428

Havells India Ltd.	1,388	17,194

HCL Technologies Ltd.	6,018	74,991

HDFC Asset Management Co. Ltd., 144A	910	25,617

HDFC Bank Ltd.	75,819	594,221

HDFC Life Insurance Co. Ltd., 144A	5,258	32,921

Hero MotoCorp Ltd.	721	37,211

Hindalco Industries Ltd.	8,668	102,803

Hindustan Aeronautics Ltd.	1,311	59,392

Hindustan Petroleum Corp. Ltd.	5,749	23,834

Hindustan Unilever Ltd.	5,283	119,757

Hitachi Energy India Ltd.	91	36,826

ICICI Bank Ltd.	33,902	448,363

ICICI Lombard General Insurance Co. Ltd., 144A	1,495	28,204

ICICI Prudential Life Insurance Co. Ltd., 144A	2,347	12,450

IDFC First Bank Ltd.	21,661	16,262

Indian Hotels Co. Ltd.	5,395	37,155

Indian Oil Corp. Ltd.	19,537	28,841

Indus Towers Ltd. *	7,247	33,721

IndusInd Bank Ltd. *	3,843	36,988

Info Edge India Ltd.	1,764	18,476

Infosys Ltd.	19,490	238,168

InterGlobe Aviation Ltd., 144A	1,140	52,860

ITC Ltd.	19,685	59,449

Jindal Stainless Ltd.	2,433	17,546

Jindal Steel Ltd.	1,782	22,645

Jio Financial Services Ltd.	17,639	44,367

JSW Energy Ltd.	2,972	18,616

JSW Steel Ltd.	3,370	45,335

Kotak Mahindra Bank Ltd.	36,879	149,146

L&T Finance Ltd.	7,522	22,693

Larsen & Toubro Ltd.	4,510	193,526

Lodha Developers Ltd., 144A	1,607	15,869

LTIMindtree Ltd., 144A	340	14,536

Lupin Ltd.	1,310	31,270

Mahindra & Mahindra Ltd.	5,443	174,497

See Notes to Financial Statements.

12 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

Malco Energy Ltd. * (c)	7,701	5,256

Mankind Pharma Ltd.	1,540	38,510

Marico Ltd.	3,178	27,488

Maruti Suzuki India Ltd.	851	117,590

Max Healthcare Institute Ltd.	5,180	52,623

Mphasis Ltd.	664	15,876

MRF Ltd.	13	16,889

Multi Commodity Exchange of India Ltd.	889	27,648

Muthoot Finance Ltd.	805	28,327

Nestle India Ltd.	3,702	55,394

NHPC Ltd.	19,812	16,448

NMDC Ltd.	13,836	12,815

NTPC Ltd.	29,185	118,860

Oberoi Realty Ltd.	674	12,111

Oil & Natural Gas Corp. Ltd.	17,681	49,395

One 97 Communications Ltd. *	2,621	30,867

Page Industries Ltd.	79	31,762

PB Fintech Ltd. *	1,771	31,738

Persistent Systems Ltd.	508	27,776

Petronet LNG Ltd.	3,652	10,420

Phoenix Mills Ltd.	1,897	35,368

PI Industries Ltd.	474	13,846

Pidilite Industries Ltd.	1,510	23,569

Polycab India Ltd.	316	31,525

Power Finance Corp. Ltd.	8,378	37,798

Power Grid Corp. of India Ltd.	31,100	95,117

Punjab National Bank	13,880	15,494

REC Ltd.	6,873	24,428

Reliance Industries Ltd.	25,440	353,803

Reliance Industries Ltd., GDR, 144A	3,553	198,613

Samvardhana Motherson International Ltd.	33,630	51,592

SBI Cards & Payment Services Ltd.	667	4,384

SBI Life Insurance Co. Ltd., 144A	2,570	49,509

Shree Cement Ltd.	27	7,183

Shriram Finance Ltd.	9,165	91,375

Siemens Energy India Ltd.	772	31,466

Siemens Ltd. *	531	21,486

Solar Industries India Ltd.	127	24,393

SRF Ltd.	1,311	37,478

State Bank of India	11,729	119,068

Sun Pharmaceutical Industries Ltd.	6,127	116,039

Sundaram Finance Ltd.	420	18,519

Supreme Industries Ltd.	453	16,923

Suzlon Energy Ltd. *	48,970	29,377

Swiggy Ltd. *	9,422	25,578

Talwandi Sabo Power Ltd. * (c)	7,701	1,854

Tata Consultancy Services Ltd.	6,047	143,785

Tata Consumer Products Ltd.	3,552	44,060

	Number of Shares	Value $

Tata Motors Ltd. *	13,037	52,079

Tata Motors Passenger Vehicles Ltd.	13,037	54,056

Tata Power Co. Ltd.	8,339	36,933

Tata Steel Ltd.	48,030	105,171

Tech Mahindra Ltd.	3,340	52,171

Titan Co. Ltd.	2,227	95,524

Torrent Pharmaceuticals Ltd.	957	44,433

Torrent Power Ltd.	1,113	16,640

Trent Ltd.	1,130	50,243

Tube Investments of India Ltd.	608	20,105

TVS Motor Co. Ltd.	1,910	67,467

UltraTech Cement Ltd.	758	91,614

Union Bank of India Ltd.	11,134	19,676

United Spirits Ltd.	1,893	25,306

UPL Ltd.	4,468	30,326

Varun Beverages Ltd.	9,948	55,290

Vedanta Aluminium Metal Ltd. * (c)	7,701	30,812

Vedanta Iron and Steel Ltd. * (c)	7,701	1,318

Vedanta Ltd.	7,701	28,583

Vishal Mega Mart Ltd. *	18,083	23,179

Vodafone Idea Ltd. *	204,723	30,148

Voltas Ltd.	1,318	17,282

WAAREE Energies Ltd.	743	24,564

Wipro Ltd.	24,145	51,912

Yes Bank Ltd. *	52,644	12,829

Zydus Lifesciences Ltd.	1,681	19,070

(Cost $7,125,191)		8,766,973

Indonesia — 0.2%

Bumi Resources Minerals Tbk PT *	414,912	13,815

GoTo Gojek Tokopedia Tbk PT *	6,406,034	17,924

PT Astra International Tbk	156,849	43,886

PT Bank Central Asia Tbk	356,548	113,728

PT Bank Mandiri Persero Tbk	254,529	58,113

PT Bank Negara Indonesia Persero Tbk	100,808	20,873

PT Bank Rakyat Indonesia Persero Tbk	483,974	79,895

PT Barito Pacific Tbk *	173,935	18,883

PT Charoen Pokphand Indonesia Tbk	56,068	13,397

PT Telkom Indonesia Persero Tbk	336,857	57,117

PT United Tractors Tbk	13,643	17,502

(Cost $648,077)		455,133

Ireland — 0.5%

AerCap Holdings NV	1,117	155,699

AIB Group PLC	14,928	175,861

Bank of Ireland Group PLC	6,480	131,778

Experian PLC	6,105	211,542

Kerry Group PLC, Class A	1,157	99,123

See Notes to Financial Statements.

DBX ETF Trust | 13

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

Kingspan Group PLC	1,085	99,472

PDD Holdings, Inc., ADR *	3,979	335,987

Ryanair Holdings PLC	2,854	83,655

(Cost $1,014,926)		1,293,117

Israel — 0.7%

Azrieli Group Ltd.	309	51,323

Bank Hapoalim BM	9,406	241,864

Bank Leumi Le-Israel BM	10,565	267,956

Check Point Software Technologies Ltd. *	567	76,573

Elbit Systems Ltd.	183	164,405

Enlight Renewable Energy Ltd. *	983	105,918

Harel Insurance Investments & Financial Services Ltd.	840	53,329

ICL Group Ltd.	5,041	33,255

Israel Discount Bank Ltd., Class A	8,665	96,223

Mizrahi Tefahot Bank Ltd.	1,067	82,007

Nova Ltd. *	201	105,009

OPC Energy Ltd. *	1,210	53,129

Phoenix Financial Ltd.	1,531	101,759

Teva Pharmaceutical Industries Ltd., ADR *	8,008	282,843

Tower Semiconductor Ltd. *	778	222,321

(Cost $1,090,995)		1,937,914

Italy — 1.8%

Banca Mediolanum SpA	1,239	28,629

Banca Monte dei Paschi di Siena SpA	13,385	144,070

Banco BPM SpA	7,288	114,632

BPER Banca SPA	10,871	147,316

Buzzi SpA	516	27,987

Davide Campari-Milano NV	4,164	27,208

Enel SpA	53,240	597,704

Eni SpA	12,668	332,902

Ferrari NV	858	295,428

FinecoBank Banca Fineco SpA	4,287	104,808

Generali	5,684	256,640

Intesa Sanpaolo SpA	96,804	655,681

Italgas SpA	4,076	47,851

Leonardo SpA	2,750	174,558

Moncler SpA	1,579	102,880

Poste Italiane SpA	3,481	102,968

Prysmian SpA	1,916	330,754

Recordati Industria Chimica e Farmaceutica SpA	764	45,893

Snam SpA	14,385	105,135

Telecom Italia SpA *	112,832	95,915

Terna - Rete Elettrica Nazionale	9,151	105,158

UniCredit SpA	9,253	801,250

Unipol Assicurazioni SpA	2,683	66,470

(Cost $2,453,985)		4,711,837

	Number of Shares	Value $

Japan — 13.4%

Advantest Corp.	5,200	854,450

Aeon Co. Ltd.	14,300	124,939

AGC, Inc.	1,000	43,563

Aisin Corp.	3,100	46,977

Ajinomoto Co., Inc.	5,934	191,957

ANA Holdings, Inc.	1,000	18,764

Asahi Group Holdings Ltd.	10,600	101,398

Asahi Kasei Corp.	9,400	105,471

Asics Corp.	4,520	137,446

Astellas Pharma, Inc.	12,700	182,049

Bandai Namco Holdings, Inc.	3,500	80,014

Bridgestone Corp.	7,600	164,297

Canon, Inc.	5,400	143,354

Capcom Co. Ltd.	2,100	39,768

Central Japan Railway Co.	5,600	122,327

Chiba Bank Ltd.	3,700	54,037

Chubu Electric Power Co., Inc.	5,300	97,338

Chugai Pharmaceutical Co. Ltd.	4,581	227,001

Dai Nippon Printing Co. Ltd.	3,300	57,405

Daifuku Co. Ltd.	2,500	114,762

Daiichi Life Group, Inc.	23,700	243,451

Daiichi Sankyo Co. Ltd.	11,574	196,249

Daikin Industries Ltd.	1,813	265,066

Daito Trust Construction Co. Ltd.	2,500	49,791

Daiwa House Industry Co. Ltd.	3,471	94,455

Daiwa Securities Group, Inc.	9,800	92,330

Denso Corp.	11,400	136,572

Disco Corp.	623	254,614

East Japan Railway Co.	6,910	148,036

Ebara Corp.	3,200	114,185

Eisai Co. Ltd.	2,000	50,030

ENEOS Holdings, Inc.	17,793	145,850

FANUC Corp.	6,625	328,286

Fast Retailing Co. Ltd.	1,367	706,653

Fuji Electric Co. Ltd.	800	77,556

FUJIFILM Holdings Corp.	8,000	166,867

Fujikura Ltd.	10,000	299,564

Fujitsu Ltd.	11,800	249,536

Furukawa Electric Co. Ltd.	500	163,438

Hankyu Hanshin Holdings, Inc.	1,900	55,867

Hikari Tsushin, Inc.	100	22,949

Hitachi Ltd.	30,740	997,098

Honda Motor Co. Ltd.	24,848	226,614

Hoya Corp.	2,340	397,873

Hulic Co. Ltd.	2,500	26,669

Ibiden Co. Ltd.	1,500	216,620

Idemitsu Kosan Co. Ltd.	5,360	47,066

IHI Corp.	7,400	128,541

Inpex Corp.	6,400	144,825

Isuzu Motors Ltd.	3,400	50,136

See Notes to Financial Statements.

14 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

ITOCHU Corp.	39,500	480,032

Japan Exchange Group, Inc.	7,900	96,775

Japan Post Bank Co. Ltd.	12,600	242,799

Japan Post Holdings Co. Ltd.	11,499	149,310

Japan Post Insurance Co. Ltd.	3,300	29,619

Japan Tobacco, Inc.	8,029	310,896

JFE Holdings, Inc.	4,900	52,318

JX Advanced Metals Corp.	3,600	88,810

Kajima Corp.	2,800	103,850

Kansai Electric Power Co., Inc.	5,800	85,053

Kao Corp.	3,211	123,287

Kawasaki Heavy Industries Ltd.	4,900	96,514

Kawasaki Kisen Kaisha Ltd.	2,100	33,228

KDDI Corp.	19,400	333,575

Keyence Corp.	1,358	683,071

Kikkoman Corp.	5,900	51,604

Kioxia Holdings Corp. *	2,200	909,616

Kirin Holdings Co. Ltd.	5,925	101,134

Komatsu Ltd.	6,000	247,776

Konami Group Corp.	600	71,315

Kubota Corp.	6,600	117,774

Kyocera Corp.	8,018	175,347

Kyowa Kirin Co. Ltd.	1,200	18,874

Lasertec Corp.	562	141,607

LY Corp.	19,300	50,569

Makita Corp.	1,400	48,646

Marubeni Corp.	9,400	306,674

MINEBEA MITSUMI, Inc.	2,800	80,203

Mitsubishi Chemical Group Corp.	9,300	66,977

Mitsubishi Corp.	21,219	674,814

Mitsubishi Electric Corp.	13,000	535,297

Mitsubishi Estate Co. Ltd.	7,400	188,456

Mitsubishi HC Capital, Inc.	7,200	58,838

Mitsubishi Heavy Industries Ltd.	21,900	523,350

Mitsubishi UFJ Financial Group, Inc.	74,600	1,404,737

Mitsui & Co. Ltd.	16,400	544,727

Mitsui Fudosan Co. Ltd.	17,913	172,140

Mitsui Kinzoku Co. Ltd.	400	129,671

Mitsui OSK Lines Ltd.	2,300	79,081

Mizuho Financial Group, Inc.	16,447	743,014

MS&AD Insurance Group Holdings, Inc.	8,327	224,141

Murata Manufacturing Co. Ltd.	11,165	674,744

NEC Corp.	9,025	232,503

Nexon Co. Ltd.	3,160	44,444

NIDEC CORP *	6,428	112,686

Nintendo Co. Ltd.	7,786	349,445

Nippon Building Fund, Inc. REIT	68	54,395

Nippon Paint Holdings Co. Ltd.	8,500	56,386

Nippon Sanso Holdings Corp.	1,000	38,828

	Number of Shares	Value $

Nippon Steel Corp.	31,050	110,463

Nippon Yusen KK	2,400	80,063

Nissan Motor Co. Ltd. *	13,500	33,635

Nitori Holdings Co. Ltd.	2,005	32,965

Nitto Denko Corp.	4,900	92,007

Nomura Holdings, Inc.	21,300	171,855

Nomura Research Institute Ltd.	3,056	96,363

NTT, Inc.	191,700	179,946

Obayashi Corp.	3,900	79,462

Obic Co. Ltd.	2,000	50,093

Olympus Corp.	7,587	85,057

Oriental Land Co. Ltd.	7,125	102,693

ORIX Corp.	7,784	304,830

Osaka Gas Co. Ltd.	2,308	77,689

Otsuka Corp.	1,716	31,128

Otsuka Holdings Co. Ltd.	2,883	212,064

Pan Pacific International Holdings Corp.	11,500	63,412

Panasonic Holdings Corp.	16,481	382,882

Rakuten Group, Inc. *	10,300	48,200

Recruit Holdings Co. Ltd.	9,300	617,217

Renesas Electronics Corp.	11,965	338,069

Resona Holdings, Inc.	13,400	171,596

Resonac Holdings Corp.	1,200	141,048

Ryohin Keikaku Co. Ltd.	3,300	80,456

Sanrio Co. Ltd.	5,400	29,030

SBI Holdings, Inc.	3,034	55,436

SCREEN Holdings Co. Ltd.	1,200	83,785

Secom Co. Ltd.	3,010	120,011

Seibu Holdings, Inc.	1,900	33,636

Sekisui House Ltd.	3,800	80,001

Seven & i Holdings Co. Ltd.	14,583	170,264

Shimano, Inc.	453	46,945

Shimizu Corp.	3,200	53,877

Shin-Etsu Chemical Co. Ltd.	11,395	555,065

Shionogi & Co. Ltd.	5,827	109,760

Shiseido Co. Ltd.	3,127	55,181

SMC Corp.	414	179,647

SoftBank Corp.	205,100	277,261

SoftBank Group Corp.	25,600	1,204,091

Sompo Holdings, Inc.	5,900	220,715

Sony Group Corp.	40,800	882,273

Subaru Corp.	3,400	52,132

Sumitomo Corp.	7,000	312,015

Sumitomo Electric Industries Ltd.	4,900	387,194

Sumitomo Metal Mining Co. Ltd.	1,728	98,658

Sumitomo Mitsui Financial Group, Inc.	25,200	920,722

Sumitomo Mitsui Trust Holdings, Inc.	3,920	134,732

Sumitomo Realty & Development Co. Ltd.	3,612	84,299

See Notes to Financial Statements.

DBX ETF Trust | 15

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

Suntory Beverage & Food Ltd.	800	21,745

Suzuki Motor Corp.	11,200	138,783

T&D Holdings, Inc.	2,500	65,834

Taisei Corp.	1,000	87,967

Takeda Pharmaceutical Co. Ltd.	10,753	345,549

TDK Corp.	13,275	342,409

Terumo Corp.	8,700	131,157

Toho Co. Ltd.	3,500	27,008

Tokio Marine Holdings, Inc.	12,453	556,012

Tokyo Electron Ltd.	3,164	1,041,389

Tokyo Gas Co. Ltd.	1,700	68,100

TOPPAN Holdings, Inc.	1,800	51,559

Toray Industries, Inc.	10,047	75,196

Toyota Motor Corp.	65,820	1,257,178

Toyota Tsusho Corp.	4,400	191,454

Unicharm Corp.	8,615	51,290

West Japan Railway Co.	2,441	40,286

Yamaha Motor Co. Ltd.	7,400	60,914

Yokogawa Electric Corp.	1,461	45,876

Yokohama Financial Group, Inc.	8,100	82,569

Zensho Holdings Co. Ltd.	600	30,334

(Cost $21,183,193)		35,585,586

Kazakhstan — 0.0%

Solidcore Resources PLC * (c)

(Cost $24,991)	1,592	0

Kuwait — 0.2%

Boubyan Bank KSCP	11,752	24,871

Gulf Bank KSCP	8,492	9,603

Kuwait Finance House KSCP	79,305	199,864

Mabanee Co KPSC	4,334	13,821

Mobile Telecommunications Co. KSCP	10,680	20,636

National Bank of Kuwait SAKP	59,856	164,580

(Cost $338,022)		433,375

Luxembourg — 0.2%

ArcelorMittal SA	2,843	196,710

CVC Capital Partners PLC, 144A	1,518	24,328

Eurofins Scientific SE	922	67,171

Millicom International Cellular SA	660	56,338

Reinet Investments SCA	986	29,804

Tenaris SA	2,240	68,166

(Cost $272,976)		442,517

Macau — 0.0%

Sands China Ltd.

(Cost $54,122)	14,974	29,291

Malaysia — 0.3%

AMMB Holdings Bhd	15,987	26,127

Celcomdigi Bhd	20,644	15,880

CIMB Group Holdings Bhd	52,918	99,830

	Number of Shares	Value $

Gamuda Bhd	41,736	44,209

Hong Leong Bank Bhd	3,524	18,558

IHH Healthcare Bhd	10,291	23,385

IOI Corp. Bhd	12,200	12,277

Kuala Lumpur Kepong Bhd	2,217	11,362

Malayan Banking Bhd	40,323	108,206

Maxis Bhd	12,100	11,322

MISC Bhd	5,800	11,922

Petronas Chemicals Group Bhd	21,257	27,932

Petronas Gas Bhd	5,441	23,465

Press Metal Aluminium Holdings Bhd	33,600	76,267

Public Bank Bhd	100,700	119,621

RHB Bank Bhd	10,731	22,220

SD Guthrie Bhd	12,711	18,626

Sunway Bhd	28,700	39,087

Telekom Malaysia Bhd	4,800	8,958

Tenaga Nasional Bhd	19,600	70,590

YTL Corp. Bhd	25,200	13,029

YTL Power International Bhd	24,800	26,020

(Cost $656,253)		828,893

Mexico — 0.6%

America Movil SAB de CV, Series B	105,416	133,647

Arca Continental SAB de CV	3,686	47,865

Cemex SAB de CV, Series CPO	97,186	127,978

Coca-Cola Femsa SAB de CV	3,591	38,816

Fibra Uno Administracion SA de CV REIT	19,917	34,464

Fomento Economico Mexicano SAB de CV	10,812	128,862

Fresnillo PLC	1,499	66,335

Gruma SAB de CV, Class B	1,091	18,297

Grupo Aeroportuario del Centro Norte SAB de CV	1,540	19,366

Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,757	64,933

Grupo Aeroportuario del Sureste SAB de CV, Class B	1,305	38,689

Grupo Bimbo SAB de CV, Series A	7,985	27,492

Grupo Carso SAB de CV, Series A1	4,174	33,102

Grupo Financiero Banorte SAB de CV, Class O	17,825	185,879

Grupo Financiero Inbursa SAB de CV, Class O	10,249	25,479

Grupo Mexico SAB de CV, Series B	21,171	262,839

Industrias Penoles SAB de CV	1,594	92,707

Kimberly-Clark de Mexico SAB de CV, Class A	9,643	21,358

Prologis Property Mexico SA de CV REIT	7,824	37,619

See Notes to Financial Statements.

16 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

Promotora y Operadora de Infraestructura SAB de CV	1,325	21,336

Sigma Foods SAB de CV	28,772	27,532

Wal-Mart de Mexico SAB de CV	36,750	111,075

(Cost $988,864)		1,565,670

Netherlands — 3.8%

ABN AMRO Bank NV CVA	3,944	156,962

Adyen NV, 144A *	191	209,260

Aegon Ltd.	9,583	81,731

Airbus SE	4,135	866,705

Akzo Nobel NV	1,228	94,047

Argenx SE *	435	363,084

ASM International NV	327	342,661

ASML Holding NV	2,714	4,383,738

ASR Nederland NV	1,005	75,374

BE Semiconductor Industries NV	480	159,228

Euronext NV, 144A	506	82,392

EXOR NV	682	53,258

Ferrovial NV	3,395	232,448

Heineken Holding NV	880	63,536

Heineken NV	2,073	162,148

ING Groep NV	20,669	643,692

JBS NV	2,454	29,674

Koninklijke Ahold Delhaize NV	6,177	260,600

Koninklijke KPN NV	27,689	144,236

Koninklijke Philips NV	5,207	138,900

Magnum Ice Cream Co. NV *	3,392	54,770

Nebius Group N.V., Class A * (c)	1,576	0

Nebius Group NV *	1,396	322,602

NEPI Rockcastle NV *	4,693	41,034

NN Group NV	1,856	155,176

Prosus NV *	9,157	416,762

QIAGEN NV	1,496	55,218

Stellantis NV *	15,640	125,235

Universal Music Group NV	7,367	167,561

Wolters Kluwer NV	1,453	103,415

X5 Retail Group NV, GDR * (c)	635	0

(Cost $5,374,266)		9,985,447

New Zealand — 0.1%

Auckland International Airport Ltd.	12,588	62,342

Contact Energy Ltd.	6,176	35,284

Fisher & Paykel Healthcare Corp. Ltd.	3,993	89,168

Infratil Ltd.	6,699	63,224

Meridian Energy Ltd.	9,646	33,908

Xero Ltd. *	1,113	60,134

(Cost $320,992)		344,060

Norway — 0.4%

Aker BP ASA	2,151	77,373

DNB Bank ASA	5,605	174,216

	Number of Shares	Value $

Equinor ASA	4,829	175,008

Gjensidige Forsikring ASA	1,259	34,775

Kongsberg Gruppen ASA	2,890	103,799

Mowi ASA	3,092	68,217

Norsk Hydro ASA	8,965	109,754

Orkla ASA	5,333	56,321

Salmar ASA	575	35,726

Telenor ASA	4,139	67,637

Var Energi ASA	6,658	32,784

Yara International ASA	1,373	74,660

(Cost $670,073)		1,010,270

Peru — 0.1%

Cia de Minas Buenaventura

SAA, ADR	1,453	53,601

Credicorp Ltd.	457	156,582

(Cost $103,111)		210,183

Philippines — 0.1%

Ayala Corp.	1,320	9,356

Ayala Land, Inc.	41,600	9,847

Bank of the Philippine Islands	12,355	18,834

BDO Unibank, Inc.	16,259	30,117

International Container Terminal Services, Inc.	6,530	79,773

Manila Electric Co.	1,900	17,597

Metropolitan Bank & Trust Co.	10,741	11,073

PLDT, Inc.	455	8,487

SM Investments Corp.	2,385	22,225

SM Prime Holdings, Inc.	68,100	20,343

(Cost $241,270)		227,652

Poland — 0.4%

Allegro.eu SA, 144A *	4,257	40,806

Asseco Poland SA	489	26,528

Bank Millennium SA *	4,927	26,973

Bank Polska Kasa Opieki SA *	1,320	88,042

Budimex SA	112	21,599

CD Projekt SA	464	29,758

Dino Polska SA, 144A *	3,649	30,989

Erste Bank Polska	298	50,418

InPost SA *	1,407	25,208

KGHM Polska Miedz SA *	1,079	103,995

LPP SA	6	37,356

mBank SA *	122	43,058

ORLEN SA	4,178	163,307

PGE Polska Grupa Energetyczna SA *	6,391	18,644

Powszechna Kasa Oszczednosci Bank Polski SA	6,170	175,229

Powszechny Zaklad Ubezpieczen SA	4,448	78,983

(Cost $556,129)		960,893

See Notes to Financial Statements.

DBX ETF Trust | 17

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

Portugal — 0.1%

Banco Comercial Portugues SA, Class R	56,210	63,754

EDP SA	19,243	98,017

Galp Energia SGPS SA	3,276	71,207

Jeronimo Martins SGPS SA	1,706	36,136

(Cost $207,945)		269,114

Qatar — 0.1%

Al Rayan Bank	38,695	23,115

Commercial Bank PSQC	17,774	20,503

Dukhan Bank	10,103	9,617

Industries Qatar QSC	8,171	27,603

Mesaieed Petrochemical Holding Co.	25,772	8,706

Nebras Energy	2,691	10,776

Ooredoo QPSC	5,300	19,506

Qatar Fuel QSC	2,870	11,051

Qatar Gas Transport Co. Ltd.	16,385	19,531

Qatar International Islamic Bank QSC	7,864	23,758

Qatar Islamic Bank QPSC	11,946	74,740

Qatar National Bank QPSC	30,346	148,355

(Cost $353,053)		397,261

Russia — 0.0%

Alrosa PJSC * (c)	15,266	0

Gazprom PJSC * (c)	63,321	0

GMK Norilskiy Nickel PAO * (c)	35,200	0

Inter RAO UES PJSC * (c)	208,853	0

LUKOIL PJSC * (c)	2,194	0

Magnit PJSC * (c)	443	0

Moscow Exchange MICEX-RTS PJSC * (c)	8,105	0

Novatek PJSC * (c)	5,150	0

Novolipetsk Steel PJSC * (c)	7,219	0

Ozon Holdings PLC, ADR * (c)	16	0

Ozon International * (c)	306	0

PhosAgro PJSC * (c)	4	0

PhosAgro PJSC * (c)	217	0

Polyus PJSC * (c)	2,040	0

Rosneft Oil Co. PJSC * (c)	6,103	0

Sberbank of Russia PJSC * (c)	57,586	0

Severstal PAO * (c)	1,243	0

Surgutneftegas PAO * (c)	29,592	0

Tatneft PJSC * (c)	7,874	0

T-Tekhnologii MKPAO * (c)	700	0

United Co. RUSAL International PJSC * (c)	21,438	0

VK IPJSC * (c)	417	0

VK IPJSC, GDR * (c)	35	0

VTB Bank PJSC * (c)	3,389	0

(Cost $1,001,896)		0

	Number of Shares	Value $

Saudi Arabia — 0.8%

ACWA Power Co. *	1,660	81,704

Ades Holding Co.	1,878	9,849

Al Rajhi Bank	20,458	363,082

Alinma Bank	9,753	62,376

Almarai Co. JSC	3,778	46,412

Arab National Bank	7,913	44,704

Arabian Internet & Communications Services Co.	132	7,513

Bank AlBilad	4,154	26,988

Bank Al-Jazira	3,888	11,811

Banque Saudi Fransi	7,693	39,217

Bupa Arabia for Cooperative Insurance Co.	403	18,439

Co. for Cooperative Insurance *	415	15,261

Dar Al Arkan Real Estate Development Co. *	3,148	14,076

Dr Sulaiman Al Habib Medical Services Group Co.	509	29,542

Elm Co.	176	32,174

Etihad Etisalat Co.	2,343	39,710

Jarir Marketing Co.	3,200	13,448

Mouwasat Medical Services Co.	497	8,761

Riyad Bank	15,569	83,558

SABIC Agri-Nutrients Co.	1,398	51,672

SAL Saudi Logistics Services	155	7,051

Saudi Arabian Mining Co. *	8,073	133,704

Saudi Arabian Oil Co., 144A	43,310	322,003

Saudi Awwal Bank	8,498	77,267

Saudi Basic Industries Corp.	6,075	92,600

Saudi Energy Co.	3,192	14,333

Saudi Investment Bank	3,382	12,077

Saudi National Bank	21,212	222,713

Saudi Tadawul Group Holding Co.	210	7,695

Saudi Telecom Co.	14,716	172,705

Yanbu National Petrochemical Co.	1,411	12,799

(Cost $1,837,539)		2,075,244

Singapore — 1.0%

BOC Aviation Ltd., 144A	1,235	12,055

CapitaLand Ascendas REIT	24,708	48,400

CapitaLand Integrated Commercial Trust REIT	36,607	65,111

CapitaLand Investment Ltd.	18,057	35,937

DBS Group Holdings Ltd.	14,746	726,064

Grab Holdings Ltd., Class A *	16,310	57,737

Keppel Ltd.	10,500	88,525

Oversea-Chinese Banking Corp. Ltd.	22,766	417,414

Sea Ltd., ADR *	2,450	221,798

Sembcorp Industries Ltd.	8,500	42,558

Singapore Airlines Ltd.	8,250	43,828

See Notes to Financial Statements.

18| DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

Singapore Exchange Ltd.	6,193	106,173

Singapore Technologies Engineering Ltd.	11,430	101,918

Singapore Telecommunications Ltd.	53,200	180,911

Trip.com Group Ltd. *	4,081	192,050

United Overseas Bank Ltd.	8,422	248,123

Wilmar International Ltd.	13,237	37,235

(Cost $1,825,030)		2,625,837

South Africa — 0.9%

Absa Group Ltd.	5,968	87,280

Bid Corp. Ltd.	2,443	61,306

Bidvest Group Ltd.	2,114	30,471

Capitec Bank Holdings Ltd.	624	171,638

Clicks Group Ltd.	1,429	20,666

Discovery Ltd.	3,684	63,238

FirstRand Ltd.	35,279	200,991

Gold Fields Ltd.	6,169	244,047

Harmony Gold Mining Co. Ltd.	3,984	72,754

Impala Platinum Holdings Ltd.	6,043	86,402

MTN Group Ltd.	11,581	154,842

Naspers Ltd., Class N	5,485	288,248

Nedbank Group Ltd.	3,250	51,970

Northam Platinum Holdings Ltd.	1,996	38,848

OUTsurance Group Ltd.	6,948	30,359

Pepkor Holdings Ltd., 144A	23,584	31,518

Remgro Ltd.	4,201	49,355

Sanlam Ltd.	12,014	63,541

Sasol Ltd. *	4,064	50,465

Shoprite Holdings Ltd.	3,885	68,370

Sibanye Stillwater Ltd.	19,139	57,600

Standard Bank Group Ltd.	8,682	168,339

Valterra Platinum Ltd.	926	77,254

Valterra Platinum Ltd.	998	83,090

Vodacom Group Ltd.	3,443	32,324

(Cost $1,468,296)		2,284,916

South Korea — 7.4%

Alteogen, Inc. *	285	69,784

Amorepacific Corp.	165	12,602

APR Corp.	164	43,041

Celltrion, Inc. *	1,009	129,155

DB Insurance Co. Ltd.	281	26,683

Doosan Co. Ltd.	51	66,737

Doosan Enerbility Co. Ltd. *	2,992	209,658

Ecopro BM Co. Ltd.	329	47,374

Ecopro Co. Ltd. *	577	53,220

Hana Financial Group, Inc.	1,932	147,560

Hankook Tire & Technology Co. Ltd.	342	15,160

Hanmi Semiconductor Co. Ltd.	259	48,466

Hanwha Aerospace Co. Ltd.	233	181,360

	Number of Shares	Value $

Hanwha Ocean Co. Ltd. *	859	70,282

Hanwha Systems Co. Ltd.	530	36,928

HD Hyundai Co. Ltd.	297	54,690

HD Hyundai Electric Co. Ltd.	170	118,786

HD Hyundai Heavy Industries Co. Ltd.	258	119,156

HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	338	94,873

HLB, Inc. *	700	23,597

HMM Co. Ltd.	1,787	23,194

HYBE Co. Ltd. *	197	28,759

Hyosung Heavy Industries Corp.	36	88,029

Hyundai Engineering & Construction Co. Ltd.	522	50,918

Hyundai Glovis Co. Ltd.	225	36,206

Hyundai Mobis Co. Ltd.	389	198,243

Hyundai Motor Co.	894	428,906

Hyundai Rotem Co. Ltd.	514	68,386

Industrial Bank of Korea	2,840	38,068

Kakao Corp.	1,982	55,172

KakaoBank Corp.	2,139	31,794

KB Financial Group, Inc.	2,419	241,740

Kia Corp.	1,678	188,399

Korea Aerospace Industries Ltd.	444	49,585

Korea Electric Power Corp.	1,645	42,462

Korea Investment Holdings Co. Ltd.	342	53,899

Korean Air Lines Co. Ltd.	983	17,481

Krafton, Inc. *	185	31,611

KT&G Corp.	638	78,194

LG Chem Ltd.	335	81,583

LG Corp.	616	59,924

LG Display Co. Ltd. *	1,760	18,791

LG Electronics, Inc.	655	127,349

LG Energy Solution Ltd. *	304	92,390

LG Uplus Corp.	922	9,869

LIG Defense&Aerospace Co. Ltd.	86	45,711

LS Electric Co. Ltd.	505	80,927

Meritz Financial Group, Inc. *	631	43,086

Mirae Asset Securities Co. Ltd.	1,343	54,718

NAVER Corp.	888	137,885

NH Investment & Securities Co. Ltd.	711	14,248

POSCO Future M Co. Ltd.	210	34,210

POSCO Holdings, Inc.	508	142,759

Posco International Corp.	497	21,041

Samsung Biologics Co. Ltd., 144A *	75	67,833

Samsung C&T Corp.	529	151,820

Samsung Electro-Mechanics Co. Ltd.	369	520,812

Samsung Electronics Co. Ltd.	32,873	6,914,891

Samsung Episholdings Co. Ltd. *	60	19,270

See Notes to Financial Statements.

DBX ETF Trust | 19

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

Samsung Fire & Marine

Insurance Co. Ltd.	202	76,269

Samsung Heavy Industries Co. Ltd. *	4,488	83,238

Samsung Life Insurance Co. Ltd.	620	159,834

Samsung SDI Co. Ltd. *	408	186,267

Samsung SDS Co. Ltd.	278	55,157

Samyang Foods Co. Ltd.	23	18,391

Shinhan Financial Group Co. Ltd.	2,832	175,896

SK hynix, Inc.	3,882	6,009,758

SK Innovation Co. Ltd. *	353	27,921

SK Square Co. Ltd. *	624	510,545

SK Telecom Co. Ltd.	697	46,528

SK, Inc.	273	122,461

S-Oil Corp.	355	25,300

Woori Financial Group, Inc.	4,049	79,798

Yuhan Corp.	446	25,156

(Cost $5,035,521)		19,561,794

Spain — 2.1%

Acciona SA	192	55,271

ACS Actividades de Construccion y Servicios SA	1,253	181,664

Aena SME, 144A	5,448	158,228

Amadeus IT Group SA	3,024	193,079

Banco Bilbao Vizcaya Argentaria SA	39,886	935,578

Banco de Sabadell SA	33,146	112,118

Banco Santander SA	100,949	1,263,189

Bankinter SA	4,814	81,222

CaixaBank SA	25,699	347,714

Cellnex Telecom SA, 144A *	3,097	104,108

EDP Renewables SA	2,072	34,246

EDP Renewables SA *	19	306

Endesa SA	2,309	96,579

Iberdrola SA	42,475	966,086

Indra Sistemas SA	532	35,295

Industria de Diseno Textil SA	7,639	474,910

Mapfre SA	6,167	28,931

Naturgy Energy Group SA	2,278	75,832

Redeia Corp. SA	2,644	45,427

Repsol SA	8,006	205,814

Telefonica SA	23,671	108,728

(Cost $2,990,099)		5,504,325

Sweden — 2.0%

AddTech AB, Class B	1,770	63,147

Alfa Laval AB	1,929	108,514

Assa Abloy AB, Class B	7,044	253,819

Atlas Copco AB, Class A	18,048	346,863

Atlas Copco AB, Class B	10,304	175,210

Beijer Ref AB	2,495	34,778

Boliden AB	1,929	120,297

Epiroc AB, Class A	4,804	142,927

	Number of Shares	Value $

Epiroc AB, Class B	2,806	71,844

EQT AB	3,184	110,178

Essity AB, Class B	4,209	118,341

Evolution AB, 144A *	894	67,468

Fastighets AB Balder, Class B *	4,623	26,547

H & M Hennes & Mauritz AB, Class B	3,756	66,776

Hexagon AB, Class B	15,089	139,596

Industrivarden AB, Class A	884	50,265

Industrivarden AB, Class C	1,255	68,805

Indutrade AB	1,824	38,226

Investment AB Latour, Class B	1,081	23,363

Investor AB, Class B	11,928	491,881

L E Lundbergforetagen AB, Class B	547	32,288

Lifco AB, Class B	1,538	49,539

Nibe Industrier AB, Class B	10,099	39,671

Saab AB, Class B	2,216	136,635

Sagax AB, Class B	1,320	23,818

Sandvik AB	7,255	295,839

Securitas AB, Class B	3,540	59,121

Skandinaviska Enskilda Banken AB, Class A	10,044	201,139

Skanska AB, Class B	2,297	62,294

SKF AB, Class B	2,239	58,903

Spotify Technology SA *	1,024	509,624

Svenska Cellulosa AB SCA, Class B	4,352	47,983

Svenska Handelsbanken AB, Class A	9,482	140,128

Swedbank AB, Class A	5,562	205,659

Swedish Orphan Biovitrum AB *	1,256	60,153

Tele2 AB, Class B	4,201	78,850

Telefonaktiebolaget LM Ericsson, Class B	19,026	247,482

Telia Co. AB	17,247	92,482

Trelleborg AB, Class B	1,520	66,410

Volvo AB, Class B	10,745	378,800

(Cost $3,786,130)		5,305,663

Switzerland — 5.7%

ABB Ltd.	10,891	1,166,748

Alcon, Inc.	3,592	239,758

Allwyn AG	1,296	19,039

Avolta AG *	669	42,254

Banque Cantonale Vaudoise	216	32,515

Barry Callebaut AG	17	26,201

Belimo Holding AG	72	76,285

BKW AG	213	40,387

Chocoladefabriken Lindt & Spruengli AG Participation Certificates	12	143,053

Cie Financiere Richemont SA, Class A	3,736	808,418

See Notes to Financial Statements.

20 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

Coca-Cola HBC AG *	1,456	83,608

DSM-Firmenich AG	1,115	93,847

EMS-Chemie Holding AG	66	60,331

Galderma Group AG *	1,236	263,732

Geberit AG	224	147,334

Givaudan SA	69	256,358

Glencore PLC *	64,262	491,384

Helvetia Baloise Holding AG	530	137,839

Holcim AG *	3,686	365,601

Julius Baer Group Ltd.	1,354	111,054

Kuehne + Nagel International AG	360	83,180

Logitech International SA	1,035	125,836

Lonza Group AG	493	316,056

Nestle SA	17,904	1,822,169

Novartis AG	12,761	1,926,207

Partners Group Holding AG	147	155,786

Roche Holding AG	218	94,009

Roche Holding AG	4,882	2,059,628

Sandoz Group AG	2,774	233,136

Schindler Holding AG	187	61,451

Schindler Holding AG Participation Certificates	239	80,835

SGS SA	1,085	123,547

Sika AG	1,134	222,718

Sonova Holding AG	359	95,482

STMicroelectronics NV	4,381	301,234

STMicroelectronics NV, Class Y	6	416

Straumann Holding AG	786	95,381

Swatch Group AG — Bearer	200	55,397

Swiss Life Holding AG	195	212,550

Swiss Prime Site AG	530	88,882

Swiss Re AG	2,086	314,550

Swisscom AG	172	147,309

UBS Group AG	22,193	1,053,140

VAT Group AG, 144A	180	140,855

Zurich Insurance Group AG	1,040	742,143

(Cost $10,025,905)		15,157,643

Taiwan — 8.8%

Accton Technology Corp.	3,240	251,335

Advantech Co. Ltd.	2,495	39,426

Airtac International Group	754	33,698

Alchip Technologies Ltd.	456	64,268

ASE Technology Holding Co. Ltd.	23,388	456,180

Asia Vital Components Co. Ltd.	2,312	196,692

ASPEED Technology, Inc.	200	120,988

Asustek Computer, Inc.	4,342	105,482

Bizlink Holding, Inc.	1,478	98,374

Caliway Biopharmaceuticals Co. Ltd. *	6,171	19,798

Cathay Financial Holding Co. Ltd.	69,037	188,871

Chailease Holding Co. Ltd.	15,101	51,822

	Number of Shares	Value $

Chang Hwa Commercial Bank Ltd.	52,509	33,944

China Steel Corp.	66,990	40,846

Chroma ATE, Inc.	2,620	210,768

Chunghwa Telecom Co. Ltd.	23,974	104,849

CTBC Financial Holding Co. Ltd.	117,315	226,574

Delta Electronics, Inc.	13,112	1,023,410

E Ink Holdings, Inc.	4,643	32,608

E.Sun Financial Holding Co. Ltd.	95,859	94,710

Elite Material Co. Ltd.	2,187	357,454

eMemory Technology, Inc.	630	68,580

Eva Airways Corp.	15,674	18,038

Evergreen Marine Corp. Taiwan Ltd.	6,168	41,940

Far EasTone Telecommunications Co. Ltd.	16,241	49,046

First Financial Holding Co. Ltd.	83,728	73,369

Formosa Chemicals & Fibre Corp.	18,084	28,807

Formosa Plastics Corp.	21,834	33,073

Fortune Electric Co. Ltd.	766	21,372

Fubon Financial Holding Co. Ltd.	59,287	208,187

Gigabyte Technology Co. Ltd.	2,797	33,037

Global Unichip Corp.	586	87,361

Globalwafers Co. Ltd.	1,991	64,512

Gold Circuit Electronics Ltd.	2,100	88,490

Hon Hai Precision Industry Co. Ltd.	83,732	772,487

Hon Precision, Inc.	522	137,642

Hotai Motor Co. Ltd.	2,192	33,798

Hua Nan Financial Holdings Co. Ltd.	67,281	65,508

Innolux Corp. *	51,143	83,264

International Games System Co. Ltd.	1,167	28,089

Inventec Corp.	19,349	43,361

Jentech Precision Industrial Co. Ltd.	547	61,902

KGI Financial Holding Co. Ltd.	105,874	76,046

King Slide Works Co. Ltd.	374	60,472

King Yuan Electronics Co. Ltd.	7,555	79,227

Largan Precision Co. Ltd.	632	70,916

Lite-On Technology Corp.	12,396	92,795

Lotes Co. Ltd.	502	42,467

MediaTek, Inc.	10,219	1,406,008

Mega Financial Holding Co. Ltd.	77,116	98,471

MPI Corp.	700	133,182

Nan Ya Plastics Corp.	34,861	109,172

Novatek Microelectronics Corp.	3,933	59,889

Pegatron Corp.	9,681	27,350

PharmaEssentia Corp.	2,332	69,233

President Chain Store Corp.	2,846	19,442

Quanta Computer, Inc.	18,213	197,098

See Notes to Financial Statements.

DBX ETF Trust | 21

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

Realtek Semiconductor Corp.	3,019	55,898

Shanghai Commercial & Savings Bank Ltd.	28,472	36,129

SinoPac Financial Holdings Co. Ltd.	76,939	73,683

Taiwan Business Bank	39,405	20,441

Taiwan Cooperative Financial Holding Co. Ltd.	81,326	59,322

Taiwan Mobile Co. Ltd.	15,016	53,448

Taiwan Semiconductor Manufacturing Co. Ltd.	171,177	12,868,808

TCC Group Holdings Co. Ltd.	44,943	35,007

TS Financial Holding Co. Ltd.	142,726	106,388

Unimicron Technology Corp.	9,654	325,134

Uni-President Enterprises Corp.	32,634	74,799

United Microelectronics Corp.	75,157	346,688

Vanguard International Semiconductor Corp.	11,210	60,120

Wan Hai Lines Ltd.	4,590	12,015

Wistron Corp.	21,734	109,969

Wiwynn Corp.	836	145,314

Yageo Corp.	10,660	251,140

Yang Ming Marine Transport Corp.	9,320	15,679

Yuanta Financial Holding Co. Ltd.	67,763	128,926

Zhen Ding Technology Holding Ltd.	5,857	96,291

(Cost $7,029,125)		23,210,927

Thailand — 0.3%

Advanced Info Service PCL, NVDR	5,800	62,910

Airports of Thailand PCL, NVDR	31,230	53,018

Bangkok Dusit Medical Services PCL, NVDR	74,900	41,886

Bumrungrad Hospital PCL, NVDR	6,600	36,402

Central Pattana PCL, NVDR	13,100	25,962

Charoen Pokphand Foods PCL, NVDR	29,600	17,281

CP ALL PCL, NVDR	40,500	58,799

Delta Electronics Thailand PCL, NVDR	19,900	215,846

Gulf Development PCL	32,338	61,606

Kasikornbank PCL, NVDR	6,100	37,674

Krung Thai Bank PCL, NVDR	32,200	34,382

Minor International PCL, NVDR	23,194	16,035

PTT Exploration & Production PCL, NVDR	10,293	44,752

PTT PCL, NVDR	77,300	86,100

SCB X PCL, NVDR	9,200	38,021

Siam Cement PCL	7,500	52,312

TMBThanachart Bank PCL, NVDR	353,800	24,786

	Number of Shares	Value $

True Corp. PCL, NVDR	79,712	33,800

(Cost $732,850)		941,572

Turkey — 0.1%

Akbank TAS	19,718	27,498

Aselsan Elektronik Sanayi Ve Ticaret AS	7,941	65,797

BIM Birlesik Magazalar AS	6,012	48,864

Eregli Demir ve Celik Fabrikalari TAS	20,547	17,542

Haci Omer Sabanci Holding AS	8,492	17,024

KOC Holding AS	6,090	25,094

Turk Hava Yollari AO	3,991	25,807

Turkcell Iletisim Hizmetleri AS	11,079	24,383

Turkiye Is Bankasi AS, Class C	55,661	15,937

Turkiye Petrol Rafinerileri AS	6,692	34,443

Yapi ve Kredi Bankasi AS *	16,710	12,074

(Cost $216,829)		314,463

United Arab Emirates — 0.3%

Abu Dhabi Commercial Bank PJSC	21,344	79,609

Abu Dhabi Islamic Bank PJSC	10,866	60,526

Abu Dhabi National Oil Co. for Distribution PJSC	19,514	20,879

ADNOC Drilling Co. PJSC	18,783	30,478

Adnoc Gas PLC	38,692	36,131

ADNOC Logistics & Services	16,832	27,449

Air Arabia PJSC	16,434	21,834

Aldar Properties PJSC	26,663	56,620

Dubai Electricity & Water Authority PJSC	33,403	23,735

Dubai Islamic Bank PJSC	19,188	38,657

Emaar Development PJSC	5,646	22,196

Emaar Properties PJSC	42,448	136,135

Emirates NBD Bank PJSC	12,458	93,679

Emirates Telecommunications Group Co. PJSC	23,481	115,324

First Abu Dhabi Bank PJSC	29,618	135,467

Salik Co PJSC	10,937	15,930

(Cost $696,059)		914,649

United Kingdom — 7.6%

3i Group PLC	6,739	206,466

Admiral Group PLC	1,868	82,915

Airtel Africa PLC, 144A	6,098	28,956

Anglo American PLC	7,321	393,185

Associated British Foods PLC	2,454	60,214

AstraZeneca PLC	10,561	1,962,990

Aviva PLC	20,546	169,668

BAE Systems PLC	21,049	573,454

Barclays PLC	95,061	586,262

BP PLC	109,901	772,284

British American Tobacco PLC	14,015	866,506

BT Group PLC	36,496	102,624

See Notes to Financial Statements.

22 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

Bunzl PLC	2,347	74,403

Centrica PLC	35,664	90,054

Coca-Cola Europacific Partners PLC	1,579	143,200

Compass Group PLC	12,051	387,681

Diageo PLC	15,098	312,205

Endeavour Mining PLC	1,411	87,295

GSK PLC	28,145	713,143

Haleon PLC	60,583	274,704

Halma PLC	2,583	162,865

HSBC Holdings PLC	119,409	2,241,023

Imperial Brands PLC	4,965	180,264

Informa PLC	9,276	101,335

InterContinental Hotels Group PLC	961	148,138

International Consolidated Airlines Group SA	8,555	49,484

Intertek Group PLC	925	66,271

J Sainsbury PLC	12,723	50,768

Kingfisher PLC	13,758	53,268

Land Securities Group PLC REIT	5,003	42,379

Legal & General Group PLC	39,815	145,522

Lloyds Banking Group PLC	393,419	539,884

London Stock Exchange Group PLC	3,081	374,339

M&G PLC	15,918	67,740

Marks & Spencer Group PLC	14,535	69,665

Melrose Industries PLC	6,589	41,767

National Grid PLC	34,427	554,268

NatWest Group PLC	54,815	442,473

Next PLC	812	144,509

Pearson PLC	4,388	65,712

Reckitt Benckiser Group PLC	4,277	264,434

RELX PLC	12,427	410,019

Rentokil Initial PLC	19,139	115,676

Rio Tinto PLC	7,450	799,423

Rolls-Royce Holdings PLC	58,364	1,051,181

Sage Group PLC	6,292	71,380

Schroders PLC	5,105	40,149

Segro PLC REIT	8,768	85,324

Severn Trent PLC	1,506	60,235

Shell PLC	38,805	1,629,427

Smith & Nephew PLC	5,255	78,624

Smiths Group PLC	2,468	81,895

Spirax Group PLC	469	43,991

SSE PLC	7,991	250,850

Standard Chartered PLC	12,702	341,004

Standard Life PLC	4,614	48,218

Tesco PLC	42,626	246,954

Unilever PLC	15,184	859,953

United Utilities Group PLC	4,592	83,114

Verisure PLC *	2,140	28,530

	Number of Shares	Value $

Vodafone Group PLC	130,303	195,484

Wise Group PLC, Class A *	4,685	58,929

(Cost $13,946,028)		20,274,677

United States — 0.5%

Anglogold Ashanti PLC	3,415	328,602

BeOne Medicines Ltd., Class H *	6,263	141,293

Brookfield Asset Management Ltd., Class A	2,339	113,129

Brookfield Renewable Corp.	957	38,380

Legend Biotech Corp., ADR *	559	15,183

Octave Intelligence PLC *	1,508	25,707

RB Global, Inc.	1,347	143,303

Restaurant Brands International, Inc.	2,433	182,036

Southern Copper Corp.	641	122,623

Sunbelt Rentals Holdings, Inc.	2,736	215,253

(Cost $771,187)		1,325,509

TOTAL COMMON STOCKS

(Cost $157,090,353)		255,707,011

PREFERRED STOCKS — 0.8%

Brazil — 0.3%

Axia Energia *	2,413	24,084

Axia Energia, Class B	958	10,812

Banco Bradesco SA	35,306	123,880

Cia Energetica de Minas Gerais	9,975	21,277

Gerdau SA	7,648	34,521

Itau Unibanco Holding SA	37,022	293,854

Itausa SA	47,039	120,475

Klabin SA	2	1

Petroleo Brasileiro SA	30,607	254,828

(Cost $567,341)		883,732

Chile — 0.0%

Sociedad Quimica y Minera de

Chile SA, Class B

(Cost $30,865)	847	72,515

Colombia — 0.0%

Grupo Cibest SA

(Cost $25,959)	2,592	43,590

Germany — 0.2%

Bayerische Motoren Werke AG	409	35,612

Dr Ing hc F Porsche AG *	860	47,036

Henkel AG & Co. KGaA	1,147	89,209

Porsche Automobil Holding SE *	997	38,027

Sartorius AG	134	38,308

Volkswagen AG *	1,306	139,871

(Cost $505,233)		388,063

India — 0.0%

TVS Motor Co. Ltd. *

(Cost $0)	4,704	513

See Notes to Financial Statements.

DBX ETF Trust | 23

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

Russia — 0.0%

Surgutneftegas PAO * (c)

(Cost $22,479)	41,062	0

South Korea — 0.3%

Hyundai Motor Co.	235	42,727

Hyundai Motor Co. - 2nd Preferred	232	41,874

Samsung Electronics Co. Ltd.	5,647	758,804

(Cost $243,402)		843,405

TOTAL PREFERRED STOCKS

(Cost $1,395,279)		2,231,818

WARRANTS — 0.0%

Canada — 0.0%

Constellation Software, Inc.* (c), expires 3/31/40

(Cost $0)	108	0

Thailand — 0.0%

BTS Group Holdings PCL* , expires 11/20/26

(Cost $0)	7,920	2

TOTAL WARRANTS

(Cost $0)		2

	Number of Shares	Value $

EXCHANGE-TRADED FUNDS — 0.6%

iShares MSCI Taiwan ETF	2,500	256,950

Xtrackers Harvest CSI 300 China A-Shares ETF(d)	13,500	485,595

Xtrackers MSCI EAFE Hedged Equity ETF(d)	11,500	609,270

Xtrackers MSCI Emerging Markets Hedged Equity ETF(d) (e)	6,500	266,419
(Cost $1,409,976)		1,618,234

SECURITIES LENDING

COLLATERAL — 0.1%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.53% (f)(g)

(Cost $125,250)	125,250	125,250

CASH EQUIVALENTS — 1.2%

DWS Government Money Market Series “Institutional Shares”, 3.57% (f)

(Cost $3,293,289)	3,293,289	3,293,289

TOTAL INVESTMENTS — 99.2%

(Cost $163,314,147)		262,975,604

Other assets and liabilities, net — 0.8%		2,059,555

NET ASSETS — 100.0%		265,035,159

See Notes to Financial Statements.

24 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2026

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2026 is as follows:

Value ($) at 5/31/2025	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2026	Value ($) at 5/31/2026

COMMON STOCKS — 0.2%

Germany — 0.2%

Deutsche Bank AG (b)

305,389	122,132		(67,942)	125	50,167	13,121	—	12,613	409,871

EXCHANGE-TRADED FUNDS — 0.5%

Xtrackers Harvest CSI 300 China A-Shares ETF (d)

158,040	566,493		(315,014)	7,116	68,960	9,097	—	13,500	485,595

Xtrackers MSCI EAFE Hedged Equity ETF (d)

—	613,490		(51,309)	2,230	44,859	—	—	11,500	609,270

Xtrackers MSCI Emerging Markets Hedged Equity ETF (d)

—	253,201		(37,399)	3,638	46,979	—	—	6,500	266,419

SECURITIES LENDING COLLATERAL — 0.1%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.53% (f)(g)

—	125,250	(h)	—	—	—	5,157	—	125,250	125,250

CASH EQUIVALENTS — 1.2%

DWS Government Money Market Series “Institutional Shares”, 3.57% (f)

1,734,283	30,728,014		(29,169,008)	—	—	143,635	—	3,293,289	3,293,289

2,197,712	32,408,580		(29,640,672)	13,109	210,965	171,010	—	3,462,652	5,189,694

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund advised by DBX Advisors LLC.
(e)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2026 amounted to $122,790, which is 0.0% of net assets.

(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2026.

ADR:	American Depositary Receipt

CPO:	Ordinary Participation Certificates

CVA:	Certificaten Van Aandelen (Dutch Certificate)

GDR:	Global Depositary Receipt

JSC:	Joint Stock Company

KSCP:	Kuwait Shareholding Company Public

NVDR:	Non Voting Depositary Receipt

PJSC:	Public Joint Stock Company

PSQC:	Public Shareholders Qatari Company

QPSC:	Qatari Public Shareholders Company

QSC:	Qatari Shareholders Company

REIT:	Real Estate Investment Trust

SAE:	Societe Anonyme Egyptienne

144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

See Notes to Financial Statements.

DBX ETF Trust | 25

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2026

At May 31, 2026, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation (Depreciation) ($)

MSCI EAFE Index	USD	19	2,815,765	2,955,735	6/19/2026	139,970

MSCI Emerging Markets Index	USD	16	1,222,714	1,398,800	6/19/2026	176,086

MSCI India Index	USD	6	688,020	685,080	6/19/2026	(2,940)

S&P/TSX 60 Index Mini	CAD	6	410,742	440,191	6/18/2026	29,449

Total net unrealized appreciation						342,565

At May 31, 2026, the Fund had the following forward foreign currency contracts outstanding:

	Settlement	Currency To		Currency To		Unrealized	Unrealized

Counterparty	Date	Deliver		Receive		Appreciation ($)	Depreciation ($)

Citigroup Global Markets	6/2/2026	AED	271,000	USD	73,785	5	—

Citigroup Global Markets	6/2/2026	AED	1,582,500	USD	430,863	28	—

JP Morgan & Chase Co.	6/2/2026	AED	1,978,200	USD	538,569	5	—

RBC Capital Markets	6/2/2026	AUD	116,000	USD	83,354	—	(21)

RBC Capital Markets	6/2/2026	AUD	13,733,700	USD	9,868,735	—	(2,365)

JP Morgan & Chase Co.	6/2/2026	CAD	13,812,600	USD	10,161,359	142,427	—

JP Morgan & Chase Co.	6/2/2026	CAD	904,000	USD	665,065	9,351	—

RBC Capital Markets	6/2/2026	CAD	13,770,700	USD	10,130,893	142,353	—

Morgan Stanley Capital	6/2/2026	CHF	159,000	USD	203,832	129	—

Morgan Stanley Capital	6/2/2026	CHF	10,842,300	USD	13,905,920	15,330	—

JP Morgan & Chase Co.	6/2/2026	CNH	18,267,800	USD	2,678,575	—	(21,645)

JP Morgan & Chase Co.	6/2/2026	CNH	3,039,000	USD	445,571	—	(3,633)

RBC Capital Markets	6/2/2026	CZK	2,471,400	USD	119,004	309	—

JP Morgan & Chase Co.	6/2/2026	DKK	376,000	USD	59,122	443	—

Morgan Stanley Capital	6/2/2026	DKK	15,414,500	USD	2,423,887	18,285	—

Morgan Stanley Capital	6/2/2026	EUR	42,691,000	USD	50,143,739	348,938	—

Morgan Stanley Capital	6/2/2026	EUR	1,722,000	USD	2,022,004	13,463	—

RBC Capital Markets	6/2/2026	GBP	16,346,800	USD	22,212,244	197,998	—

The Bank of New York Mellon	6/2/2026	HKD	136,312,900	USD	17,419,990	26,263	—

The Bank of New York Mellon	6/2/2026	HKD	4,792,000	USD	612,367	901	—

JP Morgan & Chase Co.	6/2/2026	HUF	74,578,800	USD	239,578	—	(6,205)

JP Morgan & Chase Co.	6/2/2026	ILS	257,000	USD	87,053	—	(4,098)

JP Morgan & Chase Co.	6/2/2026	ILS	3,715,300	USD	1,258,443	—	(59,273)

Morgan Stanley Capital	6/2/2026	JPY	5,195,114,200	USD	33,224,798	605,489	—

Morgan Stanley Capital	6/2/2026	JPY	284,427,000	USD	1,818,256	32,384	—

JP Morgan & Chase Co.	6/2/2026	KWD	136,000	USD	441,676	2,258	—

Bank of America	6/2/2026	MXN	26,583,700	USD	1,514,424	—	(18,927)

Goldman Sachs & Co.	6/2/2026	NOK	10,608,700	USD	1,140,058	—	(7,268)

RBC Capital Markets	6/2/2026	PHP	14,287,900	USD	232,017	61	—

RBC Capital Markets	6/2/2026	PLN	3,061,300	USD	843,423	—	(666)

JP Morgan & Chase Co.	6/2/2026	QAR	1,554,600	USD	426,787	—	(184)

Citigroup Global Markets	6/2/2026	SAR	449,000	USD	119,681	31	—

Citigroup Global Markets	6/2/2026	SAR	7,706,200	USD	2,054,092	529	—

Bank of America	6/2/2026	SEK	2,209,000	USD	239,116	—	(132)

Bank of America	6/2/2026	SEK	42,862,600	USD	4,639,784	—	(2,493)

Goldman Sachs & Co.	6/2/2026	TRY	14,356,800	USD	309,382	—	(3,457)

See Notes to Financial Statements.

26 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2026

	Settlement	Currency To		Currency To		Unrealized	Unrealized

Counterparty	Date	Deliver		Receive		Appreciation ($)	Depreciation ($)

Citigroup Global Markets	6/2/2026	USD	504,649	AED	1,853,500	—	(34)

JP Morgan & Chase Co.	6/2/2026	USD	538,601	AED	1,978,200	—	(37)

RBC Capital Markets	6/2/2026	USD	9,964,859	AUD	13,849,700	—	(10,385)

JP Morgan & Chase Co.	6/2/2026	USD	10,683,629	CAD	14,716,600	—	(8,983)

RBC Capital Markets	6/2/2026	USD	9,996,951	CAD	13,770,700	—	(8,411)

The Bank of New York Mellon	6/2/2026	USD	14,079,862	CHF	11,001,300	14,431	—

JP Morgan & Chase Co.	6/2/2026	USD	3,151,218	CNH	21,306,800	—	(1,793)

RBC Capital Markets	6/2/2026	USD	118,725	CZK	2,471,400	—	(29)

The Bank of New York Mellon	6/2/2026	USD	2,406,898	DKK	15,414,500	—	(1,296)

The Bank of New York Mellon	6/2/2026	USD	58,711	DKK	376,000	—	(32)

Morgan Stanley Capital	6/2/2026	USD	51,826,951	EUR	44,413,000	—	(23,608)

RBC Capital Markets	6/2/2026	USD	588,375	GBP	433,000	—	(5,254)

The Bank of New York Mellon	6/2/2026	USD	21,451,007	GBP	15,913,800	—	(19,881)

The Bank of New York Mellon	6/2/2026	USD	18,004,045	HKD	141,104,900	1,149	—

JP Morgan & Chase Co.	6/2/2026	USD	245,810	HUF	74,578,800	—	(27)

JP Morgan & Chase Co.	6/2/2026	USD	1,416,907	ILS	3,972,300	—	(8,041)

Morgan Stanley Capital	6/2/2026	USD	34,412,744	JPY	5,479,541,200	—	(7,563)

JP Morgan & Chase Co.	6/2/2026	USD	439,560	KWD	136,000	—	(142)

Bank of America	6/2/2026	USD	1,533,032	MXN	26,583,700	319	—

Goldman Sachs & Co.	6/2/2026	USD	1,059,501	NOK	9,784,700	—	(1,289)

Goldman Sachs & Co.	6/2/2026	USD	88,554	NOK	824,000	561	—

JP Morgan & Chase Co.	6/2/2026	USD	231,890	PHP	14,287,900	66	—

RBC Capital Markets	6/2/2026	USD	845,243	PLN	3,061,300	—	(1,154)

Morgan Stanley Capital	6/2/2026	USD	4,881,372	SEK	45,071,600	152	—

Goldman Sachs & Co.	6/2/2026	USD	312,602	TRY	14,356,800	237	—

Goldman Sachs & Co.	6/2/2026	USD	2,666,967	ZAR	43,191,800	—	(3,273)

Goldman Sachs & Co.	6/2/2026	ZAR	43,191,800	USD	2,580,880	—	(82,814)

JP Morgan & Chase Co.	6/3/2026	BRL	7,933,500	USD	1,580,090	8,551	—

RBC Capital Markets	6/3/2026	BRL	8,890,400	USD	1,770,643	9,553	—

Goldman Sachs & Co.	6/3/2026	CLP	40,345,000	USD	44,679	—	(651)

Goldman Sachs & Co.	6/3/2026	CLP	327,601,700	USD	362,795	—	(5,289)

JP Morgan & Chase Co.	6/3/2026	COP	520,498,000	USD	142,141	1,072	—

Citigroup Global Markets	6/3/2026	EGP	3,045,000	USD	55,995	—	(2,304)

JP Morgan & Chase Co.	6/3/2026	INR	131,276,000	USD	1,377,633	—	(3,792)

RBC Capital Markets	6/3/2026	INR	714,246,500	USD	7,486,719	—	(29,337)

JP Morgan & Chase Co.	6/3/2026	NZD	419,300	USD	247,093	—	(4,030)

RBC Capital Markets	6/3/2026	SGD	2,788,500	USD	2,194,002	8,614	—

JP Morgan & Chase Co.	6/3/2026	TWD	139,639,000	USD	4,407,658	—	(50,726)

RBC Capital Markets	6/3/2026	TWD	515,223,200	USD	16,204,760	—	(245,249)

JP Morgan & Chase Co.	6/3/2026	USD	1,567,792	BRL	7,933,500	3,747	—

RBC Capital Markets	6/3/2026	USD	1,747,671	BRL	8,890,400	13,420	—

Goldman Sachs & Co.	6/3/2026	USD	413,495	CLP	367,946,700	—	(81)

JP Morgan & Chase Co.	6/3/2026	USD	141,523	COP	520,498,000	—	(454)

Citigroup Global Markets	6/3/2026	USD	58,558	EGP	3,045,000	—	(259)

RBC Capital Markets	6/3/2026	USD	7,522,248	INR	714,246,500	—	(6,192)

RBC Capital Markets	6/3/2026	USD	1,382,563	INR	131,276,000	—	(1,138)

JP Morgan & Chase Co.	6/3/2026	USD	251,035	NZD	419,300	88	—

RBC Capital Markets	6/3/2026	USD	2,186,459	SGD	2,788,500	—	(1,071)

RBC Capital Markets	6/3/2026	USD	16,409,950	TWD	515,223,200	40,058	—

RBC Capital Markets	6/3/2026	USD	4,447,527	TWD	139,639,000	10,857	—

RBC Capital Markets	6/4/2026	IDR	11,202,549,200	USD	644,481	17,788	—

See Notes to Financial Statements.

DBX ETF Trust | 27

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2026

	Settlement	Currency To		Currency To		Unrealized	Unrealized

Counterparty	Date	Deliver		Receive		Appreciation ($)	Depreciation ($)

JP Morgan & Chase Co.	6/4/2026	KRW	5,618,250,000	USD	3,795,807	67,357	—

RBC Capital Markets	6/4/2026	KRW	17,472,675,900	USD	11,784,341	188,914	—

RBC Capital Markets	6/4/2026	MYR	3,427,800	USD	863,988	—	(626)

RBC Capital Markets	6/4/2026	MYR	277,000	USD	69,960	91	—

JP Morgan & Chase Co.	6/4/2026	THB	29,617,500	USD	910,241	—	(107)

RBC Capital Markets	6/4/2026	USD	626,299	IDR	11,202,549,200	394	—

JP Morgan & Chase Co.	6/4/2026	USD	3,728,548	KRW	5,618,250,000	—	(97)

JP Morgan & Chase Co.	6/4/2026	USD	11,595,729	KRW	17,472,675,900	—	(302)

RBC Capital Markets	6/4/2026	USD	69,852	MYR	277,000	17	—

RBC Capital Markets	6/4/2026	USD	864,406	MYR	3,427,800	208	—

JP Morgan & Chase Co.	6/4/2026	USD	912,290	THB	29,617,500	—	(1,942)

Citigroup Global Markets	7/2/2026	AED	1,853,500	USD	504,658	6	—

JP Morgan & Chase Co.	7/2/2026	AED	1,978,200	USD	538,601	—	(3)

RBC Capital Markets	7/2/2026	AUD	189,000	USD	135,903	145	—

RBC Capital Markets	7/2/2026	AUD	13,849,700	USD	9,959,001	10,833	—

JP Morgan & Chase Co.	7/2/2026	CAD	14,716,600	USD	10,696,807	7,131	—

JP Morgan & Chase Co.	7/2/2026	CAD	1,408,000	USD	1,023,434	707	—

RBC Capital Markets	7/2/2026	CAD	13,770,700	USD	10,009,675	7,071	—

The Bank of New York Mellon	7/2/2026	CHF	11,001,300	USD	14,125,238	—	(17,788)

The Bank of New York Mellon	7/2/2026	CHF	601,000	USD	771,628	—	(1,004)

RBC Capital Markets	7/2/2026	CZK	2,471,400	USD	118,761	21	—

The Bank of New York Mellon	7/2/2026	DKK	911,000	USD	142,476	60	—

The Bank of New York Mellon	7/2/2026	DKK	376,000	USD	58,805	25	—

The Bank of New York Mellon	7/2/2026	DKK	15,414,500	USD	2,410,780	1,043	—

Morgan Stanley Capital	7/2/2026	EUR	1,793,000	USD	2,094,550	271	—

Morgan Stanley Capital	7/2/2026	EUR	44,413,000	USD	51,894,636	18,884	—

The Bank of New York Mellon	7/2/2026	GBP	15,913,800	USD	21,449,797	19,920	—

The Bank of New York Mellon	7/2/2026	GBP	211,000	USD	284,395	258	—

JP Morgan & Chase Co.	7/2/2026	HUF	74,578,800	USD	245,391	24	—

JP Morgan & Chase Co.	7/2/2026	ILS	581,000	USD	207,239	1,147	—

JP Morgan & Chase Co.	7/2/2026	ILS	3,972,300	USD	1,416,895	7,843	—

Morgan Stanley Capital	7/2/2026	JPY	240,736,000	USD	1,515,374	—	(182)

Morgan Stanley Capital	7/2/2026	JPY	5,479,541,200	USD	34,498,345	1,828	—

JP Morgan & Chase Co.	7/2/2026	KWD	136,000	USD	439,082	—	(793)

Bank of America	7/2/2026	MXN	26,583,700	USD	1,529,117	—	(63)

Goldman Sachs & Co.	7/2/2026	NOK	9,784,700	USD	1,058,939	1,279	—

JP Morgan & Chase Co.	7/2/2026	NZD	70,000	USD	41,949	—	(15)

JP Morgan & Chase Co.	7/2/2026	NZD	419,300	USD	251,257	—	(105)

JP Morgan & Chase Co.	7/2/2026	PHP	14,287,900	USD	231,623	—	(158)

RBC Capital Markets	7/2/2026	PLN	3,061,300	USD	845,185	1,151	—

RBC Capital Markets	7/2/2026	PLN	407,000	USD	112,365	151	—

JP Morgan & Chase Co.	7/2/2026	QAR	1,554,600	USD	426,871	—	(298)

Citigroup Global Markets	7/2/2026	SAR	8,155,200	USD	2,172,296	—	(292)

Morgan Stanley Capital	7/2/2026	SEK	45,071,600	USD	4,889,000	—	(672)

RBC Capital Markets	7/2/2026	SGD	2,788,500	USD	2,190,942	1,000	—

RBC Capital Markets	7/2/2026	SGD	58,000	USD	45,570	20	—

JP Morgan & Chase Co.	7/2/2026	THB	1,667,000	USD	51,399	42	—

JP Morgan & Chase Co.	7/2/2026	THB	29,617,500	USD	913,218	767	—

Goldman Sachs & Co.	7/2/2026	TRY	14,356,800	USD	303,875	329	—

Citigroup Global Markets	7/2/2026	USD	105,652	AED	388,000	—	(11)

Goldman Sachs & Co.	7/2/2026	ZAR	43,191,800	USD	2,660,396	3,734	—

See Notes to Financial Statements.

28 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2026

	Settlement	Currency To		Currency To		Unrealized	Unrealized

Counterparty	Date	Deliver		Receive		Appreciation ($)	Depreciation ($)

JP Morgan & Chase Co.	7/3/2026	BRL	7,933,500	USD	1,556,382	—	(3,679)

RBC Capital Markets	7/3/2026	BRL	8,890,400	USD	1,734,949	—	(13,278)

Goldman Sachs & Co.	7/3/2026	CLP	367,946,700	USD	413,658	154	—

JP Morgan & Chase Co.	7/3/2026	CNH	21,306,800	USD	3,158,221	1,258	—

JP Morgan & Chase Co.	7/3/2026	CNH	344,000	USD	50,989	19	—

JP Morgan & Chase Co.	7/3/2026	COP	520,498,000	USD	140,400	436	—

The Bank of New York Mellon	7/3/2026	HKD	141,104,900	USD	18,023,258	—	(2,445)

RBC Capital Markets	7/3/2026	IDR	11,202,549,200	USD	624,797	—	(462)

JP Morgan & Chase Co.	7/3/2026	INR	11,219,000	USD	118,036	345	—

RBC Capital Markets	7/3/2026	INR	714,246,500	USD	7,492,201	—	(478)

RBC Capital Markets	7/3/2026	INR	131,276,000	USD	1,377,040	—	(88)

JP Morgan & Chase Co.	7/3/2026	KRW	6,627,372,000	USD	4,407,670	6,498	—

JP Morgan & Chase Co.	7/3/2026	KRW	5,618,250,000	USD	3,730,801	—	(223)

JP Morgan & Chase Co.	7/3/2026	KRW	17,472,675,900	USD	11,602,736	—	(694)

RBC Capital Markets	7/3/2026	MYR	3,704,800	USD	930,854	—	(4,403)

JP Morgan & Chase Co.	7/3/2026	TWD	67,940,000	USD	2,158,127	925	—

RBC Capital Markets	7/3/2026	TWD	139,639,000	USD	4,433,194	—	(563)

RBC Capital Markets	7/3/2026	TWD	515,223,200	USD	16,357,066	—	(2,077)

JP Morgan & Chase Co.	7/3/2026	USD	274,422	BRL	1,398,000	484	—

The Bank of New York Mellon	7/3/2026	USD	1,182,714	HKD	9,259,000	93	—

RBC Capital Markets	7/3/2026	USD	105,668	IDR	1,886,607,000	—	(369)

Citigroup Global Markets	7/6/2026	EGP	3,045,000	USD	57,890	—	(160)

Total unrealized appreciation (depreciation)						2,040,526	(718,363)

For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.

DBX ETF Trust | 29

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2026

Currency Abbreviations

AED	Arab Emirates Dirham

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

CNH	Chinese Yuan

COP	Colombian Peso

CZK	Czech Koruna

DKK	Danish Krone

EGP	Egyptian Pound

EUR	Euro

GBP	Pound Sterling

HKD	Hong Kong Dollar

HUF	Hungarian Forint

IDR	Indonesian Rupiah

ILS	Israeli Shekel

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

KWD	Kuwaiti Dinar

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PHP	Philippine Peso

PLN	Polish Zloty

QAR	Qatari Rial

SAR	Saudi Riyal

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

TRY	Turkish Lira

TWD	New Taiwan Dollar

USD	U.S. Dollar

ZAR	South African Rand

See Notes to Financial Statements.

30 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2026

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$255,667,465	$306	$39,240	$255,707,011

Preferred Stocks (a)	2,231,818	—	0	2,231,818

Warrants (a)	2	—	0	2

Exchange-Traded Funds	1,618,234	—	—	1,618,234

Short-Term Investments (a)	3,418,539	—	—	3,418,539

Derivatives (b)

Forward Foreign Currency Contracts	—	2,040,526	—	2,040,526

Futures Contracts	345,505	—	—	345,505

TOTAL	$263,281,563	$2,040,832	$39,240	$265,361,635

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)

Forward Foreign Currency Contracts	$—	$(718,363)	$—	$(718,363)

Futures Contracts	(2,940)	—	—	(2,940)

TOTAL	$(2,940)	$(718,363)	$—	$(721,303)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the year ended May 31, 2026, the amount of transfers from Level 3 to Level 1 was $26,871. The investment was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs. Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.

DBX ETF Trust | 31

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF

May 31, 2026

	Number of Shares	Value $

COMMON STOCKS — 96.8%

Australia — 6.4%

ANZ Group Holdings Ltd.	1,202,399	30,420,702

APA Group (a)	543,352	3,936,586

Aristocrat Leisure Ltd.	215,668	7,766,072

ASX Ltd.	72,674	2,414,799

BHP Group Ltd.	2,018,287	90,389,637

Brambles Ltd.	541,581	6,450,062

CAR Group Ltd.	142,980	2,552,730

Cochlear Ltd.	25,527	1,843,927

Coles Group Ltd.	523,647	8,174,786

Commonwealth Bank of Australia	664,017	78,757,831

Computershare Ltd. (b)	198,058	4,924,033

CSL Ltd.	188,925	13,118,660

Evolution Mining Ltd.	821,492	7,168,033

Fortescue Ltd.	648,778	10,403,361

Goodman Group REIT	792,803	18,046,430

Insurance Australia Group Ltd.	919,520	5,062,534

Lottery Corp. Ltd.	845,411	3,293,405

Lynas Rare Earths Ltd. *	349,706	4,823,430

Macquarie Group Ltd. (b)	144,314	24,743,769

Medibank Pvt Ltd.	1,082,910	3,736,040

National Australia Bank Ltd.	1,219,238	32,713,307

Northern Star Resources Ltd.	540,391	7,305,919

Origin Energy Ltd.	661,978	5,171,911

PLS Group Ltd. *	1,252,611	5,816,031

Pro Medicus Ltd.	22,250	2,115,127

Qantas Airways Ltd.	264,782	1,796,546

QBE Insurance Group Ltd.	581,158	9,456,896

REA Group Ltd.	19,983	2,140,055

Rio Tinto Ltd.	149,314	19,921,712

Santos Ltd.	1,298,411	7,288,551

Scentre Group REIT	2,016,979	5,552,366

SGH Ltd.	78,286	2,318,245

Sigma Healthcare Ltd.	1,935,249	4,089,424

Sonic Healthcare Ltd.	173,535	2,434,697

South32 Ltd. (b)	1,731,927	5,987,598

Stockland REIT	932,133	2,746,880

Suncorp Group Ltd.	421,853	5,269,736

Telstra Group Ltd.	1,516,450	5,678,633

Transurban Group (a)	1,245,060	13,405,409

Vicinity Ltd. REIT	1,535,696	2,792,568

Washington H Soul Pattinson & Co. Ltd. (b)	132,891	4,154,921

Wesfarmers Ltd.	451,911	25,916,679

Westpac Banking Corp.	1,361,664	35,233,065

WiseTech Global Ltd. (b)	76,595	1,982,447

Woodside Energy Group Ltd.	751,782	16,566,930

Woolworths Group Ltd.	481,322	12,187,828

(Cost $429,620,057)		568,070,308

	Number of Shares	Value $

Austria — 0.3%

BAWAG Group AG, 144A	29,576	5,316,058

Erste Group Bank AG	120,944	14,530,121

OMV AG (b)	58,769	4,225,996

Raiffeisen Bank International AG	50,799	2,928,233

Verbund AG	26,888	1,804,893
(Cost $16,008,390)		28,805,301

Belgium — 0.8%

Ageas SA/NV	56,630	4,399,147

Anheuser-Busch InBev SA/NV	356,453	28,687,919

D’ieteren Group	8,492	1,697,729

Elia Group SA/NV	16,785	2,609,752

Financiere de Tubize SA	7,748	2,031,578

Groupe Bruxelles Lambert NV	28,682	2,706,485

KBC Group NV	91,842	12,206,842

Lotus Bakeries NV	172	2,206,830

Sofina SA (b)	6,257	1,627,491

Syensqo SA	26,945	2,112,006

UCB SA	48,199	14,150,407
(Cost $48,898,536)		74,436,186

Chile — 0.1%

Antofagasta PLC

(Cost $2,276,408)	137,196	7,571,545

China — 0.0%

Yangzijiang Shipbuilding Holdings Ltd.

(Cost $2,137,206)	1,019,326	2,907,226

Czech Republic — 0.0%

CSG NV *

(Cost $2,085,269)	58,137	1,218,971

Denmark — 1.6%

A.P. Moller — Maersk A/S, Class A	1,033	2,501,995

A.P. Moller — Maersk A/S, Class B (b)	1,261	3,111,297

Carlsberg AS, Class B	36,663	4,928,642

Coloplast A/S, Class B	53,210	3,286,726

Danske Bank A/S	246,545	12,981,824

Demant A/S * (b)	35,162	1,372,952

DSV A/S	76,153	19,128,127

Genmab A/S *	24,418	6,493,429

Novo Nordisk A/S, Class B	1,276,546	58,361,227

Novonesis Novozymes B, Class B	142,396	8,277,868

Orsted AS, 144A *	183,418	4,698,695

Pandora A/S	29,926	2,806,840

ROCKWOOL A/S, Class B	37,210	1,175,343

Tryg A/S	116,960	2,752,537

Vestas Wind Systems A/S	380,308	10,686,193
(Cost $129,859,017)		142,563,695

See Notes to Financial Statements.

32 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

Finland — 1.3%

Elisa OYJ	56,709	2,719,899

Fortum OYJ	167,413	3,915,175

Kesko OYJ, Class B	102,872	2,493,391

Kone OYJ, Class B	130,697	7,814,333

Metso OYJ	248,180	4,741,638

Neste OYJ	163,619	5,374,203

Nokia OYJ	1,991,928	29,019,087

Nordea Bank Abp	1,215,825	23,356,746

Orion OYJ, Class B	40,714	3,400,200

Sampo OYJ, Class A	968,898	10,243,435

Stora Enso OYJ, Class R	228,216	2,673,891

UPM-Kymmene OYJ	215,173	6,284,486

Wartsila OYJ Abp	195,753	7,968,591

(Cost $65,866,917)		110,005,075

France — 8.6%

Abivax SA *	21,248	2,810,469

Accor SA	74,519	4,087,800

Aeroports de Paris SA (b)	14,149	1,897,891

Air Liquide SA (b)	229,444	47,658,407

Alstom SA *	131,092	2,620,805

Amundi SA, 144A	23,801	2,330,578

AXA SA (b)	621,729	28,811,599

Ayvens SA, 144A	135,525	1,830,525

BioMerieux	15,826	1,372,460

BNP Paribas SA (b)	393,695	42,683,199

Bollore SE	281,878	1,788,577

Bouygues SA	89,158	5,247,534

Bureau Veritas SA	127,873	3,877,929

Capgemini SE *	58,872	7,000,736

Carrefour SA	228,553	4,274,680

Cie de Saint-Gobain SA	174,971	15,971,790

Cie Generale des Etablissements Michelin SCA (b)	250,254	9,197,655

Covivio SA REIT	18,634	1,200,842

Credit Agricole SA (b)	363,367	7,035,602

Danone SA	253,097	17,990,247

Dassault Aviation SA	6,582	2,340,025

Dassault Systemes SE (b)	258,680	5,673,929

Eiffage SA	26,829	3,903,846

Engie SA	713,403	22,026,046

EssilorLuxottica SA (b)	119,350	24,382,613

Gecina SA REIT	18,599	1,593,416

Getlink SE	92,036	2,013,902

Hermes International SCA	10,214	19,300,055

Ipsen SA	14,539	2,655,669

Kering SA	28,282	8,423,521

Klepierre SA REIT	83,511	3,411,202

Legrand SA	102,362	17,628,684

L’Oreal SA	95,134	42,449,408

	Number of Shares	Value $

LVMH Moet Hennessy Louis Vuitton SE	98,553	54,378,168

Orange SA	735,622	15,388,765

Pernod Ricard SA	77,517	5,734,174

Publicis Groupe SA	91,459	8,933,200

Renault SA	73,609	2,540,525

Rexel SA	83,907	3,602,564

Safran SA	136,654	48,726,527

Sanofi SA	431,924	37,930,827

Sartorius Stedim Biotech	10,730	2,229,006

Schneider Electric SE	217,498	68,483,551

Societe Generale SA	253,726	21,198,620

Sodexo SA	30,344	1,670,562

Thales SA	36,604	10,225,434

TotalEnergies SE	780,857	68,473,338

Unibail-Rodamco-Westfield REIT *	42,846	4,964,575

Veolia Environnement SA	235,953	9,558,241

Vinci SA	185,130	27,002,761

(Cost $528,082,940)		756,532,479

Germany — 8.5%

adidas AG	64,077	12,451,591

Allianz SE	150,808	67,124,400

BASF SE	354,554	21,016,710

Bayer AG	388,408	16,549,524

Bayerische Motoren Werke AG	111,549	9,727,084

Beiersdorf AG	37,119	2,995,191

Brenntag SE	49,474	3,262,725

Commerzbank AG	257,451	11,128,783

Continental AG	42,140	3,507,495

CTS Eventim AG & Co. KGaA	23,672	1,716,026

Daimler Truck Holding AG	181,007	8,898,988

Delivery Hero SE, 144A * (b)	66,209	2,855,825

Deutsche Bank AG (c)	721,136	23,433,975

Deutsche Boerse AG	71,919	20,770,261

Deutsche Lufthansa AG	230,397	2,305,748

Deutsche Post AG	364,147	21,746,750

Deutsche Telekom AG	1,359,265	45,756,009

E.ON SE	891,394	18,922,947

Evonik Industries AG *	103,734	2,033,932

Fresenius Medical Care AG	75,622	3,280,364

Fresenius SE & Co. KGaA	171,020	7,235,060

GEA Group AG	56,211	3,635,553

Hannover Rueck SE	23,092	6,259,582

Heidelberg Materials AG	53,145	11,827,377

Henkel AG & Co. KGaA	33,270	2,417,623

Hensoldt AG	25,993	2,680,739

HOCHTIEF AG	6,011	3,411,666

Infineon Technologies AG	517,738	48,981,504

Knorr-Bremse AG	26,862	3,249,113

Mercedes-Benz Group AG	287,293	17,488,800

See Notes to Financial Statements.

DBX ETF Trust | 33

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

Merck KGaA	52,203	7,967,404

MTU Aero Engines AG	21,245	7,763,630

Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	51,802	27,328,814

Nemetschek SE	25,402	1,831,066

Rational AG	2,063	1,585,741

Rheinmetall AG	18,442	27,822,013

RWE AG	228,681	14,552,986

SAP SE	413,505	74,883,825

Scout24 SE, 144A	28,656	2,414,911

Siemens AG	294,764	92,760,709

Siemens Energy AG	307,245	58,500,433

Siemens Healthineers AG, 144A	129,981	5,294,218

Symrise AG	51,780	4,777,341

Talanx AG	23,491	2,822,191

Vonovia SE	285,266	7,130,498

Zalando SE, 144A *	86,206	2,341,826

(Cost $468,586,887)		746,448,951

Hong Kong — 2.0%

AIA Group Ltd.	4,161,664	43,677,585

BOC Hong Kong Holdings Ltd.	1,445,454	8,842,152

CK Asset Holdings Ltd.	734,930	4,439,458

CK Hutchison Holdings Ltd.	1,039,142	9,341,392

CK Infrastructure Holdings Ltd.	253,683	1,921,179

CLP Holdings Ltd.	636,273	6,210,987

Futu Holdings Ltd., ADR	19,440	2,023,121

Galaxy Entertainment Group Ltd.	799,770	3,196,263

Henderson Land Development Co. Ltd.	569,256	2,248,870

HKT Trust & HKT Ltd. (a)	1,451,962	2,241,797

Hong Kong & China Gas Co. Ltd.	4,293,438	3,928,077

Hong Kong Exchanges & Clearing Ltd.	475,356	24,250,320

Hongkong Land Holdings Ltd.	382,997	2,918,437

Jardine Matheson Holdings Ltd.	65,247	4,331,096

Link REIT	1,027,854	5,296,067

MTR Corp. Ltd.	639,411	2,573,342

Power Assets Holdings Ltd.	537,952	4,125,472

Prudential PLC	1,003,764	14,484,212

Sino Land Co. Ltd.	1,417,926	2,136,777

SITC International Holdings Co. Ltd.	548,826	2,424,473

Sun Hung Kai Properties Ltd.	515,125	8,656,734

Swire Pacific Ltd., Class A	138,750	1,444,704

Techtronic Industries Co. Ltd.	540,043	8,014,266

WH Group Ltd., 144A	3,242,285	3,744,169

Wharf Real Estate Investment Co. Ltd.	641,916	1,969,103

(Cost $130,230,247)		174,440,053

Ireland — 0.6%

AerCap Holdings NV	64,222	8,951,904

	Number of Shares	Value $

AIB Group PLC	827,888	9,753,054

Bank of Ireland Group PLC	370,056	7,525,530

Experian PLC	363,028	12,579,141

Kerry Group PLC, Class A	63,433	5,434,439

Kingspan Group PLC	58,957	5,405,123

Ryanair Holdings PLC	168,018	4,924,884

(Cost $36,808,486)		54,574,075

Israel — 1.3%

Azrieli Group Ltd.	17,795	2,955,630

Bank Hapoalim BM	519,934	13,369,468

Bank Leumi Le-Israel BM	585,511	14,850,113

Check Point Software Technologies Ltd. *	30,915	4,175,071

Elbit Systems Ltd.	11,012	9,893,029

Enlight Renewable Energy Ltd. *	55,288	5,957,260

Harel Insurance Investments & Financial Services Ltd.	46,905	2,977,831

ICL Group Ltd.	277,229	1,828,856

Israel Discount Bank Ltd., Class A	484,418	5,379,368

Mizrahi Tefahot Bank Ltd.	62,513	4,804,599

Nova Ltd. *	11,645	6,083,733

OPC Energy Ltd. *	67,795	2,976,776

Phoenix Financial Ltd.	91,311	6,069,048

Teva Pharmaceutical Industries Ltd., ADR *	461,660	16,305,831

Tower Semiconductor Ltd. *	44,429	12,696,026

(Cost $56,302,962)		110,322,639

Italy — 3.1%

Banca Mediolanum SpA	82,847	1,914,295

Banca Monte dei Paschi di Siena SpA (b)	764,841	8,232,399

Banco BPM SpA	437,540	6,882,027

BPER Banca SPA	614,703	8,329,988

Buzzi SpA	29,743	1,613,190

Davide Campari-Milano NV	225,628	1,474,293

Enel SpA	3,031,634	34,034,955

Eni SpA	721,058	18,948,684

Ferrari NV	48,068	16,550,841

FinecoBank Banca Fineco SpA	248,053	6,064,339

Generali (b)	325,103	14,678,843

Intesa Sanpaolo SpA	5,533,449	37,479,640

Italgas SpA	233,385	2,739,898

Leonardo SpA	160,408	10,181,980

Moncler SpA	90,546	5,899,536

Poste Italiane SpA	177,125	5,239,342

Prysmian SpA	110,389	19,056,151

Recordati Industria Chimica e Farmaceutica SpA	44,620	2,680,307

Snam SpA	772,227	5,643,949

Telecom Italia SpA *	6,764,668	5,750,459

Terna - Rete Elettrica Nazionale	575,061	6,608,243

See Notes to Financial Statements.

34 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

UniCredit SpA	538,418	46,623,536

Unipol Assicurazioni SpA	138,300	3,426,292

(Cost $137,162,706)		270,053,187

Japan — 22.9%

Advantest Corp.	290,168	47,679,632

Aeon Co. Ltd.	851,572	7,440,194

AGC, Inc.	74,117	3,228,730

Aisin Corp.	184,205	2,791,440

Ajinomoto Co., Inc.	339,073	10,968,537

ANA Holdings, Inc.	60,600	1,137,118

Asahi Group Holdings Ltd.	558,719	5,344,604

Asahi Kasei Corp.	490,400	5,502,432

Asics Corp.	277,572	8,440,531

Astellas Pharma, Inc.	681,147	9,763,969

Bandai Namco Holdings, Inc.	199,327	4,556,868

Bridgestone Corp.	423,398	9,153,043

Canon, Inc.	317,310	8,423,613

Capcom Co. Ltd.	105,700	2,001,640

Central Japan Railway Co.	297,170	6,491,410

Chiba Bank Ltd.	214,725	3,135,971

Chubu Electric Power Co., Inc.	263,532	4,839,928

Chugai Pharmaceutical Co. Ltd.	265,421	13,152,309

Dai Nippon Printing Co. Ltd.	136,000	2,365,793

Daifuku Co. Ltd.	124,052	5,694,560

Daiichi Life Group, Inc.	1,363,862	14,009,847

Daiichi Sankyo Co. Ltd.	675,600	11,455,485

Daikin Industries Ltd.	104,635	15,297,937

Daito Trust Construction Co. Ltd.	116,465	2,319,574

Daiwa House Industry Co. Ltd.	228,203	6,209,976

Daiwa Securities Group, Inc.	496,487	4,677,605

Denso Corp.	663,528	7,949,088

Disco Corp.	34,445	14,077,324

East Japan Railway Co.	383,605	8,218,129

Ebara Corp.	179,100	6,390,766

Eisai Co. Ltd.	103,152	2,580,338

ENEOS Holdings, Inc.	1,018,235	8,346,503

FANUC Corp.	369,397	18,304,594

Fast Retailing Co. Ltd.	75,635	39,098,544

Fuji Electric Co. Ltd.	55,700	5,399,856

FUJIFILM Holdings Corp.	433,525	9,042,602

Fujikura Ltd.	598,065	17,915,852

Fujitsu Ltd.	672,425	14,219,869

Furukawa Electric Co. Ltd.	25,900	8,466,104

Hankyu Hanshin Holdings, Inc.	90,340	2,656,341

Hikari Tsushin, Inc.	6,909	1,585,558

Hitachi Ltd.	1,752,832	56,855,744

Honda Motor Co. Ltd.	1,437,045	13,105,879

Hoya Corp.	133,331	22,670,414

Hulic Co. Ltd.	177,900	1,897,794

Ibiden Co. Ltd.	91,750	13,249,929

Idemitsu Kosan Co. Ltd.	296,447	2,603,090

	Number of Shares	Value $

IHI Corp.	386,243	6,709,203

Inpex Corp.	350,417	7,929,569

Isuzu Motors Ltd.	205,200	3,025,851

ITOCHU Corp.	2,199,472	26,729,527

Japan Exchange Group, Inc.	368,356	4,512,370

Japan Post Bank Co. Ltd.	706,334	13,610,894

Japan Post Holdings Co. Ltd.	679,646	8,824,964

Japan Post Insurance Co. Ltd.	228,011	2,046,537

Japan Tobacco, Inc.	436,271	16,893,123

JFE Holdings, Inc.	222,785	2,378,714

JX Advanced Metals Corp.	213,300	5,262,021

Kajima Corp.	161,600	5,993,603

Kansai Electric Power Co., Inc. (b)	369,467	5,417,952

Kao Corp.	180,915	6,946,255

Kawasaki Heavy Industries Ltd.	286,100	5,635,235

Kawasaki Kisen Kaisha Ltd.	137,899	2,181,933

KDDI Corp.	1,157,624	19,904,896

Keyence Corp.	74,717	37,582,513

Kikkoman Corp.	267,210	2,337,133

Kioxia Holdings Corp. *	124,503	51,477,240

Kirin Holdings Co. Ltd.	313,623	5,353,242

Komatsu Ltd.	341,083	14,085,348

Konami Group Corp.	38,337	4,556,679

Kubota Corp.	384,266	6,857,024

Kyocera Corp.	464,156	10,150,726

Kyowa Kirin Co. Ltd.	94,000	1,478,479

Lasertec Corp.	31,281	7,881,873

LY Corp.	995,273	2,607,776

Makita Corp.	85,100	2,956,980

Marubeni Corp.	559,503	18,253,713

MINEBEA MITSUMI, Inc.	129,920	3,721,439

Mitsubishi Chemical Group Corp.	457,700	3,296,279

Mitsubishi Corp.	1,197,683	38,089,124

Mitsubishi Electric Corp.	753,866	31,041,680

Mitsubishi Estate Co. Ltd.	410,031	10,442,255

Mitsubishi HC Capital, Inc.	349,521	2,856,256

Mitsubishi Heavy Industries Ltd.	1,270,287	30,356,402

Mitsubishi UFJ Financial Group, Inc.	4,233,671	79,721,090

Mitsui & Co. Ltd.	936,716	31,113,099

Mitsui Fudosan Co. Ltd.	983,263	9,448,931

Mitsui Kinzoku Co. Ltd.	21,600	7,002,216

Mitsui OSK Lines Ltd.	130,100	4,473,221

Mizuho Financial Group, Inc.	937,575	42,356,149

MS&AD Insurance Group Holdings, Inc.	473,420	12,743,236

Murata Manufacturing Co. Ltd.	641,889	38,791,835

NEC Corp.	486,594	12,535,681

Nexon Co. Ltd.	117,806	1,656,895

NIDEC CORP *	329,392	5,774,417

See Notes to Financial Statements.

DBX ETF Trust | 35

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

Nintendo Co. Ltd.	435,654	19,552,663

Nippon Building Fund, Inc. REIT	3,034	2,426,971

Nippon Paint Holdings Co. Ltd.	365,610	2,425,310

Nippon Sanso Holdings Corp.	70,800	2,749,048

Nippon Steel Corp.	1,914,726	6,811,815

Nippon Yusen KK	153,874	5,133,159

Nissan Motor Co. Ltd. * (b)	871,342	2,170,901

Nitori Holdings Co. Ltd. (b)	158,305	2,602,717

Nitto Denko Corp.	270,422	5,077,682

Nomura Holdings, Inc.	1,162,042	9,375,720

Nomura Research Institute Ltd.	146,890	4,631,787

NTT, Inc.	11,839,531	11,113,615

Obayashi Corp.	245,645	5,004,979

Obic Co. Ltd.	127,600	3,195,909

Olympus Corp.	430,350	4,824,600

Oriental Land Co. Ltd.	415,300	5,985,754

ORIX Corp.	434,434	17,012,934

Osaka Gas Co. Ltd.	137,288	4,621,235

Otsuka Corp.	89,400	1,621,678

Otsuka Holdings Co. Ltd.	166,781	12,267,852

Pan Pacific International Holdings Corp.	770,517	4,248,693

Panasonic Holdings Corp.	924,140	21,469,362

Rakuten Group, Inc. *	539,086	2,522,719

Recruit Holdings Co. Ltd.	525,234	34,858,402

Renesas Electronics Corp.	685,900	19,379,964

Resona Holdings, Inc.	822,418	10,531,639

Resonac Holdings Corp.	69,600	8,180,780

Ryohin Keikaku Co. Ltd.	195,500	4,766,436

Sanrio Co. Ltd. (b)	356,300	1,915,449

SBI Holdings, Inc.	215,292	3,933,694

SCREEN Holdings Co. Ltd. (b)	61,856	4,318,832

Secom Co. Ltd.	157,075	6,262,683

Seibu Holdings, Inc.	81,100	1,435,729

Sekisui House Ltd.	238,082	5,012,331

Seven & i Holdings Co. Ltd.	748,913	8,743,941

Shimano, Inc.	29,194	3,025,442

Shimizu Corp.	192,516	3,241,338

Shin-Etsu Chemical Co. Ltd.	649,138	31,620,335

Shionogi & Co. Ltd.	301,487	5,678,969

Shiseido Co. Ltd.	151,457	2,672,715

SMC Corp.	21,537	9,345,569

SoftBank Corp.	11,410,018	15,424,462

SoftBank Group Corp.	1,471,581	69,215,542

Sompo Holdings, Inc.	324,005	12,120,816

Sony Group Corp.	2,315,660	50,074,612

Subaru Corp.	205,709	3,154,123

Sumitomo Corp.	402,498	17,940,748

Sumitomo Electric Industries Ltd.	283,199	22,378,171

Sumitomo Metal Mining Co. Ltd.	95,400	5,446,722

	Number of Shares	Value $

Sumitomo Mitsui Financial Group, Inc.	1,441,333	52,661,393

Sumitomo Mitsui Trust Holdings, Inc.	245,662	8,443,499

Sumitomo Realty & Development Co. Ltd.	227,306	5,304,972

Suntory Beverage & Food Ltd.	44,609	1,212,522

Suzuki Motor Corp.	603,181	7,474,195

T&D Holdings, Inc.	177,774	4,681,406

Taisei Corp.	55,651	4,895,429

Takeda Pharmaceutical Co. Ltd.	630,837	20,272,023

TDK Corp.	751,246	19,377,255

Terumo Corp.	535,495	8,072,857

Toho Co. Ltd.	223,900	1,727,769

Tokio Marine Holdings, Inc.	709,061	31,658,762

Tokyo Electron Ltd.	177,568	58,444,194

Tokyo Gas Co. Ltd.	119,080	4,770,228

TOPPAN Holdings, Inc.	83,089	2,380,008

Toray Industries, Inc.	532,643	3,986,503

Toyota Motor Corp.	3,756,419	71,748,511

Toyota Tsusho Corp.	252,545	10,988,835

Unicharm Corp.	442,300	2,633,277

West Japan Railway Co.	173,650	2,865,909

Yamaha Motor Co. Ltd. (b)	354,722	2,919,917

Yokogawa Electric Corp.	83,281	2,615,065

Yokohama Financial Group, Inc.	392,317	3,999,163

Zensho Holdings Co. Ltd.	36,200	1,830,172

(Cost $1,182,414,878)		2,018,209,053

Luxembourg — 0.3%

ArcelorMittal SA	166,474	11,518,481

CVC Capital Partners PLC, 144A (b)	84,940	1,361,277

Eurofins Scientific SE	44,420	3,236,147

Millicom International Cellular SA	36,505	3,116,067

Tenaris SA	128,594	3,913,294
(Cost $13,351,440)		23,145,266

Macau — 0.0%

Sands China Ltd.

(Cost $3,296,894)	981,252	1,919,457

Mexico — 0.0%

Fresnillo PLC

(Cost $1,734,149)	73,527	3,253,760

Netherlands — 6.4%

ABN AMRO Bank NV CVA	244,803	9,742,568

Adyen NV, 144A *	10,627	11,642,940

Aegon Ltd.	467,386	3,986,204

Airbus SE	235,444	49,349,571

Akzo Nobel NV	61,230	4,689,352

Argenx SE *	24,551	20,492,134

ASM International NV	18,602	19,492,927

See Notes to Financial Statements.

36 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

ASML Holding NV	153,876	248,545,335

ASR Nederland NV	62,488	4,686,572

BE Semiconductor Industries NV	27,970	9,278,328

Euronext NV, 144A	30,697	4,998,377

EXOR NV	32,299	2,522,245

Ferrovial NV	188,297	12,892,264

Heineken Holding NV	47,302	3,415,213

Heineken NV	114,345	8,943,930

ING Groep NV	1,159,248	36,102,335

Koninklijke Ahold Delhaize NV	346,367	14,612,775

Koninklijke KPN NV	1,503,099	7,829,860

Koninklijke Philips NV	297,196	7,927,875

Magnum Ice Cream Co. NV *	170,299	2,749,808

Magnum Ice Cream Co. NV *	18,446	298,978

Nebius Group NV * (b)	80,046	18,497,830

NN Group NV	104,773	8,759,817

Prosus NV *	512,973	23,346,912

QIAGEN NV	78,932	2,913,439

Stellantis NV *	807,160	6,463,204

Universal Music Group NV (b)	400,346	9,105,793

Wolters Kluwer NV	92,035	6,550,477

(Cost $278,439,155)		559,837,063

New Zealand — 0.2%

Auckland International Airport Ltd.	673,619	3,336,091

Contact Energy Ltd.	379,015	2,165,324

Fisher & Paykel Healthcare Corp. Ltd.	227,913	5,089,552

Infratil Ltd.	341,554	3,223,545

Meridian Energy Ltd.	518,581	1,822,942

Xero Ltd. *	64,835	3,502,935

(Cost $17,615,168)		19,140,389

Norway — 0.6%

Aker BP ASA	122,194	4,395,387

DNB Bank ASA	320,029	9,947,205

Equinor ASA	278,912	10,108,032

Gjensidige Forsikring ASA	73,288	2,024,318

Kongsberg Gruppen ASA	165,145	5,931,428

Mowi ASA	181,506	4,004,480

Norsk Hydro ASA	512,818	6,278,193

Orkla ASA	295,301	3,118,618

Salmar ASA	26,396	1,640,035

Telenor ASA	253,570	4,143,690

Var Energi ASA	374,300	1,843,073

Yara International ASA	60,842	3,308,443

(Cost $36,899,580)		56,742,902

Poland — 0.0%

InPost SA *

(Cost $1,638,144)	91,663	1,642,226

	Number of Shares	Value $

Portugal — 0.2%

Banco Comercial Portugues SA, Class R	3,214,738	3,646,181

EDP SA	1,164,794	5,933,077

Galp Energia SGPS SA	167,259	3,635,520

Jeronimo Martins SGPS SA	106,090	2,247,181

(Cost $11,791,893)		15,461,959

Singapore — 1.6%

CapitaLand Ascendas REIT	1,594,819	3,124,033

CapitaLand Integrated

Commercial Trust REIT	2,531,087	4,501,914

CapitaLand Investment Ltd.	941,624	1,874,025

DBS Group Holdings Ltd.	817,320	40,243,204

Grab Holdings Ltd., Class A *	985,075	3,487,166

Keppel Ltd.	559,564	4,717,656

Oversea-Chinese Banking Corp. Ltd.	1,297,353	23,786,923

Sea Ltd., ADR *	148,970	13,486,254

Sembcorp Industries Ltd. (b)	392,195	1,963,664

Singapore Airlines Ltd.	591,866	3,144,252

Singapore Exchange Ltd.	318,220	5,455,556

Singapore Technologies

Engineering Ltd.	642,481	5,728,841

Singapore Telecommunications Ltd.	2,988,536	10,162,779

United Overseas Bank Ltd.	478,749	14,104,574

Wilmar International Ltd.	639,034	1,797,557

(Cost $87,360,649)		137,578,398

Spain — 3.5%

Acciona SA	9,770	2,812,467

ACS Actividades de

Construccion y Servicios SA	68,654	9,953,702

Aena SME, 144A	302,824	8,795,030

Amadeus IT Group SA	172,761	11,030,576

Banco Bilbao Vizcaya Argentaria SA	2,231,736	52,348,298

Banco de Sabadell SA (b)	1,888,930	6,389,421

Banco Santander SA	5,687,399	71,167,242

Bankinter SA	252,072	4,252,954

CaixaBank SA	1,390,099	18,808,380

Cellnex Telecom SA, 144A *	191,963	6,452,963

EDP Renewables SA	118,931	1,965,679

EDP Renewables SA * (b)	1,061	17,529

Endesa SA	123,823	5,179,159

Iberdrola SA	2,410,244	54,820,538

Indra Sistemas SA	30,161	2,001,027

Industria de Diseno Textil SA	431,674	26,836,803

Mapfre SA (b)	356,653	1,673,153

Naturgy Energy Group SA	162,723	5,416,897

Redeia Corp. SA	154,594	2,656,092

Repsol SA	446,708	11,483,731

See Notes to Financial Statements.

DBX ETF Trust | 37

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

Telefonica SA	1,437,281	6,601,841

(Cost $165,064,309)		310,663,482

Sweden — 3.4%

AddTech AB, Class B	100,213	3,575,198

Alfa Laval AB	113,431	6,380,962

Assa Abloy AB, Class B	388,009	13,981,284

Atlas Copco AB, Class A	996,689	19,155,263

Atlas Copco AB, Class B	595,227	10,121,264

Beijer Ref AB	150,065	2,091,753

Boliden AB	110,720	6,904,786

Epiroc AB, Class A	241,545	7,186,363

Epiroc AB, Class B	158,667	4,062,436

EQT AB	171,671	5,940,463

Essity AB, Class B	231,263	6,502,245

Evolution AB, 144A *	48,233	3,640,029

Fastighets AB Balder, Class B *	259,774	1,491,722

H & M Hennes & Mauritz AB, Class B	166,874	2,966,757

Hexagon AB, Class B	807,760	7,472,990

Industrivarden AB, Class A	39,494	2,245,654

Industrivarden AB, Class C	67,362	3,693,087

Indutrade AB	118,332	2,479,908

Investment AB Latour, Class B	56,705	1,225,535

Investor AB, Class B	686,506	28,309,794

L E Lundbergforetagen AB, Class B	29,905	1,765,195

Lifco AB, Class B	83,216	2,680,404

Nibe Industrier AB, Class B (b)	599,499	2,354,987

Saab AB, Class B	126,892	7,823,983

Sagax AB, Class B	83,662	1,509,579

Sandvik AB	412,469	16,819,332

Securitas AB, Class B	186,387	3,112,809

Skandinaviska Enskilda Banken AB, Class A	579,285	11,600,632

Skanska AB, Class B	129,633	3,515,624

SKF AB, Class B (b)	137,070	3,605,972

Spotify Technology SA *	58,070	28,900,278

Svenska Cellulosa AB SCA, Class B	237,125	2,614,433

Svenska Handelsbanken AB, Class A	534,757	7,902,827

Swedbank AB, Class A	329,039	12,166,435

Swedish Orphan Biovitrum AB *	74,107	3,549,200

Tele2 AB, Class B	211,877	3,976,810

Telefonaktiebolaget LM Ericsson, Class B	1,046,884	13,617,395

Telia Co. AB	918,444	4,924,907

Trelleborg AB, Class B	75,924	3,317,168

Volvo AB, Class B	616,629	21,738,391

(Cost $197,309,565)		296,923,854

Switzerland — 9.8%

ABB Ltd.	622,013	66,635,997

	Number of Shares	Value $

Alcon, Inc.	198,584	13,255,046

Avolta AG *	32,031	2,023,097

Banque Cantonale Vaudoise	12,416	1,869,041

Barry Callebaut AG	1,386	2,136,132

Belimo Holding AG	3,766	3,990,112

BKW AG	7,990	1,514,983

Chocoladefabriken Lindt & Spruengli AG	38	4,649,286

Chocoladefabriken Lindt & Spruengli AG Participation Certificates	382	4,553,853

Cie Financiere Richemont SA, Class A	212,881	46,064,443

Coca-Cola HBC AG *	79,665	4,574,629

DSM-Firmenich AG	67,015	5,640,482

EMS-Chemie Holding AG	2,750	2,513,772

Galderma Group AG *	72,884	15,551,637

Geberit AG	12,892	8,479,601

Givaudan SA	3,671	13,638,973

Glencore PLC *	3,726,830	28,497,453

Helvetia Baloise Holding AG	30,348	7,892,696

Holcim AG *	201,751	20,010,970

Julius Baer Group Ltd.	81,706	6,701,452

Kuehne + Nagel International AG	18,133	4,189,721

Logitech International SA	59,480	7,231,634

Lonza Group AG	27,796	17,819,638

Nestle SA	1,020,750	103,886,208

Novartis AG	725,424	109,499,014

Partners Group Holding AG	8,464	8,969,856

Roche Holding AG	11,599	5,001,888

Roche Holding AG	278,407	117,454,904

Sandoz Group AG	165,610	13,918,411

Schindler Holding AG	7,814	2,567,793

Schindler Holding AG Participation Certificates	15,917	5,383,496

SGS SA	66,332	7,553,120

Sika AG	61,139	12,007,698

Sonova Holding AG	19,420	5,165,066

STMicroelectronics NV	171,543	11,795,178

STMicroelectronics NV, Class Y	79,004	5,475,767

Straumann Holding AG	43,386	5,264,905

Swatch Group AG — Bearer	11,370	3,149,310

Swiss Life Holding AG	11,001	11,991,097

Swiss Prime Site AG	33,005	5,535,013

Swiss Re AG	117,945	17,785,057

Swisscom AG	10,309	8,829,116

UBS Group AG	1,258,578	59,724,206

VAT Group AG, 144A	10,591	8,287,724

Zurich Insurance Group AG	59,254	42,283,618

(Cost $554,893,221)		860,963,093

United Kingdom — 13.1%

3i Group PLC	391,964	12,008,774

See Notes to Financial Statements.

38 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

Admiral Group PLC	100,249	4,449,778

Airtel Africa PLC, 144A	345,588	1,641,013

Anglo American PLC	421,750	22,650,684

Associated British Foods PLC	111,386	2,733,066

AstraZeneca PLC	599,221	111,378,183

Aviva PLC	1,194,479	9,863,970

BAE Systems PLC	1,168,800	31,842,501

Barclays PLC	5,425,718	33,461,574

BP PLC	6,224,977	43,743,437

British American Tobacco PLC	795,471	49,181,608

BT Group PLC	2,333,684	6,562,112

Bunzl PLC	125,369	3,974,364

Centrica PLC	1,779,483	4,493,308

Coca-Cola Europacific Partners PLC	80,527	7,302,994

Compass Group PLC	672,533	21,635,387

Diageo PLC	882,196	18,242,568

Endeavour Mining PLC	83,153	5,144,462

GSK PLC	1,607,093	40,720,801

Haleon PLC	3,519,589	15,959,017

Halma PLC	147,713	9,313,678

HSBC Holdings PLC	6,814,345	127,889,042

Imperial Brands PLC	292,889	10,633,936

Informa PLC	504,227	5,508,396

InterContinental Hotels Group PLC	57,967	8,935,613

International Consolidated Airlines Group SA	465,138	2,690,442

Intertek Group PLC	61,488	4,405,276

J Sainsbury PLC	645,284	2,574,860

Kingfisher PLC	681,340	2,637,988

Land Securities Group PLC REIT	278,913	2,362,601

Legal & General Group PLC	2,081,087	7,606,260

Lloyds Banking Group PLC	23,055,913	31,639,353

London Stock Exchange Group PLC	176,624	21,459,699

M&G PLC	895,317	3,810,088

Marks & Spencer Group PLC	769,890	3,690,012

Melrose Industries PLC	480,157	3,043,677

National Grid PLC	1,972,228	31,752,489

NatWest Group PLC	3,161,170	25,517,356

Next PLC	45,986	8,183,967

Pearson PLC	183,847	2,753,166

Reckitt Benckiser Group PLC	255,724	15,810,655

RELX PLC	711,244	23,466,903

Rentokil Initial PLC	980,161	5,924,086

Rio Tinto PLC	421,078	45,183,821

Rolls-Royce Holdings PLC	3,326,714	59,916,697

Sage Group PLC	376,258	4,268,499

Schroders PLC	318,856	2,507,717

Segro PLC REIT	483,820	4,708,178

Severn Trent PLC	112,537	4,501,143

	Number of Shares	Value $

Shell PLC	2,221,536	93,282,579

Smith & Nephew PLC	318,249	4,761,592

Smiths Group PLC	125,227	4,155,371

Spirax Group PLC	27,170	2,548,484

SSE PLC	477,824	14,999,656

Standard Chartered PLC	706,584	18,969,292

Standard Life PLC	279,921	2,925,286

Tesco PLC	2,521,414	14,607,828

Unilever PLC	865,306	49,007,036

United Utilities Group PLC	290,520	5,258,312

Verisure PLC *	102,205	1,362,593

Vodafone Group PLC	7,294,207	10,942,948

Wise Group PLC, Class A *	283,748	3,569,035

(Cost $785,358,721)		1,156,075,211

United States — 0.2%

Octave Intelligence PLC *	80,776	1,377,018

Sunbelt Rentals Holdings, Inc.	161,217	12,683,627

(Cost $7,598,438)		14,060,645

TOTAL COMMON STOCKS

(Cost $5,398,692,232)		8,523,566,449

PREFERRED STOCKS — 0.2%

Germany — 0.2%

Bayerische Motoren Werke AG	21,393	1,862,727

Dr Ing hc F Porsche AG * (b)	41,398	2,264,161

Henkel AG & Co. KGaA	61,837	4,809,408

Porsche Automobil Holding SE *	56,707	2,162,878

Sartorius AG	9,753	2,788,234

Volkswagen AG *	83,333	8,924,872

(Cost $26,427,532)		22,812,280

EXCHANGE-TRADED FUNDS — 0.1%

iShares Currency Hedged MSCI EAFE ETF (b)

(Cost $8,909,000)	225,000	10,244,250

SECURITIES LENDING COLLATERAL — 1.2%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.53% (d)(e)

(Cost $104,405,664)	104,405,664	104,405,664

CASH EQUIVALENTS — 0.4%

DWS Government Money Market Series “Institutional Shares”, 3.57% (d)

(Cost $33,128,990)	33,128,990	33,128,990

See Notes to Financial Statements.

DBX ETF Trust | 39

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

TOTAL INVESTMENTS — 98.7%
(Cost $5,571,563,418)		8,694,157,633

	Number of Shares	Value $

Other assets and liabilities, net — 1.3%		118,022,255
NET ASSETS — 100.0%		8,812,179,888

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2026 is as follows:

Value ($) at 5/31/2025	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2026	Value ($) at 5/31/2026

COMMON STOCKS — 0.3%

Germany — 0.3%

Deutsche Bank AG (c)

21,674,545	3,141,613		(5,577,351)	2,218,675	1,976,493	827,965	—	721,136	23,433,975

SECURITIES LENDING COLLATERAL — 1.2%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.53% (d)(e)

87,680,530	16,725,134	(f)	—	—	—	1,179,472	—	104,405,664	104,405,664

CASH EQUIVALENTS — 0.4%

DWS Government Money Market Series “Institutional Shares”, 3.57% (d)

95,373,226	919,841,131		(982,085,367)	—	—	4,121,953	—	33,128,990	33,128,990

204,728,301	939,707,878		(987,662,718)	2,218,675	1,976,493	6,129,390	—	138,255,790	160,968,629

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2026 amounted to $122,202,745, which is 1.4% of net assets.

(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $22,978,670.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2026.

ADR:	American Depositary Receipt
CVA:	Certificaten Van Aandelen (Dutch Certificate)
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

See Notes to Financial Statements.

40 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2026

At May 31, 2026, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)

CAC 40 Index	EUR	110	10,378,396	10,495,913	6/19/2026	117,517

DAX Index	EUR	15	10,753,190	11,013,299	6/19/2026	260,109

EURO STOXX 50 Index	EUR	460	31,432,280	32,536,040	6/19/2026	1,103,760

FTSE 100 Index	GBP	230	32,235,947	32,346,269	6/19/2026	110,322

FTSE MIB Index	EUR	20	5,728,887	5,843,550	6/19/2026	114,663

IBEX 35 Index	EUR	26	5,505,136	5,594,343	6/19/2026	89,207

MSCI EAFE Index	USD	220	33,237,587	34,224,300	6/19/2026	986,713

MSCI Singapore Index	SGD	250	8,970,278	9,026,445	6/29/2026	56,167

OMXS30 Index	SEK	270	9,112,100	9,193,878	6/18/2026	81,778

SMI Index	CHF	125	21,140,350	21,723,464	6/19/2026	583,114

SPI 200 Index	AUD	115	17,916,950	18,081,059	6/18/2026	164,109

TOPIX Index	JPY	230	55,290,064	57,216,589	6/11/2026	1,926,525

Total unrealized appreciation						5,593,984

At May 31, 2026, the Fund had the following forward foreign currency contracts outstanding:

	Settlement	Currency To		Currency To		Unrealized	Unrealized

Counterparty	Date	Deliver		Receive		Appreciation ($)	Depreciation ($)

RBC Capital Markets	6/2/2026	AUD	772,155,242	USD	554,853,769	—	(132,949)

RBC Capital Markets	6/2/2026	AUD	9,979,000	USD	7,170,594	—	(1,814)

RBC Capital Markets	6/2/2026	AUD	942,300	USD	674,485	—	(2,793)

Morgan Stanley Capital	6/2/2026	CHF	748,700	USD	952,495	—	(6,701)

Morgan Stanley Capital	6/2/2026	CHF	607,233,100	USD	778,814,002	858,586	—

Morgan Stanley Capital	6/2/2026	CHF	14,192,000	USD	18,193,612	11,561	—

Morgan Stanley Capital	6/2/2026	DKK	25,845,000	USD	4,064,048	30,651	—

Morgan Stanley Capital	6/2/2026	DKK	862,861,500	USD	135,682,581	1,023,535	—

Morgan Stanley Capital	6/2/2026	EUR	2,372,382,300	USD	2,786,538,568	19,390,819	—

Morgan Stanley Capital	6/2/2026	EUR	2,978,600	USD	3,465,378	—	(8,863)

Morgan Stanley Capital	6/2/2026	EUR	99,839,000	USD	117,232,811	780,558	—

RBC Capital Markets	6/2/2026	GBP	1,082,800	USD	1,454,954	—	(3,254)

RBC Capital Markets	6/2/2026	GBP	918,364,000	USD	1,247,884,942	11,123,515	—

The Bank of New York Mellon	6/2/2026	HKD	1,190,458,700	USD	152,133,645	229,358	—

The Bank of New York Mellon	6/2/2026	HKD	49,391,000	USD	6,311,652	9,288	—

JP Morgan & Chase Co.	6/2/2026	ILS	14,005,000	USD	4,743,745	—	(223,448)

JP Morgan & Chase Co.	6/2/2026	ILS	206,540,200	USD	69,959,083	—	(3,295,111)

Morgan Stanley Capital	6/2/2026	JPY	19,498,358,000	USD	124,647,147	2,220,010	—

Morgan Stanley Capital	6/2/2026	JPY	375,132,100	USD	2,363,629	8,234	—

Morgan Stanley Capital	6/2/2026	JPY	291,861,290,000	USD	1,866,567,718	34,016,373	—

Goldman Sachs & Co.	6/2/2026	NOK	358,028,000	USD	38,475,294	—	(245,296)

JP Morgan & Chase Co.	6/2/2026	NOK	16,277,900	USD	1,749,309	—	(11,140)

RBC Capital Markets	6/2/2026	NOK	211,411,000	USD	22,719,623	—	(144,395)

Bank of America	6/2/2026	SEK	95,158,000	USD	10,300,493	—	(5,688)

Bank of America	6/2/2026	SEK	2,426,845,300	USD	262,700,751	—	(141,122)

Bank of America	6/2/2026	SEK	3,045,900	USD	326,414	—	(3,475)

RBC Capital Markets	6/2/2026	USD	562,067,530	AUD	781,191,842	—	(585,754)

RBC Capital Markets	6/2/2026	USD	1,363,574	AUD	1,884,700	—	(8,946)

Morgan Stanley Capital	6/2/2026	USD	1,928,384	CHF	1,497,400	—	(9,993)

See Notes to Financial Statements.

DBX ETF Trust | 41

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2026

	Settlement	Currency To		Currency To		Unrealized	Unrealized

Counterparty	Date	Deliver		Receive		Appreciation ($)	Depreciation ($)

The Bank of New York Mellon	6/2/2026	USD	794,364,113	CHF	620,676,400	814,158	—

The Bank of New York Mellon	6/2/2026	USD	138,767,156	DKK	888,706,500	—	(74,714)

Morgan Stanley Capital	6/2/2026	USD	7,006,513	EUR	5,957,200	—	(58,032)

Morgan Stanley Capital	6/2/2026	USD	2,881,438,322	EUR	2,469,242,700	—	(1,312,561)

RBC Capital Markets	6/2/2026	USD	2,943,639	GBP	2,165,600	—	(27,224)

RBC Capital Markets	6/2/2026	USD	26,683,429	GBP	19,637,000	—	(238,268)

The Bank of New York Mellon	6/2/2026	USD	1,209,979,499	GBP	897,644,200	—	(1,121,441)

The Bank of New York Mellon	6/2/2026	USD	158,196,558	HKD	1,239,849,700	10,093	—

JP Morgan & Chase Co.	6/2/2026	USD	78,667,808	ILS	220,545,200	—	(446,421)

Morgan Stanley Capital	6/2/2026	USD	4,807,712	JPY	750,264,200	—	(96,920)

Morgan Stanley Capital	6/2/2026	USD	1,953,052,289	JPY	310,984,515,900	—	(429,202)

Goldman Sachs & Co.	6/2/2026	USD	4,994,922	NOK	46,478,000	31,656	—

Goldman Sachs & Co.	6/2/2026	USD	33,735,057	NOK	311,550,000	—	(41,045)

JP Morgan & Chase Co.	6/2/2026	USD	1,762,593	NOK	16,277,900	—	(2,145)

RBC Capital Markets	6/2/2026	USD	22,891,870	NOK	211,411,000	—	(27,852)

Morgan Stanley Capital	6/2/2026	USD	273,469,413	SEK	2,525,049,200	8,530	—

JP Morgan & Chase Co.	6/3/2026	NZD	14,916,300	USD	8,790,155	—	(143,355)

RBC Capital Markets	6/3/2026	NZD	10,227,000	USD	6,027,313	—	(97,732)

Goldman Sachs & Co.	6/3/2026	SGD	79,051,200	USD	62,196,066	242,495	—

RBC Capital Markets	6/3/2026	SGD	80,201,000	USD	63,102,446	247,759	—

JP Morgan & Chase Co.	6/3/2026	USD	8,930,389	NZD	14,916,300	3,121	—

RBC Capital Markets	6/3/2026	USD	6,122,905	NZD	10,227,000	2,140	—

Goldman Sachs & Co.	6/3/2026	USD	61,983,926	SGD	79,051,200	—	(30,355)

RBC Capital Markets	6/3/2026	USD	62,885,482	SGD	80,201,000	—	(30,796)

RBC Capital Markets	7/2/2026	AUD	10,714,000	USD	7,704,056	8,245	—

RBC Capital Markets	7/2/2026	AUD	781,191,842	USD	561,737,086	611,053	—

The Bank of New York Mellon	7/2/2026	CHF	620,676,400	USD	796,924,144	—	(1,003,572)

The Bank of New York Mellon	7/2/2026	CHF	26,795,000	USD	34,402,271	—	(44,783)

The Bank of New York Mellon	7/2/2026	DKK	888,706,500	USD	138,990,912	60,153	—

The Bank of New York Mellon	7/2/2026	DKK	30,772,000	USD	4,812,600	2,038	—

Morgan Stanley Capital	7/2/2026	EUR	86,804,000	USD	101,402,870	13,125	—

Morgan Stanley Capital	7/2/2026	EUR	2,469,242,700	USD	2,885,201,448	1,049,928	—

The Bank of New York Mellon	7/2/2026	GBP	5,605,000	USD	7,554,671	6,853	—

The Bank of New York Mellon	7/2/2026	GBP	897,644,200	USD	1,209,911,278	1,123,598	—

JP Morgan & Chase Co.	7/2/2026	ILS	220,545,200	USD	78,667,107	435,453	—

JP Morgan & Chase Co.	7/2/2026	ILS	33,308,000	USD	11,880,732	65,739	—

Morgan Stanley Capital	7/2/2026	JPY	9,154,943,000	USD	57,628,134	—	(6,919)

Morgan Stanley Capital	7/2/2026	JPY	310,984,515,900	USD	1,957,910,484	103,732	—

Goldman Sachs & Co.	7/2/2026	NOK	311,550,000	USD	33,717,168	40,740	—

JP Morgan & Chase Co.	7/2/2026	NOK	16,277,900	USD	1,761,695	2,166	—

RBC Capital Markets	7/2/2026	NOK	211,411,000	USD	22,880,387	28,301	—

JP Morgan & Chase Co.	7/2/2026	NZD	1,376,000	USD	824,598	—	(285)

JP Morgan & Chase Co.	7/2/2026	NZD	14,916,300	USD	8,938,278	—	(3,734)

RBC Capital Markets	7/2/2026	NZD	10,227,000	USD	6,128,877	—	(1,996)

Morgan Stanley Capital	7/2/2026	SEK	2,525,049,200	USD	273,896,749	—	(37,645)

Goldman Sachs & Co.	7/2/2026	SGD	79,051,200	USD	62,112,012	29,318	—

RBC Capital Markets	7/2/2026	SGD	80,201,000	USD	63,014,441	28,754	—

Goldman Sachs & Co.	7/2/2026	USD	706,064	NOK	6,524,000	—	(864)

Morgan Stanley Capital	7/2/2026	USD	2,766,006	SEK	25,499,000	297	—

Goldman Sachs & Co.	7/2/2026	USD	737,808	SGD	939,000	—	(366)

The Bank of New York Mellon	7/3/2026	HKD	1,239,849,700	USD	158,365,382	—	(21,482)

See Notes to Financial Statements.

42 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2026

	Settlement	Currency To		Currency To		Unrealized	Unrealized

Counterparty	Date	Deliver		Receive		Appreciation ($)	Depreciation ($)

The Bank of New York Mellon	7/3/2026	USD	4,294,381	HKD	33,619,000	340	—

Total unrealized appreciation (depreciation)						74,672,273	(10,130,451)

For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

AUD	Australian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	Pound Sterling

HKD	Hong Kong Dollar

ILS	Israeli Shekel

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$8,523,548,920	$17,529	$—	$8,523,566,449

Preferred Stocks	22,812,280	—	—	22,812,280

Exchange-Traded Funds	10,244,250	—	—	10,244,250

Short-Term Investments (a)	137,534,654	—	—	137,534,654

Derivatives (b)

Forward Foreign Currency Contracts	—	74,672,273	—	74,672,273

Futures Contracts	5,593,984	—	—	5,593,984

TOTAL	$8,699,734,088	$74,689,802	$—	$8,774,423,890

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)

Forward Foreign Currency Contracts	$—	$(10,130,451)	$—	$(10,130,451)

TOTAL	$—	$(10,130,451)	$—	$(10,130,451)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.

DBX ETF Trust | 43

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF

May 31, 2026

	Number of Shares	Value $

COMMON STOCKS — 96.1%

Australia — 0.0%

MMG Ltd. *

(Cost $15,909)	30,548	34,341

Brazil — 2.7%

Ambev SA	35,709	115,525

Axia Energia	8,609	89,477

B3 SA — Brasil Bolsa Balcao	41,287	135,044

Banco Bradesco SA	15,241	46,830

Banco BTG Pactual S.A	9,749	103,876

Banco do Brasil SA	13,361	53,767

BB Seguridade Participacoes SA	5,378	37,740

Caixa Seguridade Participacoes S/A	5,659	19,867

Cia de Saneamento Basico do Estado de Sao Paulo	19,221	106,496

Companhia Paranaense de Energia	14,172	40,904

CPFL Energia SA	1,027	8,834

Embraer SA	5,619	81,736

Energisa SA	2,667	25,377

Eneva SA *	7,071	35,926

Engie Brasil Energia SA	2,493	16,358

Equatorial SA	8,921	68,174

Itau Unibanco Holding SA	4,620	36,689

Klabin SA	6,105	20,174

Localiza Rent a Car SA	6,540	54,477

MBRF Global Foods Co. SA	5,369	17,040

Motiva Infraestrutura de Mobilidade SA	8,717	24,382

NU Holdings Ltd., Class A *	29,745	390,552

Petroleo Brasileiro SA	29,345	271,836

Porto Seguro SA	1,930	18,483

PRIO SA *	6,840	84,406

Raia Drogasil SA	9,876	36,590

Rede D’Or Sao Luiz SA, 144A	4,970	33,517

Rumo SA	8,100	22,030

StoneCo Ltd., Class A	1,796	20,564

Suzano SA	4,614	38,333

Telefonica Brasil SA	6,242	41,848

TIM SA	7,600	32,994

Ultrapar Participacoes SA	4,855	24,898

Vale SA	28,958	475,424

Vibra Energia SA	8,945	52,753

WEG SA	12,097	105,753

XP, Inc., Class A	3,320	55,344

(Cost $1,681,563)		2,844,018

Canada — 0.0%

China Gold International Resources Corp. Ltd.

(Cost $34,734)	1,913	36,664

	Number of Shares	Value $

Chile — 0.3%

Banco de Chile	351,212	66,159

Banco de Credito e Inversiones SA	678	45,745

Banco Santander Chile	595,329	46,822

Cencosud SA	9,797	23,104

Empresas Copec SA	2,673	18,991

Enel Chile SA	175,826	15,270

Falabella SA	5,055	32,373

Latam Airlines Group SA	2,525,633	68,388

Plaza SA	6,618	28,850

(Cost $224,630)		345,702

China — 16.2%

360 Security Technology, Inc., Class A	6,016	8,981

37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,600	4,541

3SBio, Inc., 144A *	14,388	33,965

AAC Technologies Holdings, Inc.	6,487	37,663

Accelink Technologies Co. Ltd., Class A	400	12,059

Advanced Micro-Fabrication Equipment, Inc., China, Class A	505	22,225

AECC Aviation Power Co. Ltd., Class A	1,200	7,365

Agricultural Bank of China Ltd., Class A	43,400	40,543

Agricultural Bank of China Ltd., Class H	220,975	162,695

Aier Eye Hospital Group Co. Ltd., Class A	4,684	6,314

Air China Ltd., Class A *	8,200	8,254

Akeso, Inc., 144A *	5,407	81,482

Aluminum Corp. of China Ltd., Class A	2,812	4,747

Aluminum Corp. of China Ltd., Class H	30,818	42,863

Anhui Conch Cement Co. Ltd., Class A	1,500	4,468

Anhui Conch Cement Co. Ltd., Class H	10,417	25,295

Anhui Gujing Distillery Co. Ltd., Class A	272	3,740

Anhui Jianghuai Automobile Group Corp. Ltd., Class A *	1,300	7,114

Anker Innovations Technology Co. Ltd., Class A	200	3,717

ANTA Sports Products Ltd.	10,173	98,395

Avary Holding Shenzhen Co. Ltd., Class A	730	11,331

BAIC BluePark New Energy Technology Co. Ltd., Class A *	5,000	4,516

Baidu, Inc., Class A *	17,081	283,343

See Notes to Financial Statements.

44 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

Baiyin Nonferrous Group Co. Ltd., Class A	7,300	6,766

Bank of Beijing Co. Ltd., Class A	12,500	9,405

Bank of Changsha Co. Ltd., Class A	4,992	7,010

Bank of Chengdu Co. Ltd., Class A	2,451	6,739

Bank of China Ltd., Class A	12,400	10,741

Bank of China Ltd., Class H	547,020	363,661

Bank of Communications Co. Ltd., Class A	26,100	25,694

Bank of Communications Co. Ltd., Class H	73,201	68,186

Bank of Hangzhou Co. Ltd., Class A	3,560	8,425

Bank of Jiangsu Co. Ltd., Class A	11,454	19,115

Bank of Nanjing Co. Ltd., Class A	5,700	9,082

Bank of Ningbo Co. Ltd., Class A	2,270	10,412

Bank of Shanghai Co. Ltd., Class A	8,440	11,265

Baoshan Iron & Steel Co. Ltd., Class A	14,600	13,013

Beijing Compass Technology Development Co. Ltd., Class A	500	6,788

Beijing Kingsoft Office Software, Inc., Class A	252	8,884

Beijing New Building Materials PLC, Class A	1,470	4,976

Beijing Tong Ren Tang Co. Ltd., Class A	900	3,412

Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A *	609	3,120

Beijing-Shanghai High Speed Railway Co. Ltd., Class A	21,350	15,842

Bilibili, Inc., Class Z *	1,960	34,088

Biwin Storage Technology Co. Ltd., Class A *	225	10,888

Bluefocus Intelligent Communications Group Co. Ltd., Class A *	3,300	8,146

BOC International China Co. Ltd., Class A	2,100	3,539

BOE Technology Group Co. Ltd., Class A	18,900	14,276

BYD Co. Ltd., Class A	2,700	38,385

BYD Co. Ltd., Class H	29,613	344,992

BYD Electronic International Co. Ltd.	6,270	23,346

Caitong Securities Co. Ltd., Class A	3,204	3,718

Cambricon Technologies Corp. Ltd., Class A	312	60,414

CCOOP Group Co. Ltd., Class A *	13,900	3,575

CGN Power Co. Ltd., Class H, 144A	75,715	29,950

	Number of Shares	Value $

Changchun High-Tech Industry Group Co. Ltd., Class A	360	3,915

Changjiang Securities Co. Ltd., Class A	1,400	1,682

Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	328	6,157

Chaozhou Three-Circle Group Co. Ltd., Class A	864	16,447

Chifeng Jilong Gold Mining Group Ltd., Class A	1,800	8,879

China CITIC Bank Corp. Ltd., Class A	6,700	7,348

China CITIC Bank Corp. Ltd., Class H	65,345	60,785

China Coal Energy Co. Ltd., Class H	16,135	26,024

China Construction Bank Corp., Class A	12,800	18,844

China Construction Bank Corp., Class H	680,017	736,687

China CSSC Holdings Ltd., Class A	4,012	22,167

China Eastern Airlines Corp. Ltd., Class A *	11,535	7,485

China Energy Engineering Corp. Ltd., Class A	23,540	10,056

China Everbright Bank Co. Ltd., Class A	27,100	12,418

China Feihe Ltd., 144A	28,631	11,179

China Galaxy Securities Co. Ltd., Class A	3,700	6,716

China Galaxy Securities Co. Ltd., Class H	25,762	25,509

China Greatwall Technology Group Co. Ltd., Class A *	700	1,842

China Hongqiao Group Ltd.	26,545	94,909

China International Capital Corp. Ltd., Class A	1,549	7,737

China International Capital Corp. Ltd., Class H, 144A	12,883	32,253

China Jushi Co. Ltd., Class A	1,304	8,115

China Life Insurance Co. Ltd., Class A	400	2,000

China Life Insurance Co. Ltd., Class H	60,513	222,998

China Longyuan Power Group Corp. Ltd., Class H	18,487	15,970

China Mengniu Dairy Co. Ltd.	23,728	51,350

China Merchants Bank Co. Ltd., Class A	8,963	50,357

China Merchants Bank Co. Ltd., Class H	31,604	189,941

China Merchants Energy Shipping Co. Ltd., Class A	4,324	10,137

China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	4,300	6,381

See Notes to Financial Statements.

DBX ETF Trust | 45

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

China Merchants Securities Co. Ltd., Class A	3,900	9,794

China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	3,800	4,954

China Minsheng Banking Corp. Ltd., Class A	7,500	3,935

China Minsheng Banking Corp. Ltd., Class H	61,539	26,384

China National Building Material Co. Ltd., Class H	29,393	19,916

China National Chemical Engineering Co. Ltd., Class A	4,000	4,564

China National Nuclear Power Co. Ltd., Class A	4,700	6,280

China National Software & Service Co. Ltd., Class A *	10	53

China Nonferrous Mining Corp. Ltd.	11,493	19,871

China Northern Rare Earth Group High-Tech Co. Ltd., Class A	1,400	10,061

China Oilfield Services Ltd., Class H	15,952	16,080

China Pacific Insurance Group Co. Ltd., Class A	3,900	18,551

China Pacific Insurance Group Co. Ltd., Class H	21,048	84,386

China Petroleum & Chemical Corp., Class A	11,300	8,101

China Petroleum & Chemical Corp., Class H	186,633	102,879

China Railway Group Ltd., Class A	12,300	8,672

China Railway Group Ltd., Class H	29,642	13,276

China Rare Earth Resources And Technology Co. Ltd., Class A *	100	721

China Resources Microelectronics Ltd., Class A	893	8,460

China Resources Mixc Lifestyle Services Ltd., 144A	5,557	29,498

China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	429	1,550

China Shenhua Energy Co. Ltd., Class A	1,829	12,685

China Shenhua Energy Co. Ltd., Class H	28,601	164,521

China Southern Airlines Co. Ltd., Class A *	7,700	6,248

China State Construction Engineering Corp. Ltd., Class A	11,200	7,996

China Three Gorges Renewables Group Co. Ltd., Class A	14,675	9,045

China Tourism Group Duty Free Corp. Ltd., Class A	1,200	10,568

	Number of Shares	Value $

China Tower Corp. Ltd., Class H, 144A	33,531	42,444

China Tungsten And Hightech Materials Co. Ltd., Class A	1,200	12,062

China United Network Communications Ltd., Class A	19,199	12,345

China Vanke Co. Ltd., Class A *	9,300	4,880

China XD Electric Co. Ltd., Class A	4,100	10,042

China Yangtze Power Co. Ltd., Class A	12,000	49,222

China Zheshang Bank Co. Ltd., Class A	5,070	2,248

Chongqing Afari Technology Co. Ltd., Class A *	5,500	8,772

Chongqing Changan Automobile Co. Ltd., Class A	362	424

Chongqing Rural Commercial Bank Co. Ltd., Class A	2,544	2,497

Chongqing Rural Commercial Bank Co. Ltd., Class H	21,313	17,296

Chongqing Zhifei Biological Products Co. Ltd., Class A *	1,435	2,883

CICT Mobile Communication Technology Co. Ltd., Class A *	3,620	8,636

CITIC Ltd.	33,621	56,458

CITIC Securities Co. Ltd., Class A	4,510	17,366

CITIC Securities Co. Ltd., Class H	13,135	43,644

CMOC Group Ltd., Class A	8,400	22,983

CMOC Group Ltd., Class H	28,719	66,879

CNGR Advanced Material Co. Ltd., Class A	840	6,501

CNPC Capital Co. Ltd., Class A	5,700	6,572

Contemporary Amperex Technology Co. Ltd., Class A	2,153	134,934

Contemporary Amperex Technology Co. Ltd., Class H	1,382	131,289

COSCO SHIPPING Energy Transportation Co. Ltd., Class A	2,100	6,047

COSCO SHIPPING Energy Transportation Co. Ltd., Class H	10,000	20,403

COSCO SHIPPING Holdings Co. Ltd., Class A	3,930	8,214

COSCO SHIPPING Holdings Co. Ltd., Class H	21,934	39,659

CRRC Corp. Ltd., Class A	17,600	15,011

CRRC Corp. Ltd., Class H	36,452	24,140

CSC Financial Co. Ltd., Class A	2,433	8,771

CSPC Pharmaceutical Group Ltd.	66,426	63,570

Daqin Railway Co. Ltd., Class A	7,015	5,382

Datang International Power Generation Co. Ltd., Class A	9,200	11,736

Dongfang Electric Corp. Ltd., Class A	2,280	11,873

See Notes to Financial Statements.

46 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

Dongxing Securities Co. Ltd., Class A	600	1,186

East Money Information Co. Ltd., Class A	7,388	20,924

Eastroc Beverage Group Co. Ltd., Class A	341	7,180

Ecovacs Robotics Co. Ltd., Class A	500	4,340

Empyrean Technology Co. Ltd., Class A *	400	6,770

ENN Energy Holdings Ltd.	5,997	42,011

ENN Natural Gas Co. Ltd., Class A	2,700	7,802

Eoptolink Technology, Inc. Ltd., Class A *	460	48,034

Eve Energy Co. Ltd., Class A	728	6,852

Everbright Securities Co. Ltd., Class A	2,000	4,219

Fiberhome Telecommunication Technologies Co. Ltd., Class A	1,300	9,971

Focus Media Information Technology Co. Ltd., Class A	8,020	6,615

Foshan Haitian Flavouring & Food Co. Ltd., Class A	2,151	11,421

Founder Securities Co. Ltd., Class A	1,900	1,935

Foxconn Industrial Internet Co. Ltd., Class A	5,143	55,799

Full Truck Alliance Co. Ltd., ADR	5,841	51,518

Fuyao Glass Industry Group Co. Ltd., Class A	600	4,670

Fuyao Glass Industry Group Co. Ltd., Class H, 144A	5,239	37,169

Ganfeng Lithium Group Co. Ltd., Class A	480	5,072

Ganfeng Lithium Group Co. Ltd., Class H, 144A	3,758	30,714

GD Power Development Co. Ltd., Class A	7,854	5,979

GDS Holdings Ltd., Class A *	8,369	35,540

Genscript Biotech Corp. *	10,171	17,754

GF Securities Co. Ltd., Class A	1,300	3,630

GF Securities Co. Ltd., Class H	7,428	15,307

Giant Biogene Holding Co. Ltd., 144A	2,411	9,248

Giant Network Group Co. Ltd., Class A	1,500	5,778

GigaDevice Semiconductor, Inc., Class A	233	16,084

GoerTek, Inc., Class A	2,100	8,328

Goldwind Science & Technology Co. Ltd., Class A	1,138	3,939

Gotion High-tech Co. Ltd., Class A	1,200	5,845

Great Wall Motor Co. Ltd., Class H	18,935	25,152

Gree Electric Appliances, Inc. of Zhuhai, Class A	800	4,632

	Number of Shares	Value $

Guangdong Haid Group Co. Ltd., Class A	901	6,237

Guangdong HEC Technology Holding Co. Ltd., Class A *	2,000	10,530

Guangzhou Automobile Group Co. Ltd., Class A	2,900	2,602

Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	600	1,909

Guangzhou Tinci Materials Technology Co. Ltd., Class A	2,040	15,689

Guolian Minsheng Securities Co. Ltd., Class A	1,900	2,441

Guosen Securities Co. Ltd., Class A	4,200	6,283

Guotai Haitong Securities Co. Ltd.	8,092	18,396

Guotai Haitong Securities Co. Ltd., Class H, 144A	16,694	27,820

Guoyuan Securities Co. Ltd., Class A	30	32

H World Group Ltd., ADR	1,419	63,699

Haidilao International Holding Ltd., 144A	13,686	22,283

Haier Smart Home Co. Ltd., Class A	2,100	6,481

Haier Smart Home Co. Ltd., Class H	17,578	44,187

Hainan Airlines Holding Co. Ltd., Class A *	33,864	7,358

Hainan Airport Infrastructure Co. Ltd., Class A	13,900	6,595

Haitian International Holdings Ltd.	6,009	15,151

Hangzhou Chang Chuan Technology Co. Ltd., Class A	500	15,579

Hangzhou First Applied Material Co. Ltd., Class A	1,600	4,233

Hangzhou Silan Microelectronics Co. Ltd., Class A	1,300	6,649

Hangzhou Tigermed Consulting Co. Ltd., Class A	174	1,015

Hansoh Pharmaceutical Group Co. Ltd., 144A	10,191	40,884

Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A *	1,700	10,365

Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	621	2,667

Henan Shuanghui Investment & Development Co. Ltd., Class A	1,808	6,686

Hengan International Group Co. Ltd.	5,370	16,678

Hengli Petrochemical Co. Ltd., Class A	3,602	9,152

Hengtong Optic-electric Co. Ltd., Class A	1,100	12,539

Hesai Group *	956	19,262

See Notes to Financial Statements.

DBX ETF Trust | 47

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

Hgtech Co. Ltd., Class A	600	13,473

Hithink RoyalFlush Information Network Co. Ltd., Class A	273	9,191

Horizon Robotics *	39,954	26,969

Hoshine Silicon Industry Co. Ltd., Class A	500	2,814

Hua Hong Semiconductor Ltd., Class H, 144A *	6,404	131,808

Huadian Power International Corp. Ltd., Class A	6,600	5,424

Huadong Medicine Co. Ltd., Class A	1,300	5,576

Huafon Chemical Co. Ltd., Class A	2,500	3,736

Huaneng Power International, Inc., Class A	6,000	7,867

Huaneng Power International, Inc., Class H	34,048	31,585

Huaqin Co. Ltd., Class A	500	7,864

Huatai Securities Co. Ltd., Class A	3,600	9,674

Huatai Securities Co. Ltd., Class H, 144A	10,160	20,548

Huaxia Bank Co. Ltd., Class A	2,800	2,777

Huayu Automotive Systems Co. Ltd., Class A	1,600	3,952

Huizhou Desay Sv Automotive Co. Ltd., Class A	400	6,017

Hunan Valin Steel Co. Ltd., Class A	4,600	2,727

Hundsun Technologies, Inc., Class A	389	1,395

Hygon Information Technology Co. Ltd., Class A	1,117	48,525

IEIT Systems Co. Ltd., Class A	921	8,798

Iflytek Co. Ltd., Class A	1,250	8,850

Imeik Technology Development Co. Ltd., Class A	232	3,592

Industrial & Commercial Bank of China Ltd., Class A	30,500	32,550

Industrial & Commercial Bank of China Ltd., Class H	528,909	448,131

Industrial Bank Co. Ltd., Class A	9,759	26,686

Industrial Securities Co. Ltd., Class A	6,700	5,694

Ingenic Semiconductor Co. Ltd., Class A	500	11,637

Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	13,600	4,744

Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	2,308	10,559

Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,800	2,119

Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	1,700	9,976

	Number of Shares	Value $

Inner Mongolia Yili Industrial Group Co. Ltd., Class A	3,900	15,519

Inner Mongolia Yitai Coal Co. Ltd., Class B	8,263	22,971

Innovent Biologics, Inc., 144A *	11,599	123,362

Isoftstone Information Technology Group Co. Ltd., Class A	330	1,612

J&T Global Express Ltd. *	19,030	21,927

JA Solar Technology Co. Ltd., Class A *	2,276	3,065

JCET Group Co. Ltd., Class A	1,300	15,766

JD Health International, Inc., 144A *	7,496	36,730

JD Logistics, Inc., 144A *	16,142	26,550

JD.com, Inc., Class A	18,583	269,133

Jiangsu Eastern Shenghong Co. Ltd., Class A *	1,992	3,548

Jiangsu Hengli Hydraulic Co. Ltd., Class A	804	12,967

Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	3,478	25,802

Jiangsu Yanghe Distillery Co. Ltd., Class A	800	5,367

Jiangsu Zhongtian Technology Co. Ltd., Class A	896	5,588

Jiangxi Copper Co. Ltd., Class A	1,400	9,002

Jiangxi Copper Co. Ltd., Class H	7,960	35,753

Jinko Solar Co. Ltd., Class A *	5,688	4,927

Kanzhun Ltd., ADR	2,954	40,086

KE Holdings, Inc., ADR	2,937	48,754

KE Holdings, Inc., Class A	7,528	41,709

Kingdee International Software Group Co. Ltd. *	23,832	22,108

Kingfa Sci & Tech Co. Ltd., Class A	3,900	9,748

Kingsoft Corp. Ltd.	7,686	20,772

Kuaishou Technology, 144A	19,887	115,563

Kuang-Chi Technologies Co. Ltd., Class A *	1,500	8,915

Kunlun Tech Co. Ltd., Class A *	200	1,298

Kweichow Moutai Co. Ltd., Class A	615	120,540

Laopu Gold Co. Ltd., Class H	225	14,470

LB Group Co. Ltd., Class A	1,916	4,050

Lenovo Group Ltd.	62,173	190,401

Lens Technology Co. Ltd., Class A	3,176	19,013

Leo Group Co. Ltd., Class A	10,600	9,370

Li Auto, Inc., Class A *	9,992	73,758

Li Ning Co. Ltd.	19,826	46,043

Lingyi iTech Guangdong Co., Class A	2,590	5,570

Longfor Group Holdings Ltd., 144A	15,063	15,088

See Notes to Financial Statements.

48 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

LONGi Green Energy Technology Co. Ltd., Class A *	3,254	6,681

Luxshare Precision Industry Co. Ltd., Class A	3,270	35,425

Luzhou Laojiao Co. Ltd., Class A	400	5,383

Mango Excellent Media Co. Ltd., Class A	1,803	4,651

Maxscend Microelectronics Co. Ltd., Class A *	448	7,158

Meituan, Class B, 144A *	40,104	375,868

Metallurgical Corp. of China Ltd., Class A	16,000	6,693

Midea Group Co. Ltd., Class A	2,000	23,901

Midea Group Co. Ltd., Class H	3,750	41,032

MINISO Group Holding Ltd.	3,279	10,820

Montage Technology Co. Ltd., Class A	489	18,287

Muyuan Foods Group Co. Ltd., Class A	3,064	17,242

NARI Technology Co. Ltd., Class A	4,323	15,911

National Silicon Industry Group Co. Ltd., Class A *	907	3,714

NAURA Technology Group Co. Ltd., Class A	317	29,514

NetEase, Inc.	14,470	358,385

New China Life Insurance Co. Ltd., Class A	400	3,530

New China Life Insurance Co. Ltd., Class H	8,489	52,492

New Hope Liuhe Co. Ltd., Class A	2,400	2,799

New Oriental Education & Technology Group, Inc.	11,073	51,487

Nexchip Semiconductor Corp., Class A	1,670	11,246

Ningbo Deye Technology Co. Ltd., Class A	987	16,871

Ningbo Orient Wires & Cables Co. Ltd., Class A	720	4,757

Ningbo Tuopu Group Co. Ltd., Class A	1,078	9,943

Ningxia Baofeng Energy Group Co. Ltd., Class A	4,056	14,389

NIO, Inc., Class A *	14,562	78,971

Nongfu Spring Co. Ltd., Class H, 144A	13,441	73,406

OmniVision Integrated Circuits Group, Inc.	586	8,229

Orient Securities Co. Ltd., Class A	3,238	4,456

People’s Insurance Co. Group of China Ltd., Class A	6,700	6,774

People’s Insurance Co. Group of China Ltd., Class H	66,787	44,145

PetroChina Co. Ltd., Class A	14,432	23,188

PetroChina Co. Ltd., Class H	170,689	237,186

	Number of Shares	Value $

Pharmaron Beijing Co. Ltd., Class A	1,575	5,843

PICC Property & Casualty Co. Ltd., Class H	57,203	106,203

Ping An Bank Co. Ltd., Class A	11,800	19,064

Ping An Insurance Group Co. of China Ltd., Class A	5,217	41,256

Ping An Insurance Group Co. of China Ltd., Class H	52,671	403,590

Piotech, Inc., Class A	94	8,726

Poly Developments and Holdings Group Co. Ltd., Class A	7,100	6,055

Pony AI, Inc., Class A *	1,546	15,683

Pop Mart International Group Ltd., 144A	4,324	95,673

Postal Savings Bank of China Co. Ltd., Class A	17,216	12,673

Postal Savings Bank of China Co. Ltd., Class H, 144A	71,675	45,912

Power Construction Corp. of China Ltd., Class A	7,801	6,157

Qinghai Salt Lake Industry Co. Ltd., Class A *	2,100	9,551

Range Intelligent Computing Technology Group Co. Ltd., Class A	800	9,918

Remegen Co. Ltd., Class H, 144A *	1,523	16,062

Rongsheng Petrochemical Co. Ltd., Class A *	7,375	12,275

SAIC Motor Corp. Ltd., Class A	4,500	8,195

Sailun Group Co. Ltd., Class A	2,700	5,041

Sanan Optoelectronics Co. Ltd., Class A	3,400	7,860

Sangfor Technologies, Inc., Class A	500	7,904

Sany Heavy Industry Co. Ltd., Class A	3,364	8,921

Satellite Chemical Co. Ltd., Class A	2,190	7,533

SDIC Capital Co. Ltd., Class A	1,400	1,333

SDIC Power Holdings Co. Ltd., Class A	4,100	8,666

SenseTime Group, Inc., Class B, 144A *	221,928	47,008

Seres Group Co. Ltd., Class A	830	9,994

SF Holding Co. Ltd., Class A	1,575	8,137

SG Micro Corp., Class A	256	4,456

Shaanxi Coal Industry Co. Ltd., Class A	4,400	16,741

Shandong Gold Mining Co. Ltd., Class A	1,736	7,408

Shandong Gold Mining Co. Ltd., Class H, 144A	7,518	22,870

Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	1,015	7,848

See Notes to Financial Statements.

DBX ETF Trust | 49

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

Shandong Hongqiao Aluminum Industry Holding Co. Ltd., Class A	2,100	6,599

Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	1,296	5,638

Shandong Nanshan Aluminum Co. Ltd., Class A	6,800	5,227

Shandong Sun Paper Industry JSC Ltd., Class A	64	131

Shanghai Baosight Software Co. Ltd., Class A	1,004	2,990

Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	44	1,059

Shanghai Electric Group Co. Ltd., Class A *	6,300	7,506

Shanghai Electric Power Co. Ltd., Class A *	2,200	7,245

Shanghai International Airport Co. Ltd., Class A	900	3,335

Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,900	4,628

Shanghai Pudong Development Bank Co. Ltd., Class A	20,800	28,808

Shanghai Putailai New Energy Technology Group Co. Ltd.	942	4,265

Shanghai RAAS Blood Products Co. Ltd., Class A	5,600	4,395

Shanghai Rural Commercial Bank Co. Ltd., Class A	1,388	1,744

Shanghai United Imaging Healthcare Co. Ltd., Class A	494	8,784

Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	1,800	9,243

Shanjin International Gold Co. Ltd., Class A	1,992	6,613

Shannon Semiconductor Technology Co. Ltd., Class A	100	2,662

Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,740	1,746

Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	2,300	5,440

Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	580	10,999

Sharetronic Data Technology Co. Ltd., Class A	120	4,251

Shengyi Technology Co. Ltd., Class A	1,135	23,592

Shennan Circuits Co. Ltd., Class A	355	21,588

Shenwan Hongyuan Group Co. Ltd., Class A	14,400	9,387

Shenzhen Envicool Technology Co. Ltd., Class A *	600	8,071

Shenzhen Inovance Technology Co. Ltd., Class A	1,183	12,933

Shenzhen Kinwong Electronic Co. Ltd., Class A	200	2,341

	Number of Shares	Value $

Shenzhen Longsys Electronics Co. Ltd., Class A *	300	24,446

Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	683	15,328

Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	314	2,169

Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	1,500	7,410

Shenzhen Sunway Communication Co. Ltd., Class A	300	4,375

Shenzhen Techwinsemi Technology Co. Ltd., Class A	100	9,460

Shenzhen Transsion Holdings Co. Ltd., Class A	441	3,924

Shenzhou International Group Holdings Ltd.	6,767	40,083

Sichuan Changhong Electric Co. Ltd., Class A	3,600	3,831

Sichuan Chuantou Energy Co. Ltd., Class A	1,900	4,353

Sichuan Kelun Pharmaceutical Co. Ltd., Class A	400	2,150

Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H *	398	23,463

Sichuan Road & Bridge Group Co. Ltd., Class A	5,708	7,391

Sinoma Science & Technology Co. Ltd., Class A	1,000	10,517

Sinopharm Group Co. Ltd., Class H	11,427	24,671

Sinotruk Hong Kong Ltd.	6,847	32,554

Smoore International Holdings Ltd., 144A	14,325	16,634

SooChow Securities Co. Ltd., Class A	1,352	1,567

Sungrow Power Supply Co. Ltd., Class A	1,153	30,335

Sunny Optical Technology Group Co. Ltd.	4,920	52,610

SUPCON Technology Co. Ltd., Class A *	582	7,381

Suzhou Centec Communications Co. Ltd., Class A *	213	8,863

Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A *	898	28,279

Suzhou Everbright Photonics Co. Ltd., Class A *	200	11,670

Suzhou Maxwell Technologies Co. Ltd., Class A	300	11,071

Suzhou TFC Optical Communication Co. Ltd., Class A	400	26,914

TAL Education Group, ADR *	2,338	22,702

TBEA Co. Ltd., Class A	2,330	8,731

See Notes to Financial Statements.

50 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

TCL Technology Group Corp., Class A	11,716	7,412

TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A *	3,361	4,844

Tencent Holdings Ltd.	50,153	2,733,908

Tencent Music Entertainment Group, ADR	4,599	42,403

Tianqi Lithium Corp., Class A *	1,200	11,153

Tianshan Aluminum Group Co. Ltd., Class A	674	1,487

Tingyi Cayman Islands Holding Corp.	16,772	25,575

Tongcheng Travel Holdings Ltd.	9,954	17,985

TongFu Microelectronics Co. Ltd., Class A	340	3,317

Tongling Nonferrous Metals Group Co. Ltd., Class A	11,600	11,831

Tongwei Co. Ltd., Class A *	3,400	7,423

Trina Solar Co. Ltd., Class A *	1,708	3,893

Tsingtao Brewery Co. Ltd., Class A	500	4,519

Tsingtao Brewery Co. Ltd., Class H *	5,075	32,210

UBTech Robotics Corp. Ltd., Class H *	1,588	20,709

Unigroup Guoxin Microelectronics Co. Ltd., Class A	773	9,061

Unisplendour Corp. Ltd., Class A	2,154	9,119

Universal Scientific Industrial Shanghai Co. Ltd., Class A	1,600	10,600

Verisilicon Microelectronics Shanghai Co. Ltd., Class A *	283	10,326

Victory Giant Technology Huizhou Co. Ltd., Class A	400	21,789

Vipshop Holdings Ltd., ADR	2,036	28,952

Wanhua Chemical Group Co. Ltd., Class A	1,858	20,172

Weichai Power Co. Ltd., Class A	3,300	17,238

Weichai Power Co. Ltd., Class H	15,713	83,488

Wens Foodstuff Group Co. Ltd., Class A	3,606	7,292

Western Mining Co. Ltd., Class A	2,000	9,025

Western Superconducting Technologies Co. Ltd., Class A	789	7,879

Wolong Electric Group Co. Ltd., Class A	1,300	7,583

Wuhan Guide Infrared Co. Ltd., Class A *	3,700	7,039

Wuliangye Yibin Co. Ltd., Class A	2,007	25,184

WUS Printed Circuit Kunshan Co. Ltd., Class A	632	12,335

WuXi AppTec Co. Ltd., Class A	1,182	17,751

WuXi AppTec Co. Ltd., Class H, 144A	3,201	53,221

	Number of Shares	Value $

Wuxi Biologics Cayman, Inc., 144A *	28,344	120,582

WuXi XDC Cayman, Inc. *	2,442	17,107

XCMG Construction Machinery Co. Ltd., Class A	7,200	10,376

Xiamen Tungsten Co. Ltd., Class A	700	5,626

Xiaomi Corp., Class B, 144A *	138,930	497,084

Xinjiang Daqo New Energy Co. Ltd., Class A *	1,567	4,510

Xinyi Solar Holdings Ltd.	34,462	11,741

XPeng, Inc., Class A *	10,058	81,946

XtalPi Holdings Ltd. *	13,770	14,478

Yadea Group Holdings Ltd., 144A	10,624	15,278

Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H, 144A	3,225	93,496

Yankuang Energy Group Co. Ltd., Class A	3,273	10,547

Yankuang Energy Group Co. Ltd., Class H	26,498	49,230

Yantai Jereh Oilfield Services Group Co. Ltd., Class A	200	4,151

Yealink Network Technology Corp. Ltd., Class A	1,044	5,579

Yonghui Superstores Co. Ltd., Class A *	3,300	1,805

Yonyou Network Technology Co. Ltd., Class A *	2,697	4,134

YTO Express Group Co. Ltd., Class A	2,500	6,929

Yum China Holdings, Inc.	2,562	112,132

Yunnan Aluminium Co. Ltd., Class A	464	1,954

Yunnan Baiyao Group Co. Ltd., Class A	400	2,953

Yunnan Energy New Material Group Co. Ltd., Class A *	1,000	10,416

Yunnan Tin Co. Ltd., Class A	1,700	9,423

Yunnan Yuntianhua Co. Ltd., Class A	1,500	6,793

Yutong Bus Co. Ltd., Class A	1,700	8,116

Zangge Mining Co. Ltd., Class A	400	4,563

Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	300	5,694

Zhaojin Mining Industry Co. Ltd., Class H	12,951	35,629

Zhejiang Century Huatong Group Co. Ltd., Class A	4,000	8,620

Zhejiang China Commodities City Group Co. Ltd., Class A	3,300	6,248

Zhejiang Chint Electrics Co. Ltd., Class A	2,400	10,337

Zhejiang Dahua Technology Co. Ltd., Class A	1,632	4,026

Zhejiang Huayou Cobalt Co. Ltd., Class A	927	7,509

See Notes to Financial Statements.

DBX ETF Trust | 51

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	1,100	8,263

Zhejiang Juhua Co. Ltd., Class A	1,740	8,493

Zhejiang Leapmotor Technology Co. Ltd., Class H, 144A *	4,033	20,224

Zhejiang NHU Co. Ltd., Class A	1,483	6,438

Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	1,300	8,905

Zhejiang Weiming Environment Protection Co. Ltd., Class A	1,800	4,010

Zhejiang Zheneng Electric Power Co. Ltd., Class A	9,300	8,894

Zheshang Securities Co. Ltd., Class A	2,100	2,930

Zhongji Innolight Co. Ltd., Class A	511	87,705

Zhongjin Gold Corp. Ltd., Class A	1,800	5,965

Zhongtai Securities Co. Ltd., Class A	4,000	3,216

Zhuzhou CRRC Times Electric Co. Ltd., Class A	771	6,952

Zhuzhou CRRC Times Electric Co. Ltd., Class H	3,117	16,108

Zijin Mining Group Co. Ltd., Class A	10,800	48,594

Zijin Mining Group Co. Ltd., Class H	48,357	202,266

Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	5,076	5,410

ZTE Corp., Class A *	1,900	10,313

ZTE Corp., Class H *	4,872	16,648

ZTO Express Cayman, Inc.	3,151	69,840

(Cost $12,233,452)		16,821,013

Colombia — 0.1%

Grupo Cibest SA	1,983	40,878

Interconexion Electrica SA ESP	2,996	24,542

(Cost $33,149)		65,420

Czech Republic — 0.1%

CEZ AS	937	56,522

Komercni Banka AS	626	29,720

Moneta Money Bank AS, 144A	1,801	16,054

(Cost $48,674)		102,296

Egypt — 0.1%

Commercial International Bank -

Egypt (CIB)	23,281	59,295

Eastern Co. SAE	9,146	6,655

Talaat Moustafa Group	4,259	7,830

(Cost $52,031)		73,780

Greece — 0.5%

Alpha Bank SA	13,391	61,071

Eurobank SA	19,401	90,314

GEK TERNA SA	581	28,977

	Number of Shares	Value $

Hellenic Telecommunications Organization SA	1,286	27,285

JUMBO SA	927	25,172

National Bank of Greece SA	6,620	114,472

Piraeus Bank SA *	8,812	94,047

Public Power Corp. SA	2,278	57,286

(Cost $340,300)		498,624

Hong Kong — 2.8%

Alibaba Group Holding Ltd.	131,300	2,025,567

Alibaba Group Holding Ltd., ADR	607	75,402

Alibaba Health Information Technology Ltd. *	46,252	21,424

Beijing Enterprises Holdings Ltd.	3,764	14,803

Bosideng International Holdings Ltd.	33,928	18,399

C&D International Investment Group Ltd.	7,456	15,013

China Gas Holdings Ltd.	20,866	18,451

China Merchants Port Holdings Co. Ltd.	12,018	23,601

China Overseas Land & Investment Ltd.	30,245	60,282

China Power International Development Ltd.	26,014	12,348

China Resources Beer Holdings Co. Ltd.	11,770	36,345

China Resources Gas Group Ltd.	7,237	16,982

China Resources Land Ltd.	22,414	101,017

China Resources Power Holdings Co. Ltd.	16,325	44,287

China Ruyi Holdings Ltd. *	94,000	16,313

China Taiping Insurance Holdings Co. Ltd.	10,093	25,590

Chow Tai Fook Jewellery Group Ltd.	16,162	22,665

Far East Horizon Ltd.	21,736	21,329

GCL Technology Holdings Ltd. *	196,613	20,823

Geely Automobile Holdings Ltd.	50,255	120,685

Guangdong Investment Ltd.	25,068	26,709

Kingboard Laminates Holdings Ltd.	8,500	59,220

Kunlun Energy Co. Ltd.	31,009	28,331

Orient Overseas International Ltd.	1,093	18,982

Sino Biopharmaceutical Ltd.	83,454	53,138

Want Want China Holdings Ltd.	35,282	18,728

Zijin Gold International Co. Ltd. *	2,899	47,978

(Cost $2,533,122)		2,964,412

Hungary — 0.3%

MOL Hungarian Oil & Gas PLC	2,727	34,636

OTP Bank Nyrt	1,782	244,132

Richter Gedeon Nyrt	1,038	43,924

(Cost $101,127)		322,692

See Notes to Financial Statements.

52 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

India — 10.6%

ABB India Ltd.	403	30,768

Adani Enterprises Ltd.	1,332	41,185

Adani Ports & Special Economic Zone Ltd.	4,154	78,909

Adani Power Ltd. *	24,532	62,846

Aditya Birla Capital Ltd. *	6,798	25,997

Alkem Laboratories Ltd.	371	21,471

Ambuja Cements Ltd.	4,573	21,558

APL Apollo Tubes Ltd.	1,419	27,351

Apollo Hospitals Enterprise Ltd.	843	72,556

Ashok Leyland Ltd.	22,898	37,466

Asian Paints Ltd.	3,195	89,850

Astral Ltd.	747	12,410

AU Small Finance Bank Ltd., 144A	4,464	46,271

Aurobindo Pharma Ltd.	2,236	33,573

Avenue Supermarts Ltd., 144A *	1,100	46,947

Axis Bank Ltd.	18,022	244,075

Bajaj Auto Ltd.	537	59,127

Bajaj Finance Ltd. *	20,381	194,853

Bajaj Finserv Ltd.	2,954	55,461

Bajaj Holdings & Investment Ltd.	192	20,940

Balkrishna Industries Ltd.	579	13,442

Bank of Baroda	9,222	26,064

Bharat Electronics Ltd.	28,577	123,558

Bharat Forge Ltd.	1,960	40,380

Bharat Heavy Electricals Ltd.	10,580	46,413

Bharat Petroleum Corp. Ltd.	10,944	34,341

Bharti Airtel Ltd.	22,367	430,624

Bosch Ltd.	56	21,589

Britannia Industries Ltd.	898	49,196

BSE Ltd. *	1,639	71,531

Canara Bank	16,289	22,427

CG Power & Industrial Solutions Ltd.	5,543	53,531

Cholamandalam Investment and Finance Co. Ltd.	3,239	52,428

Cipla Ltd.	3,804	56,099

Coal India Ltd.	12,425	59,889

Colgate-Palmolive India Ltd.	761	16,501

Coromandel International Ltd.	945	17,444

Cummins India Ltd.	1,016	62,896

Dabur India Ltd.	4,076	19,024

Divi’s Laboratories Ltd.	984	69,056

Dixon Technologies India Ltd.	288	34,936

DLF Ltd.	4,470	27,789

Dr Reddy’s Laboratories Ltd.	4,225	57,971

Eicher Motors Ltd.	1,036	78,267

Eternal Ltd. *	19,099	50,377

Federal Bank Ltd.	16,012	48,702

Fortis Healthcare Ltd.	3,904	38,154

	Number of Shares	Value $

FSN E-Commerce Ventures Ltd. *	9,253	25,548

GAIL India Ltd.	16,421	28,436

GE Vernova T&D India Ltd.	1,048	56,797

GMR Airports Ltd. *	24,039	25,398

Godrej Consumer Products Ltd.	3,145	34,075

Godrej Properties Ltd. *	1,314	24,381

Grasim Industries Ltd.	2,148	70,599

Havells India Ltd.	1,750	21,678

HCL Technologies Ltd.	6,833	85,146

HDFC Asset Management Co. Ltd., 144A	1,544	43,464

HDFC Bank Ltd.	92,752	726,932

HDFC Life Insurance Co. Ltd., 144A	7,487	46,877

Hero MotoCorp Ltd.	998	51,507

Hindalco Industries Ltd.	10,283	121,956

Hindustan Aeronautics Ltd.	1,357	61,476

Hindustan Petroleum Corp. Ltd.	7,892	32,719

Hindustan Unilever Ltd.	5,820	131,930

Hitachi Energy India Ltd.	105	42,492

ICICI Bank Ltd.	43,078	569,718

ICICI Lombard General Insurance Co. Ltd., 144A	2,093	39,485

ICICI Prudential Life Insurance Co. Ltd., 144A	3,683	19,537

IDFC First Bank Ltd.	24,308	18,249

Indian Bank	2,362	20,711

Indian Hotels Co. Ltd.	6,592	45,398

Indian Oil Corp. Ltd.	18,555	27,391

Indus Towers Ltd. *	10,632	49,472

IndusInd Bank Ltd. *	4,878	46,950

Info Edge India Ltd.	2,873	30,091

Infosys Ltd.	24,842	303,569

InterGlobe Aviation Ltd., 144A	1,546	71,686

ITC Ltd.	24,131	72,876

Jindal Stainless Ltd.	2,482	17,899

Jindal Steel Ltd.	2,724	34,615

Jio Financial Services Ltd.	23,330	58,681

JSW Energy Ltd.	3,885	24,334

JSW Steel Ltd.	4,859	65,366

Kotak Mahindra Bank Ltd.	43,954	177,759

L&T Finance Ltd.	7,569	22,835

Larsen & Toubro Ltd.	5,389	231,245

Lodha Developers Ltd., 144A	2,258	22,297

LTIMindtree Ltd., 144A	607	25,952

Lupin Ltd.	1,881	44,900

Mahindra & Mahindra Ltd.	7,047	225,919

Malco Energy Ltd. * (a)	11,487	7,840

Mankind Pharma Ltd.	692	17,304

Marico Ltd.	4,478	38,732

Maruti Suzuki India Ltd.	934	129,059

Max Healthcare Institute Ltd.	6,076	61,726

See Notes to Financial Statements.

DBX ETF Trust | 53

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

Mphasis Ltd.	852	20,371

MRF Ltd.	15	19,487

Multi Commodity Exchange of India Ltd.	1,118	34,770

Muthoot Finance Ltd.	881	31,001

National Aluminium Co. Ltd.	6,973	31,155

Nestle India Ltd.	4,779	71,509

NHPC Ltd.	13,123	10,895

NMDC Ltd.	30,081	27,861

NTPC Ltd.	34,525	140,608

Oberoi Realty Ltd.	1,119	20,108

Oil & Natural Gas Corp. Ltd.	20,438	57,097

Oil India Ltd.	4,275	21,427

One 97 Communications Ltd. *	3,076	36,226

Oracle Financial Services Software Ltd.	192	20,138

Page Industries Ltd.	50	20,103

PB Fintech Ltd. *	2,792	50,036

Persistent Systems Ltd.	831	45,436

Petronet LNG Ltd.	6,142	17,524

Phoenix Mills Ltd.	1,655	30,856

PI Industries Ltd.	588	17,176

Pidilite Industries Ltd.	2,320	36,212

Polycab India Ltd.	455	45,392

Power Finance Corp. Ltd.	11,546	52,091

Power Grid Corp. of India Ltd.	33,465	102,350

Prestige Estates Projects Ltd.	1,501	21,633

Punjab National Bank	15,579	17,391

REC Ltd.	9,996	35,528

Reliance Industries Ltd., GDR, 144A	825	46,118

Reliance Industries Ltd.	46,084	640,907

Samvardhana Motherson International Ltd.	31,788	48,766

SBI Cards & Payment Services Ltd.	2,428	15,958

SBI Life Insurance Co. Ltd., 144A	3,746	72,164

Shree Cement Ltd.	77	20,486

Shriram Finance Ltd.	11,232	111,983

Siemens Energy India Ltd.	705	28,735

Siemens Ltd. *	508	20,555

Solar Industries India Ltd.	210	40,335

SRF Ltd.	1,094	31,275

State Bank of India	14,938	151,644

Sun Pharmaceutical Industries Ltd.	7,167	135,735

Sundaram Finance Ltd.	577	25,442

Supreme Industries Ltd.	463	17,297

Suzlon Energy Ltd. *	76,714	46,020

Swiggy Ltd. *	10,999	29,859

Talwandi Sabo Power Ltd. * (a)	11,487	2,765

Tata Communications Ltd.	991	20,498

Tata Consultancy Services Ltd.	6,711	159,573

	Number of Shares	Value $

Tata Consumer Products Ltd.	4,822	59,813

Tata Motors Ltd. *	15,813	63,169

Tata Motors Passenger Vehicles Ltd.	15,813	65,566

Tata Power Co. Ltd.	12,067	53,444

Tata Steel Ltd.	62,743	137,387

Tech Mahindra Ltd.	4,147	64,776

Titan Co. Ltd.	2,808	120,446

Torrent Pharmaceuticals Ltd.	896	41,601

Torrent Power Ltd.	1,193	17,836

Trent Ltd.	1,472	65,450

Tube Investments of India Ltd.	912	30,157

TVS Motor Co. Ltd.	1,871	66,090

UltraTech Cement Ltd.	876	105,876

Union Bank of India Ltd.	14,048	24,825

United Spirits Ltd.	2,205	29,477

UPL Ltd.	3,475	23,586

Varun Beverages Ltd.	10,771	59,864

Vedanta Aluminium Metal Ltd. * (a)	11,487	45,960

Vedanta Iron and Steel Ltd. * (a)	11,487	1,966

Vedanta Ltd.	11,487	42,635

Vishal Mega Mart Ltd. *	15,952	20,447

Vodafone Idea Ltd. *	214,432	31,578

Voltas Ltd.	1,798	23,577

WAAREE Energies Ltd.	822	27,176

Wipro Ltd.	10,212	21,956

Wipro Ltd., ADR (b)	7,555	17,830

Yes Bank Ltd. *	118,097	28,778

Zydus Lifesciences Ltd.	1,705	19,342

(Cost $7,367,477)		11,010,354

Indonesia — 0.4%

Bumi Resources Minerals Tbk PT *	460,698	15,339

GoTo Gojek Tokopedia Tbk PT *	7,169,368	20,060

PT Astra International Tbk	133,756	37,425

PT Bank Central Asia Tbk	392,785	125,287

PT Bank Mandiri Persero Tbk	290,720	66,376

PT Bank Negara Indonesia Persero Tbk	116,496	24,121

PT Bank Rakyat Indonesia Persero Tbk	480,291	79,287

PT Barito Pacific Tbk *	124,041	13,466

PT Charoen Pokphand Indonesia Tbk	35,854	8,567

PT Telkom Indonesia Persero Tbk	344,215	58,364

PT United Tractors Tbk	11,475	14,721

(Cost $635,719)		463,013

Ireland — 0.4%

PDD Holdings, Inc., ADR *

(Cost $430,289)	4,652	392,815

See Notes to Financial Statements.

54 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

Kazakhstan — 0.0%

Solidcore Resources PLC * (a)

(Cost $66,377)	4,065	0

Kuwait — 0.5%

Boubyan Bank KSCP	11,596	24,541

Gulf Bank KSCP	15,990	18,082

Kuwait Finance House KSCP	95,144	239,781

Mabanee Co KPSC	4,327	13,799

Mobile Telecommunications Co. KSCP	16,954	32,758

National Bank of Kuwait SAKP	70,295	193,283

Warba Bank KSCP	21,405	19,226

(Cost $359,241)		541,470

Luxembourg — 0.1%

Reinet Investments SCA	1,206	36,454

Zabka Group SA *	2,486	17,548

(Cost $40,757)		54,002

Malaysia — 0.9%

AMMB Holdings Bhd	17,646	28,839

Celcomdigi Bhd	25,660	19,738

CIMB Group Holdings Bhd	62,689	118,263

Gamuda Bhd	34,891	36,959

Hong Leong Bank Bhd	5,641	29,706

IHH Healthcare Bhd	11,850	26,928

IOI Corp. Bhd	15,994	16,095

Kuala Lumpur Kepong Bhd	3,239	16,599

Malayan Banking Bhd	47,218	126,709

Maxis Bhd	16,296	15,248

MISC Bhd	8,400	17,266

Petronas Chemicals Group Bhd	21,924	28,808

Petronas Gas Bhd	4,890	21,089

Press Metal Aluminium Holdings Bhd	31,850	72,295

Public Bank Bhd	119,610	142,084

RHB Bank Bhd	14,281	29,571

SD Guthrie Bhd	13,023	19,083

Sunway Bhd	22,600	30,779

Telekom Malaysia Bhd	11,045	20,614

Tenaga Nasional Bhd	20,705	74,569

YTL Corp. Bhd	29,500	15,252

YTL Power International Bhd	20,900	21,928

(Cost $629,719)		928,422

Mexico — 1.7%

America Movil SAB de CV, Series B	123,161	156,145

Arca Continental SAB de CV	3,871	50,267

Cemex SAB de CV, Series CPO	116,864	153,891

Coca-Cola Femsa SAB de CV	4,436	47,950

Fibra Uno Administracion SA de CV REIT	20,589	35,627

	Number of Shares	Value $

Fomento Economico Mexicano SAB de CV	13,962	166,405

Gruma SAB de CV, Class B	1,239	20,779

Grupo Aeroportuario del Centro Norte SAB de CV	2,159	27,150

Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,152	74,236

Grupo Aeroportuario del Sureste SAB de CV, Class B	1,425	42,246

Grupo Bimbo SAB de CV, Series A	11,414	39,298

Grupo Carso SAB de CV, Series A1	4,733	37,535

Grupo Financiero Banorte SAB de CV, Class O	19,952	208,059

Grupo Financiero Inbursa SAB de CV, Class O	13,487	33,529

Grupo Mexico SAB de CV, Series B	23,662	293,765

Industrias Penoles SAB de CV	1,481	86,135

Kimberly-Clark de Mexico SAB de CV, Class A	11,853	26,253

Prologis Property Mexico SA de CV REIT	9,685	46,568

Promotora y Operadora de Infraestructura SAB de CV	1,429	23,011

Sigma Foods SAB de CV	30,603	29,284

Wal-Mart de Mexico SAB de CV	40,383	122,055

(Cost $1,088,813)		1,720,188

Netherlands — 0.1%

JBS NV	2,385	28,840

Nebius Group N.V., Class A * (a)	4,277	0

NEPI Rockcastle NV *	5,026	43,946

X5 Retail Group NV, GDR * (a)	1,749	0

(Cost $444,989)		72,786

Peru — 0.2%

Cia de Minas Buenaventura SAA, ADR	1,387	51,166

Credicorp Ltd.	577	197,698

(Cost $128,328)		248,864

Philippines — 0.3%

Ayala Corp.	1,344	9,526

Ayala Land, Inc.	46,124	10,918

Bank of the Philippine Islands	12,566	19,156

BDO Unibank, Inc.	20,410	37,806

International Container Terminal Services, Inc.	8,341	101,897

Manila Electric Co.	2,410	22,321

Metropolitan Bank & Trust Co.	16,282	16,785

PLDT, Inc.	446	8,319

SM Investments Corp.	1,883	17,547

SM Prime Holdings, Inc.	87,579	26,161

(Cost $266,406)		270,436

See Notes to Financial Statements.

DBX ETF Trust | 55

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

Poland — 1.0%

Allegro.eu SA, 144A *	5,774	55,348

Asseco Poland SA	452	24,521

Bank Millennium SA *	4,690	25,676

Bank Polska Kasa Opieki SA *	1,470	98,047

Budimex SA	96	18,513

CD Projekt SA	500	32,067

Dino Polska SA, 144A *	3,760	31,931

Erste Bank Polska	330	55,832

KGHM Polska Miedz SA *	1,192	114,886

LPP SA	8	49,808

mBank SA *	119	41,999

ORLEN SA	4,657	182,030

PGE Polska Grupa Energetyczna SA *	7,346	21,430

Powszechna Kasa Oszczednosci Bank Polski SA	7,011	199,113

Powszechny Zaklad Ubezpieczen SA	4,699	83,440

(Cost $616,765)		1,034,641

Qatar — 0.5%

Al Rayan Bank	48,073	28,717

Commercial Bank PSQC	23,263	26,835

Dukhan Bank	19,490	18,553

Industries Qatar QSC	11,239	37,967

Mesaieed Petrochemical Holding Co.	39,417	13,316

Nebras Energy	4,427	17,727

Ooredoo QPSC	7,304	26,881

Qatar Fuel QSC	3,866	14,886

Qatar Gas Transport Co. Ltd.	21,405	25,514

Qatar International Islamic Bank QSC	8,835	26,692

Qatar Islamic Bank QPSC	14,894	93,185

Qatar National Bank QPSC	37,069	181,222

(Cost $411,978)		511,495

Russia — 0.0%

Alrosa PJSC * (a)	34,709	0

Gazprom PJSC * (a)	164,723	0

GMK Norilskiy Nickel PAO * (a)	88,300	0

Inter RAO UES PJSC * (a)	490,959	0

LUKOIL PJSC * (a)	5,651	0

Magnit PJSC * (a)	933	0

Moscow Exchange MICEX-RTS PJSC * (a)	20,735	0

Novatek PJSC * (a)	12,810	0

Novolipetsk Steel PJSC * (a)	21,183	0

Ozon Holdings PLC, ADR * (a)	151	0

Ozon International * (a)	549	0

PhosAgro PJSC * (a)	713	0

PhosAgro PJSC, GDR * (a)	13	0

Polyus PJSC * (a)	4,760	0

	Number of Shares	Value $

Rosneft Oil Co. PJSC * (a)	14,582	0

Sberbank of Russia PJSC * (a)	146,997	0

Severstal PAO, GDR * (a)	2,248	0

Severstal PAO * (a)	707	0

Surgutneftegas PAO * (a)	68,300	0

Surgutneftegas PAO, ADR * (a)	2,000	0

Tatneft PJSC * (a)	17,973	0

T-Tekhnologii MKPAO * (a)	580	0

United Co. RUSAL International PJSC * (a)	39,327	0

VK IPJSC * (a)	48	0

VK IPJSC, GDR * (a)	1,643	0

VTB Bank PJSC * (a)	9,756	0

(Cost $2,400,189)		0

Saudi Arabia — 2.4%

ACWA Power Co. *	1,858	91,449

Ades Holding Co.	3,195	16,756

Al Rajhi Bank	23,490	416,893

Alinma Bank	11,997	76,728

Almarai Co. JSC	3,998	49,115

Arab National Bank	7,583	42,840

Arabian Internet & Communications Services Co.	212	12,067

Bank AlBilad	5,248	34,095

Bank Al-Jazira	5,080	15,432

Banque Saudi Fransi	9,483	48,342

Bupa Arabia for Cooperative Insurance Co.	708	32,395

Co. for Cooperative Insurance *	475	17,468

Dar Al Arkan Real Estate Development Co. *	4,235	18,937

Dr Sulaiman Al Habib Medical Services Group Co.	783	45,445

Elm Co.	180	32,905

Etihad Etisalat Co.	3,236	54,845

Jarir Marketing Co.	5,336	22,424

Mouwasat Medical Services Co.	963	16,976

Riyad Bank	15,632	83,896

SABIC Agri-Nutrients Co.	1,940	71,704

SAL Saudi Logistics Services	227	10,326

Saudi Arabian Mining Co. *	11,109	183,986

Saudi Arabian Oil Co., 144A	49,003	364,330

Saudi Awwal Bank	8,483	77,131

Saudi Basic Industries Corp.	7,334	111,790

Saudi Energy Co.	5,878	26,394

Saudi Investment Bank	5,657	20,200

Saudi National Bank	23,597	247,754

Saudi Tadawul Group Holding Co.	303	11,102

Saudi Telecom Co.	15,938	187,046

Yanbu National Petrochemical Co.	1,858	16,854

(Cost $1,898,962)		2,457,625

See Notes to Financial Statements.

56 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

Singapore — 0.2%

BOC Aviation Ltd., 144A	1,751	17,092

Trip.com Group Ltd. *	4,796	225,697

(Cost $179,777)		242,789

South Africa — 2.6%

Absa Group Ltd.	6,758	98,834

Bid Corp. Ltd.	2,793	70,089

Bidvest Group Ltd.	2,479	35,732

Capitec Bank Holdings Ltd.	728	200,244

Clicks Group Ltd.	1,920	27,767

Discovery Ltd.	4,330	74,327

FirstRand Ltd.	42,126	240,000

Gold Fields Ltd.	7,036	278,346

Harmony Gold Mining Co. Ltd.	4,649	84,898

Impala Platinum Holdings Ltd.	7,199	102,930

MTN Group Ltd.	14,156	189,270

Naspers Ltd., Class N	6,127	321,986

Nedbank Group Ltd.	3,688	58,974

Northam Platinum Holdings Ltd.	2,877	55,995

OUTsurance Group Ltd.	7,581	33,125

Pepkor Holdings Ltd., 144A	27,828	37,190

Remgro Ltd.	3,598	42,271

Sanlam Ltd.	13,873	73,373

Sasol Ltd. *	4,825	59,915

Shoprite Holdings Ltd.	3,838	67,543

Sibanye Stillwater Ltd.	22,894	68,901

Standard Bank Group Ltd.	11,018	213,633

Valterra Platinum Ltd.	2,117	176,253

Vodacom Group Ltd.	5,330	50,039

(Cost $1,991,919)		2,661,635

South Korea — 21.9%

Alteogen, Inc. *	322	78,844

Amorepacific Corp.	236	18,025

APR Corp.	198	51,964

Celltrion, Inc. *	1,177	150,659

DB Insurance Co. Ltd.	400	37,983

Doosan Co. Ltd.	63	82,439

Doosan Enerbility Co. Ltd. *	3,538	247,918

Ecopro BM Co. Ltd.	442	63,646

Ecopro Co. Ltd. *	779	71,852

Hana Financial Group, Inc.	2,214	169,098

Hankook Tire & Technology Co. Ltd.	528	23,404

Hanmi Semiconductor Co. Ltd.	315	58,945

Hanwha Aerospace Co. Ltd.	265	206,267

Hanwha Ocean Co. Ltd. *	1,099	89,918

Hanwha Systems Co. Ltd.	635	44,244

HD Hyundai Co. Ltd.	358	65,922

HD Hyundai Electric Co. Ltd.	180	125,773

HD Hyundai Heavy Industries Co. Ltd.	256	118,232

	Number of Shares	Value $

HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	340	95,435

HLB, Inc. *	866	29,192

HMM Co. Ltd.	1,559	20,235

HYBE Co. Ltd. *	170	24,818

Hyosung Heavy Industries Corp.	43	105,146

Hyundai Engineering & Construction Co. Ltd.	621	60,575

Hyundai Glovis Co. Ltd.	284	45,700

Hyundai Mobis Co. Ltd.	465	236,974

Hyundai Motor Co.	1,088	521,980

Hyundai Rotem Co. Ltd.	569	75,703

Industrial Bank of Korea	1,741	23,337

Kakao Corp.	2,404	66,920

KakaoBank Corp.	1,538	22,861

KB Financial Group, Inc.	2,941	293,905

Kia Corp.	1,920	215,570

Korea Aerospace Industries Ltd.	556	62,093

Korea Electric Power Corp.	1,954	50,438

Korea Investment Holdings Co. Ltd.	312	49,171

Korean Air Lines Co. Ltd.	1,584	28,169

Krafton, Inc. *	234	39,983

KT&G Corp.	761	93,269

LG Chem Ltd.	362	88,158

LG Corp.	771	75,002

LG Display Co. Ltd. *	2,627	28,048

LG Electronics, Inc.	840	163,318

LG Energy Solution Ltd. *	378	114,880

LG Uplus Corp.	977	10,457

LIG Defense&Aerospace Co. Ltd.	109	57,936

LS Electric Co. Ltd.	600	96,151

Meritz Financial Group, Inc. *	507	34,619

Mirae Asset Securities Co. Ltd.	1,523	62,052

NAVER Corp.	1,147	178,101

NH Investment & Securities Co. Ltd.	1,129	22,625

POSCO Future M Co. Ltd.	260	42,356

POSCO Holdings, Inc.	577	162,150

Posco International Corp.	449	19,009

Samsung Biologics Co. Ltd., 144A *	95	85,922

Samsung C&T Corp.	675	193,721

Samsung Electro-Mechanics Co. Ltd.	456	643,605

Samsung Electronics Co. Ltd.	38,045	8,002,830

Samsung Episholdings Co. Ltd. *	60	19,270

Samsung Fire & Marine Insurance Co. Ltd.	245	92,505

Samsung Heavy Industries Co. Ltd. *	5,386	99,893

Samsung Life Insurance Co. Ltd.	655	168,857

Samsung SDI Co. Ltd. *	481	219,594

See Notes to Financial Statements.

DBX ETF Trust | 57

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

Samsung SDS Co. Ltd.	337	66,863

Samyang Foods Co. Ltd.	33	26,387

Shinhan Financial Group Co. Ltd.	3,370	209,311

SK hynix, Inc.	4,490	6,951,009

SK Innovation Co. Ltd. *	572	45,244

SK Square Co. Ltd. *	752	615,273

SK Telecom Co. Ltd.	862	57,543

SK, Inc.	292	130,983

S-Oil Corp.	357	25,442

Woori Financial Group, Inc.	5,147	101,437

Yuhan Corp.	440	24,818

(Cost $ 4,209,087)		22,801,976

Switzerland — 0.0%

Allwyn AG

(Cost $ 18,154)	1,448	21,272

Taiwan — 26.2%

Accton Technology Corp.	4,035	313,005

Advantech Co. Ltd.	4,166	65,830

Airtac International Group	1,201	53,675

Alchip Technologies Ltd.	615	86,678

ASE Technology Holding Co. Ltd.	27,598	538,296

Asia Vital Components Co. Ltd.	2,627	223,491

ASPEED Technology, Inc.	243	147,000

Asustek Computer, Inc.	5,898	143,282

Bizlink Holding, Inc.	1,405	93,516

Caliway Biopharmaceuticals Co. Ltd. *	8,326	26,712

Cathay Financial Holding Co. Ltd.	77,287	211,441

Chailease Holding Co. Ltd.	12,559	43,099

Chang Hwa Commercial Bank Ltd.	61,378	39,677

China Steel Corp.	88,194	53,774

Chroma ATE, Inc.	3,122	251,151

Chunghwa Telecom Co. Ltd.	29,203	127,717

CTBC Financial Holding Co. Ltd.	132,442	255,790

Delta Electronics, Inc.	15,637	1,220,490

E Ink Holdings, Inc.	6,948	48,796

E.Sun Financial Holding Co. Ltd.	108,981	107,675

Elite Material Co. Ltd.	2,469	403,546

eMemory Technology, Inc.	533	58,021

Eva Airways Corp.	19,711	22,684

Evergreen Marine Corp. Taiwan Ltd.	8,521	57,939

Far EasTone Telecommunications Co. Ltd.	11,327	34,206

First Financial Holding Co. Ltd.	91,889	80,521

Formosa Chemicals & Fibre Corp.	30,763	49,004

Formosa Plastics Corp.	32,989	49,970

Fortune Electric Co. Ltd.	1,344	37,498

Fubon Financial Holding Co. Ltd.	67,773	237,986

	Number of Shares	Value $

Gigabyte Technology Co. Ltd.	4,487	52,998

Global Unichip Corp.	774	115,388

Globalwafers Co. Ltd.	2,375	76,954

Gold Circuit Electronics Ltd.	2,654	111,835

Hon Hai Precision Industry Co. Ltd.	99,646	919,305

Hon Precision, Inc.	644	169,812

Hotai Motor Co. Ltd.	2,515	38,778

Hua Nan Financial Holdings Co. Ltd.	72,249	70,345

Innolux Corp. *	57,940	94,330

International Games System Co. Ltd.	1,774	42,700

Inventec Corp.	18,147	40,667

Jentech Precision Industrial Co. Ltd.	742	83,970

KGI Financial Holding Co. Ltd.	123,034	88,371

King Slide Works Co. Ltd.	463	74,862

King Yuan Electronics Co. Ltd.	9,326	97,799

Largan Precision Co. Ltd.	757	84,942

Lite-On Technology Corp.	15,240	114,085

Lotes Co. Ltd.	741	62,685

MediaTek, Inc.	11,733	1,614,315

Mega Financial Holding Co. Ltd.	94,712	120,939

MPI Corp.	702	133,563

Nan Ya Plastics Corp.	40,813	127,811

Novatek Microelectronics Corp.	4,871	74,172

Pegatron Corp.	14,535	41,064

PharmaEssentia Corp.	2,331	69,203

President Chain Store Corp.	3,004	20,522

Quanta Computer, Inc.	21,687	234,694

Realtek Semiconductor Corp.	4,198	77,727

Shanghai Commercial & Savings Bank Ltd.	27,521	34,922

SinoPac Financial Holdings Co. Ltd.	98,264	94,106

Taiwan Business Bank	43,214	22,417

Taiwan Cooperative Financial Holding Co. Ltd.	82,201	59,961

Taiwan Mobile Co. Ltd.	14,459	51,465

Taiwan Semiconductor Manufacturing Co. Ltd.	199,917	15,029,434

TCC Group Holdings Co. Ltd.	55,270	43,051

TS Financial Holding Co. Ltd.	173,606	129,406

Unimicron Technology Corp.	11,017	371,038

Uni-President Enterprises Corp.	36,925	84,634

United Microelectronics Corp.	90,865	419,147

Vanguard International Semiconductor Corp.	8,996	48,246

Wan Hai Lines Ltd.	4,683	12,259

Wistron Corp.	24,233	122,614

Wiwynn Corp.	910	158,176

Yageo Corp.	12,828	302,216

See Notes to Financial Statements.

58 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2026

3	Number of Shares	Value $

Yang Ming Marine Transport Corp.	14,263	23,995

Yuanta Financial Holding Co. Ltd.	89,123	169,566

Zhen Ding Technology Holding Ltd.	5,920	97,326

(Cost $5,367,552)		27,210,285

Thailand — 0.9%

Advanced Info Service PCL, NVDR	7,373	79,971

Airports of Thailand PCL, NVDR	34,100	57,890

Bangkok Dusit Medical Services PCL, NVDR	89,100	49,827

Bumrungrad Hospital PCL, NVDR	5,100	28,129

Central Pattana PCL, NVDR	17,000	33,692

Charoen Pokphand Foods PCL, NVDR	33,569	19,598

CP ALL PCL, NVDR	40,949	59,451

Delta Electronics Thailand PCL, NVDR	25,080	272,031

Gulf Development PCL	28,211	53,743

Kasikornbank PCL, NVDR	3,803	23,487

Krung Thai Bank PCL, NVDR	31,729	33,879

Minor International PCL, NVDR	26,947	18,630

PTT Exploration & Production PCL, NVDR	9,583	41,665

PTT PCL	500	553

PTT PCL, NVDR	78,280	87,192

SCB X PCL, NVDR	6,598	27,268

Siam Cement PCL	3,958	26,756

Siam Cement PCL	2,778	19,376

TMBThanachart Bank PCL, NVDR	202,800	14,207

True Corp. PCL, NVDR	89,472	37,939

(Cost $758,828)		985,284

Turkey — 0.3%

Akbank TAS	21,165	29,516

Aselsan Elektronik Sanayi Ve Ticaret AS	9,216	76,362

BIM Birlesik Magazalar AS	7,272	59,105

Eregli Demir ve Celik Fabrikalari TAS	32,130	27,431

Haci Omer Sabanci Holding AS	9,097	18,237

KOC Holding AS	5,875	24,208

Pegasus Hava Tasimaciligi AS *	0	2

Turk Hava Yollari AO	4,416	28,555

Turkcell Iletisim Hizmetleri AS	9,870	21,722

Turkiye Is Bankasi AS, Class C	52,287	14,971

Turkiye Petrol Rafinerileri AS	8,301	42,724

Yapi ve Kredi Bankasi AS *	25,302	18,282

(Cost $278,298)		361,115

	Number of Shares	Value $

United Arab Emirates — 1.1%

Abu Dhabi Commercial Bank PJSC	25,212	94,036

Abu Dhabi Islamic Bank PJSC	10,881	60,610

Abu Dhabi National Oil Co. for Distribution PJSC	27,500	29,423

ADNOC Drilling Co. PJSC	26,030	42,236

Adnoc Gas PLC	50,246	46,921

ADNOC Logistics & Services	13,958	22,762

Air Arabia PJSC	18,307	24,322

Aldar Properties PJSC	31,662	67,236

Dubai Electricity & Water Authority PJSC	46,783	33,243

Dubai Islamic Bank PJSC	23,535	47,415

Emaar Development PJSC	8,831	34,717

Emaar Properties PJSC	53,172	170,528

Emirates NBD Bank PJSC	14,790	111,214

Emirates Telecommunications Group Co. PJSC	27,366	134,405

First Abu Dhabi Bank PJSC	34,657	158,514

Salik Co PJSC	15,087	21,975

(Cost $698,065)		1,099,557

United States — 0.7%

Anglogold Ashanti PLC	4,155	399,808

Aura Minerals, Inc.	291	22,486

BeOne Medicines Ltd., Class H *	6,515	146,978

Legend Biotech Corp., ADR *	565	15,345

Southern Copper Corp.	750	143,475

(Cost $287,924)		728,092

TOTAL COMMON STOCKS

(Cost $47,874,304)		99,927,078

PREFERRED STOCKS — 2.1%

Brazil — 1.0%

Axia Energia *	3,023	30,173

Axia Energia, Class B	1,612	18,192

Banco Bradesco SA	40,407	141,777

Cia Energetica de Minas Gerais	14,238	30,370

Gerdau SA	9,692	43,748

Itau Unibanco Holding SA	43,469	345,025

Itausa SA	49,266	126,179

Klabin SA	2	1

Petroleo Brasileiro SA	35,627	296,624

(Cost $568,436)		1,032,089

Chile — 0.1%

Sociedad Quimica y Minera de Chile SA, Class B

(Cost $30,686)	1,188	101,710

Colombia — 0.1%

Grupo Cibest SA

(Cost $32,030)	3,320	55,832

See Notes to Financial Statements.

DBX ETF Trust | 59

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

India — 0.0%

TVS Motor Co. Ltd. *

(Cost $0)	7,188	783

Russia — 0.0%

Surgutneftegas PAO * (a)

(Cost $55,822)	101,715	0

South Korea — 0.9%

Hyundai Motor Co.	182	33,091

Hyundai Motor Co. - 2nd Preferred	255	46,025

Samsung Electronics Co. Ltd.	6,470	869,393

(Cost $147,239)		948,509

TOTAL PREFERRED STOCKS

(Cost $834,213)		2,138,923

WARRANTS — 0.0%

Thailand — 0.0%

BTS Group Holdings PCL* , expires 11/20/26

(Cost $0)	23,669	7

	Number of Shares	Value $

SECURITIES LENDING COLLATERAL — 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.53% (c)(d)

(Cost $16,653)	16,653	16,653

CASH EQUIVALENTS — 2.0%

DWS Government Money Market Series “Institutional Shares”, 3.57% (c)

(Cost $2,111,418)	2,111,418	2,111,418

TOTAL INVESTMENTS — 100.2%

(Cost $50,836,588)		104,194,079

Other assets and liabilities, net — (0.2%)		(198,795)

NET ASSETS — 100.0%		103,995,284

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2026 is as follows:

Value ($) at 5/31/2025	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2026	Value ($) at 5/31/2026

SECURITIES LENDING COLLATERAL — 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.53% (c)(d)

—	16,653	(e)	—	—	—	775	—	16,653	16,653

CASH EQUIVALENTS — 2.0%

DWS Government Money Market Series “Institutional Shares”, 3.57% (c)

855,034	17,855,862		(16,599,478)	—	—	57,602	—	2,111,418	2,111,418

855,034	17,872,515		(16,599,478)	—	—	58,377	—	2,128,071	2,128,071

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2026 amounted to $16,186, which is 0.0% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2026.

See Notes to Financial Statements.

60 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2026

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC:	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At May 31, 2026, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)

MSCI Emerging Markets Index	USD	26	1,872,399	2,273,050	6/19/2026	400,651

At May 31, 2026, the Fund had the following forward foreign currency contracts outstanding:

	Settlement	Currency To		Currency To		Unrealized	Unrealized

Counterparty	Date	Deliver		Receive		Appreciation ($)	Depreciation ($)

Citigroup Global Markets	6/2/2026	AED	250,000	USD	68,067	5	—

Citigroup Global Markets	6/2/2026	AED	1,609,900	USD	438,323	29	—

JP Morgan & Chase Co.	6/2/2026	AED	2,504,800	USD	681,937	7	—

JP Morgan & Chase Co.	6/2/2026	CNH	22,673,200	USD	3,324,531	—	(26,865)

JP Morgan & Chase Co.	6/2/2026	CNH	2,159,000	USD	316,547	—	(2,581)

RBC Capital Markets	6/2/2026	CZK	2,354,610	USD	113,380	294	—

Morgan Stanley Capital	6/2/2026	EUR	43,000	USD	50,491	336	—

Morgan Stanley Capital	6/2/2026	EUR	351,400	USD	412,745	2,872	—

The Bank of New York Mellon	6/2/2026	HKD	4,378,000	USD	559,463	823	—

The Bank of New York Mellon	6/2/2026	HKD	134,465,300	USD	17,183,877	25,907	—

RBC Capital Markets	6/2/2026	HUF	93,995,600	USD	301,953	—	(7,820)

RBC Capital Markets	6/2/2026	HUF	10,507,000	USD	33,752	—	(875)

JP Morgan & Chase Co.	6/2/2026	KWD	168,000	USD	545,600	2,789	—

JP Morgan & Chase Co.	6/2/2026	KWD	6,000	USD	19,435	48	—

Bank of America	6/2/2026	MXN	31,017,200	USD	1,766,992	—	(22,083)

JP Morgan & Chase Co.	6/2/2026	PHP	683,000	USD	11,109	21	—

RBC Capital Markets	6/2/2026	PHP	17,610,200	USD	285,967	75	—

RBC Capital Markets	6/2/2026	PLN	3,502,000	USD	964,841	—	(762)

RBC Capital Markets	6/2/2026	PLN	240,000	USD	66,121	—	(54)

JP Morgan & Chase Co.	6/2/2026	QAR	75,000	USD	20,568	—	(31)

JP Morgan & Chase Co.	6/2/2026	QAR	1,841,900	USD	505,660	—	(218)

Citigroup Global Markets	6/2/2026	SAR	105,000	USD	27,988	7	—

Citigroup Global Markets	6/2/2026	SAR	9,429,000	USD	2,513,305	647	—

Goldman Sachs & Co.	6/2/2026	TRY	17,527,600	USD	377,711	—	(4,220)

Goldman Sachs & Co.	6/2/2026	TRY	2,061,000	USD	44,413	—	(497)

Citigroup Global Markets	6/2/2026	USD	506,391	AED	1,859,900	—	(34)

JP Morgan & Chase Co.	6/2/2026	USD	681,977	AED	2,504,800	—	(46)

See Notes to Financial Statements.

DBX ETF Trust | 61

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2026

	Settlement	Currency To		Currency To		Unrealized	Unrealized

Counterparty	Date	Deliver		Receive		Appreciation ($)	Depreciation ($)

JP Morgan & Chase Co.	6/2/2026	USD	3,672,615	CNH	24,832,200	—	(2,090)

RBC Capital Markets	6/2/2026	USD	113,114	CZK	2,354,610	—	(28)

Morgan Stanley Capital	6/2/2026	USD	460,238	EUR	394,400	—	(210)

The Bank of New York Mellon	6/2/2026	USD	17,715,480	HKD	138,843,300	1,130	—

RBC Capital Markets	6/2/2026	USD	344,441	HUF	104,502,600	—	(41)

JP Morgan & Chase Co.	6/2/2026	USD	562,379	KWD	174,000	—	(182)

Bank of America	6/2/2026	USD	1,778,035	MXN	30,832,200	370	—

Bank of America	6/2/2026	USD	10,539	MXN	185,000	131	—

JP Morgan & Chase Co.	6/2/2026	USD	285,810	PHP	17,610,200	81	—

JP Morgan & Chase Co.	6/2/2026	USD	11,085	PHP	683,000	3	—

RBC Capital Markets	6/2/2026	USD	1,033,188	PLN	3,742,000	—	(1,410)

Goldman Sachs & Co.	6/2/2026	USD	426,518	TRY	19,588,600	323	—

Citigroup Global Markets	6/2/2026	USD	1,087,638	ZAR	17,614,400	—	(1,335)

Citigroup Global Markets	6/2/2026	USD	20,317	ZAR	340,000	651	—

Goldman Sachs & Co.	6/2/2026	USD	2,085,075	ZAR	33,768,000	—	(2,559)

Citigroup Global Markets	6/2/2026	ZAR	17,954,400	USD	1,072,797	—	(34,474)

Goldman Sachs & Co.	6/2/2026	ZAR	33,768,000	USD	2,017,771	—	(64,745)

JP Morgan & Chase Co.	6/3/2026	BRL	11,023,700	USD	2,195,556	11,882	—

RBC Capital Markets	6/3/2026	BRL	8,756,100	USD	1,743,896	9,408	—

Goldman Sachs & Co.	6/3/2026	CLP	25,434,000	USD	28,166	—	(411)

Goldman Sachs & Co.	6/3/2026	CLP	168,757,400	USD	186,886	—	(2,724)

RBC Capital Markets	6/3/2026	CLP	232,592,000	USD	257,303	—	(4,030)

Goldman Sachs & Co.	6/3/2026	COP	495,896,400	USD	135,595	1,194	—

Citigroup Global Markets	6/3/2026	EGP	3,083,000	USD	56,694	—	(2,333)

Citigroup Global Markets	6/3/2026	EGP	990,000	USD	18,182	—	(773)

JP Morgan & Chase Co.	6/3/2026	INR	106,628,000	USD	1,118,972	—	(3,080)

RBC Capital Markets	6/3/2026	INR	983,148,800	USD	10,305,349	—	(40,382)

JP Morgan & Chase Co.	6/3/2026	TWD	153,118,000	USD	4,833,118	—	(55,623)

RBC Capital Markets	6/3/2026	TWD	612,639,900	USD	19,268,702	—	(291,619)

JP Morgan & Chase Co.	6/3/2026	USD	2,158,904	BRL	10,924,700	5,159	—

JP Morgan & Chase Co.	6/3/2026	USD	19,716	BRL	99,000	—	(105)

RBC Capital Markets	6/3/2026	USD	1,721,270	BRL	8,756,100	13,217	—

Goldman Sachs & Co.	6/3/2026	USD	218,231	CLP	194,191,400	—	(43)

RBC Capital Markets	6/3/2026	USD	261,534	CLP	232,592,000	—	(200)

Goldman Sachs & Co.	6/3/2026	USD	135,260	COP	495,896,400	—	(859)

Citigroup Global Markets	6/3/2026	USD	78,327	EGP	4,073,000	—	(346)

RBC Capital Markets	6/3/2026	USD	10,354,254	INR	983,148,800	—	(8,523)

RBC Capital Markets	6/3/2026	USD	1,122,977	INR	106,628,000	—	(924)

RBC Capital Markets	6/3/2026	USD	19,512,689	TWD	612,639,900	47,632	—

RBC Capital Markets	6/3/2026	USD	4,876,835	TWD	153,118,000	11,905	—

RBC Capital Markets	6/4/2026	IDR	13,004,962,200	USD	748,173	20,650	—

JP Morgan & Chase Co.	6/4/2026	KRW	6,277,823,000	USD	4,241,428	75,264	—

RBC Capital Markets	6/4/2026	KRW	20,810,853,800	USD	14,035,754	225,006	—

RBC Capital Markets	6/4/2026	MYR	216,000	USD	54,554	71	—

RBC Capital Markets	6/4/2026	MYR	4,129,100	USD	1,040,752	—	(754)

JP Morgan & Chase Co.	6/4/2026	THB	1,506,000	USD	46,252	—	(38)

JP Morgan & Chase Co.	6/4/2026	THB	27,922,000	USD	858,133	—	(101)

RBC Capital Markets	6/4/2026	THB	3,419,300	USD	105,049	—	(50)

JP Morgan & Chase Co.	6/4/2026	USD	29,669	IDR	515,352,000	—	(839)

RBC Capital Markets	6/4/2026	USD	698,254	IDR	12,489,610,200	440	—

JP Morgan & Chase Co.	6/4/2026	USD	4,166,273	KRW	6,277,823,000	—	(108)

See Notes to Financial Statements.

62 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2026

	Settlement	Currency To		Currency To		Unrealized	Unrealized

Counterparty	Date	Deliver		Receive		Appreciation ($)	Depreciation ($)

JP Morgan & Chase Co.	6/4/2026	USD	13,811,108	KRW	20,810,853,800	—	(360)

RBC Capital Markets	6/4/2026	USD	54,470	MYR	216,000	13	—

RBC Capital Markets	6/4/2026	USD	1,041,256	MYR	4,129,100	250	—

JP Morgan & Chase Co.	6/4/2026	USD	906,453	THB	29,428,000	—	(1,929)

RBC Capital Markets	6/4/2026	USD	105,362	THB	3,419,300	—	(263)

Citigroup Global Markets	7/2/2026	AED	1,859,900	USD	506,401	6	—

JP Morgan & Chase Co.	7/2/2026	AED	2,504,800	USD	681,977	—	(4)

RBC Capital Markets	7/2/2026	CZK	2,354,610	USD	113,149	20	—

Morgan Stanley Capital	7/2/2026	EUR	60,000	USD	70,091	9	—

Morgan Stanley Capital	7/2/2026	EUR	394,400	USD	460,839	168	—

RBC Capital Markets	7/2/2026	HUF	104,502,600	USD	343,840	23	—

JP Morgan & Chase Co.	7/2/2026	KWD	174,000	USD	561,767	—	(1,015)

Bank of America	7/2/2026	MXN	30,832,200	USD	1,773,494	—	(73)

JP Morgan & Chase Co.	7/2/2026	PHP	683,000	USD	11,072	—	(8)

JP Morgan & Chase Co.	7/2/2026	PHP	17,610,200	USD	285,481	—	(195)

RBC Capital Markets	7/2/2026	PLN	159,000	USD	43,897	59	—

RBC Capital Markets	7/2/2026	PLN	3,742,000	USD	1,033,117	1,406	—

JP Morgan & Chase Co.	7/2/2026	QAR	1,916,900	USD	526,353	—	(368)

Citigroup Global Markets	7/2/2026	SAR	9,534,000	USD	2,539,567	—	(342)

JP Morgan & Chase Co.	7/2/2026	THB	677,000	USD	20,874	17	—

JP Morgan & Chase Co.	7/2/2026	THB	29,428,000	USD	907,375	762	—

RBC Capital Markets	7/2/2026	THB	3,419,300	USD	105,483	142	—

Goldman Sachs & Co.	7/2/2026	TRY	19,588,600	USD	414,611	449	—

Citigroup Global Markets	7/2/2026	USD	56,638	AED	208,000	—	(6)

RBC Capital Markets	7/2/2026	USD	21,998	HUF	6,684,000	—	(7)

Citigroup Global Markets	7/2/2026	USD	13,321	SAR	50,000	—	(1)

Goldman Sachs & Co.	7/2/2026	USD	49,826	TRY	2,354,000	—	(55)

Citigroup Global Markets	7/2/2026	ZAR	17,614,400	USD	1,084,728	1,293	—

Citigroup Global Markets	7/2/2026	ZAR	1,244,000	USD	76,609	93	—

Goldman Sachs & Co.	7/2/2026	ZAR	33,768,000	USD	2,079,938	2,919	—

JP Morgan & Chase Co.	7/3/2026	BRL	10,924,700	USD	2,143,191	—	(5,066)

RBC Capital Markets	7/3/2026	BRL	8,756,100	USD	1,708,741	—	(13,077)

Goldman Sachs & Co.	7/3/2026	CLP	194,191,400	USD	218,316	81	—

RBC Capital Markets	7/3/2026	CLP	232,592,000	USD	261,568	178	—

JP Morgan & Chase Co.	7/3/2026	CNH	24,832,200	USD	3,680,776	1,466	—

Goldman Sachs & Co.	7/3/2026	COP	495,896,400	USD	134,251	903	—

The Bank of New York Mellon	7/3/2026	HKD	138,843,300	USD	17,734,385	—	(2,406)

RBC Capital Markets	7/3/2026	IDR	12,489,610,200	USD	696,580	—	(515)

JP Morgan & Chase Co.	7/3/2026	INR	1,322,000	USD	13,909	41	—

RBC Capital Markets	7/3/2026	INR	983,148,800	USD	10,312,894	—	(659)

RBC Capital Markets	7/3/2026	INR	106,628,000	USD	1,118,491	—	(71)

JP Morgan & Chase Co.	7/3/2026	KRW	20,810,853,800	USD	13,819,454	—	(826)

JP Morgan & Chase Co.	7/3/2026	KRW	6,277,823,000	USD	4,168,790	—	(249)

JP Morgan & Chase Co.	7/3/2026	KRW	7,846,228,000	USD	5,218,295	7,693	—

RBC Capital Markets	7/3/2026	MYR	4,345,100	USD	1,091,734	—	(5,163)

JP Morgan & Chase Co.	7/3/2026	TWD	78,663,000	USD	2,498,745	1,071	—

RBC Capital Markets	7/3/2026	TWD	612,639,900	USD	19,449,806	—	(2,471)

RBC Capital Markets	7/3/2026	TWD	153,118,000	USD	4,861,119	—	(617)

JP Morgan & Chase Co.	7/3/2026	USD	303,670	BRL	1,547,000	536	—

JP Morgan & Chase Co.	7/3/2026	USD	14,674	CNH	99,000	—	(6)

The Bank of New York Mellon	7/3/2026	USD	1,279,539	HKD	10,017,000	101	—

See Notes to Financial Statements.

DBX ETF Trust | 63

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2026

	Settlement	Currency To		Currency To		Unrealized	Unrealized

Counterparty	Date	Deliver		Receive		Appreciation ($)	Depreciation ($)

JP Morgan & Chase Co.	7/3/2026	USD	96,117	IDR	1,713,957,000	—	(454)

RBC Capital Markets	7/3/2026	USD	29,972	MYR	119,000	69	—

Citigroup Global Markets	7/6/2026	EGP	4,073,000	USD	77,433	—	(214)

Total unrealized appreciation (depreciation)						478,145	(623,445)

For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

AED	Arab Emirates Dirham

BRL	Brazilian Real

CLP	Chilean Peso

CNH	Chinese Yuan

COP	Colombian Peso

CZK	Czech Koruna

EGP	Egyptian Pound

EUR	Euro

HKD	Hong Kong Dollar

HUF	Hungarian Forint

IDR	Indonesian Rupiah

INR	Indian Rupee

KRW	South Korean Won

KWD	Kuwaiti Dinar

MXN	Mexican Peso

MYR	Malaysian Ringgit

PHP	Philippine Peso

PLN	Polish Zloty

QAR	Qatari Rial

SAR	Saudi Riyal

THB	Thai Baht

TRY	Turkish Lira

TWD	New Taiwan Dollar

USD	U.S. Dollar
ZAR	South African Rand

See Notes to Financial Statements.

64 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2026

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$99,868,547	$—	$58,531	$99,927,078

Preferred Stocks (a)	2,138,923	—	0	2,138,923

Warrants	7	—	—	7

Short-Term Investments (a)	2,128,071	—	—	2,128,071

Derivatives (b)
Forward Foreign Currency Contracts	—	478,145	—	478,145
Futures Contracts	400,651	—	—	400,651

TOTAL	$104,536,199	$478,145	$58,531	$105,072,875

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)
Forward Foreign Currency Contracts	$—	$(623,445)	$—	$(623,445)

TOTAL	$—	$(623,445)	$—	$(623,445)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the year ended May 31, 2026, the amount of transfers from Level 3 to Level 1 was $44,213. The investment was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs. Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.

DBX ETF Trust | 65

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF

May 31, 2026

	Number of Shares	Value $

COMMON STOCKS — 96.5%

Austria — 0.5%

BAWAG Group AG, 144A	3,942	708,544

Erste Group Bank AG	16,542	1,987,344

OMV AG (a)	7,617	547,728

Raiffeisen Bank International AG	7,128	410,883

Verbund AG	3,707	248,837

(Cost $2,501,060)		3,903,336

Belgium — 1.3%

Ageas SA/NV	8,032	623,944

Anheuser-Busch InBev SA/NV	48,259	3,883,963

D’ieteren Group	1,152	230,309

Elia Group SA/NV	2,301	357,762

Financiere de Tubize SA	1,070	280,561

Groupe Bruxelles Lambert NV	3,943	372,069

KBC Group NV	12,325	1,638,132

Lotus Bakeries NV	21	269,439

Sofina SA (a)	843	219,270

Syensqo SA	3,565	279,432

UCB SA	6,532	1,917,684

(Cost $7,643,311)		10,072,565

Chile — 0.1%

Antofagasta PLC

(Cost $413,427)	18,537	1,023,016

Czech Republic — 0.0%

CSG NV *

(Cost $283,073)	8,023	168,220

Denmark — 2.5%

A.P. Moller - Maersk A/S, Class A	125	302,758

A.P. Moller - Maersk A/S, Class B	185	456,455

Carlsberg AS, Class B	5,134	690,169

Coloplast A/S, Class B	6,719	415,026

Danske Bank A/S	33,688	1,773,841

Demant A/S * (a)	4,584	178,989

DSV A/S	10,333	2,595,445

Genmab A/S *	3,261	867,191

Novo Nordisk A/S, Class B	172,997	7,909,090

Novonesis Novozymes B, Class B	18,978	1,103,243

Orsted AS, 144A *	24,879	637,336

Pandora A/S	3,977	373,013

ROCKWOOL A/S, Class B	4,503	142,235

Tryg A/S	16,416	386,334

Vestas Wind Systems A/S	51,544	1,448,324

(Cost $22,638,509)		19,279,449

Finland — 1.9%

Elisa OYJ	7,341	352,092

Fortum OYJ	24,343	569,294

Kesko OYJ, Class B	14,592	353,678

Kone OYJ, Class B	17,634	1,054,331

	Number of Shares	Value $

Metso Corp.	35,081	670,245

Neste OYJ	22,040	723,922

Nokia OYJ	269,917	3,932,243

Nordea Bank Abp	164,823	3,166,351

Orion OYJ, Class B	5,968	498,413

Sampo OYJ, Class A	127,941	1,352,625

Stora Enso OYJ, Class R	29,673	347,664

UPM-Kymmene OYJ	28,738	839,341

Wartsila OYJ Abp	26,245	1,068,365

(Cost $10,771,460)		14,928,564

France — 13.3%

Abivax SA *	2,881	381,069

Accor SA	9,928	544,608

Aeroports de Paris SA	1,821	244,262

Air Liquide SA	31,107	6,461,316

Alstom SA *	18,864	377,131

Amundi SA, 144A	3,299	323,036

AXA SA	84,021	3,893,625

Ayvens SA, 144A	19,024	256,956

BioMerieux	2,155	186,886

BNP Paribas SA	53,241	5,772,225

Bollore SE	33,151	210,350

Bouygues SA	11,757	691,977

Bureau Veritas SA	16,988	515,185

Capgemini SE *	8,174	972,007

Carrefour SA	31,686	592,631

Cie de Saint-Gobain SA	23,885	2,180,282

Cie Generale des Etablissements Michelin SCA (a)	33,254	1,222,193

Covivio SA REIT	3,195	205,897

Credit Agricole SA (a)	48,478	938,643

Danone SA	33,948	2,413,039

Dassault Aviation SA	923	328,144

Dassault Systemes SE (a)	35,864	786,647

Eiffage SA	3,710	539,836

Engie SA	95,600	2,951,614

EssilorLuxottica SA (a)	16,174	3,304,268

Gecina SA REIT	2,236	191,563

Getlink SE	13,035	285,228

Hermes International SCA	1,388	2,622,721

Ipsen SA	1,801	328,968

Kering SA	3,829	1,140,431

Klepierre SA REIT	11,033	450,669

Legrand SA	13,728	2,364,223

L’Oreal SA	12,897	5,754,725

LVMH Moet Hennessy Louis Vuitton SE	13,365	7,374,349

Orange SA	100,130	2,094,659

Pernod Ricard SA	10,786	797,874

Publicis Groupe SA	12,194	1,191,041

Renault SA	9,946	343,274

See Notes to Financial Statements.

66 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

Rexel SA	11,923	511,916

Safran SA	18,545	6,612,565

Sanofi SA	58,577	5,144,132

Sartorius Stedim Biotech	1,473	305,995

Schneider Electric SE	29,445	9,271,341

Societe Generale SA	34,315	2,866,993

Sodexo SA	4,128	227,263

Thales SA	4,945	1,381,400

TotalEnergies SE	105,806	9,278,127

Unibail-Rodamco-Westfield REIT *	5,806	672,742

Veolia Environnement SA	31,911	1,292,685

Vinci SA	24,979	3,643,396

(Cost $87,992,518)		102,442,107

Germany — 13.1%

adidas AG	8,702	1,690,993

Allianz SE	20,407	9,083,123

BASF SE	47,927	2,840,943

Bayer AG	52,330	2,229,708

Bayerische Motoren Werke AG	15,087	1,315,588

Beiersdorf AG	4,942	398,778

Brenntag SE	6,325	417,123

Commerzbank AG	34,826	1,505,417

Continental AG	5,936	494,079

CTS Eventim AG & Co. KGaA	3,241	234,946

Daimler Truck Holding AG	24,642	1,211,494

Delivery Hero SE, 144A * (a)	8,985	387,554

Deutsche Bank AG (b)	97,458	3,166,987

Deutsche Boerse AG	9,754	2,816,962

Deutsche Lufthansa AG	32,308	323,329

Deutsche Post AG	49,340	2,946,570

Deutsche Telekom AG	184,399	6,207,297

E.ON SE	120,022	2,547,886

Evonik Industries AG *	14,130	277,050

Fresenius Medical Care AG	10,188	441,939

Fresenius SE & Co. KGaA	22,668	958,978

GEA Group AG	7,810	505,127

Hannover Rueck SE	3,267	885,590

Heidelberg Materials AG	7,166	1,594,788

Henkel AG & Co. KGaA	4,659	338,554

Hensoldt AG	3,407	351,375

HOCHTIEF AG	794	450,651

Infineon Technologies AG	70,151	6,636,757

Knorr-Bremse AG	3,637	439,916

Mercedes-Benz Group AG	38,763	2,359,676

Merck KGaA	6,996	1,067,754

MTU Aero Engines AG	2,891	1,056,468

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,010	3,698,216

Nemetschek SE	3,017	217,476

Rational AG	286	219,836

	Number of Shares	Value $

Rheinmetall AG	2,501	3,773,064

RWE AG	30,975	1,971,212

SAP SE	56,072	10,154,377

Scout24 SE, 144A	3,714	312,988

Siemens AG	39,898	12,555,695

Siemens Energy AG	41,629	7,926,295

Siemens Healthineers AG, 144A	18,141	738,896

Symrise AG	6,915	637,994

Talanx AG	3,154	378,919

Vonovia SE	38,714	967,694

Zalando SE, 144A *	11,943	324,437

(Cost $78,795,848)		101,060,499

Hong Kong — 0.3%

Prudential PLC

(Cost $2,345,204)	136,251	1,966,088

Ireland — 1.0%

AerCap Holdings NV	8,637	1,203,912

AIB Group PLC	113,704	1,339,506

Bank of Ireland Group PLC	50,682	1,030,679

Experian PLC	48,879	1,693,687

Kerry Group PLC, Class A	8,826	756,142

Kingspan Group PLC	8,316	762,403

Ryanair Holdings PLC	22,192	650,484

(Cost $5,987,548)		7,436,813

Italy — 4.7%

Banca Mediolanum SpA	10,997	254,101

Banca Monte dei Paschi di Siena SpA (a)	102,097	1,098,926

Banco BPM SpA	61,098	961,005

BPER Banca SPA	83,465	1,131,054

Buzzi SpA	4,104	222,591

Davide Campari-Milano NV (a)	31,863	208,198

Enel SpA	409,652	4,599,001

Eni SpA	97,659	2,566,381

Ferrari NV	6,514	2,242,910

FinecoBank Banca Fineco SpA	32,915	804,698

Generali	43,598	1,968,509

Intesa Sanpaolo SpA	748,101	5,067,103

Italgas SpA	32,334	379,595

Leonardo SpA	21,581	1,369,865

Moncler SpA	11,806	769,221

Poste Italiane SpA	24,532	725,654

Prysmian SpA	15,135	2,612,714

Recordati Industria Chimica e Farmaceutica SpA	5,621	337,651

Snam SpA	109,245	798,435

Telecom Italia SpA *	919,702	781,814

Terna - Rete Elettrica Nazionale	75,846	871,575

UniCredit SpA	72,906	6,313,191

Unipol Assicurazioni SpA	19,588	485,280

(Cost $22,132,415)		36,569,472

See Notes to Financial Statements.

DBX ETF Trust | 67

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

Luxembourg — 0.4%

ArcelorMittal SA	22,936	1,586,962

CVC Capital Partners PLC, 144A (a)	11,738	188,117

Eurofins Scientific SE	6,391	465,606

Millicom International Cellular SA	4,998	426,629

Tenaris SA	17,449	530,998

(Cost $2,050,909)		3,198,312

Mexico — 0.1%

Fresnillo PLC

(Cost $233,613)	9,905	438,322

Netherlands — 9.8%

ABN AMRO Bank NV CVA	33,170	1,320,086

Adyen NV, 144A *	1,441	1,578,759

Aegon Ltd.	65,495	558,589

Airbus SE	31,922	6,690,920

Akzo Nobel NV	8,454	647,457

Argenx SE *	3,325	2,775,298

ASM International NV	2,517	2,637,550

ASML Holding NV	20,848	33,674,343

ASR Nederland NV	8,434	632,546

BE Semiconductor Industries NV	3,815	1,265,528

Euronext NV, 144A	4,174	679,650

EXOR NV	4,850	378,739

Ferrovial NV	25,437	1,741,613

Heineken Holding NV	6,377	460,421

Heineken NV	15,412	1,205,508

ING Groep NV	156,874	4,885,510

Koninklijke Ahold Delhaize NV	47,424	2,000,757

Koninklijke KPN NV	205,607	1,071,037

Koninklijke Philips NV	41,331	1,102,528

Magnum Ice Cream Co. NV *	23,984	387,268

Magnum Ice Cream Co. NV *	2,781	45,075

Nebius Group NV * (a)	10,849	2,507,095

NN Group NV	14,123	1,180,790

Prosus NV *	70,257	3,197,603

QIAGEN NV	11,058	408,159

Stellantis NV *	107,008	856,849

Universal Music Group NV (a)	54,332	1,235,771

Wolters Kluwer NV	12,067	858,854

(Cost $49,113,824)		75,984,303

Norway — 1.0%

Aker BP ASA	16,619	597,795

DNB Bank ASA	43,717	1,358,820

Equinor ASA	37,803	1,370,016

Gjensidige Forsikring ASA	10,749	296,903

Kongsberg Gruppen ASA	22,488	807,690

Mowi ASA	24,263	535,303

Norsk Hydro ASA	69,261	847,930

Orkla ASA	37,110	391,912

	Number of Shares	Value $

Salmar ASA	3,350	208,142

Telenor ASA	33,183	542,257

Var Energi ASA	51,288	252,545

Yara International ASA	8,853	481,405

(Cost $5,744,550)		7,690,718

Poland — 0.0%

InPost SA *

(Cost $214,526)	13,355	239,267

Portugal — 0.3%

Banco Comercial Portugues SA, Class R	436,240	494,787

EDP SA	156,747	798,418

Galp Energia SGPS SA	22,349	485,775

Jeronimo Martins SGPS SA	15,836	335,435

(Cost $1,858,103)		2,114,415

Spain — 5.4%

Acciona SA	1,311	377,394

ACS Actividades de Construccion y Servicios SA	9,484	1,375,024

Aena SME, 144A	40,453	1,174,891

Amadeus IT Group SA	23,544	1,503,255

Banco Bilbao Vizcaya Argentaria SA	302,614	7,098,209

Banco de Sabadell SA (a)	256,065	866,155

Banco Santander SA	769,170	9,624,735

Bankinter SA	33,769	569,750

CaixaBank SA	188,676	2,552,832

Cellnex Telecom SA, 144A *	25,102	843,820

EDP Renewables SA	17,338	286,561

EDP Renewables SA * (a)	155	2,559

Endesa SA	17,011	711,521

Iberdrola SA	326,685	7,430,388

Indra Sistemas SA	4,172	276,791

Industria de Diseno Textil SA	58,496	3,636,646

Mapfre SA (a)	51,048	239,480

Naturgy Energy Group SA	22,104	735,822

Redeia Corp. SA	21,888	376,059

Repsol SA	60,052	1,543,785

Telefonica SA	195,865	899,664

(Cost $26,510,146)		42,125,341

Sweden — 5.2%

AddTech AB, Class B	13,576	484,337

Alfa Laval AB	15,508	872,389

Assa Abloy AB, Class B	52,343	1,886,096

Atlas Copco AB, Class A	135,438	2,602,969

Atlas Copco AB, Class B	79,324	1,348,828

Beijer Ref AB	23,052	321,321

Boliden AB	15,166	945,791

Epiroc AB, Class A	33,121	985,405

Epiroc AB, Class B	20,512	525,180

EQT AB	23,233	803,949

See Notes to Financial Statements.

68 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

Essity AB, Class B	30,561	859,260

Evolution AB, 144A *	6,752	509,557

Fastighets AB Balder, Class B *	36,048	207,001

H & M Hennes & Mauritz AB, Class B	22,485	399,748

Hexagon AB, Class B	111,316	1,029,840

Industrivarden AB, Class A	5,892	335,023

Industrivarden AB, Class C	8,266	453,179

Indutrade AB	14,653	307,086

Investment AB Latour, Class B	7,910	170,955

Investor AB, Class B	92,765	3,825,397

L E Lundbergforetagen AB, Class B	4,179	246,673

Lifco AB, Class B	11,634	374,733

Nibe Industrier AB, Class B	76,597	300,893

Saab AB, Class B	17,000	1,048,196

Sagax AB, Class B	11,100	200,286

Sandvik AB	55,536	2,264,603

Securitas AB, Class B	25,544	426,605

Skandinaviska Enskilda Banken AB, Class A	78,576	1,573,545

Skanska AB, Class B	18,482	501,229

SKF AB, Class B	18,303	481,507

Spotify Technology SA *	7,880	3,921,718

Svenska Cellulosa AB SCA, Class B	30,390	335,066

Svenska Handelsbanken AB, Class A	73,082	1,080,032

Swedbank AB, Class A	44,058	1,629,074

Swedish Orphan Biovitrum AB *	9,594	459,485

Tele2 AB, Class B	29,479	553,304

Telefonaktiebolaget LM Ericsson, Class B	141,960	1,846,552

Telia Co. AB	128,992	691,685

Trelleborg AB, Class B	10,764	470,286

Volvo AB, Class B	83,258	2,935,144

(Cost $31,822,700)		40,213,927

Switzerland — 15.1%

ABB Ltd.	84,210	9,021,383

Alcon, Inc.	26,847	1,791,978

Avolta AG *	4,822	304,560

Banque Cantonale Vaudoise	1,641	247,028

Barry Callebaut AG	200	308,244

Belimo Holding AG	521	552,004

BKW AG	1,175	222,792

Chocoladefabriken Lindt & Spruengli AG	5	611,748

Chocoladefabriken Lindt & Spruengli AG Participation Certificates	51	607,975

Cie Financiere Richemont SA, Class A	28,887	6,250,739

Coca-Cola HBC AG *	11,089	636,767

	Number of Shares	Value $

DSM-Firmenich AG	8,856	745,387

EMS-Chemie Holding AG	366	334,560

Galderma Group AG *	9,835	2,098,545

Geberit AG	1,731	1,138,550

Givaudan SA	497	1,846,519

Glencore PLC *	504,345	3,856,508

Helvetia Baloise Holding AG	4,154	1,080,343

Holcim AG *	27,407	2,718,404

Julius Baer Group Ltd.	11,019	903,768

Kuehne + Nagel International AG	2,623	606,057

Logitech International SA	7,770	944,684

Lonza Group AG	3,771	2,417,537

Nestle SA	138,377	14,083,235

Novartis AG	98,393	14,851,916

Partners Group Holding AG	1,148	1,216,611

Roche Holding AG	1,569	676,607

Roche Holding AG	37,748	15,925,202

Sandoz Group AG	22,291	1,873,409

Schindler Holding AG	1,023	336,173

Schindler Holding AG Participation Certificates	2,198	743,414

SGS SA	8,894	1,012,746

Sika AG	8,116	1,593,982

Sonova Holding AG	2,648	704,279

STMicroelectronics NV	24,908	1,712,657

STMicroelectronics NV, Class Y	9,024	625,453

Straumann Holding AG	6,006	728,830

Swatch Group AG — Bearer (a)	1,468	406,613

Swiss Life Holding AG	1,496	1,630,641

Swiss Prime Site AG	4,337	727,325

Swiss Re AG	16,044	2,419,293

Swisscom AG	1,379	1,181,041

UBS Group AG	170,556	8,093,516

VAT Group AG, 144A	1,443	1,129,184

Zurich Insurance Group AG	8,034	5,733,057

(Cost $88,086,278)		116,651,264

United Kingdom — 20.3%

3i Group PLC	52,837	1,618,790

Admiral Group PLC	13,973	620,223

Airtel Africa PLC, 144A	41,357	196,382

Anglo American PLC	56,984	3,060,407

Associated British Foods PLC	15,027	368,716

AstraZeneca PLC	81,223	15,097,051

Aviva PLC	163,036	1,346,346

BAE Systems PLC	157,261	4,284,380

Barclays PLC	734,866	4,532,077

BP PLC	843,445	5,926,959

British American Tobacco PLC	107,807	6,665,386

BT Group PLC	307,798	865,501

Bunzl PLC	17,607	558,165

Centrica PLC	243,080	613,793

See Notes to Financial Statements.

DBX ETF Trust | 69

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

Coca-Cola Europacific Partners PLC	10,746	974,555

Compass Group PLC	90,854	2,922,773

Diageo PLC	119,581	2,472,766

Endeavour Mining PLC	11,471	709,681

GSK PLC	217,868	5,520,377

Haleon PLC	478,030	2,167,551

Halma PLC	19,886	1,253,863

HSBC Holdings PLC	923,024	17,322,964

Imperial Brands PLC	39,622	1,438,558

Informa PLC	68,235	745,429

InterContinental Hotels Group PLC	7,652	1,179,556

International Consolidated Airlines Group SA	61,518	355,831

Intertek Group PLC	8,149	583,831

J Sainsbury PLC	96,063	383,318

Kingfisher PLC	93,535	362,146

Land Securities Group PLC REIT	39,374	333,527

Legal & General Group PLC	280,937	1,026,809

Lloyds Banking Group PLC	3,145,320	4,316,285

London Stock Exchange Group PLC	24,080	2,925,704

M&G PLC	121,922	518,848

Marks & Spencer Group PLC	110,889	531,481

Melrose Industries PLC	63,669	403,593

National Grid PLC	267,154	4,301,128

NatWest Group PLC	428,547	3,459,284

Next PLC	6,258	1,113,714

Pearson PLC	25,267	378,381

Reckitt Benckiser Group PLC	34,438	2,129,199

RELX PLC	95,833	3,161,930

Rentokil Initial PLC	135,693	820,128

Rio Tinto PLC	57,290	6,147,510

Rolls-Royce Holdings PLC	451,293	8,128,137

Sage Group PLC	49,728	564,145

Schroders PLC	43,233	340,016

Segro PLC REIT	66,108	643,314

Severn Trent PLC	14,428	577,077

Shell PLC	301,630	12,665,482

Smith & Nephew PLC	41,199	616,413

Smiths Group PLC	16,792	557,204

Spirax Group PLC	3,731	349,959

SSE PLC	65,126	2,044,409

Standard Chartered PLC	95,653	2,567,946

Standard Life PLC	37,254	389,319

Tesco PLC	342,244	1,982,793

Unilever PLC	117,279	6,642,155

United Utilities Group PLC	39,159	708,764

Verisure PLC *	12,795	170,582

Vodafone Group PLC	1,000,286	1,500,654

	Number of Shares	Value $

Wise Group PLC, Class A *	38,536	484,713

(Cost $122,313,213)		156,647,978

United States — 0.2%

Octave Intelligence PLC *	11,131	189,754

Sunbelt Rentals Holdings, Inc.	21,977	1,729,024

(Cost $1,624,630)		1,918,778

TOTAL COMMON STOCKS

(Cost $571,076,865)		746,072,754

PREFERRED STOCKS — 0.4%

Germany — 0.4%

Bayerische Motoren Werke AG	2,834	246,761

Dr Ing hc F Porsche AG * (a)	5,753	314,646

Henkel AG & Co. KGaA	8,286	644,449

Porsche Automobil Holding SE *	8,583	327,367

Sartorius AG	1,361	389,089

Volkswagen AG *	11,001	1,178,195

(Cost $4,564,143)		3,100,507

EXCHANGE-TRADED FUNDS — 0.1%

iShares Core MSCI Europe ETF

(Cost $1,058,419)	15,000	1,139,100

SECURITIES LENDING COLLATERAL — 1.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.53% (c)(d) (Cost $7,490,651)	7,490,651	7,490,651

CASH EQUIVALENTS — 0.6%

DWS Government Money Market Series “Institutional Shares”, 3.57% (c) (Cost $4,509,855)	4,509,855	4,509,855

TOTAL INVESTMENTS — 98.6%
(Cost $588,699,933)		762,312,867

Other assets and liabilities, net — 1.4%		10,771,525

NET ASSETS — 100.0%		773,084,392

See Notes to Financial Statements.

70 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2026

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2026 is as follows:

Value ($) at 5/31/2025	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2026	Value ($) at 5/31/2026

COMMON STOCKS — 0.4%

Germany — 0.4%

Deutsche Bank AG (b)

2,760,841	669,138		(801,119)	335,197	202,930	111,162	—	97,458	3,166,987

SECURITIES LENDING COLLATERAL — 1.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.53% (c)(d)

5,319,270	2,171,381	(e)	—	—	—	108,076	—	7,490,651	7,490,651

CASH EQUIVALENTS — 0.6%

DWS Government Money Market Series “Institutional Shares”, 3.57% (c)

14,028,943	71,215,229		(80,734,317)	—	—	264,168	—	4,509,855	4,509,855

22,109,054	74,055,748		(81,535,436)	335,197	202,930	483,406	—	12,097,964	15,167,493

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2026 amounted to $9,926,562, which is 1.3% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $2,775,307.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2026.

CVA:	Certificaten Van Aandelen (Dutch Certificate)
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At May 31, 2026, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)

CAC 40 Index	EUR	7	653,258	667,922	6/19/2026	14,664

DAX Mini Index	EUR	5	710,688	734,220	6/19/2026	23,532

EURO STOXX 50 Index	EUR	135	9,325,200	9,548,620	6/19/2026	223,420

FTSE 100 Index	GBP	39	5,470,997	5,484,802	6/19/2026	13,805

FTSE MIB Index	EUR	2	508,724	584,355	6/19/2026	75,631

IBEX 35 Index	EUR	3	625,516	645,501	6/19/2026	19,985

OMXS30 Index	SEK	50	1,682,190	1,702,570	6/18/2026	20,380

SMI Index	CHF	22	3,713,694	3,823,330	6/19/2026	109,636

Total unrealized appreciation						501,053

See Notes to Financial Statements.

DBX ETF Trust | 71

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2026

At May 31, 2026, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

Morgan Stanley Capital	6/2/2026	CHF	81,587,039	USD	104,640,423	115,358	—

Morgan Stanley Capital	6/2/2026	CHF	1,732,000	USD	2,220,359	1,411	—

Morgan Stanley Capital	6/2/2026	CHF	824,100	USD	1,056,959	1,165	—

Morgan Stanley Capital	6/2/2026	DKK	5,158,000	USD	811,080	6,117	—

Morgan Stanley Capital	6/2/2026	DKK	115,868,142	USD	18,219,944	137,444	—

Morgan Stanley Capital	6/2/2026	EUR	12,910,000	USD	15,159,162	100,932	—

Morgan Stanley Capital	6/2/2026	EUR	3,216,300	USD	3,777,782	26,289	—

Morgan Stanley Capital	6/2/2026	EUR	318,432,196	USD	374,022,178	2,602,726	—

RBC Capital Markets	6/2/2026	GBP	123,075,124	USD	167,236,078	1,490,725	—

RBC Capital Markets	6/2/2026	GBP	1,243,100	USD	1,689,140	15,057	—

Goldman Sachs & Co.	6/2/2026	NOK	78,694,991	USD	8,456,917	—	(53,916)

Bank of America	6/2/2026	SEK	3,292,300	USD	356,384	—	(191)

Bank of America	6/2/2026	SEK	325,960,386	USD	35,284,506	—	(18,955)

Bank of America	6/2/2026	SEK	13,803,000	USD	1,494,122	—	(825)

The Bank of New York Mellon	6/2/2026	USD	107,689,434	CHF	84,143,139	110,373	—

The Bank of New York Mellon	6/2/2026	USD	18,897,638	DKK	121,026,142	—	(10,175)

Morgan Stanley Capital	6/2/2026	USD	390,407,015	EUR	334,558,496	—	(177,839)

RBC Capital Markets	6/2/2026	USD	3,753,100	GBP	2,762,000	—	(33,513)

The Bank of New York Mellon	6/2/2026	USD	163,851,712	GBP	121,556,224	—	(151,862)

Goldman Sachs & Co.	6/2/2026	USD	560,448	NOK	5,215,000	3,552	—

Goldman Sachs & Co.	6/2/2026	USD	7,956,513	NOK	73,479,991	—	(9,681)

Morgan Stanley Capital	6/2/2026	USD	37,153,825	SEK	343,055,686	1,159	—

The Bank of New York Mellon	7/2/2026	CHF	84,143,139	USD	108,036,489	—	(136,051)

The Bank of New York Mellon	7/2/2026	CHF	3,893,000	USD	4,998,247	—	(6,506)

The Bank of New York Mellon	7/2/2026	DKK	121,026,142	USD	18,928,109	8,192	—

The Bank of New York Mellon	7/2/2026	DKK	3,966,000	USD	620,264	263	—

Morgan Stanley Capital	7/2/2026	EUR	12,352,000	USD	14,429,384	1,868	—

Morgan Stanley Capital	7/2/2026	EUR	334,558,496	USD	390,916,882	142,255	—

The Bank of New York Mellon	7/2/2026	GBP	1,304,000	USD	1,757,590	1,594	—

The Bank of New York Mellon	7/2/2026	GBP	121,556,224	USD	163,842,474	152,154	—

Goldman Sachs & Co.	7/2/2026	NOK	73,479,991	USD	7,952,294	9,608	—

Morgan Stanley Capital	7/2/2026	SEK	343,055,686	USD	37,211,884	—	(5,115)

Goldman Sachs & Co.	7/2/2026	USD	101,948	NOK	942,000	—	(125)

Morgan Stanley Capital	7/2/2026	USD	259,039	SEK	2,388,000	28	—

Total unrealized appreciation (depreciation)						4,928,270	(604,754)

For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.

72 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2026

Currency Abbreviations

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	Pound Sterling

NOK	Norwegian Krone

SEK	Swedish Krona

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

	$	$	$	$
Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$746,070,195	$2,559	$—	$746,072,754

Preferred Stocks	3,100,507	—	—	3,100,507

Exchange-Traded Funds	1,139,100	—	—	1,139,100

Short-Term Investments (a)	12,000,506	—	—	12,000,506

Derivatives (b)

Forward Foreign Currency Contracts	—	4,928,270	—	4,928,270

Futures Contracts	501,053	—	—	501,053

TOTAL	$762,811,361	$4,930,829	$—	$767,742,190

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)

Forward Foreign Currency Contracts	$—	$(604,754)	$—	$(604,754)

TOTAL	$—	$(604,754)	$—	$(604,754)

(a)	See Schedule of Investments for additional detailed categorizations.

(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.

DBX ETF Trust | 73

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF

May 31, 2026

	Number of Shares	Value $
COMMON STOCKS — 96.5%

Austria — 1.3%

ANDRITZ AG	548	49,920

AT&S Austria Technologie & Systemtechnik AG *	198	32,564

BAWAG Group AG, 144A	636	114,316

CA Immobilien Anlagen AG (a)	338	9,797

CPI Europe AG *	287	5,343

DO & CO AG	63	14,256

Erste Group Bank AG	2,657	319,210

EVN AG	282	9,292

Kontron AG	310	8,410

Lenzing AG *	175	4,827

Mayr Melnhof Karton AG	75	6,955

Oesterreichische Post AG	305	11,473

OMV AG (a)	1,276	91,755

Palfinger AG	119	4,858

Porr AG	217	10,251

Raiffeisen Bank International AG	1,154	66,521

UNIQA Insurance Group AG	893	17,874

Verbund AG	544	36,517

Vienna Insurance Group AG Wiener Versicherung Gruppe	285	20,976

voestalpine AG	943	53,236

Wienerberger AG	869	24,529

(Cost $607,436)		912,880

Belgium — 2.9%

Ackermans & van Haaren NV	182	57,699

Aedifica SA REIT	755	62,349

Ageas SA/NV	1,311	101,841

Anheuser-Busch InBev SA/NV	7,751	623,813

Azelis Group NV	2,063	23,714

Barco NV	537	5,762

Bekaert SA	303	14,632

Cofinimmo SA REIT	18	1,746

Colruyt Group NV	309	11,959

Deme Group NV	61	13,191

D’ieteren Group	183	36,586

Elia Group SA/NV	360	55,973

Euronav NV	1,018	16,101

Fagron	558	15,685

Financiere de Tubize SA	181	47,459

Gimv NV	181	10,250

Groupe Bruxelles Lambert NV	601	56,711

KBC Ancora	364	34,560

KBC Group NV	1,985	263,829

Kinepolis Group NV	119	4,115

Lakefront Biotherapeutics NV *	288	8,217

Lotus Bakeries NV	4	51,322

Melexis NV	181	17,122

Montea NV REIT	149	11,609

	Number of Shares	Value $

Proximus SADP	1,055	8,220

Recticel SA	339	4,231

Retail Estates NV REIT	104	8,613

Sofina SA (a)	128	33,294

Solvay SA	636	19,199

Syensqo SA	605	47,421

Tessenderlo Group SA	169	4,337

UCB SA	1,044	306,501

Umicore SA	2,058	60,683

Vastned NV REIT	93	3,200

VGP NV	95	9,286

Warehouses De Pauw CVA REIT	1,750	45,396

X-Fab Silicon Foundries SE, 144A *	368	4,619

Xior Student Housing NV REIT	270	8,739

(Cost $1,678,111)		2,109,984

Czech Republic — 0.0%

CSG NV *

(Cost $43,589)	1,231	25,811

Finland — 3.7%

Bittium Oyj	231	10,616

Elisa OYJ	1,258	60,337

Finnair OYJ *	576	2,889

Fortum OYJ	3,797	88,798

Harvia OYJ	149	7,108

Hiab OYJ	334	20,998

Huhtamaki OYJ	765	24,449

Kalmar OYJ, Class B	334	17,336

Kemira OYJ	1,034	21,516

Kempower OYJ *	148	2,553

Kesko OYJ, Class B	2,245	54,414

Kone OYJ, Class B	2,781	166,275

Konecranes OYJ	1,644	54,344

Lumo Kodit OYJ	1,122	9,717

Mandatum OYJ	3,416	22,711

Metsa Board OYJ, Class B * (a)	1,494	5,113

Metso OYJ	5,552	106,075

Neste OYJ	3,564	117,063

Nokia OYJ	43,318	631,071

Nokian Renkaat OYJ (a)	1,009	13,028

Nordea Bank Abp	26,603	511,060

Orion OYJ, Class B	910	75,998

Outokumpu OYJ	3,628	25,221

Puuilo OYJ	783	12,001

QT Group OYJ *	183	6,288

Revenio Group OYJ *	183	2,993

Sampo OYJ, Class A	20,806	219,966

Stora Enso OYJ, Class R	4,815	56,415

Tieto OYJ	903	21,739

Tokmanni Group Corp.	412	3,390

UPM-Kymmene OYJ	4,476	130,729

See Notes to Financial Statements.

74 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

Valmet OYJ	1,313	35,622

Wartsila OYJ Abp	4,252	173,088

YIT OYJ *	1,008	3,222

(Cost $1,988,257)		2,714,143

France — 24.3%

2CRSI SACA *	126	7,583

Abivax SA *	458	60,580

Accor SA	1,558	85,465

Aeroports de Paris SA	278	37,290

Air France-KLM *	945	12,935

Air Liquide SA	5,001	1,038,771

Alstom SA *	2,958	59,137

Altarea SCA REIT	49	6,195

Alten SA	237	17,968

Amundi SA, 144A	503	49,253

Antin Infrastructure Partners SA	299	3,470

ARGAN SA REIT	80	5,711

Arkema SA	477	33,883

Assystem SA	10	507

Aubay	32	2,023

AXA SA	13,571	628,895

Ayvens SA, 144A	2,900	39,170

Beneteau SACA	179	1,455

BioMerieux	363	31,480

BNP Paribas SA	8,552	927,182

Bollore SE	5,100	32,361

Bouygues SA	1,890	111,239

Bureau Veritas SA	2,822	85,581

Capgemini SE *	1,338	159,108

Carmila SA REIT	573	11,148

Carrefour SA	4,988	93,292

Cie de Saint-Gobain SA	3,849	351,346

Cie des Alpes	179	4,666

Cie Generale des Etablissements Michelin SCA (a)	5,387	197,990

Clariane SE *	1,288	6,289

Coface SA	983	17,141

Covivio SA REIT	506	32,608

Credit Agricole SA (a)	7,889	152,749

Danone SA	5,445	387,033

Dassault Aviation SA	137	48,706

Dassault Systemes SE (a)	5,795	127,108

DBV Technologies SA *	1,879	7,364

Derichebourg SA	854	10,101

Edenred SE (a)	1,800	49,003

Eiffage SA	579	84,249

Elior Group SA, 144A	749	1,637

Elis SA (a)	1,376	43,527

Emeis SA *	724	12,583

Engie SA	15,428	476,334

Equasens	49	2,249

	Number of Shares	Value $

Eramet SA (a)	64	4,098

EssilorLuxottica SA (a)	2,600	531,167

Etablissements Maurel et Prom SA	388	4,078

Eurazeo SE	235	12,746

Eutelsat Communications SACA *	2,536	11,758

Exail Technologies SA *	66	11,062

Exosens SAS	327	25,993

FDJ UNITED (a)	938	24,890

Fnac Darty SA	119	4,900

Forvia SE *	1,308	17,385

Gaztransport Et Technigaz SA	319	73,635

Gecina SA REIT	385	32,984

Getlink SE	2,148	47,002

Havas NV	340	6,722

Hermes International SCA	223	421,374

ICADE REIT *	305	7,492

ID Logistics Group SACA *	31	13,867

Imerys SA	270	7,224

Interparfums SA	212	6,162

Inventiva SACA, 144A *	1,327	6,632

Ipsen SA	298	54,432

IPSOS SA	335	15,161

JCDecaux SE	513	11,273

Kaufman & Broad SA	92	2,720

Kering SA	609	181,385

Klepierre SA REIT	1,912	78,100

Legrand SA	2,222	382,671

LISI SA	215	16,978

L’Oreal SA	2,072	924,540

Louis Hachette Group	5,097	10,053

LVMH Moet Hennessy Louis Vuitton SE	2,147	1,184,641

Manitou BF SA	61	1,540

Medincell SA *	185	6,098

Mercialys SA REIT	818	11,316

Mersen SA	179	8,731

Metropole Television SA	183	2,468

Nanobiotix SA *	283	11,236

Nexans SA	310	57,275

Nexity SA *	305	2,919

Opmobility	429	8,341

Orange SA	16,085	336,488

Pernod Ricard SA	1,650	122,056

Peugeot Invest SA	32	2,348

Pierre Et Vacances SA *	606	1,376

Planisware SA	169	3,860

Pluxee NV	779	10,776

Publicis Groupe SA	1,974	192,809

Remy Cointreau SA	188	8,758

Renault SA	1,630	56,258

See Notes to Financial Statements.

DBX ETF Trust | 75

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

Rexel SA	1,879	80,675

Robertet SA	7	6,777

Rubis SCA	683	28,265

Safran SA	2,979	1,062,218

Sanofi SA	9,413	826,634

Sartorius Stedim Biotech	241	50,064

Schneider Electric SE	4,729	1,489,019

SCOR SE	1,229	44,123

SEB SA	183	10,668

Seche Environnement SACA	24	2,321

Societe BIC SA *	149	10,150

Societe Generale SA	5,508	460,189

Sodexo SA	618	34,023

SOITEC *	237	49,081

Sopra Steria Group	135	23,462

SPIE SA	1,339	76,373

Technip Energies NV	1,139	47,110

Teleperformance SE (a)	328	24,118

Television Francaise 1 SA	303	2,424

Thales SA	803	224,320

Tikehau Capital SCA (a)	342	7,148

TotalEnergies SE	16,981	1,489,064

Trigano SA	60	11,344

Ubisoft Entertainment SA *	990	6,506

Unibail-Rodamco-Westfield REIT *	932	107,991

Valeo SE	1,675	25,926

Vallourec SACA *	1,638	45,701

Valneva SE * (a)	1,435	4,372

Veolia Environnement SA	5,133	207,933

Vicat SACA	153	11,297

Vinci SA	4,021	586,497

Virbac SACA	36	15,054

Viridien *	49	6,881

Vivendi SE	4,945	13,554

Voltalia SA *	241	2,364

Vusion (a)	48	7,514

Wavestone	49	2,709

Wendel SE	172	17,404

Worldline SA, 144A *	15,057	6,301

(Cost $16,500,431)		17,659,717

Germany — 24.0%

2G Energy AG	88	6,867

adidas AG	1,397	271,468

AIXTRON SE	946	64,263

Allianz SE	3,287	1,463,038

Alzchem Group AG	56	12,299

Atoss Software SE	50	4,491

Aumovio SE *	463	21,656

Aurubis AG	201	50,687

Auto1 Group SE *	1,111	29,546

	Number of Shares	Value $

BASF SE	7,687	455,658

Bayer AG	8,454	360,213

Bayerische Motoren Werke AG	2,430	211,896

Bechtle AG *	721	28,105

Beiersdorf AG	791	63,827

Bilfinger SE	298	30,431

Brenntag SE	1,047	69,048

CANCOM SE	206	6,800

Carl Zeiss Meditec AG	337	10,173

CECONOMY AG *	1,314	6,437

Cewe Stiftung & Co. KGaA	32	3,830

Commerzbank AG	5,585	241,422

Continental AG	926	77,075

CTS Eventim AG & Co. KGaA	533	38,638

Daimler Truck Holding AG	3,896	191,542

Delivery Hero SE, 144A *	1,435	61,897

Dermapharm Holding SE	23	1,308

Deutsche Bank AG (b)	15,665	509,049

Deutsche Boerse AG	1,558	449,952

Deutsche Lufthansa AG	4,992	49,958

Deutsche Pfandbriefbank AG, 144A	1,037	4,466

Deutsche Post AG	7,937	473,995

Deutsche Telekom AG	29,605	996,573

Deutz AG	1,075	13,128

Douglas AG *	286	2,946

Duerr AG	423	10,287

E.ON SE	19,382	411,451

Eckert & Ziegler SE	357	6,879

Elmos Semiconductor SE	95	20,034

Energiekontor AG	62	3,258

Evonik Industries AG *	2,240	43,920

Evotec SE *	1,253	7,717

Fielmann Group AG	179	9,333

flatexDEGIRO SE	751	29,625

Fraport AG Frankfurt Airport Services Worldwide	305	25,632

Freenet AG	960	28,307

Fresenius Medical Care AG	1,638	71,054

Fresenius SE & Co. KGaA	3,629	153,526

Friedrich Vorwerk Group SE	58	4,448

GEA Group AG	1,255	81,169

Gerresheimer AG (a)	299	9,486

GFT Technologies SE	148	3,815

GRENKE AG	213	3,230

Hannover Rueck SE	523	141,770

Heidelberg Materials AG	1,150	255,932

HelloFresh SE *	1,374	6,920

Henkel AG & Co. KGaA	786	57,116

Hensoldt AG	542	55,898

HOCHTIEF AG	128	72,649

See Notes to Financial Statements.

76 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

Hornbach Holding AG & Co. KGaA	68	6,401

HUGO BOSS AG	333	13,866

Hypoport SE *	27	2,738

Indus Holding AG *	205	7,221

Infineon Technologies AG	11,253	1,064,610

IONOS Group SE *	418	13,720

Jenoptik AG	468	25,110

JOST Werke SE, 144A	167	11,512

K+S AG	1,276	22,042

KION Group AG	636	32,529

Kloeckner & Co. SE	552	7,340

Knorr-Bremse AG	557	67,372

Krones AG *	119	16,434

KWS Saat SE & Co KGaA	91	7,706

LANXESS AG	755	14,530

LEG Immobilien SE	653	42,462

MBB SE	3	637

Mercedes-Benz Group AG	6,252	380,587

Merck KGaA	1,097	167,428

MTU Aero Engines AG	460	168,099

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,128	595,091

Mutares SE & Co. KGaA (a)	155	5,044

Nagarro SE	61	2,887

Nemetschek SE	488	35,177

Nordex SE *	1,103	53,263

Norma Group SE *	185	3,781

PATRIZIA SE	310	2,723

Pfisterer Holding SE *	69	8,370

PNE AG (a)	273	3,203

ProSiebenSat.1 Media SE	1,019	4,742

Puma SE *	783	26,549

PVA TePla AG *	161	8,210

Rational AG	45	34,590

RENK Group AG	709	47,014

Rheinmetall AG	401	604,958

RWE AG	4,970	316,285

SAF-Holland SE	417	10,141

Salzgitter AG *	246	17,618

SAP SE	9,002	1,630,220

Schaeffler AG	1,617	19,917

Schott Pharma AG & Co. KGaA	337	7,154

Scout24 SE, 144A	639	53,850

Secunet Security Networks AG *	28	6,793

Siemens AG	6,407	2,016,250

Siemens Energy AG	6,681	1,272,084

Siemens Healthineers AG, 144A	2,872	116,979

Siltronic AG *	84	10,258

Sixt SE (a)	119	10,618

SMA Solar Technology AG *	160	12,271

	Number of Shares	Value $

Stroeer SE & Co. KGaA	307	13,521

Suedzucker AG	515	6,908

SUSS MircoTec SE	169	18,165

Symrise AG	1,146	105,733

TAG Immobilien AG	1,496	24,796

Talanx AG	537	64,515

TeamViewer SE, 144A *	1,134	7,804

thyssenkrupp AG	4,253	58,263

Thyssenkrupp Nucera AG & Co. KGaA, 144A *	242	2,461

Tkms AG& Co KGaA *	211	20,747

TUI AG	3,672	30,281

United Internet AG	573	17,618

Verbio SE *	237	10,477

Vonovia SE	6,237	155,900

Vossloh AG	66	5,412

Wacker Chemie AG *	179	20,732

Wacker Neuson SE	212	4,713

Wuestenrot & Wuerttembergische AG	148	2,545

Zalando SE, 144A *	1,935	52,565

(Cost $14,955,083)		17,427,678

Ireland — 1.4%

AerCap Holdings NV	1,375	191,661

AIB Group PLC	18,262	215,138

Bank of Ireland Group PLC	8,343	169,665

Cairn Homes PLC	5,569	15,297

Glanbia PLC	1,738	42,288

Glenveagh Properties PLC, 144A *	2,655	7,061

Irish Residential Properties REIT

PLC REIT	4,012	5,222

Kerry Group PLC, Class A	1,384	118,570

Kingspan Group PLC	1,326	121,567

Ryanair Holdings PLC	3,593	105,317

Uniphar PLC	1,996	10,616

(Cost $790,159)		1,002,402

Italy — 9.2%

A2A SpA	13,899	36,460

ACEA SpA	392	10,407

AMCO - Asset Management Co SpA, Class B * (c)	13	0

Amplifon SpA	1,201	15,101

Ariston Holding NV	421	1,631

Arnoldo Mondadori Editore SpA	674	1,639

Ascopiave SpA *	363	1,359

Avio SpA	384	19,291

Azimut Holding SpA	895	36,381

Banca Generali SpA	520	33,177

Banca IFIS SpA	187	4,423

Banca Mediolanum SpA	1,622	37,479

See Notes to Financial Statements.

DBX ETF Trust | 77

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

Banca Monte dei Paschi di Siena SpA (a)	16,107	173,368

Banco BPM SpA	9,686	152,350

BPER Banca SPA	13,455	182,332

Brembo NV	1,203	16,375

Brunello Cucinelli SpA	279	26,841

Buzzi SpA	720	39,051

Carel Industries SpA, 144A	329	11,954

Cembre SpA	22	2,294

Cementir Holding NV	388	6,626

CIR SpA-Compagnie Industriali *	5,534	4,693

Credito Emiliano SpA	657	11,801

Danieli & C Officine Meccaniche SpA	90	7,726

Danieli & C Officine Meccaniche SpA-RSP	303	17,671

Davide Campari-Milano NV	5,278	34,487

De’ Longhi SpA	520	21,641

DiaSorin SpA	192	14,897

El.En. SpA	337	6,270

Enav SpA, 144A	2,149	13,523

Enel SpA	65,888	739,699

Eni SpA	15,643	411,082

ERG SpA	558	14,931

Ferrari NV	1,039	357,750

Ferretti SpA (a)	1,267	4,534

Fila SpA	181	1,869

Fincantieri SpA *	1,067	14,729

FinecoBank Banca Fineco SpA	5,233	127,935

Generali	7,029	317,369

GVS SpA, 144A *	491	2,443

Hera SpA	6,965	31,326

Industrie De Nora SpA	270	2,378

Intercos SpA	430	6,139

Interpump Group SpA	594	24,859

Intesa Sanpaolo SpA	120,551	816,527

Iren SpA	4,784	14,955

Italgas SpA	5,128	60,202

Italmobiliare SpA	199	6,604

Iveco Group NV	1,828	29,680

Juventus Football Club SpA * (a)	1,021	2,429

Leonardo SpA	3,545	225,021

Lottomatica Group SpA	2,048	60,723

LU-VE SpA	97	7,660

Maire SpA	1,131	19,313

MARR SpA (a)	270	2,227

MFE-MediaForEurope NV, Class A	2,964	10,462

MFE-MediaForEurope NV, Class B	368	1,613

Moncler SpA	1,886	122,883

Newprinces SpA *	277	5,014

	Number of Shares	Value $

Nexi SpA, 144A	4,598	18,825

OVS SpA, 144A	1,663	10,862

Pharmanutra SpA	31	3,276

Piaggio & C SpA	1,232	2,493

Pirelli & C SpA, 144A	4,014	29,543

Poste Italiane SpA	3,878	114,711

Prysmian SpA	2,423	418,276

RAI Way SpA, 144A	778	5,127

Recordati Industria Chimica e Farmaceutica SpA	957	57,487

Reply SpA	169	20,284

Safilo Group SpA *	2,907	5,523

Saipem SpA	11,668	56,071

Salvatore Ferragamo SpA *	698	7,694

Sanlorenzo SpA	92	3,983

Sesa SpA	61	6,905

Snam SpA	17,037	124,518

SOL SpA	297	19,573

Tamburi Investment Partners SpA	816	8,537

Technogym SpA, 144A	1,016	21,106

Telecom Italia SpA *	147,251	125,174

Terna - Rete Elettrica Nazionale	11,845	136,115

UniCredit SpA	11,698	1,012,972

Unipol Assicurazioni SpA	3,155	78,163

Webuild SpA	2,929	8,445

Wiit SpA	60	2,400

Zignago Vetro SpA	270	2,327

(Cost $4,852,398)		6,683,994

Luxembourg — 0.8%

APERAM SA	397	23,639

ArcelorMittal SA	3,624	250,748

Aroundtown SA *	5,616	16,665

Befesa SA, 144A	300	12,947

CVC Capital Partners PLC, 144A (a)	1,756	28,142

d’Amico International Shipping SA	403	3,293

Eurofins Scientific SE	1,014	73,873

Grand City Properties SA *	144	1,629

RTL Group SA	301	11,077

SES SA	3,292	36,267

Shurgard Self Storage Ltd. REIT	311	8,924

Tenaris SA	2,706	82,347

(Cost $389,382)		549,551

Netherlands — 17.4%

Aalberts NV	776	35,517

ABN AMRO Bank NV CVA	5,334	212,280

Acomo NV	238	6,593

Adyen NV, 144A *	232	254,179

Aegon Ltd.	10,358	88,340

Airbus SE	5,118	1,072,744

See Notes to Financial Statements.

78 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

Akzo Nobel NV	1,329	101,783

AMG Critical Materials NV	241	11,840

Arcadis NV	568	23,188

Argenx SE *	532	444,048

ASM International NV	403	422,301

ASML Holding NV	3,347	5,406,179

ASR Nederland NV	1,331	99,824

Basic-Fit NV, 144A *	407	14,641

BE Semiconductor Industries NV	623	206,664

Corbion NV	456	10,712

Eurocommercial Properties NV REIT	347	11,798

Euronext NV, 144A	667	108,607

EXOR NV	739	57,709

Ferrovial NV	4,066	278,390

Flow Traders Ltd. *	241	6,971

Fugro NV	1,140	15,079

Heineken Holding NV	1,008	72,778

Heineken NV	2,509	196,251

IMCD NV	508	52,344

ING Groep NV	25,215	785,268

Koninklijke Ahold Delhaize NV	7,636	322,153

Koninklijke BAM Group NV	2,529	32,861

Koninklijke Heijmans N.V.	228	28,296

Koninklijke KPN NV	33,146	172,662

Koninklijke Philips NV	6,723	179,340

Koninklijke Vopak NV	433	23,111

Magnum Ice Cream Co. NV *	4,270	69,209

Nebius Group NV * (a)	1,740	402,097

NN Group NV	2,228	186,278

OCI NV *	78	340

Pharming Group NV *	6,826	9,168

Pharvaris NV *	166	5,007

PostNL NV	4,131	4,852

Prosus NV *	11,267	512,794

QIAGEN NV	1,864	68,802

Randstad NV	893	27,436

Redcare Pharmacy NV, 144A * (a)	145	7,381

SBM Offshore NV	1,188	45,229

Signify NV, 144A	1,012	24,576

Sligro Food Group NV	183	2,762

Stellantis NV *	17,475	139,928

TKH Group NV	338	18,175

TomTom NV *	515	3,031

Universal Music Group NV	8,730	198,562

Van Lanschot Kempen NV	180	13,983

Wereldhave NV REIT	287	6,996

Wolters Kluwer NV	1,928	137,223

(Cost $8,927,003)		12,638,280

	Number of Shares	Value $

Poland — 0.0%

InPost SA *
(Cost $36,049)	2,221	39,791

Portugal — 0.5%

Altri SGPS SA	462	2,670

Banco Comercial Portugues SA, Class R	69,172	78,455

Corticeira Amorim SGPS SA	365	2,784

CTT-Correios de Portugal SA	753	5,327

EDP SA	24,703	125,829

Galp Energia SGPS SA	3,437	74,706

Jeronimo Martins SGPS SA	2,357	49,926

Mota-Engil SGPS SA (a)	687	3,808

Navigator Co. SA	1,830	7,262

NOS SGPS SA	1,877	11,527

REN - Redes Energeticas Nacionais SGPS SA	3,421	14,125

Semapa-Sociedade de Investimento e Gestao	180	4,986

Sonae SGPS SA	7,879	17,535

(Cost $333,289)		398,940

Spain — 10.0%

Acciona SA	215	61,892

Acerinox SA	1,396	25,808

ACS Actividades de Construccion y Servicios SA	1,507	218,490

Aena SME, 144A	6,407	186,081

Almirall SA	419	5,562

Amadeus IT Group SA	3,828	244,413

Atresmedia Corp. de Medios de Comunicacion SA	624	3,756

Banco Bilbao Vizcaya Argentaria SA	48,574	1,139,367

Banco de Sabadell SA (a)	40,721	137,741

Banco Santander SA	123,395	1,544,059

Bankinter SA	5,381	90,788

CaixaBank SA	30,258	409,398

Cellnex Telecom SA, 144A *	4,195	141,018

CIE Automotive SA	407	13,981

Cirsa Enterprises SA *	402	5,936

Colonial SFL Socimi SA REIT (a)	2,487	16,651

Construcciones y Auxiliar de Ferrocarriles SA	148	10,772

Distribuidora Internacional de Alimentacion SA *	91	4,224

EDP Renewables SA *	21	350

EDP Renewables SA	2,803	46,328

Elecnor SA	282	13,519

Enagas SA	2,096	41,610

Ence Energia y Celulosa SA * (a)	781	2,214

Endesa SA	2,686	112,348

Fluidra SA	853	18,745

Gestamp Automocion SA, 144A	560	2,129

See Notes to Financial Statements.

DBX ETF Trust | 79

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

Grenergy Renovables SA *	137	19,655

Grifols SA (a)	2,365	25,599

HBX Group International PLC *	654	5,435

Iberdrola SA	52,454	1,193,056

Indra Sistemas SA	654	43,390

Industria de Diseno Textil SA	9,402	584,514

Laboratorios Farmaceuticos Rovi SA	110	7,608

Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	4,875	6,789

Logista Integral SA	578	22,599

Mapfre SA	7,753	36,371

Melia Hotels International SA	781	10,230

Merlin Properties Socimi SA REIT	3,762	66,347

Naturgy Energy Group SA	3,560	118,509

Neinor Homes SA, 144A *	473	8,794

Pharma Mar SA *	120	13,997

Prosegur Cia de Seguridad SA	883	2,714

Redeia Corp. SA	3,319	57,024

Repsol SA	9,524	244,838

Sacyr SA	5,115	27,754

Solaria Energia y Medio Ambiente SA *	659	18,063

Tecnicas Reunidas SA *	418	15,368

Telefonica SA	32,392	148,786

Unicaja Banco SA, 144A	8,533	28,605

Vidrala SA	168	15,069

Viscofan SA	330	22,864

(Cost $5,004,636)		7,241,158

Switzerland — 0.7%

DSM-Firmenich AG	1,408	118,508

STMicroelectronics NV	3,703	254,615

STMicroelectronics NV, Class Y	1,742	120,738

(Cost $280,089)		493,861

United Kingdom — 0.3%

Allfunds Group PLC	2,068	20,696

Coca-Cola Europacific Partners PLC	1,740	157,800

International Consolidated Airlines Group SA	9,333	53,984

(Cost $198,358)		232,480

TOTAL COMMON STOCKS

(Cost $56,584,270)		70,130,670

PREFERRED STOCKS — 0.8%

Germany — 0.8%

Bayerische Motoren Werke AG	457	39,792

Dr Ing hc F Porsche AG * (a)	984	53,817

Draegerwerk AG & Co. KGaA	61	6,532

FUCHS SE	577	26,449

Henkel AG & Co. KGaA	1,271	98,853

Jungheinrich AG	373	10,859

	Number of Shares	Value $

KSB SE & Co KGaA	6	6,068

Porsche Automobil Holding SE *	1,252	47,753

Sartorius AG	209	59,750

Sixt SE	184	13,628

STO SE & Co. KGaA	28	3,416

Volkswagen AG *	1,805	193,313

(Cost $666,021)		560,230

RIGHTS — 0.0%

Spain — 0.0%

Almirall SA* , expires 6/4/26

(Cost $91)	419	85

WARRANTS — 0.0%

Italy — 0.0%

Webuild SpA* (c), expires 8/2/30

(Cost $0)	36	83

EXCHANGE-TRADED FUNDS — 0.3%

iShares Currency Hedged MSCI

Eurozone ETF	2,200	105,215

iShares MSCI Eurozone ETF	1,250	85,975

(Cost $170,856)		191,190

SECURITIES LENDING COLLATERAL — 1.6%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.53% (d)(e)

(Cost $1,156,330)	1,156,330	1,156,330

CASH EQUIVALENTS — 1.1%

DWS Government Money Market Series “Institutional Shares”, 3.57% (d)

(Cost $819,038)	819,038	819,038

TOTAL INVESTMENTS — 100.3%
(Cost $59,396,606)		72,857,626

Other assets and liabilities, net — (0.3%)		(182,783)

NET ASSETS — 100.0%		72,674,843

See Notes to Financial Statements.

80 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2026

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2026 is as follows:

Value ($) at 5/31/2025	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2026	Value ($) at 5/31/2026

COMMON STOCKS — 0.7%

Germany — 0.7%

Deutsche Bank AG (b)

545,004	120,139		(265,238)	140,000	(30,856)	17,708	—	15,665	509,049

SECURITIES LENDING COLLATERAL — 1.6%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.53% (d)(e)

700,075	465,255	(f)	—	—	—	10,111	—	1,156,330	1,156,330

CASH EQUIVALENTS — 1.1%

DWS Government Money Market Series “Institutional Shares”, 3.57% (d)

166,743	8,175,752		(7,523,457)	—	—	23,387	—	819,038	819,038

1,411,822	8,761,146		(7,788,695)	140,000	(30,856)	51,206	—	1,991,033	2,484,417

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2026 amounted to $1,668,423, which is 2.3% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $569,342.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2026.

CVA:	Certificaten Van Aandelen (Dutch Certificate)
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At May 31, 2026, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)

EURO STOXX 50 Index	EUR	26	1,745,290	1,838,994	6/19/2026	93,704

At May 31, 2026, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

Morgan Stanley Capital	6/2/2026	EUR	54,828,730	USD	64,400,401	448,146	—

Morgan Stanley Capital	6/2/2026	EUR	2,433,000	USD	2,856,874	19,022	—

See Notes to Financial Statements.

DBX ETF Trust | 81

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2026

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

Morgan Stanley Capital	6/2/2026	USD	66,820,545	EUR	57,261,730	—	(30,438)

Morgan Stanley Capital	7/2/2026	EUR	3,039,000	USD	3,550,105	459	—

Morgan Stanley Capital	7/2/2026	EUR	57,261,730	USD	66,907,812	24,348	—

Total unrealized appreciation (depreciation)						491,975	(30,438)

For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

EUR	Euro

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

	$	$	$	$
Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$70,130,320	$350	$0	$70,130,670

Preferred Stocks	560,230	—	—	560,230

Rights	85	—	—	85

Warrants	—	—	83	83

Exchange-Traded Funds	191,190	—	—	191,190

Short-Term Investments (a)	1,975,368	—	—	1,975,368

Derivatives (b)

Forward Foreign Currency Contracts	—	491,975	—	491,975

Futures Contracts	93,704	—	—	93,704

TOTAL	$72,950,897	$492,325	$83	$73,443,305

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)

Forward Foreign Currency Contracts	$—	$(30,438)	$—	$(30,438)

TOTAL	$—	$(30,438)	$—	$(30,438)

(a)	See Schedule of Investments for additional detailed categorizations.

(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.

82 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF

May 31, 2026

	Number of Shares	Value $

COMMON STOCKS — 97.8%

Communication Services — 7.2%

Capcom Co. Ltd.	33,500	634,389

KDDI Corp.	371,630	6,390,034

Konami Group Corp.	12,577	1,494,883

LY Corp.	322,028	843,765

Nexon Co. Ltd.	37,464	526,917

Nintendo Co. Ltd.	138,969	6,237,092

NTT, Inc.	3,824,200	3,589,727

SoftBank Corp.	3,649,700	4,933,792

SoftBank Group Corp.	470,584	22,133,832

Toho Co. Ltd.	66,750	515,090

(Cost $33,874,972)		47,299,521

Consumer Discretionary — 14.6%

Aisin Corp.	57,641	873,491

Asics Corp.	86,813	2,639,848

Bandai Namco Holdings, Inc.	63,621	1,454,457

Bridgestone Corp.	135,114	2,920,902

Denso Corp.	211,640	2,535,454

Fast Retailing Co. Ltd.	24,143	12,480,414

Honda Motor Co. Ltd.	458,535	4,181,848

Isuzu Motors Ltd.	65,498	965,825

Nissan Motor Co. Ltd. *	302,047	752,534

Nitori Holdings Co. Ltd.	48,435	796,327

Oriental Land Co. Ltd.	138,925	2,002,338

Pan Pacific International Holdings Corp.	239,900	1,322,828

Panasonic Holdings Corp.	295,544	6,865,996

Rakuten Group, Inc. *	178,439	835,027

Ryohin Keikaku Co. Ltd.	63,400	1,545,739

Sanrio Co. Ltd.	123,600	664,467

Sekisui House Ltd.	76,887	1,618,699

Shimano, Inc.	9,084	941,396

Sony Group Corp.	740,365	16,009,902

Subaru Corp.	65,608	1,005,963

Sumitomo Electric Industries Ltd.	90,513	7,152,269

Suzuki Motor Corp.	201,056	2,491,345

Toyota Motor Corp.	1,200,765	22,934,902

Yamaha Motor Co. Ltd.	113,080	930,825

Zensho Holdings Co. Ltd.	12,000	606,687

(Cost $83,367,464)		96,529,483

Consumer Staples — 3.4%

Aeon Co. Ltd.	274,606	2,399,236

Ajinomoto Co., Inc.	107,702	3,484,009

Asahi Group Holdings Ltd.	178,342	1,705,987

Japan Tobacco, Inc.	139,489	5,401,241

Kao Corp.	57,984	2,226,303

Kikkoman Corp.	88,962	778,100

Kirin Holdings Co. Ltd.	97,789	1,669,164

	Number of Shares	Value $

Seven & i Holdings Co. Ltd.	239,506	2,796,355

Shiseido Co. Ltd.	50,371	888,881

Suntory Beverage & Food Ltd.	14,734	400,486

Unicharm Corp.	140,122	834,230

(Cost $22,730,692)		22,583,992

Energy — 0.9%

ENEOS Holdings, Inc.	325,537	2,668,437

Idemitsu Kosan Co. Ltd.	97,367	854,976

Inpex Corp.	112,744	2,551,278

(Cost $4,381,299)		6,074,691

Financials — 16.6%

Chiba Bank Ltd.	68,860	1,005,672

Daiichi Life Group, Inc.	436,176	4,480,482

Daiwa Securities Group, Inc.	159,144	1,499,360

Japan Exchange Group, Inc.	120,130	1,471,595

Japan Post Bank Co. Ltd.	226,625	4,367,012

Japan Post Holdings Co. Ltd.	213,770	2,775,728

Japan Post Insurance Co. Ltd.	68,700	616,624

Mitsubishi HC Capital, Inc.	114,716	937,449

Mitsubishi UFJ Financial Group, Inc.	1,353,642	25,489,419

Mizuho Financial Group, Inc.	299,752	13,541,680

MS&AD Insurance Group Holdings, Inc.	151,567	4,079,790

Nomura Holdings, Inc.	368,777	2,975,408

ORIX Corp.	138,083	5,407,489

Resona Holdings, Inc.	265,176	3,395,765

SBI Holdings, Inc.	66,498	1,215,014

Sompo Holdings, Inc.	103,625	3,876,544

Sumitomo Mitsui Financial Group, Inc.	460,816	16,836,645

Sumitomo Mitsui Trust Holdings, Inc.	79,424	2,729,834

T&D Holdings, Inc.	56,049	1,475,965

Tokio Marine Holdings, Inc.	226,813	10,126,941

Yokohama Financial Group, Inc.	123,438	1,258,290

(Cost $70,436,639)		109,562,706

Health Care — 5.4%

Astellas Pharma, Inc.	217,935	3,124,011

Chugai Pharmaceutical Co. Ltd.	85,135	4,218,663

Daiichi Sankyo Co. Ltd.	215,971	3,662,008

Eisai Co. Ltd.	31,912	798,276

Hoya Corp.	42,901	7,294,504

Kyowa Kirin Co. Ltd.	28,060	441,342

Olympus Corp.	134,176	1,504,230

Otsuka Holdings Co. Ltd.	53,700	3,949,992

Shionogi & Co. Ltd.	96,524	1,818,177

Takeda Pharmaceutical Co. Ltd.	201,823	6,485,607

Terumo Corp.	167,504	2,525,207

(Cost $35,070,932)		35,822,017

Industrials — 24.2%

See Notes to Financial Statements.

DBX ETF Trust | 83

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

AGC, Inc.	23,962	1,043,847

ANA Holdings, Inc.	20,018	375,624

Central Japan Railway Co.	93,960	2,052,471

Dai Nippon Printing Co. Ltd.	45,458	790,766

Daifuku Co. Ltd.	40,102	1,840,867

Daikin Industries Ltd.	33,448	4,890,194

East Japan Railway Co.	122,155	2,616,977

Ebara Corp.	57,400	2,048,185

FANUC Corp.	118,345	5,864,306

Fuji Electric Co. Ltd.	17,694	1,715,351

Fujikura Ltd.	191,200	5,727,656

Furukawa Electric Co. Ltd.	8,300	2,713,076

Hankyu Hanshin Holdings, Inc.	29,167	857,621

Hikari Tsushin, Inc.	2,152	493,866

Hitachi Ltd.	560,510	18,180,986

IHI Corp.	122,600	2,129,614

ITOCHU Corp.	702,895	8,542,073

Kajima Corp.	50,276	1,864,693

Kawasaki Heavy Industries Ltd.	93,200	1,835,735

Kawasaki Kisen Kaisha Ltd.	43,500	688,287

Komatsu Ltd.	109,037	4,502,787

Kubota Corp.	123,763	2,208,486

Makita Corp.	27,503	955,650

Marubeni Corp.	178,787	5,832,903

MINEBEA MITSUMI, Inc.	41,731	1,195,346

Mitsubishi Corp.	382,973	12,179,438

Mitsubishi Electric Corp.	241,026	9,924,645

Mitsubishi Heavy Industries Ltd.	406,020	9,702,773

Mitsui & Co. Ltd.	299,542	9,949,312

Mitsui OSK Lines Ltd.	43,400	1,492,220

NIDEC CORP *	106,680	1,870,157

Nippon Yusen KK	49,236	1,642,488

Obayashi Corp.	79,918	1,628,317

Recruit Holdings Co. Ltd.	168,091	11,155,758

Secom Co. Ltd.	50,944	2,031,171

Seibu Holdings, Inc.	26,600	470,905

Shimizu Corp.	61,700	1,038,826

SMC Corp.	6,905	2,996,293

Sumitomo Corp.	128,573	5,730,950

Taisei Corp.	18,252	1,605,566

TOPPAN Holdings, Inc.	27,439	785,965

Toyota Tsusho Corp.	80,293	3,493,740

West Japan Railway Co.	50,958	841,008

(Cost $112,010,532)		159,506,899

Information Technology — 18.4%

Advantest Corp.	92,781	15,245,526

Canon, Inc.	101,197	2,686,472

Disco Corp.	11,010	4,499,676

FUJIFILM Holdings Corp.	142,971	2,982,135

Fujitsu Ltd.	214,854	4,543,549

	Number of Shares	Value $

Ibiden Co. Ltd.	29,500	4,260,195

Keyence Corp.	23,898	12,020,650

Kioxia Holdings Corp. *	39,800	16,455,781

Kyocera Corp.	147,732	3,230,782

Lasertec Corp.	9,783	2,465,022

Murata Manufacturing Co. Ltd.	205,335	12,409,188

NEC Corp.	155,665	4,010,256

Nomura Research Institute Ltd.	48,822	1,539,472

Obic Co. Ltd.	40,835	1,022,766

Otsuka Corp.	28,220	511,899

Renesas Electronics Corp.	220,124	6,219,559

SCREEN Holdings Co. Ltd.	19,600	1,368,487

TDK Corp.	240,720	6,209,009

Tokyo Electron Ltd.	56,764	18,683,131

Yokogawa Electric Corp.	27,379	859,714

(Cost $72,156,856)		121,223,269

Materials — 4.4%

Asahi Kasei Corp.	156,284	1,753,552

JFE Holdings, Inc.	72,425	773,294

JX Advanced Metals Corp.	69,200	1,707,135

Mitsubishi Chemical Group Corp.	153,596	1,106,173

Mitsui Kinzoku Co. Ltd.	7,000	2,269,237

Nippon Paint Holdings Co. Ltd.	115,815	768,270

Nippon Sanso Holdings Corp.	21,180	822,385

Nippon Steel Corp.	608,085	2,163,319

Nitto Denko Corp.	84,855	1,593,312

Resonac Holdings Corp.	22,300	2,621,141

Shin-Etsu Chemical Co. Ltd.	208,260	10,144,608

Sumitomo Metal Mining Co. Ltd.	30,559	1,744,721

Toray Industries, Inc.	162,696	1,217,679

(Cost $23,741,433)		28,684,826

Real Estate — 1.8%

Daito Trust Construction Co. Ltd.	36,855	734,022

Daiwa House Industry Co. Ltd.	71,817	1,954,321

Hulic Co. Ltd.	56,710	604,969

Mitsubishi Estate Co. Ltd.	131,724	3,354,614

Mitsui Fudosan Co. Ltd.	314,127	3,018,688

Nippon Building Fund, Inc. REIT	982	785,526

Sumitomo Realty & Development Co. Ltd.	73,200	1,708,375

(Cost $11,305,347)		12,160,515

Utilities — 0.9%

Chubu Electric Power Co., Inc.	84,320	1,548,589

Kansai Electric Power Co., Inc.	118,338	1,735,337

Osaka Gas Co. Ltd.	42,989	1,447,047

Tokyo Gas Co. Ltd.	37,665	1,508,823

(Cost $5,115,669)		6,239,796

TOTAL COMMON STOCKS
(Cost $474,191,835)		645,687,715

See Notes to Financial Statements.

84 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

May 31, 2026

	Number of Shares	Value $

CASH EQUIVALENTS — 0.4%

DWS Government Money Market Series “Institutional Shares”, 3.57% (a)

(Cost $2,538,429)	2,538,429	2,538,429

	Number of Shares	Value $

TOTAL INVESTMENTS — 98.2%

(Cost $476,730,264)		648,226,144

Other assets and liabilities, net — 1.8%		11,596,236

NET ASSETS — 100.0%		659,822,380

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2026 is as follows:

Value ($) at 5/31/2025	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2026	Value ($) at 5/31/2026

SECURITIES LENDING COLLATERAL — 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.53% (a)(b)

4,866,100	—	(4,866,100	) (c)	—	—	36,896	—	—	—

CASH EQUIVALENTS — 0.4%

DWS Government Money Market Series “Institutional Shares”, 3.57% (a)

4,747,890	50,033,150	(52,242,611)		—	—	274,135	—	2,538,429	2,538,429

9,613,990	50,033,150	(57,108,711)		—	—	311,031	—	2,538,429	2,538,429

See Notes to Financial Statements.

DBX ETF Trust | 85

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

May 31, 2026

*	Non-income producing security.

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(b)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2026.

REIT:	Real Estate Investment Trust

At May 31, 2026, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)

TOPIX Index	JPY	51	12,154,711	12,687,157	6/11/2026	532,446

At May 31, 2026, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

Morgan Stanley Capital	6/2/2026	JPY	90,374,557,650	USD	577,980,834	10,533,136	—

Morgan Stanley Capital	6/2/2026	JPY	7,501,019,000	USD	47,951,762	854,038	—

Morgan Stanley Capital	6/2/2026	JPY	1,676,561,700	USD	10,571,260	44,391	—

Morgan Stanley Capital	6/2/2026	JPY	838,280,800	USD	5,255,896	—	(7,538)

Morgan Stanley Capital	6/2/2026	USD	4,056,528	JPY	635,000,000	—	(69,463)

Morgan Stanley Capital	6/2/2026	USD	5,358,183	JPY	838,280,800	—	(94,749)

Morgan Stanley Capital	6/2/2026	USD	621,221,744	JPY	98,917,138,350	—	(136,519)

Morgan Stanley Capital	7/2/2026	JPY	98,917,138,350	USD	622,767,026	32,995	—

Morgan Stanley Capital	7/2/2026	JPY	3,901,173,894	USD	24,556,939	—	(2,948)

Morgan Stanley Capital	7/2/2026	USD	5,484,738	JPY	871,341,600	804	—

Total unrealized appreciation (depreciation)						11,465,364	(311,217)

For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

JPY	Japanese Yen

USD	U.S. Dollar

See Notes to Financial Statements.

86 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

May 31, 2026

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

	$	$	$	$
Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$645,687,715	$—	$—	$645,687,715

Short-Term Investments (a)	2,538,429	—	—	2,538,429

Derivatives (b)

Forward Foreign Currency Contracts	—	11,465,364	—	11,465,364

Futures Contracts	532,446	—	—	532,446

TOTAL	$648,758,590	$11,465,364	$—	$660,223,954

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)

Forward Foreign Currency Contracts	$—	$(311,217)	$—	$(311,217)

TOTAL	$—	$(311,217)	$—	$(311,217)

(a)	See Schedule of Investments for additional detailed categorizations.

(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.

DBX ETF Trust | 87

Statements of Assets and Liabilities

May 31, 2026

	Xtrackers MSCI All World ex US Hedged Equity ETF	Xtrackers MSCI EAFE Hedged Equity ETF	Xtrackers MSCI Emerging Markets Hedged Equity ETF	Xtrackers MSCI Europe Hedged Equity ETF

Assets

Investment in non-affiliated securities at value	$257,785,910	$8,533,189,004	$102,066,008	$747,145,374

Investment in affiliated securities at value	1,771,155	23,433,975	—	3,166,987

Investment in DWS Government Money Market Series*	3,293,289	33,128,990	2,111,418	4,509,855

Investment in DWS Government & Agency Securities Portfolio**	125,250	104,405,664	16,653	7,490,651

Cash	55	—	68	—

Foreign currency at value	1,269,481	44,154,548	227,649	6,213,048

Receivable for return of collateral pledged for forward foreign currency contracts	—	—	290,000	—

Unrealized appreciation on forward foreign currency contracts	2,040,526	74,672,273	478,145	4,928,270

Deposit with broker for futures contracts	275,116	15,441,932	119,491	1,587,554

Receivables:

Investment securities sold	3,251,015	177,324,867	1,750,544	12,882,289

Variation margin on futures contracts	217,085	8,541,997	110,827	—

Dividends	655,955	29,467,433	160,125	1,396,619

Interest	8,504	121,109	5,655	15,207

Affiliated securities lending income	864	268,019	83	27,981

Foreign tax reclaim	331,386	17,100,140	255	2,559,675

Total assets	$271,025,591	$9,061,249,951	$107,336,921	$791,923,510

Liabilities

Due to broker	$—	$—	$340,000	$—

Payable upon return of securities loaned	125,250	104,405,664	16,653	7,490,651

Payable upon return of collateral held for forward foreign currency contracts	270,000	—	110,000	—

Unrealized depreciation on forward foreign currency contracts	718,363	10,130,451	623,445	604,754

Payables:

Investment securities purchased	4,425,485	131,973,039	1,660,218	9,992,828

Investment advisory fees	86,772	2,560,909	54,938	289,473

Variation margin on futures contracts	—	—	—	146,838

Deferred foreign tax	364,562	—	536,383	—

IRS closing agreement fee	—	—	—	294,574

Accrued other expenses	—	—	—	20,000

Total liabilities	5,990,432	249,070,063	3,341,637	18,839,118

Net Assets, at value	$265,035,159	$8,812,179,888	$103,995,284	$773,084,392

Net Assets Consist of

Paid-in capital	$181,738,665	$6,563,804,733	$67,904,327	$735,105,152

Distributable earnings (loss)	83,296,494	2,248,375,155	36,090,957	37,979,240

Net Assets, at value	$265,035,159	$8,812,179,888	$103,995,284	$773,084,392

Number of Common Shares outstanding	5,600,001	165,750,001	2,550,001	14,850,001

Net Asset Value	$47.33	$53.17	$40.78	$52.06

Investment in non-affiliated securities at cost	$158,488,121	$5,420,844,412	$48,708,517	$574,281,047

Investment in affiliated securities at cost	$1,407,487	$13,184,352	$–	$2,418,380

Value of securities loaned	$122,790	$122,202,745	$16,186	$9,926,562

Investment in DWS Government Money Market Series at cost*	$3,293,289	$33,128,990	$2,111,418	$4,509,855

Investment in DWS Government & Agency Securities Portfolio at cost**	$125,250	$104,405,664	$16,653	$7,490,651

Non-cash collateral for securities on loan	$—	$22,978,670	$—	$2,775,307

Foreign currency at cost	$1,273,761	$43,774,744	$241,896	$6,081,166

* Includes collateral held for forward foreign currency contracts	$270,000	$—	$110,000	$—

**	Represents collateral on securities loaned.

See Notes to Financial Statements.

88 | DBX ETF Trust

Statements of Assets and Liabilities (Continued)

May 31, 2026

	Xtrackers MSCI Eurozone Hedged Equity ETF	Xtrackers MSCI Japan Hedged Equity ETF

Assets

Investment in non-affiliated securities at value	$70,373,209	$645,687,715

Investment in affiliated securities at value	509,049	—

Investment in DWS Government Money Market Series	819,038	2,538,429

Investment in DWS Government & Agency Securities Portfolio*	1,156,330	—

Foreign currency at value	653,147	566,781

Unrealized appreciation on forward foreign currency contracts	491,975	11,465,364

Deposit with broker for futures contracts	126,888	751,973

Receivables:

Investment securities sold	1,023,107	19,378,314

Capital shares	—	173,757

Variation margin on futures contracts	80,750	404,018

Dividends	64,047	4,432,603

Interest	2,531	11,872

Affiliated securities lending income	5,957	189

Foreign tax reclaim	72,162	10,718

Total assets	$75,378,190	$685,421,733

Liabilities

Payable upon return of securities loaned	$1,156,330	$—

Unrealized depreciation on forward foreign currency contracts	30,438	311,217

Payables:

Investment securities purchased	1,489,546	19,406,929

Capital shares	—	5,639,510

Investment advisory fees	27,033	241,697

Total liabilities	2,703,347	25,599,353

Net Assets, at value	$72,674,843	$659,822,380

Net Assets Consist of

Paid-in capital	$64,545,059	$551,554,546

Distributable earnings (loss)	8,129,784	108,267,834

Net Assets, at value	$72,674,843	$659,822,380

Number of Common Shares outstanding	1,200,001	5,850,001

Net Asset Value	$60.56	$112.79

Investment in non-affiliated securities at cost	$57,048,680	$474,191,835

Investment in affiliated securities at cost	$372,558	$–

Value of securities loaned	$1,668,423	$—

Investment in DWS Government Money Market Series at cost	$819,038	$2,538,429

Investment in DWS Government & Agency Securities Portfolio at cost*	$1,156,330	$—

Non-cash collateral for securities on loan	$569,342	$—

Foreign currency at cost	$653,203	$563,766

*	Represents collateral on securities loaned.

See Notes to Financial Statements.

DBX ETF Trust | 89

Statements of Operations

For the Year Ended May 31, 2026

	Xtrackers MSCI All World ex US Hedged Equity ETF	Xtrackers MSCI EAFE Hedged Equity ETF	Xtrackers MSCI Emerging Markets Hedged Equity ETF	Xtrackers MSCI Europe Hedged Equity ETF

Investment Income

Unaffiliated dividend income*	$5,395,229	$225,936,267	$1,770,263	$19,985,997

Affiliated dividend income	22,218	827,965	—	111,162

Income distributions from affiliated funds	143,635	4,121,953	57,602	264,168

Affiliated securities lending income	5,157	1,179,472	775	108,076

Other income	—	11,736	—	10,329

Total investment income	5,566,239	232,077,393	1,828,640	20,479,732

Expenses

Investment advisory fees	856,882	28,971,073	526,501	3,081,099

Interest expense (see note 2):	5,985	—	8,274	—

Other expenses	65	38,853	58	48,650

Total expenses	862,932	29,009,926	534,833	3,129,749

Less fees waived (see note 3):

Waiver	(6,178)	(116,185)	(1,648)	(7,627)

Net expenses	856,754	28,893,741	533,185	3,122,122

Net investment income (loss)	4,709,485	203,183,652	1,295,455	17,357,610

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:

Investments**	(815,731)	(51,581,357)	868,572	(11,396,570)

Investments in affiliates	13,109	61,338	—	1,073

In-kind redemptions	—	442,898,775	568,789	34,623,476

In-kind redemptions in affiliates	—	2,157,337	—	334,124

Futures contracts	649,549	21,521,207	467,531	1,050,947

Foreign currency transactions	(17,914)	1,221,016	(65,453)	72,042

Forward foreign currency contracts	2,401,782	98,665,838	1,036,225	(9,343,631)

Payments by Affiliates (see note 6)	—	10,820	375	304

Net realized gain (loss)	2,230,795	514,954,974	2,876,039	15,341,765

Net change in unrealized appreciation (depreciation) on:

Investments***	56,396,201	1,078,795,728	32,418,915	84,676,604

Investments in affiliates	210,965	1,976,493	—	202,930

Futures contracts	107,396	559,565	368,622	162,834

Foreign currency translations	23,948	(532,350)	48,666	60,343

Forward foreign currency contracts	1,703,687	49,977,488	603,972	4,308,894

Net change in unrealized appreciation (depreciation)	58,442,197	1,130,776,924	33,440,175	89,411,605

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	60,672,992	1,645,731,898	36,316,214	104,753,370

Net Increase (Decrease) in Net Assets Resulting from Operations	$65,382,477	$1,848,915,550	$37,611,669	$122,110,980

* Unaffiliated foreign tax withheld	$630,941	$19,476,166	$225,689	$1,870,148

** Including foreign taxes	$22,770	$—	$95,091	$—

*** Including change in deferred foreign taxes	$29,104	$—	$77,168	$—

See Notes to Financial Statements.

90 | DBX ETF Trust

Statements of Operations (Continued)

For the Year Ended May 31, 2026

	Xtrackers MSCI Eurozone Hedged Equity ETF	Xtrackers MSCI Japan Hedged Equity ETF

Investment Income

Unaffiliated dividend income*	$1,777,947	$9,371,595

Affiliated dividend income	17,708	—

Income distributions from affiliated funds	23,387	274,135

Affiliated securities lending income	10,111	36,896

Unaffiliated non-cash dividend income	—	771,046

Total investment income	1,829,153	10,453,672

Expenses

Investment advisory fees	319,808	2,161,970

Other expenses	58	650

Total expenses	319,866	2,162,620

Less fees waived (see note 3):

Waiver	(650)	(7,848)

Net expenses	319,216	2,154,772

Net investment income (loss)	1,509,937	8,298,900

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:

Investments	(604,215)	(6,145,785)

Investments in affiliates	2,219	—

In-kind redemptions	8,617,959	26,197,393

In-kind redemptions in affiliates	137,781	—

Futures contracts	7,606	2,686,515

Foreign currency transactions	12,854	(130,208)

Forward foreign currency contracts	(971,885)	54,353,232

Net realized gain (loss)	7,202,319	76,961,147

Net change in unrealized appreciation (depreciation) on:

Investments	3,247,933	99,871,560

Investments in affiliates	(30,856)	—

Futures contracts	69,196	217,405

Foreign currency translations	(10,754)	(101,221)

Forward foreign currency contracts	321,425	6,576,758

Net change in unrealized appreciation (depreciation)	3,596,944	106,564,502

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	10,799,263	183,525,649

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,309,200	$191,824,549

* Unaffiliated foreign tax withheld	$289,450	$1,038,665

See Notes to Financial Statements.

DBX ETF Trust | 91

Statements of Changes in Net Assets

	Xtrackers MSCI All World ex US Hedged Equity ETF		Xtrackers MSCI EAFE Hedged Equity ETF
	Year Ended May 31, 2026	Year Ended May 31, 2025	Year Ended May 31, 2026	Year Ended May 31, 2025

Increase (Decrease) in Net Assets from Operations

Net investment income (loss)	$4,709,485	$3,857,548	$203,183,652	$194,628,006

Net realized gain (loss)	2,230,795	(2,161,680)	514,954,974	(493,104,480)

Net change in net unrealized appreciation (depreciation)	58,442,197	14,107,345	1,130,776,924	959,801,840

Net increase (decrease) in net assets resulting from operations	65,382,477	15,803,213	1,848,915,550	661,325,366

Distributions to Shareholders	(8,083,659)	(2,397,520)	(464,837,474)	(82,236,139)

Fund Shares Transactions

Proceeds from shares sold	30,737,435	31,504,679	288,105,842	1,635,716,705

Value of shares redeemed	—	(21,830,648)	(891,264,694)	(167,245,555)

Net increase (decrease) in net assets resulting from fund share transactions	30,737,435	9,674,031	(603,158,852)	1,468,471,150

Total net increase (decrease) in Net Assets	88,036,253	23,079,724	780,919,224	2,047,560,377

Net Assets

Beginning of year	176,998,906	153,919,182	8,031,260,664	5,983,700,287

End of year	$265,035,159	$176,998,906	$8,812,179,888	$8,031,260,664

Changes in Shares Outstanding

Shares outstanding, beginning of year	4,850,001	4,600,001	178,150,001	143,550,001

Shares sold	750,000	900,000	6,000,000	38,600,000

Shares redeemed	—	(650,000)	(18,400,000)	(4,000,000)

Shares outstanding, end of year	5,600,001	4,850,001	165,750,001	178,150,001

See Notes to Financial Statements.

92 | DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI Emerging Markets Hedged Equity ETF		Xtrackers MSCI Europe Hedged Equity ETF
	Year Ended May 31, 2026	Year Ended May 31, 2025	Year Ended May 31, 2026	Year Ended May 31, 2025

Increase (Decrease) in Net Assets from Operations

Net investment income (loss)	$1,295,455	$1,585,762	$17,357,610	$16,990,110

Net realized gain (loss)	2,876,039	1,841,129	15,341,765	(44,906,610)

Net change in net unrealized appreciation (depreciation)	33,440,175	4,426,040	89,411,605	77,715,875

Net increase (decrease) in net assets resulting from operations	37,611,669	7,852,931	122,110,980	49,799,375

Distributions to Shareholders	(1,453,940)	(1,740,485)	(31,791,787)	(390,610)

Fund Shares Transactions

Proceeds from shares sold	3,586,723	—	105,243,649	133,081,049

Value of shares redeemed	(4,238,414)	(10,265,473)	(106,990,593)	(55,218,970)

Net increase (decrease) in net assets resulting from fund share transactions	(651,691)	(10,265,473)	(1,746,944)	77,862,079

Total net increase (decrease) in Net Assets	35,506,038	(4,153,027)	88,572,249	127,270,844

Net Assets

Beginning of year	68,489,246	72,642,273	684,512,143	557,241,299

End of year	$103,995,284	$68,489,246	$773,084,392	$684,512,143

Changes in Shares Outstanding

Shares outstanding, beginning of year	2,600,001	3,000,001	14,950,001	13,250,001

Shares sold	100,000	—	2,200,000	3,050,000

Shares redeemed	(150,000)	(400,000)	(2,300,000)	(1,350,000)

Shares outstanding, end of year	2,550,001	2,600,001	14,850,001	14,950,001

See Notes to Financial Statements.

DBX ETF Trust | 93

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI Eurozone Hedged Equity ETF		Xtrackers MSCI Japan Hedged Equity ETF
	Year Ended May 31, 2026	Year Ended May 31, 2025	Year Ended May 31, 2026	Year Ended May 31, 2025

Increase (Decrease) in Net Assets from Operations

Net investment income (loss)	$1,509,937	$1,569,584	$8,298,900	$7,223,452

Net realized gain (loss)	7,202,319	(2,091,068)	76,961,147	(8,777,215)

Net change in net unrealized appreciation (depreciation)	3,596,944	6,841,495	106,564,502	22,135,447

Net increase (decrease) in net assets resulting from operations	12,309,200	6,320,011	191,824,549	20,581,684

Distributions to Shareholders	(3,203,789)	(241,630)	(13,311,069)	(12,059,378)

Fund Shares Transactions

Proceeds from shares sold	11,901,745	38,709,313	157,410,749	48,707,187

Value of shares redeemed	(24,759,885)	(8,056,979)	(66,011,167)	(98,541,867)

Net increase (decrease) in net assets resulting from fund share transactions	(12,858,140)	30,652,334	91,399,582	(49,834,680)

Total net increase (decrease) in Net Assets	(3,752,729)	36,730,715	269,913,062	(41,312,374)

Net Assets

Beginning of year	76,427,572	39,696,857	389,909,318	431,221,692

End of year	$72,674,843	$76,427,572	$659,822,380	$389,909,318

Changes in Shares Outstanding

Shares outstanding, beginning of year	1,450,001	850,001	5,000,001	5,700,001

Shares sold	210,000	760,000	1,550,000	650,000

Shares redeemed	(460,000)	(160,000)	(700,000)	(1,350,000)

Shares outstanding, end of year	1,200,001	1,450,001	5,850,001	5,000,001

See Notes to Financial Statements.

94 | DBX ETF Trust

Financial Highlights

Xtrackers MSCI All World ex US Hedged Equity ETF

	Years Ended May 31,
	2026	2025	2024	2023	2022

Selected Per Share Data

Net Asset Value, beginning of year	$36.49	$33.46	$28.89	$31.45	$33.37

Income (loss) from investment operations:

Net investment income (loss)(a)	0.90	0.90	0.80	0.81	0.88

Net realized and unrealized gain (loss)	11.52	2.71	4.81	0.25	(2.11)

Total from investment operations	12.42	3.61	5.61	1.06	(1.23)

Less distributions from:

Net investment income	(1.58)	(0.58)	(1.04)	(0.62)	(0.69)

Net realized gains	–	–	–	(3.00)	–

Total from distributions	(1.58)	(0.58)	(1.04)	(3.62)	(0.69)

Net Asset Value, end of year	$47.33	$36.49	$33.46	$28.89	$31.45

Total Return (%)(b)	35.02	10.95	20.06	4.02	(3.79)

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of year ($ millions)	265	177	154	133	156

Ratio of expenses before fee waiver (%)	0.40	0.40	0.40	0.41	0.40

Ratio of expenses after fee waiver (%)	0.40	0.40	0.40	0.41	0.40

Ratio of net investment income (loss) (%)	2.20	2.60	2.63	2.77	2.69

Portfolio turnover rate (%)(c)	10	13	9	14	6

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

DBX ETF Trust | 95

Financial Highlights (Continued)

Xtrackers MSCI EAFE Hedged Equity ETF

	Years Ended May 31,
	2026	2025	2024	2023	2022

Selected Per Share Data

Net Asset Value, beginning of year	$45.08	$41.68	$35.47	$37.41	$37.54

Income (loss) from investment operations:

Net investment income (loss)(a)	1.18	1.20	1.08	1.05 (b)	1.13

Net realized and unrealized gain (loss)	9.58	2.73	6.78	2.12	(0.37)

Total from investment operations	10.76	3.93	7.86	3.17	0.76

Less distributions from:

Net investment income	(2.67)	(0.53)	(1.65)	(0.64)	(0.89)

Net realized gains	–	–	–	(4.47)	–

Total from distributions	(2.67)	(0.53)	(1.65)	(5.11)	(0.89)

Net Asset Value, end of year	$53.17	$45.08	$41.68	$35.47	$37.41

Total Return (%)(c)	25.01	9.53	23.12	9.62	2.01

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of year ($ millions)	8,812	8,031	5,984	4,049	4,241

Ratio of expenses before fee waiver (%)	0.35	0.35	0.35	0.36	0.35

Ratio of expenses after fee waiver (%)	0.35	0.35	0.35	0.36	0.35

Ratio of net investment income (loss) (%)	2.45	2.85	2.91	2.99 (b)	2.97

Portfolio turnover rate (%)(d)	12	12	11	19	4

(a)	Based on average shares outstanding during the period.
(b)

Net investment income per share and the ratio of net investment income include non-recurring foreign dividend reclaims and related interest amounting to $0.05 per share. Excluding these non-recurring amounts which are included in Unaffiliated dividend income and Other income, respectively in the Statement of Operations, the net investment income ratio would have been 2.85%.

(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

96 | DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI Emerging Markets Hedged Equity ETF

	Years Ended May 31,
	2026	2025	2024	2023	2022

Selected Per Share Data

Net Asset Value, beginning of year	$26.34	$24.21	$21.92	$23.77	$29.36

Income (loss) from investment operations:

Net investment income (loss)(a)	0.52	0.55	0.52	0.52	0.53

Net realized and unrealized gain (loss)	14.51	2.20	2.36	(1.80)	(5.65)

Total from investment operations	15.03	2.75	2.88	(1.28)	(5.12)

Less distributions from:

Net investment income	(0.59)	(0.62)	(0.59)	(0.57)	(0.47)

Total from distributions	(0.59)	(0.62)	(0.59)	(0.57)	(0.47)

Net Asset Value, end of year	$40.78	$26.34	$24.21	$21.92	$23.77

Total Return (%)(b)	57.56	11.47	13.39	(5.40)	(17.67)

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of year ($ millions)	104	68	73	89	97

Ratio of expenses before fee waiver (%)	0.66	0.66	0.67	0.66	0.65

Ratio of expenses after fee waiver (%)	0.66	0.66	0.67	0.66	0.65

Ratio of net investment income (loss) (%)	1.60	2.17	2.30	2.33	2.00

Portfolio turnover rate (%)(c)	12	10	17	16	14

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

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Financial Highlights (Continued)

Xtrackers MSCI Europe Hedged Equity ETF

	Years Ended May 31,
	2026	2025	2024	2023		2022

Selected Per Share Data

Net Asset Value, beginning of year	$45.79	$42.06	$36.55	$34.31		$34.02

Income (loss) from investment operations:

Net investment income (loss)(a)	1.21	1.24	1.04	1.04	(b)	0.97

Net realized and unrealized gain (loss)	7.25	2.52	5.85	1.85		(0.00	)(c)

Total from investment operations	8.46	3.76	6.89	2.89		0.97

Less distributions from:

Net investment income	(2.19)	(0.03)	(1.38)	(0.65)		(0.68)

Total from distributions	(2.19)	(0.03)	(1.38)	(0.65)		(0.68)

Net Asset Value, end of year	$52.06	$45.79	$42.06	$36.55		$34.31

Total Return (%)(d)	19.36	8.86	19.47	8.77		2.85

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of year ($ millions)	773	685	557	459		527

Ratio of expenses before fee waiver (%)	0.46	0.45	0.45	0.48		0.45

Ratio of expenses after fee waiver (%)	0.46	0.45	0.45	0.48		0.45

Ratio of net investment income (loss) (%)	2.54	2.90	2.77	3.06	(b)	2.77

Portfolio turnover rate (%)(e)	11	10	12	13		5

(a)	Based on average shares outstanding during the period.
(b)

Net investment income per share and the ratio of net investment income include non-recurring foreign dividend reclaims and related interest amounting to $0.13 per share. Excluding these non-recurring amounts which are included in Unaffiliated dividend income and Other income, respectively in the Statement of Operations, the net investment income ratio would have been 2.70%.

(c)	Less than 0.005.
(d)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

98 | DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI Eurozone Hedged Equity ETF

	Years Ended May 31,
	2026	2025	2024	2023	2022

Selected Per Share Data

Net Asset Value, beginning of year	$52.71	$46.70	$39.38	$36.25	$37.92

Income (loss) from investment operations:

Net investment income (loss)(a)	1.16	1.61	1.02	1.35	0.88

Net realized and unrealized gain (loss)	9.01	4.68	7.07	2.37	(1.90)

Total from investment operations	10.17	6.29	8.09	3.72	(1.02)

Less distributions from:

Net investment income	(2.32)	(0.28)	(0.77)	(0.59)	(0.65)

Total from distributions	(2.32)	(0.28)	(0.77)	(0.59)	(0.65)

Net Asset Value, end of year	$60.56	$52.71	$46.70	$39.38	$36.25

Total Return (%)(b)	20.11	13.56	20.95	10.57	(2.77)

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of year ($ millions)	73	76	40	28	13

Ratio of expenses before fee waiver (%)	0.45	0.45	0.45	0.45	0.45

Ratio of expenses after fee waiver (%)	0.45	0.45	0.45	0.45	0.45

Ratio of net investment income (loss) (%)	2.12	3.38	2.46	3.65	2.32

Portfolio turnover rate (%)(c)	11	12	14	14	7

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

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Financial Highlights (Continued)

Xtrackers MSCI Japan Hedged Equity ETF

	Years Ended May 31,
	2026	2025	2024	2023	2022

Selected Per Share Data

Net Asset Value, beginning of year	$77.98	$75.65	$57.06	$48.84	$49.08

Income (loss) from investment operations:

Net investment income (loss)(a)	1.61	1.30	1.08	1.00	0.79

Net realized and unrealized gain (loss)	35.86	3.15	20.74	7.61	0.13

Total from investment operations	37.47	4.45	21.82	8.61	0.92

Less distributions from:

Net investment income	(2.66)	(2.12)	(3.23)	(0.39)	(1.16)

Total from distributions	(2.66)	(2.12)	(3.23)	(0.39)	(1.16)

Net Asset Value, end of year	$112.79	$77.98	$75.65	$57.06	$48.84

Total Return (%)(b)	49.79	6.07	40.04	17.78	1.87

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of year ($ millions)	660	390	431	291	191

Ratio of expenses before fee waiver (%)	0.45	0.45	0.45	0.47	0.45

Ratio of expenses after fee waiver (%)	0.45	0.45	0.45	0.46	0.45

Ratio of net investment income (loss) (%)	1.73	1.76	1.66	1.98	1.61

Portfolio turnover rate (%)(c)	11	17	15	18	6

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

100 | DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of May 31, 2026, the Trust consists of forty-two investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers MSCI All World ex US Hedged Equity ETF

Xtrackers MSCI EAFE Hedged Equity ETF

Xtrackers MSCI Emerging Markets Hedged Equity ETF

Xtrackers MSCI Europe Hedged Equity ETF

Xtrackers MSCI Eurozone Hedged Equity ETF

Xtrackers MSCI Japan Hedged Equity ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, except for Xtrackers MSCI EAFE Hedged Equity ETF which lots consist of 200,000 shares and Xtrackers MSCI Eurozone Hedged Equity ETF which lots consists of 10,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers MSCI All World ex US Hedged Equity ETF	MSCI ACWI ex USA US Dollar Hedged Index
Xtrackers MSCI EAFE Hedged Equity ETF	MSCI EAFE US Dollar Hedged Index
Xtrackers MSCI Emerging Markets Hedged Equity ETF	MSCI EM US Dollar Hedged Index
Xtrackers MSCI Europe Hedged Equity ETF	MSCI Europe US Dollar Hedged Index
Xtrackers MSCI Eurozone Hedged Equity ETF	MSCI EMU IMI US Dollar Hedged Index
Xtrackers MSCI Japan Hedged Equity ETF	MSCI Japan US Dollar Hedged Index

The MSCI ACWI ex USA US Dollar Hedged Index is designed to track the performance of equity securities in developed and emerging stock markets (excluding the United States), while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The MSCI EAFE US Dollar Hedged Index is designed to track developed market performance while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The MSCI EM US Dollar Hedged Index is designed to track emerging market performance while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. The MSCI Europe US Dollar Hedged Index is designed to track the performance of the developed markets in Europe, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The MSCI EMU IMI US Dollar Hedged Index is designed to track the performance of equity securities based in the countries in the European Monetary Union (the “EMU”), while seeking to mitigate exposure to fluctuations between the value of the U.S. dollar and the euro.

The MSCI Japan US Dollar Hedged Index is designed to track the performance of the Japanese equity market while mitigating exposure to fluctuations between the value of the U.S. dollar and Japanese yen.

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The MSCI Hedged Underlying Indices are rebalanced monthly on the last trading day of the month, when the index will take into account the effect of rolling into new 1-month forward contracts based on the newly determined weights of currency to be sold for the next month’s index calculation. The currency weights are determined as of the close of two business days before the first calendar day of the following month and remain constant intra month. This means that no changes in the weights are made during the month to account for changes in the indexes due to price movement of securities, corporate events, additions, deletions or any other changes. The daily calculation of MSCI Hedged Indices marks to market the one-month forward contracts on a daily basis by using an equal and offsetting forward position.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund is a diversified series of the Trust. In addition, each Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole, and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.

Security Valuation The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes

102 | DBX ETF Trust

significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following each Fund’s Schedule of Investments.

Investment Transactions and Investment Income. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders. It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors semi-annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

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The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended May 31, 2026, remains subject to examination by taxing authorities. Specific to foreign countries in which the Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which each Fund invests.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended May 31, 2026, the Funds did not incur any interest or penalties.

As of May 31, 2026, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income*	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)

Xtrackers MSCI All World ex US Hedged Equity ETF	$309,547	$(10,605,764)	$ 93,592,711	$83,296,494

Xtrackers MSCI EAFE Hedged Equity ETF	—	(575,415,241)	2,823,790,396	2,248,375,155

Xtrackers MSCI Emerging Markets Hedged Equity ETF	886,795	(12,986,027)	48,190,189	36,090,957

Xtrackers MSCI Europe Hedged Equity ETF	—	(117,979,746)	155,958,986	37,979,240

Xtrackers MSCI Eurozone Hedged Equity ETF	—	(4,354,197)	12,483,981	8,129,784

Xtrackers MSCI Japan Hedged Equity ETF	23,146,892	(54,810,363)	139,931,305	108,267,834

The tax character of dividends and distributions declared for the years ended May 31, 2026 and May 31, 2025 were as follows:

Year Ended May 31, 2026
Ordinary Income*

Xtrackers MSCI All World ex US Hedged Equity ETF	$8,083,659

Xtrackers MSCI EAFE Hedged Equity ETF	464,837,474

Xtrackers MSCI Emerging Markets Hedged Equity ETF	1,453,940

Xtrackers MSCI Europe Hedged Equity ETF	31,791,787

Xtrackers MSCI Eurozone Hedged Equity ETF	3,203,789

Xtrackers MSCI Japan Hedged Equity ETF	13,311,069

Year Ended May 31, 2025
Ordinary Income*

Xtrackers MSCI All World ex US Hedged Equity ETF	$ 2,397,520

Xtrackers MSCI EAFE Hedged Equity ETF	82,236,139

Xtrackers MSCI Emerging Markets Hedged Equity ETF	1,740,485

Xtrackers MSCI Europe Hedged Equity ETF	390,610

Xtrackers MSCI Eurozone Hedged Equity ETF	241,630

Xtrackers MSCI Japan Hedged Equity ETF	12,059,378

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

At May 31, 2026, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount

Xtrackers MSCI All World ex US Hedged Equity ETF	$—	$10,605,764	$10,605,764

Xtrackers MSCI EAFE Hedged Equity ETF	55,762,068	491,986,971	547,749,039

Xtrackers MSCI Emerging Markets Hedged Equity ETF	5,392,725	7,593,302	12,986,027

Xtrackers MSCI Europe Hedged Equity ETF	10,948,567	103,480,407	114,428,974

Xtrackers MSCI Eurozone Hedged Equity ETF	1,081,405	3,026,205	4,107,610

Xtrackers MSCI Japan Hedged Equity ETF	15,804,715	39,005,648	54,810,363

104 | DBX ETF Trust

The following funds utilized capital loss carryforwards to offset taxable gains realized during the year ended May 31, 2026:

Utilized Amount

Xtrackers MSCI All World ex US Hedged Equity ETF	$6,671,684

Xtrackers MSCI EAFE Hedged Equity ETF	241,323,694

Xtrackers MSCI Emerging Markets Hedged Equity ETF	2,954,056

Xtrackers MSCI Europe Hedged Equity ETF	604,255

Xtrackers MSCI Eurozone Hedged Equity ETF	23,779

Xtrackers MSCI Japan Hedged Equity ETF	63,587,000

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal year ended May 31, 2026, the following Funds incurred and will elect to defer late year ordinary losses as follows:

Late Year Ordinary Losses

Xtrackers MSCI EAFE Hedged Equity ETF	$27,666,202

Xtrackers MSCI Europe Hedged Equity ETF	3,550,772

Xtrackers MSCI Eurozone Hedged Equity ETF	246,587

For the fiscal year ended May 31, 2026, the effect of permanent “book/tax” reclassifications to the components of net assets are included below. These differences are primarily due to redemptions-in-kind.

	Distributable earnings (loss)	Paid-In Capital

Xtrackers MSCI EAFE Hedged Equity ETF	$(414,961,201)	$414,961,201

Xtrackers MSCI Emerging Markets Hedged Equity ETF	(449,278)	449,278

Xtrackers MSCI Europe Hedged Equity ETF	(30,159,426)	30,159,426

Xtrackers MSCI Eurozone Hedged Equity ETF	(8,131,312)	8,131,312

Xtrackers MSCI Japan Hedged Equity ETF	(22,569,059)	22,569,059

As of May 31, 2026, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)

Xtrackers MSCI All World ex US Hedged Equity ETF	$168,773,377	$93,968,759	$109,305,172	$(15,336,413)

Xtrackers MSCI EAFE Hedged Equity ETF	5,873,723,586	2,823,168,675	3,339,983,887	(516,815,212)

Xtrackers MSCI Emerging Markets Hedged Equity ETF	55,170,397	48,745,200	60,040,397	(11,295,197)

Xtrackers MSCI Europe Hedged Equity ETF	606,730,496	155,713,031	212,341,922	(56,628,891)
Xtrackers MSCI Eurozone Hedged Equity ETF	60,364,385	12,493,240	17,655,949	(5,162,709)
Xtrackers MSCI Japan Hedged Equity ETF	509,013,510	139,745,079	194,434,729	(54,689,650)

Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of May 31, 2026, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

In this reporting period, the Funds adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). The adoption impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.

A disaggregation of income taxes paid by jurisdiction is presented when such amounts are significant; however, income taxes paid by the Funds for the year ended May 31, 2026 were not considered significant.

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In consideration of recent decisions rendered by European courts, Xtrackers MSCI EAFE Hedged Equity ETF and Xtrackers MSCI Europe Hedged Equity ETF have filed for additional reclaims (“EU reclaims”) related to prior years. A corresponding receivable is established when both the amount is known and significant contingencies or uncertainties regarding collectability are removed. These amounts, if any, are reported in dividends and interest receivable in the Statement of Assets and Liabilities. For the period ended May 31, 2026, Xtrackers MSCI EAFE Hedged Equity ETF and Xtrackers MSCI Europe Hedged Equity ETF received reclaims and interest related to EU reclaims, which is reported in unaffiliated dividend income and other income in the Statement of Operations. Expenses incurred related to filing EU reclaims are recorded in other expenses in the Statement of Operations. For U.S. income tax purposes, EU tax reclaims received by the Funds, if any, reduce the amount of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event that EU tax reclaims received by a fund during the fiscal year exceed foreign withholding taxes paid, and a fund previously passed foreign tax credits on to its shareholders, a fund must either amend historic tax reporting to shareholders or enter into a closing agreement with the Internal Revenue Service (“IRS”) in order to pay the associated tax liability on behalf of the fund’s shareholders. For the year ended May 31, 2026, the EU reclaims received by the Funds did not exceed the foreign withholding taxes of the Funds. During the fiscal year ended May 31, 2023, the EU reclaims received for Xtrackers MSCI Europe Hedged Equity ETF exceeded the foreign withholding taxes of the Fund. As a result, the Fund entered into a closing agreement with the IRS and recognized a closing agreement fee of $338,274.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. National Financial Services LLC (Fidelity Agency Lending), serves as securities lending agent for Xtrackers MSCI EAFE Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF and Xtrackers MSCI Japan Hedged Equity ETF and lends securities to certain financial institutions under the terms of its securities lending agreements. Deutsche Bank AG, serves as securities lending agent for Xtrackers MSCI All World ex US Hedged Equity ETF and Xtrackers MSCI Emerging Markets Hedged Equity ETF and lends securities to certain financial institutions under the terms of its securities lending agreements. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended May 31, 2026, the Funds invested the cash collateral, if any into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of May 31, 2026) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

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As of May 31, 2026, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at year end.

Remaining Contractual Maturity of the Agreements, as of May 31, 2026
Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total

Xtrackers MSCI All World ex US Hedged Equity ETF

Exchange-Traded Funds	$125,250	$—	$—	$—	$125,250

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$125,250

Xtrackers MSCI EAFE Hedged Equity ETF

Common Stocks	$98,688,049	$—	$—	$—	$98,688,049

Exchange-Traded Funds	$3,324,750	$—	$—	$—	$3,324,750

Preferred Stocks	$2,392,865	$—	$—	$—	$2,392,865

Total Borrowing	$104,405,664	$—	$—	$—	$104,405,664

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$104,405,664

Common Stocks	$22,978,670	$—	$—	$—	$22,978,670

Gross amount of unrecognized liabilities related to non-cash collateral for securities lending transactions					$22,978,670

Xtrackers MSCI Emerging Markets Hedged Equity ETF

Common Stocks	$16,653	$—	$—	$—	$16,653

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$16,653

Xtrackers MSCI Europe Hedged Equity ETF

Common Stocks	$7,155,426	$—	$—	$—	$7,155,426

Preferred Stocks	$335,225	$—	$—	$—	$335,225

Total Borrowing	$7,490,651	$—	$—	$—	$7,490,651

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$7,490,651

Common Stocks	$2,775,307	$—	$—	$—	$2,775,307

Gross amount of unrecognized liabilities related to non-cash collateral for securities lending transactions					$2,775,307

Xtrackers MSCI Eurozone Hedged Equity ETF

Common Stocks	$1,099,138	$—	$—	$—	$1,099,138

Preferred Stocks	$57,192	$—	$—	$—	$57,192

Total Borrowing	$1,156,330	$—	$—	$—	$1,156,330

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$1,156,330

Common Stocks	$569,342	$—	$—	$—	$569,342

Gross amount of unrecognized liabilities related to non-cash collateral for securities lending transactions					$569,342

For the fiscal year ended May 31, 2026, Xtrackers MSCI Japan Hedged Equity ETF had no securities on loan.

Derivatives

Forward Foreign Currency Contracts. Each Fund may enter into forward foreign currency contracts (“forward currency contracts”) designed to offset the Fund’s exposure to non-U.S. currencies. In addition, the Funds may enter into forward currency contracts and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders.

A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the year ended May 31, 2026, Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI EAFE Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF and Xtrackers MSCI Eurozone Hedged Equity ETF, invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. Similarly, the Xtrackers MSCI Japan Hedged Equity ETF invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against the Japanese yen, respectively.

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency contracts. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

A summary of the open forward currency contracts as of May 31, 2026 is included in a table following the Funds’ Schedule of Investments. The investment in forward currency contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the respective Fund had to the value of non U.S currencies during the year ended May 31, 2026.

Futures Contracts. Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the year ended May 31, 2026, Xtrackers MSCI All

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World ex US Hedged Equity ETF, Xtrackers MSCI EAFE Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF and Xtrackers MSCI Japan Hedged Equity ETF utilized futures in order to simulate investments in the Funds’ Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of May 31, 2026 is included in a table following the Funds’ Schedule of Investments.

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The following tables summarize the value of the Funds’ derivative instruments held as of May 31, 2026 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives

Xtrackers MSCI All World ex US Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$345,505	Unrealized depreciation on futures contracts*	$2,940

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	2,040,526	Unrealized depreciation on forward foreign currency contracts	718,363

	Total	$2,386,031	Total	$721,303

Xtrackers MSCI EAFE Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$5,593,984	Unrealized depreciation on futures contracts*	$—

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	74,672,273	Unrealized depreciation on forward foreign currency contracts	10,130,451

	Total	$80,266,257	Total	$10,130,451

Xtrackers MSCI Emerging Markets Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$400,651	Unrealized depreciation on futures contracts*	$—

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	478,145	Unrealized depreciation on forward foreign currency contracts	623,445

	Total	$878,796	Total	$623,445

Xtrackers MSCI Europe Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$501,053	Unrealized depreciation on futures contracts*	$—

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	4,928,270	Unrealized depreciation on forward foreign currency contracts	604,754

	Total	$5,429,323	Total	$604,754

Xtrackers MSCI Eurozone Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$93,704	Unrealized depreciation on futures contracts*	$—

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	491,975	Unrealized depreciation on forward foreign currency contracts	30,438

	Total	$585,679	Total	$30,438

Xtrackers MSCI Japan Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$532,446	Unrealized depreciation on futures contracts*	$—

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	11,465,364	Unrealized depreciation on forward foreign currency contracts	311,217

	Total	$11,997,810	Total	$311,217

*

Futures contracts are reported in the table above using cumulative appreciation or cumulative depreciation of futures contracts, as reported in the futures contracts table following each Fund’s Schedule of Investments; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) variation margin on futures contracts.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the year ended May 31, 2026 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:	Futures Contracts – Equity Contracts	Forward Foreign Currency Contracts – Foreign Exchange Contracts	Total

Xtrackers MSCI All World ex US Hedged Equity ETF	$649,549	$2,401,782	$3,051,331

Xtrackers MSCI EAFE Hedged Equity ETF	21,521,207	98,665,838	120,187,045

Xtrackers MSCI Emerging Markets Hedged Equity ETF	467,531	1,036,225	1,503,756

Xtrackers MSCI Europe Hedged Equity ETF	1,050,947	(9,343,631)	(8,292,684)

Xtrackers MSCI Eurozone Hedged Equity ETF	7,606	(971,885)	(964,279)

Xtrackers MSCI Japan Hedged Equity ETF	2,686,515	54,353,232	57,039,747

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Net Change in Unrealized Appreciation (Depreciation) on:	Futures Contracts – Equity Contracts	Forward Foreign Currency Contracts – Foreign Exchange Contracts	Total

Xtrackers MSCI All World ex US Hedged Equity ETF	$107,396	$1,703,687	$1,811,083

Xtrackers MSCI EAFE Hedged Equity ETF	559,565	49,977,488	50,537,053

Xtrackers MSCI Emerging Markets Hedged Equity ETF	368,622	603,972	972,594

Xtrackers MSCI Europe Hedged Equity ETF	162,834	4,308,894	4,471,728

Xtrackers MSCI Eurozone Hedged Equity ETF	69,196	321,425	390,621

Xtrackers MSCI Japan Hedged Equity ETF	217,405	6,576,758	6,794,163

For the year ended May 31, 2026 the average monthly volume of derivatives was as follows:

	Futures Contracts (Contract Value)	Forward Foreign Currency Contracts (Contract Value)

Xtrackers MSCI All World ex US Hedged Equity ETF	$4,493,823	$(209,202,489)

Xtrackers MSCI EAFE Hedged Equity ETF	144,692,346	(8,018,090,197)

Xtrackers MSCI Emerging Markets Hedged Equity ETF	1,717,994	(77,896,089)

Xtrackers MSCI Europe Hedged Equity ETF	10,910,713	(669,991,335)

Xtrackers MSCI Eurozone Hedged Equity ETF	795,008	(69,573,222)

Xtrackers MSCI Japan Hedged Equity ETF	9,609,020	(466,846,160)

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As of May 31, 2026, the Funds have transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Funds may have collateral agreements with certain counterparties to mitigate risk. Interest expense from collateral received, if any, is included in Interest expense on the Statements of Operations. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)(a)	Net Amount of Derivative Assets ($)	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities ($)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)(a)	Net Amount of Derivatives Liabilities ($)

Xtrackers MSCI All World ex US Hedged Equity ETF

Bank of America	319	(319)	—	—	21,615	(319)	—	21,296

Citigroup Global Markets	599	(599)	—	—	3,060	(599)	—	2,461

Goldman Sachs & Co.	6,294	(6,294)	—	—	104,122	(6,294)	—	97,828

JP Morgan & Chase Co.	262,991	(181,479)	—	81,512	181,479	(181,479)	—	—

Morgan Stanley Capital	1,055,153	(32,025)	—	1,023,128	32,025	(32,025)	—	—

RBC Capital Markets	651,027	(333,616)	270,000	47,411	333,616	(333,616)	—	—

The Bank of New York Mellon	64,143	(42,446)	—	21,697	42,446	(42,446)	—	—

	2,040,526	(596,778)	270,000	1,173,748	718,363	(596,778)	—	121,585

Xtrackers MSCI EAFE Hedged Equity ETF

Bank of America	—	—	—	—	150,285	—	—	150,285

Goldman Sachs & Co.	344,209	(317,926)	—	26,283	317,926	(317,926)	—	—

JP Morgan & Chase Co.	506,479	(506,479)	—	—	4,125,639	(506,479)	—	3,619,160

Morgan Stanley Capital	59,515,939	(1,966,836)	—	57,549,103	1,966,836	(1,966,836)	—	—

RBC Capital Markets	12,049,767	(1,303,773)	—	10,745,994	1,303,773	(1,303,773)	—	—

The Bank of New York Mellon	2,255,879	(2,255,879)	—	—	2,265,992	(2,255,879)	—	10,113

	74,672,273	(6,350,893)	—	68,321,380	10,130,451	(6,350,893)	—	3,779,558

Xtrackers MSCI Emerging Markets Hedged Equity ETF

Bank of America	501	(501)	—	—	22,156	(501)	—	21,655

Citigroup Global Markets	2,731	(2,731)	—	—	39,858	(2,731)	—	37,127

Goldman Sachs & Co.	5,869	(5,869)	—	—	76,113	(5,869)	—	70,244

JP Morgan & Chase Co.	106,840	(102,387)	—	4,453	102,387	(102,387)	—	—

Morgan Stanley Capital	3,385	(210)	—	3,175	210	(210)	—	—

RBC Capital Markets	330,858	(330,858)	—	—	380,315	(330,858)	(290,000)	240,543

The Bank of New York Mellon	27,961	(2,406)	—	25,555	2,406	(2,406)	—	—

	478,145	(444,962)	—	33,183	623,445	(444,962)	(290,000)	111,517

Xtrackers MSCI Europe Hedged Equity ETF

Bank of America	—	—	—	—	19,971	—	—	19,971

Goldman Sachs & Co.	13,160	(13,160)	—	—	63,722	(13,160)	—	50,562

Morgan Stanley Capital	3,136,752	(182,954)	—	2,953,798	182,954	(182,954)	—	—

RBC Capital Markets	1,505,782	(33,513)	—	1,472,269	33,513	(33,513)	—	—

The Bank of New York Mellon	272,576	(272,576)	—	—	304,594	(272,576)	—	32,018

	4,928,270	(502,203)	—	4,426,067	604,754	(502,203)	—	102,551

Xtrackers MSCI Eurozone Hedged Equity ETF

Morgan Stanley Capital	491,975	(30,438)	—	461,537	30,438	(30,438)	—	—

	491,975	(30,438)	—	461,537	30,438	(30,438)	—	—

Xtrackers MSCI Japan Hedged Equity ETF

Morgan Stanley Capital	11,465,364	(311,217)	—	11,154,147	311,217	(311,217)	—	—

	11,465,364	(311,217)	—	11,154,147	311,217	(311,217)	—	—

(a)	The actual collateral received/(pledged) may be more than the amount shown.

Cash. Cash consists of cash held at banks and is on deposit with major financial institutions.

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Affiliated Cash Management Vehicles. The Funds may invest uninvested cash balances in DWS Government Money Market Series, an affiliated money market fund managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. DWS Government Money Market Series is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Funds indirectly bear their proportionate share of the expenses of their investment in DWS Government Money Market Series. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in DWS Government Money Market Series.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee

Xtrackers MSCI All World ex US Hedged Equity ETF	0.40%

Xtrackers MSCI EAFE Hedged Equity ETF	0.35%

Xtrackers MSCI Emerging Markets Hedged Equity ETF	0.65%

Xtrackers MSCI Europe Hedged Equity ETF	0.45%

Xtrackers MSCI Eurozone Hedged Equity ETF	0.45%

Xtrackers MSCI Japan Hedged Equity ETF	0.45%

The Advisor for the funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in affiliated cash management vehicles. For the year ended May 31, 2026, the Advisor waived expenses of the Funds as follows:

Expenses Waived

Xtrackers MSCI All World ex US Hedged Equity ETF	$6,178

Xtrackers MSCI EAFE Hedged Equity ETF	116,185

Xtrackers MSCI Emerging Markets Hedged Equity ETF	1,648

Xtrackers MSCI Europe Hedged Equity ETF	7,627

Xtrackers MSCI Eurozone Hedged Equity ETF	650

Xtrackers MSCI Japan Hedged Equity ETF	7,848

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

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Affiliated Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the funds listed below. For the year ended May 31, 2026, the Funds incurred securities lending agent fees to Deutsche Bank AG as follows:

Securities Lending Agent Fees

Xtrackers MSCI All World ex US Hedged Equity ETF	$388

Xtrackers MSCI Emerging Markets Hedged Equity ETF	58

4. Investment Portfolio Transactions

For the year ended May 31, 2026, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales

Xtrackers MSCI All World ex US Hedged Equity ETF	$31,377,391	$21,546,017

Xtrackers MSCI EAFE Hedged Equity ETF	973,609,415	1,129,609,544

Xtrackers MSCI Emerging Markets Hedged Equity ETF	12,145,922	9,584,098

Xtrackers MSCI Europe Hedged Equity ETF	73,660,912	91,307,316

Xtrackers MSCI Eurozone Hedged Equity ETF	7,679,300	9,435,362

Xtrackers MSCI Japan Hedged Equity ETF	109,227,006	53,199,462

For the year ended May 31, 2026, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales

Xtrackers MSCI All World ex US Hedged Equity ETF	$21,896,786	$—

Xtrackers MSCI EAFE Hedged Equity ETF	276,005,699	867,110,184

Xtrackers MSCI Emerging Markets Hedged Equity ETF	459,028	1,545,496

Xtrackers MSCI Europe Hedged Equity ETF	103,607,545	105,318,086

Xtrackers MSCI Eurozone Hedged Equity ETF	10,756,078	24,617,494

Xtrackers MSCI Japan Hedged Equity ETF	153,318,116	63,695,815

5. Fund Share Transactions

As of May 31, 2026, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Payments by Affiliates

During the year ended May 31, 2026, the Advisor agreed to reimburse the Funds and amounts below for losses due to trades executed incorrectly. The amounts compensated were less than 0.01% of the Funds’ average net assets, thus having no impact on the Funds’ total return.

DBX Advisors LLC	Amount

Xtrackers MSCI EAFE Hedged Equity ETF	$10,820

Xtrackers MSCI Emerging Markets Hedged Equity ETF	375

Xtrackers MSCI Europe Hedged Equity ETF	304

7. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, future adverse political, social and economic developments, and US and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargoes. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that

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are more volatile or less easily assessed than those of comparable securities of issuers in developed markets. There is also substantially less publicly available information about emerging market issuers than there is about issuers in developed countries. Therefore, disclosure of certain material information may not be made, and less information may be available to the Funds and other investors than would be the case if the Funds’ investments were restricted to securities of issuers in developed countries. Investments in emerging markets are often considered speculative.

Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others; more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in lack of liquidity and in price volatility; currency revaluations and other currency exchange rate fluctuations or blockage; the nature and extent of intervention by the Chinese government in the Chinese securities markets (including both direct and indirect market stabilization efforts, which may affect valuations of Chinese issuers), whether such intervention will continue and the impact of such intervention or its discontinuation; the risk of nationalization or expropriation of assets; the risk that the Chinese government may decide not to continue to support economic reform programs; limitations on the use of brokers (or action by the Chinese government that discourages brokers from serving international clients); higher rates of inflation; greater political, economic and social uncertainty; higher market volatility caused by any potential regional territorial conflicts or natural disasters; the risk of increased trade tariffs, embargoes and other trade or regulatory limitations; restrictions on foreign ownership which require U.S. investors to invest in offshore special purpose companies to obtain indirect exposure to Chinese issuers; custody risks associated with investing through Stock Connect, a Qualified Foreign Investor (“QFI”) or other programs to access the Chinese securities markets, both interim and permanent market regulations which may affect the ability of certain stockholders to sell Chinese securities when it would otherwise be advisable; different and less stringent financial reporting standards; and increased political pressure from the U.S. and other countries to restrict the ability of investors outside China to invest in Chinese issuers.

8. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate plus .10%. Each Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the 1940 Act or 25 percent of adjusted total net assets. The Funds had no outstanding loans at May 31, 2026.

114 | DBX ETF Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders of

Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI EAFE Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF and Xtrackers MSCI Japan Hedged Equity ETF and the Board of Trustees of DBX ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI EAFE Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF and Xtrackers MSCI Japan Hedged Equity ETF (collectively referred to as the “Funds”), (six of the funds constituting DBX ETF Trust (the “Trust”)), including the schedules of investments, as of May 31, 2026, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (six of the funds constituting DBX ETF Trust) at May 31, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of the internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

July 27, 2026

DBX ETF Trust | 115

Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI EAFE Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF and Xtrackers MSCI Japan Hedged Equity ETF

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT WITH DBX ADVISORS LLC

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on May 12-13, 2026 (the “Meeting”), the Trustees, all of whom are Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI EAFE Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF and Xtrackers MSCI Japan Hedged Equity ETF (each a “Fund,” and collectively, the “Funds”) for another annual period ending on May 31, 2027. The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) for purposes of reviewing the Investment Advisory Agreement’s terms, including statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”) regarding (a) fee and expense information for each Fund (including the fee and expense components and any amounts waived or reimbursed) as compared to a peer group of other exchange-traded funds (“ETFs”) selected pursuant to Broadridge’s proprietary methodology (each, a “Peer Group”) and (b) for Funds with three years of performance history as of December 31, 2025, each Fund’s tracking error as compared to its underlying index over the previous five years. The Independent Trustees met with representatives of the Advisor on May 12, 2026 to review financial reports and other information provided by the Advisor and inquire further with regard to the financial information provided, and asked questions of the Advisor during this meeting. The Independent Trustees also took into consideration the discussions they had with management before and during the Meeting and among themselves during their Executive Sessions held during the Meeting.

The Independent Trustees also noted that they had received and took into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance, tracking error and related financial information, presentations given by DBX, as well as periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds.

In reaching its decision to approve the continuation of the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fees; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Vedder Price P.C. (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services. The Board reviewed in detail the nature, extent and quality of services provided and the risks incurred by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

116 | DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds.

The Board considered the information regarding each Fund’s tracking error compared to its underlying index that had been provided by the Advisor and by Broadridge. The Board took note of the detailed information provided by the Advisor throughout the year with respect to each Fund’s tracking error and the sources thereof. The Trustees noted that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Funds’ compliance program.

Advisor’s Financial Resources. In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee. The Board compared each Fund’s advisory fee and total expenses to those of the other ETFs in its Peer Group. The Board noted that due to the special characteristics of certain Funds, there were limitations faced by Broadridge in providing comparable funds in the Peer Groups and the information in the Broadridge reports accordingly may or may not provide meaningful direct comparisons to the Funds. The Board noted that the Peer Groups for the Funds included ETFs that were not currency hedged. The Board also noted that each Fund had advisory fees and/or total expenses (after waivers/reimbursements, as applicable) that were above the average and/or median of its respective Peer Group.

The Board considered, however, the following additional factors in connection with the Funds:

-

The Peer Group for each of Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI EAFE Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF and Xtrackers MSCI Eurozone Hedged Equity ETF did not contain any other currency-hedged ETFs. In addition, Xtrackers MSCI Emerging Markets Hedged Equity ETF’s advisory fees and total expenses were lower than the largest fund included in its Peer Group.

-

Xtrackers MSCI Japan Hedged Equity ETF had advisory fees and total expenses that were lower than the largest currency-hedged fund included in its Peer Group, and its advisory fees and total expenses were equal to the median of its Peer Group.

The Board accordingly noted that each Fund’s fee is competitive with the fees of applicable peer ETFs.

The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Advisor pays all of the Funds’ operating expenses (subject to certain specified exceptions). The Board considered that each Fund’s fee had been priced to scale when it was established. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Advisor and that the Advisor also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

DBX ETF Trust | 117

Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

Costs of Services and Profitability. The Board considered the expenses of the Advisor in developing and rendering services provided to the Funds and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Funds, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that, although only some of the Funds were profitable at this time, the Advisor’s profitability with respect to each profitable Fund was not excessive. The Board considered whether the Advisor would benefit in other ways from its relationship with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

Economies of Scale. The Board considered that Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI EAFE Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF and Xtrackers MSCI Japan Hedged Equity ETF had attracted a substantial amount of assets, but determined that those Funds were not experiencing economies of scale beyond what was reflected in each Fund’s unitary fee, which the Board noted was competitive. The Board considered that the other Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets. The Board also acknowledged that the concept of economies of scale is a complex subject as to determining with a fair degree of certainty whether economies of scale exist, to what extent they exist, whether scale can result in additional expenses, and alternative ways advisors can share benefits of economies of scale.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

118 | DBX ETF Trust

Tax Information (Unaudited)

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its period ended May 31, 2026.

	Qualified Dividend Income*	Dividends Received Reduction*

Xtrackers MSCI All World ex US Hedged Equity ETF	85%	4%

Xtrackers MSCI EAFE Hedged Equity ETF	72%	5%

Xtrackers MSCI Emerging Markets Hedged Equity ETF	59%	—%

Xtrackers MSCI Europe Hedged Equity ETF	91%	9%

Xtrackers MSCI Eurozone Hedged Equity ETF	86%	2%

Xtrackers MSCI Japan Hedged Equity ETF	54%	—%

*	The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Each Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Paid

Xtrackers MSCI All World ex US Hedged Equity ETF	$5,726,337	$599,879

Xtrackers MSCI EAFE Hedged Equity ETF	187,330,003	12,990,385

Xtrackers MSCI Emerging Markets Hedged Equity ETF	2,052,676	323,350

Xtrackers MSCI Europe Hedged Equity ETF	18,667,501	754,797

Xtrackers MSCI Eurozone Hedged Equity ETF	1,998,746	275,386

Xtrackers MSCI Japan Hedged Equity ETF	11,116,068	942,862

DBX ETF Trust | 119

May 31, 2026

Annual Financial Statements and Other Information

DBX ETF Trust

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

Xtrackers Nifty 500 India ETF (IND)

Table of Contents

Page

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF	2

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	8

Xtrackers Nifty 500 India ETF	17

Statements of Assets and Liabilities	25

Statements of Operations	26

Statements of Changes in Net Assets	27

Financial Highlights	29

Notes to Financial Statements	32

Report of Independent Registered Public Accounting Firm	41

Board Considerations in Approval of Investment Advisory Contracts	43

Tax Information	49

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DBX ETF Trust  |  1

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF

May 31, 2026

	Number of Shares	Value $
COMMON STOCKS — 99.8%
Communication Services — 0.8%
Beijing Enlight Media Co. Ltd., Class A	759,300	1,430,990
China United Network Communications Ltd., Class A	8,559,581	5,503,700
Focus Media Information Technology Co. Ltd., Class A	5,197,979	4,287,278
Kunlun Tech Co. Ltd., Class A *	480,218	3,117,552
Mango Excellent Media Co. Ltd., Class A	389,422	1,004,451

(Cost $15,434,870)		15,343,971

Consumer Discretionary — 5.6%
Beijing Roborock Technology Co. Ltd., Class A	104,138	1,578,394
BYD Co. Ltd., Class A	1,331,546	18,930,143
China Tourism Group Duty Free Corp. Ltd., Class A	488,051	4,298,122
Chongqing Changan Automobile Co. Ltd., Class A	2,555,177	2,991,294
Fuyao Glass Industry Group Co. Ltd., Class A	814,524	6,340,123
Great Wall Motor Co. Ltd., Class A	716,723	1,789,344
Gree Electric Appliances, Inc. of Zhuhai, Class A	2,211,686	12,805,306
Guangzhou Automobile Group Co. Ltd., Class A	1,226,563	1,100,504
Haier Smart Home Co. Ltd., Class A	1,938,815	5,983,838
Huali Industrial Group Co. Ltd., Class A	88,760	448,438
Huayu Automotive Systems Co. Ltd., Class A	809,410	1,999,208
Huizhou Desay Sv Automotive Co. Ltd., Class A	159,734	2,402,633
Midea Group Co. Ltd., Class A	2,423,729	28,965,233
Ningbo Tuopu Group Co. Ltd., Class A	436,284	4,024,082
SAIC Motor Corp. Ltd., Class A	2,261,497	4,118,316
Sailun Group Co. Ltd., Class A	1,365,400	2,549,037
Seres Group Co. Ltd., Class A	402,944	4,851,790
Zhejiang China Commodities City Group Co. Ltd., Class A	1,357,566	2,570,532

(Cost $80,275,134)		107,746,337

Consumer Staples — 6.7%
Anhui Gujing Distillery Co. Ltd., Class A	83,849	1,153,012
Eastroc Beverage Group Co. Ltd., Class A	135,798	2,859,159
Foshan Haitian Flavouring & Food Co. Ltd., Class A	878,761	4,665,734
Guangdong Haid Group Co. Ltd., Class A	419,022	2,900,507

	Number of Shares	Value $
Henan Shuanghui Investment & Development Co. Ltd., Class A	581,677	2,151,207
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	3,148,957	12,530,106
Jiangsu King’s Luck Brewery JSC Ltd., Class A	355,871	1,593,853
Jiangsu Yanghe Distillery Co. Ltd., Class A	289,485	1,942,223
Kweichow Moutai Co. Ltd., Class A	302,326	59,255,950
Luzhou Laojiao Co. Ltd., Class A	355,581	4,785,020
Muyuan Foods Group Co. Ltd., Class A	1,337,772	7,527,971
New Hope Liuhe Co. Ltd., Class A	956,255	1,115,227
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	244,153	4,630,220
Tsingtao Brewery Co. Ltd., Class A	177,763	1,606,496
Wens Foodstuff Group Co. Ltd., Class A	2,629,618	5,317,307
Wuliangye Yibin Co. Ltd., Class A	953,321	11,962,133
Yihai Kerry Arawana Holdings Co. Ltd., Class A	318,170	1,258,515

(Cost $97,078,676)		127,254,640

Energy — 2.5%
China Coal Energy Co. Ltd., Class A	925,786	2,145,703
China Merchants Energy Shipping Co. Ltd., Class A	1,592,100	3,732,385
China Oilfield Services Ltd., Class A	334,539	644,324
China Petroleum & Chemical Corp., Class A	7,156,414	5,130,387
China Shenhua Energy Co. Ltd., Class A	1,797,328	12,465,172
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	880,554	2,535,467
PetroChina Co. Ltd., Class A	5,618,762	9,027,825
Shaanxi Coal Industry Co. Ltd., Class A	1,955,829	7,441,361
Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,437,650	1,442,898
Yankuang Energy Group Co. Ltd., Class A	953,380	3,072,101

(Cost $27,338,658)		47,637,623

Financials — 19.2%
Agricultural Bank of China Ltd., Class A	13,930,284	13,013,376
Bank of Beijing Co. Ltd., Class A	7,349,507	5,529,539
Bank of Chengdu Co. Ltd., Class A	1,290,656	3,548,431
Bank of China Ltd., Class A	6,981,800	6,047,529
Bank of Communications Co. Ltd., Class A	12,913,259	12,712,268

See Notes to Financial Statements.

2  |  DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

May 31, 2026

	Number of Shares	Value $
Bank of Hangzhou Co. Ltd., Class A	2,519,261	5,961,800
Bank of Jiangsu Co. Ltd., Class A	7,218,370	12,046,088
Bank of Nanjing Co. Ltd., Class A	3,026,380	4,822,311
Bank of Ningbo Co. Ltd., Class A	1,614,434	7,404,828
Bank of Shanghai Co. Ltd., Class A	4,871,358	6,502,056
Beijing Compass Technology Development Co. Ltd., Class A	178,600	2,424,787
Capital Securities Co. Ltd., Class A	269,400	579,792
China CITIC Bank Corp. Ltd., Class A	2,571,522	2,820,376
China Construction Bank Corp., Class A	4,390,775	6,464,180
China Everbright Bank Co. Ltd., Class A	9,172,273	4,202,925
China Galaxy Securities Co. Ltd., Class A	1,120,617	2,034,082
China International Capital Corp. Ltd., Class A	582,010	2,906,910
China Life Insurance Co. Ltd., Class A	835,550	4,178,183
China Merchants Bank Co. Ltd., Class A	5,998,564	33,702,188
China Merchants Securities Co. Ltd., Class A	1,831,495	4,599,516
China Minsheng Banking Corp. Ltd., Class A	12,308,997	6,458,980
China Pacific Insurance Group Co. Ltd., Class A	1,672,420	7,955,076
China Zheshang Bank Co. Ltd., Class A	7,504,640	3,327,852
Chongqing Rural Commercial Bank Co. Ltd., Class A	2,715,030	2,664,745
Cinda Securities Co. Ltd., Class A	470,800	1,196,955
CITIC Securities Co. Ltd., Class A	4,811,681	18,527,529
CNPC Capital Co. Ltd., Class A	1,291,900	1,489,486
CSC Financial Co. Ltd., Class A	685,861	2,472,640
East Money Information Co. Ltd., Class A	6,276,644	17,776,078
Everbright Securities Co. Ltd., Class A	1,008,898	2,128,062
Founder Securities Co. Ltd., Class A	2,065,096	2,103,160
GF Securities Co. Ltd., Class A	1,472,853	4,112,485
Guolian Minsheng Securities Co. Ltd., Class A	846,100	1,086,812
Guosen Securities Co. Ltd., Class A	1,499,118	2,242,483
Guotai Haitong Securities Co. Ltd.	5,475,305	12,447,370
Hithink RoyalFlush Information Network Co. Ltd., Class A	160,193	5,393,044
Hongta Securities Co. Ltd., Class A	600,500	608,906

	Number of Shares	Value $
Huatai Securities Co. Ltd., Class A	2,867,807	7,706,492
Huaxia Bank Co. Ltd., Class A	3,191,293	3,165,207
Industrial & Commercial Bank of China Ltd., Class A	15,695,651	16,750,565
Industrial Bank Co. Ltd., Class A	8,164,676	22,326,653
Industrial Securities Co. Ltd., Class A	3,523,523	2,994,732
New China Life Insurance Co. Ltd., Class A	421,553	3,719,970
Orient Securities Co. Ltd., Class A	2,412,671	3,320,173
People’s Insurance Co. Group of China Ltd., Class A	1,637,398	1,655,477
Ping An Bank Co. Ltd., Class A	4,800,551	7,755,757
Ping An Insurance Group Co. of China Ltd., Class A	5,193,041	41,066,575
Postal Savings Bank of China Co. Ltd., Class A	5,387,600	3,965,862
SDIC Capital Co. Ltd., Class A	1,084,029	1,031,905
Shanghai Pudong Development Bank Co. Ltd., Class A	6,421,412	8,893,712
Shanghai Rural Commercial Bank Co. Ltd., Class A	2,776,800	3,488,803
Shenwan Hongyuan Group Co. Ltd., Class A	4,490,587	2,927,215
Zheshang Securities Co. Ltd., Class A	1,365,950	1,905,986
Zhongtai Securities Co. Ltd., Class A	1,578,845	1,269,555

(Cost $294,073,905)		367,437,467

Health Care — 4.2%
Aier Eye Hospital Group Co. Ltd., Class A	2,434,594	3,281,968
Beijing Tiantan Biological Products Corp. Ltd., Class A	538,834	1,079,213
Beijing Tong Ren Tang Co. Ltd., Class A	371,096	1,406,975
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A *	180,093	922,653
Changchun High-Tech Industry Group Co. Ltd., Class A	155,278	1,688,588
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	357,931	1,293,573
Chongqing Zhifei Biological Products Co. Ltd., Class A *	631,234	1,268,010
Hangzhou Tigermed Consulting Co. Ltd., Class A	259,734	1,514,567
Huadong Medicine Co. Ltd., Class A	461,068	1,977,768
Imeik Technology Development Co. Ltd., Class A	79,887	1,236,925
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	2,182,005	16,187,727

See Notes to Financial Statements.

DBX ETF Trust  | 3

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

May 31, 2026

	Number of Shares	Value $
Pharmaron Beijing Co. Ltd., Class A	535,085	1,985,224
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	670,322	2,303,666
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	418,583	1,019,651
Shanghai RAAS Blood Products Co. Ltd., Class A	2,810,034	2,205,561
Shanghai United Imaging Healthcare Co. Ltd., Class A	247,841	4,407,088
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	302,590	6,790,865
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	203,521	1,406,083
Sichuan Biokin Pharmaceutical Co. Ltd., Class A *	41,535	1,464,681
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	571,800	3,073,975
WuXi AppTec Co. Ltd., Class A	1,199,028	18,006,777
Yunnan Baiyao Group Co. Ltd., Class A	488,050	3,602,681
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	156,900	2,978,069

(Cost $82,009,647)		81,102,288

Industrials — 16.8%
AECC Aviation Power Co. Ltd., Class A	789,635	4,846,148
Air China Cargo Co. Ltd., Class A	708,700	540,537
Air China Ltd., Class A *	1,962,679	1,975,647
Beijing New Building Materials PLC, Class A	543,597	1,840,032
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	14,901,626	11,057,331
China CSSC Holdings Ltd., Class A	2,248,781	12,425,086
China Eastern Airlines Corp. Ltd., Class A *	4,346,134	2,820,204
China Energy Engineering Corp. Ltd., Class A	7,213,777	3,081,581
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	1,035,037	1,536,040
China National Chemical Engineering Co. Ltd., Class A	2,128,416	2,428,772
China Railway Group Ltd., Class A	5,377,602	3,791,578
China Southern Airlines Co. Ltd., Class A *	2,827,666	2,294,634
China State Construction Engineering Corp. Ltd., Class A	10,352,107	7,390,755
Contemporary Amperex Technology Co. Ltd., Class A	1,275,887	79,963,356
COSCO SHIPPING Holdings Co. Ltd., Class A	3,135,517	6,553,473
CRRC Corp. Ltd., Class A	6,365,516	5,429,032

	Number of Shares	Value $
Daqin Railway Co. Ltd., Class A	6,341,355	4,864,771
Dongfang Electric Corp. Ltd., Class A	661,564	3,445,065
Eve Energy Co. Ltd., Class A	616,092	5,799,113
Goneo Group Co. Ltd., Class A	207,978	1,278,247
Gotion High-tech Co. Ltd., Class A	550,426	2,680,818
Jiangsu Expressway Co. Ltd., Class A	279,323	532,197
Jiangsu Hengli Hydraulic Co. Ltd., Class A	269,030	4,338,886
Jiangsu Zhongtian Technology Co. Ltd., Class A	1,444,079	9,005,616
Kuang-Chi Technologies Co. Ltd., Class A *	846,400	5,030,633
Metallurgical Corp. of China Ltd., Class A	3,768,758	1,576,513
NARI Technology Co. Ltd., Class A	2,125,794	7,824,083
Ningbo Deye Technology Co. Ltd., Class A	258,670	4,421,474
Ningbo Zhoushan Port Co. Ltd., Class A	2,482,200	1,276,818
Power Construction Corp. of China Ltd., Class A	4,262,528	3,364,507
Qingdao Port International Co. Ltd., Class A	481,600	649,935
Sany Heavy Industry Co. Ltd., Class A	3,002,494	7,961,914
SF Holding Co. Ltd., Class A	1,199,975	6,199,153
Shanghai International Airport Co. Ltd., Class A	738,573	2,736,911
Shanghai International Port Group Co. Ltd., Class A	1,709,847	1,296,545
Shenzhen Inovance Technology Co. Ltd., Class A	959,516	10,489,676
Sichuan Road & Bridge Group Co. Ltd., Class A	1,355,299	1,754,899
Sieyuan Electric Co. Ltd., Class A	312,383	9,334,135
Spring Airlines Co. Ltd., Class A	238,291	1,725,904
Sungrow Power Supply Co. Ltd., Class A	704,270	18,528,818
TBEA Co. Ltd., Class A	2,483,378	9,305,372
Weichai Power Co. Ltd., Class A	2,702,818	14,118,751
XCMG Construction Machinery Co. Ltd., Class A	4,670,440	6,730,934
YTO Express Group Co. Ltd., Class A	890,643	2,468,413
Yutong Bus Co. Ltd., Class A	704,000	3,361,152
Zhejiang Chint Electrics Co. Ltd., Class A	575,092	2,477,079
Zhejiang Huayou Cobalt Co. Ltd., Class A	741,553	6,006,697
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	1,108,517	7,592,964
Zhuzhou CRRC Times Electric Co. Ltd., Class A	170,359	1,536,059

See Notes to Financial Statements.

4   |  DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

May 31, 2026

	Number of Shares	Value $
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	2,769,013	2,951,027

(Cost $219,077,367)		320,639,285

Information Technology — 31.3%
360 Security Technology, Inc., Class A	1,899,568	2,835,889
ACM Research Shanghai, Inc., Class A	58,919	1,994,709
Advanced Micro-Fabrication Equipment, Inc., China, Class A	327,178	14,396,161
Anker Innovations Technology Co. Ltd., Class A	124,000	2,304,300
Avary Holding Shenzhen Co. Ltd., Class A	377,643	5,861,719
Beijing Kingsoft Office Software, Inc., Class A	129,108	4,551,499
BOE Technology Group Co. Ltd., Class A	19,870,235	15,008,485
Cambricon Technologies Corp. Ltd., Class A	153,334	29,690,854
Chaozhou Three-Circle Group Co. Ltd., Class A	703,773	13,396,581
China Railway Signal & Communication Corp. Ltd., Class A	2,435,464	1,727,969
China Resources Microelectronics Ltd., Class A	321,810	3,048,617
CSI Solar Co. Ltd., Class A	787,979	1,543,276
Empyrean Technology Co. Ltd., Class A *	121,500	2,056,339
Eoptolink Technology, Inc. Ltd., Class A *	479,166	50,035,744
Foxconn Industrial Internet Co. Ltd., Class A	1,939,250	21,039,858
GigaDevice Semiconductor, Inc., Class A	333,465	23,019,155
GoerTek, Inc., Class A	1,401,521	5,558,188
Hangzhou Silan Microelectronics Co. Ltd., Class A	802,527	4,104,391
Huaqin Co. Ltd., Class A	226,814	3,567,175
Hundsun Technologies, Inc., Class A	959,614	3,442,542
Hygon Information Technology Co. Ltd., Class A	457,017	19,853,857
IEIT Systems Co. Ltd., Class A	565,187	5,399,322
Iflytek Co. Ltd., Class A	1,264,300	8,951,557
Isoftstone Information Technology Group Co. Ltd., Class A	394,653	1,927,385
JA Solar Technology Co. Ltd., Class A *	1,142,282	1,538,171
JCET Group Co. Ltd., Class A	790,789	9,590,741
Jinko Solar Co. Ltd., Class A *	2,091,179	1,811,347
Lens Technology Co. Ltd., Class A	1,054,678	6,313,757

	Number of Shares	Value $
Lingyi iTech Guangdong Co., Class A	1,910,160	4,108,144
LONGi Green Energy Technology Co. Ltd., Class A *	3,077,055	6,317,576
Loongson Technology Corp. Ltd., Class A *	102,197	2,202,463
Luxshare Precision Industry Co. Ltd., Class A	2,495,775	27,037,286
Maxscend Microelectronics Co. Ltd., Class A *	216,917	3,466,029
Montage Technology Co. Ltd., Class A	580,824	21,720,910
National Silicon Industry Group Co. Ltd., Class A *	1,023,694	4,191,436
NAURA Technology Group Co. Ltd., Class A	218,116	20,307,262
OmniVision Integrated Circuits Group, Inc.	453,668	6,370,517
Range Intelligent Computing Technology Group Co. Ltd., Class A	426,008	5,281,257
Rockchip Electronics Co. Ltd., Class A	116,500	3,025,077
SG Micro Corp., Class A	246,851	4,297,170
Shanghai Baosight Software Co. Ltd., Class A	614,656	1,830,712
Shengyi Technology Co. Ltd., Class A	621,198	12,911,898
Shennan Circuits Co. Ltd., Class A	139,996	8,513,408
Shenzhen Transsion Holdings Co. Ltd., Class A	314,578	2,799,224
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A *	637,160	20,065,176
Suzhou TFC Optical Communication Co. Ltd., Class A	230,563	15,513,322
TCL Technology Group Corp., Class A	11,074,354	7,006,081
Tongwei Co. Ltd., Class A *	1,403,489	3,064,097
Unigroup Guoxin Microelectronics Co. Ltd., Class A	415,592	4,871,394
Unisplendour Corp. Ltd., Class A	1,184,835	5,015,842
Victory Giant Technology Huizhou Co. Ltd., Class A	297,597	16,210,729
WUS Printed Circuit Kunshan Co. Ltd., Class A	679,299	13,258,043
Xinjiang Daqo New Energy Co. Ltd., Class A *	371,931	1,070,388
Yealink Network Technology Corp. Ltd., Class A	434,993	2,324,361
Yonyou Network Technology Co. Ltd., Class A *	1,150,019	1,762,774
Zhejiang Dahua Technology Co. Ltd., Class A	1,337,601	3,299,863
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	386,591	2,904,019

See Notes to Financial Statements.

DBX ETF Trust  | 5

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

May 31, 2026

	Number of Shares	Value $
Zhongji Innolight Co. Ltd., Class A	539,226	92,549,874
ZTE Corp., Class A *	1,600,452	8,686,769

(Cost $248,261,492)		596,552,689

Materials — 9.2%
Aluminum Corp. of China Ltd., Class A	3,962,518	6,688,832
Anhui Conch Cement Co. Ltd., Class A	1,232,167	3,669,928
Baoshan Iron & Steel Co. Ltd., Class A	4,366,743	3,892,135
China Jushi Co. Ltd., Class A	1,199,388	7,463,709
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	1,239,822	8,910,195
Citic Pacific Special Steel Group Co. Ltd., Class A	471,472	985,413
CMOC Group Ltd., Class A	4,251,660	11,632,629
Ganfeng Lithium Group Co. Ltd., Class A	562,747	5,945,805
Guangzhou Tinci Materials Technology Co. Ltd., Class A	713,648	5,488,464
Hengli Petrochemical Co. Ltd., Class A	1,042,795	2,649,645
Hoshine Silicon Industry Co. Ltd., Class A	162,314	913,381
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	11,259,427	3,927,727
Jiangsu Eastern Shenghong Co. Ltd., Class A *	1,345,984	2,397,396
Jiangxi Copper Co. Ltd., Class A	524,381	3,371,702
LB Group Co. Ltd., Class A	903,390	1,909,521
Ningxia Baofeng Energy Group Co. Ltd., Class A	1,149,574	4,078,131
Qinghai Salt Lake Industry Co. Ltd., Class A *	1,623,989	7,386,242
Rongsheng Petrochemical Co. Ltd., Class A *	1,597,237	2,658,403
Satellite Chemical Co. Ltd., Class A	858,287	2,952,174
Shandong Gold Mining Co. Ltd., Class A	895,290	3,820,529
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	767,361	3,338,127
Shandong Nanshan Aluminum Co. Ltd., Class A	3,681,031	2,829,344
Shanjin International Gold Co. Ltd., Class A	865,800	2,874,354
Tianqi Lithium Corp., Class A *	516,009	4,796,039
Tongling Nonferrous Metals Group Co. Ltd., Class A	4,132,700	4,214,984
Wanhua Chemical Group Co. Ltd., Class A	928,598	10,081,670
Yunnan Aluminium Co. Ltd., Class A	1,047,647	4,411,846

	Number of Shares	Value $
Zangge Mining Co. Ltd., Class A	400,501	4,569,002
Zhejiang Juhua Co. Ltd., Class A	689,180	3,363,742
Zhejiang NHU Co. Ltd., Class A	786,693	3,415,247
Zhongjin Gold Corp. Ltd., Class A	1,443,173	4,782,631
Zijin Mining Group Co. Ltd., Class A	7,998,502	35,988,707

(Cost $102,728,029)		175,407,654

Real Estate — 0.4%
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,727,605	2,252,298
China Vanke Co. Ltd., Class A *	3,237,105	1,698,627
Hainan Airport Infrastructure Co. Ltd., Class A	2,752,902	1,306,197
Poly Developments and Holdings Group Co. Ltd., Class A	3,631,086	3,096,887

(Cost $12,713,783)		8,354,009

Utilities — 3.1%
CGN Power Co. Ltd., Class A	4,443,730	3,008,335
China National Nuclear Power Co. Ltd., Class A	4,205,023	5,618,879
China Three Gorges Renewables Group Co. Ltd., Class A	7,507,119	4,627,243
China Yangtze Power Co. Ltd., Class A	6,042,791	24,786,403
ENN Natural Gas Co. Ltd., Class A	463,509	1,339,423
GD Power Development Co. Ltd., Class A	4,647,278	3,537,682
Huadian New Energy Group Co. Ltd., Class A	1,631,300	1,550,450
Huadian Power International Corp. Ltd., Class A	2,083,733	1,712,497
Huaneng Lancang River Hydropower, Inc., Class A	1,143,700	1,673,633
Huaneng Power International, Inc., Class A	2,285,902	2,997,051
SDIC Power Holdings Co. Ltd., Class A	1,277,466	2,700,215
Sichuan Chuantou Energy Co. Ltd., Class A	1,169,835	2,680,213
Zhejiang Zheneng Electric Power Co. Ltd., Class A	2,091,208	1,999,928

(Cost $42,655,830)		58,231,952
TOTAL COMMON STOCKS

(Cost $1,221,647,391)		1,905,707,915
TOTAL INVESTMENTS — 99.8%
(Cost $1,221,647,391)		1,905,707,915
Other assets and liabilities, net — 0.2%		2,983,178

NET ASSETS — 100.0%		1,908,691,093

See Notes to Financial Statements.

6   |  DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

May 31, 2026

*	Non-income producing security.

JSC:	Joint Stock Company

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$1,905,707,915	$—	$—	$1,905,707,915

TOTAL	$1,905,707,915	$—	$—	$1,905,707,915

(a)	See Schedule of Investments for additional detailed categorizations.

During the year ended May 31, 2026, the amount of transfers from Level 3 to Level 1 was $13,117,303. The investment was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs. Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.

DBX ETF Trust  | 7

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

May 31, 2026

	Number of Shares	Value $

COMMON STOCKS — 99.8%
Communication Services — 3.0%
Bluefocus Intelligent Communications Group Co. Ltd., Class A *	89,220	220,238
China Film Group Co. Ltd., Class A	18,700	40,025
China South Publishing & Media Group Co. Ltd., Class A	16,800	27,043
G-bits Network Technology Xiamen Co. Ltd., Class A	1,100	53,973
Giant Network Group Co. Ltd., Class A	33,200	127,887
Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	56,600	29,532
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	15,400	20,373
Kingnet Network Co. Ltd., Class A	42,500	100,764
Leo Group Co. Ltd., Class A	167,000	147,615
Oriental Pearl Group Co. Ltd., Class A	46,700	67,165
People.cn Co. Ltd., Class A	14,000	36,276
Perfect World Co. Ltd., Class A	34,700	71,859
Ruyi Film Entertainment Co. Ltd., Class A *	37,000	50,371
Shandong Publishing & Media Co. Ltd., Class A	16,300	17,323
Talkweb Information System Co. Ltd., Class A *	31,600	138,632
Zhejiang Publishing & Media Co. Ltd., Class A	10,600	11,704

(Cost $979,527)		1,160,780

Consumer Discretionary — 6.0%
AIMA Technology Group Co. Ltd., Class A	6,408	20,412
Anhui Zhongding Sealing Parts Co. Ltd., Class A	20,200	63,210
BAIC Foton Motor Co. Ltd., Class A *	113,800	49,286
Bethel Automotive Safety Systems Co. Ltd., Class A	15,658	74,271
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	3,600	67,580
China Automotive Engineering Research Institute Co. Ltd., Class A	10,800	24,983
Chongqing Zongshen Power Machinery Co. Ltd., Class A	18,200	39,654
DBG Technology Co. Ltd., Class A *	10,000	33,406
Easyhome New Retail Group Co. Ltd., Class A *	62,000	22,086

	Number of Shares	Value $
Ecovacs Robotics Co. Ltd., Class A	5,500	47,738
Fulin Precision Co. Ltd., Class A	25,800	87,026
Hangzhou GreatStar Industrial Co. Ltd.	17,753	85,022
Hangzhou Robam Appliances Co. Ltd., Class A	10,800	27,633
Hisense Home Appliances Group Co. Ltd., Class A	11,900	43,376
Hisense Visual Technology Co. Ltd., Class A	19,200	73,277
HLA Group Corp. Ltd., Class A	54,200	45,665
Jason Furniture Hangzhou Co. Ltd., Class A	11,200	48,142
Jiangsu Xinquan Automotive Trim Co. Ltd., Class A	8,960	68,988
Jianshe Industry Group Yunnan Co. Ltd., Class A *	8,000	24,182
Keboda Technology Co. Ltd., Class A	2,700	19,384
Loncin Motor Co. Ltd., Class A	30,700	59,219
Ninebot Ltd.	13,318	75,633
Ningbo Joyson Electronic Corp., Class A *	25,220	97,744
Offcn Education Technology Co. Ltd., Class A *	123,500	44,176
Oppein Home Group, Inc., Class A	4,554	26,374
Qingdao Sentury Tire Co. Ltd., Class A	15,700	35,321
Shandong Linglong Tyre Co. Ltd., Class A	17,491	31,050
Shanghai Jinjiang International Hotels Co. Ltd., Class A	9,600	28,962
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	42,300	29,637
Shenzhen Kedali Industry Co. Ltd., Class A	4,900	125,939
Shenzhen MTC Co. Ltd., Class A	57,400	98,420
Shuanglin Co. Ltd., Class A	8,600	38,784
Songcheng Performance Development Co. Ltd., Class A	36,300	36,165
Tianneng Battery Group Co. Ltd., Class A	4,210	15,271
Wanxiang Qianchao Co. Ltd., Class A	33,800	73,842
Wuchan Zhongda Group Co. Ltd., Class A	74,400	54,657
Zhejiang Cfmoto Power Co. Ltd., Class A	2,700	89,397
Zhejiang Shuanghuan Driveline Co. Ltd., Class A	17,100	99,158
Zhejiang Supor Co. Ltd., Class A	3,683	24,579
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	37,300	65,389
Zhejiang Yinlun Machinery Co. Ltd., Class A	20,900	154,218

See Notes to Financial Statements.

8   |  DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2026

	Number of Shares	Value $
Zhongce Rubber Group Co. Ltd., Class A	2,100	14,434

(Cost $2,050,837)		2,283,690

Consumer Staples — 2.5%
Angel Yeast Co. Ltd., Class A	15,200	82,232
Anhui Kouzi Distillery Co. Ltd., Class A	8,600	28,309
Anjoy Foods Group Co. Ltd., Class A	4,900	72,175
Beijing Dabeinong Technology Group Co. Ltd., Class A	84,362	41,774
Beijing Yanjing Brewery Co. Ltd., Class A	34,400	64,932
Bloomage Biotechnology Corp. Ltd., Class A	4,825	26,231
By-health Co. Ltd., Class A	22,600	32,638
Chongqing Brewery Co. Ltd., Class A	5,300	41,458
COFCO Sugar Holding Co. Ltd., Class A	26,700	50,912
DaShenLin Pharmaceutical Group Co. Ltd., Class A	10,212	24,906
Fujian Sunner Development Co. Ltd., Class A	15,600	39,177
Fujian Wanchen Food Group Co. Ltd., Class A	2,200	59,084
Gambol Pet Group Co. Ltd., Class A	2,500	16,363
Guangzhou Zhujiang Brewery Co. Ltd,, Class A	10,600	15,512
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	11,700	73,915
Heilongjiang Agriculture Co. Ltd., Class A	19,000	40,020
Jiangxi Zhengbang Technology Co. Ltd., Class A *	186,400	85,412
Proya Cosmetics Co. Ltd., Class A	5,700	52,077
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	13,600	39,682
Yifeng Pharmacy Chain Co. Ltd., Class A	13,176	41,172
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	4,400	24,552

(Cost $950,570)		952,533

Energy — 2.4%
China Coal Xinji Energy Co. Ltd., Class A	40,100	60,755
China Petroleum Engineering Corp., Class A	48,200	25,221
CNOOC Energy Technology & Services Ltd., Class A	49,300	28,566
Guangzhou Development Group, Inc., Class A	27,300	32,282
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	28,000	128,095

	Number of Shares	Value $
Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	20,700	56,177
Jizhong Energy Resources Co. Ltd., Class A	18,700	15,037
Offshore Oil Engineering Co. Ltd., Class A *	54,900	45,525
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	38,100	44,265
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	45,705	62,761
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	30,100	71,187
Sinopec Oilfield Service Corp., Class A *	114,600	39,299
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	15,229	316,046

(Cost $577,149)		925,216

Financials — 6.0%
Bank of Changsha Co. Ltd., Class A	59,200	83,131
Bank of Guiyang Co. Ltd., Class A	73,600	64,512
Bank of Suzhou Co. Ltd., Class A	111,210	133,972
BOC International China Co. Ltd., Class A	43,000	72,458
Caida Securities Co. Ltd., Class A	30,300	29,873
Caitong Securities Co. Ltd., Class A	79,725	92,508
Changjiang Securities Co. Ltd., Class A	85,798	103,105
China Great Wall Securities Co. Ltd., Class A	40,800	51,262
Chinalin Securities Co. Ltd., Class A *	7,600	16,379
COFCO Capital Holdings Co. Ltd., Class A	21,800	29,549
Dongxing Securities Co. Ltd., Class A	50,900	100,592
First Capital Securities Co. Ltd., Class A	108,800	112,574
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	39,255	46,593
Guosheng Securities, Inc., Class A *	14,687	25,052
Guoyuan Securities Co. Ltd., Class A	62,200	65,553
Huaan Securities Co. Ltd., Class A	69,615	73,779
Huaxi Securities Co. Ltd., Class A	39,700	47,473
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	82,050	85,989
Jiangsu Financial Leasing Co. Ltd., Class A	52,220	48,242

See Notes to Financial Statements.

DBX ETF Trust  | 9

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2026

	Number of Shares	Value $
J-Yuan Trust Co. Ltd., Class A *	104,200	47,593
Minmetals Capital Co. Ltd., Class A	58,000	40,808
Nanjing Securities Co. Ltd., Class A	49,600	49,122
Pacific Securities Co. Ltd., Class A *	175,100	86,964
Qilu Bank Co. Ltd., Class A	107,100	96,252
Qingdao Rural Commercial Bank Corp., Class A	118,500	50,270
Sealand Securities Co. Ltd., Class A	115,670	63,603
Shaanxi International Trust Co. Ltd., Class A	83,490	36,776
Shanxi Securities Co. Ltd., Class A	53,940	41,460
Sinolink Securities Co. Ltd., Class A	62,500	80,096
SooChow Securities Co. Ltd., Class A	95,365	110,514
Southwest Securities Co. Ltd., Class A	94,500	55,594
SPIC Industry-Finance Holdings Co. Ltd., Class A	40,900	36,878
Tianfeng Securities Co. Ltd., Class A *	174,400	86,358
Western Securities Co. Ltd., Class A	63,200	61,562
Xiangcai Co. Ltd., Class A *	29,300	36,726
Yongan Futures Co. Ltd., Class A	8,900	18,299

(Cost $2,284,786)		2,281,471

Health Care — 6.3%
Andon Health Co. Ltd., Class A	7,900	89,086
Apeloa Pharmaceutical Co. Ltd., Class A	14,800	36,337
APT Medical, Inc., Class A	2,134	64,850
Asymchem Laboratories Tianjin Co. Ltd., Class A	4,900	85,045
Autobio Diagnostics Co. Ltd., Class A *	3,880	19,224
BeOne Medicines Ltd., Class A *	2,884	103,973
Betta Pharmaceuticals Co. Ltd., Class A	6,200	48,278
BGI Genomics Co. Ltd., Class A *	6,500	35,348
BrightGene Bio-Medical Technology Co. Ltd., Class A	7,377	56,473
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	9,300	28,868
China National Medicines Corp. Ltd., Class A	8,233	33,551
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	8,549	21,153
Dizal Jiangsu Pharmaceutical Co. Ltd., Class A *	3,476	28,531
Dong-E-E-Jiao Co. Ltd., Class A	11,300	83,497

	Number of Shares	Value $
Gan & Lee Pharmaceuticals Co. Ltd., Class A	9,194	71,048
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	16,500	52,485
Hualan Biological Engineering, Inc., Class A	27,000	54,836
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	8,400	34,182
Intco Medical Technology Co. Ltd., Class A	11,520	73,987
iRay Group, Class A	3,170	94,651
Jafron Biomedical Co. Ltd., Class A *	11,900	31,995
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	13,800	41,388
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	14,885	58,152
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	24,700	62,980
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	26,456	39,888
Jointown Pharmaceutical Group Co. Ltd., Class A	53,348	37,851
Lepu Medical Technology Beijing Co. Ltd., Class A	32,900	61,323
Livzon Pharmaceutical Group, Inc., Class A	8,262	37,687
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	77,200	64,929
MGI Tech Co. Ltd., Class A *	6,239	46,572
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	10,012	11,958
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	11,500	25,379
Shanghai Allist Pharmaceuticals Co. Ltd., Class A	6,663	88,363
Shanghai Junshi Biosciences Co. Ltd., Class A *	13,410	67,870
Shenzhen Kangtai Biological Products Co. Ltd., Class A	18,260	34,278
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	13,700	67,677
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	20,100	48,190
Sinocelltech Group Ltd., Class A *	3,316	18,748
Sunshine Guojian Pharmaceutical Shanghai Co. Ltd., Class A	3,104	29,566
Suzhou Zelgen Biopharmaceutical Co. Ltd., Class A *	4,601	67,961

See Notes to Financial Statements.

10   |  DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2026

	Number of Shares	Value $
Tasly Pharmaceutical Group Co. Ltd., Class A	18,900	39,307
Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	7,562	45,515
Topchoice Medical Corp., Class A	7,603	42,042
Walvax Biotechnology Co. Ltd., Class A	40,200	76,475
Winner Medical Co. Ltd., Class A	5,940	25,725
Xiamen Amoytop Biotech Co. Ltd., Class A	4,200	35,107
Yili Chuanning Biotechnology Co. Ltd., Class A	17,200	22,627
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	26,520	62,563

(Cost $2,274,037)		2,407,519

Industrials — 17.8%
AECC Aero-Engine Control Co. Ltd., Class A	28,700	81,197
AVIC Chengdu UAS Co. Ltd., Class A	8,328	54,656
AVICOPTER PLC, Class A *	17,700	71,686
Baimtec Material Co. Ltd., Class A	7,048	54,131
Beibuwan Port Co. Ltd., Class A	24,900	49,945
Beijing Easpring Material Technology Co. Ltd., Class A	10,900	89,500
Beijing Originwater Technology Co. Ltd., Class A *	59,900	31,166
Bohai Leasing Co. Ltd., Class A *	91,400	55,662
CCCC Design & Consulting Group Co. Ltd., Class A	21,300	19,016
CECEP Environmental Protection Co. Ltd., Class A	19,600	17,412
Centre Testing International Group Co. Ltd., Class A	43,200	91,760
China Baoan Group Co. Ltd., Class A	48,380	52,918
China First Heavy Industries Co. Ltd., Class A *	93,900	51,771
China International Marine Containers Group Co. Ltd., Class A	47,180	76,851
China Railway Construction Heavy Industry Corp. Ltd., Class A	47,531	31,265
China Railway Hi-tech Industry Co. Ltd., Class A	31,800	34,971
China Railway Special Cargo Logistics Co. Ltd., Class A	15,600	8,785
China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., Class A	31,900	35,270
China Southern Power Grid Technology Co. Ltd., Class A	4,725	42,338
China XD Electric Co. Ltd., Class A	63,800	156,263

	Number of Shares	Value $
CITIC Heavy Industries Co. Ltd., Class A	50,300	41,339
CITIC Metal Co. Ltd., Class A	12,700	24,704
CNGR Advanced Material Co. Ltd., Class A	11,600	89,778
COSCO SHIPPING Development Co. Ltd., Class A	101,800	37,920
Eastern Air Logistics Co. Ltd., Class A	17,300	42,117
Fangda Carbon New Material Co. Ltd., Class A	72,900	54,201
GEM Co. Ltd., Class A	128,800	148,499
Ginlong Technologies Co. Ltd., Class A	6,000	101,565
Goldwind Science & Technology Co. Ltd., Class A	60,300	208,746
Guangdong Provincial Expressway Development Co. Ltd., Class A	13,900	28,785
Guangshen Railway Co. Ltd., Class A	87,300	39,874
Guangxi Liugong Machinery Co. Ltd., Class A	41,300	54,820
Guangzhou Baiyun International Airport Co. Ltd., Class A	26,800	32,760
Guangzhou Port Co. Ltd., Class A	43,800	19,941
Hainan Jinpan Smart Technology Co. Ltd., Class A	7,021	104,278
Hangcha Group Co. Ltd., Class A	14,100	53,105
Han’s Laser Technology Industry Group Co. Ltd., Class A	20,901	407,343
Henan Pinggao Electric Co. Ltd., Class A	21,700	68,096
Higold Group Co. Ltd., Class A	1,200	9,153
Hongfa Technology Co. Ltd., Class A	29,916	149,640
Hunan Yuneng New Energy Battery Material Co. Ltd., Class A	10,400	135,909
Infore Environment Technology Group Co. Ltd., Class A	33,500	52,934
JL Mag Rare-Earth Co. Ltd., Class A	17,040	81,280
Juneyao Airlines Co. Ltd., Class A	19,940	35,074
Keda Industrial Group Co. Ltd., Class A *	24,400	58,932
Kehua Data Co. Ltd., Class A	12,905	74,508
Leader Harmonious Drive Systems Co. Ltd., Class A	3,274	148,086
Liaoning Cheng Da Co. Ltd., Class A	23,158	36,832
Liaoning Port Co. Ltd., Class A	208,120	49,528
Ming Yang Smart Energy Group Ltd., Class A	40,700	99,444
Neway Valve Suzhou Co. Ltd., Class A	8,000	67,935

See Notes to Financial Statements.

DBX ETF Trust  | 11

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2026

	Number of Shares	Value $
Ningbo Orient Wires & Cables Co. Ltd., Class A	12,480	82,459
Ningbo Sanxing Medical Electric Co. Ltd., Class A	17,500	42,293
North Industries Group Red Arrow Co. Ltd., Class A *	21,247	61,776
Qingdao TGOOD Electric Co. Ltd., Class A	19,081	110,278
RoboTechnik Intelligent Technology Co. Ltd., Class A	2,500	236,242
Sany Renewable Energy Co. Ltd., Class A	6,760	20,924
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	14,910	115,286
Shanghai Construction Group Co. Ltd., Class A	135,100	50,323
Shanghai M&G Stationery, Inc., Class A	9,800	33,389
Shanghai Moons’ Electric Co. Ltd., Class A	4,800	43,507
Shanghai Tunnel Engineering Co. Ltd., Class A	50,400	42,836
Shanghai Zhonggu Logistics Co. Ltd., Class A	21,000	32,282
Shanxi Coal International Energy Group Co. Ltd., Class A	25,300	51,906
Shenzhen Envicool Technology Co. Ltd., Class A *	14,714	197,918
Shenzhen Han’s CNC Technology Co. Ltd., Class A	1,700	70,108
Shenzhen Megmeet Electrical Co. Ltd., Class A	11,000	204,950
Shenzhen SED Industry Co. Ltd., Class A *	12,700	30,918
Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	31,500	102,388
Shenzhen Yan Tian Port Holding Co. Ltd., Class A	54,900	36,274
Shenzhen Zhaowei Machinery & Electronic Co. Ltd., Class A *	2,300	32,919
Siasun Robot & Automation Co. Ltd., Class A *	32,900	71,924
Sichuan Huafeng Technology Co. Ltd., Class A *	4,649	97,539
Sinoma International Engineering Co., Class A	33,950	44,511
Sinomach Heavy Equipment Group Co. Ltd., Class A *	73,200	41,548
Sinotrans Ltd., Class A	42,700	38,311
Sinotruk Jinan Truck Co. Ltd., Class A	15,300	48,601
State Grid Yingda Co. Ltd., Class A	43,200	34,418
Sunwoda Electronic Co. Ltd., Class A	36,900	124,304
Suzhou Kematek, Inc., Class A *	4,600	62,922
TangShan Port Group Co. Ltd., Class A	77,474	50,273

	Number of Shares	Value $
Tian Di Science & Technology Co. Ltd., Class A *	47,400	37,974
Wolong Electric Group Co. Ltd., Class A	26,966	157,285
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	27,200	204,282
Xiamen C & D, Inc., Class A	42,300	60,587
XTC New Energy Materials Xiamen Co. Ltd., Class A	5,070	47,078
Xuji Electric Co. Ltd., Class A	17,900	70,432
YUNDA Holding Group Co. Ltd., Class A	30,600	31,210
ZCZL Industrial Technology Group Co. Ltd., Class A	28,000	75,160
Zhefu Holding Group Co. Ltd., Class A	72,600	55,266
Zhejiang Changsheng Sliding Bearings Co. Ltd., Class A	3,200	34,236
Zhejiang Dingli Machinery Co. Ltd., Class A	5,900	44,590
Zhejiang Weiming Environment Protection Co. Ltd., Class A	21,465	47,814
Zhejiang Weixing New Building Materials Co. Ltd., Class A	17,180	25,471
Zhuhai CosMX Battery Co. Ltd., Class A	17,043	40,106

(Cost $4,798,975)		6,808,507

Information Technology — 32.2%
Accelink Technologies Co. Ltd., Class A	12,322	371,465
All Winner Technology Co. Ltd., Class A	17,520	89,707
Amlogic Shanghai Co. Ltd., Class A	8,554	133,899
Anhui XDLK Microsystem Corp. Ltd., Class A	5,220	37,576
Anji Microelectronics Technology Shanghai Co. Ltd., Class A	2,997	125,913
ASR Microelectronics Co. Ltd., Class A *	6,184	97,239
Beijing Shiji Information Technology Co. Ltd., Class A	23,409	28,477
Beijing Sinnet Technology Co. Ltd., Class A	36,500	73,698
Beijing Ultrapower Software Co. Ltd., Class A	49,800	58,153
Beijing Yandong Microelectronic Co. Ltd., Class A *	6,982	74,585
Bestechnic Shanghai Co. Ltd., Class A	2,960	72,940
Biwin Storage Technology Co. Ltd., Class A *	8,143	394,036
Chengdu Sino Microelectronics Technology Co. Ltd., Class A	4,873	25,642
China National Software & Service Co. Ltd., Class A *	14,038	75,032

See Notes to Financial Statements.

12   |  DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2026

	Number of Shares	Value $
China Zhenhua Group Science & Technology Co. Ltd., Class A	9,800	74,587
CICT Mobile Communication Technology Co. Ltd., Class A *	34,416	82,106
Delton Technology Guangzhou, Inc., Class A *	4,500	130,690
DHC Software Co. Ltd., Class A	56,900	62,491
Digital China Group Co. Ltd., Class A	14,600	55,765
Electric Connector Technology Co. Ltd., Class A	7,700	63,976
Espressif Systems Shanghai Co. Ltd., Class A	2,561	63,445
Everdisplay Optronics Shanghai Co. Ltd., Class A *	148,072	51,435
Fiberhome Telecommunication Technologies Co. Ltd., Class A	20,700	158,769
Flat Glass Group Co. Ltd., Class A *	19,000	32,747
Founder Technology Group Corp., Class A *	74,700	148,289
GalaxyCore, Inc., Class A	20,021	42,881
Geovis Technology Co. Ltd., Class A *	10,164	73,120
Glarun Technology Co. Ltd., Class A	12,800	45,181
Glodon Co. Ltd., Class A	41,000	59,997
GRG Banking Equipment Co. Ltd., Class A	32,600	50,210
Guangzhou Haige Communications Group, Inc. Co., Class A	49,500	115,898
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	10,900	58,872
Guobo Electronics Co. Ltd., Class A	4,517	60,758
Hangzhou Chang Chuan Technology Co. Ltd., Class A	11,200	348,964
Hangzhou EZVIZ Network Co. Ltd., Class A	4,345	18,131
Hangzhou First Applied Material Co. Ltd., Class A	26,300	69,586
Hangzhou Lion Microelectronics Co. Ltd., Class A *	13,500	110,509
Hebei Sinopack Electronic Technology Co. Ltd., Class A	4,680	98,162
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	22,100	82,353
Hengtong Optic-electric Co. Ltd., Class A	48,500	552,868
Hua Hong Semiconductor Ltd., Class A *	10,142	354,812
Hwatsing Technology Co. Ltd., Class A	6,155	237,719
Hytera Communications Corp. Ltd., Class A *	27,700	34,311
INESA Intelligent Tech, Inc., Class A	16,900	46,164

	Number of Shares	Value $
Ingenic Semiconductor Co. Ltd., Class A	8,500	197,835
Intsig Information Co. Ltd., Class A	2,612	49,346
IRICO Display Devices Co. Ltd., Class A *	37,100	53,578
Jiangsu Hoperun Software Co. Ltd., Class A	20,100	119,495
Jiangsu Jiejie Microelectronics Co. Ltd., Class A	12,900	64,545
Jiangsu Pacific Quartz Co. Ltd., Class A	7,300	72,532
Jiangxi Lianchuang Optoelectronic Science & Technology Co.Ltd., Class A	9,200	48,412
Kingsemi Co. Ltd., Class A	4,029	146,086
Newland Digital Technology Co. Ltd., Class A	18,940	57,895
Olympic Circuit Technology Co. Ltd., Class A	10,800	97,730
Orbbec, Inc., Class A *	5,062	83,405
Qi An Xin Technology Group, Inc., Class A *	7,494	29,676
QuantumCTek Co. Ltd., Class A	1,672	138,371
Raytron Technology Co. Ltd., Class A	9,255	174,832
Sangfor Technologies, Inc., Class A	6,300	99,585
Shanghai Belling Co. Ltd., Class A	14,400	61,599
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	2,959	71,223
Shanghai Fudan Microelectronics Group Co. Ltd., Class A	9,487	84,713
Shanghai Huace Navigation Technology Ltd., Class A	14,220	58,496
Shanghai Longcheer Technology Co. Ltd.	6,000	30,562
Shanghai Stonehill Technology Co. Ltd., Class A *	142,948	162,064
Sharetronic Data Technology Co. Ltd., Class A	8,400	297,557
Shengyi Electronics Co. Ltd., Class A	6,339	129,351
Shenzhen Everwin Precision Technology Co. Ltd., Class A *	24,300	119,860
Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	42,600	243,562
Shenzhen Fortune Trend Technology Co. Ltd., Class A	2,081	34,451
Shenzhen Goodix Technology Co. Ltd., Class A	7,400	66,734
Shenzhen H&T Intelligent Control Co. Ltd., Class A	23,200	93,242
Shenzhen Huaqiang Industry Co. Ltd., Class A	10,600	45,657
Shenzhen Kaifa Technology Co. Ltd., Class A	27,900	164,093

See Notes to Financial Statements.

DBX ETF Trust  | 13

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2026

	Number of Shares	Value $
Shenzhen Kinwong Electronic Co. Ltd., Class A	12,120	141,850
Shenzhen Longsys Electronics Co. Ltd., Class A *	4,169	339,723
Shenzhen SC New Energy Technology Corp., Class A *	6,900	82,317
Shenzhen Sunlord Electronics Co. Ltd., Class A	19,900	148,104
Shenzhen Sunway Communication Co. Ltd., Class A	24,100	351,421
SICC Co. Ltd., Class A *	5,034	109,456
Sigmastar Technology Ltd., Class A	4,500	55,062
Sinosoft Co. Ltd., Class A	15,988	35,000
Skyverse Technology Co. Ltd., Class A *	5,235	168,604
Smartsens Technology Shanghai Co. Ltd., Class A	7,357	107,528
StarPower Semiconductor Ltd., Class A	2,960	56,310
State Grid Information & Communication Co. Ltd., Class A	15,800	40,846
SUPCON Technology Co. Ltd., Class A *	16,186	205,277
Suzhou Centec Communications Co. Ltd., Class A *	3,146	130,912
Suzhou Maxwell Technologies Co. Ltd., Class A	4,000	147,612
Suzhou Novosense Microelectronics Co. Ltd., Class A *	2,896	109,936
T&S Communications Co. Ltd., Class A	3,900	95,360
Thunder Software Technology Co. Ltd., Class A	9,300	86,851
Tianma Microelectronics Co. Ltd., Class A *	33,600	37,845
Tianshui Huatian Technology Co. Ltd., Class A *	66,100	188,960
TongFu Microelectronics Co. Ltd., Class A	30,500	297,548
Trina Solar Co. Ltd., Class A *	33,397	76,121
United Nova Technology Co. Ltd., Class A *	125,109	149,052
Universal Scientific Industrial Shanghai Co. Ltd., Class A	16,900	111,962
Venustech Group, Inc., Class A *	19,200	39,931
Wangsu Science & Technology Co. Ltd., Class A *	60,200	132,229
Willfar Information Technology Co. Ltd., Class A	4,044	21,657
Wuhan Dameng Database Co. Ltd., Class A	1,522	57,932
Wuhan Guide Infrared Co. Ltd., Class A *	45,300	86,177
Wuhan Jingce Electronic Group Co. Ltd., Class A	5,100	146,397

	Number of Shares	Value $
Xiamen Faratronic Co. Ltd., Class A	3,600	88,269
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	8,800	139,337
Zhejiang Crystal-Optech Co. Ltd., Class A	34,362	199,915

(Cost $7,343,007)		12,325,146

Materials — 19.6%
Angang Steel Co. Ltd., Class A *	68,000	20,505
Asia - Potash International Investment Guangzhou Co. Ltd., Class A *	13,900	91,019
Baiyin Nonferrous Group Co. Ltd., Class A	74,500	69,046
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	48,300	97,310
Beijing Shougang Co. Ltd., Class A	41,600	22,198
Bluestar Adisseo Co., Class A	5,600	9,105
Canmax Technologies Co. Ltd., Class A *	14,640	181,168
Cathay Biotech, Inc., Class A	9,091	54,046
Chifeng Jilong Gold Mining Group Ltd., Class A	41,700	205,686
China Hainan Rubber Industry Group Co. Ltd., Class A	43,300	40,834
China Rare Earth Resources And Technology Co. Ltd., Class A *	18,700	134,889
China Tungsten And Hightech Materials Co. Ltd., Class A	22,600	227,159
Guangdong HEC Technology Holding Co. Ltd., Class A *	35,105	184,832
Guangdong Hongda Holdings Group Co. Ltd., Class A	12,100	57,322
Hangzhou Iron & Steel Co., Class A *	37,110	43,060
Hangzhou Oxygen Plant Group Co. Ltd., Class A	12,800	46,998
Haohua Chemical Science & Technology Co. Ltd., Class A	13,000	74,365
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	38,896	167,018
Hengyi Petrochemical Co. Ltd., Class A	56,497	107,310
Hesteel Co. Ltd., Class A	97,200	32,040
Huafon Chemical Co. Ltd., Class A	48,700	72,777
Huaibei Mining Holdings Co. Ltd., Class A	26,200	57,122
Huaxin Building Materials Group Co. Ltd., Class A	16,672	45,936
Hubei Dinglong Co. Ltd., Class A	19,000	188,559
Hubei Feilihua Quartz Glass Co. Ltd., Class A *	10,500	207,585
Hubei Xingfa Chemicals Group Co. Ltd., Class A	19,320	89,270

See Notes to Financial Statements.

14   |  DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2026

	Number of Shares	Value $
Hunan Gold Corp. Ltd., Class A	27,170	97,510
Hunan Valin Steel Co. Ltd., Class A	86,020	50,987
Inner Mongolia Berun Chemical Co. Ltd., Class A	66,100	70,347
Inner Mongolia ERDOS Resources Co. Ltd., Class A	14,900	29,777
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	84,900	64,252
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	35,220	206,677
JCHX Mining Management Co. Ltd., Class A	9,700	106,358
Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	17,620	134,234
Jiangsu Yangnong Chemical Co. Ltd., Class A	6,090	51,455
Jiangsu Yoke Technology Co. Ltd., Class A	7,096	112,933
Jinan Shengquan Group Share Holding Co. Ltd., Class A *	17,100	117,256
Jinduicheng Molybdenum Co. Ltd., Class A	24,300	86,816
Kingfa Sci & Tech Co. Ltd., Class A	53,500	133,724
Levima Advanced Materials Corp., Class A	10,700	39,208
Luxi Chemical Group Co. Ltd., Class A	26,600	51,075
Maanshan Iron & Steel Co. Ltd., Class A *	60,900	26,555
MeiHua Holdings Group Co. Ltd., Class A *	45,900	63,912
Nanjing Iron & Steel Co. Ltd., Class A	59,000	42,907
Ningbo Shanshan Co. Ltd., Class A *	45,200	97,879
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A *	120,800	61,067
Red Avenue New Materials Group Co. Ltd., Class A	6,500	50,614
Shaanxi Huaqin Technology Industry Co. Ltd., Class A	2,992	33,390
Shandong Sinocera Functional Material Co. Ltd., Class A	20,400	153,122
Shandong Sun Paper Industry JSC Ltd., Class A	42,500	86,755
Shanghai Putailai New Energy Technology Group Co. Ltd.	26,600	120,432
Shanxi Meijin Energy Co. Ltd., Class A *	75,400	48,258
Shanxi Taigang Stainless Steel Co. Ltd., Class A *	57,700	33,006
Shenghe Resources Holding Co. Ltd., Class A	35,390	114,509

	Number of Shares	Value $
Shenzhen Capchem Technology Co. Ltd., Class A	12,980	141,286
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	9,040	51,498
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	80,100	91,285
Sichuan Development Lomon Co. Ltd., Class A	28,400	37,991
Sichuan Hebang Biotechnology Co. Ltd., Class A *	162,880	59,226
Sinoma Science & Technology Co. Ltd., Class A	17,500	184,046
Sinomine Resource Group Co. Ltd., Class A	18,120	165,765
Sinopec Shanghai Petrochemical Co. Ltd., Class A	60,700	24,405
Skshu Paint Co. Ltd., Class A	7,432	39,866
Sunresin New Materials Co. Ltd., Class A	6,750	59,855
Tianshan Aluminum Group Co. Ltd., Class A	70,400	155,362
Tongkun Group Co. Ltd., Class A	35,600	100,402
Weihai Guangwei Composites Co. Ltd., Class A *	15,600	68,992
Western Mining Co. Ltd., Class A	42,200	190,438
Western Superconducting Technologies Co. Ltd., Class A	10,894	108,790
Xiamen Tungsten Co. Ltd., Class A	27,620	221,970
Xinfengming Group Co. Ltd., Class A	20,716	51,994
YongXing Special Materials Technology Co. Ltd., Class A	9,700	89,554
Yunnan Chihong Zinc & Germanium Co. Ltd., Class A	83,000	116,796
Yunnan Copper Co. Ltd., Class A	35,800	93,769
Yunnan Tin Co. Ltd., Class A	24,930	138,187
Yunnan Yuntianhua Co. Ltd., Class A	31,300	141,757
Zhejiang Hailiang Co. Ltd., Class A	34,200	103,683
Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	17,800	61,883
Zhejiang Longsheng Group Co. Ltd., Class A	62,100	102,990
Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	6,260	53,215
Zhongfu Shenying Carbon Fiber Co. Ltd., Class A	4,519	32,210

(Cost $4,875,350)		7,499,389

Real Estate — 0.8%
China World Trade Center Co. Ltd., Class A	4,900	15,529
Greenland Holdings Corp. Ltd., Class A *	106,700	23,184
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	31,000	47,563

See Notes to Financial Statements.

DBX ETF Trust  | 15

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2026

	Number of Shares	Value $
Quzhou Xin’an Development Co. Ltd., Class A *	105,800	46,290
Seazen Holdings Co. Ltd., Class A *	22,400	43,441
Shanghai Lingang Holdings Corp. Ltd., Class A	23,700	31,388
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	23,100	24,755
Youngor Fashion Co. Ltd., Class A	54,800	60,428
Zhongtian Financial Group Co. Ltd., Class A * (a)	139,200	0

(Cost $347,579)		292,578

Utilities — 3.2%
Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	117,790	54,845
Beijing Jingneng Power Co. Ltd., Class A	53,700	74,454
CECEP Solar Energy Co. Ltd., Class A	60,400	54,193
CECEP Wind-Power Corp., Class A	103,850	77,366
Chengdu Xingrong Environment Co. Ltd., Class A	36,400	37,717
China Southern Power Grid Energy Storage Co. Ltd., Class A	26,400	60,953
Datang International Power Generation Co. Ltd., Class A	93,400	119,143
Fujian Funeng Co. Ltd., Class A	26,900	45,686
Green Development Electricity Group of Tianjin Co. Ltd., Class A	20,800	33,758

	Number of Shares	Value $
Guangdong Electric Power Development Co. Ltd., Class A	22,000	28,877
Hubei Energy Group Co. Ltd., Class A	42,100	33,168
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	83,600	90,208
Jiangsu Guoxin Corp. Ltd., Class A	11,700	15,911
Shaanxi Energy Investment Co. Ltd., Class A	18,100	34,298
Shanghai Electric Power Co. Ltd., Class A *	35,400	116,582
Shenergy Co. Ltd., Class A	42,400	64,678
Shenzhen Energy Group Co. Ltd., Class A	34,360	41,037
Shenzhen Gas Corp. Ltd., Class A	17,000	16,283
Sichuan New Energy Power Co. Ltd., Class A	32,900	69,299
Wintime Energy Group Co. Ltd., Class A *	531,800	143,065
Zhejiang Provincial New Energy Investment Group Co. Ltd., Class A	13,800	21,642

(Cost $803,872)		1,233,163
TOTAL COMMON STOCKS

(Cost $27,285,689)		38,169,992
TOTAL INVESTMENTS — 99.8%
(Cost $27,285,689)		38,169,992
Other assets and liabilities, net — 0.2%		89,157

NET ASSETS — 100.0%		38,259,149

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.

JSC:	Joint Stock Company

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$38,169,992	$—	$0	$38,169,992

TOTAL	$38,169,992	$—	$0	$38,169,992

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

16   |  DBX ETF Trust

Schedule of Investments

Xtrackers Nifty 500 India ETF

May 31, 2026

	Number of Shares	Value $

COMMON STOCKS — 97.2%
Basic Materials — 0.3%
Vedanta Aluminium Metal Ltd. * (a)	3,625	14,504
Vedanta Iron and Steel Ltd. * (a)	3,625	620
(Cost $9,245)		15,124
Communication Services — 4.0%
Affle 3i Ltd. *	135	2,079
Bharti Airtel Ltd.	6,548	126,066
Bharti Hexacom Ltd.	159	2,503
HFCL Ltd.	2,111	3,999
Indus Towers Ltd. *	2,796	13,010
Info Edge India Ltd.	815	8,536
PVR Inox Ltd. *	152	1,540
Railtel Corp. of India Ltd.	246	816
Saregama India Ltd.	199	889
Sun TV Network Ltd.	209	1,105
Tata Communications Ltd.	249	5,150
Tata Teleservices Maharashtra Ltd. *	1,402	632
Vodafone Idea Ltd. *	58,472	8,611
Zee Entertainment Enterprises Ltd.	1,957	1,918

(Cost $207,635)		176,854

Consumer Discretionary — 11.2%
Aditya Birla Fashion and Retail Ltd. *	1,187	807
Aditya Birla Lifestyle Brands Ltd. *	1,002	1,057
Amber Enterprises India Ltd. *	45	3,607
Apollo Tyres Ltd.	694	2,882
Asahi India Glass Ltd.	248	2,356
Ather Energy Ltd. *	409	4,151
Bajaj Auto Ltd.	237	26,095
Balkrishna Industries Ltd.	171	3,970
Bata India Ltd.	142	1,000
Belrise Industries Ltd.	654	1,490
Bharat Forge Ltd.	566	11,661
Bosch Ltd.	18	6,939
BrainBees Solutions Ltd. *	471	1,118
Cartrade Tech Ltd. *	90	1,644
Ceat Ltd.	45	1,535
Chalet Hotels Ltd.	154	1,272
CIE Automotive India Ltd.	271	1,274
Crompton Greaves Consumer Electricals Ltd.	1,381	4,087
Devyani International Ltd. *	889	1,080
Dixon Technologies India Ltd.	86	10,432
Eicher Motors Ltd.	297	22,438
EIH Ltd.	429	1,338

	Number of Shares	Value $
Endurance Technologies Ltd., 144A	75	2,149
Eternal Ltd. *	15,334	40,446
Exide Industries Ltd.	972	3,955
FSN E-Commerce Ventures Ltd. *	2,894	7,990
Gabriel India Ltd.	136	1,575
Hero MotoCorp Ltd.	276	14,244
Hyundai Motor India Ltd.	302	6,116
Indian Hotels Co. Ltd.	1,865	12,844
ITC Hotels Ltd.	2,540	4,140
JBM Auto Ltd.	64	419
JK Tyre & Industries Ltd.	262	1,125
Jubilant Foodworks Ltd.	838	3,771
Kalyan Jewellers India Ltd.	817	3,053
KPR Mill Ltd.	239	2,432
Leela Palaces Hotels & Resorts Ltd. *	170	740
Lemon Tree Hotels Ltd., 144A *	1,073	1,287
Lenskart Solutions Ltd. *	629	3,468
LG Electronics India Ltd. *	186	2,984
Mahindra & Mahindra Ltd.	1,909	61,201
Maruti Suzuki India Ltd.	280	38,690
Meesho Ltd. *	604	1,165
Minda Corp. Ltd.	176	1,157
Motherson Sumi Wiring India Ltd.	5,435	2,229
MRF Ltd.	4	5,197
Ola Electric Mobility Ltd. *	4,267	1,864
Page Industries Ltd.	13	5,227
Physicswallah Ltd., 144A *	973	1,093
Samvardhana Motherson International Ltd.	9,415	14,444
Sapphire Foods India Ltd. *	522	994
Schaeffler India Ltd.	86	3,738
Sona Blw Precision Forgings Ltd., 144A	1,038	6,637
Swan Corp. Ltd.	302	1,047
Swiggy Ltd. *	2,941	7,984
Tata Motors Passenger Vehicles Ltd.	4,425	18,347
Tbo Tek Ltd. *	71	919
Tenneco Clean Air India Ltd. *	168	1,040
Titan Co. Ltd.	881	37,789
Travel Food Services Ltd. *	38	490
Trent Ltd.	473	21,031
Trident Ltd./India	3,107	786
Tube Investments of India Ltd.	227	7,506
TVS Motor Co. Ltd.	499	17,626
UNO Minda Ltd.	415	4,813
Urban Co. Ltd., 144A *	417	527
Vardhman Textiles Ltd.	227	1,379
Vishal Mega Mart Ltd. *	4,449	5,703

See Notes to Financial Statements.

DBX ETF Trust  | 17

Schedule of Investments

Xtrackers Nifty 500 India ETF (Continued)

May 31, 2026

	Number of Shares	Value $
Welspun Living Ltd.	707	1,027
Whirlpool of India Ltd.	180	1,558
ZF Commercial Vehicle Control Systems India Ltd.	16	2,471

(Cost $572,280)		500,650

Consumer Staples — 5.7%
Allied Blenders & Distillers Ltd.	117	688
Avenue Supermarts Ltd., 144A *	311	13,273
AWL Agri Business Ltd. *	1,178	2,385
Balrampur Chini Mills Ltd.	245	1,328
Bikaji Foods International Ltd.	137	937
Bombay Burmah Trading Co.	45	711
Britannia Industries Ltd.	250	13,696
CCL Products India Ltd.	150	1,664
Colgate-Palmolive India Ltd.	278	6,028
Dabur India Ltd.	1,248	5,825
Emami Ltd.	418	1,756
Gillette India Ltd.	17	1,435
Godfrey Phillips India Ltd.	86	2,067
Godrej Consumer Products Ltd.	851	9,220
Hindustan Unilever Ltd.	1,895	42,957
Honasa Consumer Ltd. *	335	1,433
ITC Ltd.	20,600	62,212
LT Foods Ltd.	293	1,209
Marico Ltd.	1,125	9,731
Nestle India Ltd.	1,553	23,238
Patanjali Foods Ltd.	717	3,443
Radico Khaitan Ltd.	166	6,148
Tata Consumer Products Ltd.	1,379	17,105
United Breweries Ltd.	154	2,140
United Spirits Ltd.	628	8,395
Varun Beverages Ltd.	2,966	16,485
Zydus Wellness Ltd.	206	1,099

(Cost $306,731)		256,608

Energy — 6.7%
Aegis Logistics Ltd.	267	2,104
Aegis Vopak Terminals Ltd. *	296	611
Bharat Petroleum Corp. Ltd.	4,362	13,687
Chennai Petroleum Corp. Ltd.	102	1,136
Coal India Ltd.	4,845	23,353
Great Eastern Shipping Co. Ltd.	211	3,151
Gujarat Mineral Development Corp. Ltd.	176	1,241
Hindustan Petroleum Corp. Ltd.	2,008	8,325
Indian Oil Corp. Ltd.	7,897	11,658
Mangalore Refinery & Petrochemicals Ltd.	456	696
Oil & Natural Gas Corp. Ltd.	8,290	23,160
Oil India Ltd.	1,155	5,789
Petronet LNG Ltd.	1,591	4,539
Reliance Industries Ltd.	14,455	201,031

(Cost $353,969)		300,481

	Number of Shares	Value $

Financials — 29.4%
360 ONE WAM Ltd.	565	6,569
Aadhar Housing Finance Ltd. *	224	1,125
Aavas Financiers Ltd. *	85	1,202
Aditya Birla Capital Ltd. *	1,749	6,689
Aditya Birla Sun Life Asset Management Co. Ltd.	153	1,714
Anand Rathi Wealth Ltd.	94	3,414
Angel One Ltd.	1,360	4,829
Aptus Value Housing Finance India Ltd.	759	2,080
AU Small Finance Bank Ltd., 144A	1,195	12,386
Authum Investment & Infrastucture Ltd. *	566	2,852
Axis Bank Ltd.	6,150	83,290
Bajaj Finance Ltd. *	5,711	54,600
Bajaj Finserv Ltd.	1,237	23,224
Bajaj Holdings & Investment Ltd.	95	10,361
Bajaj Housing Finance Ltd. *	2,491	2,226
Bandhan Bank Ltd., 144A	1,853	4,063
Bank of Baroda	4,106	11,605
Bank of India	2,973	4,378
Bank of Maharashtra	4,338	3,620
Billionbrains Garage Ventures Ltd., 144A *	1,297	2,524
BSE Ltd. *	883	38,537
Can Fin Homes Ltd.	180	1,572
Canara Bank	7,534	10,373
Canara HSBC Life Insurance Co. Ltd. *	437	635
Capri Global Capital Ltd.	820	1,712
Central Bank of India Ltd.	2,627	851
Central Depository Services India Ltd.	372	4,874
Choice International Ltd. *	170	1,203
Cholamandalam Financial Holdings Ltd.	210	3,497
Cholamandalam Investment and Finance Co. Ltd.	919	14,875
City Union Bank Ltd.	1,500	4,033
CreditAccess Grameen Ltd. *	114	1,555
CRISIL Ltd.	52	2,161
Federal Bank Ltd.	5,453	16,586
Five-Star Business Finance Ltd.	395	1,851
General Insurance Corp. of India, 144A	657	2,637
Go Digit General Insurance Ltd. *	511	1,643
HDB Financial Services Ltd.	385	2,698
HDFC Asset Management Co. Ltd., 144A	437	12,302
HDFC Bank Ltd.	32,650	255,890
HDFC Life Insurance Co. Ltd., 144A	2,292	14,350

See Notes to Financial Statements.

18   |  DBX ETF Trust

Schedule of Investments

Xtrackers Nifty 500 India ETF (Continued)

May 31, 2026

	Number of Shares	Value $
Home First Finance Co. India Ltd., 144A	209	2,343
Housing & Urban Development Corp. Ltd.	1,064	2,279
ICICI Bank Ltd.	15,375	203,338
ICICI Lombard General Insurance Co. Ltd., 144A	521	9,829
ICICI Prudential Asset Management Co. Ltd./India	75	2,794
ICICI Prudential Life Insurance Co. Ltd., 144A	832	4,414
IDBI Bank Ltd.	1,200	933
IDFC First Bank Ltd.	14,000	10,510
IFCI Ltd. *	1,544	1,114
IIFL Finance Ltd.	492	2,418
Indian Bank	750	6,576
Indian Energy Exchange Ltd., 144A	1,682	2,272
Indian Overseas Bank *	2,692	947
Indian Railway Finance Corp. Ltd., 144A	4,267	4,380
Indian Renewable Energy Development Agency Ltd.	1,688	2,368
IndusInd Bank Ltd. *	1,446	13,917
Jammu & Kashmir Bank Ltd.	1,000	1,477
Jio Financial Services Ltd.	6,970	17,531
JM Financial Ltd.	828	1,136
Karur Vysya Bank Ltd.	1,950	5,927
Kfin Technologies Ltd.	281	2,537
Kotak Mahindra Bank Ltd.	15,800	63,899
L&T Finance Ltd.	1,873	5,651
LIC Housing Finance Ltd.	634	3,558
Life Insurance Corp. of India	932	4,036
Mahindra & Mahindra Financial Services Ltd.	1,395	4,459
Manappuram Finance Ltd.	1,170	4,008
Max Financial Services Ltd. *	568	10,009
Motilal Oswal Financial Services Ltd.	313	2,898
Multi Commodity Exchange of India Ltd.	545	16,949
Muthoot Finance Ltd.	227	7,988
New India Assurance Co. Ltd., 144A	517	857
Nippon Life India Asset Management Ltd., 144A	372	4,308
Niva Bupa Health Insurance Co. Ltd. *	1,317	1,158
Nuvama Wealth Management Ltd.	160	2,618
One 97 Communications Ltd. *	896	10,552
PB Fintech Ltd. *	739	13,244
Pine Labs Ltd., 144A *	378	575
Piramal Finance Ltd. *	256	5,192
PNB Housing Finance Ltd., 144A	398	4,317

	Number of Shares	Value $
Poonawalla Fincorp Ltd. *	760	3,063
Power Finance Corp. Ltd.	3,105	14,008
Punjab National Bank	7,793	8,699
RBL Bank Ltd., 144A	1,350	4,903
REC Ltd.	2,646	9,404
Sammaan Capital Ltd. *	1,635	3,046
SBFC Finance Ltd. *	670	665
SBI Cards & Payment Services Ltd.	634	4,167
SBI Life Insurance Co. Ltd., 144A	959	18,474
Shriram Finance Ltd.	3,043	30,339
Star Health & Allied Insurance Co. Ltd. *	482	2,679
State Bank of India	8,932	90,674
Sundaram Finance Ltd.	146	6,438
Tata Capital Ltd. *	925	2,979
Tata Investment Corp. Ltd.	275	1,998
UCO Bank	2,967	787
Union Bank of India Ltd.	4,200	7,422
UTI Asset Management Co. Ltd.	88	871

(Cost $1,520,688)		1,312,518

Health Care — 6.7%
Abbott India Ltd.	11	3,110
Acutaas Chemicals Ltd.	112	3,693
Ajanta Pharma Ltd.	89	2,744
Alkem Laboratories Ltd.	127	7,350
Anthem Biosciences Ltd. *	134	1,072
Apollo Hospitals Enterprise Ltd.	220	18,935
Aster DM Healthcare Ltd., 144A	545	4,178
Aurobindo Pharma Ltd.	592	8,889
Biocon Ltd.	1,546	6,976
Blue Jet Healthcare Ltd.	110	520
Caplin Point Laboratories Ltd.	55	1,172
Cipla Ltd.	1,188	17,520
Cohance Lifesciences Ltd. *	396	1,799
Concord Biotech Ltd.	70	775
Divi’s Laboratories Ltd.	270	18,948
Dr Lal PathLabs Ltd., 144A	162	2,741
Dr Reddy’s Laboratories Ltd.	1,299	17,824
Emcure Pharmaceuticals Ltd.	69	1,232
Eris Lifesciences Ltd., 144A	115	1,694
Fortis Healthcare Ltd.	1,104	10,790
Gland Pharma Ltd., 144A	169	4,003
GlaxoSmithKline Pharmaceuticals Ltd.	88	2,047
Glenmark Pharmaceuticals Ltd.	322	7,711
Global Health Ltd./India	179	2,240
Granules India Ltd.	310	2,525
Indegene Ltd.	221	1,213
Inventurus Knowledge Solutions Ltd. *	101	1,781
Ipca Laboratories Ltd.	295	4,734

See Notes to Financial Statements.

DBX ETF Trust  | 19

Schedule of Investments

Xtrackers Nifty 500 India ETF (Continued)

May 31, 2026

	Number of Shares	Value $
JB Chemicals & Pharmaceuticals Ltd.	172	3,924
Jubilant Pharmova Ltd.	172	1,801
Krishna Institute of Medical Sciences Ltd., 144A *	527	4,210
Laurus Labs Ltd., 144A	833	11,943
Lupin Ltd.	518	12,365
Mankind Pharma Ltd.	240	6,001
Max Healthcare Institute Ltd.	1,611	16,366
Narayana Hrudayalaya Ltd.	144	2,871
Natco Pharma Ltd.	190	2,032
Neuland Laboratories Ltd.	18	3,238
Onesource Specialty Pharma Ltd. *	118	2,266
Pfizer Ltd.	32	1,549
Piramal Pharma Ltd.	1,317	2,395
Poly Medicure Ltd.	81	1,151
Rainbow Children’s Medicare Ltd.	106	1,540
SAI Life Sciences Ltd., 144A *	294	3,590
Sun Pharmaceutical Industries Ltd.	2,254	42,688
Syngene International Ltd., 144A	403	1,875
Torrent Pharmaceuticals Ltd.	221	10,261
Vijaya Diagnostic Centre Ltd.	104	1,432
Wockhardt Ltd. *	176	3,763
Zydus Lifesciences Ltd.	529	6,001

(Cost $304,519)		301,478

Industrials — 12.3%
3M India Ltd.	6	2,072
ABB India Ltd.	111	8,475
Action Construction Equipment Ltd.	65	606
Adani Enterprises Ltd.	610	18,861
Adani Ports & Special Economic Zone Ltd.	1,569	29,804
Afcons Infrastructure Ltd.	318	1,135
AIA Engineering Ltd.	82	3,887
Amara Raja Energy & Mobility Ltd.	260	2,425
Apar Industries Ltd.	36	4,971
Ashok Leyland Ltd.	6,063	9,920
Astral Ltd.	261	4,336
BEML Ltd.	81	1,469
Bharat Electronics Ltd.	7,883	34,084
Bharat Heavy Electricals Ltd.	3,129	13,726
BLS International Services Ltd.	321	882
Blue Dart Express Ltd.	15	749
Blue Star Ltd.	277	4,633
Cemindia Projects Ltd.	119	1,342
CG Power & Industrial Solutions Ltd.	1,459	14,090
Cochin Shipyard Ltd., 144A	180	2,780

	Number of Shares	Value $
Computer Age Management Services Ltd.	505	4,207
Container Corp. Of India Ltd.	734	3,582
Craftsman Automation Ltd.	26	2,483
Cummins India Ltd.	289	17,891
Data Patterns India Ltd.	63	2,681
Delhivery Ltd. *	1,226	5,838
Doms Industries Ltd.	38	874
eClerx Services Ltd.	90	1,428
Elecon Engineering Co. Ltd.	188	1,009
Elgi Equipments Ltd.	459	2,771
Engineers India Ltd.	583	1,422
Escorts Kubota Ltd.	71	2,137
Finolex Cables Ltd.	161	1,926
Firstsource Solutions Ltd.	674	1,864
Force Motors Ltd.	10	2,050
Garden Reach Shipbuilders & Engineers Ltd.	62	1,733
GE Vernova T&D India Ltd.	265	14,362
GMR Airports Ltd. *	7,567	7,995
Godrej Industries Ltd. *	94	1,096
Graphite India Ltd.	138	1,057
Havells India Ltd.	533	6,602
HBL Engineering Ltd.	238	2,061
HEG Ltd.	179	1,068
Hindustan Aeronautics Ltd.	425	19,254
Hitachi Energy India Ltd.	27	10,926
IndiaMart InterMesh Ltd., 144A	65	1,379
Indian Railway Catering & Tourism Corp. Ltd.	642	3,446
Inox Wind Ltd. *	2,046	2,003
InterGlobe Aviation Ltd., 144A	484	22,442
International Gemological Institute Ltd.	254	994
IRB Infrastructure Developers Ltd.	8,426	1,877
IRCON International Ltd., 144A	696	1,003
JSW Infrastructure Ltd.	683	1,979
Jupiter Wagons Ltd. *	350	1,071
Jyoti CNC Automation Ltd. *	182	1,142
Kajaria Ceramics Ltd.	177	1,998
Kalpataru Projects International Ltd.	241	3,311
KEC International Ltd.	275	1,446
KEI Industries Ltd.	132	7,319
Kirloskar Oil Engines Ltd.	177	3,592
L&T Technology Services Ltd., 144A	58	2,096
Larsen & Toubro Ltd.	2,507	107,577
Latent View Analytics Ltd. *	211	716
Mazagon Dock Shipbuilders Ltd.	186	4,810
MMTC Ltd. *	225	154
Nava Ltd.	293	1,828

See Notes to Financial Statements.

20   |  DBX ETF Trust

Schedule of Investments

Xtrackers Nifty 500 India ETF (Continued)

May 31, 2026

	Number of Shares	Value $
NBCC India Ltd.	2,095	2,211
NCC Ltd.	874	1,399
Olectra Greentech Ltd.	88	1,093
Polycab India Ltd.	114	11,373
Rail Vikas Nigam Ltd.	1,204	3,111
RITES Ltd.	386	822
RR Kabel Ltd.	69	1,494
Sagility Ltd.	4,894	2,114
Schneider Electric Infrastructure Ltd. *	125	1,722
Shipping Corp. of India Ltd.	360	1,108
Siemens Energy India Ltd.	187	7,622
Siemens Ltd. *	187	7,567
Supreme Industries Ltd.	137	5,118
Suzlon Energy Ltd. *	25,526	15,313
Tata Motors Ltd. *	4,468	17,848
Techno Electric & Engineering Co. Ltd.	107	1,216
Tega Industries Ltd.	36	669
Thermax Ltd.	82	4,301
Timken India Ltd.	76	2,904
Titagarh Rail System Ltd.	171	1,487
Transformers & Rectifiers India Ltd. *	260	877
Triveni Turbine Ltd.	244	1,904
Voltas Ltd.	482	6,320

(Cost $547,154)		550,340

Information Technology — 6.6%
Aditya Infotech Ltd. *	42	1,284
Birlasoft Ltd.	350	1,177
CE Info Systems Ltd.	49	423
Coforge Ltd.	717	10,731
Cyient Ltd.	180	1,721
Emmvee Photovoltaic Power Ltd., 144A *	227	777
HCL Technologies Ltd.	2,252	28,062
Hexaware Technologies Ltd.	281	1,503
Honeywell Automation India Ltd.	5	1,869
Infosys Ltd.	7,478	91,381
Intellect Design Arena Ltd.	193	1,456
ITI Ltd. *	250	791
Kaynes Technology India Ltd. *	63	2,078
KPIT Technologies Ltd.	326	2,649
LTIMindtree Ltd., 144A	195	8,337
Mphasis Ltd.	283	6,766
Netweb Technologies India Ltd.	35	1,721
Newgen Software Technologies Ltd.	134	624
Oracle Financial Services Software Ltd.	50	5,244
Persistent Systems Ltd.	234	12,794
PG Electroplast Ltd.	339	1,722
Premier Energies Ltd., 144A	286	3,194

	Number of Shares	Value $
Redington Ltd.	1,224	2,890
Sonata Software Ltd.	413	1,153
Syrma SGS Technology Ltd.	161	1,845
Tata Consultancy Services Ltd.	2,179	51,812
Tata Elxsi Ltd.	73	3,293
Tata Technologies Ltd.	365	2,710
Tech Mahindra Ltd.	1,354	21,150
Tejas Networks Ltd., 144A	194	1,063
WAAREE Energies Ltd.	201	6,645
Wipro Ltd.	6,008	12,917
Zensar Technologies Ltd.	242	1,259

(Cost $399,000)		293,041

Materials — 9.1%
Aarti Industries Ltd.	439	2,195
ACC Ltd.	135	1,988
Ambuja Cements Ltd.	1,329	6,265
Anupam Rasayan India Ltd.	59	804
APL Apollo Tubes Ltd.	384	7,401
Asian Paints Ltd.	965	27,138
Atul Ltd.	34	2,454
Bayer CropScience Ltd.	27	1,282
Berger Paints India Ltd.	605	3,188
Carborundum Universal Ltd.	246	2,665
Castrol India Ltd.	1,031	1,988
Chambal Fertilisers and Chemicals Ltd.	323	1,586
Clean Science & Technology Ltd.	117	982
Coromandel International Ltd.	250	4,615
Dalmia Bharat Ltd.	169	3,110
DCM Shriram Ltd.	85	928
Deepak Fertilisers & Petrochemicals Corp. Ltd.	143	2,123
Deepak Nitrite Ltd.	147	2,603
EID Parry India Ltd. *	219	1,741
Fertilisers & Chemicals Travancore Ltd.	133	1,226
Gallantt Ispat Ltd.	71	500
Godawari Power and Ispat Ltd.	521	1,580
Grasim Industries Ltd.	811	26,655
Gravita India Ltd. *	68	1,154
Gujarat Fluorochemicals Ltd.	87	3,323
Himadri Speciality Chemical Ltd.	501	3,198
Hindalco Industries Ltd.	3,080	36,529
Hindustan Copper Ltd.	702	3,981
Hindustan Zinc Ltd.	922	6,143
India Cements Ltd. *	161	647
Jain Resource Recycling Ltd. *	116	456
Jindal Saw Ltd.	525	1,365
Jindal Stainless Ltd.	680	4,904
Jindal Steel Ltd.	792	10,064
JK Cement Ltd.	89	4,844
JSW Cement Ltd., 144A *	518	707

See Notes to Financial Statements.

DBX ETF Trust  | 21

Schedule of Investments

Xtrackers Nifty 500 India ETF (Continued)

May 31, 2026

	Number of Shares	Value $
JSW Dulux Ltd.	39	1,294
JSW Steel Ltd.	2,002	26,932
Jubilant Ingrevia Ltd.	181	1,231
Linde India Ltd.	45	3,413
Lloyds Metals & Energy Ltd. *	269	5,103
National Aluminium Co. Ltd.	1,919	8,574
Navin Fluorine International Ltd.	79	5,928
NMDC Ltd.	7,319	6,779
NMDC Steel Ltd. *	2,503	1,176
Nuvoco Vistas Corp. Ltd. *	255	936
Paradeep Phosphates Ltd., 144A	926	1,228
PCBL CHEMICAL Ltd.	375	1,144
PI Industries Ltd.	172	5,024
Pidilite Industries Ltd.	657	10,255
PTC Industries Ltd. *	13	2,216
Ramco Cements Ltd.	268	2,458
Ramkrishna Forgings Ltd.	221	1,318
Rhi Magnesita India Ltd.	175	749
Sarda Energy & Minerals Ltd.	195	1,051
Shree Cement Ltd.	28	7,449
Shyam Metalics & Energy Ltd.	150	1,537
Solar Industries India Ltd.	51	9,796
SRF Ltd.	308	8,805
Steel Authority of India Ltd.	3,078	6,622
Sumitomo Chemical India Ltd.	262	1,383
Supreme Petrochem Ltd.	134	939
Tata Chemicals Ltd.	335	2,673
Tata Steel Ltd.	17,630	38,604
UltraTech Cement Ltd.	253	30,578
UPL Ltd.	1,204	8,172
Usha Martin Ltd.	376	2,003
Vedanta Ltd.	3,625	13,454
Welspun Corp. Ltd.	278	4,029

(Cost $378,209)		405,185

Real Estate — 1.0%
Aditya Birla Real Estate Ltd.	111	1,453
Anant Raj Ltd.	289	1,564
Brigade Enterprises Ltd.	295	2,026
DLF Ltd.	1,419	8,822
Godrej Properties Ltd. *	319	5,919
Lodha Developers Ltd., 144A	650	6,419
Oberoi Realty Ltd.	249	4,474
Phoenix Mills Ltd.	395	7,364

	Number of Shares	Value $
Prestige Estates Projects Ltd.	357	5,145
SignatureGlobal India Ltd. *	85	763
Sobha Ltd.	95	1,418

(Cost $54,944)		45,367

Utilities — 4.2%
Acme Solar Holdings Ltd.	275	898
Adani Energy Solutions Ltd. *	742	11,820
Adani Green Energy Ltd. *	693	10,762
Adani Power Ltd. *	8,879	22,746
Adani Total Gas Ltd.	588	4,786
CESC Ltd.	1,335	2,559
GAIL India Ltd.	5,706	9,881
Indraprastha Gas Ltd.	1,483	2,505
Jaiprakash Power Ventures Ltd. *	10,096	2,324
JSW Energy Ltd.	1,146	7,178
Mahanagar Gas Ltd.	121	1,395
Malco Energy Ltd. * (a)	3,625	2,474
NHPC Ltd.	6,698	5,561
NLC India Ltd.	693	2,535
NTPC Green Energy Ltd. *	1,982	2,160
NTPC Ltd.	10,132	41,264
Power Grid Corp. of India Ltd.	9,689	29,633
Reliance Power Ltd. *	6,070	1,766
SJVN Ltd.	1,538	1,217
Talwandi Sabo Power Ltd. * (a)	3,625	873
Tata Power Co. Ltd.	3,581	15,860
Torrent Power Ltd.	403	6,025

(Cost $173,643)		186,222

TOTAL COMMON STOCKS

(Cost $4,828,017)		4,343,868

EXCHANGE-TRADED FUNDS — 0.4%
iShares MSCI India ETF *

(Cost $18,378)	375	18,210

CASH EQUIVALENTS — 1.8%
DWS Government Money Market Series “Institutional Shares”, 3.57% (b)

(Cost $80,897)	80,897	80,897

TOTAL INVESTMENTS — 99.4%

(Cost $4,927,292)		4,442,975

Other assets and liabilities, net — 0.6%		28,108

NET ASSETS — 100.0%		4,471,083

See Notes to Financial Statements.

22   |  DBX ETF Trust

Schedule of Investments

Xtrackers Nifty 500 India ETF (Continued)

May 31, 2026

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2026 is as follows:

Value ($) at 11/25/2025 (Commencement of Operations)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2026	Value ($) at 5/31/2026
CASH EQUIVALENTS — 1.8%

DWS Government Money Market Series “Institutional Shares”, 3.57% (b)
—	483,394	(402,497)	—	—	1,690	—	80,897	80,897

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2026, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Depreciation ($)

MSCI India Index	USD	1	114,670	114,180	6/19/2026	(490)

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.

DBX ETF Trust  | 23

Schedule of Investments

Xtrackers Nifty 500 India ETF (Continued)

May 31, 2026

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$4,325,397	$—	$18,471	$4,343,868

Exchange-Traded Funds	18,210	—	—	18,210

Short-Term Investments (a)	80,897	—	—	80,897

TOTAL	$4,424,504	$—	$18,471	$4,442,975

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)

Futures Contracts	$(490)	$—	$—	$(490)

TOTAL	$(490)	$—	$—	$(490)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

24   |  DBX ETF Trust

Statements of Assets and Liabilities

May 31, 2026

	Xtrackers Harvest CSI 300 China A-Shares ETF		Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF		Xtrackers Nifty 500 India ETF

Assets

Investment in non-affiliated securities at value	$1,905,707,915		$38,169,992		$4,362,078

Investment in DWS Government Money Market Series	—		—		80,897

Cash	979,960		3,992		—

Foreign currency at value	111,076,741	†	106,598	†	2,407

Deposit with broker for futures contracts	—		—		9,196

Capital gain tax receivable	—		—		29

Receivables:

Investment securities sold	26,491		—		—

Capital shares	176,673		—		—

Variation margin on futures contracts	—		—		11,833

Dividends	—		—		5,095

Interest	—		—		261
Total assets	$2,017,967,780		$38,280,582		$4,471,796

Liabilities

Payables:

Capital shares	$108,204,628		$—		$—

Investment advisory fees	1,072,059		21,433		713
Total liabilities	109,276,687		21,433		713
Net Assets, at value	$1,908,691,093		$38,259,149		$4,471,083

Net Assets Consist of
Paid-in capital	$2,178,041,855		$45,939,195		$4,999,628
Distributable earnings (loss)	(269,350,762)		(7,680,046)		(528,545)
Net Assets, at value	$1,908,691,093		$38,259,149		$4,471,083
Number of Common Shares outstanding	53,000,001		850,001		200,001
Net Asset Value	$36.01		$45.01		$22.36

Investment in non-affiliated securities at cost	$1,221,647,391		$27,285,689		$4,846,395
Investment in DWS Government Money Market Series at cost	$—		$—		$80,897
Foreign currency at cost	$111,057,291		$105,107		$2,388

†

Included in foreign currency at value is $79,542 and $6,943 respectively which represents foreign investor minimum settlement reserve funds required by China Securities Depository and Clearing Corporation Limited.

See Notes to Financial Statements.

DBX ETF Trust  |  25

Statements of Operations

For the Year Ended May 31, 2026

	Xtrackers Harvest CSI 300 China A-Shares ETF	Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	Xtrackers Nifty 500 India ETF(1)

Investment Income
Unaffiliated interest income	$2,806	$33	$—
Unaffiliated dividend income*	47,202,945	400,232	15,495
Income distributions from affiliated funds	—	—	1,690
Total investment income	47,205,751	400,265	17,185

Expenses
Investment advisory fees	12,221,243	198,628	4,567
Other expenses	61	58	32
Total expenses	12,221,304	198,686	4,599

Less fees waived (see note 3):

Waiver	—	—	(46)
Net expenses	12,221,304	198,686	4,553
Net investment income (loss)	34,984,447	201,579	12,632

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments**	203,169,620	2,523,692	(22,389)
Futures contracts	—	—	(15,673)
Foreign currency transactions	343,883	(24,980)	(18,790)
Net realized gain (loss)	203,513,503	2,498,712	(56,852)
Net change in unrealized appreciation (depreciation) on:
Investments***	385,094,535	10,402,864	(484,288)
Futures contracts	—	—	(490)
Foreign currency translations	(14,801)	2,194	56
Net change in unrealized appreciation (depreciation)	385,079,734	10,405,058	(484,722)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	588,593,237	12,903,770	(541,574)
Net Increase (Decrease) in Net Assets Resulting from Operations	$623,577,684	$13,105,349	$(528,942)

* Unaffiliated foreign tax withheld	$5,253,064	$44,128	$3,820
** Including foreign taxes	$—	$—	$11
*** Including change in deferred foreign taxes	$—	$—	$29

(1)	For the period November 25, 2025 (commencement of operations) through May 31, 2026.

See Notes to Financial Statements.

26  |  DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers Harvest CSI 300 China A-Shares ETF		Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
	Year Ended May 31, 2026	Year Ended May 31, 2025	Year Ended May 31, 2026	Year Ended May 31, 2025

Increase (Decrease) in Net Assets from Operations

Net investment income (loss)	$34,984,447	$40,921,454	$201,579	$212,183
Net realized gain (loss)	203,513,503	(322,146,113)	2,498,712	(3,754,207)
Net change in net unrealized appreciation (depreciation)	385,079,734	165,106,350	10,405,058	4,143,499
Net increase (decrease) in net assets resulting from operations	623,577,684	(116,118,309)	13,105,349	601,475
Distributions to Shareholders	(41,468,618)	(31,891,425)	—	(247,897)

Fund Shares Transactions

Proceeds from shares sold	853,179,644	3,017,009,958	74,968,376	19,632,094
Value of shares redeemed	(1,541,273,378)	(2,904,384,041)	(76,685,115)	(14,162,889)
Net increase (decrease) in net assets resulting from fund share transactions	(688,093,734)	112,625,917	(1,716,739)	5,469,205
Total net increase (decrease) in Net Assets	(105,984,668)	(35,383,817)	11,388,610	5,822,783

Net Assets
Beginning of year	2,014,675,761	2,050,059,578	26,870,539	21,047,756
End of year	$1,908,691,093	$2,014,675,761	$38,259,149	$26,870,539

Changes in Shares Outstanding

Shares outstanding, beginning of year	75,900,001	83,800,001	950,001	800,001
Shares sold	25,700,000	106,900,000	1,750,000	650,000
Shares redeemed	(48,600,000)	(114,800,000)	(1,850,000)	(500,000)
Shares outstanding, end of year	53,000,001	75,900,001	850,001	950,001

See Notes to Financial Statements.

DBX ETF Trust  |  27

Statements of Changes in Net Assets (Continued)

Xtrackers Nifty 500 India ETF
For the Period November 25, 2025(1) through May 31, 2026

Increase (Decrease) in Net Assets from Operations

Net investment income (loss)	$12,632
Net realized gain (loss)	(56,852)
Net change in net unrealized appreciation (depreciation)	(484,722)
Net increase (decrease) in net assets resulting from operations	(528,942)

Fund Shares Transactions

Proceeds from shares sold	5,000,000
Value of shares redeemed	—
Net increase (decrease) in net assets resulting from fund share transactions	5,000,000
Total net increase (decrease) in Net Assets	4,471,058

Net Assets
Beginning of period	25
End of period	$4,471,083

Changes in Shares Outstanding

Shares outstanding, beginning of period	1
Shares sold	200,000
Shares redeemed	—
Shares outstanding, end of period	200,001

(1)	Commencement of Operations.

See Notes to Financial Statements.

28  |  DBX ETF Trust

Financial Highlights

Xtrackers Harvest CSI 300 China A-Shares ETF

	Years Ended May 31,
	2026	2025	2024	2023	2022

Selected Per Share Data

Net Asset Value, beginning of year	$26.54	$24.46	$26.74	$30.82	$41.83
Income (loss) from investment operations:
Net investment income (loss)(a)	0.59	0.49	0.51	0.46	0.36
Net realized and unrealized gain (loss)	9.64	1.89 (b)	(2.20)	(4.22)	(11.02)
Total from investment operations	10.23	2.38	(1.69)	(3.76)	(10.66)
Less distributions from:
Net investment income	(0.76)	(0.30)	(0.59)	(0.32)	(0.35)
Total from distributions	(0.76)	(0.30)	(0.59)	(0.32)	(0.35)
Net Asset Value, end of year	$36.01	$26.54	$24.46	$26.74	$30.82
Total Return (%)	38.86	9.72	(6.18)	(12.28)	(25.67)

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of year ($ millions)	1,909	2,015	2,050	2,333	1,672
Ratio of expenses (%)	0.65	0.65	0.65	0.65	0.65
Ratio of net investment income (loss) (%)	1.86	1.87	2.02	1.55	0.97
Portfolio turnover rate (%)	53	143	50	69	95

(a)	Based on average shares outstanding during the period.
(b)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.

See Notes to Financial Statements.

DBX ETF Trust  |  29

Financial Highlights (Continued)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

	Years Ended May 31,
	2026	2025	2024	2023	2022

Selected Per Share Data

Net Asset Value, beginning of year	$28.28	$26.31	$30.45	$32.55	$38.36
Income (loss) from investment operations:
Net investment income (loss)(a)	0.25	0.21	0.28	0.36	0.28
Net realized and unrealized gain (loss)	16.48	1.95	(4.24)	(1.88)	(5.77)
Total from investment operations	16.73	2.16	(3.96)	(1.52)	(5.49)
Less distributions from:
Net investment income	–	(0.19)	(0.18)	(0.58)	(0.32)
Total from distributions	–	(0.19)	(0.18)	(0.58)	(0.32)
Net Asset Value, end of year	$45.01	$28.28	$26.31	$30.45	$32.55
Total Return (%)	59.14	8.21	(13.03)	(4.71)	(14.50)

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of year ($ millions)	38	27	21	26	34
Ratio of expenses (%)	0.65	0.65	0.65	0.65	0.65
Ratio of net investment income (loss) (%)	0.66	0.76	1.03	1.13	0.73
Portfolio turnover rate (%)	97	79	25	41	62

(a)	Based on average shares outstanding during the period.

See Notes to Financial Statements.

30  |  DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Nifty 500 India ETF

	Period Ended 5/31/2026(a)

Selected Per Share Data

Net Asset Value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.06
Net realized and unrealized gain (loss)	(2.70)
Total from investment operations	(2.64)

Net Asset Value, end of period	$22.36
Total Return (%)(c)	(10.58	)**

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	4
Ratio of expenses before fee waiver (%)	0.19	*
Ratio of expenses after fee waiver (%)	0.19	*
Ratio of net investment income (loss) (%)	0.53	*
Portfolio turnover rate (%)	3

(a)	For the period November 25, 2025 (commencement of operations) through May 31, 2026.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

DBX ETF Trust  |  31

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of May 31, 2026, Trust consists of forty-two investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers Harvest CSI 300 China A-Shares ETF

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

Xtrackers Nifty 500 India ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”). Harvest Global Investments Limited serves as investment Sub-Advisor (the “Sub-Advisor”) to the Xtrackers Harvest CSI 300 China A-Shares ETF and the Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF. The Sub-Advisor is responsible for day-to-day management of each Fund, subject to supervision of the Advisor.

Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Xtrackers Nifty 500 India ETF offer shares that are listed and traded on the Nasdaq Stock Market (“NASDAQ”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, except for the Xtrackers Nifty 500 India ETF which lots consist of 25,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers Harvest CSI 300 China A-Shares ETF	CSI 300 Index
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	CSI 500 Index
Xtrackers Nifty 500 India ETF	Nifty 500 Index

CSI 300 Index is calculated and maintained by China Securities Index Co., Ltd. It is designed to reflect the price fluctuation and performance of the China A-Share market and is composed of the 300 largest and most liquid stocks in the China A-Share market. Constituent stocks for the Underlying Index generally must have been listed on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange for specified time periods, have demonstrated positive performance, and not be subject to abnormal volatility or other evidence of possible market manipulation, among other factors. The composition of the Underlying Index is reviewed every six-months.

CSI 500 Index is calculated and maintained by China Securities Index Co., Ltd. is designed to reflect the price fluctuation and performance of small-cap companies in the China A-Share market and is composed of the 500 smallest and most liquid stocks in the China A-Share market. Constituent stocks for the Underlying Index generally must have been listed on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange for specified time periods, have demonstrated positive performance, and not be subject to abnormal volatility or other evidence of possible market manipulation, among other factors. The composition of the Underlying Index is reviewed every six-months.

Nifty 500 Index was created and is maintained by NSE Indices Limited. Nifty 500 Index measures the equity performance of the top 500 companies traded on the National Stock Exchange of India based on full market capitalization that meet certain eligibility requirements. It includes representation from the large, mid and small-cap segments of the Indian equity market. The Nifty 500 Index is reconstituted on semi-annual basis.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

32   |  DBX ETF Trust

Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF are diversified series of the Trust. Xtrackers Nifty 500 India ETF is non-diversified and is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. Each Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole, and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.

Security Valuation The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange and the Nasdaq, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

DBX ETF Trust  |  33

Equity securities and Exchange Traded Funds (“ETFs”) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as a Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the last traded price on the exchange for securities suspended from trading; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following each Fund’s Schedule of Investments.

Investment Transactions and Investment Income Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of the Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF to pay out dividends from its net investment income, if any, to investors annually. It is the policy of the Xtrackers Nifty 500 India ETF to pay out dividends from its net investment income, if any, to investors semi-annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended May 31, 2026 (or since the Fund’s inception if the Fund commenced operations less than four years prior to May 31, 2026), remains subject to examination by taxing authorities. Specific to foreign countries in which the Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which each Fund invests.

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The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended May 31, 2026, the Funds did not incur any interest or penalties.

As of May 31, 2026, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income*	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)

Xtrackers Harvest CSI 300 China A-Shares ETF	$12,218,154	$(871,546,867)	$589,977,951	$(269,350,762)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	290,298	(18,255,776)	10,285,432	(7,680,046)
Xtrackers Nifty 500 India ETF	—	(38,413)	(490,132)	(528,545)

The tax character of dividends and distributions declared for the years ended May 31, 2026 and May 31, 2025 were as follows:

Year Ended May 31, 2026
Ordinary Income*

Xtrackers Harvest CSI 300 China A-Shares ETF	$41,468,618

Year Ended May 31, 2025
Ordinary Income*

Xtrackers Harvest CSI 300 China A-Shares ETF	$31,891,425

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	247,897

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

At May 31, 2026, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount

Xtrackers Harvest CSI 300 China A-Shares ETF	$634,450,207	$237,096,660	$871,546,867

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	14,471,373	3,784,403	18,255,776

Xtrackers Nifty 500 India ETF	28,060	10,353	38,413

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal year ended May 31, 2026, the Funds had no post-October capital or late year ordinary losses.

The following Funds utilized capital loss carryforwards to offset taxable gains realized during the year ended May 31, 2026:

Utilized Amount

Xtrackers Harvest CSI 300 China A-Shares ETF	$122,567,470

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	2,434,284

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As of May 31, 2026, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)

Xtrackers Harvest CSI 300 China A-Shares ETF	$1,315,749,414	$589,958,501	$785,544,393	$(195,585,892)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	27,886,051	10,283,941	12,880,795	(2,596,854)
Xtrackers Nifty 500 India ETF	4,933,192	(490,217)	207,399	(697,616)

Foreign Taxes The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of May 31, 2026, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

In this reporting period, the Funds adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). The adoption impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.

A disaggregation of income taxes paid by jurisdiction is presented when such amounts are significant; however, income taxes paid by the Funds for the year ended May 31, 2026 were not considered significant.

Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF direct investments in China A-Shares will be subject to a number of Chinese tax rules and the application of many of those rules is evolving. Chinese taxes that may apply to the Funds’ direct investments in A-Shares include withholding income tax (“WHT”) on dividends, WHT on bank deposit interest, WHT on capital gains realized from the disposal of equity investments prior to November 17, 2014 and stamp duty. China imposes WHT at a rate of 10% on dividends on shares and interest income derived by non People’s Republic of China (“PRC”) enterprises including Qualified Foreign Institutional Investors (“QFII”) and Renminbi Qualified Foreign Institutional Investors (“RQFII”) from PRC resident issuers, subject to any lower rate provided by an applicable tax treaty.

Since November 17, 2014, QFIIs and RQFIIs have been temporarily exempt from WHT with respect to gains derived from the trading of equity investments (including shares in PRC enterprises). With respect to gains derived from equity investments prior to November 17, 2014, QFIIs and RQFIIs are subject to WHT at a rate of 10% on such gains on a gross basis, subject to any lower rate provided by an applicable tax treaty. The above WHT treatment applies to QFIIs and RQFIIs which do not have a permanent establishment (“PE”) in the PRC. The Funds do not have PEs in the PRC, therefore, the Funds are only subject to WHT at 10% with respect to gross realized gains derived from the disposal of land-rich A-Share companies and exempt from WHT with respect to gross realized gains derived from non land-rich A-Share companies prior to November 17, 2014 as long as treaty relief is eligible. Land-rich enterprises refer to companies whose value of immovable property in the PRC is greater than 50% of the value of their total assets at any time during the three-year period before the alienation of the PRC companies’ shares. The WHT relating to the realized gains from shares in land-rich companies prior to November 17, 2014 has been paid by the Funds while realized gains from shares in non land-rich companies prior to November 17, 2014 were granted treaty relief pursuant to the PRC-US Double Taxation Arrangement.

The PRC rules for taxation of QFIIs and RQFIIs are evolving and the tax regulations to be issued by the PRC State Taxation Administration and/or PRC Ministry of Finance, as well as the practices adopted by the local PRC authorities, may apply retroactively which may adversely affect the Fund and its shareholders.

The Xtrackers Nifty 500 India ETF is subject to tax in India on the income arising from investments in Indian securities, which could be in the form of dividends and/or capital gains arising on the sale of securities. A Securities Transaction Tax (“STT”) was introduced under Section 98 of the Finance (No.2) Act, 2004 on transactions relating to sale, purchases and redemption of shares made by purchasers or sellers of Indian securities. Income arising from sale of Indian securities by the Fund is treated as capital gains under the Indian Income Tax Act, 1961 (“IT Act”). Long-term capital gains on sale of securities are chargeable to tax in India at the rate of 12.5%. The holding period for a security to qualify as long-term is 12 months for equity shares listed on a recognized stock exchange in India and 24 months in case of all other securities. The tax on long-

36   |  DBX ETF Trust

term capital gains arising on sale of listed equity shares and on which STT has been paid at the time of sale is calculated after allowing for a basic exemption limit of INR 125,000. Short-term capital gains arising from the sale of equity shares listed on a recognized stock exchange in India and on which STT has been paid at the time of sale are taxed at the rate of 20%. Short-term capital gains on the sale of all other securities are taxable at the rate of 35%. Capital gains arising from the transfer of depositary receipts outside India between non-resident investors are not subject to tax in India. Dividend income earned by the Fund will be subject to Indian income tax at the specified tax rate of 20% under the IT Act. The applicable tax is withheld by the dividend-paying issuer at the time of making payment. The India-USA Double Taxation Avoidance Agreement (“the DTAA”) provides for a reduced rate of 15% tax on dividends. However, the Fund does not anticipate claiming any treaty benefits.

Foreign Currency Translations The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Derivatives

Futures Contracts Xtrackers Nifty 500 India ETF may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. The Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. The Fund will not use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the year ended May 31, 2026, the Xtrackers Nifty 500 India ETF utilized futures in order to simulate investment in the Fund’s Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of May 31, 2026 is included in a table following the Fund’s Schedule of Investments.

The following table summarizes the value of the Fund’s derivative instruments held as of May 31, 2026 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers Nifty 500 India ETF
Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$490
	Total	$—	Total	$490

*

Futures contracts are reported in the table above using cumulative appreciation or cumulative depreciation of futures contracts, as reported in the futures contracts table following the Fund’s Schedule of Investments; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) variation margin on futures contracts.

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Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Fund’s earnings during the year ended May 31, 2026 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:	Futures Contracts – Equity Contracts
Xtrackers Nifty 500 India ETF	$(15,673)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures Contracts – Equity Contracts
Xtrackers Nifty 500 India ETF	$(490)

For the year ended May 31, 2026 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers Nifty 500 India ETF	$105,235

Cash Cash consists of cash held at banks and is on deposit with major financial institutions.

Affiliated Cash Management Vehicles The Funds may invest uninvested cash balances in DWS Government Money Market

Series, an affiliated money market fund managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. DWS Government Money Market Series is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Funds indirectly bear their proportionate share of the expenses of their investment in DWS Government Money Market Series. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in DWS Government Money Market Series.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate. Harvest Global Investments Limited serves as investment sub-Advisor (the “Sub-Advisor”) to the Xtrackers Harvest CSI 300

China A-Shares ETF and the Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF. The Sub-Advisor is responsible for day-to-day management of each Fund, subject to supervision of the Advisor, and is paid by the Advisor for its services.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers Harvest CSI 300 China A-Shares ETF	0.65%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	0.65%
Xtrackers Nifty 500 India ETF	0.19%

The Advisor for the Fund below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in affiliated cash management vehicles. For the year ended May 31, 2026, the Advisor waived expenses of the Fund as follows:

Expenses Waived
Xtrackers Nifty 500 India ETF	$46

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the payments to the subadvisor (as applicable), the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

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The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the year ended May 31, 2026, the cost of investments purchased and proceeds from sale of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Xtrackers Harvest CSI 300 China A-Shares ETF	$1,001,911,442	$1,695,724,280
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	29,678,488	31,223,751
Xtrackers Nifty 500 India ETF	4,996,666	109,645

5. Fund Share Transactions

As of May 31, 2026, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units for each fund are generally issued in exchange for a specific amount of cash totaling the NAV of the Creation Units. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Investing in China

Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others; more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in lack of liquidity and in price volatility; currency revaluations and other currency exchange rate fluctuations or blockage; the nature and extent of intervention by the Chinese government in the Chinese securities markets (including both direct and indirect market stabilization efforts, which may affect valuations of Chinese issuers), whether such intervention will continue and the impact of such intervention or its discontinuation; the risk of nationalization or expropriation of assets; the risk that the Chinese government may decide not to continue to support economic reform programs; limitations on the use of brokers (or action by the Chinese government that discourages brokers from serving international clients); higher rates of inflation; greater political, economic and social uncertainty; higher market volatility caused by any potential regional territorial conflicts or natural disasters; the risk of increased trade tariffs, embargoes and other trade or regulatory limitations; restrictions on foreign ownership which require U.S. investors to invest in offshore special purpose companies to obtain indirect exposure to Chinese issuers; custody risks associated with investing through Stock Connect, a Qualified Foreign Investor (“QFI”) or other programs to access the Chinese securities markets; both interim and permanent market regulations which may affect the ability of certain stockholders to sell Chinese securities when it would otherwise be advisable; different and less stringent financial reporting standards; and increased political pressure from the U.S. and other countries to restrict the ability of investors outside China to invest in Chinese issuers.

7. Investing in India

Investments in Indian issuers involve risks that are specific to India, including legal, regulatory, political, currency and economic risks. The securities markets in India are relatively underdeveloped and may subject Xtrackers Nifty 500 India ETF to higher transaction costs or greater uncertainty than investments in more developed securities markets. Political and legal uncertainty, greater government control over the economy, currency fluctuations or blockage, and the risk of nationalization or expropriation of assets may result in an increased risk of loss. In addition, religious and border disputes persist in India. India has experienced acts of terrorism and has strained international relations with Pakistan, Bangladesh, China, Sri Lanka and other neighbors due to territorial disputes, historical animosities, terrorism, defense concerns, and other security

DBX ETF Trust  |  39

concerns. These situations may cause uncertainty in the Indian market and may adversely affect the Indian economy. Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. For example, India is heavily dependent upon trading with key partners and any reduction in this trading may have an adverse impact on the Fund’s investments.

8. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At May 31, 2026, there was one affiliated shareholder account for each of the funds listed below holding a significant percentage of the shares outstanding: Trust has entered

Approximate Percent of Outstanding Shares Held
Xtrackers Nifty 500 India ETF	48%

9. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers Harvest CSI 300 China A-Shares ETF, Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF and Xtrackers Nifty 500 India ETF, and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate plus .10%. Each Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the 1940 Act or 25 percent of adjusted total net assets. The Funds had no outstanding loans at May 31, 2026.

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Report of Independent Registered Public Accounting Firm

To the Shareholders of

Xtrackers Harvest CSI 300 China A-Shares ETF, Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF, Xtrackers Nifty 500 India ETF and the Board of Trustees of DBX ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Xtrackers Harvest CSI 300 China A-Shares ETF, Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF and Xtrackers Nifty 500 India ETF (collectively referred to as the “Funds”), (three of the funds constituting DBX ETF Trust (the “Trust”)), including the schedules of investments, as of May 31, 2026, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (three of the funds constituting DBX ETF Trust) at May 31, 2026, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the DBX ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Xtrackers Harvest CSI 300 China A-Shares ETF Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	For the year ended May 31, 2026	For each of the two years in the period ended May 31, 2026	For each of the five years in the period ended May 31, 2026
Xtrackers Nifty 500 India ETF	For the period November 25, 2025 (commencement of operations) through May 31, 2026

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of the internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

DBX ETF Trust  |  41

Report of Independent Registered Public Accounting Firm (Continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

July 27, 2026

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Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT WITH DBX ADVISORS LLC AND INVESTMENT SUB-ADVISORY AGREEMENT WITH HARVEST GLOBAL INVESTMENTS LIMITED

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on May 12-13, 2026 (the “Meeting”) the Trustees, all of whom are Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement and Investment Sub-Advisory Agreement with respect to Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (each a “Fund,” and collectively, the “Funds”) for another annual period ending May 31, 2027. The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement and the Investment Sub-Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) and Harvest Global Investments Limited (“Harvest” or the “Sub-Advisor”) for purposes of reviewing the Investment Advisory Agreement’s and Investment Sub-Advisory Agreement’s terms, including statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”) regarding (a) fee and expense information for each Fund (including the fee and expense components and any amounts waived or reimbursed) as compared to a peer group of other exchange-traded funds (“ETFs”) selected pursuant to Broadridge’s proprietary methodology (each, a “Peer Group”) and (b) each Fund’s tracking error as compared to its underlying index over the previous five years. The Independent Trustees met with representatives of the Advisor on May 12, 2026 to review financial reports and other information provided by the Advisor and inquire further with regard to the financial information provided, and asked questions of the Advisor during this meeting. The Independent Trustees also took into consideration the discussions they had with management before and during the Meeting and among themselves during their Executive Sessions held during the Meeting.

The Independent Trustees also noted that they had received and took into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance, tracking error and related financial information, presentations given by DBX and Harvest, as well as periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds.

In reaching its decision to approve the continuation of to the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fees; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

In reaching its decision to approve the continuation of the Investment Sub-Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the performance of Harvest with respect to its management of the Funds, as well as Harvest’s financial resources and its resulting ability to perform its obligations under the Investment Sub-Advisory Agreement; (3) the total cost of the services provided by Harvest from its relationship with the Funds; (4) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (5) fall out benefits, if any, enjoyed by the Sub-Advisor.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Vedder Price P.C. (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

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Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services. The Board reviewed in detail the nature, extent and quality of services provided and the risks incurred by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor.

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. The Board also considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operation. The Board also considered the role played by the Advisor in working with Harvest to manage the Funds’ portfolios, noting that the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds. The Board considered the information regarding each Fund’s tracking error compared to its underlying index that had been provided by the Advisor and by Broadridge. The Board took note of the detailed information provided by the Advisor throughout the year with respect to each Fund’s tracking error and the sources thereof. The Trustees noted that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising the Sub-Advisor and third party service providers to the Funds, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Funds’ compliance program.

Advisor’s Financial Resources. In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee. The Board compared each Fund’s advisory fee and total expenses to those of the other ETFs in its Peer Group. The Board noted that due to the special characteristics of the Funds, there were limitations faced by Broadridge in providing comparable funds in the Peer Group and the information in the Broadridge report accordingly may or may not provide meaningful direct comparisons to the Funds. The Board considered that each Fund’s advisory fees and total expenses were above the average and median of the Peer Group. The Board noted that not all funds in the Peer Group were sub-advised and that Harvest’s local market capabilities provided the Funds with the widest feasible range of means to access A-shares. The Board also considered that each Fund’s total expenses were equal to the median of the Peer Group when expense waivers were excluded. The Board accordingly noted that each Fund’s fee is competitive with the fees of the Peer Group.

The Board considered that the fee for the Funds is a unitary fee pursuant to which the Advisor pays all of the Funds’ operating expenses (subject to certain specified exceptions). The Board considered that each Fund’s fee had been priced to scale when it was established. The Board also considered that the Funds’ portfolios are managed on a day-to-day basis by the Sub-Advisor, which receives a fee from the Advisor. The Board considered the allocation of responsibilities between the Advisor and Sub-Advisor and noted that the Advisor provides oversight of day-to-day operations, including

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Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee is reasonable in light of the services provided.

Costs of Services and Profitability. The Board considered the expenses of the Advisor in developing and rendering services to the Funds and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Funds, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that only Xtrackers Harvest CSI 300 China A-Shares ETF was profitable at this time and the Advisor’s profitability with respect to the Fund was not excessive. The Board considered whether the Advisor would benefit in other ways from its relationship with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

Economies of Scale. The Board considered that Xtrackers Harvest CSI 300 China A-Shares ETF had attracted a substantial amount of assets, but determined that the Fund was not experiencing economies of scale beyond what was reflected in the Fund’s unitary fee, which the Board noted was competitive. The Board considered that Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF was not experiencing economies of scale at this time and determined to revisit this matter after the Fund had attracted more assets. The Board also acknowledged that the concept of economies of scale is a complex subject as to determining with a fair degree of certainty whether economies of scale exist, to what extent they exist, whether scale can result in additional expenses, and alternative ways advisors can share benefits of economies of scale.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

The Board considered the following in determining whether to approve the Investment Sub-Advisory Agreement:

Nature, Extent and Quality of Services. In considering the nature, extent and quality of services that Harvest provides to the Funds, the Board reviewed in detail the nature, extent and quality of services provided by Harvest under the Investment Sub-Advisory Agreement. In doing so, the Board considered the information it had received from, and discussions the Board and the Advisor had with, the Sub-Advisor during the prior year, in addition to the information the Sub-Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities.

The Board also considered Harvest’s operational capabilities and resources, and its experience in serving as investment sub-advisor to the Funds. The Board considered the professional experience, qualifications and performance of Harvest’s senior management and key professional personnel, as well as Harvest’s depth and breadth of experience in managing investment portfolios consisting of A-shares, and their techniques for implementing such strategies while minimizing index tracking error. The Board also noted that the Chinese authorities had abolished the quotas under the Renminbi Qualified Foreign Institutional Investor program, but that it remained in the Funds’ best interests to continue utilizing Harvest as the Funds’ sub-advisor and that Harvest’s local market capabilities provided the Funds with the widest feasible range of means to access A-shares. In addition, the Board considered Harvest’s operational capabilities and resources, and Harvest’s experience in managing index funds covering various asset classes. The Board also noted Harvest’s processes to minimize the cost of trading.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by Harvest under the Investment Sub-Advisory Agreement are reasonable and appropriate in relation to the fees paid to Harvest, taking special consideration of the fact that the fees paid to Harvest are payable by the Advisor and not the Funds.

Performance of Harvest; Harvest’s Financial Resources. The Board considered Harvest’s performance in managing the Funds and its ability to minimize tracking error, taking note of the detailed information provided by the Advisor throughout the year with respect to each Fund’s tracking error and the sources thereof. The Board concluded that, given Harvest’s capabilities and experience in managing the Funds, Harvest had generally been able to keep the Funds’ tracking error within acceptable ranges.

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Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

The Board also considered Harvest’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that Harvest has the financial resources necessary to perform its obligations under the Investment Sub-Advisory Agreement.

Reasonableness of Sub-Advisory Fee. The Board considered that the fee paid to Harvest in respect of the Funds is paid by the Advisor and not the Funds. Based on its review, the Board concluded that the fees agreed upon with Harvest are reasonable in light of the nature and quality of investment advisory services rendered for each Fund. The Board reached its conclusion based in part on the aggregate fees paid by the Funds, the fact that the sub-advisory fee is paid by the Advisor and not the Funds, and fees paid by comparable funds to advisors.

Costs of Services and Profitability. The Board further considered that specific information about Harvest’s profitability with respect to its services provided to the Funds was not available because Harvest receives a fixed fee which is computed as a percentage of each Fund’s advisory fees and does not calculate the profitability of its sub-advisory services on a per-Fund level. The Board also considered that the overall fees paid by each Fund remained reasonable.

The Board also considered whether Harvest would benefit in other ways from its relationship with the Funds. The Board noted Harvest’s practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Funds and the brokers’ and dealers’ provision of brokerage services to Harvest. The Board concluded that any fall-out benefits to Harvest were reasonable.

Economies of Scale. The Board considered that Xtrackers Harvest CSI 300 China A-Shares ETF had attracted a substantial amount of assets, but determined that the Fund was not experiencing economies of scale beyond what was reflected in the Fund’s unitary fee, which the Board noted was competitive. The Board considered that Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF was not experiencing economies of scale at this time and determined to revisit this matter after the Fund had attracted more assets. The Board also acknowledged that the concept of economies of scale is a complex subject as to determining with a fair degree of certainty whether economies of scale exist, to what extent they exist, whether scale can result in additional expenses, and alternative ways advisors can share benefits of economies of scale.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Sub-Advisory Agreement was fair and reasonable and it was unanimously approved.

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Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

Xtrackers Nifty 500 India ETF

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT WITH DBX ADVISORS LLC

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on May 12-13, 2026 (the “Meeting”), the Trustees, all of whom are Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers Nifty 500 India ETF (the “Fund”) for another annual period ending on May 31, 2027. The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) for purposes of reviewing the Investment Advisory Agreement’s terms, including statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”) regarding fee and expense information for the Fund (including the fee and expense components and any amounts waived or reimbursed) as compared to a peer group of other exchange-traded funds (“ETFs”) selected pursuant to Broadridge’s proprietary methodology (the “Peer Group”). The Independent Trustees met with representatives of the Advisor on May 12, 2026 to review financial reports and other information provided by the Advisor and inquire further with regard to the financial information provided, and asked questions of the Advisor during this meeting. The Independent Trustees also took into consideration the discussions they had with management before and during the Meeting and among themselves during their Executive Sessions held during the Meeting.

The Independent Trustees also noted that they had received and took into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of the Fund’s investment performance, tracking error and related financial information, presentations given by DBX, as well as periodic reports on brokerage commissions, portfolio execution and other services provided to the Fund.

In reaching its decision to approve the continuation of the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Fund and its shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Fund; (5) the extent to which economies of scale have been realized, and if the Fund’s shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Vedder Price P.C. (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of the Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services. The Board reviewed in detail the nature, extent and quality of services provided and the risks incurred by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Fund and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Fund’s operations. The Board also considered that in addition to managing the Fund’s

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Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

portfolio directly, the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Fund.

The Board considered the information regarding the Fund’s tracking error compared to its underlying index that had been provided by the Advisor. The Board took note of the detailed information provided by the Advisor throughout the year with respect to the Fund’s tracking error and the sources thereof. The Trustees noted that tracking error for the Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Fund’s service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Fund. The Board also considered the expertise of the Advisor in supervising third party service providers to the Fund, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Fund’s compliance program.

Advisor’s Financial Resources. In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee. The Board compared the Fund’s advisory fee and total expenses to those of the other ETFs in its Peer Group. The Board noted that due to the special characteristics of the Fund, there were limitations faced by Broadridge in providing comparable funds in the Peer Group and the information in the Broadridge report accordingly may or may not provide meaningful direct comparisons to the Fund. The Board also noted that the advisory fees and total expenses (after waivers/reimbursements, as applicable) for the Fund were below the average and/or median of the ETFs in the Fund’s Peer Group.

The Board accordingly noted that the Fund’s fee is competitive with the fees of applicable peer ETFs. The Board considered that the fee for the Fund is a unitary fee pursuant to which the Advisor pays all of the Fund’s operating expenses (subject to certain specified exceptions). The Board considered that the Fund’s fee had been priced to scale when it was established. The Board also considered that the Fund’s portfolio is managed on a day-to-day basis by the Advisor and that the Advisor also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Fund. Based on its review, the Board concluded that the advisory fee for the Fund is reasonable in light of the services provided.

Costs of Services and Profitability. The Board considered the expenses of the Advisor in developing and rendering services provided to the Fund and the information provided by the Advisor to the Board regarding the Fund’s profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Fund, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that the Fund was not profitable at this time. The Board considered whether the Advisor would benefit in other ways from its relationship with the Fund and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Fund.

Economies of Scale. The Board considered that the Fund was not experiencing economies of scale at this time and determined to revisit this matter after the Fund had attracted more assets. The Board also acknowledged that the concept of economies of scale is a complex subject as to determining with a fair degree of certainty whether economies of scale exist, to what extent they exist, whether scale can result in additional expenses, and alternative ways advisors can share benefits of economies of scale.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

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Tax Information (Unaudited)

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its period ended May 31, 2026.

Qualified Dividend Income*

Xtrackers Harvest CSI 300 China A-Shares ETF	100%

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	80%

Xtrackers Nifty 500 India ETF	80%

*	The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Each Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Paid

Xtrackers Harvest CSI 300 China A-Shares ETF	$52,460,962	$ 5,239,547

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	444,307	44,094

Xtrackers Nifty 500 India ETF	37,837	3,831

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COUNTRY-NCSRA

(b)	The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not Applicable. The Independent Trustees are paid by the Advisor out of the unitary advisory fee. See Note 3 to the Financial Statements under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DBX ETF Trust

By (Signature and Title)	/s/ Freddi Klassen
Freddi Klassen
Principal Executive Officer

Date August 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Freddi Klassen
Freddi Klassen
Principal Executive Officer

Date August 3, 2026

By (Signature and Title)	/s/ Diane Kenneally
Diane Kenneally
Principal Financial Officer

Date August 3, 2026